Registration No. 333-17641
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                       POST-EFFECTIVE AMENDMENT NO. 25 TO

                                    FORM S-6

                                 --------------

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

        SEPARATE ACCOUNT FP                            Mark Pearson,
                OF                                Chief Executive Officer
AXA EQUITABLE LIFE INSURANCE COMPANY        AXA Equitable Life Insurance Company
       (Exact Name of Trust)                    1290 Avenue of the Americas
AXA EQUITABLE LIFE INSURANCE COMPANY              New York, New York 10104
     (Exact Name of Depositor)           (Name and Address of Agent for Service)
    1290 Avenue of the Americas
      New York, New York 10104
(Address of Depositor's Principal Executive Offices)

                            ----------------------

             Telephone Number, Including Area Code: (212) 554-1234

                            ----------------------

                  Please send copies of all communications to:

                DODIE KENT                             with a copy to:
            Vice President and                  Christopher E. Palmer, Esq.
       Associate General Counsel                   Goodwin Procter LLP
   AXA Equitable Life Insurance Company         901 New York Avenue, N.W.
        1290 Avenue of the Americas               Washington, D.C. 20001
         New York, New York 10104

                                 --------------

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 2, 2011 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

================================================================================

                                      NOTE

This Post Effective Amendment No. 25 ("PEA") to the Form S-6 Registration Statement No. 333-17641 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/ modifications reflected in the supplement to the Survivorship 2000 prospectus. The supplement contains year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Survivorship 2000 prospectus, any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Variable Life Insurance Policies
     Incentive Life Plus(R)
     Survivorship 2000


PROSPECTUS SUPPLEMENT DATED MAY 1, 2011

--------------------------------------------------------------------------------


This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)   ABOUT THE PORTFOLIOS OF THE TRUSTS.

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this policy, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each portfolio. PLEASE SEE "INVESTMENT PORTFOLIOS" LATER IN THIS SUPPLEMENT FOR INFORMATION REGARDING THE FEES AND EXPENSES.




              Copyright 2011 AXA Equitable Life Insurance Company
                             All rights reserved.


                                                                      e13475/ADL

Portfolios of the Trusts



-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                                  AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION    Seeks long-term capital appreciation.                      o   AXA Equitable Funds Management Group,
                                                                                            LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE             Seeks a high level of current income.                      o   AXA Equitable Funds Management Group,
 ALLOCATION                                                                                 LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS        Seeks current income and growth of capital, with a         o   AXA Equitable Funds Management Group,
 ALLOCATION                  greater emphasis on current income.                            LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION      Seeks long-term capital appreciation and current income.   o   AXA Equitable Funds Management Group,
                                                                                            LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS            Seeks long-term capital appreciation and current income,   o   AXA Equitable Funds Management Group,
 ALLOCATION                  with a greater emphasis on capital appreciation.               LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE      Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
  EQUITY
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   ClearBridge Advisors, LLC

                                                                                        o   Goodman & Co. NY Ltd.

                                                                                        o   Legg Mason Capital Management, Inc.

                                                                                        o   Marsico Capital Management, LLC

                                                                                        o   T. Rowe Price Associates, Inc.

                                                                                        o   Westfield Capital Management Company,
                                                                                            L.P.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       Seeks a balance of high current income and capital         o   BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of risk.
                                                                                        o   Pacific Investment Management Company
                                                                                            LLC

                                                                                        o   SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   JPMorgan Investment Management Inc.

                                                                                        o   Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
  CORE EQUITY
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   Janus Capital Management, LLC

                                                                                        o   Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
  VALUE
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   Institutional Capital LLC

                                                                                        o   MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
  GROWTH
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Franklin Advisers, Inc.

                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Diamond Hill Capital Management, Inc.

                                                                                        o   Knightsbridge Asset Management, LLC

                                                                                        o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current   o   Pacific Investment Management Company
 BOND                        income and capital appreciation.                               LLC

                                                                                        o   Post Advisory Group, LLC

                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 GROWTH                                                                                     LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Morgan Stanley Investment Management
                                                                                            Inc.

                                                                                        o   NorthPointe Capital, LLC

                                                                                        o   Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 VALUE                                                                                      LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Franklin Advisory Services, LLC

                                                                                        o   Horizon Asset Management, Inc.

                                                                                        o   Pacific Global Investment Management
                                                                                            Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   RCM Capital Management, LLC

                                                                                        o   SSgA Funds Management, Inc.

                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION         Seeks long-term capital appreciation and current income.   o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400     Seeks to achieve long-term growth of capital with an       o   AllianceBernstein L.P.
                             emphasis on risk-adjusted returns and lower volatility
                             over a full market cycle relative to traditional equity    o   AXA Equitable Funds Management Group,
                             funds and equity market indexes, by investing in a             LLC
                             combination of long and short positions on equity
                             securities of mid-capitalization companies, including      o   BlackRock Investment Management, LLC
                             securities in the Standard & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500     Seeks to achieve long-term growth of capital with an       o   AllianceBernstein L.P.
                             emphasis on risk-adjusted returns and lower volatility
                             over a full market cycle relative to traditional equity    o   AXA Equitable Funds Management Group,
                             funds and equity market indexes, by investing in a             LLC
                             combination of long and short positions on equity
                             securities of large-capitalization companies, including    o   BlackRock Investment Management, LLC
                             securities in the Standard & Poor's 500 Composite Stock
                             Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000    Seeks to achieve long-term growth of capital with an       o   AllianceBernstein L.P.
                             emphasis on risk-adjusted returns and lower volatility
                             over a full market cycle relative to traditional equity    o   AXA Equitable Funds Management Group,
                             funds and equity market indexes, by investing in a             LLC
                             combination of long and short positions on equity
                             securities of small-capitalization companies, including    o   BlackRock Investment Management, LLC
                             securities in the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER         Seeks to achieve long-term growth of capital with an       o   AllianceBernstein L.P.
 INTERNATIONAL               emphasis on risk-adjusted returns and lower volatility
                             over a full market cycle relative to traditional equity    o   AXA Equitable Funds Management Group,
                             funds and equity market indexes, by investing in a             LLC
                             combination of long and short positions on equity
                             securities of foreign companies, including securities in   o   BlackRock Investment Management, LLC
                             the Morgan Stanley Capital International EAFE Index,
                             ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index,
                              FTSE 100 Index and the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.              o   AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,     o   BlackRock Investment Management, LLC
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to achieve an     o   Boston Advisors, LLC
 INCOME                      above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.           o   Bridgeway Capital Management, Inc.
 RESPONSIBLE
                                                                                        o   Calvert Investment Management, Inc.

                                                                                        o   Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                             approximates the total return performance of the Barclays
                             Capital Intermediate U.S. Government/Credit Index,
                             including reinvestment of dividends, at a risk level
                             consistent with that of the Barclays Capital Intermediate
                             U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS       Seeks to achieve long-term growth of capital.               o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Capital Management, Inc.

                                                                                        o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND        Seeks to achieve capital appreciation.                      o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY      Seeks to maximize capital appreciation.                     o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS         Seeks to achieve capital growth and current income.         o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   First International Advisors, LLC

                                                                                        o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR      Seeks to achieve long-term capital appreciation.            o   AXA Equitable Funds Management Group,
 EQUITY                                                                                     LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Morgan Stanley Investment Management
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT  Seeks to achieve a total return before expenses that        o   SSgA Funds Management, Inc.
 BOND INDEX                 approximates the total return performance of the Barclays
                            Capital Intermediate U.S. Government Bond Index, includ-
                            ing reinvestment of dividends, at a risk level consistent
                            with that of the Barclays Capital Intermediate U.S. Gov-
                            ernment Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS  Seeks to achieve long-term growth of capital.               o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Hirayama Investments, LLC

                                                                                        o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL            Seeks to achieve a total return (before expenses) that      o   AllianceBernstein L.P.
 EQUITY INDEX(2)            approximates the total return performance of a compos-
                            ite index comprised of 40% Dow Jones EURO STOXX 50
                            Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10%
                            S&P/ASX 200 Index, including reinvestment of dividends,
                            at a risk level consistent with that of the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS Seeks to provide current income and long-term growth of     o   AXA Equitable Funds Management Group,
                            income, accompanied by growth of capital.                       LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE           Seeks to achieve long-term capital appreciation.            o   J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS      Seeks to achieve long-term growth of capital with a sec-    o   AXA Equitable Funds Management Group,
                            ondary objective to seek reasonable current income. For         LLC
                            purposes of this Portfolio, the words "reasonable current
                            income" mean moderate income.                               o   BlackRock Investment Management, LLC

                                                                                        o   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX   Seeks to achieve a total return before expenses that        o   AllianceBernstein L.P.
                            approximates the total return performance of the Russell
                            1000 Growth Index, including reinvestment of dividends
                            at a risk level consistent with that of the Russell 1000
                            Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS    Seeks to provide long-term capital growth.                  o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX    Seeks to achieve a total return before expenses that        o   SSgA Funds Management, Inc.
                            approximates the total return performance of the Russell
                            1000 Value Index, including reinvestment of dividends, at
                            a risk level consistent with that of the Russell 1000 Value
                            Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS     Seeks to achieve long-term growth of capital.               o   AllianceBernstein L.P.

                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND   Seeks to achieve capital appreciation and growth of         o   Lord, Abbett & Co. LLC
 INCOME(1)                  income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP    Seeks to achieve capital appreciation and growth of         o   Lord, Abbett & Co. LLC
 CORE                       income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL        Seeks to achieve capital appreciation.                      o   MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX            Seeks to achieve a total return before expenses that        o   SSgA Funds Management, Inc.
                            approximates the total return performance of the S&P
                            Mid Cap 400 Index, including reinvestment of dividends,
                            at a risk level consistent with that of the S&P Mid Cap
                            400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS(5)    Seeks to achieve long-term capital appreciation.            o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve    o   The Dreyfus Corporation
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        Seeks to achieve capital appreciation.                      o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP   Seeks to achieve capital growth.                            o   Morgan Stanley Investment Management
 GROWTH                                                                                     Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Seeks to generate a return in excess of traditional money   o   Pacific Investment Management Company,
                            market products while maintaining an emphasis on pres-          LLC
                            ervation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        Seeks to achieve high current income consistent with        o   AllianceBernstein L.P.
                            moderate risk to capital.
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the       o   AllianceBernstein L.P.
                            deduction of Portfolio expenses) the total return of the
                            Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and sec-    o   T. Rowe Price Associates, Inc.
 STOCK                      ondarily, income.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation    o   UBS Global Asset Management (Americas)
                            with income as a secondary consideration.                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                   o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA        Seeks to achieve long-term capital growth.                    o   Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL    The fund's investment objective is total return through       o   Invesco Advisers, Inc.
 ESTATE FUND                growth of capital and current income.
                                                                                          o   Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL  The fund's investment objective is long-term growth of        o   Invesco Advisers, Inc.
 GROWTH FUND                capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE   The fund's investment objective is long-term growth of        o   Invesco Advisers, Inc.
 EQUITY FUND                capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP      The fund's investment objective is long-term growth of        o   Invesco Advisers, Inc.
 EQUITY FUND                capital.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP   The fund seeks long-term capital growth. Income is a        o   American Century Investment
 VALUE FUND                   secondary objective.                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
INSURANCE PRODUCTS (VIP) -
SERVICE CLASS 2                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP             Seeks long-term capital appreciation.                         o   Fidelity Management & Research Company
 CONTRAFUND(R) PORTFOLIO                                                                      (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH &    Seeks high total return through a combination of current      o   Fidelity Management & Research Company
 INCOME PORTFOLIO           income and capital appreciation.                                  (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP     Seeks long-term growth of capital.                            o   Fidelity Management & Research Company
 PORTFOLIO                                                                                    (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -
CLASS 2                                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS   Seeks long-term capital appreciation, with                    o   Franklin Advisory Services, LLC
 SECURITIES FUND            preservation of capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE    Seeks long-term total return.                                 o  Franklin Advisory Services, LLC
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME   The Fund's principal investment goal is to earn a high        o  Franklin Advisers, Inc.
 SECURITIES FUND            level of current income. Its secondary goal is
                            long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES    The Fund's principal investment goal is capital               o  Franklin Mutual Advisers, LLC
 FUND                       appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING        Seeks long-term capital appreciation.                         o  Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND       Seeks high current income, consistent with preservation       o  Franklin Advisers, Inc.
 SECURITIES FUND            of capital. Capital appreciation is a secondary consider-
                            ation.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH            The Fund's investment goal is long-term capital growth.       o  Templeton Global Advisors Limited
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE
SHARES                                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP   Seeks long-term capital appreciation.                         o   Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY           Seeks to provide long-term capital appreciation.   o   Waddell & Reed Investment Management
                                                                                      Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH   Seeks to provide growth of your investment.        o   Waddell & Reed Investment Management
                                                                                      Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP        Seeks growth of capital.                           o   Waddell & Reed Investment Management
 GROWTH                                                                               Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES,
 INC. - SERVICE SHARES                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING     Seeks long-term capital appreciation.              o   Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUSTS - SERVICE CLASS                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE     The fund's investment objective is to seek         o   Massachusetts Financial Services Company
 PORTFOLIO                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK  The fund's investment objective is to seek         o   Massachusetts Financial Services Company
 SERIES                        capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES  The fund's investment objective is to seek         o   Massachusetts Financial Services Company
                               capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
 TRUST - ADVISOR CLASS                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                      Seeks maximum real return consistent with prudent  o   Pacific Investment Management Company
 COMMODITYREALRETURN(R)        investment management.                                 LLC
 STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN          Seeks maximum real return, consistent with         o   Pacific Investment Management Company
 STRATEGY PORTFOLIO            preservation of real capital and prudent               LLC
                               investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN         Seeks maximum total return, consistent with        o   Pacific Investment Management Company
 PORTFOLIO                     preservation of capital and prudent investment         LLC
                               management.
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES,
INC.                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME    Seeks to provide substantial dividend income as    o   T. Rowe Price Associates, Inc.
 PORTFOLIO - II                well as long-term growth of capital through
                               investments in the common stocks of established
                               companies.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD        Seeks long-term capital appreciation by investing  o   Van Eck Associates Corporation
 ASSETS FUND                   primarily in "hard asset" securities. Income is a
                               secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------




(1) Effective on or about May 19, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.

        ---------------------------------------------------------------------
          REPLACED (CURRENT) PORTFOLIO            SURVIVING/NEW PORTFOLIO
        ---------------------------------------------------------------------
          EQ/Capital Guardian Growth              EQ/Large Cap Growth PLUS
          EQ/Lord Abbett Growth and Income        EQ/Large Cap Value Index

(2) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.
(3) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.
(4) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.
(5) The share class for this portfolio is IA. For more information, please refer to the Prospectus for this portfolio.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ

CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. ACTUAL FEES AND EXPENSES ARE LIKELY TO FLUCTUATE FROM YEAR TO YEAR. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.




----------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are       Lowest     Highest
deducted from Portfolio assets including management fees, 12b-1 fees,       ------     -------
service fees and/or other expenses)(1)                                      0.62%      1.76%



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Templeton Devel- oping Markets Securities Portfolio.



(4) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.



--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------



At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047



--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------



At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------



Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.



--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------



life-service@axa-equitable.com



--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------




1-704-540-9714



--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------



Visit our website at www.axa-equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.
                               ----------------
REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)   request for our asset rebalancing service; and

(3)   designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)   policy surrenders;

(b)   transfers among investment options; and

(c)   changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebal-ancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2011, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(7)   DISRUPTIVE TRANSFER ACTIVITY.

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8)   TAX INFORMATION.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable. In the case of a survivorship life policy on two insureds, if the policy's owner is the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the surviving insured person, and the owner dies before the surviving insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation in 2012. During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2011, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

(9) MATURITY. If the insured person (or last surviving insured person under a Survivorship 2000 policy) is still living on the policy anniversary closest to the policy maturity date (the Final Policy Date for your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(10) CUSTOMER LOYALTY CREDIT BONUS FOR SURVIVORSHIP 2000 POLICIES ONLY. As of November 21, 2009, we have increased by 25 basis points (annual rate), the non-guaranteed Customer Loyalty Credit for Survivorship 2000 policies of all face amounts, beginning at the 20th policy year. The bonus applies to all Survivorship 2000 policies, regardless of issue age, sex, or rating class.

(11) FINANCIAL STATEMENTS. The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(12) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................A-3
   Statements of Operations for the Year Ended December 31, 2010..........A-37
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2010 and 2009...........................................A-56
   Notes to Financial Statements..........................................A-89


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2010, 2009 and 2008......................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.........................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2010, 2009 and 2008......................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.........................................................F-7
   Notes to Consolidated Financial Statements..............................F-9

                                      A-1
                                                                          e13343

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                             AMERICAN
                                                             ALL ASSET      CENTURY VP    AXA AGGRESSIVE
                                                            ALLOCATION*   MID CAP VALUE     ALLOCATION*
                                                           ------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $1,659,811     $11,195,425     $128,783,916
Receivable for The Trusts shares sold.....................          --              --           38,038
Receivable for policy-related transactions................      34,562           4,427               --
                                                            ----------     -----------     ------------
  Total assets............................................   1,694,373      11,199,852      128,821,954
                                                            ----------     -----------     ------------
LIABILITIES:
Payable for The Trusts shares purchased...................      34,551           4,402               --
Payable for policy-related transactions...................          --              --           92,284
                                                            ----------     -----------     ------------
  Total liabilities.......................................      34,551           4,402           92,284
                                                            ----------     -----------     ------------
NET ASSETS................................................  $1,659,822     $11,195,450     $128,729,670
                                                            ==========     ===========     ============
NET ASSETS:
Accumulation Units........................................   1,659,822      11,195,450      128,659,724
Accumulation nonunitized..................................          --              --               --
Retained by AXA Equitable in Separate Account FP..........          --              --           69,946
                                                            ----------     -----------     ------------
TOTAL NET ASSETS..........................................  $1,659,822     $11,195,450     $128,729,670
                                                            ==========     ===========     ============
Investments in shares of The Trusts, at cost..............  $1,629,740     $10,503,802     $130,804,628
The Trusts shares held
 Class A..................................................          --              --        7,349,906
 Class B..................................................      89,700              --        5,492,005
 Class II.................................................          --         791,756               --



                                                            AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                              STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                           -------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $1,657,346       $29,224,614         $505,622
Receivable for The Trusts shares sold.....................           --                --               --
Receivable for policy-related transactions................       17,133           209,751           12,109
                                                             ----------       -----------         --------
  Total assets............................................    1,674,479        29,434,365          517,731
                                                             ----------       -----------         --------
LIABILITIES:
Payable for The Trusts shares purchased...................       17,133           209,751           12,109
Payable for policy-related transactions...................           --                --               --
                                                             ----------       -----------         --------
  Total liabilities.......................................       17,133           209,751           12,109
                                                             ----------       -----------         --------
NET ASSETS................................................   $1,657,346       $29,224,614         $505,622
                                                             ==========       ===========         ========
NET ASSETS:
Accumulation Units........................................    1,657,346        29,222,076          505,622
Accumulation nonunitized..................................           --                --               --
Retained by AXA Equitable in Separate Account FP..........           --             2,538               --
                                                             ----------       -----------         --------
TOTAL NET ASSETS..........................................   $1,657,346       $29,224,614         $505,622
                                                             ==========       ===========         ========
Investments in shares of The Trusts, at cost..............   $1,620,980       $29,844,914         $498,775
The Trusts shares held
 Class A..................................................           --         2,141,789               --
 Class B..................................................      135,094           915,442           42,145
 Class II.................................................           --                --               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            AXA CONSERVATIVE  AXA CONSERVATIVE-PLUS   AXA GROWTH
                                                               STRATEGY*           ALLOCATION*         STRATEGY*
                                                           ----------------- ----------------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $695,778           $37,969,446        $2,171,913
Receivable for The Trusts shares sold.....................            --                    --                --
Receivable for policy-related transactions................            --                79,552            10,182
                                                                --------           -----------        ----------
  Total assets............................................       695,778            38,048,998         2,182,095
                                                                --------           -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --                79,552            10,182
Payable for policy-related transactions...................            --                    --                --
                                                                --------           -----------        ----------
  Total liabilities.......................................            --                79,552            10,182
                                                                --------           -----------        ----------
NET ASSETS................................................      $695,778           $37,969,446        $2,171,913
                                                                ========           ===========        ==========
NET ASSETS:
Accumulation Units........................................       695,778            37,966,709         2,171,913
Accumulation nonunitized..................................            --                    --                --
Retained by AXA Equitable in Separate Account FP..........            --                 2,737                --
                                                                --------           -----------        ----------
TOTAL NET ASSETS..........................................      $695,778           $37,969,446        $2,171,913
                                                                ========           ===========        ==========
Investments in shares of The Trusts, at cost..............      $698,963           $37,794,125        $2,086,241
The Trusts shares held
 Class A..................................................            --             2,605,813                --
 Class B..................................................        62,063             1,342,682           166,119



                                                              AXA MODERATE      AXA MODERATE     AXA MODERATE-PLUS
                                                              ALLOCATION*     GROWTH STRATEGY*      ALLOCATION*
                                                           ----------------- ------------------ -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $1,176,451,057       $10,098,177        $395,706,831
Receivable for The Trusts shares sold.....................         162,875                --              99,160
Receivable for policy-related transactions................              --            38,040                  --
                                                            --------------       -----------        ------------
  Total assets............................................   1,176,613,932        10,136,217         395,805,991
                                                            --------------       -----------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --            38,040                  --
Payable for policy-related transactions...................         238,950                --             131,331
                                                            --------------       -----------        ------------
  Total liabilities.......................................         238,950            38,040             131,331
                                                            --------------       -----------        ------------
NET ASSETS................................................  $1,176,374,982       $10,098,177        $395,674,660
                                                            ==============       ===========        ============
NET ASSETS:
Accumulation Units........................................   1,172,957,324        10,098,177         395,640,516
Accumulation nonunitized..................................       3,252,945                --                  --
Retained by AXA Equitable in Separate Account FP..........         164,713                --              34,144
                                                            --------------       -----------        ------------
TOTAL NET ASSETS..........................................  $1,176,374,982       $10,098,177        $395,674,660
                                                            ==============       ===========        ============
Investments in shares of The Trusts, at cost..............  $1,214,053,019       $ 9,467,598        $429,142,569
The Trusts shares held
 Class A..................................................      76,873,878                --          21,904,127
 Class B..................................................      10,631,623           782,840          16,297,217

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             AXA TACTICAL   AXA TACTICAL   AXA TACTICAL
                                                            MANAGER 2000*   MANAGER 400*   MANAGER 500*
                                                           --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $594,131       $804,340       $617,712
Receivable for The Trusts shares sold.....................           --             --             14
Receivable for policy-related transactions................          828            855             --
                                                               --------       --------       --------
  Total assets............................................      594,959        805,195        617,726
                                                               --------       --------       --------
LIABILITIES:
Payable for The Trusts shares purchased...................          821            844             --
Payable for policy-related transactions...................           --             --              8
                                                               --------       --------       --------
  Total liabilities.......................................          821            844              8
                                                               --------       --------       --------
NET ASSETS................................................     $594,138       $804,351       $617,718
                                                               ========       ========       ========
NET ASSETS:
Accumulation Units........................................      594,138        804,351        617,718
Accumulation nonunitized..................................           --             --             --
Retained by AXA Equitable in Separate Account FP..........           --             --             --
                                                               --------       --------       --------
TOTAL NET ASSETS..........................................     $594,138       $804,351       $617,718
                                                               ========       ========       ========
Investments in shares of The Trusts, at cost..............     $559,118       $722,025       $564,014
The Trusts shares held
 Class A..................................................           --             --             --
 Class B..................................................       39,010         52,456         45,121
 Class III................................................           --             --             --



                                                                              BLACKROCK
                                                             AXA TACTICAL      GLOBAL
                                                                MANAGER      ALLOCATION   EQ/ALLIANCEBERNSTEIN
                                                            INTERNATIONAL*    V.I. FUND      INTERNATIONAL*
                                                           ---------------- ------------ ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $524,131      $1,391,944       $412,017,501
Receivable for The Trusts shares sold.....................           --          77,749            611,864
Receivable for policy-related transactions................        4,320              --             26,951
                                                               --------      ----------       ------------
  Total assets............................................      528,451       1,469,693        412,656,316
                                                               --------      ----------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................        4,314              --                 --
Payable for policy-related transactions...................           --          77,749            611,515
                                                               --------      ----------       ------------
  Total liabilities.......................................        4,314          77,749            611,515
                                                               --------      ----------       ------------
NET ASSETS................................................     $524,137      $1,391,944       $412,044,801
                                                               ========      ==========       ============
NET ASSETS:
Accumulation Units........................................      524,137       1,391,944        411,383,967
Accumulation nonunitized..................................           --              --            468,220
Retained by AXA Equitable in Separate Account FP..........           --              --            192,614
                                                               --------      ----------       ------------
TOTAL NET ASSETS..........................................     $524,137      $1,391,944       $412,044,801
                                                               ========      ==========       ============
Investments in shares of The Trusts, at cost..............     $505,781      $1,367,454       $470,169,783
The Trusts shares held
 Class A..................................................           --              --         41,653,326
 Class B..................................................       41,219              --          6,374,602
 Class III................................................           --          96,062                 --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                           EQ/ALLIANCEBERNSTEIN       EQ/BLACKROCK
                                                             SMALL CAP GROWTH*    BASIC VALUE EQUITY*
                                                          ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......      $202,238,681           $189,232,605
Receivable for The Trusts shares sold....................           190,614              1,009,875
Receivable for policy-related transactions...............                --                     --
                                                               ------------           ------------
  Total assets...........................................       202,429,295            190,242,480
                                                               ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased..................                --                     --
Payable for policy-related transactions..................           131,560              1,012,223
                                                               ------------           ------------
  Total liabilities......................................           131,560              1,012,223
                                                               ------------           ------------
NET ASSETS...............................................      $202,297,735           $189,230,257
                                                               ============           ============
NET ASSETS:
Accumulation Units.......................................       202,242,598            189,186,481
Accumulation nonunitized.................................                --                     --
Retained by AXA Equitable in Separate Account FP.........            55,137                 43,776
                                                               ------------           ------------
TOTAL NET ASSETS.........................................      $202,297,735           $189,230,257
                                                               ============           ============
Investments in shares of The Trusts, at cost.............      $170,669,269           $188,250,598
The Trusts shares held
 Class A.................................................         8,913,075              2,073,700
 Class B.................................................         3,505,329             11,759,126



                                                            EQ/BLACKROCK                         EQ/CALVERT
                                                           INTERNATIONAL   EQ/BOSTON ADVISORS     SOCIALLY        EQ/CAPITAL
                                                               VALUE*        EQUITY INCOME*     RESPONSIBLE*   GUARDIAN GROWTH*
                                                          --------------- -------------------- -------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.......  $128,831,973        $11,398,345        $726,415        $5,178,094
Receivable for The Trusts shares sold....................       652,392                 --              --            10,255
Receivable for policy-related transactions...............            --             11,860             998                --
                                                           ------------        -----------        --------        ----------
  Total assets...........................................   129,484,365         11,410,205         727,413         5,188,349
                                                           ------------        -----------        --------        ----------
LIABILITIES:
Payable for The Trusts shares purchased..................            --              9,389             294                --
Payable for policy-related transactions..................       654,853                 --              --            10,255
                                                           ------------        -----------        --------        ----------
  Total liabilities......................................       654,853              9,389             294            10,255
                                                           ------------        -----------        --------        ----------
NET ASSETS...............................................  $128,829,512        $11,400,816        $727,119        $5,178,094
                                                           ============        ===========        ========        ==========
NET ASSETS:
Accumulation Units.......................................   128,750,805         11,397,951         650,312         5,150,783
Accumulation nonunitized.................................            --                 --              --                --
Retained by AXA Equitable in Separate Account FP.........        78,707              2,865          76,807            27,311
                                                           ------------        -----------        --------        ----------
TOTAL NET ASSETS.........................................  $128,829,512        $11,400,816        $727,119        $5,178,094
                                                           ============        ===========        ========        ==========
Investments in shares of The Trusts, at cost.............  $136,779,353        $10,026,688        $639,046        $4,513,811
The Trusts shares held
 Class A.................................................     1,857,383            829,623          16,682            27,289
 Class B.................................................     9,150,146          1,336,080          84,079           366,475

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/CAPITAL          EQ/COMMON
                                                            GUARDIAN RESEARCH*     STOCK INDEX*
                                                           -------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $93,318,364      $1,420,993,873
Receivable for The Trusts shares sold.....................           74,292                 133
Receivable for policy-related transactions................               --           1,896,015
                                                                -----------      --------------
  Total assets............................................       93,392,656       1,422,890,021
                                                                -----------      --------------
LIABILITIES:
Payable for The Trusts shares purchased...................               --           1,885,756
Payable for policy-related transactions...................           64,096             748,749
                                                                -----------      --------------
  Total liabilities.......................................           64,096           2,634,505
                                                                -----------      --------------
NET ASSETS................................................      $93,328,560      $1,420,255,516
                                                                ===========      ==============
NET ASSETS:
Accumulation Units........................................       93,257,315       1,416,235,728
Accumulation nonunitized..................................               --           3,658,936
Retained by AXA Equitable in Separate Account FP..........           71,245             360,852
                                                                -----------      --------------
TOTAL NET ASSETS..........................................      $93,328,560      $1,420,255,516
                                                                ===========      ==============
Investments in shares of The Trusts, at cost..............      $98,466,495      $1,657,477,910
The Trusts shares held
 Class A..................................................          858,710          79,196,520
 Class B..................................................        6,819,049           9,268,685



                                                              EQ/CORE       EQ/EQUITY       EQ/EQUITY    EQ/GAMCO MERGERS &
                                                            BOND INDEX*     500 INDEX*    GROWTH PLUS*      ACQUISITIONS*
                                                           ------------- --------------- -------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $55,359,127   $566,667,376    $125,137,983       $9,798,079
Receivable for The Trusts shares sold.....................       78,390      1,551,237         602,407               --
Receivable for policy-related transactions................           --         30,122              --           19,729
                                                            -----------   ------------    ------------       ----------
  Total assets............................................   55,437,517    568,248,735     125,740,390        9,817,808
                                                            -----------   ------------    ------------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           --             --              --           19,729
Payable for policy-related transactions...................       78,390      1,614,169         602,407               --
                                                            -----------   ------------    ------------       ----------
  Total liabilities.......................................       78,390      1,614,169         602,407           19,729
                                                            -----------   ------------    ------------       ----------
NET ASSETS................................................  $55,359,127   $566,634,566    $125,137,983       $9,798,079
                                                            ===========   ============    ============       ==========
NET ASSETS:
Accumulation Units........................................   55,343,175    566,178,833     125,085,673        9,797,535
Accumulation nonunitized..................................           --        328,977              --               --
Retained by AXA Equitable in Separate Account FP..........       15,952        126,756          52,310              544
                                                            -----------   ------------    ------------       ----------
TOTAL NET ASSETS..........................................  $55,359,127   $566,634,566    $125,137,983       $9,798,079
                                                            ===========   ============    ============       ==========
Investments in shares of The Trusts, at cost..............  $57,933,721   $562,984,420    $124,418,025       $9,232,591
The Trusts shares held
 Class A..................................................    3,766,003     21,020,257       2,332,493           17,697
 Class B..................................................    1,933,702      4,834,810       6,030,436          768,138

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/GAMCO
                                                            SMALL COMPANY     EQ/GLOBAL          EQ/GLOBAL
                                                                VALUE*       BOND PLUS*    MULTI-SECTOR EQUITY*
                                                           --------------- -------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $95,093,759    $33,233,810        $225,013,213
Receivable for The Trusts shares sold.....................            --        106,341             955,493
Receivable for policy-related transactions................        95,416             --                  --
                                                             -----------    -----------        ------------
  Total assets............................................    95,189,175     33,340,151         225,968,706
                                                             -----------    -----------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................        95,416             --                  --
Payable for policy-related transactions...................            --        106,341             953,026
                                                             -----------    -----------        ------------
  Total liabilities.......................................        95,416        106,341             953,026
                                                             -----------    -----------        ------------
NET ASSETS................................................   $95,093,759    $33,233,810        $225,015,680
                                                             ===========    ===========        ============
NET ASSETS:
Accumulation Units........................................    95,093,181     33,232,980         224,933,672
Accumulation nonunitized..................................            --             --                  --
Retained by AXA Equitable in Separate Account FP..........           578            830              82,008
                                                             -----------    -----------        ------------
TOTAL NET ASSETS..........................................   $95,093,759    $33,233,810        $225,015,680
                                                             ===========    ===========        ============
Investments in shares of The Trusts, at cost..............   $71,780,098    $32,956,821        $243,621,115
The Trusts shares held
 Class A..................................................        42,561      2,463,318           2,932,878
 Class B..................................................     2,389,948        869,440          15,102,420



                                                            EQ/INTERMEDIATE
                                                               GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                              BOND INDEX*        CORE PLUS*          GROWTH*
                                                           ----------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $105,136,734       $32,853,666       $30,000,699
Receivable for The Trusts shares sold.....................              18                --                --
Receivable for policy-related transactions................       1,699,530            10,782            48,823
                                                              ------------       -----------       -----------
  Total assets............................................     106,836,282        32,864,448        30,049,522
                                                              ------------       -----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       1,703,116             9,572            53,857
Payable for policy-related transactions...................          21,938                --                --
                                                              ------------       -----------       -----------
  Total liabilities.......................................       1,725,054             9,572            53,857
                                                              ------------       -----------       -----------
NET ASSETS................................................    $105,111,228       $32,854,876       $29,995,665
                                                              ============       ===========       ===========
NET ASSETS:
Accumulation Units........................................     104,708,335        32,816,926        29,995,597
Accumulation nonunitized..................................         323,714                --                --
Retained by AXA Equitable in Separate Account FP..........          79,179            37,950                68
                                                              ------------       -----------       -----------
TOTAL NET ASSETS..........................................    $105,111,228       $32,854,876       $29,995,665
                                                              ============       ===========       ===========
Investments in shares of The Trusts, at cost..............    $105,608,223       $29,071,477       $24,802,361
The Trusts shares held
 Class A..................................................       8,110,931           647,216                --
 Class B..................................................       2,546,643         2,769,572         4,615,820

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                 EQ/JPMORGAN       EQ/LARGE CAP
                                                            VALUE OPPORTUNITIES*    CORE PLUS*
                                                           ---------------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $28,243,033        $7,872,958
Receivable for The Trusts shares sold.....................            36,950             2,716
Receivable for policy-related transactions................                --                --
                                                                 -----------        ----------
  Total assets............................................        28,279,983         7,875,674
                                                                 -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................                --                --
Payable for policy-related transactions...................            38,353             2,716
                                                                 -----------        ----------
  Total liabilities.......................................            38,353             2,716
                                                                 -----------        ----------
NET ASSETS................................................       $28,241,630        $7,872,958
                                                                 ===========        ==========
NET ASSETS:
Accumulation Units........................................        28,182,148         7,822,400
Accumulation nonunitized..................................                --                --
Retained by AXA Equitable in Separate Account FP..........            59,482            50,558
                                                                 -----------        ----------
TOTAL NET ASSETS..........................................       $28,241,630        $7,872,958
                                                                 ===========        ==========
Investments in shares of The Trusts, at cost..............       $29,973,772        $8,357,461
The Trusts shares held
 Class A..................................................           189,035            75,832
 Class B..................................................         2,694,868         1,014,761



                                                             EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*    VALUE PLUS*
                                                           --------------- -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $106,155,974    $132,450,551    $4,835,232    $390,767,459
Receivable for The Trusts shares sold.....................       328,554         195,613         2,588         461,155
Receivable for policy-related transactions................            --              --            --          26,491
                                                            ------------    ------------    ----------    ------------
  Total assets............................................   106,484,528     132,646,164     4,837,820     391,255,105
                                                            ------------    ------------    ----------    ------------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              --            --              --
Payable for policy-related transactions...................       328,239         188,630         2,090         312,160
                                                            ------------    ------------    ----------    ------------
  Total liabilities.......................................       328,239         188,630         2,090         312,160
                                                            ------------    ------------    ----------    ------------
NET ASSETS................................................  $106,156,289    $132,457,534    $4,835,730    $390,942,945
                                                            ============    ============    ==========    ============
NET ASSETS:
Accumulation Units........................................   106,121,510     132,421,942     4,835,201     390,681,221
Accumulation nonunitized..................................            --              --            --          97,615
Retained by AXA Equitable in Separate Account FP..........        34,779          35,592           529         164,109
                                                            ------------    ------------    ----------    ------------
TOTAL NET ASSETS..........................................  $106,156,289    $132,457,534    $4,835,730    $390,942,945
                                                            ============    ============    ==========    ============
Investments in shares of The Trusts, at cost..............  $ 85,990,386    $107,980,080    $4,293,727    $524,607,039
The Trusts shares held
 Class A..................................................     1,117,822         435,418       547,576      27,515,619
 Class B..................................................    11,266,570       7,514,528       371,829      10,863,314

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/LORD ABBETT      EQ/LORD ABBETT
                                                            GROWTH AND INCOME*   LARGE CAP CORE*
                                                           -------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,297,525         $17,880,092
Receivable for The Trusts shares sold.....................              --             162,374
Receivable for policy-related transactions................              --                  --
                                                                ----------         -----------
  Total assets............................................       3,297,525          18,042,466
                                                                ----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             328                  --
Payable for policy-related transactions...................           1,599             162,374
                                                                ----------         -----------
  Total liabilities.......................................           1,927             162,374
                                                                ----------         -----------
NET ASSETS................................................      $3,295,598         $17,880,092
                                                                ==========         ===========
NET ASSETS:
Accumulation Units........................................       3,289,487          17,880,082
Accumulation nonunitized..................................              --                  --
Retained by AXA Equitable in Separate Account FP..........           6,111                  10
                                                                ----------         -----------
TOTAL NET ASSETS..........................................      $3,295,598         $17,880,092
                                                                ==========         ===========
Investments in shares of The Trusts, at cost..............      $2,824,393         $15,504,822
The Trusts shares held
 Class A..................................................         198,606           1,165,993
 Class B..................................................         120,344             312,658



                                                              EQ/MID CAP      EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                                INDEX*       VALUE PLUS*       MARKET*      CALDWELL GROWTH*
                                                           --------------- --------------- --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $100,256,198    $233,423,808    $303,530,308      $27,525,057
Receivable for The Trusts shares sold.....................       510,492         815,257              46               --
Receivable for policy-related transactions................            --              --       2,666,479          126,500
                                                            ------------    ------------    ------------      -----------
  Total assets............................................   100,766,690     234,239,065     306,196,833       27,651,557
                                                            ------------    ------------    ------------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              --       7,626,228          126,500
Payable for policy-related transactions...................       510,692         813,806         174,903               --
                                                            ------------    ------------    ------------      -----------
  Total liabilities.......................................       510,692         813,806       7,801,131          126,500
                                                            ------------    ------------    ------------      -----------
NET ASSETS................................................  $100,255,998    $233,425,259    $298,395,702      $27,525,057
                                                            ============    ============    ============      ===========
NET ASSETS:
Accumulation Units........................................   100,186,832     233,330,576     297,622,130       27,524,579
Accumulation nonunitized..................................            --              --         687,300               --
Retained by AXA Equitable in Separate Account FP..........        69,166          94,683          86,272              478
                                                            ------------    ------------    ------------      -----------
TOTAL NET ASSETS..........................................  $100,255,998    $233,425,259    $298,395,702      $27,525,057
                                                            ============    ============    ============      ===========
Investments in shares of The Trusts, at cost..............  $105,669,370    $199,225,876    $303,471,684      $23,700,585
The Trusts shares held
 Class A..................................................     2,710,135      22,406,566     235,583,971        2,729,134
 Class B..................................................     9,320,453         867,188      67,793,195        1,773,299

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/MORGAN STANLEY  EQ/PIMCO ULTRA    EQ/QUALITY
                                                             MID CAP GROWTH*     SHORT BOND*     BOND PLUS*
                                                           ------------------ ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $54,281,059       $51,034,133    $ 92,863,724
Receivable for The Trusts shares sold.....................          36,921            89,602         548,278
Receivable for policy-related transactions................              --                --          11,435
                                                               -----------       -----------    ------------
  Total assets............................................      54,317,980        51,123,735      93,423,437
                                                               -----------       -----------    ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                --              --
Payable for policy-related transactions...................          36,950            89,602         553,800
                                                               -----------       -----------    ------------
  Total liabilities.......................................          36,950            89,602         553,800
                                                               -----------       -----------    ------------
NET ASSETS................................................     $54,281,030       $51,034,133    $ 92,869,637
                                                               ===========       ===========    ============
NET ASSETS:
Accumulation Units........................................      54,280,832        51,032,373      92,557,204
Accumulation nonunitized..................................              --                --         116,566
Retained by AXA Equitable in Separate Account FP..........             198             1,760         195,867
                                                               -----------       -----------    ------------
TOTAL NET ASSETS..........................................     $54,281,030       $51,034,133    $ 92,869,637
                                                               ===========       ===========    ============
Investments in shares of The Trusts, at cost..............     $40,567,591       $51,182,895    $102,393,370
The Trusts shares held
 Class A..................................................       2,183,689         3,086,905       7,732,640
 Class B..................................................         964,876         2,042,001       3,143,771



                                                               EQ/SMALL      EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                                            COMPANY INDEX*     GROWTH STOCK*        INCOME*
                                                           ---------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $57,853,357       $38,502,183        $5,420,462
Receivable for The Trusts shares sold.....................             --           178,173             1,855
Receivable for policy-related transactions................          1,333                --                --
                                                              -----------       -----------        ----------
  Total assets............................................     57,854,690        38,680,356         5,422,317
                                                              -----------       -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          1,854                --                --
Payable for policy-related transactions...................             --           176,854             1,855
                                                              -----------       -----------        ----------
  Total liabilities.......................................          1,854           176,854             1,855
                                                              -----------       -----------        ----------
NET ASSETS................................................    $57,852,836       $38,503,502        $5,420,462
                                                              ===========       ===========        ==========
NET ASSETS:
Accumulation Units........................................     57,791,392        38,437,426         5,420,428
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........         61,444            66,076                34
                                                              -----------       -----------        ----------
TOTAL NET ASSETS..........................................    $57,852,836       $38,503,502        $5,420,462
                                                              ===========       ===========        ==========
Investments in shares of The Trusts, at cost..............    $52,246,262       $32,720,371        $5,204,163
The Trusts shares held
 Class A..................................................      4,210,502            49,185                --
 Class B..................................................      1,290,229         1,822,141           910,572

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                            EQ/WELLS FARGO   FIDELITY(R) VIP
                                                            EQ/VAN KAMPEN     ADVANTAGE      ASSET MANAGER:
                                                              COMSTOCK*     OMEGA GROWTH*   GROWTH PORTFOLIO
                                                           --------------- --------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $4,199,928     $54,765,188       $3,707,956
Receivable for The Trusts shares sold.....................            --          53,366            6,637
Receivable for policy-related transactions................           100              --               --
                                                              ----------     -----------       ----------
  Total assets............................................     4,200,028      54,818,554        3,714,593
                                                              ----------     -----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           100              --               --
Payable for policy-related transactions...................            --          78,479            6,637
                                                              ----------     -----------       ----------
  Total liabilities.......................................           100          78,479            6,637
                                                              ----------     -----------       ----------
NET ASSETS................................................    $4,199,928     $54,740,075       $3,707,956
                                                              ==========     ===========       ==========
NET ASSETS:
Accumulation Units........................................     4,199,603      54,709,032        3,707,270
Accumulation nonunitized..................................            --              --               --
Retained by AXA Equitable in Separate Account FP..........           325          31,043              686
                                                              ----------     -----------       ----------
TOTAL NET ASSETS..........................................    $4,199,928     $54,740,075       $3,707,956
                                                              ==========     ===========       ==========
Investments in shares of The Trusts, at cost..............    $3,720,590     $47,505,107       $3,203,190
The Trusts shares held
 Class A..................................................       170,484         463,947               --
 Class B..................................................       269,235       4,858,705               --
 Service Class 2..........................................            --              --          258,214



                                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                             CONTRAFUND(R)     EQUITY-INCOME    GROWTH & INCOME
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                           ----------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $46,065,523        $4,715,143        $4,338,092
Receivable for The Trusts shares sold.....................        865,306            42,108           174,756
Receivable for policy-related transactions................             --                --                --
                                                              -----------        ----------        ----------
  Total assets............................................     46,930,829         4,757,251         4,512,848
                                                              -----------        ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        865,306            42,108           174,756
                                                              -----------        ----------        ----------
  Total liabilities.......................................        865,306            42,108           174,756
                                                              -----------        ----------        ----------
NET ASSETS................................................    $46,065,523        $4,715,143        $4,338,092
                                                              ===========        ==========        ==========
NET ASSETS:
Accumulation Units........................................     46,061,101         4,712,207         4,337,949
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........          4,422             2,936               143
                                                              -----------        ----------        ----------
TOTAL NET ASSETS..........................................    $46,065,523        $4,715,143        $4,338,092
                                                              ===========        ==========        ==========
Investments in shares of The Trusts, at cost..............    $36,551,972        $3,690,294        $3,839,087
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................             --                --                --
 Service Class 2..........................................      1,961,070           251,474           349,002

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                              FIDELITY(R) VIP
                                                            FIDELITY(R) VIP     INVESTMENT     FIDELITY(R) VIP
                                                              HIGH INCOME       GRADE BOND         MID CAP
                                                               PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                           ----------------- ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $20,003,746       $21,979,804      $53,110,556
Receivable for The Trusts shares sold.....................        625,104         1,210,552          407,530
Receivable for policy-related transactions................             --                --               --
                                                              -----------       -----------      -----------
  Total assets............................................     20,628,850        23,190,356       53,518,086
                                                              -----------       -----------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --               --
Payable for policy-related transactions...................        625,104         1,210,552          407,530
                                                              -----------       -----------      -----------
  Total liabilities.......................................        625,104         1,210,552          407,530
                                                              -----------       -----------      -----------
NET ASSETS................................................    $20,003,746       $21,979,804      $53,110,556
                                                              ===========       ===========      ===========
NET ASSETS:
Accumulation Units........................................     20,003,415        21,979,576       53,100,141
Accumulation nonunitized..................................             --                --               --
Retained by AXA Equitable in Separate Account FP..........            331               228           10,415
                                                              -----------       -----------      -----------
TOTAL NET ASSETS..........................................    $20,003,746       $21,979,804      $53,110,556
                                                              ===========       ===========      ===========
Investments in shares of The Trusts, at cost..............    $19,763,972       $22,236,345      $43,872,027
The Trusts shares held
 Service Class 2..........................................      3,670,412         1,744,429        1,652,990



                                                                                                FIDELITY(R) VIP
                                                            FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                              MONEY MARKET         VALUE           STRATEGIES
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                           ----------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,544,072        $5,428,282        $5,402,304
Receivable for The Trusts shares sold.....................        382,317            32,556           173,007
Receivable for policy-related transactions................             --                --                --
                                                               ----------        ----------        ----------
  Total assets............................................      1,926,389         5,460,838         5,575,311
                                                               ----------        ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        382,317            32,556           173,007
                                                               ----------        ----------        ----------
  Total liabilities.......................................        382,317            32,556           173,007
                                                               ----------        ----------        ----------
NET ASSETS................................................     $1,544,072        $5,428,282        $5,402,304
                                                               ==========        ==========        ==========
NET ASSETS:
Accumulation Units........................................      1,543,967         5,420,109         5,402,190
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........            105             8,173               114
                                                               ----------        ----------        ----------
TOTAL NET ASSETS..........................................     $1,544,072        $5,428,282        $5,402,304
                                                               ==========        ==========        ==========
Investments in shares of The Trusts, at cost..............     $1,544,070        $4,971,159        $4,614,080
The Trusts shares held
 Service Class 2..........................................      1,544,072           498,007           551,819

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              FRANKLIN      FRANKLIN        FRANKLIN
                                                               RISING       SMALL CAP      STRATEGIC
                                                              DIVIDENDS       VALUE          INCOME
                                                             SECURITIES    SECURITIES   SECURITIES FUND
                                                           -------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $17,437,844     $647,130       $4,513,591
Receivable for The Trusts shares sold.....................           --            7               --
Receivable for policy-related transactions................       27,481           --           89,707
                                                            -----------     --------       ----------
  Total assets............................................   17,465,325      647,137        4,603,298
                                                            -----------     --------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................       27,218           --           89,657
Payable for policy-related transactions...................           --           --               --
                                                            -----------     --------       ----------
  Total liabilities.......................................       27,218           --           89,657
                                                            -----------     --------       ----------
NET ASSETS................................................  $17,438,107     $647,137       $4,513,641
                                                            ===========     ========       ==========
NET ASSETS:
Accumulation Units........................................   17,438,107      647,137        4,513,641
Accumulation nonunitized..................................           --           --               --
Retained by AXA Equitable in Separate Account FP..........           --           --               --
                                                            -----------     --------       ----------
TOTAL NET ASSETS..........................................  $17,438,107     $647,137       $4,513,641
                                                            ===========     ========       ==========
Investments in shares of The Trusts, at cost..............  $16,878,593     $573,668       $4,456,462
The Trusts shares held
 Class 2..................................................      926,559       39,823          354,842
 Series II................................................           --           --               --
 Service Shares...........................................           --           --               --



                                                                                INVESCO V.I.   INVESCO V.I.
                                                            GOLDMAN SACHS VIT     FINANCIAL       GLOBAL
                                                                 MID CAP          SERVICES      REAL ESTATE
                                                                VALUE FUND          FUND           FUND
                                                           ------------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,661,758        $404,633      $3,778,290
Receivable for The Trusts shares sold.....................              --              --              --
Receivable for policy-related transactions................           1,252          21,000          77,291
                                                                ----------        --------      ----------
  Total assets............................................       3,663,010         425,633       3,855,581
                                                                ----------        --------      ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,174          21,000          77,255
Payable for policy-related transactions...................              --              --              --
                                                                ----------        --------      ----------
  Total liabilities.......................................           1,174          21,000          77,255
                                                                ----------        --------      ----------
NET ASSETS................................................      $3,661,836        $404,633      $3,778,326
                                                                ==========        ========      ==========
NET ASSETS:
Accumulation Units........................................       3,661,836         404,633       3,778,326
Accumulation nonunitized..................................              --              --              --
Retained by AXA Equitable in Separate Account FP..........              --              --              --
                                                                ----------        --------      ----------
TOTAL NET ASSETS..........................................      $3,661,836        $404,633      $3,778,326
                                                                ==========        ========      ==========
Investments in shares of The Trusts, at cost..............      $3,327,019        $401,816      $3,654,383
The Trusts shares held
 Class 2..................................................              --              --              --
 Series II................................................              --          72,776         283,868
 Service Shares...........................................         259,331              --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                            INTERNATIONAL   MID CAP CORE     SMALL CAP
                                                             GROWTH FUND     EQUITY FUND    EQUITY FUND
                                                           --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $6,575,389      $982,275       $374,337
Receivable for The Trusts shares sold.....................            --         5,034            417
Receivable for policy-related transactions................        56,833            --             --
                                                              ----------      --------       --------
  Total assets............................................     6,632,222       987,309        374,754
                                                              ----------      --------       --------
LIABILITIES:
Payable for The Trusts shares purchased...................        56,777            --             --
Payable for policy-related transactions...................            --         5,026            413
                                                              ----------      --------       --------
  Total liabilities.......................................        56,777         5,026            413
                                                              ----------      --------       --------
NET ASSETS................................................    $6,575,445      $982,283       $374,341
                                                              ==========      ========       ========
NET ASSETS:
Accumulation Units........................................     6,575,445       982,283        374,341
Accumulation nonunitized..................................            --            --             --
Retained by AXA Equitable in Separate Account FP..........            --            --             --
                                                              ----------      --------       --------
TOTAL NET ASSETS..........................................    $6,575,445      $982,283       $374,341
                                                              ==========      ========       ========
Investments in shares of The Trusts, at cost..............    $6,275,521      $918,024       $347,195
The Trusts shares held
 Common Shares............................................            --            --             --
 Series II................................................       231,936        79,990         23,008



                                                            IVY FUNDS VIP
                                                               DIVIDEND     IVY FUNDS VIP   IVY FUNDS VIP
                                                            OPPORTUNITIES       ENERGY      MID CAP GROWTH
                                                           --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $1,164,763      $1,262,904      $3,775,128
Receivable for The Trusts shares sold.....................            --           2,696              --
Receivable for policy-related transactions................           100              --          68,449
                                                              ----------      ----------      ----------
  Total assets............................................     1,164,863       1,265,600       3,843,577
                                                              ----------      ----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           100              --          68,413
Payable for policy-related transactions...................            --           2,684              --
                                                              ----------      ----------      ----------
  Total liabilities.......................................           100           2,684          68,413
                                                              ----------      ----------      ----------
NET ASSETS................................................    $1,164,763      $1,262,916      $3,775,164
                                                              ==========      ==========      ==========
NET ASSETS:
Accumulation Units........................................     1,164,763       1,262,916       3,775,164
Accumulation nonunitized..................................            --              --              --
Retained by AXA Equitable in Separate Account FP..........            --              --              --
                                                              ----------      ----------      ----------
TOTAL NET ASSETS..........................................    $1,164,763      $1,262,916      $3,775,164
                                                              ==========      ==========      ==========
Investments in shares of The Trusts, at cost..............    $1,142,162      $1,137,505      $3,399,721
The Trusts shares held
 Common Shares............................................       169,805         197,492         434,417
 Series II................................................                            --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010



                                                            IVY FUNDS VIP   IVY FUNDS VIP   LAZARD RETIREMENT
                                                             SCIENCE AND      SMALL CAP      EMERGING MARKETS
                                                              TECHNOLOGY        GROWTH       EQUITY PORTFOLIO
                                                           --------------- --------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $3,754,269      $1,854,286       $25,870,347
Receivable for The Trusts shares sold.....................            --              --                --
Receivable for policy-related transactions................       122,796           3,306           278,723
                                                              ----------      ----------       -----------
  Total assets............................................     3,877,065       1,857,592        26,149,070
                                                              ----------      ----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       122,796           3,293           278,691
Payable for policy-related transactions...................            --              --                --
                                                              ----------      ----------       -----------
  Total liabilities.......................................       122,796           3,293           278,691
                                                              ----------      ----------       -----------
NET ASSETS................................................    $3,754,269      $1,854,299       $25,870,379
                                                              ==========      ==========       ===========
NET ASSETS:
Accumulation Units........................................     3,754,267       1,854,299        25,870,379
Accumulation nonunitized..................................            --              --                --
Retained by AXA Equitable in Separate Account FP..........             2              --                --
                                                              ----------      ----------       -----------
TOTAL NET ASSETS..........................................    $3,754,269      $1,854,299       $25,870,379
                                                              ==========      ==========       ===========
Investments in shares of The Trusts, at cost..............    $3,517,304      $1,718,910       $24,848,422
The Trusts shares held
 Common Shares............................................       224,411         176,092                --
 Service Class............................................            --              --                --
 Service Shares...........................................            --              --         1,108,888



                                                                MFS(R)
                                                            INTERNATIONAL        MFS(R)           MFS(R)
                                                                VALUE       INVESTORS GROWTH    INVESTORS
                                                              PORTFOLIO       STOCK SERIES     TRUST SERIES
                                                           --------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $21,006,667        $570,356         $66,162
Receivable for The Trusts shares sold.....................            --              --              --
Receivable for policy-related transactions................        98,118         343,806           2,784
                                                             -----------        --------         -------
  Total assets............................................    21,104,785         914,162          68,946
                                                             -----------        --------         -------
LIABILITIES:
Payable for The Trusts shares purchased...................        97,933         343,797           2,784
Payable for policy-related transactions...................            --              --              --
                                                             -----------        --------         -------
  Total liabilities.......................................        97,933         343,797           2,784
                                                             -----------        --------         -------
NET ASSETS................................................   $21,006,852        $570,365         $66,162
                                                             ===========        ========         =======
NET ASSETS:
Accumulation Units........................................    21,006,852         570,365          66,162
Accumulation nonunitized..................................            --              --              --
Retained by AXA Equitable in Separate Account FP..........            --              --              --
                                                             -----------        --------         -------
TOTAL NET ASSETS..........................................   $21,006,852        $570,365         $66,162
                                                             ===========        ========         =======
Investments in shares of The Trusts, at cost..............   $20,017,706        $542,833         $60,357
The Trusts shares held
 Common Shares............................................            --              --              --
 Service Class............................................     1,361,417          53,007           3,316
 Service Shares...........................................            --              --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             MFS(R)           MULTIMANAGER      MULTIMANAGER
                                                        UTILITIES SERIES   AGGRESSIVE EQUITY*    CORE BOND*
                                                       ------------------ -------------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $112,193          $388,224,068      $101,934,621
Receivable for The Trusts shares sold.................            --               145,257           482,664
Receivable for policy-related transactions............         6,600                    --                --
                                                            --------          ------------      ------------
  Total assets........................................       118,793           388,369,325       102,417,285
                                                            --------          ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased...............         6,600                    70                --
Payable for policy-related transactions...............            --               410,423           482,664
                                                            --------          ------------      ------------
  Total liabilities...................................         6,600               410,493           482,664
                                                            --------          ------------      ------------
NET ASSETS............................................      $112,193          $387,958,832      $101,934,621
                                                            ========          ============      ============
NET ASSETS:
Accumulation Units....................................       112,193           387,185,569       101,922,928
Accumulation nonunitized..............................            --               544,031                --
Retained by AXA Equitable in Separate Account FP......            --               229,232            11,693
                                                            --------          ------------      ------------
TOTAL NET ASSETS......................................      $112,193          $387,958,832      $101,934,621
                                                            ========          ============      ============
Investments in shares of The Trusts, at cost..........      $106,324          $345,368,752      $100,391,527
The Trusts shares held
 Class A..............................................            --            13,360,532         2,557,407
 Class B..............................................            --               874,856         7,155,491
 Service Class........................................         4,497                    --                --



                                                             MULTIMANAGER            MULTIMANAGER          MULTIMANAGER
                                                        INTERNATIONAL EQUITY*   LARGE CAP CORE EQUITY*   LARGE CAP VALUE*
                                                       ----------------------- ------------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $52,103,759              $8,660,725           $34,031,541
Receivable for The Trusts shares sold.................                --                      --                    --
Receivable for policy-related transactions............            19,280                  10,331                 5,792
                                                             -----------              ----------           -----------
  Total assets........................................        52,123,039               8,671,056            34,037,333
                                                             -----------              ----------           -----------
LIABILITIES:
Payable for The Trusts shares purchased...............            19,280                  10,331                 3,311
Payable for policy-related transactions...............                --                      --                    --
                                                             -----------              ----------           -----------
  Total liabilities...................................            19,280                  10,331                 3,311
                                                             -----------              ----------           -----------
NET ASSETS............................................       $52,103,759              $8,660,725           $34,034,022
                                                             ===========              ==========           ===========
NET ASSETS:
Accumulation Units....................................        52,063,444               8,648,837            33,988,071
Accumulation nonunitized..............................                --                      --                    --
Retained by AXA Equitable in Separate Account FP......            40,315                  11,888                45,951
                                                             -----------              ----------           -----------
TOTAL NET ASSETS......................................       $52,103,759              $8,660,725           $34,034,022
                                                             ===========              ==========           ===========
Investments in shares of The Trusts, at cost..........       $59,347,369              $8,444,593           $34,288,666
The Trusts shares held
 Class A..............................................         1,275,111                 356,193             1,092,990
 Class B..............................................         3,452,355                 495,385             2,385,810
 Service Class........................................                --                      --                    --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                            MID CAP GROWTH*   MID CAP VALUE*   MULTI-SECTOR BOND*
                                                           ----------------- ---------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $30,820,134       $60,029,286       $127,139,476
Receivable for The Trusts shares sold.....................         75,712            79,825            847,766
Receivable for policy-related transactions................             --                --                 --
                                                              -----------       -----------       ------------
  Total assets............................................     30,895,846        60,109,111        127,987,242
                                                              -----------       -----------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                 --
Payable for policy-related transactions...................         75,712            79,825            877,582
                                                              -----------       -----------       ------------
  Total liabilities.......................................         75,712            79,825            877,582
                                                              -----------       -----------       ------------
NET ASSETS................................................    $30,820,134       $60,029,286       $127,109,660
                                                              ===========       ===========       ============
NET ASSETS:
Accumulation Units........................................     30,776,466        59,877,595        126,402,446
Accumulation nonunitized..................................             --                --            651,049
Retained by AXA Equitable in Separate Account FP..........         43,668           151,691             56,165
                                                              -----------       -----------       ------------
TOTAL NET ASSETS..........................................    $30,820,134       $60,029,286       $127,109,660
                                                              ===========       ===========       ============
Investments in shares of The Trusts, at cost..............    $26,028,544       $49,725,878       $155,478,018
The Trusts shares held
 Class A..................................................      1,169,691         1,188,739         28,173,554
 Class B..................................................      2,226,093         4,868,291          4,576,918



                                                               MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                            SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                           ------------------- ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $8,518,276         $31,438,223     $80,906,594
Receivable for The Trusts shares sold.....................          10,699              33,215         124,027
Receivable for policy-related transactions................              --                  --              --
                                                                ----------         -----------     -----------
  Total assets............................................       8,528,975          31,471,438      81,030,621
                                                                ----------         -----------     -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                  --              --
Payable for policy-related transactions...................           8,531              33,215         117,529
                                                                ----------         -----------     -----------
  Total liabilities.......................................           8,531              33,215         117,529
                                                                ----------         -----------     -----------
NET ASSETS................................................      $8,520,444         $31,438,223     $80,913,092
                                                                ==========         ===========     ===========
NET ASSETS:
Accumulation Units........................................       8,519,225          31,393,551      80,826,615
Accumulation nonunitized..................................              --                  --              --
Retained by AXA Equitable in Separate Account FP..........           1,219              44,672          86,477
                                                                ----------         -----------     -----------
TOTAL NET ASSETS..........................................      $8,520,444         $31,438,223     $80,913,092
                                                                ==========         ===========     ===========
Investments in shares of The Trusts, at cost..............      $7,177,424         $31,754,897     $64,328,028
The Trusts shares held
 Class A..................................................              --           1,253,782         975,057
 Class B..................................................         964,954           1,659,644       5,319,022

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      PIMCO VARIABLE
                                                                                                      INSURANCE TRUST
                                                             MUTUAL SHARES    NATURAL RESOURCES   COMMODITYREALRETURN(R)
                                                            SECURITIES FUND       PORTFOLIO         STRATEGY PORTFOLIO
                                                           ----------------- ------------------- ------------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $7,154,161        $38,116,675            $2,991,820
Receivable for The Trusts shares sold.....................             --                 --                    --
Receivable for policy-related transactions................        145,089            825,254                12,465
                                                               ----------        -----------            ----------
  Total assets............................................      7,299,250         38,941,929             3,004,285
                                                               ----------        -----------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        145,064            825,158                12,433
Payable for policy-related transactions...................             --                 --                    --
                                                               ----------        -----------            ----------
  Total liabilities.......................................        145,064            825,158                12,433
                                                               ----------        -----------            ----------
NET ASSETS................................................     $7,154,186        $38,116,771            $2,991,852
                                                               ==========        ===========            ==========
NET ASSETS:
Accumulation Units........................................      7,154,186         38,116,771             2,991,852
Accumulation nonunitized..................................             --                 --                    --
Retained by AXA Equitable in Separate Account FP..........             --                 --                    --
                                                               ----------        -----------            ----------
TOTAL NET ASSETS..........................................     $7,154,186        $38,116,771            $2,991,852
                                                               ==========        ===========            ==========
Investments in shares of The Trusts, at cost..............     $6,712,539        $30,305,823            $2,838,448
The Trusts shares held
 Advisor Class............................................             --                 --               330,223
 Class 2..................................................        448,537                 --                    --
 Class II.................................................             --            811,338                    --



                                                             PIMCO VARIABLE   PIMCO VARIABLE
                                                            INSURANCE TRUST   INSURANCE TRUST
                                                              REAL RETURN      TOTAL RETURN    T. ROWE PRICE
                                                               PORTFOLIO         PORTFOLIO     EQUITY INCOME
                                                           ----------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $9,350,208       $37,173,315     $5,337,173
Receivable for The Trusts shares sold.....................             --                --             --
Receivable for policy-related transactions................        152,331           208,001         25,194
                                                               ----------       -----------     ----------
  Total assets............................................      9,502,539        37,381,316      5,362,367
                                                               ----------       -----------     ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        152,271           207,328         25,110
Payable for policy-related transactions...................             --                --             --
                                                               ----------       -----------     ----------
  Total liabilities.......................................        152,271           207,328         25,110
                                                               ----------       -----------     ----------
NET ASSETS................................................     $9,350,268       $37,173,988     $5,337,257
                                                               ==========       ===========     ==========
NET ASSETS:
Accumulation Units........................................      9,350,268        37,173,988      5,337,257
Accumulation nonunitized..................................             --                --             --
Retained by AXA Equitable in Separate Account FP..........             --                --             --
                                                               ----------       -----------     ----------
TOTAL NET ASSETS..........................................     $9,350,268       $37,173,988     $5,337,257
                                                               ==========       ===========     ==========
Investments in shares of The Trusts, at cost..............     $9,574,403       $38,693,852     $4,881,090
The Trusts shares held
 Advisor Class............................................        711,584         3,354,992             --
 Class 2..................................................             --                --             --
 Class II.................................................             --                --        268,469

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             T. ROWE PRICE
                                                            HEALTH SCIENCES   TARGET 2015   TARGET 2025
                                                               PORTFOLIO      ALLOCATION*   ALLOCATION*
                                                           ----------------- ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $768,647      $6,259,312    $7,295,012
Receivable for The Trusts shares sold.....................            --         467,288       317,696
Receivable for policy-related transactions................        18,493              --            --
                                                                --------      ----------    ----------
  Total assets............................................       787,140       6,726,600     7,612,708
                                                                --------      ----------    ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        18,493              --            --
Payable for policy-related transactions...................            --         467,288       317,696
                                                                --------      ----------    ----------
  Total liabilities.......................................        18,493         467,288       317,696
                                                                --------      ----------    ----------
NET ASSETS................................................      $768,647      $6,259,312    $7,295,012
                                                                ========      ==========    ==========
NET ASSETS:
Accumulation Units........................................       768,647       6,259,312     7,294,974
Accumulation nonunitized..................................            --              --            --
Retained by AXA Equitable in Separate Account FP..........            --              --            38
                                                                --------      ----------    ----------
TOTAL NET ASSETS..........................................      $768,647      $6,259,312    $7,295,012
                                                                ========      ==========    ==========
Investments in shares of The Trusts, at cost..............      $717,185      $5,963,404    $7,155,684
The Trusts shares held
 Class B..................................................            --         693,575       818,020
 Class 2..................................................            --              --            --
 Class II.................................................        52,864              --            --



                                                                                            TEMPLETON
                                                            TARGET 2035   TARGET 2045   DEVELOPING MARKETS
                                                            ALLOCATION*   ALLOCATION*    SECURITIES FUND
                                                           ------------- ------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $6,616,469    $1,245,934        $4,356,895
Receivable for The Trusts shares sold.....................     119,493        30,529                43
Receivable for policy-related transactions................          --            --                 9
                                                            ----------    ----------        ----------
  Total assets............................................   6,735,962     1,276,463         4,356,947
                                                            ----------    ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          --            --                --
Payable for policy-related transactions...................     119,493        30,529                --
                                                            ----------    ----------        ----------
  Total liabilities.......................................     119,493        30,529                --
                                                            ----------    ----------        ----------
NET ASSETS................................................  $6,616,469    $1,245,934        $4,356,947
                                                            ==========    ==========        ==========
NET ASSETS:
Accumulation Units........................................   6,616,469     1,245,933         4,356,947
Accumulation nonunitized..................................          --            --                --
Retained by AXA Equitable in Separate Account FP..........          --             1                --
                                                            ----------    ----------        ----------
TOTAL NET ASSETS..........................................  $6,616,469    $1,245,934        $4,356,947
                                                            ==========    ==========        ==========
Investments in shares of The Trusts, at cost..............  $6,437,802    $1,195,766        $4,059,335
The Trusts shares held
 Class B..................................................     746,713       146,634                --
 Class 2..................................................          --            --           385,566
 Class II.................................................          --            --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               TEMPLETON         TEMPLETON      VAN ECK VIP     VANGUARD VARIABLE
                                                              GLOBAL BOND          GROWTH       GLOBAL HARD      INSURANCE FUND -
                                                            SECURITIES FUND   SECURITIES FUND   ASSETS FUND   EQUITY INDEX PORTFOLIO
                                                           ----------------- ----------------- ------------- -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $17,144,685         $326,212      $4,064,791          $6,235,626
Receivable for The Trusts shares sold.....................             --               --              --                  --
Receivable for policy-related transactions................         50,419              230          42,129              19,015
                                                              -----------         --------      ----------          ----------
  Total assets............................................     17,195,104          326,442       4,106,920           6,254,641
                                                              -----------         --------      ----------          ----------
LIABILITIES:
Payable for The Trusts shares purchased...................         50,419              227          42,083              19,015
Payable for policy-related transactions...................             --               --              --                  --
                                                              -----------         --------      ----------          ----------
  Total liabilities.......................................         50,419              227          42,083              19,015
                                                              -----------         --------      ----------          ----------
NET ASSETS................................................    $17,144,685         $326,215      $4,064,837          $6,235,626
                                                              ===========         ========      ==========          ==========
NET ASSETS:
Accumulation Units........................................     17,144,655          326,215       4,064,837           6,230,027
Accumulation nonunitized..................................             --               --              --                  --
Retained by AXA Equitable in Separate Account FP..........             30               --              --               5,599
                                                              -----------         --------      ----------          ----------
TOTAL NET ASSETS..........................................    $17,144,685         $326,215      $4,064,837          $6,235,626
                                                              ===========         ========      ==========          ==========
Investments in shares of The Trusts, at cost..............    $16,792,805         $290,197      $3,645,756          $5,976,143
The Trusts shares held
 Class S..................................................             --               --         110,008                  --
 Class 2..................................................        879,666           29,629              --                  --
 Investor Share...........................................             --               --              --             265,233

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (CONTINUED)


The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.


                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                            ----------   ---------------   ------------   ------------
ALL ASSET ALLOCATION.....................   0.00%               B            $ 108.07             9
ALL ASSET ALLOCATION.....................   0.60%               B            $ 107.62             6
ALL ASSET ALLOCATION.....................   0.80%               B            $ 107.47            --
ALL ASSET ALLOCATION.....................   0.90%               B            $ 107.40            --

AMERICAN CENTURY VP MID CAP VALUE........   0.00%            Class II        $  10.67             3
AMERICAN CENTURY VP MID CAP VALUE........   0.00%            Class II        $ 106.72            90
AMERICAN CENTURY VP MID CAP VALUE........   0.60%            Class II        $ 106.28            13
AMERICAN CENTURY VP MID CAP VALUE........   0.80%            Class II        $ 106.13            --
AMERICAN CENTURY VP MID CAP VALUE........   0.90%            Class II        $ 106.06             1

AXA AGGRESSIVE ALLOCATION................   0.00%               A            $  14.85             1
AXA AGGRESSIVE ALLOCATION................   0.00%               A            $  89.09             9
AXA AGGRESSIVE ALLOCATION................   0.00%               A            $ 147.57           216
AXA AGGRESSIVE ALLOCATION................   0.60%               A            $ 141.27           271
AXA AGGRESSIVE ALLOCATION................   0.80%               A            $ 139.22             1
AXA AGGRESSIVE ALLOCATION................   0.90%               A            $ 138.21            19
AXA AGGRESSIVE ALLOCATION................   0.00%               B            $ 144.93           299
AXA AGGRESSIVE ALLOCATION................   0.60%               B            $ 138.74            84
AXA AGGRESSIVE ALLOCATION................   0.90%               B            $ 135.74            --

AXA BALANCED STRATEGY....................   0.00%               B            $ 111.97            15

AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $  12.18             7
AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $ 109.32             5
AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $ 133.75            57
AXA CONSERVATIVE ALLOCATION..............   0.60%               A            $ 128.04            88
AXA CONSERVATIVE ALLOCATION..............   0.80%               A            $ 126.18            --
AXA CONSERVATIVE ALLOCATION..............   0.90%               A            $ 125.26             8
AXA CONSERVATIVE ALLOCATION..............   0.00%               B            $ 131.35            44
AXA CONSERVATIVE ALLOCATION..............   0.60%               B            $ 125.74            24
AXA CONSERVATIVE ALLOCATION..............   0.90%               B            $ 123.01            --

AXA CONSERVATIVE GROWTH STRATEGY.........   0.00%               B            $ 110.78             5

AXA CONSERVATIVE STRATEGY................   0.00%               B            $ 108.15             6

AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $  12.90            19
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $ 103.73            --
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $ 136.56            72
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%               A            $ 130.73           107
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.80%               A            $ 128.83             1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%               A            $ 127.89             7
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               B            $ 134.11            63
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%               B            $ 128.39            35
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%               B            $ 125.60            --

AXA GROWTH STRATEGY......................   0.00%               B            $ 114.36            19

AXA MODERATE ALLOCATION..................   0.00%               A            $  13.33            26
AXA MODERATE ALLOCATION..................   0.00%               A            $ 100.34            33
AXA MODERATE ALLOCATION..................   0.00%               A            $ 287.23           402
AXA MODERATE ALLOCATION..................   0.60%               A            $ 637.81         1,296
AXA MODERATE ALLOCATION..................   0.80%               A            $ 207.60            19

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
AXA MODERATE ALLOCATION......................   0.90%               A            $ 263.57           308
AXA MODERATE ALLOCATION......................   0.00%               B            $ 141.78           440
AXA MODERATE ALLOCATION......................   0.60%               B            $ 135.01           591
AXA MODERATE ALLOCATION......................   0.90%               B            $ 142.39            --

AXA MODERATE GROWTH STRATEGY.................   0.00%               B            $ 113.12            89

AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $  14.08            28
AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $  95.36            29
AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $ 148.58           648
AXA MODERATE-PLUS ALLOCATION.................   0.60%               A            $ 142.24           775
AXA MODERATE-PLUS ALLOCATION.................   0.80%               A            $ 140.18             5
AXA MODERATE-PLUS ALLOCATION.................   0.90%               A            $ 139.16           118
AXA MODERATE-PLUS ALLOCATION.................   0.00%               B            $ 145.92           837
AXA MODERATE-PLUS ALLOCATION.................   0.60%               B            $ 139.69           334
AXA MODERATE-PLUS ALLOCATION.................   0.90%               B            $ 136.66            --

AXA TACTICAL MANAGER 2000....................   0.00%               B            $ 105.76             2
AXA TACTICAL MANAGER 2000....................   0.60%               B            $ 105.32             4
AXA TACTICAL MANAGER 2000....................   0.80%               B            $ 105.17            --
AXA TACTICAL MANAGER 2000....................   0.90%               B            $ 105.10            --

AXA TACTICAL MANAGER 400.....................   0.00%               B            $ 106.93             2
AXA TACTICAL MANAGER 400.....................   0.60%               B            $ 106.48             6
AXA TACTICAL MANAGER 400.....................   0.80%               B            $ 106.33            --
AXA TACTICAL MANAGER 400.....................   0.90%               B            $ 106.26            --

AXA TACTICAL MANAGER 500.....................   0.00%               B            $ 104.00             3
AXA TACTICAL MANAGER 500.....................   0.60%               B            $ 103.56             3
AXA TACTICAL MANAGER 500.....................   0.80%               B            $ 103.42            --
AXA TACTICAL MANAGER 500.....................   0.90%               B            $ 103.35            --

AXA TACTICAL MANAGER INTERNATIONAL...........   0.00%               B            $ 105.04             2
AXA TACTICAL MANAGER INTERNATIONAL...........   0.60%               B            $ 104.60             3
AXA TACTICAL MANAGER INTERNATIONAL...........   0.80%               B            $ 104.46            --
AXA TACTICAL MANAGER INTERNATIONAL...........   0.90%               B            $ 104.38            --

BLACKROCK GLOBAL ALLOCATION V.I. FUND........   0.00%           Class III        $  10.67             4
BLACKROCK GLOBAL ALLOCATION V.I. FUND........   0.00%           Class III        $ 106.74            13

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               A            $  14.23             4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               A            $ 164.85           420
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%               A            $ 149.94         1,744
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.80%               A            $ 123.09            14
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%               A            $ 142.97           175
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               B            $ 112.82            72
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%               B            $ 111.63           410
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%               B            $ 105.51            --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               A            $  19.02             9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               A            $ 250.06           204
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%               A            $ 230.31           364
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.80%               A            $ 224.05             5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%               A            $ 220.99            47
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               B            $ 205.77            20
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%               B            $ 171.11           300

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%               B            $ 164.79            --

EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $  15.04            49
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $ 140.54            13
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $ 196.23           123
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               A            $ 187.87             8
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               B            $ 258.94           191
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               B            $ 155.97            45
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               B            $ 238.50           398
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.80%               B            $ 232.02             4
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.90%               B            $ 228.85            38

EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $  14.87             6
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $ 159.40             7
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $ 202.98            96
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               A            $ 149.39             6
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               B            $ 148.80           201
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               B            $ 149.86             7
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               B            $ 153.01           451
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.80%               B            $ 135.82             3
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.90%               B            $ 147.37            45

EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%               A            $  86.64             2
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%               A            $  84.73            45
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.80%               A            $  84.10            --
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%               A            $  83.79             4
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%               B            $ 119.67            50
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%               B            $  83.94            13
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%               B            $  83.01            --

EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%               A            $ 143.90            --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%               B            $  90.37             3
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.60%               B            $  84.39             4
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.80%               B            $  82.47            --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.90%               B            $  81.53            --

EQ/CAPITAL GUARDIAN GROWTH...................   0.00%               A            $ 146.30             2
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%               B            $  78.84            12
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%               B            $  74.37             4
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%               B            $  84.71            37
EQ/CAPITAL GUARDIAN GROWTH...................   0.80%               B            $  71.95            --
EQ/CAPITAL GUARDIAN GROWTH...................   0.90%               B            $  81.58             6

EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $  15.25             6
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $ 132.10             6
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $ 179.45            48
EQ/CAPITAL GUARDIAN RESEARCH.................   0.60%               A            $ 117.32             8
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               B            $ 136.67            85
EQ/CAPITAL GUARDIAN RESEARCH.................   0.60%               B            $ 127.65           511
EQ/CAPITAL GUARDIAN RESEARCH.................   0.80%               B            $ 124.77             5
EQ/CAPITAL GUARDIAN RESEARCH.................   0.90%               B            $ 123.35            44

EQ/COMMON STOCK INDEX........................   0.00%               A            $  15.00             3
EQ/COMMON STOCK INDEX........................   0.00%               A            $ 309.36           570
EQ/COMMON STOCK INDEX........................   0.60%               A            $ 809.35         1,236

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                          ----------   ---------------   ------------   ------------
EQ/COMMON STOCK INDEX..................   0.80%               A            $ 196.32            54
EQ/COMMON STOCK INDEX..................   0.90%               A            $ 335.41           241
EQ/COMMON STOCK INDEX..................   0.00%               B            $  96.85           145
EQ/COMMON STOCK INDEX..................   0.60%               B            $ 108.83         1,232
EQ/COMMON STOCK INDEX..................   0.90%               B            $ 104.82            --

EQ/CORE BOND INDEX.....................   0.00%               A            $ 121.69           156
EQ/CORE BOND INDEX.....................   0.00%               A            $ 127.19            11
EQ/CORE BOND INDEX.....................   0.60%               A            $ 123.57             6
EQ/CORE BOND INDEX.....................   0.60%               A            $ 147.22            41
EQ/CORE BOND INDEX.....................   0.60%               A            $ 147.72            51
EQ/CORE BOND INDEX.....................   0.80%               A            $ 118.25             1
EQ/CORE BOND INDEX.....................   0.90%               A            $ 117.17            15
EQ/CORE BOND INDEX.....................   0.00%               B            $ 126.76            45
EQ/CORE BOND INDEX.....................   0.60%               B            $ 144.71            15
EQ/CORE BOND INDEX.....................   0.60%               B            $ 147.22            74
EQ/CORE BOND INDEX.....................   0.90%               B            $ 141.79            --

EQ/EQUITY 500 INDEX....................   0.00%               A            $  14.39            11
EQ/EQUITY 500 INDEX....................   0.00%               A            $ 346.06           506
EQ/EQUITY 500 INDEX....................   0.60%               A            $ 315.99           770
EQ/EQUITY 500 INDEX....................   0.80%               A            $ 215.15            15
EQ/EQUITY 500 INDEX....................   0.90%               A            $ 300.32           130
EQ/EQUITY 500 INDEX....................   0.00%               B            $ 105.01           237
EQ/EQUITY 500 INDEX....................   0.60%               B            $ 101.18           797
EQ/EQUITY 500 INDEX....................   0.90%               B            $ 112.13            --

EQ/EQUITY GROWTH PLUS..................   0.00%               A            $  14.43            --
EQ/EQUITY GROWTH PLUS..................   0.00%               A            $ 139.39             7
EQ/EQUITY GROWTH PLUS..................   0.00%               A            $ 173.25           179
EQ/EQUITY GROWTH PLUS..................   0.60%               A            $ 165.86            18
EQ/EQUITY GROWTH PLUS..................   0.00%               B            $ 165.32           130
EQ/EQUITY GROWTH PLUS..................   0.60%               B            $ 156.37           408
EQ/EQUITY GROWTH PLUS..................   0.80%               B            $ 153.49             2
EQ/EQUITY GROWTH PLUS..................   0.90%               B            $ 152.06            30

EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               A            $  10.54            --
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               A            $ 105.35             2
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               B            $ 108.65            15
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               B            $ 135.51            17
EQ/GAMCO MERGERS & ACQUISITIONS........   0.60%               B            $ 106.26            47
EQ/GAMCO MERGERS & ACQUISITIONS........   0.80%               B            $ 105.47            --
EQ/GAMCO MERGERS & ACQUISITIONS........   0.90%               B            $ 105.08             7

EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               A            $  11.35             6
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               A            $ 113.54            14
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               B            $ 130.76            17
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               B            $ 200.19           179
EQ/GAMCO SMALL COMPANY VALUE...........   0.60%               B            $ 127.88           395
EQ/GAMCO SMALL COMPANY VALUE...........   0.80%               B            $ 126.93             1
EQ/GAMCO SMALL COMPANY VALUE...........   0.90%               B            $ 126.46            37

EQ/GLOBAL BOND PLUS....................   0.00%               A            $  11.69             1
EQ/GLOBAL BOND PLUS....................   0.00%               A            $ 133.63           112

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
EQ/GLOBAL BOND PLUS..........................   0.60%               A            $ 122.39           66
EQ/GLOBAL BOND PLUS..........................   0.80%               A            $ 121.48            1
EQ/GLOBAL BOND PLUS..........................   0.90%               A            $ 121.03           11
EQ/GLOBAL BOND PLUS..........................   0.00%               B            $ 127.62           36
EQ/GLOBAL BOND PLUS..........................   0.60%               B            $ 121.21           34
EQ/GLOBAL BOND PLUS..........................   0.90%               B            $ 119.86           --

EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $  17.71           11
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $ 250.51           15
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $ 403.34           81
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               B            $ 216.87          256
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%               B            $ 200.11          579
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%               B            $ 271.31           28
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.80%               B            $ 194.79            4
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.90%               B            $ 192.18           45

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               A            $  10.49            5
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               A            $ 218.78          158
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%               A            $ 243.13          162
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.80%               A            $ 173.73            3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%               A            $ 197.67           26
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               B            $ 115.59            2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               B            $ 157.49           22
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%               B            $ 146.81          145
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%               B            $ 144.85           --

EQ/INTERNATIONAL CORE PLUS...................   0.00%               A            $ 215.36           25
EQ/INTERNATIONAL CORE PLUS...................   0.60%               A            $ 160.41            5
EQ/INTERNATIONAL CORE PLUS...................   0.00%               B            $ 139.91           65
EQ/INTERNATIONAL CORE PLUS...................   0.60%               B            $ 130.26          126
EQ/INTERNATIONAL CORE PLUS...................   0.80%               B            $ 127.70           --
EQ/INTERNATIONAL CORE PLUS...................   0.90%               B            $ 125.87            9

EQ/INTERNATIONAL GROWTH......................   0.00%               B            $ 100.01           61
EQ/INTERNATIONAL GROWTH......................   0.00%               B            $ 159.59           35
EQ/INTERNATIONAL GROWTH......................   0.60%               B            $  97.81          165
EQ/INTERNATIONAL GROWTH......................   0.80%               B            $  97.08           --
EQ/INTERNATIONAL GROWTH......................   0.90%               B            $  96.72           22

EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $  15.21           --
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $ 132.80            4
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $ 173.00            8
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               B            $ 162.02           41
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.60%               B            $ 104.72           13
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.60%               B            $ 149.22          106
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.80%               B            $ 145.17            2
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.90%               B            $ 143.18           16

EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $  14.56           --
EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $ 135.49           --
EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $ 163.37            3
EQ/LARGE CAP CORE PLUS.......................   0.60%               A            $ 118.06            1
EQ/LARGE CAP CORE PLUS.......................   0.00%               B            $ 105.47           16
EQ/LARGE CAP CORE PLUS.......................   0.60%               B            $  98.37           54

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                           ----------   ---------------   ------------   ------------
EQ/LARGE CAP CORE PLUS..................   0.80%               B           $  96.10             --
EQ/LARGE CAP CORE PLUS..................   0.90%               B           $  94.99              3

EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $  16.70              2
EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $ 149.13              4
EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $ 179.27             51
EQ/LARGE CAP GROWTH INDEX...............   0.60%               A           $ 123.76              1
EQ/LARGE CAP GROWTH INDEX...............   0.00%               B           $  89.44            184
EQ/LARGE CAP GROWTH INDEX...............   0.60%               B           $  83.41            911
EQ/LARGE CAP GROWTH INDEX...............   0.80%               B           $  81.49              8
EQ/LARGE CAP GROWTH INDEX...............   0.90%               B           $  80.55             41

EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $  15.37             --
EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $ 150.41              4
EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $ 197.97             33
EQ/LARGE CAP GROWTH PLUS................   0.60%               A           $ 126.79              3
EQ/LARGE CAP GROWTH PLUS................   0.00%               B           $ 189.68             98
EQ/LARGE CAP GROWTH PLUS................   0.60%               B           $ 100.38             50
EQ/LARGE CAP GROWTH PLUS................   0.60%               B           $ 174.70            539
EQ/LARGE CAP GROWTH PLUS................   0.80%               B           $ 169.95              7
EQ/LARGE CAP GROWTH PLUS................   0.90%               B           $ 167.62             36

EQ/LARGE CAP VALUE INDEX................   0.00%               A           $  54.93             24
EQ/LARGE CAP VALUE INDEX................   0.60%               A           $  53.72             24
EQ/LARGE CAP VALUE INDEX................   0.80%               A           $  53.32             --
EQ/LARGE CAP VALUE INDEX................   0.90%               A           $  53.12              5
EQ/LARGE CAP VALUE INDEX................   0.00%               B           $  63.43             18
EQ/LARGE CAP VALUE INDEX................   0.60%               B           $  53.23             15
EQ/LARGE CAP VALUE INDEX................   0.90%               B           $  52.64             --

EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $  13.55             --
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 114.45             34
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 116.66            307
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 154.46            302
EQ/LARGE CAP VALUE PLUS.................   0.60%               A           $ 110.53             22
EQ/LARGE CAP VALUE PLUS.................   0.60%               A           $ 126.18          1,293
EQ/LARGE CAP VALUE PLUS.................   0.80%               A           $ 106.48             29
EQ/LARGE CAP VALUE PLUS.................   0.90%               A           $ 121.53            207
EQ/LARGE CAP VALUE PLUS.................   0.00%               B           $ 115.48             60
EQ/LARGE CAP VALUE PLUS.................   0.00%               B           $ 116.66              2
EQ/LARGE CAP VALUE PLUS.................   0.60%               B           $ 107.27              9
EQ/LARGE CAP VALUE PLUS.................   0.60%               B           $ 124.91            818
EQ/LARGE CAP VALUE PLUS.................   0.90%               B           $ 120.30             --

EQ/LORD ABBETT GROWTH AND INCOME........   0.00%               A           $  88.30              6
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%               A           $  86.36             17
EQ/LORD ABBETT GROWTH AND INCOME........   0.80%               A           $  85.72             --
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%               A           $  85.40              1
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%               B           $ 114.16              8
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%               B           $  85.57              4
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%               B           $  84.61             --

EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               A           $  10.40             --
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               A           $ 103.62             84

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                           ----------   ---------------   ------------   ------------
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%               A            $ 101.34           49
EQ/LORD ABBETT LARGE CAP CORE...........   0.80%               A            $ 100.58           --
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%               A            $ 100.21            5
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               B            $ 131.24           14
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%               B            $ 100.39           19
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%               B            $  99.28           --

EQ/MID CAP INDEX........................   0.00%               A            $  17.96            6
EQ/MID CAP INDEX........................   0.00%               A            $ 138.85            3
EQ/MID CAP INDEX........................   0.00%               A            $ 205.46          104
EQ/MID CAP INDEX........................   0.60%               A            $ 146.06            6
EQ/MID CAP INDEX........................   0.00%               B            $ 131.57          146
EQ/MID CAP INDEX........................   0.60%               B            $ 123.63          448
EQ/MID CAP INDEX........................   0.80%               B            $ 121.08            2
EQ/MID CAP INDEX........................   0.90%               B            $ 119.83           22

EQ/MID CAP VALUE PLUS...................   0.00%               A            $  17.26            4
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 153.29           15
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 198.16          130
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 212.88          188
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 152.73           14
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 177.30           46
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 182.51          739
EQ/MID CAP VALUE PLUS...................   0.80%               A            $ 177.56            6
EQ/MID CAP VALUE PLUS...................   0.90%               A            $ 175.13           59
EQ/MID CAP VALUE PLUS...................   0.00%               B            $ 198.04           44
EQ/MID CAP VALUE PLUS...................   0.90%               B            $ 138.07           --

EQ/MONEY MARKET.........................   0.00%               A            $  10.04           95
EQ/MONEY MARKET.........................   0.00%               A            $ 172.07          641
EQ/MONEY MARKET.........................   0.60%               A            $ 250.34          465
EQ/MONEY MARKET.........................   0.80%               A            $ 142.24            4
EQ/MONEY MARKET.........................   0.90%               A            $ 157.90           41
EQ/MONEY MARKET.........................   0.00%               B            $ 131.49          236
EQ/MONEY MARKET.........................   0.60%               B            $ 128.22          287
EQ/MONEY MARKET.........................   0.90%               B            $ 123.49           --

EQ/MONTAG & CALDWELL GROWTH.............   0.00%               A            $  10.42           16
EQ/MONTAG & CALDWELL GROWTH.............   0.00%               A            $ 111.07           37
EQ/MONTAG & CALDWELL GROWTH.............   0.60%               A            $ 108.63          108
EQ/MONTAG & CALDWELL GROWTH.............   0.80%               A            $ 107.82           --
EQ/MONTAG & CALDWELL GROWTH.............   0.90%               A            $ 107.42            7
EQ/MONTAG & CALDWELL GROWTH.............   0.00%               B            $ 135.96           52
EQ/MONTAG & CALDWELL GROWTH.............   0.60%               B            $ 107.64           35
EQ/MONTAG & CALDWELL GROWTH.............   0.90%               B            $ 106.44           --

EQ/MORGAN STANLEY MID CAP GROWTH........   0.00%               A            $ 125.98           83
EQ/MORGAN STANLEY MID CAP GROWTH........   0.60%               A            $ 123.21          196
EQ/MORGAN STANLEY MID CAP GROWTH........   0.80%               A            $ 122.29            1
EQ/MORGAN STANLEY MID CAP GROWTH........   0.90%               A            $ 121.84           25
EQ/MORGAN STANLEY MID CAP GROWTH........   0.00%               B            $ 182.78           39
EQ/MORGAN STANLEY MID CAP GROWTH........   0.60%               B            $ 122.06           77
EQ/MORGAN STANLEY MID CAP GROWTH........   0.90%               B            $ 120.71           --

EQ/PIMCO ULTRA SHORT BOND...............   0.00%               A            $ 114.18           92

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                    ----------   ---------------   ------------   ------------
EQ/PIMCO ULTRA SHORT BOND........   0.60%               A            $ 101.65            7
EQ/PIMCO ULTRA SHORT BOND........   0.60%               A            $ 111.66          156
EQ/PIMCO ULTRA SHORT BOND........   0.80%               A            $ 110.83            1
EQ/PIMCO ULTRA SHORT BOND........   0.90%               A            $ 110.42           18
EQ/PIMCO ULTRA SHORT BOND........   0.00%               B            $ 114.18           --
EQ/PIMCO ULTRA SHORT BOND........   0.00%               B            $ 117.24           85
EQ/PIMCO ULTRA SHORT BOND........   0.60%               B            $ 111.28           93
EQ/PIMCO ULTRA SHORT BOND........   0.90%               B            $ 110.04           --

EQ/QUALITY BOND PLUS.............   0.00%               A            $  11.55           10
EQ/QUALITY BOND PLUS.............   0.00%               A            $ 238.65           89
EQ/QUALITY BOND PLUS.............   0.60%               A            $ 202.93          188
EQ/QUALITY BOND PLUS.............   0.80%               A            $ 186.40            2
EQ/QUALITY BOND PLUS.............   0.90%               A            $ 192.62           31
EQ/QUALITY BOND PLUS.............   0.00%               B            $ 161.43           23
EQ/QUALITY BOND PLUS.............   0.60%               B            $ 150.25          153
EQ/QUALITY BOND PLUS.............   0.90%               B            $ 147.22           --

EQ/SMALL COMPANY INDEX...........   0.00%               A            $  16.56           13
EQ/SMALL COMPANY INDEX...........   0.00%               A            $  98.35            1
EQ/SMALL COMPANY INDEX...........   0.00%               A            $ 245.68           87
EQ/SMALL COMPANY INDEX...........   0.60%               A            $ 160.84           17
EQ/SMALL COMPANY INDEX...........   0.60%               A            $ 207.48           87
EQ/SMALL COMPANY INDEX...........   0.80%               A            $ 203.13           --
EQ/SMALL COMPANY INDEX...........   0.90%               A            $ 201.57            9
EQ/SMALL COMPANY INDEX...........   0.00%               B            $ 178.81           36
EQ/SMALL COMPANY INDEX...........   0.60%               B            $ 181.03            2
EQ/SMALL COMPANY INDEX...........   0.60%               B            $ 183.38           37
EQ/SMALL COMPANY INDEX...........   0.90%               B            $ 176.61           --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000'S)
                                                          ----------   -----------------   ------------   ------------
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  16.91            10
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  97.35             6
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  97.55            --
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.60%               A             $  95.31             2
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.90%               A             $  93.36            --
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               B             $  96.37            55
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               B             $ 114.56            57
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.60%               B             $  94.36           257
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.80%               B             $  93.69             1
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.90%               B             $  93.36            14

EQ/UBS GROWTH & INCOME.................................   0.00%               B             $  86.16             1
EQ/UBS GROWTH & INCOME.................................   0.00%               B             $ 123.85            21
EQ/UBS GROWTH & INCOME.................................   0.60%               B             $  84.26            31
EQ/UBS GROWTH & INCOME.................................   0.80%               B             $  83.64            --
EQ/UBS GROWTH & INCOME.................................   0.90%               B             $  83.32             2

EQ/VAN KAMPEN COMSTOCK.................................   0.00%               A             $  86.88             7
EQ/VAN KAMPEN COMSTOCK.................................   0.60%               A             $  84.97            11
EQ/VAN KAMPEN COMSTOCK.................................   0.80%               A             $  84.34            --
EQ/VAN KAMPEN COMSTOCK.................................   0.90%               A             $  84.02             1
EQ/VAN KAMPEN COMSTOCK.................................   0.00%               B             $ 110.93            20
EQ/VAN KAMPEN COMSTOCK.................................   0.60%               B             $  84.18             4
EQ/VAN KAMPEN COMSTOCK.................................   0.90%               B             $  83.24            --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $  16.92             3
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $ 159.23             5
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $ 224.48            18
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               B             $ 128.76           203
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.60%               B             $ 116.54           192
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.80%               B             $ 117.55             1
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.90%               B             $ 112.54            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.90%               B             $ 116.22            10

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........   0.00%        Service Class 2      $  15.67            --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........   0.00%        Service Class 2      $ 162.06            23

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $  16.14            19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $ 106.76            11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $ 202.48           198
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.60%        Service Class 2      $ 106.32            39
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.80%        Service Class 2      $ 106.17            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.90%        Service Class 2      $ 106.10             3

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................   0.00%        Service Class 2      $  14.89            13
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................   0.00%        Service Class 2      $ 158.28            28

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $  14.48             3
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $ 104.61            --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $ 142.11            27
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.60%        Service Class 2      $ 104.17             4
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.80%        Service Class 2      $ 104.03            --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.90%        Service Class 2      $ 103.95            --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000'S)
                                                          ----------   -----------------   ------------   ------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO..................   0.00%        Service Class 2      $  17.09            15
FIDELITY(R) VIP HIGH INCOME PORTFOLIO..................   0.00%        Service Class 2      $ 177.79           111

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO........   0.00%        Service Class 2      $  12.86            21
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO........   0.00%        Service Class 2      $ 141.30           153

FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $  18.70            13
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $ 113.34             8
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $ 297.95           145
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.60%        Service Class 2      $ 112.87            76
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.80%        Service Class 2      $ 112.71            --
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.90%        Service Class 2      $ 112.63             2

FIDELITY(R) VIP MONEY MARKET PORTFOLIO.................   0.00%        Service Class 2      $  10.02            13
FIDELITY(R) VIP MONEY MARKET PORTFOLIO.................   0.00%        Service Class 2      $ 100.25            14

FIDELITY(R) VIP VALUE PORTFOLIO........................   0.00%        Service Class 2      $  17.24            --
FIDELITY(R) VIP VALUE PORTFOLIO........................   0.00%        Service Class 2      $ 156.05            35

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.............   0.00%        Service Class 2      $  20.75            --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.............   0.00%        Service Class 2      $ 212.80            26

FRANKLIN RISING DIVIDENDS SECURITIES...................   0.00%            Class 2          $ 108.47            15
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.60%            Class 2          $ 108.02           143
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.80%            Class 2          $ 107.87            --
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.90%            Class 2          $ 107.79             3

FRANKLIN SMALL CAP VALUE SECURITIES....................   0.00%            Class 2          $  10.68            --
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.00%            Class 2          $ 106.81             2
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.60%            Class 2          $ 106.36             4
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.80%            Class 2          $ 106.22            --
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.90%            Class 2          $ 106.14            --

FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.00%            Class 2          $ 105.24            15
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.60%            Class 2          $ 104.80            26
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.80%            Class 2          $ 104.65             1
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.90%            Class 2          $ 104.58             1

GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.00%         Service Shares      $ 108.47             6
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.60%         Service Shares      $ 108.02            28
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.80%         Service Shares      $ 107.87            --
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.90%         Service Shares      $ 107.80            --

INVESCO V.I. FINANCIAL SERVICES FUND...................   0.00%           Series II         $   9.44             2
INVESCO V.I. FINANCIAL SERVICES FUND...................   0.00%           Series II         $  94.40             4

INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.00%           Series II         $  11.15            --
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.00%           Series II         $ 111.53            16
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.60%           Series II         $ 111.07            16
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.80%           Series II         $ 110.92            --
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.90%           Series II         $ 110.84             2

INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.00%           Series II         $  11.04             2
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.00%           Series II         $ 110.41            29
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.60%           Series II         $ 109.95            30
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.80%           Series II         $ 109.80            --
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.90%           Series II         $ 109.72             1

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                 UNITS
                                                               CONTRACT                                       OUTSTANDING
                                                               CHARGES*      SHARE CLASS**     UNIT VALUE       (000'S)
                                                              ----------   ----------------   ------------   ------------
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.00%            Series II       $  10.51            --
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.00%            Series II       $ 105.14             5
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.60%            Series II       $ 104.70             4
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.80%            Series II       $ 104.55            --
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.90%            Series II       $ 104.48            --

INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.00%            Series II       $  10.95             2
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.00%            Series II       $ 109.49             1
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.60%            Series II       $ 109.03             2
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.80%            Series II       $ 108.88            --
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.90%            Series II       $ 108.80            --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................   0.00%          Common Shares     $  10.70             9
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................   0.00%          Common Shares     $ 107.00            10

IVY FUNDS VIP ENERGY.......................................   0.00%          Common Shares     $  11.45             8
IVY FUNDS VIP ENERGY.......................................   0.00%          Common Shares     $ 114.48             4
IVY FUNDS VIP ENERGY.......................................   0.60%          Common Shares     $ 114.00             7
IVY FUNDS VIP ENERGY.......................................   0.80%          Common Shares     $ 113.84            --
IVY FUNDS VIP ENERGY.......................................   0.90%          Common Shares     $ 113.76            --

IVY FUNDS VIP MID CAP GROWTH...............................   0.00%          Common Shares     $  11.58             6
IVY FUNDS VIP MID CAP GROWTH...............................   0.00%          Common Shares     $ 115.78            14
IVY FUNDS VIP MID CAP GROWTH...............................   0.60%          Common Shares     $ 115.30            17
IVY FUNDS VIP MID CAP GROWTH...............................   0.80%          Common Shares     $ 115.14            --
IVY FUNDS VIP MID CAP GROWTH...............................   0.90%          Common Shares     $ 115.06             1

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................   0.00%          Common Shares     $  10.58             1
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................   0.00%          Common Shares     $ 105.81            36

IVY FUNDS VIP SMALL CAP GROWTH.............................   0.00%          Common Shares     $  11.35             2
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.00%          Common Shares     $ 113.53            10
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.60%          Common Shares     $ 113.05             6
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.80%          Common Shares     $ 112.90            --
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.90%          Common Shares     $ 112.82            --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.00%         Service Shares     $  11.40            11
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.00%         Service Shares     $ 114.04            93
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.60%         Service Shares     $ 113.56           125
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.80%         Service Shares     $ 113.40            --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.90%         Service Shares     $ 113.32             8

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.00%          Service Class     $  10.69            15
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.00%          Service Class     $ 106.86            91
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.60%          Service Class     $ 106.41           101
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.80%          Service Class     $ 106.26            --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.90%          Service Class     $ 106.19             3

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                 UNITS
                                                CONTRACT                                      OUTSTANDING
                                                CHARGES*     SHARE CLASS**     UNIT VALUE       (000's)
                                               ----------   ---------------   ------------   ------------
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.00%         Service Class      $ 105.80           --
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.60%         Service Class      $ 105.36            5
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.80%         Service Class      $ 105.21           --
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.90%         Service Class      $ 105.14           --

MFS(R) INVESTORS TRUST SERIES...............   0.00%         Service Class      $ 102.73           --
MFS(R) INVESTORS TRUST SERIES...............   0.60%         Service Class      $ 102.30            1
MFS(R) INVESTORS TRUST SERIES...............   0.80%         Service Class      $ 102.16           --
MFS(R) INVESTORS TRUST SERIES...............   0.90%         Service Class      $ 102.09           --

MFS(R) UTILITIES SERIES.....................   0.00%         Service Class      $  11.14           --
MFS(R) UTILITIES SERIES.....................   0.00%         Service Class      $ 111.38            1

MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $  16.44            3
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $  93.02            4
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $ 171.10          288
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               A            $ 133.47            6
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               A            $ 677.90          428
MULTIMANAGER AGGRESSIVE EQUITY..............   0.80%               A            $  99.92           27
MULTIMANAGER AGGRESSIVE EQUITY..............   0.90%               A            $ 179.55          114
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               B            $  87.39           45
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               B            $  81.82          238
MULTIMANAGER AGGRESSIVE EQUITY..............   0.90%               B            $  78.80           --

MULTIMANAGER CORE BOND......................   0.00%               A            $  11.95            8
MULTIMANAGER CORE BOND......................   0.00%               A            $ 141.06            5
MULTIMANAGER CORE BOND......................   0.00%               A            $ 149.28          163
MULTIMANAGER CORE BOND......................   0.60%               A            $ 149.14           11
MULTIMANAGER CORE BOND......................   0.00%               B            $ 154.18          119
MULTIMANAGER CORE BOND......................   0.60%               B            $ 146.06          345
MULTIMANAGER CORE BOND......................   0.80%               B            $ 143.43            1
MULTIMANAGER CORE BOND......................   0.90%               B            $ 142.14           44

MULTIMANAGER INTERNATIONAL EQUITY...........   0.00%               A            $ 205.86           66
MULTIMANAGER INTERNATIONAL EQUITY...........   0.60%               A            $ 147.22            4
MULTIMANAGER INTERNATIONAL EQUITY...........   0.00%               B            $ 193.73           25
MULTIMANAGER INTERNATIONAL EQUITY...........   0.60%               B            $ 141.59          211
MULTIMANAGER INTERNATIONAL EQUITY...........   0.80%               B            $ 182.14           --
MULTIMANAGER INTERNATIONAL EQUITY...........   0.90%               B            $ 137.79           23

MULTIMANAGER LARGE CAP CORE EQUITY..........   0.00%               A            $ 172.43           21
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.60%               A            $ 120.82           --
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.00%               B            $ 153.99            8
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.60%               B            $ 117.30           30
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.80%               B            $ 144.77           --
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.90%               B            $ 114.16            2

MULTIMANAGER LARGE CAP VALUE................   0.00%               A            $ 185.43           53
MULTIMANAGER LARGE CAP VALUE................   0.60%               A            $ 133.08            7
MULTIMANAGER LARGE CAP VALUE................   0.00%               B            $ 168.15           25
MULTIMANAGER LARGE CAP VALUE................   0.60%               B            $ 131.17          135
MULTIMANAGER LARGE CAP VALUE................   0.80%               B            $ 158.09           --
MULTIMANAGER LARGE CAP VALUE................   0.90%               B            $ 127.65           10

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                         ----------   ---------------   ------------   ------------
MULTIMANAGER MID CAP GROWTH...........   0.00%              A             $ 232.43           45
MULTIMANAGER MID CAP GROWTH...........   0.60%              A             $ 134.60            2
MULTIMANAGER MID CAP GROWTH...........   0.00%              B             $ 205.79           10
MULTIMANAGER MID CAP GROWTH...........   0.60%              B             $ 125.85          129
MULTIMANAGER MID CAP GROWTH...........   0.80%              B             $ 193.47           --
MULTIMANAGER MID CAP GROWTH...........   0.90%              B             $ 122.48           14

MULTIMANAGER MID CAP VALUE............   0.00%              A             $  19.62            6
MULTIMANAGER MID CAP VALUE............   0.00%              A             $ 172.61            5
MULTIMANAGER MID CAP VALUE............   0.00%              A             $ 262.21           40
MULTIMANAGER MID CAP VALUE............   0.60%              A             $ 164.93            3
MULTIMANAGER MID CAP VALUE............   0.00%              B             $ 172.21           63
MULTIMANAGER MID CAP VALUE............   0.60%              B             $ 163.13          211
MULTIMANAGER MID CAP VALUE............   0.80%              B             $ 160.20            1
MULTIMANAGER MID CAP VALUE............   0.90%              B             $ 158.75           16

MULTIMANAGER MULTI-SECTOR BOND........   0.00%              A             $  12.53            8
MULTIMANAGER MULTI-SECTOR BOND........   0.00%              A             $ 203.94          192
MULTIMANAGER MULTI-SECTOR BOND........   0.60%              A             $ 352.67          176
MULTIMANAGER MULTI-SECTOR BOND........   0.80%              A             $ 140.82            5
MULTIMANAGER MULTI-SECTOR BOND........   0.90%              A             $ 210.54           32
MULTIMANAGER MULTI-SECTOR BOND........   0.00%              B             $ 123.50           28
MULTIMANAGER MULTI-SECTOR BOND........   0.60%              B             $  99.43          143
MULTIMANAGER MULTI-SECTOR BOND........   0.90%              B             $  95.76           --

MULTIMANAGER SMALL CAP GROWTH.........   0.00%              B             $  95.70            1
MULTIMANAGER SMALL CAP GROWTH.........   0.00%              B             $ 140.33           42
MULTIMANAGER SMALL CAP GROWTH.........   0.60%              B             $  93.63           26
MULTIMANAGER SMALL CAP GROWTH.........   0.80%              B             $  92.95           --
MULTIMANAGER SMALL CAP GROWTH.........   0.90%              B             $  92.61            1

MULTIMANAGER SMALL CAP VALUE..........   0.00%              A             $ 192.78           63
MULTIMANAGER SMALL CAP VALUE..........   0.60%              A             $ 184.56            7
MULTIMANAGER SMALL CAP VALUE..........   0.00%              B             $ 202.76           12
MULTIMANAGER SMALL CAP VALUE..........   0.60%              B             $ 184.54            4
MULTIMANAGER SMALL CAP VALUE..........   0.60%              B             $ 189.54           73
MULTIMANAGER SMALL CAP VALUE..........   0.80%              B             $ 185.07           --
MULTIMANAGER SMALL CAP VALUE..........   0.90%              B             $ 182.54           --
MULTIMANAGER SMALL CAP VALUE..........   0.90%              B             $ 182.96            5

MULTIMANAGER TECHNOLOGY...............   0.00%              A             $  18.85           --
MULTIMANAGER TECHNOLOGY...............   0.00%              A             $ 263.44           47
MULTIMANAGER TECHNOLOGY...............   0.60%              A             $ 139.58            4
MULTIMANAGER TECHNOLOGY...............   0.00%              B             $ 214.70           56
MULTIMANAGER TECHNOLOGY...............   0.60%              B             $ 125.36          429
MULTIMANAGER TECHNOLOGY...............   0.80%              B             $ 201.85            1
MULTIMANAGER TECHNOLOGY...............   0.90%              B             $ 122.00           16

MUTUAL SHARES SECURITIES FUND.........   0.00%           Class 2          $  10.30            4
MUTUAL SHARES SECURITIES FUND.........   0.00%           Class 2          $ 103.00           55
MUTUAL SHARES SECURITIES FUND.........   0.60%           Class 2          $ 102.57           14
MUTUAL SHARES SECURITIES FUND.........   0.80%           Class 2          $ 102.43           --
MUTUAL SHARES SECURITIES FUND.........   0.90%           Class 2          $ 102.36           --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                  UNITS
                                                                 CONTRACT                                      OUTSTANDING
                                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                                ----------   ---------------   ------------   ------------
NATURAL RESOURCES PORTFOLIO..................................   0.00%           Class II        $  25.86             5
NATURAL RESOURCES PORTFOLIO..................................   0.00%           Class II        $ 100.55           378

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.00%        Advisor Class      $ 124.21             9
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.60%        Advisor Class      $ 123.69            14
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.80%        Advisor Class      $ 123.52            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.90%        Advisor Class      $ 123.43             1

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.00%        Advisor Class      $  10.51            30
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.00%        Advisor Class      $ 105.13            65
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.60%        Advisor Class      $ 104.69            20
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.80%        Advisor Class      $ 104.54            --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.90%        Advisor Class      $ 104.47             1

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.00%        Advisor Class      $  10.46            13
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.00%        Advisor Class      $ 104.64           224
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.60%        Advisor Class      $ 104.20           122
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.80%        Advisor Class      $ 104.05            --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.90%        Advisor Class      $ 103.98             8

T. ROWE PRICE EQUITY INCOME..................................   0.00%           Class II        $ 102.60             3
T. ROWE PRICE EQUITY INCOME..................................   0.60%           Class II        $ 102.18            48
T. ROWE PRICE EQUITY INCOME..................................   0.80%           Class II        $ 102.03            --
T. ROWE PRICE EQUITY INCOME..................................   0.90%           Class II        $ 101.96             1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................   0.00%           Class II        $  10.65            --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................   0.00%           Class II        $ 106.52             7

TARGET 2015 ALLOCATION.......................................   0.00%              B            $  13.74            --
TARGET 2015 ALLOCATION.......................................   0.00%              B            $ 108.03            58

TARGET 2025 ALLOCATION.......................................   0.00%              B            $  14.19             2
TARGET 2025 ALLOCATION.......................................   0.00%              B            $ 105.59            69

TARGET 2035 ALLOCATION.......................................   0.00%              B            $  14.55             2
TARGET 2035 ALLOCATION.......................................   0.00%              B            $ 104.18            63

TARGET 2045 ALLOCATION.......................................   0.00%              B            $  14.85             2
TARGET 2045 ALLOCATION.......................................   0.00%              B            $ 101.99            12

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.00%           Class 2         $ 113.63            11
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.60%           Class 2         $ 113.16            25
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.80%           Class 2         $ 113.00            --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.90%           Class 2         $ 112.93             2

TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.00%           Class 2         $  10.52             2
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.00%           Class 2         $ 105.16            66
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.60%           Class 2         $ 104.73            92
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.80%           Class 2         $ 104.58            --
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.90%           Class 2         $ 104.51             5

TEMPLETON GROWTH SECURITIES FUND.............................   0.00%           Class 2         $ 104.38             1
TEMPLETON GROWTH SECURITIES FUND.............................   0.60%           Class 2         $ 103.95             2

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2010


                                                                                                                       UNITS
                                                                     CONTRACT                                       OUTSTANDING
                                                                     CHARGES*      SHARE CLASS**     UNIT VALUE       (000'S)
                                                                    ----------   ----------------   ------------   ------------
TEMPLETON GROWTH SECURITIES FUND.................................   0.80%            Class 2          $ 103.80          --
TEMPLETON GROWTH SECURITIES FUND.................................   0.90%            Class 2          $ 103.73          --

VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.00%            Class S          $ 117.15          12
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.60%            Class S          $ 116.67          22
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.80%            Class S          $ 116.50          --
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.90%            Class S          $ 116.42           1

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO........   0.60%        Investor Share       $ 122.06          51

----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                           AMERICAN
                                                         ALL ASSET        CENTURY VP      AXA AGGRESSIVE
                                                      ALLOCATION*(1)   MID CAP VALUE(1)     ALLOCATION*
                                                     ---------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $20,323          $ 70,211       $    2,045,418
 Expenses:
  Less: Asset-based charges.........................        1,080             1,451              303,699
                                                          -------          --------       --------------
Net Investment Income (Loss)........................       19,243            68,760            1,741,719
                                                          -------          --------       --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       14,657           152,710          (12,979,522)
  Realized gain distribution from The Trusts........       33,011                --            2,783,660
                                                          -------          --------       --------------
 Net realized gain (loss)...........................       47,668           152,710          (10,195,862)
                                                          -------          --------       --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       30,071           691,623           23,087,126
                                                          -------          --------       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       77,739           844,333           12,891,264
                                                          -------          --------       --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $96,982          $913,093       $   14,632,983
                                                          =======          ========       ==============



                                                      AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                        STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                     -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $20,601        $  665,266          $ 4,994
 Expenses:
  Less: Asset-based charges.........................          --           101,714               --
                                                         -------        ----------          -------
Net Investment Income (Loss)........................      20,601           563,552            4,994
                                                         -------        ----------          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      13,771             4,256              772
  Realized gain distribution from The Trusts........       8,346         1,222,298            2,065
                                                         -------        ----------          -------
 Net realized gain (loss)...........................      22,117         1,226,554            2,837
                                                         -------        ----------          -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      36,451           152,914            6,871
                                                         -------        ----------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      58,568         1,379,468            9,708
                                                         -------        ----------          -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $79,169        $1,943,020          $14,702
                                                         =======        ==========          =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      AXA CONSERVATIVE  AXA CONSERVATIVE-PLUS   AXA GROWTH
                                                         STRATEGY*           ALLOCATION*         STRATEGY*
                                                     ----------------- ----------------------- ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $3,781             $  794,267          $ 22,832
 Expenses:
  Less: Asset-based charges.........................         --                149,500                --
                                                         ------             ----------          --------
Net Investment Income (Loss)........................      3,781                644,767            22,832
                                                         ------             ----------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      1,632               (788,266)           19,586
  Realized gain distribution from The Trusts........      1,163              1,107,247            12,441
                                                         ------             ----------          --------
 Net realized gain (loss)...........................      2,795                318,981            32,027
                                                         ------             ----------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (3,162)             2,644,433            86,172
                                                         ------             ----------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       (367)             2,963,414           118,199
                                                         ------             ----------          --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $3,414             $3,608,181          $141,031
                                                         ======             ==========          ========



                                                       AXA MODERATE      AXA MODERATE     AXA MODERATE-PLUS
                                                        ALLOCATION*    GROWTH STRATEGY*      ALLOCATION*
                                                     ---------------- ------------------ -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 26,556,112        $103,872        $ 6,945,747
 Expenses:
  Less: Asset-based charges.........................      6,193,217              --          1,043,762
                                                       ------------        --------        -----------
Net Investment Income (Loss)........................     20,362,895         103,872          5,901,985
                                                       ------------        --------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (7,985,066)         33,448        (13,551,933)
  Realized gain distribution from The Trusts........     27,101,590          42,103         10,098,252
                                                       ------------        --------        -----------
 Net realized gain (loss)...........................     19,116,524          75,551         (3,453,681)
                                                       ------------        --------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     65,996,783         558,808         37,688,259
                                                       ------------        --------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     85,113,307         634,359         34,234,578
                                                       ------------        --------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $105,476,202        $738,231        $40,136,563
                                                       ============        ========        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        AXA TACTICAL       AXA TACTICAL      AXA TACTICAL
                                                      MANAGER 2000*(1)   MANAGER 400*(1)   MANAGER 500*(1)
                                                     ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $   162           $     --           $ 1,478
 Expenses:
  Less: Asset-based charges.........................          473              1,104               554
                                                          -------           --------           -------
Net Investment Income (Loss)........................         (311)            (1,104)              924
                                                          -------           --------           -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        7,613              3,531             1,695
  Realized gain distribution from The Trusts........       15,878             14,366            10,191
                                                          -------           --------           -------
 Net realized gain (loss)...........................       23,491             17,897            11,886
                                                          -------           --------           -------
 Change in unrealized appreciation
  (depreciation) of investments.....................       35,013             82,315            53,698
                                                          -------           --------           -------
Net Realized And Unrealized Gain (loss) On
 Investments........................................       58,504            100,212            65,584
                                                          -------           --------           -------
Net Increase (decrease) In Net Assets
 Resulting From Operations..........................      $58,193           $ 99,108           $66,508
                                                          =======           ========           =======



                                                                            BLACKROCK
                                                         AXA TACTICAL        GLOBAL
                                                           MANAGER         ALLOCATION    EQ/ALLIANCEBERNSTEIN
                                                      INTERNATIONAL*(1)   V.I. FUND(1)      INTERNATIONAL*
                                                     ------------------- -------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 2,526           $15,477        $ 9,909,543
 Expenses:
  Less: Asset-based charges.........................           409                --          2,070,501
                                                           -------           -------        -----------
Net Investment Income (Loss)........................         2,117            15,477          7,839,042
                                                           -------           -------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         3,330             2,842         (8,594,774)
  Realized gain distribution from The Trusts........           351             8,406                 --
                                                           -------           -------        -----------
 Net realized gain (loss)...........................         3,681            11,248         (8,594,774)
                                                           -------           -------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        18,350            24,490         18,679,628
                                                           -------           -------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        22,031            35,738         10,084,854
                                                           -------           -------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $24,148           $51,215        $17,923,896
                                                           =======           =======        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                    EQ/BLACKROCK
                                                      EQ/ALLIANCEBERNSTEIN       EQ/BLACKROCK      INTERNATIONAL
                                                        SMALL CAP GROWTH*    BASIC VALUE EQUITY*       VALUE*
                                                     ---------------------- --------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    66,788           $ 2,296,676        $     995,235
 Expenses:
  Less: Asset-based charges.........................          798,115               675,255              486,811
                                                          -----------           -----------        -------------
Net Investment Income (Loss)........................         (731,327)            1,621,421              508,424
                                                          -----------           -----------        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         (919,771)           (4,408,364)          (5,190,116)
  Realized gain distribution from The Trusts........               --                    --                   --
                                                          -----------           -----------        -------------
 Net realized gain (loss)...........................         (919,771)           (4,408,364)          (5,190,116)
                                                          -----------           -----------        -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       52,128,365            22,410,257           11,318,334
                                                          -----------           -----------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       51,208,594            18,001,893            6,128,218
                                                          -----------           -----------        -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $50,477,267           $19,623,314        $   6,636,642
                                                          ===========           ===========        =============



                                                                            EQ/CALVERT
                                                      EQ/BOSTON ADVISORS     SOCIALLY        EQ/CAPITAL
                                                        EQUITY INCOME*     RESPONSIBLE*   GUARDIAN GROWTH*
                                                     -------------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  256,148         $   313         $ 20,313
 Expenses:
  Less: Asset-based charges.........................          29,178           2,052           24,022
                                                          ----------         -------         --------
Net Investment Income (Loss)........................         226,970          (1,739)          (3,709)
                                                          ----------         -------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (187,949)         10,822           15,438
  Realized gain distribution from The Trusts........              --              --               --
                                                          ----------         -------         --------
 Net realized gain (loss)...........................        (187,949)         10,822           15,438
                                                          ----------         -------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       1,463,509          68,394          528,832
                                                          ----------         -------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,275,560          79,216          544,270
                                                          ----------         -------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $1,502,530         $77,477         $540,561
                                                          ==========         =======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          EQ/CAPITAL          EQ/COMMON       EQ/CORE
                                                      GUARDIAN RESEARCH*    STOCK INDEX*    BOND INDEX*
                                                     -------------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    674,063      $  19,998,148    $1,306,980
 Expenses:
  Less: Asset-based charges.........................          426,404          7,302,763       175,549
                                                         ------------      -------------    ----------
Net Investment Income (Loss)........................          247,659         12,695,385     1,131,431
                                                         ------------      -------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (2,792,609)       (50,755,384)     (402,507)
  Realized gain distribution from The Trusts........               --                 --            --
                                                         ------------      -------------    ----------
 Net realized gain (loss)...........................       (2,792,609)       (50,755,384)     (402,507)
                                                         ------------      -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       15,204,011        232,364,042     2,150,177
                                                         ------------      -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       12,411,402        181,608,658     1,747,670
                                                         ------------      -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 12,659,061      $ 194,304,043    $2,879,101
                                                         ============      =============    ==========



                                                        EQ/EQUITY       EQ/EQUITY    EQ/GAMCO MERGERS &
                                                        500 INDEX*    GROWTH PLUS*      ACQUISITIONS*
                                                     --------------- -------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 8,590,471     $   428,161        $     --
 Expenses:
  Less: Asset-based charges.........................     2,249,307         431,713          33,949
                                                       -----------     -----------        --------
Net Investment Income (Loss)........................     6,341,164          (3,552)        (33,949)
                                                       -----------     -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,047,436)     (4,404,735)        225,351
  Realized gain distribution from The Trusts........            --              --         241,082
                                                       -----------     -----------        --------
 Net realized gain (loss)...........................    (5,047,436)     (4,404,735)        466,433
                                                       -----------     -----------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................    69,628,822      20,982,358         300,601
                                                       -----------     -----------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    64,581,386      16,577,623         767,034
                                                       -----------     -----------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $70,922,550     $16,574,071        $733,085
                                                       ===========     ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         EQ/GAMCO
                                                      SMALL COMPANY     EQ/GLOBAL          EQ/GLOBAL
                                                          VALUE*       BOND PLUS*    MULTI-SECTOR EQUITY*
                                                     --------------- -------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   282,122     $  978,847       $  2,480,995
 Expenses:
  Less: Asset-based charges.........................       233,183         94,339            885,187
                                                       -----------     ----------       ------------
Net Investment Income (Loss)........................        48,939        884,508          1,595,808
                                                       -----------     ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     1,380,135       (381,781)       (24,503,958)
  Realized gain distribution from The Trusts........            --             --                 --
                                                       -----------     ----------       ------------
 Net realized gain (loss)...........................     1,380,135       (381,781)       (24,503,958)
                                                       -----------     ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    18,093,960      1,697,159         46,739,859
                                                       -----------     ----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    19,474,095      1,315,378         22,235,901
                                                       -----------     ----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $19,523,034     $2,199,886       $ 23,831,709
                                                       ===========     ==========       ============



                                                      EQ/INTERMEDIATE
                                                         GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                        BOND INDEX*        CORE PLUS*          GROWTH*
                                                     ----------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $1,450,604      $   566,538          $  234,135
 Expenses:
  Less: Asset-based charges.........................        453,671          115,832             103,654
                                                         ----------      -----------          ----------
Net Investment Income (Loss)........................        996,933          450,706             130,481
                                                         ----------      -----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        298,989       (2,303,948)            131,621
  Realized gain distribution from The Trusts........             --               --                  --
                                                         ----------      -----------          ----------
 Net realized gain (loss)...........................        298,989       (2,303,948)            131,621
                                                         ----------      -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,429,412        4,731,667           3,444,141
                                                         ----------      -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      3,728,401        2,427,719           3,575,762
                                                         ----------      -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $4,725,334      $ 2,878,425          $3,706,243
                                                         ==========      ===========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           EQ/JPMORGAN       EQ/LARGE CAP    EQ/LARGE CAP
                                                      VALUE OPPORTUNITIES*    CORE PLUS*    GROWTH INDEX*
                                                     ---------------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $     354,183       $    75,941     $   974,644
 Expenses:
  Less: Asset-based charges.........................           120,584            40,029         466,404
                                                         -------------       -----------     -----------
Net Investment Income (Loss)........................           233,599            35,912         508,240
                                                         -------------       -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (2,552,989)         (954,941)        704,947
  Realized gain distribution from The Trusts........                --           563,136              --
                                                         -------------       -----------     -----------
 Net realized gain (loss)...........................        (2,552,989)         (391,805)        704,947
                                                         -------------       -----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         5,371,707         1,235,127      12,995,069
                                                         -------------       -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         2,818,718           843,322      13,700,016
                                                         -------------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $   3,052,317       $   879,234     $14,208,256
                                                         =============       ===========     ===========



                                                      EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH PLUS*   VALUE INDEX*     VALUE PLUS*
                                                     -------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   483,469    $  72,721      $  4,956,418
 Expenses:
  Less: Asset-based charges.........................      636,164       13,920         1,831,095
                                                      -----------    ---------      ------------
Net Investment Income (Loss)........................     (152,695)      58,801         3,125,323
                                                      -----------    ---------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    2,145,168     (148,155)      (37,791,000)
  Realized gain distribution from The Trusts........           --           --                --
                                                      -----------    ---------      ------------
 Net realized gain (loss)...........................    2,145,168     (148,155)      (37,791,000)
                                                      -----------    ---------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   14,388,588      658,775        78,859,523
                                                      -----------    ---------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   16,533,756      510,620        41,068,523
                                                      -----------    ---------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $16,381,061    $ 569,421      $ 44,193,846
                                                      ===========    =========      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/LORD ABBETT      EQ/LORD ABBETT     EQ/MID CAP
                                                      GROWTH AND INCOME*   LARGE CAP CORE*       INDEX*
                                                     -------------------- ----------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 18,581           $   95,281     $    729,461
 Expenses:
  Less: Asset-based charges.........................          9,368               40,900          335,120
                                                           --------           ----------     ------------
Net Investment Income (Loss)........................          9,213               54,381          394,341
                                                           --------           ----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         34,095              284,137       (7,505,044)
  Realized gain distribution from The Trusts........             --                   --               --
                                                           --------           ----------     ------------
 Net realized gain (loss)...........................         34,095              284,137       (7,505,044)
                                                           --------           ----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        379,471            1,423,291       27,596,922
                                                           --------           ----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        413,566            1,707,428       20,091,878
                                                           --------           ----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $422,779           $1,761,809     $ 20,486,219
                                                           ========           ==========     ============



                                                       EQ/MID CAP     EQ/MONEY       EQ/MONTAG &
                                                      VALUE PLUS*      MARKET*     CALDWELL GROWTH*
                                                     ------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $ 2,723,278    $  222,559      $  189,764
 Expenses:
  Less: Asset-based charges.........................      934,008     1,083,306          84,318
                                                      -----------    ----------      ----------
Net Investment Income (Loss)........................    1,789,270      (860,747)        105,446
                                                      -----------    ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    1,142,187        77,653         (10,332)
  Realized gain distribution from The Trusts........           --            --              --
                                                      -----------    ----------      ----------
 Net realized gain (loss)...........................    1,142,187        77,653         (10,332)
                                                      -----------    ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   41,689,274       (48,563)      2,146,694
                                                      -----------    ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   42,831,461        29,090       2,136,362
                                                      -----------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $44,620,731    $ (831,657)     $2,241,808
                                                       ===========    ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/MORGAN STANLEY  EQ/PIMCO ULTRA    EQ/QUALITY
                                                       MID CAP GROWTH*     SHORT BOND*     BOND PLUS*
                                                     ------------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   138,426         $ 256,021      $10,178,448
 Expenses:
  Less: Asset-based charges.........................        173,145           265,381          475,153
                                                        -----------         ---------      -----------
Net Investment Income (Loss)........................        (34,719)           (9,360)       9,703,295
                                                        -----------         ---------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        549,201          (411,613)        (523,189)
  Realized gain distribution from The Trusts........         37,527                --               --
                                                        -----------         ---------      -----------
 Net realized gain (loss)...........................        586,728          (411,613)        (523,189)
                                                        -----------         ---------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     11,175,580           786,732       (2,446,430)
                                                        -----------         ---------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     11,762,308           375,119       (2,969,619)
                                                        -----------         ---------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $11,727,589         $ 365,759      $ 6,733,676
                                                        ===========         =========      ===========



                                                         EQ/SMALL      EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                                      COMPANY INDEX*     GROWTH STOCK*        INCOME*
                                                     ---------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   599,397       $      395         $ 37,079
 Expenses:
  Less: Asset-based charges.........................        167,935          143,222           17,815
                                                        -----------       ----------         --------
Net Investment Income (Loss)........................        431,462         (142,827)          19,264
                                                        -----------       ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (3,570,215)         125,152          (98,512)
  Realized gain distribution from The Trusts........             --               --               --
                                                        -----------       ----------         --------
 Net realized gain (loss)...........................     (3,570,215)         125,152          (98,512)
                                                        -----------       ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     14,749,232        5,107,375          667,241
                                                        -----------       ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     11,179,017        5,232,527          568,729
                                                        -----------       ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $11,610,479       $5,089,700         $587,993
                                                        ===========       ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                      EQ/WELLS FARGO   FIDELITY(R) VIP
                                                      EQ/VAN KAMPEN     ADVANTAGE      ASSET MANAGER:
                                                        COMSTOCK*     OMEGA GROWTH*   GROWTH PORTFOLIO
                                                     --------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 52,018      $    4,444         $ 27,498
 Expenses:
  Less: Asset-based charges.........................        7,135         121,193               --
                                                         --------      ----------         --------
Net Investment Income (Loss)........................       44,883        (116,749)          27,498
                                                         --------      ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (57,109)      1,811,875          242,928
  Realized gain distribution from The Trusts........           --       1,397,722           11,457
                                                         --------      ----------         --------
 Net realized gain (loss)...........................      (57,109)      3,209,597          254,385
                                                         --------      ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      528,372       3,770,076          435,109
                                                         --------      ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      471,263       6,979,673          689,494
                                                         --------      ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $516,146      $6,862,924         $716,992
                                                         ========      ==========         ========



                                                      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       CONTRAFUND(R)     EQUITY-INCOME    GROWTH & INCOME
                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ----------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   381,784       $   72,693         $ 19,582
 Expenses:
  Less: Asset-based charges.........................          6,105               --              285
                                                        -----------       ----------         --------
Net Investment Income (Loss)........................        375,679           72,693           19,297
                                                        -----------       ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,814,199)        (893,320)         200,758
  Realized gain distribution from The Trusts........         69,104               --               --
                                                        -----------       ----------         --------
 Net realized gain (loss)...........................     (2,745,095)        (893,320)         200,758
                                                        -----------       ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      9,096,325        1,541,601          326,909
                                                        -----------       ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      6,351,230          648,281          527,667
                                                        -----------       ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 6,726,909       $  720,974         $546,964
                                                        ===========       ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                        FIDELITY(R) VIP
                                                      FIDELITY(R) VIP     INVESTMENT     FIDELITY(R) VIP
                                                        HIGH INCOME       GRADE BOND         MID CAP
                                                         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                     ----------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 1,512,167      $  777,657        $    57,452
 Expenses:
  Less: Asset-based charges.........................              --              --              6,010
                                                         -----------      ----------        -----------
Net Investment Income (Loss)........................       1,512,167         777,657             51,442
                                                         -----------      ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       2,251,302       1,407,018         (2,124,480)
  Realized gain distribution from The Trusts........              --         258,253            129,286
                                                         -----------      ----------        -----------
 Net realized gain (loss)...........................       2,251,302       1,665,271         (1,995,194)
                                                         -----------      ----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (1,337,014)       (859,308)        11,245,885
                                                         -----------      ----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         914,288         805,963          9,250,691
                                                         -----------      ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 2,426,455      $1,583,620        $ 9,302,133
                                                         ===========      ==========        ===========



                                                                                          FIDELITY(R) VIP
                                                      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                        MONEY MARKET         VALUE           STRATEGIES
                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ----------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $1,834            $ 56,120        $   14,777
 Expenses:
  Less: Asset-based charges.........................          --                  --                --
                                                          ------            --------        ----------
Net Investment Income (Loss)........................       1,834              56,120            14,777
                                                          ------            --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          11             465,216         1,364,597
  Realized gain distribution from The Trusts........           1               3,446                --
                                                          ------            --------        ----------
 Net realized gain (loss)...........................          12             468,662         1,364,597
                                                          ------            --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         (10)            318,939           (33,975)
                                                          ------            --------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           2             787,601         1,330,622
                                                          ------            --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $1,836            $843,721        $1,345,399
                                                          ======            ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         FRANKLIN        FRANKLIN          FRANKLIN
                                                          RISING        SMALL CAP          STRATEGIC
                                                        DIVIDENDS         VALUE             INCOME
                                                      SECURITIES(1)   SECURITIES(1)   SECURITIES FUND(1)
                                                     --------------- --------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $     453        $    --           $  2,465
 Expenses:
  Less: Asset-based charges.........................       11,234            540              4,805
                                                        ---------        -------           --------
Net Investment Income (Loss)........................      (10,781)          (540)            (2,340)
                                                        ---------        -------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       58,781          4,543             12,372
  Realized gain distribution from The Trusts........           --             --                 --
                                                        ---------        -------           --------
 Net realized gain (loss)...........................       58,781          4,543             12,372
                                                        ---------        -------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      559,251         73,462             57,129
                                                        ---------        -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      618,032         78,005             69,501
                                                        ---------        -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 607,251        $77,465           $ 67,161
                                                        =========        =======           ========



                                                                          INVESCO V.I.   INVESCO V.I.
                                                      GOLDMAN SACHS VIT     FINANCIAL       GLOBAL
                                                           MID CAP          SERVICES      REAL ESTATE
                                                        VALUE FUND(1)        FUND(1)        FUND(1)
                                                     ------------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 14,221          $    --       $ 52,270
 Expenses:
  Less: Asset-based charges.........................          4,472               --          3,245
                                                           --------          -------       --------
Net Investment Income (Loss)........................          9,749               --         49,025
                                                           --------          -------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         36,319           38,964          5,020
  Realized gain distribution from The Trusts........             --               --             --
                                                           --------          -------       --------
 Net realized gain (loss)...........................         36,319           38,964          5,020
                                                           --------          -------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        334,739            2,817        123,907
                                                           --------          -------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        371,058           41,781        128,927
                                                           --------          -------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $380,807          $41,781       $177,952
                                                           ========          =======       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       INVESCO V.I.     INVESCO V.I.     INVESCO V.I.
                                                       INTERNATIONAL    MID CAP CORE       SMALL CAP
                                                      GROWTH FUND(1)   EQUITY FUND(1)   EQUITY FUND(1)
                                                     ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 18,156          $   958         $    --
 Expenses:
  Less: Asset-based charges.........................        4,807              657             249
                                                         --------          -------         -------
Net Investment Income (Loss)........................       13,349              301            (249)
                                                         --------          -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       36,782           34,990           4,889
  Realized gain distribution from The Trusts........           --               --              --
                                                         --------          -------         -------
 Net realized gain (loss)...........................       36,782           34,990           4,889
                                                         --------          -------         -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      299,868           64,251          27,142
                                                         --------          -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      336,650           99,241          32,031
                                                         --------          -------         -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $349,999          $99,542         $31,782
                                                         ========          =======         =======



                                                        IVY FUNDS VIP
                                                          DIVIDEND       IVY FUNDS VIP     IVY FUNDS VIP
                                                      OPPORTUNITIES(1)     ENERGY(1)     MID CAP GROWTH(1)
                                                     ------------------ --------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $    --         $     --          $     --
 Expenses:
  Less: Asset-based charges.........................            --              830             2,932
                                                           -------         --------          --------
Net Investment Income (Loss)........................            --             (830)           (2,932)
                                                           -------         --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           313            9,532            19,889
  Realized gain distribution from The Trusts........            --               --                --
                                                           -------         --------          --------
 Net realized gain (loss)...........................           313            9,532            19,889
                                                           -------         --------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        22,601          125,399           375,407
                                                           -------         --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        22,914          134,931           395,296
                                                           -------         --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $22,914         $134,101          $392,364
                                                           =======         ========          ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                      IVY FUNDS VIP   IVY FUNDS VIP    LAZARD RETIREMENT
                                                       SCIENCE AND      SMALL CAP       EMERGING MARKETS
                                                      TECHNOLOGY(1)     GROWTH(1)     EQUITY PORTFOLIO(1)
                                                     --------------- --------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $     --       $     --           $  240,076
 Expenses:
  Less: Asset-based charges.........................           --            552               20,792
                                                         --------       --------           ----------
Net Investment Income (Loss)........................           --           (552)             219,284
                                                         --------       --------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       61,370         37,767              217,468
  Realized gain distribution from The Trusts........           --             --                   --
                                                         --------       --------           ----------
 Net realized gain (loss)...........................       61,370         37,767              217,468
                                                         --------       --------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      236,965        135,376            1,021,925
                                                         --------       --------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      298,335        173,143            1,239,393
                                                         --------       --------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $298,335       $172,591           $1,458,677
                                                         ========       ========           ==========



                                                          MFS(R)
                                                      INTERNATIONAL        MFS(R)            MFS(R)
                                                          VALUE       INVESTORS GROWTH      INVESTORS
                                                       PORTFOLIO(1)    STOCK SERIES(1)   TRUST SERIES(1)
                                                     --------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $       --         $    --            $   --
 Expenses:
  Less: Asset-based charges.........................        8,869             350                84
                                                       ----------         -------            ------
Net Investment Income (Loss)........................       (8,869)           (350)              (84)
                                                       ----------         -------            ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      144,618           1,380             2,576
  Realized gain distribution from The Trusts........           --              --                --
                                                       ----------         -------            ------
 Net realized gain (loss)...........................      144,618           1,380             2,576
                                                       ----------         -------            ------
 Change in unrealized appreciation
  (depreciation) of investments.....................      988,961          27,523             5,805
                                                       ----------         -------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    1,133,579          28,903             8,381
                                                       ----------         -------            ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $1,124,710         $28,553            $8,297
                                                       ==========         =======            ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                             MFS(R)            MULTIMANAGER      MULTIMANAGER
                                                      UTILITIES SERIES(1)   AGGRESSIVE EQUITY*    CORE BOND*
                                                     --------------------- -------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................         $   --            $ 3,008,851        $3,169,237
 Expenses:
  Less: Asset-based charges.........................             --              1,891,057           397,799
                                                             ------            -----------        ----------
Net Investment Income (Loss)........................             --              1,117,794         2,771,438
                                                             ------            -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............             70               (593,215)        1,854,723
  Realized gain distribution from The Trusts........             --                     --         1,346,767
                                                             ------            -----------        ----------
 Net realized gain (loss)...........................             70               (593,215)        3,201,490
                                                             ------            -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................          5,869             56,399,362           657,981
                                                             ------            -----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          5,939             55,806,147         3,859,471
                                                             ------            -----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $5,939            $56,923,941        $6,630,909
                                                             ======            ===========        ==========



                                                           MULTIMANAGER            MULTIMANAGER          MULTIMANAGER
                                                      INTERNATIONAL EQUITY*   LARGE CAP CORE EQUITY*   LARGE CAP VALUE*
                                                     ----------------------- ------------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 1,513,381             $   30,925            $   309,357
 Expenses:
  Less: Asset-based charges.........................           199,906                 20,927                123,257
                                                           -----------             ----------            -----------
Net Investment Income (Loss)........................         1,313,475                  9,998                186,100
                                                           -----------             ----------            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (4,485,469)              (254,164)            (3,362,074)
  Realized gain distribution from The Trusts........                --                     --                     --
                                                           -----------             ----------            -----------
 Net realized gain (loss)...........................        (4,485,469)              (254,164)            (3,362,074)
                                                           -----------             ----------            -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         6,377,051              1,119,543              7,222,090
                                                           -----------             ----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,891,582                865,379              3,860,016
                                                           -----------             ----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $ 3,205,057             $  875,377            $ 4,046,116
                                                           ===========             ==========            ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                      MID CAP GROWTH*   MID CAP VALUE*   MULTI-SECTOR BOND*
                                                     ----------------- ---------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $       --       $    435,734       $  3,678,888
 Expenses:
  Less: Asset-based charges.........................        98,876            192,999            565,949
                                                        ----------       ------------       ------------
Net Investment Income (Loss)........................       (98,876)           242,735          3,112,939
                                                        ----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (984,723)        (1,648,251)       (12,298,521)
  Realized gain distribution from The Trusts........            --                 --                 --
                                                        ----------       ------------       ------------
 Net realized gain (loss)...........................      (984,723)        (1,648,251)       (12,298,521)
                                                        ----------       ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     7,670,774         13,552,057         17,422,320
                                                        ----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     6,686,051         11,903,806          5,123,799
                                                        ----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $6,587,175       $ 12,146,541       $  8,236,738
                                                        ==========       ============       ============



                                                         MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                      SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                     ------------------- ------------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $       --         $    75,933     $        --
 Expenses:
  Less: Asset-based charges.........................         13,532              99,272         313,583
                                                         ----------         -----------     -----------
Net Investment Income (Loss)........................        (13,532)            (23,339)       (313,583)
                                                         ----------         -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        163,806          (2,317,014)      3,968,080
  Realized gain distribution from The Trusts........             --                  --              --
                                                         ----------         -----------     -----------
 Net realized gain (loss)...........................        163,806          (2,317,014)      3,968,080
                                                         ----------         -----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,633,240           8,437,526       8,418,185
                                                         ----------         -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,797,046           6,120,512      12,386,265
                                                         ----------         -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,783,514         $ 6,097,173     $12,072,682
                                                         ==========         ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                    PIMCO VARIABLE
                                                                                                    INSURANCE TRUST
                                                         MUTUAL SHARES     NATURAL RESOURCES    COMMODITYREALRETURN(R)
                                                      SECURITIES FUND(1)       PORTFOLIO         STRATEGY PORTFOLIO(1)
                                                     -------------------- -------------------  ------------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 18,023            $   19,885              $ 82,460
 Expenses:
  Less: Asset-based charges.........................          2,515                    --                 1,997
                                                           --------            ----------              --------
Net Investment Income (Loss)........................         15,508                19,885                80,463
                                                           --------            ----------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         22,536             3,985,352                11,546
  Realized gain distribution from The Trusts........             --                    --                43,743
                                                           --------            ----------              --------
 Net realized gain (loss)...........................         22,536             3,985,352                55,289
                                                           --------            ----------              --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        441,622             3,435,980               153,372
                                                           --------            ----------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        464,158             7,421,332               208,661
                                                           --------            ----------              --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $479,666            $7,441,217              $289,124
                                                           ========            ==========              ========


                                                       PIMCO VARIABLE   PIMCO VARIABLE
                                                      INSURANCE TRUST   INSURANCE TRUST
                                                        REAL RETURN      TOTAL RETURN     T. ROWE PRICE
                                                        PORTFOLIO(1)     PORTFOLIO(1)    EQUITY INCOME(1)
                                                     ----------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  97,969        $ 1,040,398        $ 47,467
 Expenses:
  Less: Asset-based charges.........................         3,974             24,173           8,633
                                                         ---------        -----------        --------
Net Investment Income (Loss)........................        93,995          1,016,225          38,834
                                                         ---------        -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        10,776            (28,974)         54,820
  Realized gain distribution from The Trusts........         9,159            302,496              --
                                                         ---------        -----------        --------
 Net realized gain (loss)...........................        19,935            273,522          54,820
                                                         ---------        -----------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (224,195)        (1,520,537)        456,083
                                                         ---------        -----------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      (204,260)        (1,247,015)        510,903
                                                         ---------        -----------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $(110,265)       $  (230,790)       $549,737
                                                         =========        ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       T. ROWE PRICE
                                                      HEALTH SCIENCES   TARGET 2015   TARGET 2025
                                                        PORTFOLIO(1)    ALLOCATION*   ALLOCATION*
                                                     ----------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    --         $ 88,747     $  93,798
 Expenses:
  Less: Asset-based charges.........................           --               --            --
                                                          -------         --------     ---------
Net Investment Income (Loss)........................           --           88,747        93,798
                                                          -------         --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        1,365          266,855       329,831
  Realized gain distribution from The Trusts........           --           34,938        11,432
                                                          -------         --------     ---------
 Net realized gain (loss)...........................        1,365          301,793       341,263
                                                          -------         --------     ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       51,462          118,868       (20,922)
                                                          -------         --------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       52,827          420,661       320,341
                                                          -------         --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $52,827         $509,408     $ 414,139
                                                          =======         ========     =========



                                                                                      TEMPLETON
                                                      TARGET 2035   TARGET 2045   DEVELOPING MARKETS
                                                      ALLOCATION*   ALLOCATION*   SECURITIES FUND(1)
                                                     ------------- ------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 75,516      $ 13,321        $  1,535
 Expenses:
  Less: Asset-based charges.........................          --            --           4,311
                                                        --------      --------        --------
Net Investment Income (Loss)........................      75,516        13,321          (2,776)
                                                        --------      --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     184,517       (13,251)         27,965
  Realized gain distribution from The Trusts........      15,693         4,565              --
                                                        --------      --------        --------
 Net realized gain (loss)...........................     200,210        (8,686)         27,965
                                                        --------      --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      84,191        47,889         297,560
                                                        --------      --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     284,401        39,203         325,525
                                                        --------      --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $359,917      $ 52,524        $322,749
                                                        ========      ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                       TEMPLETON             TEMPLETON         VAN ECK VIP      VANGUARD VARIABLE
                                                      GLOBAL BOND             GROWTH           GLOBAL HARD       INSURANCE FUND -
                                                  SECURITIES FUND(1)    SECURITIES FUND(1)   ASSETS FUND(1)   EQUITY INDEX PORTFOLIO
                                                 --------------------  -------------------- ---------------- -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................     $   3,853              $    --            $     --           $   108,238
 Expenses:
  Less: Asset-based charges......................        20,559                  430               2,249                32,946
                                                      ---------              -------            --------           -----------
Net Investment Income (Loss).....................       (16,706)                (430)             (2,249)               75,292
                                                      ---------              -------            --------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............       178,867               14,110              15,138              (366,836)
  Realized gain distribution from The Trusts.....           697                   --                  --                60,241
                                                      ---------              -------            --------           -----------
 Net realized gain (loss)........................       179,564               14,110              15,138              (306,595)
                                                      ---------              -------            --------           -----------
 Change in unrealized appreciation
  (depreciation) of investments..................       351,880               36,015             419,035             1,028,835
                                                      ---------              -------            --------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................       531,444               50,125             434,173               722,240
                                                      ---------              -------            --------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................     $ 514,738              $49,695            $431,924           $   797,532
                                                      =========              =======            ========           ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                     ALL ASSET      AMERICAN CENTURY VP
                                                  ALLOCATION* (l)    MID CAP VALUE (l)
                                                 ----------------- ---------------------
                                                        2010                2010
                                                 ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   19,243          $    68,760
 Net realized gain (loss) on investments........        47,668              152,710
 Change in unrealized appreciation
  (depreciation) of investments.................        30,071              691,623
                                                    ----------          -----------
 Net Increase (decrease) in net assets from
  operations....................................        96,982              913,093
                                                    ----------          -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       175,375              115,500
  Transfers between funds including
   guaranteed interest account, net.............     1,402,519           10,252,420
  Transfers for contract benefits and
   terminations.................................          (320)             (56,869)
  Contract maintenance charges..................       (14,745)             (28,721)
                                                    ----------          -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,562,829           10,282,330
                                                    ----------          -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            11                   27
                                                    ----------          -----------
INCREASE (DECREASE) IN NET ASSETS...............     1,659,822           11,195,450
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                    ----------          -----------
NET ASSETS -- END OF PERIOD.....................    $1,659,822          $11,195,450
                                                    ==========          ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                    ----------          -----------
 Net Increase (Decrease)........................            --                   --
                                                    ----------          -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            17                   --
 Redeemed.......................................            (2)                  --
                                                    ----------          -----------
 Net Increase (Decrease)........................            15                   --
                                                    ----------          -----------
UNIT ACTIVITY CLASS II
 Issued.........................................            --                  130
 Redeemed.......................................            --                  (23)
                                                    ----------          -----------
 Net Increase (Decrease)........................            --                  107
                                                    ----------          -----------



                                                          AXA AGGRESSIVE                  AXA BALANCED
                                                            ALLOCATION*                   STRATEGY* (j)
                                                 --------------------------------- ---------------------------
                                                       2010             2009             2010          2009
                                                 ---------------- ---------------- ---------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   1,741,719     $    852,338      $   20,601      $   65
 Net realized gain (loss) on investments........    (10,195,862)      (4,455,870)         22,117          29
 Change in unrealized appreciation
  (depreciation) of investments.................     23,087,126       27,067,008          36,451         (85)
                                                  -------------     ------------      ----------      ------
 Net Increase (decrease) in net assets from
  operations....................................     14,632,983       23,463,476          79,169           9
                                                  -------------     ------------      ----------      ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     21,372,344       21,042,965         715,397       2,356
  Transfers between funds including
   guaranteed interest account, net.............     (5,822,090)       2,696,711         932,167       5,753
  Transfers for contract benefits and
   terminations.................................     (4,654,591)      (6,030,914)           (302)         --
  Contract maintenance charges..................     (8,547,175)      (8,615,685)        (76,679)       (524)
                                                  -------------     ------------      ----------      ------
Net increase (decrease) in net assets from
 contractowner transactions.....................      2,348,488        9,093,077       1,570,583       7,585
                                                  -------------     ------------      ----------      ------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --            1,086              --          --
                                                  -------------     ------------      ----------      ------
INCREASE (DECREASE) IN NET ASSETS...............     16,981,471       32,557,639       1,649,752       7,594
NET ASSETS -- BEGINNING OF PERIOD...............    111,748,199       79,190,560           7,594          --
                                                  -------------     ------------      ----------      ------
NET ASSETS -- END OF PERIOD.....................  $ 128,729,670     $111,748,199      $1,657,346      $7,594
                                                  =============     ============      ==========      ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             99              168              --          --
 Redeemed.......................................           (123)            (184)             --          --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................            (24)             (16)             --          --
                                                  -------------     ------------      ----------      ------
UNIT ACTIVITY CLASS B
 Issued.........................................             94              148              18          --
 Redeemed.......................................            (53)             (48)             (3)         --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................             41              100              15          --
                                                  -------------     ------------      ----------      ------
UNIT ACTIVITY CLASS II
 Issued.........................................             --               --              --          --
 Redeemed.......................................             --               --              --          --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................             --               --              --          --
                                                  -------------     ------------      ----------      ------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA CONSERVATIVE
                                                           ALLOCATION*
                                                 -------------------------------
                                                       2010            2009
                                                 --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    563,552    $    705,807
 Net realized gain (loss) on investments........     1,226,554         (18,469)
 Change in unrealized appreciation
  (depreciation) of investments.................       152,914       1,496,595
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,943,020       2,183,933
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     3,005,338       2,720,473
  Transfers between funds including
   guaranteed interest account, net.............    (6,413,389)     16,270,727
  Transfers for contract benefits and
   terminations.................................    (2,410,795)     (1,225,793)
  Contract maintenance charges..................    (2,066,043)     (1,833,636)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (7,884,889)     15,931,771
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    (5,941,869)     18,115,704
NET ASSETS -- BEGINNING OF PERIOD...............    35,166,483      17,050,779
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 29,224,614    $ 35,166,483
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           115             202
 Redeemed.......................................          (185)            (89)
                                                  ------------    ------------
 Net Increase (Decrease)........................           (70)            113
                                                  ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            45              80
 Redeemed.......................................           (34)            (56)
                                                  ------------    ------------
 Net Increase (Decrease)........................            11              24
                                                  ------------    ------------



                                                    AXA CONSERVATIVE         AXA CONSERVATIVE
                                                    GROWTH STRATEGY*          STRATEGY* (j)
                                                 ---------------------- --------------------------
                                                     2010        2009        2010          2009
                                                 ------------ --------- -------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   4,994    $   19     $  3,781        $  15
 Net realized gain (loss) on investments........      2,837         5        2,795            4
 Change in unrealized appreciation
  (depreciation) of investments.................      6,871       (24)      (3,162)         (23)
                                                  ---------    ------     --------       ------
 Net Increase (decrease) in net assets from
  operations....................................     14,702        --        3,414           (4)
                                                  ---------    ------     --------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    205,525       648      438,581        1,394
  Transfers between funds including
   guaranteed interest account, net.............    304,103     7,096      271,242          235
  Transfers for contract benefits and
   terminations.................................         --        --           --          --
  Contract maintenance charges..................    (26,348)     (104)     (18,594)        (490)
                                                  ---------    ------     --------       ------
Net increase (decrease) in net assets from
 contractowner transactions.....................    483,280     7,640      691,229        1,139
                                                  ---------    ------     --------       ------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................         --        --           --          --
                                                  ---------    ------     --------       ------
INCREASE (DECREASE) IN NET ASSETS...............    497,982     7,640      694,643        1,135
NET ASSETS -- BEGINNING OF PERIOD...............      7,640        --        1,135           --
                                                  ---------    ------     --------       ------
NET ASSETS -- END OF PERIOD.....................  $ 505,622    $7,640     $695,778       $1,135
                                                  =========    ======     ========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................         --        --           --           --
 Redeemed.......................................         --        --           --           --
                                                  ---------    ------     --------       ------
 Net Increase (Decrease)........................         --        --           --           --
                                                  ---------    ------     --------       ------
UNIT ACTIVITY CLASS B
 Issued.........................................          5        --            9           --
 Redeemed.......................................         --        --           (3)          --
                                                  ---------    ------     --------       ------
 Net Increase (Decrease)........................          5        --            6           --
                                                  ---------    ------     --------       ------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA CONSERVATIVE-PLUS               AXA GROWTH
                                                           ALLOCATION*                  STRATEGY* (j)
                                                 ------------------------------- ----------------------------
                                                       2010            2009            2010           2009
                                                 --------------- --------------- ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    644,767    $    762,210     $   22,832      $  1,133
 Net realized gain (loss) on investments........       318,981         738,234         32,027           708
 Change in unrealized appreciation
  (depreciation) of investments.................     2,644,433       1,959,375         86,172          (500)
                                                  ------------    ------------     ----------      --------
 Net Increase (decrease) in net assets from
  operations....................................     3,608,181       3,459,819        141,031         1,341
                                                  ------------    ------------     ----------      --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,355,375       3,766,111      1,044,655        75,938
  Transfers between funds including
   guaranteed interest account, net.............    (9,755,944)     20,952,773        969,299        83,895
  Transfers for contract benefits and
   terminations.................................    (2,055,975)     (1,207,671)        (2,089)           --
  Contract maintenance charges..................    (2,466,960)     (1,826,829)      (139,851)       (2,306)
                                                  ------------    ------------     ----------      --------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (9,923,504)     21,684,384      1,872,014       157,527
                                                  ------------    ------------     ----------      --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --             --            --
                                                  ------------    ------------     ----------      --------
INCREASE (DECREASE) IN NET ASSETS...............    (6,315,323)     25,144,203      2,013,045       158,868
NET ASSETS -- BEGINNING OF PERIOD...............    44,284,769      19,140,566        158,868            --
                                                  ------------    ------------     ----------      --------
NET ASSETS -- END OF PERIOD.....................  $ 37,969,446    $ 44,284,769     $2,171,913      $158,868
                                                  ============    ============     ==========      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           113             195             --            --
 Redeemed.......................................          (190)            (38)            --            --
                                                  ------------    ------------     ----------      --------
 Net Increase (Decrease)........................           (77)            157             --            --
                                                  ------------    ------------     ----------      --------
UNIT ACTIVITY CLASS B
 Issued.........................................            49              60             20             2
 Redeemed.......................................           (42)            (23)            (3)           --
                                                  ------------    ------------     ----------      --------
 Net Increase (Decrease)........................             7              37             17             2
                                                  ------------    ------------     ----------      --------



                                                             AXA MODERATE
                                                              ALLOCATION*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   20,362,895     $   11,204,506
 Net realized gain (loss) on investments........       19,116,524         54,320,287
 Change in unrealized appreciation
  (depreciation) of investments.................       65,996,783         99,520,054
                                                   --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      105,476,202        165,044,847
                                                   --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       95,847,957         93,929,124
  Transfers between funds including
   guaranteed interest account, net.............      (23,260,880)        (7,156,655)
  Transfers for contract benefits and
   terminations.................................      (66,758,989)       (63,212,064)
  Contract maintenance charges..................      (84,622,154)       (86,864,167)
                                                   --------------     --------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (78,794,066)       (63,303,762)
                                                   --------------     --------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................               --             60,000
                                                   --------------     --------------
INCREASE (DECREASE) IN NET ASSETS...............       26,682,136        101,801,085
NET ASSETS -- BEGINNING OF PERIOD...............    1,149,692,846      1,047,891,761
                                                   --------------     --------------
NET ASSETS -- END OF PERIOD.....................   $1,176,374,982     $1,149,692,846
                                                   ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               99                107
 Redeemed.......................................             (266)              (267)
                                                   --------------     --------------
 Net Increase (Decrease)........................             (167)              (160)
                                                   --------------     --------------
UNIT ACTIVITY CLASS B
 Issued.........................................              212                242
 Redeemed.......................................             (107)               (88)
                                                   --------------     --------------
 Net Increase (Decrease)........................              105                154
                                                   --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA MODERATE                   AXA MODERATE-PLUS
                                                       GROWTH STRATEGY* (j)                  ALLOCATION*
                                                 -------------------------------- ---------------------------------
                                                        2010            2009            2010             2009
                                                 ----------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   103,872       $   34,939    $   5,901,985    $   3,625,598
 Net realized gain (loss) on investments........         75,551           21,326       (3,453,681)       8,372,143
 Change in unrealized appreciation
  (depreciation) of investments.................        558,808           71,771       37,688,259       44,690,631
                                                    -----------       ----------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................        738,231          128,036       40,136,563       56,688,372
                                                    -----------       ----------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,025,047           25,858       68,033,655       56,546,567
  Transfers between funds including
   guaranteed interest account, net.............      3,037,333        3,686,210       (8,907,862)      15,143,270
  Transfers for contract benefits and
   terminations.................................         (9,709)              --      (14,360,487)      (8,142,603)
  Contract maintenance charges..................       (508,805)         (24,024)     (26,840,535)     (23,805,859)
                                                    -----------       ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      5,543,866        3,688,044       17,924,771       39,741,375
                                                    -----------       ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --           13,498               --
                                                    -----------       ----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............      6,282,097        3,816,080       58,074,832       96,429,747
NET ASSETS -- BEGINNING OF PERIOD...............      3,816,080               --      337,599,828      241,170,081
                                                    -----------       ----------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................    $10,098,177       $3,816,080    $ 395,674,660    $ 337,599,828
                                                    ===========       ==========    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --              191              337
 Redeemed.......................................             --               --             (211)            (266)
                                                    -----------       ----------    -------------    -------------
 Net Increase (Decrease)........................             --               --              (20)              71
                                                    -----------       ----------    -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             61               37              268              353
 Redeemed.......................................             (9)              --              (97)             (80)
                                                    -----------       ----------    -------------    -------------
 Net Increase (Decrease)........................             52               37              171              273
                                                    -----------       ----------    -------------    -------------



                                                     AXA TACTICAL       AXA TACTICAL
                                                  MANAGER 2000* (l)   MANAGER 400* (l)
                                                 ------------------- -----------------
                                                         2010               2010
                                                 ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $    (311)          $ (1,104)
 Net realized gain (loss) on investments........         23,491              17,897
 Change in unrealized appreciation
  (depreciation) of investments.................         35,013              82,315
                                                       --------            --------
 Net Increase (decrease) in net assets from
  operations....................................         58,193              99,108
                                                       --------            --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         53,671              56,088
  Transfers between funds including
   guaranteed interest account, net.............        488,641             654,825
  Transfers for contract benefits and
   terminations.................................           (357)               (368)
  Contract maintenance charges..................         (6,018)             (5,313)
                                                       --------            --------
Net increase (decrease) in net assets from
 contractowner transactions.....................        535,937             705,232
                                                       --------            --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              8                  11
                                                       --------            --------
INCREASE (DECREASE) IN NET ASSETS...............        594,138             804,351
NET ASSETS -- BEGINNING OF PERIOD...............             --                  --
                                                       --------            --------
NET ASSETS -- END OF PERIOD.....................       $594,138            $804,351
                                                       ========            ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           --                    --
 Redeemed.......................................           --                    --
                                                      --------             --------
 Net Increase (Decrease)........................           --                    --
                                                      --------             --------
UNIT ACTIVITY CLASS B
 Issued.........................................              7                   8
 Redeemed.......................................             (1)                 --
                                                      ---------            --------
 Net Increase (Decrease)........................              6                   8
                                                      ---------            --------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA TACTICAL     AXA TACTICAL MANAGER
                                                  MANAGER 500* (l)    INTERNATIONAL* (l)
                                                 ------------------ ----------------------
                                                        2010                 2010
                                                 ------------------ ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $     924              $ 2,117
 Net realized gain (loss) on investments........        11,886                3,681
 Change in unrealized appreciation
  (depreciation) of investments.................        53,698               18,350
                                                     ---------             --------
 Net Increase (decrease) in net assets from
  operations....................................        66,508               24,148
                                                     ---------             --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        71,908               47,330
  Transfers between funds including
   guaranteed interest account, net.............       494,624              459,917
  Transfers for contract benefits and
   terminations.................................        (2,696)                (443)
  Contract maintenance charges..................       (12,632)              (6,822)
                                                     ---------              --------
Net increase (decrease) in net assets from
 contractowner transactions.....................       551,204              499,982
                                                     ---------              --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             6                    7
                                                     ---------              -------
INCREASE (DECREASE) IN NET ASSETS...............       617,718              524,137
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                     ---------             --------
NET ASSETS -- END OF PERIOD.....................     $ 617,718             $524,137
                                                     =========             ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                     ---------             --------
 Net Increase (Decrease)........................            --                   --
                                                     ---------             --------
UNIT ACTIVITY CLASS B
 Issued.........................................             6                    6
 Redeemed.......................................            --                   (1)
                                                     ---------             --------
 Net Increase (Decrease)........................             6                    5
                                                     ---------             --------
UNIT ACTIVITY CLASS III
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                     ---------             --------
 Net Increase (Decrease)........................            --                   --
                                                     ---------             --------



                                                      BLACKROCK GLOBAL            EQ/ALLIANCEBERNSTEIN
                                                  ALLOCATION V.I. FUND (l)           INTERNATIONAL*
                                                 -------------------------- ---------------------------------
                                                            2010                  2010             2009
                                                 -------------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   15,477           $   7,839,042    $   8,347,576
 Net realized gain (loss) on investments........             11,248              (8,594,774)     (20,226,963)
 Change in unrealized appreciation
  (depreciation) of investments.................             24,490              18,679,628      107,545,847
                                                         ----------           -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................             51,215              17,923,896       95,666,460
                                                         ----------           -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........              5,471              34,315,344       33,637,358
  Transfers between funds including
   guaranteed interest account, net.............          1,337,449             (27,915,125)     (25,593,295)
  Transfers for contract benefits and
   terminations.................................                 --             (28,302,121)     (21,474,263)
  Contract maintenance charges..................             (2,191)            (26,444,290)     (28,563,416)
                                                         ----------           -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................          1,340,729             (48,346,192)     (41,993,616)
                                                         ----------           -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                 --                      --           61,590
                                                         ----------           -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............          1,391,944             (30,422,296)      53,734,434
NET ASSETS -- BEGINNING OF PERIOD...............                 --             442,467,097      388,732,663
                                                         ----------           -------------    -------------
NET ASSETS -- END OF PERIOD.....................         $1,391,944           $ 412,044,801    $ 442,467,097
                                                         ==========           =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................                 --                      95              123
 Redeemed.......................................                 --                    (407)            (436)
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 --                    (312)            (313)
                                                         ----------           -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................                 --                      29               41
 Redeemed.......................................                 --                     (71)             (86)
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 --                     (42)             (45)
                                                         ----------           -------------    -------------
UNIT ACTIVITY CLASS III
 Issued.........................................                 21                      --               --
 Redeemed.......................................                 (4)                     --               --
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 17                      --               --
                                                         ----------           -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN                  EQ/BLACKROCK
                                                         SMALL CAP GROWTH*                BASIC VALUE EQUITY*
                                                 --------------------------------- ---------------------------------
                                                       2010             2009             2010             2009
                                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (731,327)   $    (476,501)   $   1,621,421     $  3,079,513
 Net realized gain (loss) on investments........       (919,771)      (7,177,869)      (4,408,364)      (7,740,575)
 Change in unrealized appreciation
  (depreciation) of investments.................     52,128,365       51,245,160       22,410,257       40,808,969
                                                  -------------    -------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     50,477,267       43,590,790       19,623,314       36,147,907
                                                  -------------    -------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     14,468,282       12,808,843       16,901,902       13,164,939
  Transfers between funds including
   guaranteed interest account, net.............     (2,572,058)      (8,309,207)      11,004,170        4,712,537
  Transfers for contract benefits and
   terminations.................................    (12,929,624)      (6,874,529)     (11,300,152)      (6,610,557)
  Contract maintenance charges..................     (8,877,846)      (9,154,536)      (9,273,492)      (9,015,043)
                                                  -------------    -------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (9,911,246)     (11,529,429)       7,332,428        2,251,876
                                                  -------------    -------------    -------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --               --               --
                                                  -------------    -------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     40,566,021       32,061,361       26,955,742       38,399,783
NET ASSETS -- BEGINNING OF PERIOD...............    161,731,714      129,670,353      162,274,515      123,874,732
                                                  -------------    -------------    -------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 202,297,735    $ 161,731,714    $ 189,230,257     $162,274,515
                                                  =============    =============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             74               49               80               34
 Redeemed.......................................           (108)            (104)             (23)             (15)
                                                  -------------    -------------    -------------     ------------
 Net Increase (Decrease)........................            (34)             (55)              57               19
                                                  -------------    -------------    -------------     ------------
UNIT ACTIVITY CLASS B
 Issued.........................................             18               18              127               88
 Redeemed.......................................            (38)             (50)            (110)             (98)
                                                  -------------    -------------    -------------     ------------
 Net Increase (Decrease)........................            (20)             (32)              17              (10)
                                                  -------------    -------------    -------------     ------------



                                                            EQ/BLACKROCK
                                                        INTERNATIONAL VALUE*
                                                 ----------------------------------
                                                        2010              2009
                                                 ------------------ ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    508,424      $  2,045,429
 Net realized gain (loss) on investments........     (5,190,116)       (8,937,060)
 Change in unrealized appreciation
  (depreciation) of investments.................     11,318,334        37,918,280
                                                   ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,636,642        31,026,649
                                                   ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     15,064,908        10,832,871
  Transfers between funds including
   guaranteed interest account, net.............    (11,543,238)       (1,630,547)
  Transfers for contract benefits and
   terminations.................................    (11,543,261)       (5,751,885)
  Contract maintenance charges..................     (6,801,700)       (7,143,052)
                                                   ------------      ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (14,823,291)       (3,692,613)
                                                   ------------      ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                --
                                                   ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     (8,186,649)       27,334,036
NET ASSETS -- BEGINNING OF PERIOD...............    137,016,161       109,682,125
                                                   ------------      ------------
NET ASSETS -- END OF PERIOD.....................   $128,829,512      $137,016,161
                                                   ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             16                19
 Redeemed.......................................            (17)              (19)
                                                   ------------      ------------
 Net Increase (Decrease)........................             (1)               --
                                                   ------------      ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            115               130
 Redeemed.......................................           (214)             (165)
                                                   ------------      ------------
 Net Increase (Decrease)........................            (99)              (35)
                                                   ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/BOSTON ADVISORS
                                                          EQUITY INCOME*
                                                 ---------------------------------
                                                        2010             2009
                                                 ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $  226,970      $   213,807
 Net realized gain (loss) on investments........      (187,949)      (1,581,854)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,463,509        2,745,736
                                                    ----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................     1,502,530        1,377,689
                                                    ----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,291,359       1,507,132
  Transfers between funds including
   guaranteed interest account, net.............       (321,168)        106,684
  Transfers for contract benefits and
   terminations.................................       (452,936)       (371,332)
  Contract maintenance charges..................       (667,181)       (677,260)
                                                    -----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       (149,926)        565,224
                                                    -----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --             200
                                                    -----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............      1,352,604       1,943,113
NET ASSETS -- BEGINNING OF PERIOD...............     10,048,212       8,105,099
                                                    -----------      ----------
NET ASSETS -- END OF PERIOD.....................    $11,400,816     $10,048,212
                                                    ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             11              30
 Redeemed.......................................            (16)            (21)
                                                    -----------     -----------
 Net Increase (Decrease)........................             (5)              9
                                                    -----------     -----------
UNIT ACTIVITY CLASS B
 Issued.........................................             13              30
 Redeemed.......................................            (11)            (27)
                                                    -----------     -----------
 Net Increase (Decrease)........................              2               3
                                                    -----------     -----------



                                                          EQ/CALVERT                      EQ/CAPITAL
                                                     SOCIALLY RESPONSIBLE*             GUARDIAN GROWTH*
                                                 ----------------------------- ---------------------------------
                                                      2010           2009            2010             2009
                                                 -------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,739)      $   (377)       $   (3,709)       $  (5,804)
 Net realized gain (loss) on investments........     10,822        (92,536)           15,438         (856,815)
 Change in unrealized appreciation
  (depreciation) of investments.................     68,394        233,681           528,832        2,162,326
                                                   --------       --------        ----------        ---------
 Net Increase (decrease) in net assets from
  operations....................................     77,477        140,768           540,561        1,299,707
                                                   --------       --------        ----------        ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    103,440         92,989           511,399          505,424
  Transfers between funds including
   guaranteed interest account, net.............     16,647        (61,561)         (862,863)         387,685
  Transfers for contract benefits and
   terminations.................................    (22,623)       (15,803)         (217,146)        (255,834)
  Contract maintenance charges..................    (48,726)       (45,715)         (342,252)        (324,865)
                                                   --------       --------        ----------       ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     48,738        (30,090)         (910,862)         312,410
                                                   --------       --------        ----------       ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................         --             --                --               --
                                                   --------       --------        ----------       ----------
INCREASE (DECREASE) IN NET ASSETS...............    126,215        110,678          (370,301)       1,612,117
NET ASSETS -- BEGINNING OF PERIOD...............    600,904        490,226         5,548,395        3,936,278
                                                   --------       --------        ----------       ----------
NET ASSETS -- END OF PERIOD.....................   $727,119       $600,904        $5,178,094       $5,548,395
                                                   ========       ========        ==========       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................         --             --                 1                7
 Redeemed.......................................         --             --                (2)              (7)
                                                   --------       --------        ----------     ------------
 Net Increase (Decrease)........................         --             --                (1)              --
                                                   --------       --------        ----------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................          3              2                12               40
 Redeemed.......................................         (2)            (3)              (23)             (35)
                                                   --------       --------        ----------      -----------
 Net Increase (Decrease)........................          1             (1)              (11)               5
                                                   --------       --------        ----------      -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH*
                                                 ------------------------------------
                                                        2010               2009
                                                 ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     247,659      $   564,826
 Net realized gain (loss) on investments........      (2,792,609)      (3,881,442)
 Change in unrealized appreciation
  (depreciation) of investments.................      15,204,011       25,621,680
                                                   -------------      -----------
 Net Increase (decrease) in net assets from
  operations....................................      12,659,061       22,305,064
                                                   -------------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,501,205        7,432,801
  Transfers between funds including
   guaranteed interest account, net.............      (7,668,919)      (5,550,146)
  Transfers for contract benefits and
   terminations.................................      (5,460,999)      (5,333,145)
  Contract maintenance charges..................      (5,442,111)      (5,784,901)
                                                   -------------      -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (11,070,824)      (9,235,391)
                                                   -------------      -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               --
                                                   -------------      -----------
INCREASE (DECREASE) IN NET ASSETS...............       1,588,237       13,069,673
NET ASSETS -- BEGINNING OF PERIOD...............      91,740,323       78,670,650
                                                   -------------      -----------
NET ASSETS -- END OF PERIOD.....................   $  93,328,560      $91,740,323
                                                   =============      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              11                9
 Redeemed.......................................              (7)              (9)
                                                   -------------      -----------
 Net Increase (Decrease)........................               4               --
                                                   -------------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................              29               48
 Redeemed.......................................            (123)            (148)
                                                   -------------      -----------
 Net Increase (Decrease)........................             (94)            (100)
                                                   -------------      -----------



                                                               EQ/COMMON                           EQ/CORE
                                                             STOCK INDEX*                      BOND INDEX* (h)
                                                 ------------------------------------- -------------------------------
                                                        2010               2009              2010            2009
                                                 ------------------ ------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   12,695,385     $   17,060,150    $  1,131,431    $  1,172,316
 Net realized gain (loss) on investments........      (50,755,384)       (98,863,488)       (402,507)     (3,701,545)
 Change in unrealized appreciation
  (depreciation) of investments.................      232,364,042        384,983,906       2,150,177       3,670,597
                                                   --------------     --------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      194,304,043        303,180,568       2,879,101       1,141,368
                                                   --------------     --------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      107,138,377        112,916,334       5,203,734       5,713,891
  Transfers between funds including
   guaranteed interest account, net.............      (56,845,318)       (56,189,766)       (986,868)      2,984,423
  Transfers for contract benefits and
   terminations.................................      (79,081,415)       (70,036,921)     (2,140,202)     (3,100,308)
  Contract maintenance charges..................     (104,845,223)      (111,691,279)     (3,291,710)     (3,364,987)
                                                   --------------     --------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (133,633,579)      (125,001,632)     (1,215,046)      2,233,019
                                                   --------------     --------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................          159,996            205,511              --              --
                                                   --------------     --------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       60,830,460        178,384,447       1,664,055       3,374,387
NET ASSETS -- BEGINNING OF PERIOD...............    1,359,425,056      1,181,040,609      53,695,072      50,320,685
                                                   --------------     --------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $1,420,255,516     $1,359,425,056    $ 55,359,127    $ 53,695,072
                                                   ==============     ==============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               68                 95              68             176
 Redeemed.......................................             (283)              (346)            (64)            (76)
                                                   --------------     --------------    ------------    ------------
 Net Increase (Decrease)........................             (215)              (251)              4             100
                                                   --------------     --------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................               91                 61              28             123
 Redeemed.......................................             (148)              (172)            (42)           (206)
                                                   --------------     --------------    ------------    ------------
 Net Increase (Decrease)........................              (57)              (111)            (14)            (83)
                                                   --------------     --------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                            500 INDEX*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   6,341,164    $   7,926,726
 Net realized gain (loss) on investments........     (5,047,436)     (18,806,540)
 Change in unrealized appreciation
  (depreciation) of investments.................     69,628,822      120,927,228
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     70,922,550      110,047,414
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     51,965,754       41,359,898
  Transfers between funds including
   guaranteed interest account, net.............     (7,719,392)     (10,038,970)
  Transfers for contract benefits and
   terminations.................................    (45,059,316)     (30,052,774)
  Contract maintenance charges..................    (31,947,804)     (33,561,046)
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (32,760,758)     (32,292,892)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     38,161,792       77,754,522
NET ASSETS -- BEGINNING OF PERIOD...............    528,472,774      450,718,252
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 566,634,566    $ 528,472,774
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            134              128
 Redeemed.......................................           (239)            (274)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (105)            (146)
                                                  -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            209              263
 Redeemed.......................................           (224)            (227)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (15)              36
                                                  -------------    -------------



                                                              EQ/EQUITY                   EQ/GAMCO MERGERS &
                                                            GROWTH PLUS*                    ACQUISITIONS*
                                                 ----------------------------------- ----------------------------
                                                       2010              2009             2010           2009
                                                 ---------------- ------------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      (3,552)    $    630,534       $  (33,949)   $  (18,975)
 Net realized gain (loss) on investments........     (4,404,735)      (7,002,965)         466,433      (249,367)
 Change in unrealized appreciation
  (depreciation) of investments.................     20,982,358       35,494,908          300,601       994,574
                                                  -------------     ------------       ----------    ----------
 Net Increase (decrease) in net assets from
  operations....................................     16,574,071       29,122,477          733,085       726,232
                                                  -------------     ------------       ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     12,418,085       12,805,360          855,261       697,271
  Transfers between funds including
   guaranteed interest account, net.............    (18,502,548)     (14,441,822)       2,283,140     1,729,591
  Transfers for contract benefits and
   terminations.................................     (7,072,749)      (5,440,015)        (336,269)     (207,493)
  Contract maintenance charges..................     (6,744,738)      (7,480,507)        (337,090)     (255,366)
                                                  -------------     ------------       ----------    ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (19,901,950)     (14,556,984)       2,465,042     1,964,003
                                                  -------------     ------------       ----------    ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --               47           456
                                                  -------------     ------------       ----------    ----------
INCREASE (DECREASE) IN NET ASSETS...............     (3,327,879)      14,565,493        3,198,174     2,690,691
NET ASSETS -- BEGINNING OF PERIOD...............    128,465,862      113,900,369        6,599,905     3,909,214
                                                  -------------     ------------       ----------    ----------
NET ASSETS -- END OF PERIOD.....................  $ 125,137,983     $128,465,862       $9,798,079    $6,599,905
                                                  =============     ============       ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             11               21                2            --
 Redeemed.......................................            (34)             (26)              --            --
                                                  -------------     ------------       ----------    ----------
 Net Increase (Decrease)........................            (23)              (5)               2            --
                                                  -------------     ------------       ----------    ----------
UNIT ACTIVITY CLASS B
 Issued.........................................             41               65               51            37
 Redeemed.......................................           (157)            (182)             (29)          (18)
                                                  -------------     ------------       ----------    ----------
 Net Increase (Decrease)........................           (116)            (117)              22            19
                                                  -------------     ------------       ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/GAMCO SMALL                      EQ/GLOBAL
                                                          COMPANY VALUE*                     BOND PLUS*
                                                 --------------------------------- -------------------------------
                                                        2010             2009            2010            2009
                                                 ----------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    48,939      $     54,749    $    884,508    $    148,286
 Net realized gain (loss) on investments........     1,380,135        (2,423,570)       (381,781)     (2,731,547)
 Change in unrealized appreciation
  (depreciation) of investments.................    18,093,960        15,139,325       1,697,159       3,036,163
                                                   -----------      ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    19,523,034        12,770,504       2,199,886         452,902
                                                   -----------      ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,127,888         5,554,908       4,536,772       2,648,817
  Transfers between funds including
   guaranteed interest account, net.............    23,314,445        10,297,744       1,570,757       1,937,617
  Transfers for contract benefits and
   terminations.................................    (2,648,196)       (1,376,878)     (5,600,692)       (943,408)
  Contract maintenance charges..................    (3,265,785)       (2,247,869)     (1,605,506)     (1,505,129)
                                                   -----------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    24,528,352        12,227,905      (1,098,669)      2,137,897
                                                   -----------      ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --               500              --              --
                                                   -----------      ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    44,051,386        24,998,909       1,101,217       2,590,799
NET ASSETS -- BEGINNING OF PERIOD...............    51,042,373        26,043,464      32,132,593      29,541,794
                                                   -----------      ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $95,093,759      $ 51,042,373    $ 33,233,810    $ 32,132,593
                                                   ===========      ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            21                --             161              91
 Redeemed.......................................            (1)               --            (171)            (86)
                                                   -----------      ------------    ------------    ------------
 Net Increase (Decrease)........................            20                --             (10)              5
                                                   -----------      ------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................           286               205              25              32
 Redeemed.......................................          (103)              (78)            (23)            (19)
                                                   -----------      ------------    ------------    ------------
 Net Increase (Decrease)........................           183               127               2              13
                                                   -----------      ------------    ------------    ------------



                                                              EQ/GLOBAL
                                                        MULTI-SECTOR EQUITY*
                                                 -----------------------------------
                                                       2010              2009
                                                 ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   1,595,808     $  1,830,221
 Net realized gain (loss) on investments........    (24,503,958)     (20,144,690)
 Change in unrealized appreciation
  (depreciation) of investments.................     46,739,859       94,913,059
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     23,831,709       76,598,590
                                                  -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     23,114,402       16,841,810
  Transfers between funds including
   guaranteed interest account, net.............    (30,121,038)       6,315,923
  Transfers for contract benefits and
   terminations.................................    (17,822,336)      (8,546,085)
  Contract maintenance charges..................    (10,973,451)     (10,860,508)
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (35,802,423)       3,751,140
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                  -------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    (11,970,714)      80,349,730
NET ASSETS -- BEGINNING OF PERIOD...............    236,986,394      156,636,664
                                                  -------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 225,015,680     $236,986,394
                                                  =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             22               19
 Redeemed.......................................            (17)             (11)
                                                  -------------     ------------
 Net Increase (Decrease)........................              5                8
                                                  -------------     ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            151              233
 Redeemed.......................................           (331)            (235)
                                                  -------------     ------------
 Net Increase (Decrease)........................           (180)              (2)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/INTERMEDIATE
                                                       GOVERNMENT BOND INDEX*
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    996,933      $     915,881
 Net realized gain (loss) on investments........        298,989         (1,283,726)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,429,412         (3,175,026)
                                                   ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................      4,725,334         (3,542,871)
                                                   ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      8,187,638         10,968,335
  Transfers between funds including
   guaranteed interest account, net.............     (8,599,882)       (18,921,436)
  Transfers for contract benefits and
   terminations.................................     (5,573,588)        (9,914,880)
  Contract maintenance charges..................     (7,652,365)        (8,690,190)
                                                   ------------      -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (13,638,197)       (26,558,171)
                                                   ------------      -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --             25,000
                                                   ------------      -------------
INCREASE (DECREASE) IN NET ASSETS...............     (8,912,863)       (30,076,042)
NET ASSETS -- BEGINNING OF PERIOD...............    114,024,091        144,100,133
                                                   ------------      -------------
NET ASSETS -- END OF PERIOD.....................   $105,111,228      $ 114,024,091
                                                   ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            176                 93
 Redeemed.......................................           (232)              (198)
                                                   ------------      -------------
 Net Increase (Decrease)........................            (56)              (105)
                                                   ------------      -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             71                 14
 Redeemed.......................................            (72)               (38)
                                                   ------------      -------------
 Net Increase (Decrease)........................             (1)               (24)
                                                   ------------      -------------



                                                          EQ/INTERNATIONAL                  EQ/INTERNATIONAL
                                                             CORE PLUS*                          GROWTH*
                                                 ----------------------------------- -------------------------------
                                                        2010              2009             2010            2009
                                                 ----------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   450,706       $   621,966      $    130,481    $    152,552
 Net realized gain (loss) on investments........    (2,303,948)       (3,704,050)          131,621      (2,283,315)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,731,667         9,127,845         3,444,141       7,163,054
                                                   -----------       -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,878,425         6,045,761         3,706,243       5,032,291
                                                   -----------       -----------      ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,774,394         2,484,333         2,425,196       1,880,382
  Transfers between funds including
   guaranteed interest account, net.............     1,657,965         6,412,578         3,282,273       7,001,460
  Transfers for contract benefits and
   terminations.................................    (1,055,939)         (722,950)         (814,908)       (672,149)
  Contract maintenance charges..................    (1,349,762)       (1,018,788)       (1,228,493)       (849,470)
                                                   -----------       -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     2,026,658         7,155,173         3,664,068       7,360,223
                                                   -----------       -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               (45)            546
                                                   -----------       -----------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     4,905,083        13,200,934         7,370,266      12,393,060
NET ASSETS -- BEGINNING OF PERIOD...............    27,949,793        14,748,859        22,625,399      10,232,339
                                                   -----------       -----------      ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $32,854,876       $27,949,793      $ 29,995,665    $ 22,625,399
                                                   ===========       ===========      ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            15                14                --              --
 Redeemed.......................................            (6)               (3)               --              --
                                                   -----------       -----------      ------------    ------------
 Net Increase (Decrease)........................             9                11                --              --
                                                   -----------       -----------      ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            71                92               113             157
 Redeemed.......................................           (68)              (45)              (79)            (64)
                                                   -----------       -----------      ------------    ------------
 Net Increase (Decrease)........................             3                47                34              93
                                                   -----------       -----------      ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/JPMORGAN VALUE                     EQ/LARGE CAP
                                                           OPPORTUNITIES*                        CORE PLUS*
                                                 ----------------------------------- ----------------------------------
                                                        2010              2009              2010             2009
                                                 ----------------- ----------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   233,599       $   247,415       $     35,912       $ 290,944
 Net realized gain (loss) on investments........    (2,552,989)       (3,292,951)          (391,805)       (852,752)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,371,707         9,701,057          1,235,127       2,407,274
                                                   -----------       -----------       ------------       ---------
 Net Increase (decrease) in net assets from
  operations....................................     3,052,317         6,655,521            879,234       1,845,466
                                                   -----------       -----------       ------------       ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,954,128         2,364,225            833,917         733,322
  Transfers between funds including
   guaranteed interest account, net.............    (2,215,929)          696,721         (1,488,319)       (278,998)
  Transfers for contract benefits and
   terminations.................................    (1,817,628)       (1,639,727)          (541,881)       (408,585)
  Contract maintenance charges..................    (1,620,437)       (1,681,725)          (510,389)       (491,792)
                                                   -----------       -----------       ------------       ---------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (2,699,866)         (260,506)        (1,706,672)       (446,053)
                                                   -----------       -----------       ------------       ---------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                 --              --
                                                   -----------       -----------       ------------       ---------
INCREASE (DECREASE) IN NET ASSETS...............       352,451         6,395,015           (827,438)      1,399,413
NET ASSETS -- BEGINNING OF PERIOD...............    27,889,179        21,494,164          8,700,396       7,300,983
                                                   -----------       -----------       ------------       ---------
NET ASSETS -- END OF PERIOD.....................   $28,241,630       $27,889,179       $  7,872,958       $8,700,396
                                                   ===========       ===========       ============       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             7                 3                  2               2
 Redeemed.......................................            (2)               (1)                (1)             (1)
                                                   -----------       -----------       ------------       ---------
 Net Increase (Decrease)........................             5                 2                  1               1
                                                   -----------       -----------       ------------       ---------
UNIT ACTIVITY CLASS B
 Issued.........................................            31                39                 17              17
 Redeemed.......................................           (55)              (46)               (39)            (24)
                                                   -----------       -----------       ------------       ---------
 Net Increase (Decrease)........................           (24)               (7)               (22)             (7)
                                                   -----------       -----------       ------------       ---------



                                                             EQ/LARGE CAP
                                                             GROWTH INDEX*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    508,240       $  1,437,726
 Net realized gain (loss) on investments........         704,947         (1,858,043)
 Change in unrealized appreciation
  (depreciation) of investments.................      12,995,069         29,457,768
                                                    ------------       ------------
 Net Increase (decrease) in net assets from
  operations....................................      14,208,256         29,037,451
                                                    ------------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       9,312,509          8,889,225
  Transfers between funds including
   guaranteed interest account, net.............      (3,045,666)         1,363,391
  Transfers for contract benefits and
   terminations.................................      (8,547,386)        (4,790,789)
  Contract maintenance charges..................      (6,395,489)        (6,659,547)
                                                    ------------       ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (8,676,032)        (1,197,720)
                                                    ------------       ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --         (2,798,660)
                                                    ------------       ------------
INCREASE (DECREASE) IN NET ASSETS...............       5,532,224         25,041,071
NET ASSETS -- BEGINNING OF PERIOD...............     100,624,065         75,582,994
                                                    ------------       ------------
NET ASSETS -- END OF PERIOD.....................    $106,156,289       $100,624,065
                                                    ============       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              13                 12
 Redeemed.......................................              (9)                (8)
                                                    ------------       ------------
 Net Increase (Decrease)........................               4                  4
                                                    ------------       ------------
UNIT ACTIVITY CLASS B
 Issued.........................................              94                150
 Redeemed.......................................            (218)              (187)
                                                    ------------       ------------
 Net Increase (Decrease)........................            (124)               (37)
                                                    ------------       ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP
                                                             GROWTH PLUS*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (152,695)       $    897,901
 Net realized gain (loss) on investments........      2,145,168          (2,361,980)
 Change in unrealized appreciation
  (depreciation) of investments.................     14,388,588          35,472,698
                                                   ------------        ------------
 Net Increase (decrease) in net assets from
  operations....................................     16,381,061          34,008,619
                                                   ------------        ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     13,119,697          13,103,593
  Transfers between funds including
   guaranteed interest account, net.............     (9,544,391)         (5,162,970)
  Transfers for contract benefits and
   terminations.................................     (9,735,324)         (7,887,753)
  Contract maintenance charges..................     (8,866,069)         (9,380,358)
                                                   ------------        ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (15,026,087)         (9,327,488)
                                                   ------------        ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                  --
                                                   ------------        ------------
INCREASE (DECREASE) IN NET ASSETS...............      1,354,974          24,681,131
NET ASSETS -- BEGINNING OF PERIOD...............    131,102,560         106,421,429
                                                   ------------        ------------
NET ASSETS -- END OF PERIOD.....................   $132,457,534        $131,102,560
                                                   ============        ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              6                   8
 Redeemed.......................................             (8)                 (7)
                                                   ------------        ------------
 Net Increase (Decrease)........................             (2)                  1
                                                   ------------        ------------
UNIT ACTIVITY CLASS B
 Issued.........................................             37                  57
 Redeemed.......................................           (134)               (137)
                                                   ------------        ------------
 Net Increase (Decrease)........................            (97)                (80)
                                                   ------------        ------------



                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                            VALUE INDEX*                       VALUE PLUS*
                                                 ---------------------------------- ---------------------------------
                                                       2010              2009             2010             2009
                                                 ---------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   58,801      $    223,559     $   3,125,323    $   6,822,920
 Net realized gain (loss) on investments........      (148,155)       (1,044,044)      (37,791,000)     (55,165,137)
 Change in unrealized appreciation
  (depreciation) of investments.................       658,775         1,256,019        78,859,523      115,796,321
                                                    ----------      ------------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       569,421           435,534        44,193,846       67,454,104
                                                    ----------      ------------     -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       454,296           514,737        39,862,885       41,263,353
  Transfers between funds including
   guaranteed interest account, net.............     1,025,055           881,203       (39,606,275)     (34,987,757)
  Transfers for contract benefits and
   terminations.................................      (114,934)         (201,455)      (27,741,308)     (21,870,321)
  Contract maintenance charges..................      (215,631)         (159,488)      (28,929,389)     (31,924,043)
                                                    ----------      ------------     -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,148,786         1,034,997       (56,414,087)     (47,518,768)
                                                    ----------      ------------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --           (11,134)              --
                                                    ----------      ------------     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     1,718,207         1,470,531       (12,231,375)      19,935,336
NET ASSETS -- BEGINNING OF PERIOD...............     3,117,523         1,646,992       403,174,320      383,238,984
                                                    ----------      ------------     -------------    -------------
NET ASSETS -- END OF PERIOD.....................    $4,835,730      $  3,117,523     $ 390,942,945    $ 403,174,320
                                                    ==========      ============     =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            29                27                64               97
 Redeemed.......................................           (12)              (20)             (468)            (515)
                                                    ----------      ------------     -------------    -------------
 Net Increase (Decrease)........................            17                 7              (404)            (418)
                                                    ----------      ------------     -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            11                24                21               36
 Redeemed.......................................            (6)               (7)             (116)            (133)
                                                    ----------      ------------     -------------    -------------
 Net Increase (Decrease)........................             5                17               (95)             (97)
                                                    ----------      ------------     -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/LORD ABBETT                    EQ/LORD ABBETT
                                                        GROWTH AND INCOME*                 LARGE CAP CORE*
                                                 --------------------------------- --------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    9,213        $    9,153       $    54,381      $   33,603
 Net realized gain (loss) on investments........        34,095          (169,729)          284,137        (545,720)
 Change in unrealized appreciation
  (depreciation) of investments.................       379,471           504,166         1,423,291       2,028,409
                                                    ----------        ----------       -----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................       422,779           343,590         1,761,809       1,516,292
                                                    ----------        ----------       -----------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       455,074           325,606         1,206,626         938,274
  Transfers between funds including
   guaranteed interest account, net.............       887,679           314,559         7,570,280       2,629,955
  Transfers for contract benefits and
   terminations.................................      (118,702)          (21,468)         (523,086)       (319,051)
  Contract maintenance charges..................      (187,391)         (119,673)         (534,419)       (367,275)
                                                    ----------        ----------       -----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,036,660           499,024         7,719,401       2,881,903
                                                    ----------        ----------       -----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................        (1,925)               --                --              50
                                                    ----------        ----------       -----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,457,514           842,614         9,481,210       4,398,245
NET ASSETS -- BEGINNING OF PERIOD...............     1,838,084           995,470         8,398,882       4,000,637
                                                    ----------        ----------       -----------      ----------
NET ASSETS -- END OF PERIOD.....................    $3,295,598        $1,838,084       $17,880,092      $8,398,882
                                                    ==========        ==========       ===========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            19                10               104              40
 Redeemed.......................................           (11)               (4)              (27)            (19)
                                                    ----------        ----------       -----------      ----------
 Net Increase (Decrease)........................             8                 6                77              21
                                                    ----------        ----------       -----------      ----------
UNIT ACTIVITY CLASS B
 Issued.........................................             8                 3                15              19
 Redeemed.......................................            (3)               (1)              (11)             (4)
                                                    ----------        ----------       -----------      ----------
 Net Increase (Decrease)........................             5                 2                 4              15
                                                    ----------        ----------       -----------      ----------



                                                          EQ/MID CAP INDEX*
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    394,341      $      548,985
 Net realized gain (loss) on investments........      (7,505,044)        (10,675,075)
 Change in unrealized appreciation
  (depreciation) of investments.................      27,596,922          33,432,392
                                                    ------------      --------------
 Net Increase (decrease) in net assets from
  operations....................................      20,486,219          23,306,302
                                                    ------------      --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       9,406,573           9,372,493
  Transfers between funds including
   guaranteed interest account, net.............      (3,844,451)         (3,249,124)
  Transfers for contract benefits and
   terminations.................................      (5,846,634)         (3,935,810)
  Contract maintenance charges..................      (5,296,084)         (5,450,391)
                                                    ------------      --------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (5,580,596)         (3,262,832)
                                                    ------------      --------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --                  --
                                                    ------------      --------------
INCREASE (DECREASE) IN NET ASSETS...............      14,905,623          20,043,470
NET ASSETS -- BEGINNING OF PERIOD...............      85,350,375          65,306,905
                                                    ------------      --------------
NET ASSETS -- END OF PERIOD.....................    $100,255,998      $   85,350,375
                                                    ============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              15                  15
 Redeemed.......................................             (17)                (10)
                                                    ------------      --------------
 Net Increase (Decrease)........................              (2)                  5
                                                    ------------      --------------
UNIT ACTIVITY CLASS B
 Issued.........................................              89                  97
 Redeemed.......................................            (133)               (140)
                                                    ------------      --------------
 Net Increase (Decrease)........................             (44)                (43)
                                                    ------------     --------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/MID CAP
                                                        VALUE PLUS* (a)(b)(c)
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  1,789,270      $   1,937,547
 Net realized gain (loss) on investments........      1,142,187        (89,988,717)
 Change in unrealized appreciation
  (depreciation) of investments.................     41,689,274        114,400,663
                                                   ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................     44,620,731         26,349,493
                                                   ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     22,140,180         16,560,750
  Transfers between funds including
   guaranteed interest account, net.............    (29,670,570)        72,983,753
  Transfers for contract benefits and
   terminations.................................    (16,040,206)        (8,678,348)
  Contract maintenance charges..................    (13,452,959)       (11,339,484)
                                                   ------------      -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (37,023,555)        69,526,671
                                                   ------------      -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                 --
                                                   ------------      -------------
INCREASE (DECREASE) IN NET ASSETS...............      7,597,176         95,876,164
NET ASSETS -- BEGINNING OF PERIOD...............    225,828,083        129,951,919
                                                   ------------      -------------
NET ASSETS -- END OF PERIOD.....................   $233,425,259      $ 225,828,083
                                                   ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             54              1,519
 Redeemed.......................................           (278)              (223)
                                                   ------------      -------------
 Net Increase (Decrease)........................           (224)             1,296
                                                   ------------      -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             11                 34
 Redeemed.......................................             (9)            (1,015)
                                                   ------------      -------------
 Net Increase (Decrease)........................              2               (981)
                                                   ------------      -------------



                                                                                              EQ/MONTAG &
                                                          EQ/MONEY MARKET*                 CALDWELL GROWTH*
                                                 ---------------------------------- -------------------------------
                                                       2010              2009             2010            2009
                                                 ---------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (860,747)   $      (549,474)   $   105,446    $     24,190
 Net realized gain (loss) on investments........         77,653            (47,394)       (10,332)     (1,106,922)
 Change in unrealized appreciation
  (depreciation) of investments.................        (48,563)           197,930      2,146,694       4,896,521
                                                  -------------    ---------------    -----------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       (831,657)          (398,938)     2,241,808       3,813,789
                                                  -------------    ---------------    -----------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    110,441,359        141,231,864      1,759,219       1,592,194
  Transfers between funds including
   guaranteed interest account, net.............    (96,230,144)      (119,375,666)     6,890,137       4,285,007
  Transfers for contract benefits and
   terminations.................................    (73,449,796)       (75,669,700)      (839,829)       (746,729)
  Contract maintenance charges..................    (27,872,133)       (31,470,596)      (833,765)       (728,518)
                                                  -------------    ---------------    -----------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (87,110,714)       (85,284,098)     6,975,762       4,401,954
                                                  -------------    ---------------    -----------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................        118,268            (58,267)            --              --
                                                  -------------    ---------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    (87,824,103)       (85,741,303)     9,217,570       8,215,743
NET ASSETS -- BEGINNING OF PERIOD...............    386,219,805        471,961,108     18,307,487      10,091,744
                                                  -------------    ---------------    -----------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 298,395,702    $   386,219,805    $27,525,057    $ 18,307,487
                                                  =============    ===============    ===========    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            971                817            114              55
 Redeemed.......................................         (1,335)            (1,217)           (45)            (32)
                                                  -------------    ---------------    -----------    ------------
 Net Increase (Decrease)........................           (364)              (400)            69              23
                                                  -------------    ---------------    -----------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            565                829             33              44
 Redeemed.......................................           (688)              (708)           (21)            (18)
                                                  -------------    ---------------    -----------    ------------
 Net Increase (Decrease)........................           (123)               121             12              26
                                                  -------------    ---------------    -----------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/MORGAN STANLEY                EQ/PIMCO ULTRA
                                                         MID CAP GROWTH*               SHORT BOND* (d)(e)
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (34,719)   $    (90,615)   $     (9,360)   $    433,483
 Net realized gain (loss) on investments........       586,728      (3,269,924)       (411,613)     (2,285,906)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,175,580      12,340,576         786,732       3,516,250
                                                  ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    11,727,589       8,980,037         365,759       1,663,827
                                                  ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,023,311       2,795,232       6,168,867       5,909,795
  Transfers between funds including
   guaranteed interest account, net.............     8,302,432      10,661,571      (3,306,739)     20,770,286
  Transfers for contract benefits and
   terminations.................................    (1,390,131)     (1,189,123)     (3,628,165)     (1,360,263)
  Contract maintenance charges..................    (1,999,285)     (1,268,417)     (3,542,127)     (2,520,464)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     8,936,327      10,999,263      (4,308,164)     22,799,354
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --              --              --
                                                  ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    20,663,916      19,979,300      (3,942,405)     24,463,181
NET ASSETS -- BEGINNING OF PERIOD...............    33,617,114      13,637,814      54,976,538      30,513,357
                                                  ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 54,281,030    $ 33,617,114    $ 51,034,133    $ 54,976,538
                                                  ============    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           122             158             218             424
 Redeemed.......................................           (75)            (64)           (263)           (105)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            47              94             (45)            319
                                                  ------------    ------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            48              48              68             131
 Redeemed.......................................           (21)            (17)            (61)           (253)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            27              31               7            (122)
                                                  ------------    ------------    ------------    ------------



                                                            EQ/QUALITY
                                                          BOND PLUS* (g)
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    9,703,295   $   2,968,215
 Net realized gain (loss) on investments........        (523,189)     (5,943,811)
 Change in unrealized appreciation
  (depreciation) of investments.................      (2,446,430)      9,338,135
                                                  --------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................       6,733,676       6,362,539
                                                  --------------   -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      19,204,682      19,872,919
  Transfers between funds including
   guaranteed interest account, net.............     (33,385,171)    (18,980,116)
  Transfers for contract benefits and
   terminations.................................      (5,751,457)     (6,299,580)
  Contract maintenance charges..................      (6,920,597)     (7,462,819)
                                                  --------------   -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (26,852,543)    (12,869,596)
                                                  --------------   -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --         135,950
                                                  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS...............     (20,118,867)     (6,371,107)
NET ASSETS -- BEGINNING OF PERIOD...............     112,988,504     119,359,611
                                                  --------------   -------------
NET ASSETS -- END OF PERIOD.....................  $   92,869,637   $ 112,988,504
                                                  ==============   =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             133             277
 Redeemed.......................................            (230)           (346)
                                                  --------------   -------------
 Net Increase (Decrease)........................             (97)            (69)
                                                  --------------   -------------
UNIT ACTIVITY CLASS B
 Issued.........................................              19              40
 Redeemed.......................................             (41)            (36)
                                                  --------------   -------------
 Net Increase (Decrease)........................             (22)              4
                                                  --------------   -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/SMALL
                                                          COMPANY INDEX*
                                                 ---------------------------------
                                                       2010             2009
                                                 --------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    431,462     $   472,574
 Net realized gain (loss) on investments........    (3,570,215)     (7,594,188)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,749,232      16,338,346
                                                  ------------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    11,610,479       9,216,732
                                                  ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,466,429       4,410,158
  Transfers between funds including
   guaranteed interest account, net.............       442,976        (153,078)
  Transfers for contract benefits and
   terminations.................................    (3,330,164)     (1,888,845)
  Contract maintenance charges..................    (2,403,608)     (2,375,992)
                                                  ------------     -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       175,633          (7,757)
                                                  ------------     -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    11,786,112       9,208,975
NET ASSETS -- BEGINNING OF PERIOD...............    46,066,724      36,857,749
                                                  ------------     -----------
NET ASSETS -- END OF PERIOD.....................  $ 57,852,836     $46,066,724
                                                  ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            56              47
 Redeemed.......................................           (52)            (55)
                                                  ------------     -----------
 Net Increase (Decrease)........................             4              (8)
                                                  ------------     -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            18              22
 Redeemed.......................................           (11)            (16)
                                                  ------------     -----------
 Net Increase (Decrease)........................             7               6
                                                  ------------     -----------



                                                          EQ/T. ROWE PRICE                 EQ/UBS GROWTH &
                                                            GROWTH STOCK*                      INCOME*
                                                 ----------------------------------- ----------------------------
                                                        2010              2009            2010           2009
                                                 ----------------- ----------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (142,827)      $  (108,599)      $   19,264    $   19,757
 Net realized gain (loss) on investments........       125,152        (2,101,354)         (98,512)     (440,108)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,107,375        11,030,316          667,241     1,571,718
                                                   -----------       -----------       ----------    ----------
 Net Increase (decrease) in net assets from
  operations....................................     5,089,700         8,820,363          587,993     1,151,367
                                                   -----------       -----------       ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,450,671         2,822,532          593,209       665,564
  Transfers between funds including
   guaranteed interest account, net.............       927,498         5,542,821          (36,961)      (48,599)
  Transfers for contract benefits and
   terminations.................................    (3,348,970)       (1,253,265)        (208,668)      (74,047)
  Contract maintenance charges..................    (1,894,028)       (1,666,335)        (276,522)     (245,878)
                                                   -----------       -----------       ----------    ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       135,171         5,445,753           71,058       297,040
                                                   -----------       -----------       ----------    ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               --            --
                                                   -----------       -----------       ----------    ----------
INCREASE (DECREASE) IN NET ASSETS...............     5,224,871        14,266,116          659,051     1,448,407
NET ASSETS -- BEGINNING OF PERIOD...............    33,278,631        19,012,515        4,761,411     3,313,004
                                                   -----------       -----------       ----------    ----------
NET ASSETS -- END OF PERIOD.....................   $38,503,502       $33,278,631       $5,420,462    $4,761,411
                                                   ===========       ===========       ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            17                 5               --            --
 Redeemed.......................................           (11)               (5)              --            --
                                                   -----------       -----------       ----------    ----------
 Net Increase (Decrease)........................             6                --               --            --
                                                   -----------       -----------       ----------    ----------
UNIT ACTIVITY CLASS B
 Issued.........................................           116               154               19            16
 Redeemed.......................................          (118)              (81)             (19)          (12)
                                                   -----------       -----------       ----------    ----------
 Net Increase (Decrease)........................            (2)               73               --             4
                                                   -----------       -----------       ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/VAN KAMPEN
                                                             COMSTOCK*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   44,883       $   28,560
 Net realized gain (loss) on investments........       (57,109)        (211,665)
 Change in unrealized appreciation
  (depreciation) of investments.................       528,372          738,712
                                                    ----------       ----------
 Net Increase (decrease) in net assets from
  operations....................................       516,146          555,607
                                                    ----------       ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       388,148          365,444
  Transfers between funds including
   guaranteed interest account, net.............     1,027,285          187,317
  Transfers for contract benefits and
   terminations.................................       (85,160)         (26,844)
  Contract maintenance charges..................      (182,586)        (140,393)
                                                    ----------       ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,147,687          385,524
                                                    ----------       ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              200
                                                    ----------       ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,663,833          941,331
NET ASSETS -- BEGINNING OF PERIOD...............     2,536,095        1,594,764
                                                    ----------       ----------
NET ASSETS -- END OF PERIOD.....................    $4,199,928       $2,536,095
                                                    ==========       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             7                7
 Redeemed.......................................            (5)              (7)
                                                    ----------       ----------
 Net Increase (Decrease)........................             2               --
                                                    ----------       ----------
UNIT ACTIVITY CLASS B
 Issued.........................................            12                7
 Redeemed.......................................            (2)              (2)
                                                    ----------       ----------
 Net Increase (Decrease)........................            10                5
                                                    ----------       ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            --               --
 Redeemed.......................................            --               --
                                                    ----------       ----------
 Net Increase (Decrease)........................            --               --
                                                    ----------       ----------



                                                                                            FIDELITY(R) VIP
                                                           EQ/WELLS FARGO                ASSET MANAGER: GROWTH
                                                       ADVANTAGE OMEGA GROWTH*                 PORTFOLIO
                                                 ----------------------------------- -----------------------------
                                                        2010              2009             2010           2009
                                                 ----------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (116,749)       $  (28,854)     $      27,498   $   72,257
 Net realized gain (loss) on investments........     3,209,597          (933,046)           254,385     (943,320)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,770,076         6,711,825            435,109    2,359,904
                                                   -----------        ----------      -------------   ----------
 Net Increase (decrease) in net assets from
  operations....................................     6,862,924         5,749,925            716,992    1,488,841
                                                   -----------        ----------      -------------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,683,512         1,300,054            855,621      145,015
  Transfers between funds including
   guaranteed interest account, net.............    21,093,865        10,529,163         (3,140,760)     228,022
  Transfers for contract benefits and
   terminations.................................    (2,867,012)         (497,725)          (748,092)     (50,494)
  Contract maintenance charges..................    (1,250,346)         (739,138)          (120,085)    (137,378)
                                                   -----------        ----------      -------------   ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    21,660,019        10,592,354         (3,153,316)     185,165
                                                   -----------        ----------      -------------   ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                 --           --
                                                   -----------        ----------      -------------   ----------
INCREASE (DECREASE) IN NET ASSETS...............    28,522,943        16,342,279         (2,436,324)   1,674,006
NET ASSETS -- BEGINNING OF PERIOD...............    26,217,132         9,874,853          6,144,280    4,470,274
                                                   -----------        ----------      -------------   ----------
NET ASSETS -- END OF PERIOD.....................   $54,740,075        $26,217,132     $   3,707,956   $6,144,280
                                                   ===========        ===========     =============   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            18                11                 --           --
 Redeemed.......................................            (4)               (2)                --           --
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................            14                 9                 --           --
                                                   -----------        ----------      -------------   ----------
UNIT ACTIVITY CLASS B
 Issued.........................................           258               151                 --           --
 Redeemed.......................................           (87)              (45)                --           --
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................           171               106                 --           --
                                                   -----------        ----------      -------------   ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            --                --                 13           21
 Redeemed.......................................            --                --                (34)         (19)
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................            --                --                (21)           2
                                                   -----------        ----------      -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          FIDELITY(R) VIP
                                                      CONTRAFUND(R) PORTFOLIO
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    375,679     $    395,485
 Net realized gain (loss) on investments........     (2,745,095)     (10,041,698)
 Change in unrealized appreciation
  (depreciation) of investments.................      9,096,325       19,541,988
                                                   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,726,909        9,895,775
                                                   ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     11,886,916          677,014
  Transfers between funds including
   guaranteed interest account, net.............        (28,297)       4,762,326
  Transfers for contract benefits and
   terminations.................................    (10,468,125)      (1,813,764)
  Contract maintenance charges..................       (874,911)        (864,601)
                                                   ------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................        515,583        2,760,975
                                                   ------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............      7,242,492       12,656,750
NET ASSETS -- BEGINNING OF PERIOD...............     38,823,031       26,166,281
                                                   ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $ 46,065,523     $ 38,823,031
                                                   ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            128               99
 Redeemed.......................................            (83)             (79)
                                                   ------------     ------------
 Net Increase (Decrease)........................             45               20
                                                   ------------     ------------



                                                          FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                      EQUITY-INCOME PORTFOLIO         GROWTH & INCOME PORTFOLIO
                                                 --------------------------------- -------------------------------
                                                       2010             2009              2010            2009
                                                 --------------- ----------------- ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      72,693    $     96,077      $     19,297     $   33,711
 Net realized gain (loss) on investments........       (893,320)     (1,807,648)          200,758       (864,730)
 Change in unrealized appreciation
  (depreciation) of investments.................      1,541,601       3,001,176           326,909      1,828,744
                                                  -------------    ------------      ------------     ----------
 Net Increase (decrease) in net assets from
  operations....................................        720,974       1,289,605           546,964        997,725
                                                  -------------    ------------      ------------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,163,444         134,810         1,251,640        168,506
  Transfers between funds including
   guaranteed interest account, net.............     (1,315,406)       (332,514)         (971,461)       785,228
  Transfers for contract benefits and
   terminations.................................     (1,095,885)        (84,820)       (1,124,267)       (29,381)
  Contract maintenance charges..................       (128,132)       (152,072)         (106,419)      (107,542)
                                                  -------------    ------------      ------------     ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (1,375,979)       (434,596)         (950,507)       816,811
                                                  -------------    ------------      ------------     ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --              --                --             --
                                                  -------------    ------------      ------------     ----------
INCREASE (DECREASE) IN NET ASSETS...............       (655,005)        855,009          (403,543)     1,814,536
NET ASSETS -- BEGINNING OF PERIOD...............      5,370,148       4,515,139         4,741,635      2,927,099
                                                  -------------    ------------      ------------     ----------
NET ASSETS -- END OF PERIOD.....................  $   4,715,143    $  5,370,148      $  4,338,092     $4,741,635
                                                  =============    ============      ============     ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................             21              14                24             22
 Redeemed.......................................            (19)            (18)              (29)           (13)
                                                  -------------    ------------      ------------     ----------
 Net Increase (Decrease)........................              2              (4)               (5)             9
                                                  -------------    ------------      ------------     ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY(R) VIP
                                                      HIGH INCOME PORTFOLIO
                                                 -------------------------------
                                                       2010            2009
                                                 --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,512,167    $  1,320,520
 Net realized gain (loss) on investments........     2,251,302      (1,464,994)
 Change in unrealized appreciation
  (depreciation) of investments.................    (1,337,014)      4,366,086
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,426,455       4,221,612
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,122,460         198,731
  Transfers between funds including
   guaranteed interest account, net.............       127,892       7,374,108
  Transfers for contract benefits and
   terminations.................................    (4,147,081)       (200,102)
  Contract maintenance charges..................      (364,427)       (319,476)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (261,156)      7,053,261
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,165,299      11,274,873
NET ASSETS -- BEGINNING OF PERIOD...............    17,838,447       6,563,574
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 20,003,746    $ 17,838,447
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            84             104
 Redeemed.......................................           (72)            (50)
                                                  ------------    ------------
 Net Increase (Decrease)........................            12              54
                                                  ------------    ------------


                                                         FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                 INVESTMENT GRADE BOND PORTFOLIO        MID CAP PORTFOLIO
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   777,657    $  1,282,735    $     51,442    $    124,092
 Net realized gain (loss) on investments........     1,665,271        (112,026)     (1,995,194)     (4,166,258)
 Change in unrealized appreciation
  (depreciation) of investments.................      (859,308)        977,133      11,245,885      12,713,271
                                                   -----------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,583,620       2,147,842       9,302,133       8,671,105
                                                   -----------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       390,007       1,062,137       7,020,473         358,739
  Transfers between funds including
   guaranteed interest account, net.............       878,531      10,329,631      12,819,972       2,259,379
  Transfers for contract benefits and
   terminations.................................      (438,953)     (1,550,993)     (6,972,073)     (1,159,229)
  Contract maintenance charges..................      (411,817)       (350,357)       (758,070)       (711,044)
                                                   -----------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       417,768       9,490,418      12,110,302         747,845
                                                   -----------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --              --              --
                                                   -----------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,001,388      11,638,260      21,412,435       9,418,950
NET ASSETS -- BEGINNING OF PERIOD...............    19,978,416       8,340,156      31,698,121      22,279,171
                                                   -----------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $21,979,804    $ 19,978,416    $ 53,110,556    $ 31,698,121
                                                   ===========    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................           118             138             138              41
 Redeemed.......................................           (98)            (57)            (31)            (38)
                                                   -----------    ------------    ------------    ------------
 Net Increase (Decrease)........................            20              81             107               3
                                                   -----------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY(R) VIP
                                                    MONEY MARKET PORTFOLIO (i)
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $        1,834    $     9,556
 Net realized gain (loss) on investments........              12            (11)
 Change in unrealized appreciation
  (depreciation) of investments.................             (10)            12
                                                  --------------    -----------
 Net Increase (decrease) in net assets from
  operations....................................           1,836          9,557
                                                  --------------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         186,870         64,347
  Transfers between funds including
   guaranteed interest account, net.............     (12,287,013)    14,688,611
  Transfers for contract benefits and
   terminations.................................        (217,166)      (587,649)
  Contract maintenance charges..................        (154,498)      (160,823)
                                                  --------------    -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (12,471,807)    14,004,486
                                                  --------------    -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --             --
                                                  --------------    -----------
INCREASE (DECREASE) IN NET ASSETS...............     (12,469,971)    14,014,043
NET ASSETS -- BEGINNING OF PERIOD...............      14,014,043             --
                                                  --------------    -----------
NET ASSETS -- END OF PERIOD.....................  $    1,544,072    $14,014,043
                                                  ==============    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................              58            244
 Redeemed.......................................            (172)          (103)
                                                  --------------    -----------
 Net Increase (Decrease)........................            (114)           141
                                                  --------------    -----------


                                                          FIDELITY(R) VIP                   FIDELITY(R) VIP
                                                          VALUE PORTFOLIO             VALUE STRATEGIES PORTFOLIO
                                                 --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                 ----------------- --------------- ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     56,120     $      31,562    $     14,777     $      17,851
 Net realized gain (loss) on investments........        468,662        (1,311,360)      1,364,597        (1,626,965)
 Change in unrealized appreciation
  (depreciation) of investments.................        318,939         2,887,666         (33,975)        3,585,310
                                                   ------------     -------------    ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................        843,721         1,607,868       1,345,399         1,976,196
                                                   ------------     -------------    ------------     -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,860,786            89,488       1,644,763            51,299
  Transfers between funds including
   guaranteed interest account, net.............       (673,485)          920,220      (1,764,369)        1,375,601
  Transfers for contract benefits and
   terminations.................................     (1,896,822)          (25,300)     (1,641,886)          (20,854)
  Contract maintenance charges..................       (152,279)         (115,641)       (145,636)         (115,297)
                                                   ------------     -------------    ------------     -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       (861,800)          868,767      (1,907,128)        1,290,749
                                                   ------------     -------------    ------------     -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                --              --                --
                                                   ------------     -------------    ------------     -------------
INCREASE (DECREASE) IN NET ASSETS...............        (18,079)        2,476,635        (561,729)        3,266,945
NET ASSETS -- BEGINNING OF PERIOD...............      5,446,361         2,969,726       5,964,033         2,697,088
                                                   ------------     -------------    ------------     -------------
NET ASSETS -- END OF PERIOD.....................   $  5,428,282     $   5,446,361    $  5,402,304     $   5,964,033
                                                   ============     =============    ============     =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................             32                23              20                23
 Redeemed.......................................            (38)              (14)            (29)              (13)
                                                   ------------     -------------    ------------     -------------
 Net Increase (Decrease)........................             (6)                9              (9)               10
                                                   ------------     -------------    ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      FRANKLIN           FRANKLIN            FRANKLIN
                                                  RISING DIVIDENDS   SMALL CAP VALUE     STRATEGIC INCOME
                                                   SECURITIES (l)     SECURITIES (l)   SECURITIES FUND (l)
                                                 ------------------ ----------------- ---------------------
                                                        2010               2010                2010
                                                 ------------------ ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (10,781)         $   (540)           $   (2,340)
 Net realized gain (loss) on investments........         58,781             4,543                12,372
 Change in unrealized appreciation
  (depreciation) of investments.................        559,251            73,462                57,129
                                                    -----------          --------            ----------
 Net Increase (decrease) in net assets from
  operations....................................        607,251            77,465                67,161
                                                    -----------          --------            ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        198,297            28,352               182,542
  Transfers between funds including
   guaranteed interest account, net.............     16,926,603           553,080             4,319,506
  Transfers for contract benefits and
   terminations.................................       (245,121)          (3,538)                (4,032)
  Contract maintenance charges..................        (49,185)          (8,229)               (51,585)
                                                    -----------          --------            ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     16,830,594           569,665             4,446,431
                                                    -----------          --------            ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            262                 7                    49
                                                    -----------          --------            ----------
INCREASE (DECREASE) IN NET ASSETS...............     17,438,107           647,137             4,513,641
NET ASSETS -- BEGINNING OF PERIOD...............             --                --                    --
                                                    -----------          --------            ----------
NET ASSETS -- END OF PERIOD.....................    $17,438,107          $647,137            $4,513,641
                                                    ===========          ========            ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................            168                 7                    52
 Redeemed.......................................             (7)               (1)                   (9)
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................            161                6                    43
                                                    -----------          --------            ----------
UNIT ACTIVITY SERIES II
 Issued.........................................             --                --                    --
 Redeemed.......................................             --                --                    --
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................             --                --                    --
                                                    -----------          --------            ---------
UNIT ACTIVITY SERVICE SHARES-
 Issued.........................................             --                --                    --
 Redeemed.......................................             --                --                    --
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................             --                --                    --
                                                    -----------          --------            ----------



                                                                              INVESCO V.I.      INVESCO V.I.
                                                     GOLDMAN SACHS VIT         FINANCIAL         GLOBAL REAL
                                                  MID CAP VALUE FUND (l)   SERVICES FUND (l)   ESTATE FUND (l)
                                                 ------------------------ ------------------- ----------------
                                                           2010                   2010              2010
                                                 ------------------------ ------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $    9,749              $     --          $   49,025
 Net realized gain (loss) on investments........            36,319                38,964               5,020
 Change in unrealized appreciation
  (depreciation) of investments.................           334,739                 2,817             123,907
                                                        ----------              --------          ----------
 Net Increase (decrease) in net assets from
  operations....................................           380,807                41,781             177,952
                                                        ----------              --------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........            75,027                   155             109,179
  Transfers between funds including
   guaranteed interest account, net.............         3,224,504               362,712           3,533,705
  Transfers for contract benefits and
   terminations.................................            (8,065)                   --             (20,094)
  Contract maintenance charges..................           (10,515)                  (15)            (22,452)
                                                        ----------              --------          ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................         3,280,951               362,852           3,600,338
                                                        ----------              --------          ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                78                    --                  36
                                                        ----------              --------          ----------
INCREASE (DECREASE) IN NET ASSETS...............         3,661,836               404,633           3,778,326
NET ASSETS -- BEGINNING OF PERIOD...............                --                    --                  --
                                                        ----------              --------          ----------
NET ASSETS -- END OF PERIOD.....................        $3,661,836              $404,633          $3,778,326
                                                        ==========              ========          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................                --                    --                  --
 Redeemed.......................................                --                    --                  --
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                --                    --                  --
                                                        ----------              --------          ----------
UNIT ACTIVITY SERIES II
 Issued.........................................                --                    16                  36
 Redeemed.......................................                --                   (10)                 (2)
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                --                     6                  34
                                                        ----------              --------          ----------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................                39                    --                  --
 Redeemed.......................................                (5)                   --                  --
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                34                    --                  --
                                                        ----------              --------          ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
                                                   INTERNATIONAL      MID CAP CORE       SMALL CAP
                                                  GROWTH FUND (l)   EQUITY FUND (l)   EQUITY FUND (l)
                                                 ----------------- ----------------- -----------------
                                                        2010              2010              2010
                                                 ----------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   13,349          $    301           $   (249)
 Net realized gain (loss) on investments........        36,782            34,990              4,889
 Change in unrealized appreciation
  (depreciation) of investments.................       299,868            64,251             27,142
                                                    ----------          --------           --------
 Net Increase (decrease) in net assets from
  operations....................................       349,999            99,542             31,782
                                                    ----------          --------           --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,703,423            15,005             22,318
  Transfers between funds including
   guaranteed interest account, net.............     4,619,753           871,668            322,592
  Transfers for contract benefits and
   terminations.................................       (71,211)               --                 --
  Contract maintenance charges..................       (26,577)           (3,939)            (2,355)
                                                    ----------          --------           --------
Net increase (decrease) in net assets from
 contractowner transactions.....................     6,225,388           882,734            342,555
                                                    ----------          --------           --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            58                 7                  4
                                                    ----------          --------           --------
INCREASE (DECREASE) IN NET ASSETS...............     6,575,445           982,283            374,341
NET ASSETS -- BEGINNING OF PERIOD...............            --                --                 --
                                                    ----------          --------           --------
NET ASSETS -- END OF PERIOD.....................    $6,575,445          $982,283           $374,341
                                                    ==========          ========           ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................            --                --                 --
 Redeemed.......................................            --          --------           --------
 Net Increase (Decrease)........................            --                --                 --
                                                    ----------          --------           --------
UNIT ACTIVITY SERIES II
 Issued.........................................            65                14                  6
 Redeemed.......................................            (3)               (5)                (1)
                                                    ----------          --------           --------
 Net Increase (Decrease)........................            62                 9                  5
                                                    ----------          --------           --------



                                                    IVY FUNDS VIP
                                                       DIVIDEND       IVY FUNDS VIP     IVY FUNDS VIP
                                                  OPPORTUNITIES (l)     ENERGY (l)    MID CAP GROWTH (l)
                                                 ------------------- --------------- -------------------
                                                         2010              2010              2010
                                                 ------------------- --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $       --        $     (830)        $   (2,932)
 Net realized gain (loss) on investments........            313             9,532             19,889
 Change in unrealized appreciation
  (depreciation) of investments.................         22,601           125,399            375,407
                                                     ----------        ----------         ----------
 Net Increase (decrease) in net assets from
  operations....................................         22,914           134,101            392,364
                                                     ----------        ----------         ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          1,213            89,867            159,653
  Transfers between funds including
   guaranteed interest account, net.............      1,140,967         1,071,623          3,255,224
  Transfers for contract benefits and
   terminations.................................           (302)          (22,776)            (6,840)
  Contract maintenance charges..................            (29)           (9,911)           (25,274)
                                                     ----------        ----------         ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      1,141,849         1,128,803          3,382,763
                                                     ----------        ----------         ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                12                 37
                                                     ----------        ----------         ----------
INCREASE (DECREASE) IN NET ASSETS...............      1,164,763         1,262,916          3,775,164
NET ASSETS -- BEGINNING OF PERIOD...............             --                --                 --
                                                     ----------        ----------         ----------
NET ASSETS -- END OF PERIOD.....................     $1,164,763        $1,262,916         $3,775,164
                                                     ==========        ==========         ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................             19                22                 40
 Redeemed.......................................             --                (3)                (2)
                                                     ----------        ----------         ----------
 Net Increase (Decrease)........................             19                19                38
                                                     ----------        ----------         ----------
UNIT ACTIVITY SERIES II
 Issued.........................................             --                --                 --
 Redeemed.......................................             --                --                 --
                                                     ----------        ----------         ----------
 Net Increase (Decrease)........................             --                --                 --
                                                     ----------        ----------         ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                   IVY FUNDS VIP   IVY FUNDS VIP     LAZARD RETIREMENT
                                                    SCIENCE AND      SMALL CAP       EMERGING MARKETS
                                                  TECHNOLOGY (l)     GROWTH (l)    EQUITY PORTFOLIO (l)
                                                 ---------------- --------------- ----------------------
                                                       2010             2010               2010
                                                 ---------------- --------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $       --       $     (552)       $   219,284
 Net realized gain (loss) on investments........        61,370           37,767            217,468
 Change in unrealized appreciation
  (depreciation) of investments.................       236,965          135,376          1,021,925
                                                    ----------       ----------        -----------
 Net Increase (decrease) in net assets from
  operations....................................       298,335          172,591          1,458,677
                                                    ----------       ----------        -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       344,960           44,928            591,257
  Transfers between funds including
   guaranteed interest account, net.............     3,113,408        1,657,163         24,232,298
  Transfers for contract benefits and
   terminations.................................          (200)         (13,530)          (244,437)
  Contract maintenance charges..................        (2,234)          (6,866)          (167,649)
                                                    ----------       ----------        -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     3,455,934        1,681,695         24,411,469
                                                    ----------       ----------        -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --               13                233
                                                    ----------       ----------        -----------
INCREASE (DECREASE) IN NET ASSETS...............     3,754,269        1,854,299         25,870,379
NET ASSETS -- BEGINNING OF PERIOD...............            --               --                 --
                                                    ----------       ----------        -----------
NET ASSETS -- END OF PERIOD.....................    $3,754,269       $1,854,299        $25,870,379
                                                    ==========       ==========        ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................            42               20                 --
 Redeemed.......................................            (5)              (2)                --
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            37               18                 --
                                                    ----------       ----------        -----------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................            --               --                 --
 Redeemed.......................................            --               --                 --
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            --               --                 --
                                                    ----------       ----------        -----------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................            --               --                255
 Redeemed.......................................            --               --                (18)
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            --               --                237
                                                    ----------       ----------        -----------



                                                         MFS(R)              MFS(R)             MFS(R)
                                                  INTERNATIONAL VALUE   INVESTORS GROWTH      INVESTORS
                                                     PORTFOLIO (l)      STOCK SERIES (l)   TRUST SERIES (l)
                                                 --------------------- ------------------ -----------------
                                                          2010                2010               2010
                                                 --------------------- ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $    (8,869)          $   (350)         $    (84)
 Net realized gain (loss) on investments........          144,618              1,380             2,576
 Change in unrealized appreciation
  (depreciation) of investments.................          988,961             27,523             5,805
                                                      -----------           --------          --------
 Net Increase (decrease) in net assets from
  operations....................................        1,124,710             28,553             8,297
                                                      -----------           --------          --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          320,644             12,018            12,574
  Transfers between funds including
   guaranteed interest account, net.............       19,654,619            531,398            46,740
  Transfers for contract benefits and
   terminations.................................          (53,603)                --                --
  Contract maintenance charges..................          (39,704)            (1,613)           (1,449)
                                                      -----------           --------          --------
Net increase (decrease) in net assets from
 contractowner transactions.....................       19,881,956            541,803            57,865
                                                      -----------           --------          --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              186                  9                --
                                                      -----------           --------          --------
INCREASE (DECREASE) IN NET ASSETS...............       21,006,852            570,365            66,162
NET ASSETS -- BEGINNING OF PERIOD...............               --                 --                --
                                                      -----------           --------          --------
NET ASSETS -- END OF PERIOD.....................      $21,006,852           $570,365          $ 66,162
                                                      ===========           ========          ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................               --                 --                --
 Redeemed.......................................               --                 --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................               --                 --                --
                                                      -----------           --------          --------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................              236                  5                 1
 Redeemed.......................................              (26)                --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................              210                  5                 1
                                                      -----------           --------          --------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................               --                 --                --
 Redeemed.......................................               --                 --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................               --                 --                --
                                                      -----------           --------          --------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         MFS(R)                   MULTIMANAGER
                                                  UTILITIES SERIES (l)      AGGRESSIVE EQUITY* (f)(k)
                                                 ---------------------- ---------------------------------
                                                          2010                2010             2009
                                                 ---------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $     --         $   1,117,794    $    (489,785)
 Net realized gain (loss) on investments........              70              (593,215)      (9,573,901)
 Change in unrealized appreciation
  (depreciation) of investments.................           5,869            56,399,362      102,184,636
                                                        --------         -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................           5,939            56,923,941       92,120,950
                                                        --------         -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........              --            34,849,746       33,166,992
  Transfers between funds including
   guaranteed interest account, net.............         106,273              (926,112)      15,624,351
  Transfers for contract benefits and
   terminations.................................              --           (23,728,545)     (18,565,918)
  Contract maintenance charges..................             (19)          (29,589,893)     (30,075,099)
                                                        --------         -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................         106,254           (19,394,804)         150,326
                                                        --------         -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               181,736       (1,465,535)
                                                        --------         -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............         112,193            37,710,873       90,805,741
NET ASSETS -- BEGINNING OF PERIOD...............              --           350,247,959      259,442,218
                                                        --------         -------------    -------------
NET ASSETS -- END OF PERIOD.....................        $112,193         $ 387,958,832    $ 350,247,959
                                                        ========         =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              --                   105              147
 Redeemed.......................................              --                  (136)            (116)
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................              --                   (31)              31
                                                        --------         -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................              --                    66              109
 Redeemed.......................................              --                   (44)             (26)
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................              --                    22               83
                                                        --------         -------------    -------------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................               1                    --               --
 Redeemed.......................................              --                    --               --
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................               1                    --               --
                                                        --------         -------------    -------------



                                                           MULTIMANAGER
                                                            CORE BOND*
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   2,771,438    $  2,967,750
 Net realized gain (loss) on investments........      3,201,490         (80,326)
 Change in unrealized appreciation
  (depreciation) of investments.................        657,981       3,847,315
                                                  -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,630,909       6,734,739
                                                  -------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      8,149,996       8,603,672
  Transfers between funds including
   guaranteed interest account, net.............     (6,292,535)     18,826,406
  Transfers for contract benefits and
   terminations.................................     (5,990,348)     (5,073,455)
  Contract maintenance charges..................     (6,815,252)     (5,839,973)
                                                  -------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (10,948,139)     16,516,650
                                                  -------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --              --
                                                  -------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     (4,317,230)     23,251,389
NET ASSETS -- BEGINNING OF PERIOD...............    106,251,851      83,000,462
                                                  -------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 101,934,621    $106,251,851
                                                  =============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             40              46
 Redeemed.......................................            (37)            (24)
                                                  -------------    ------------
 Net Increase (Decrease)........................              3              22
                                                  -------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            152             281
 Redeemed.......................................           (225)           (178)
                                                  -------------    ------------
 Net Increase (Decrease)........................            (73)            103
                                                  -------------    ------------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                  -------------    ------------
 Net Increase (Decrease)........................             --              --
                                                  -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                        INTERNATIONAL EQUITY*
                                                 -----------------------------------
                                                        2010              2009
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ 1,313,475       $   594,477
 Net realized gain (loss) on investments........    (4,485,469)       (5,111,204)
 Change in unrealized appreciation
  (depreciation) of investments.................     6,377,051        17,098,013
                                                   -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................     3,205,057        12,581,286
                                                   -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,107,773         5,936,223
  Transfers between funds including
   guaranteed interest account, net.............    (4,041,227)       (2,316,607)
  Transfers for contract benefits and
   terminations.................................    (3,417,117)       (2,248,167)
  Contract maintenance charges..................    (3,347,602)       (3,331,420)
                                                   -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (5,698,173)       (1,959,971)
                                                   -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --
                                                   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............    (2,493,116)       10,621,315
NET ASSETS -- BEGINNING OF PERIOD...............    54,596,875        43,975,560
                                                   -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $52,103,759       $54,596,875
                                                   ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             6                10
 Redeemed.......................................           (12)              (11)
                                                   -----------       -----------
 Net Increase (Decrease)........................            (6)               (1)
                                                   -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            50                50
 Redeemed.......................................           (85)              (69)
                                                   -----------       -----------
 Net Increase (Decrease)........................           (35)              (19)
                                                   -----------       -----------



                                                           MULTIMANAGER                      MULTIMANAGER
                                                      LARGE CAP CORE EQUITY*               LARGE CAP VALUE*
                                                 --------------------------------- ---------------------------------
                                                       2010             2009              2010             2009
                                                 ---------------- ---------------- ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    9,998        $   83,253       $   186,100      $    468,400
 Net realized gain (loss) on investments........      (254,164)         (523,360)       (3,362,074)       (5,018,316)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,119,543         2,325,522         7,222,090        11,008,272
                                                    ----------        ----------       -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       875,377         1,885,415         4,046,116         6,458,356
                                                    ----------        ----------       -----------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       875,017           794,448         3,322,542         3,673,908
  Transfers between funds including
   guaranteed interest account, net.............       351,274           176,193        (4,018,760)       (2,707,927)
  Transfers for contract benefits and
   terminations.................................      (430,964)         (430,795)       (1,773,116)       (1,368,017)
  Contract maintenance charges..................      (554,887)         (544,280)       (1,940,258)       (2,082,548)
                                                    ----------        ----------       -----------      ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       240,440            (4,434)       (4,409,592)       (2,484,584)
                                                    ----------        ----------       -----------      ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                --                --
                                                    ----------        ----------       -----------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     1,115,817         1,880,981          (363,476)        3,973,772
NET ASSETS -- BEGINNING OF PERIOD...............     7,544,908         5,663,927        34,397,498        30,423,726
                                                    ----------        ----------       -----------      ------------
NET ASSETS -- END OF PERIOD.....................    $8,660,725        $7,544,908       $34,034,022      $ 34,397,498
                                                    ==========        ==========       ===========      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             2                 3                 6                10
 Redeemed.......................................            (4)               (3)               (9)              (10)
                                                    ----------        ----------       -----------      ------------
 Net Increase (Decrease)........................            (2)               --                (3)               --
                                                    ----------        ----------       -----------      ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            11                12                23                37
 Redeemed.......................................            (7)              (13)              (56)              (62)
                                                    ----------        ----------       -----------      ------------
 Net Increase (Decrease)........................             4                (1)              (33)              (25)
                                                    ----------        ----------       -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP GROWTH*
                                                 -----------------------------------
                                                        2010              2009
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (98,876)      $   (83,784)
 Net realized gain (loss) on investments........      (984,723)       (3,443,322)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,670,774        11,650,276
                                                   -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................     6,587,175         8,123,170
                                                   -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     3,174,922         3,091,742
  Transfers between funds including
   guaranteed interest account, net.............    (1,482,128)       (1,225,849)
  Transfers for contract benefits and
   terminations.................................    (1,092,174)         (941,645)
  Contract maintenance charges..................    (2,773,031)       (2,211,924)
                                                   -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (2,172,411)       (1,287,676)
                                                   -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --
                                                   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............     4,414,764         6,835,494
NET ASSETS -- BEGINNING OF PERIOD...............    26,405,370        19,569,876
                                                   -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $30,820,134       $26,405,370
                                                   ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             3                 5
 Redeemed.......................................            (8)               (5)
                                                   -----------       -----------
 Net Increase (Decrease)........................            (5)               --
                                                   -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            38                44
 Redeemed.......................................           (52)              (57)
                                                   -----------       -----------
 Net Increase (Decrease)........................           (14)              (13)
                                                   -----------       -----------



                                                           MULTIMANAGER                      MULTIMANAGER
                                                          MID CAP VALUE*                  MULTI-SECTOR BOND*
                                                 --------------------------------- ---------------------------------
                                                        2010             2009            2010             2009
                                                 ----------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   242,735      $  1,178,260    $   3,112,939    $   5,654,682
 Net realized gain (loss) on investments........    (1,648,251)       (7,038,608)     (12,298,521)     (13,831,082)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,552,057        21,881,025       17,422,320       20,252,555
                                                   -----------      ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    12,146,541        16,020,677        8,236,738       12,076,155
                                                   -----------      ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,066,230         4,389,623       15,253,344       12,414,470
  Transfers between funds including
   guaranteed interest account, net.............    (3,488,029)       (1,199,936)     (13,032,306)      (9,094,248)
  Transfers for contract benefits and
   terminations.................................    (3,088,562)       (2,054,895)      (6,551,158)      (6,234,374)
  Contract maintenance charges..................    (2,719,214)       (2,626,217)      (9,391,909)     (10,244,117)
                                                   -----------      ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (4,229,575)       (1,491,425)     (13,722,029)     (13,158,269)
                                                   -----------      ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               --           20,000
                                                   -----------      ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     7,916,966        14,529,252       (5,485,291)      (1,062,114)
NET ASSETS -- BEGINNING OF PERIOD...............    52,112,320        37,583,068      132,594,951      133,657,065
                                                   -----------      ------------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................   $60,029,286      $ 52,112,320    $ 127,109,660    $ 132,594,951
                                                   ===========      ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            12                14              169               74
 Redeemed.......................................            (9)              (14)            (220)            (113)
                                                   -----------      ------------    -------------    -------------
 Net Increase (Decrease)........................             3                --              (51)             (39)
                                                   -----------      ------------    -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            49                77               28               36
 Redeemed.......................................           (75)              (91)             (28)             (52)
                                                   -----------      ------------    -------------    -------------
 Net Increase (Decrease)........................           (26)              (14)              --              (16)
                                                   -----------      ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         MULTIMANAGER                     MULTIMANAGER
                                                       SMALL CAP GROWTH*                SMALL CAP VALUE*
                                                 ----------------------------- -----------------------------------
                                                      2010           2009             2010              2009
                                                 -------------- -------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (13,532)    $   (8,374)    $   (23,339)      $   190,463
 Net realized gain (loss) on investments........      163,806       (474,009)     (2,317,014)       (6,819,181)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,633,240      1,951,235       8,437,526        12,659,383
                                                   ----------     ----------     -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................    1,783,514      1,468,852       6,097,173         6,030,665
                                                   ----------     ----------     -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    1,118,571      1,123,473       3,067,500         3,571,592
  Transfers between funds including
   guaranteed interest account, net.............     (277,028)     1,037,559      (2,395,018)       (1,931,657)
  Transfers for contract benefits and
   terminations.................................     (161,266)      (149,490)     (1,427,396)       (1,668,841)
  Contract maintenance charges..................     (493,688)      (457,655)     (2,003,694)       (2,096,002)
                                                   ----------     ----------     -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      186,589      1,553,887      (2,758,608)       (2,124,908)
                                                   ----------     ----------     -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................           --             --              --                --
                                                   ----------     ----------     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............    1,970,103      3,022,739       3,338,565         3,905,757
NET ASSETS -- BEGINNING OF PERIOD...............    6,550,341      3,527,602      28,099,658        24,193,901
                                                   ----------     ----------     -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $8,520,444     $6,550,341     $31,438,223       $28,099,658
                                                   ==========     ==========     ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           --             --              10                 9
 Redeemed.......................................           --             --             (14)               (8)
                                                   ----------     ----------     -----------       -----------
 Net Increase (Decrease)........................           --             --              (4)                1
                                                   ----------     ----------     -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................           32             52              34                34
 Redeemed.......................................          (31)           (31)            (48)              (51)
                                                   ----------     ----------     -----------       -----------
 Net Increase (Decrease)........................            1             21             (14)              (17)
                                                   ----------     ----------     -----------       -----------



                                                             MULTIMANAGER
                                                             TECHNOLOGY*
                                                 ------------------------------------
                                                        2010               2009
                                                 ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    (313,583)     $  (252,094)
 Net realized gain (loss) on investments........       3,968,080       (2,973,341)
 Change in unrealized appreciation
  (depreciation) of investments.................       8,418,185       31,282,209
                                                   -------------      -----------
 Net Increase (decrease) in net assets from
  operations....................................      12,072,682       28,056,774
                                                   -------------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,830,353        6,789,321
  Transfers between funds including
   guaranteed interest account, net.............      (9,488,438)       4,857,836
  Transfers for contract benefits and
   terminations.................................      (5,061,716)      (2,772,799)
  Contract maintenance charges..................      (4,527,287)      (4,400,300)
                                                   -------------      -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (11,247,088)       4,474,058
                                                   -------------      -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               --
                                                   -------------      -----------
INCREASE (DECREASE) IN NET ASSETS...............         825,594       32,530,832
NET ASSETS -- BEGINNING OF PERIOD...............      80,087,498       47,556,666
                                                   -------------      -----------
NET ASSETS -- END OF PERIOD.....................   $  80,913,092      $80,087,498
                                                   =============      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               6                9
 Redeemed.......................................             (10)              (5)
                                                   -------------      -----------
 Net Increase (Decrease)........................              (4)               4
                                                   -------------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................              80              165
 Redeemed.......................................            (155)            (139)
                                                   -------------      -----------
 Net Increase (Decrease)........................             (75)              26
                                                   -------------      -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     MUTUAL SHARES            NATURAL RESOURCES
                                                  SECURITIES FUND (l)             PORTFOLIO
                                                 --------------------- -------------------------------
                                                          2010               2010            2009
                                                 --------------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $   15,508         $     19,885    $     56,008
 Net realized gain (loss) on investments........          22,536            3,985,352      (3,059,600)
 Change in unrealized appreciation
  (depreciation) of investments.................         441,622            3,435,980      14,001,075
                                                      ----------         ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................         479,666            7,441,217      10,997,483
                                                      ----------         ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          62,186            3,176,620       1,046,147
  Transfers between funds including
   guaranteed interest account, net.............       6,707,063            2,569,426       6,071,042
  Transfers for contract benefits and
   terminations.................................         (69,870)          (3,526,695)       (192,091)
  Contract maintenance charges..................         (24,883)            (485,572)       (399,098)
                                                      ----------         ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       6,674,496            1,733,779       6,526,000
                                                      ----------         ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              24                   87              --
                                                      ----------         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       7,154,186            9,175,083      17,523,483
NET ASSETS -- BEGINNING OF PERIOD...............              --           28,941,688      11,418,205
                                                      ----------         ------------    ------------
NET ASSETS -- END OF PERIOD.....................      $7,154,186         $ 38,116,771    $ 28,941,688
                                                      ==========         ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.........................................              --                   --              --
 Redeemed.......................................              --                   --              --
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              --                   --              --
                                                      ----------         ------------    ------------
UNIT ACTIVITY CLASS 2
 Issued.........................................              76                   --              --
 Redeemed.......................................              (3)                  --              --
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              73                   --              --
                                                      ----------         ------------    ------------
UNIT ACTIVITY CLASS II
 Issued.........................................              --                  265             230
 Redeemed.......................................              --                 (249)           (118)
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              --                   16             112
                                                      ----------         ------------    ------------



                                                      PIMCO VARIABLE        PIMCO VARIABLE   PIMCO VARIABLE
                                                      INSURANCE TRUST      INSURANCE TRUST   INSURANCE TRUST
                                                  COMMODITYREALRETURN(R)     REAL RETURN      TOTAL RETURN
                                                  STRATEGY PORTFOLIO (l)    PORTFOLIO (l)     PORTFOLIO (l)
                                                 ------------------------ ----------------- ----------------
                                                           2010                  2010             2010
                                                 ------------------------ ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   80,463           $   93,995       $  1,016,225
 Net realized gain (loss) on investments........            55,289               19,935            273,522
 Change in unrealized appreciation
  (depreciation) of investments.................           153,372             (224,195)        (1,520,537)
                                                        ----------           ----------       ------------
 Net Increase (decrease) in net assets from
  operations....................................           289,124             (110,265)          (230,790)
                                                        ----------           ----------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........           115,451              692,746          1,850,874
  Transfers between funds including
   guaranteed interest account, net.............         2,633,388            8,852,167         36,127,221
  Transfers for contract benefits and
   terminations.................................           (23,599)             (16,581)          (314,167)
  Contract maintenance charges..................           (22,544)             (67,858)          (259,674)
                                                        ----------           ----------       ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................         2,702,696            9,460,474         37,404,254
                                                        ----------           ----------       ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                32                   59                524
                                                        ----------           ----------       ------------
INCREASE (DECREASE) IN NET ASSETS...............         2,991,852            9,350,268         37,173,988
NET ASSETS -- BEGINNING OF PERIOD...............                --                   --                 --
                                                        ----------           ----------       ------------
NET ASSETS -- END OF PERIOD.....................        $2,991,852           $9,350,268       $ 37,173,988
                                                        ==========           ==========       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.........................................                26                  137                424
 Redeemed.......................................                (2)                 (21)               (57)
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                24                  116                367
                                                        ---------            ----------       ------------
UNIT ACTIVITY CLASS 2
 Issued.........................................                --                   --                 --
 Redeemed.......................................                --                   --                 --
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                --                   --                 --
                                                        ----------           ----------       ------------
UNIT ACTIVITY CLASS II
 Issued.........................................                --                   --                 --
 Redeemed.......................................                --                   --                 --
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                --                   --                 --
                                                        ----------           ----------       ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       T. ROWE PRICE
                                                    T. ROWE PRICE     HEALTH SCIENCES
                                                  EQUITY INCOME (l)    PORTFOLIO (l)
                                                 ------------------- -----------------
                                                         2010               2010
                                                 ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $   38,834            $     --
 Net realized gain (loss) on investments........         54,820               1,365
 Change in unrealized appreciation
  (depreciation) of investments.................        456,083              51,462
                                                     ----------            --------
 Net Increase (decrease) in net assets from
  operations....................................        549,737              52,827
                                                     ----------            --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        132,052             242,048
  Transfers between funds including
   guaranteed interest account, net.............      4,666,761             473,772
  Transfers for contract benefits and
   terminations.................................             (7)                 --
  Contract maintenance charges..................        (11,369)                 --
                                                     ----------            --------
Net increase (decrease) in net assets from
 contractowner transactions.....................      4,787,437             715,820
                                                     ----------            --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             83                  --
                                                     ----------            --------
INCREASE (DECREASE) IN NET ASSETS...............      5,337,257             768,647
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                     ----------            --------
NET ASSETS -- END OF PERIOD.....................     $5,337,257            $768,647
                                                     ==========            ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             --                  --
 Redeemed.......................................             --                  --
                                                     ----------            --------
 Net Increase (Decrease)........................             --                  --
                                                     ----------            --------
UNIT ACTIVITY CLASS II
 Issued.........................................             60                   7
 Redeemed.......................................             (8)                 --
                                                     ----------            --------
 Net Increase (Decrease)........................             52                   7
                                                     ----------            --------



                                                          TARGET 2015                     TARGET 2025
                                                          ALLOCATION*                     ALLOCATION*
                                                 ------------------------------ -------------------------------
                                                       2010           2009           2010            2009
                                                 --------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      88,747    $  119,947     $   93,798      $   59,493
 Net realized gain (loss) on investments........        301,793        59,479        341,263          12,881
 Change in unrealized appreciation
  (depreciation) of investments.................        118,868       232,985        (20,922)        159,770
                                                  -------------    ----------     ----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................        509,408       412,411        414,139         232,144
                                                  -------------    ----------     ----------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,194,302       160,610        554,311           5,952
  Transfers between funds including
   guaranteed interest account, net.............      2,534,896     1,873,642      5,250,576         763,953
  Transfers for contract benefits and
   terminations.................................     (1,148,179)      (26,172)      (501,765)           (358)
  Contract maintenance charges..................        (80,818)      (48,631)       (53,114)        (28,977)
                                                  -------------    ----------     ----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      2,500,201     1,959,449      5,250,008         740,570
                                                  -------------    ----------     ----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --            --              8             (10)
                                                  -------------    ----------     ----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............      3,009,609     2,371,860      5,664,155         972,704
NET ASSETS -- BEGINNING OF PERIOD...............      3,249,703       877,843      1,630,857         658,153
                                                  -------------    ----------     ----------      ----------
NET ASSETS -- END OF PERIOD.....................  $   6,259,312    $3,249,703     $7,295,012      $1,630,857
                                                  =============    ==========     ==========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             51            37             83              12
 Redeemed.......................................            (30)          (11)           (30)             (3)
                                                  -------------    ----------     ----------      ----------
 Net Increase (Decrease)........................             21            26             53               9
                                                  -------------    ----------     ----------      ----------
UNIT ACTIVITY CLASS II
 Issued.........................................             --            --             --              --
 Redeemed.......................................             --            --             --              --
                                                  -------------    ----------     ----------      ----------
 Net Increase (Decrease)........................             --            --             --              --
                                                  -------------    ----------     ----------      ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           TARGET 2035                    TARGET 2045
                                                           ALLOCATION*                    ALLOCATION*
                                                 ------------------------------- -----------------------------
                                                      2010            2009             2010           2009
                                                 -------------- ---------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   75,516      $   45,826        $   13,321       $ 11,189
 Net realized gain (loss) on investments........      200,210          26,215            (8,686)        55,709
 Change in unrealized appreciation
  (depreciation) of investments.................       84,191         110,993            47,889          2,279
                                                   ----------      ----------        ----------       --------
 Net Increase (decrease) in net assets from
  operations....................................      359,917         183,034            52,524         69,177
                                                   ----------      ----------        ----------       --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      630,825           2,258            56,555          8,331
  Transfers between funds including
   guaranteed interest account, net.............    4,985,281       1,019,710         1,016,207         74,551
  Transfers for contract benefits and
   terminations.................................     (597,459)             --           (23,154)            --
  Contract maintenance charges..................      (43,461)        (20,226)           (8,906)        (7,450)
                                                   ----------      ----------        ----------       --------
Net increase (decrease) in net assets from
 contractowner transactions.....................    4,975,186       1,001,742         1,040,702         75,432
                                                   ----------      ----------        ----------       --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................           --              --                --             --
                                                   ----------      ----------        ----------       --------
INCREASE (DECREASE) IN NET ASSETS...............    5,335,103       1,184,776         1,093,226        144,609
NET ASSETS -- BEGINNING OF PERIOD...............    1,281,366          96,590           152,708          8,099
                                                   ----------      ----------        ----------       --------
NET ASSETS -- END OF PERIOD.....................   $6,616,469      $1,281,366        $1,245,934       $152,708
                                                   ==========      ==========        ==========       ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           69              15                18             19
 Redeemed.......................................          (18)             (2)               (7)           (16)
                                                   ----------      ----------        ----------       --------
 Net Increase (Decrease)........................           51              13                11              3
                                                   ----------      ----------        ----------       --------
UNIT ACTIVITY CLASS 2
 Issued.........................................           --              --                --             --
 Redeemed.......................................           --              --                --             --
                                                   ----------      ----------        ----------       --------
 Net Increase (Decrease)........................           --              --                --             --
                                                   ----------      ----------        ----------       --------



                                                       TEMPLETON             TEMPLETON
                                                   DEVELOPING MARKETS       GLOBAL BOND
                                                  SECURITIES FUND (l)   SECURITIES FUND (l)
                                                 --------------------- --------------------
                                                          2010                 2010
                                                 --------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $   (2,776)           $   (16,706)
 Net realized gain (loss) on investments........          27,965                179,564
 Change in unrealized appreciation
  (depreciation) of investments.................         297,560                351,880
                                                      ----------            -----------
 Net Increase (decrease) in net assets from
  operations....................................         322,749                514,738
                                                      ----------            -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         181,478              1,009,015
  Transfers between funds including
   guaranteed interest account, net.............       3,889,180             15,986,583
  Transfers for contract benefits and
   terminations.................................            (153)              (182,346)
  Contract maintenance charges..................         (36,359)              (183,906)
                                                      ----------            -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       4,034,146             16,629,346
                                                      ----------            -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              52                    601
                                                      ----------            -----------
INCREASE (DECREASE) IN NET ASSETS...............       4,356,947             17,144,685
NET ASSETS -- BEGINNING OF PERIOD...............              --                     --
                                                      ----------            -----------
NET ASSETS -- END OF PERIOD.....................      $4,356,947            $17,144,685
                                                      ==========            ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................              --                     --
 Redeemed.......................................              --                     --
                                                      ----------            -----------
 Net Increase (Decrease)........................              --                     --
                                                      ----------            -----------
UNIT ACTIVITY CLASS 2
 Issued.........................................              41                    201
 Redeemed.......................................              (3)                   (36)
                                                      ----------            -----------
 Net Increase (Decrease)........................              38                    165
                                                      ----------            -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         TEMPLETON            VAN ECK VIP             VANGUARD VARIABLE
                                                           GROWTH             GLOBAL HARD              INSURANCE FUND -
                                                    SECURITIES FUND (l)     ASSETS FUND (l)         EQUITY INDEX PORTFOLIO
                                                   ---------------------   -----------------   --------------------------------
                                                            2010                  2010               2010              2009
                                                   ---------------------   -----------------   ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   (430)             $   (2,249)        $   75,292        $   86,712
 Net realized gain (loss) on investments........           14,110                  15,138           (306,595)         (400,087)
 Change in unrealized appreciation
  (depreciation) of investments.................           36,015                 419,035          1,028,835         1,354,481
                                                         --------              ----------         ----------        ----------
 Net Increase (decrease) in net assets from
  operations....................................           49,695                 431,924            797,532         1,041,106
                                                         --------              ----------         ----------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          144,795                 223,228            945,342           868,952
  Transfers between funds including
   guaranteed interest account, net.............          135,904               3,447,109            (72,370)         (356,370)
  Transfers for contract benefits and
   terminations.................................               --                 (15,313)           (31,709)          (35,119)
  Contract maintenance charges..................           (4,179)                (22,157)          (516,831)         (515,603)
                                                         --------              ----------         ----------        ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................          276,520               3,632,867            324,432           (38,140)
                                                         --------              ----------         ----------        ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................               --                      46                 --                --
                                                         --------              ----------         ----------        ----------
INCREASE (DECREASE) IN NET ASSETS...............          326,215               4,064,837          1,121,964         1,002,966
NET ASSETS -- BEGINNING OF PERIOD...............               --                      --          5,113,662         4,110,696
                                                         --------              ----------         ----------        ----------
NET ASSETS -- END OF PERIOD.....................         $326,215              $4,064,837         $6,235,626        $5,113,662
                                                         ========              ==========         ==========        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
 Issued.........................................               --                      38                 --                --
 Redeemed.......................................               --                      (3)                --                --
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................               --                      35                 --                --
                                                         --------              ----------         ----------        ----------
UNIT ACTIVITY CLASS 2
 Issued.........................................                5                      --                 --                --
 Redeemed.......................................               (2)                     --                 --                --
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................                3                      --                 --                --
                                                         --------              ----------         ----------        ----------
UNIT ACTIVITY INVESTOR SHARE
 Issued.........................................               --                      --                 12                10
 Redeemed.......................................               --                      --                 (9)              (10)
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................               --                      --                  3                --
                                                         --------              ----------         ----------        ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(g) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(h) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(i) Units were made available for sale on May 1, 2009.
(j) Units were made available for sale on September 18, 2009.
(k) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(l) Units were made available for sale on May 24, 2010.


The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, Profunds, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (Collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------
o American Century VP Mid Cap Value

AXA PREMIER VIP TRUST*
----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation

BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------
o BlackRock Global Allocation V.I.

EQ ADVISORS TRUST*
------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Continued)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------
o Fidelity(R) VIP Asset Manager: Growth Portfolio
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Equity-Income Portfolio
o Fidelity(R) VIP Growth & Income Portfolio
o Fidelity(R) VIP High Income Portfolio
o Fidelity(R) VIP Investment Grade Bond Portfolio
o Fidelity(R) VIP Mid Cap Portfolio
o Fidelity(R) VIP Money Market Portfolio
o Fidelity(R) VIP Value Portfolio
o Fidelity(R) VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
o Franklin Rising Dividends Securities
o Franklin Small Cap Value Securities
o Franklin Strategic Income Securities Fund
o Mutual Shares Securities Fund
o Templeton Developing Markets Securities Fund
o Templeton Global Bond Securities Fund
o Templeton Growth Securities Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST -
VARIABLE INSURANCE PORTFOLIOS
----------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

INVESCO VARIABLE INSURANCE FUNDS
--------------------------------
o Invesco V.I. Financial Services Fund
o Invesco V.I. Global Real Estate Fund
o Invesco V.I. International Growth Fund
o Invesco V.I. Mid Cap Core Equity Fund
o Invesco V.I. Small Cap Equity Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
---------------------------------------
o Ivy Funds VIP Dividend Opportunities
o Ivy Funds VIP Energy
o Ivy Funds VIP Mid Cap Growth
o Ivy Funds VIP Science and Technology
o Ivy Funds VIP Small Cap Growth

LAZARD RETIREMENT SERIES, INC.
------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

MFS(R) VARIABLE INSURANCE TRUST
-------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Utilities Series

PIMCO VARIABLE INSURANCE TRUST
------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio
o PIMCO Variable Insurance Trust Real Return Portfolio
o PIMCO Variable Insurance Trust Total Return Portfolio

PROFUNDS
--------
o ProFund VP Bear**

T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------
o T. Rowe Price Equity Income
o T. Rowe Price Health Sciences Portfolio

THE PRUDENTIAL SERIES FUND
--------------------------
o Natural Resources Portfolio

VAN ECK VIP TRUST
-----------------
o Van Eck VIP Global Hard Assets Fund

VANGUARD
--------
o Vanguard Variable Insurance Fund - Equity Index

----------
(1)  Formerly known as EQ/Van Kampen Mid Cap Growth
(2)  Formerly known as EQ/Evergreen Omega

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
** Fund is only included on the list of Variable Investment Options included in the Account. Although available for sale on 05/24/2010, there were no purchases for 2010. With zero balance and no activity to report, the fund is excluded from all other sections of the financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):
o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life(R) Optimizer
o Incentive Life Optimizer II
o Incentive Life Plus(SM)
o Incentive Life Plus Original Series
o Paramount Life
o IL Legacy
o IL Legacy II
o IL Protector(SM)
o Incentive Life COLI
o Incentive Life COLI '04
o Champion 2000
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o Survivorship Incentive Life(R) Legacy
o SP-Flex
o Corporate Owned Incentive Life(R)

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of Contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                 PURCHASES         SALES
                                              --------------  --------------
All Asset Allocation.........................  $  1,767,904    $    152,821
American Century VP Mid Cap Value............    12,643,853       2,292,761
AXA Aggressive Allocation....................    29,620,070      22,739,810
AXA Balanced Strategy........................     1,903,435         303,905
AXA Conservative Allocation..................    20,979,106      27,078,145
AXA Conservative Growth Strategy.............       514,734          24,395
AXA Conservative-PLUS Allocation.............    19,466,304      27,637,794
AXA Conservatve Strategy.....................     1,023,062         326,889
AXA Growth Strategy..........................     2,185,225         277,938
AXA Moderate Allocation......................   104,837,195     136,361,012
AXA Moderate Growth Strategy.................     6,608,491         918,650
AXA Moderate-PLUS Allocation.................    75,131,090      41,191,109
AXA Tactical Manager 2000....................       674,949         123,444
AXA Tactical Manager 400.....................       757,394          38,900
AXA Tactical Manager 500.....................       604,428          42,109
AXA Tactical Manager International...........       621,727         119,276
BlackRock Global Allocation V.I. Fund........     1,802,908         438,296
EQ/AllianceBernstein International...........    26,319,323      67,102,920
EQ/AllianceBernstein Small Cap Growth........    16,260,809      26,964,842
EQ/BlackRock Basic Value Equity..............    36,247,869      27,293,159
EQ/BlackRock International Value.............    18,592,988      32,909,855
EQ/Boston Advisory Equity Income.............     2,397,930       2,321,520
EQ/Calvert Socially Responsible..............       207,610         161,060
EQ/Capital Guardian Growth...................     1,076,117       1,991,390
EQ/Capital Guardian Research.................     4,975,454      15,808,590
EQ/Common Stock Index........................    47,165,998     168,018,082
EQ/Core Bond Index...........................    14,514,433      14,597,942
EQ/Equity 500 Index..........................    65,112,456      91,633,051
EQ/Equity Growth PLUS........................     7,734,108      27,639,831
EQ/GAMCO Mergers & Acquisitions..............     5,724,154       3,051,977
EQ/GAMCO Small Company Value.................    36,924,756      12,347,354
EQ/Global Bond PLUS..........................    24,430,547      24,644,926
EQ/Global Multi-Sector Equity................    33,973,780      68,181,300
EQ/Intermediate Government Bond Index........    30,974,956      43,614,813

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Continued)


                                                               PURCHASES         SALES
                                                            --------------  --------------
EQ/International Core PLUS.................................  $ 11,780,710    $  9,303,508
EQ/International Growth....................................    10,935,732       7,140,625
EQ/JPMorgan Value Opportunities............................     5,658,769       8,128,234
EQ/Large Cap Core PLUS.....................................     2,342,499       3,450,224
EQ/Large Cap Growth Index..................................     9,933,958      18,125,853
EQ/Large Cap Growth PLUS...................................     6,961,839      22,148,880
EQ/Large Cap Value Index...................................     2,133,360         925,836
EQ/Large Cap Value PLUS....................................    14,561,664      67,922,973
EQ/Lord Abbett Growth and Income...........................     2,241,085       1,195,210
EQ/Lord Abbett Large Cap Core..............................    11,452,089       3,678,307
EQ/Mid Cap Index...........................................    12,313,090      17,499,154
EQ/Mid Cap Value PLUS......................................    12,542,940      47,729,207
EQ/Money Market............................................   183,221,077     270,066,891
EQ/Montag & Caldwell Growth................................    13,869,485       6,788,277
EQ/Morgan Stanley Mid Cap Growth...........................    19,010,593      10,071,477
EQ/Pimco Ultra Short Bond..................................    32,184,664      36,499,802
EQ/Quality Bond PLUS.......................................    40,149,160      57,294,364
EQ/Small Company Index.....................................    11,653,758      11,046,220
EQ/T. Rowe Price Growth Stock..............................    11,169,168      11,177,010
EQ/UBS Growth and Income...................................     1,719,970       1,629,648
EQ/Van Kampen Comstock.....................................     1,790,528         597,958
EQ/Wells Fargo Advantage Omega Growth......................    32,838,700       9,902,558
Fidelity(R) VIP Asset Manger: Growth Portfolio.............     1,628,635       4,742,996
Fidelity(R) VIP Contrafund(R) Portfolio....................    15,546,730      14,586,364
Fidelity(R) VIP Equity-Income Portfolio....................     1,473,465       2,776,858
Fidelity(R) VIP Growth & Income Portfolio..................     2,667,455       3,598,665
Fidelity(R) VIP High Income Portfoliio.....................    13,309,566      12,058,555
Fidelity(R) VIP Investment Grade Bond Portfolio............    14,644,901      13,191,223
Fidelity(R) VIP Mid Cap Portfolio..........................    19,945,360       7,654,517
Fidelity(R) VIP Money Market Portfolio.....................     4,340,432      16,810,404
Fidelity(R) VIP Value Portfolio............................     4,608,227       5,410,461
Fidelity(R) VIP Value Strategies Portfolio.................     3,639,260       5,531,611
Franklin Rising Dividends Securities.......................    17,570,948         751,136
Franklin Small Cap Value Securities........................       683,470         114,345
Frankllin Strategic Income Securities Fund.................     5,343,116         899,026
Goldman Sachs VIT Mid Cap Value Fund.......................     3,843,820         553,120
Invesco V.I. Financial Services Fund.......................     1,274,866         912,014
Invesco V.I. Global Real Estate Fund.......................     3,859,629         210,266
Invesco V.I. International Growth Fund.....................     6,597,325         358,586
Invesco V.I. Mid Cap Core Equity Fund......................     1,384,021         500,987
Invesco V.I. Small Cap Equity Fund.........................       460,349         118,043
Ivy Funds VIP Dividend Opportunities.......................     1,143,896           2,047
Ivy Funds VIP Energy.......................................     1,451,388         323,415
Ivy Funds VIP Mid Cap Growth...............................     3,585,181         205,349
Ivy Funds VIP Science and Technology.......................     4,018,159         562,225
Ivy Funds VIP Small Cap Growth.............................     1,890,216         209,073
Lazard Retirement Emerging Markets Equity Portfolio........    26,530,812       1,899,858
MFS(R) International Value Portfolio.......................    22,237,250       2,364,162
MFS(R) Investors Growth Stock Series.......................       556,008          14,555
MFS(R) Investors Trust Series..............................        90,298          32,517
MFS(R) Utilities Series....................................       107,973           1,719
Multimanager Aggressive Equity.............................    28,552,850      46,612,938
Multimanager Core Bond.....................................    31,946,073      38,776,121
Multimanager International Equity..........................     9,220,242      13,604,908
Multimanager Large Cap Core Equity.........................     1,634,161       1,383,610

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                                                                 PURCHASES        SALES
                                                                               -------------  -------------
Multimanager Large Cap Value..................................................  $ 4,191,494    $ 8,416,051
Multimanager Mid Cap Growth...................................................    4,699,961      6,971,118
Multimanager Mid Cap Value....................................................    8,828,698     12,815,856
Multimanager Multi-Sector Bond................................................   38,994,093     49,610,387
Multimanager Small Cap Growth.................................................    2,879,615      2,707,028
Multimanager Small Cap Value..................................................    7,423,237     10,205,658
Multimanager Technology.......................................................   12,127,647     23,694,258
Mutual Shares Securities Fund.................................................    7,020,908        330,905
Natural Resources Portfoliio..................................................   21,687,444     19,933,782
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio......    3,080,820        253,918
PIMCO Variable Insurance Trust Real Return Portfolio..........................   10,989,035      1,425,408
PIMCO Variable Insurance Trust Total Return Portfolio.........................   42,931,253      4,208,427
T. Rowe Price Equity Income...................................................    5,618,260        791,990
T. Rowe Price Health Sciences Portfolio.......................................      729,020         13,200
Target 2015 Allocation........................................................    5,309,273      2,685,387
Target 2025 Allocation........................................................    8,325,870      2,970,632
Target 2035 Allocation........................................................    6,806,223      1,739,828
Target 2045 Allocation........................................................    1,668,280        609,692
Templeton Developing Markets Securities Fund..................................    4,342,339        310,969
Templeton Global Bond Securities Fund.........................................   20,372,589      3,758,651
Templeton Growth Securities Fund..............................................      470,758        194,671
Van Eck VIP Global Hard Assets Fund...........................................    3,874,933        244,315
Vanguard Variable Insurance Fund - Equity Index Portfolio.....................    1,420,947        960,982

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of The Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Expenses and Related Party Transactions (Concluded)

Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


--------------------------------------------------------------------------------------------------
                                  REMOVED PORTFOLIO                SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010               MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A                   1,797,726                        13,844,070
Value -- Class A                  $      7.88                      $      23.83
Shares -- Class B                     422,792                           898,572
Value -- Class B                  $      7.72                      $      23.38
Net Assets Before Substitution    $17,430,035                      $333,482,766
Net Assets After Substitution     $        --                      $350,912,801
--------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Continued)


----------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009        EQ/ARIEL APPRECIATION II                EQ/MID CAP VALUE PLUS
                           EQ/LORD ABBETT MID CAP VALUE
                           EQ/VAN KAMPEN REAL ESTATE
----------------------------------------------------------------------------------------------------
                           EQ/ARIEL APPRECIATION II
Shares -- Class A              316,009
Value -- Class A           $      9.38
Shares -- Class B               50,411
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,438,028
Net Assets After Merger    $        --
                           EQ/LORD ABBETT MID CAP VALUE
Shares -- Class A            1,604,414
Value -- Class A           $      7.92
Shares -- Class B              117,759
Value -- Class B           $      7.93
Net Assets Before Merger   $13,640,788
Net Assets After Merger    $        --
                           EQ/VAN KAMPEN REAL ESTATE
Shares -- Class A            6,725,545                               27,541,666
Value -- Class A           $      5.48                             $       7.83
Shares -- Class B              510,838                                  785,654
Value -- Class B           $      5.48                             $       7.74
Net Assets Before Merger   $39,655,379                             $164,998,012
Net Assets After Merger    $        --                             $221,732,207
----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009        EQ/AXA ROSENBERG VALUE LONG/SHORT       EQ/PIMCO ULTRA SHORT BOND
                           EQUITY
                           EQ/SHORT DURATION BOND
----------------------------------------------------------------------------------------------------
                           EQ/AXA ROSENBERG VALUE LONG/SHORT
                           EQUITY
Shares -- Class A              594,116
Value -- Class A           $      8.63
Shares -- Class B              349,713
Value -- Class B           $      8.60
Net Assets Before Merger   $ 8,134,753
Net Assets After Merger    $        --
                           EQ/SHORT DURATION BOND
Shares -- Class A              414,390                                3,489,285
Value -- Class A           $      9.12                             $       9.95
Shares -- Class B              177,824                                1,733,884
Value -- Class B           $      9.13                             $       9.95
Net Assets Before Merger   $ 5,401,645                             $ 38,445,299
Net Assets After Merger    $        --                             $ 51,981,697
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009         MULTIMANAGER HEALTH CARE               MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
Shares -- Class A            2,349,607                               14,641,928
Value -- Class A           $      9.21                             $      22.08
Shares -- Class B              657,157                                  812,579
Value -- Class B           $      9.02                             $      21.67
Net Assets Before Merger   $27,567,437                             $313,355,842
Net Assets After Merger    $        --                             $340,923,279
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Continued)


---------------------------------------------------------------------------------------
                            REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND    EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------
Shares -- Class B            1,058,150                             3,202,885
Value -- Class B            $     3.99                           $      9.19
Net Assets Before Merger    $4,222,019                           $25,212,495
Net Assets After Merger     $       --                           $29,434,514
---------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/LONG TERM BOND                    EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------
Shares -- Class A              195,111                             3,546,318
Value -- Class A            $    12.74                           $      9.62
Shares -- Class B              137,831                             2,203,215
Value -- Class B            $    12.74                           $      9.62
Net Assets Before Merger    $4,241,681                           $51,090,302
Net Assets After Merger     $       --                           $55,331,983

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                             MORTALITY AND EXPENSE       MORTALITY     ADMINISTRATIVE     TOTAL
                                                          --------------------------- --------------- ---------------- ----------
Accumulator Life.........................................        varies (b)(d)           varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000......................          0.60% (a)                  --              --           0.60%
Incentive Life '02.......................................        varies (b)(g)                --              --           0.80%
Incentive Life '06.......................................          0.85%(b)(e)                --              --           0.85%
Survivorship Incentive Life '02..........................          0.90%(b)(m)                --              --           0.90%
Paramount Life...........................................          0.60%(a)                   --              --           0.60%
Incentive Life Plus Original Series......................          0.60%(b)                   --              --           0.60%
Incentive Life COLI......................................          0.60%(b)                   --              --           0.60%
Incentive Life COLI '04..................................          0.75%(b)(c)                --              --           0.75%
Survivorship Incentive Life 1999.........................          0.60%(a)                   --              --           0.60%
Survivorship 2000........................................          0.90%(a)                   --              --           0.90%
IL Legacy................................................          1.75%(b)(h)                --              --           1.75%
IL Legacy II.............................................          0.85%(b)(i)(l)             --              --           0.85%
IL Protector.............................................          0.80%(a)                   --              --           0.80%
SP-Flex..................................................          0.85%(a)                 0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................          0.85%(b)(e)(l)         --              --               0.85%
Incentive Life Optimizer II..............................          0.85%(b)(e)(l)         --              --               0.85%
Survivorship Incentive Life(R) Legacy....................          0.55%(b)(j)            --              --               0.55%
Corporate Owned Incentive Life(R)........................          0.35%(b)(k)            --              --               0.35%

----------------------

(a) Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.

(c) Policy years 1-5 0.75% (1.00% maximum)
    Policy years 6-20 0.55% (0.75% maximum)
    Policy years 21+ 0.35% (0.50% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
    Policy years 11+ 0.30% to 0.50% maximum

(e) Policy years 1-8 0.85% (1.00% maximum)
    Policy years 9-10 0.00% (1.00% maximum)
    Policy years 11+ 0.00% (0.50% maximum)

(f) Policy years 1-10 0.72% to 1.73%
    Policy years 11+ 0.11% to 0.32%

(g) Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)

(h) Policy years 1-10 1.75% (maximum and current)
    Policy years 11-20 0.25% (0.50% maximum)
    Policy Years 21+ 0.00% (0.50% maximum)

(i) Policy years 1-15 0.85% (maximum and current)
    Policy years 16+ 0.00% (0.85% maximum)
    For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j) Policy years 1-15 0.55% (maximum and current)
    Policy years 16+ 0.05% (0.55% maximum)
    For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k) Policy years 1-10 0.35% (0.50% maximum)
    Policy years 11+ 0.10% (0.35% maximum)

(l) For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.

(m) Policy year 1-15 0.90% (maximum)
    Policy year 16+ 60% or 30% depending (90% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
(2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL Optimizer, IL Optimizer II, and IL Legacy II policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


CHARGES                                      WHEN CHARGE IS DEDUCTED
------------------------------------------- -------------------------
Riders                                      Monthly

Death Benefit Guarantee (Guaranteed         Monthly
Minimum Death Benefit Charge)

Charge for State and Local Tax Expense      At time of premium
                                            payment

Charge for Federal Tax Expenses             At time of premium
                                            payment

Premium Charge                              At time of premium
                                            payment

Monthly administrative charges              Monthly

Cost of Insurance (COI) and Rating          Monthly
charge

Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on Contract

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year



CHARGES                                                          AMOUNT DEDUCTED                           HOW DEDUCTED
------------------------------------------- -------------------------------------------------------- -----------------------
Riders                                      Amount varies depending on the specifics of your         Unit liquidation from
                                            policy. Depending on the rider, may be additional        account value
                                            charges deducted from premiums.

Death Benefit Guarantee (Guaranteed         LOW - $0.01 for each $1,000 of face amount of            Unit liquidation from
Minimum Death Benefit Charge)               the policy.                                              account value

                                            HIGH - $0.02 for each $1,000 of face amount of
                                            the policy.

Charge for State and Local Tax Expense      Varies by state of residence of insured person.          Deducted from
                                                                                                     premium

Charge for Federal Tax Expenses             1.25%                                                    Deducted from
                                                                                                     premium

Premium Charge                              Depending on the policy, varies from a flat fee of $2    Deducted from
                                            to $250 to a range of 2.25% to 30% on premiums           premium

Monthly administrative charges              LOW - $5 per month                                       Unit liquidation from
                                                                                                     account value
                                            HIGH - Depending on face amount, policyholder
                                            age at issue and policy year, up to $55 per month.

                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            $ 0.70

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.        Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge             account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges if applicable is set     Unit liquidation from
face amount of policy during the first 10   forth in your policy.                                    account value
or 15 years depending on Contract

Partial Withdrawal                          $25 ( or if less, 2% of the withdrawal), if applicable   Unit liquidation from
                                                                                                     account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not           Unit liquidation from
                                            more than $250 in total), if applicable                  account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which          Unit liquidation from
                                            after the third year declines if applicable              account value

                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          LOW - $25 after 12 transfers if applicable               Unit liquidation from
per policy year                                                                                      account value
                                            HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
ALL ASSET ALLOCATION
--------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 108.07             --                 --            --           17.91%
         Highest contract charge 0.90% Class B (y)   $ 107.40             --                 --            --           17.27%
         All contract charges                              --             15            $ 1,660          4.25%             --
AMERICAN CENTURY
----------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class II (y)   $ 106.72             --                 --            --           18.21%
         Highest contract charge 0.90% Class II (y)  $ 106.06             --                 --            --           17.57%
         All contract charges                              --            107            $11,195          2.28%             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 147.57             --                 --            --           13.36%
         Highest contract charge 0.90% Class A       $ 138.21             --                 --            --           12.34%
         All contract charges                              --            517            $73,607          1.76%             --
  2009   Lowest contract charge 0.00% Class A        $ 130.17             --                 --            --           27.60%
         Highest contract charge 0.90% Class A       $ 123.02             --                 --            --           26.45%
         All contract charges                              --            541            $68,292          1.23%             --
  2008   Lowest contract charge 0.00% Class A        $ 102.02             --                 --            --          (39.04)%
         Highest contract charge 0.90% Class A       $  97.29             --                 --            --          (39.59)%
         All contract charges                              --            557            $55,039          1.79%             --
  2007   Lowest contract charge 0.00% Class A        $ 167.36             --                 --            --            6.44%
         Highest contract charge 0.90% Class A       $ 161.05             --                 --            --            5.47%
         All contract charges                              --            458            $75,012          3.31%             --
  2006   Lowest contract charge 0.00% Class A        $ 157.24             --                 --            --           18.18%
         Highest contract charge 0.90% Class A       $ 152.70             --                 --            --           17.12%
         All contract charges                              --            233            $36,082          3.64%             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $ 144.93             --                 --            --           13.08%
         Highest contract charge 0.90% Class B       $ 135.74             --                 --            --           12.06%
         All contract charges                              --            383            $55,053          1.76%             --
  2009   Lowest contract charge 0.00% Class B        $ 128.17             --                 --            --           27.28%
         Highest contract charge 0.90% Class B       $ 121.13             --                 --            --           26.13%
         All contract charges                              --            342            $43,394          1.23%             --
  2008   Lowest contract charge 0.00% Class B        $ 100.70             --                 --            --          (39.19)%
         Highest contract charge 0.90% Class B       $  96.03             --                 --            --          (39.74)%
         All contract charges                              --            242            $24,066          1.79%             --
  2007   Lowest contract charge 0.00% Class B        $ 165.60             --                 --            --            6.17%
         Highest contract charge 0.90% Class B       $ 159.36             --                 --            --            5.21%
         All contract charges                              --            140            $22,756          3.31%             --
  2006   Lowest contract charge 0.00% Class B        $ 155.98             --                 --            --           17.90%
         Highest contract charge 0.90% Class B       $ 151.47             --                 --            --           16.84%
         All contract charges                              --             68            $10,432          3.64%             --
AXA BALANCED STRATEGY
---------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)    $ 111.97             --                 --            --           10.05%
         Highest contract charge 0.00% Class B (w)   $ 111.97             --                 --            --           10.05%
         All contract charges                              --             15            $ 1,657          4.46%             --
  2009   Lowest contract charge 0.00% Class B (w)    $ 101.74             --                 --            --            1.85%
         Highest contract charge 0.00% Class B (w)   $ 101.74             --                 --            --            1.85%
         All contract charges                              --             --            $     8          3.59%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                      UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                   FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 133.75             --                 --            --            7.54%
         Highest contract charge 0.90% Class A      $ 125.26             --                 --            --            6.57%
         All contract charges                             --            165            $20,469          2.30%             --
  2009   Lowest contract charge 0.00% Class A       $ 124.37             --                 --            --           10.10%
         Highest contract charge 0.90% Class A      $ 117.54             --                 --            --            9.11%
         All contract charges                             --            235            $28,315          3.52%             --
  2008   Lowest contract charge 0.00% Class A       $ 112.96             --                 --            --          (10.80)%
         Highest contract charge 0.90% Class A      $ 107.73             --                 --            --          (11.60)%
         All contract charges                             --            122            $13,469          5.91%             --
  2007   Lowest contract charge 0.00% Class A       $ 126.63             --                 --            --            6.07%
         Highest contract charge 0.90% Class A      $ 121.86             --                 --            --            5.11%
         All contract charges                             --             73            $ 9,013          4.70%             --
  2006   Lowest contract charge 0.00% Class A       $ 119.38             --                 --            --            6.64%
         Highest contract charge 0.90% Class A      $ 115.93             --                 --            --            5.68%
         All contract charges                             --             37            $ 4,339          4.65%             --
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 131.35             --                 --            --            7.27%
         Highest contract charge 0.90% Class B      $ 123.01             --                 --            --            6.30%
         All contract charges                             --             68            $ 8,753          2.30%             --
  2009   Lowest contract charge 0.00% Class B       $ 122.45             --                 --            --            9.83%
         Highest contract charge 0.90% Class B      $ 115.72             --                 --            --            8.84%
         All contract charges                             --             57            $ 6,849          3.52%             --
  2008   Lowest contract charge 0.00% Class B       $ 111.49             --                 --            --          (11.01)%
         Highest contract charge 0.90% Class B      $ 106.32             --                 --            --          (11.82)%
         All contract charges                             --             33            $ 3,580          5.91%             --
  2007   Lowest contract charge 0.00% Class B       $ 125.29             --                 --            --            5.80%
         Highest contract charge 0.90% Class B      $ 120.57             --                 --            --            4.85%
         All contract charges                             --             12            $ 1,457          4.70%             --
  2006   Lowest contract charge 0.00% Class B       $ 118.42             --                 --            --            6.37%
         Highest contract charge 0.90% Class B      $ 115.00             --                 --            --            5.42%
         All contract charges                             --              7            $   896          4.65%             --
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 110.78             --                 --            --            9.15%
         Highest contract charge 0.00% Class B (w)  $ 110.78             --                 --            --            9.15%
         All contract charges                             --              5            $   506          3.58%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 101.49             --                 --            --            1.63%
         Highest contract charge 0.00% Class B (w)  $ 101.49             --                 --            --            1.63%
         All contract charges                             --             --            $     8          4.28%             --
AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 108.15             --                 --            --            7.28%
         Highest contract charge 0.00% Class B (w)  $ 108.15             --                 --            --            7.28%
         All contract charges                             --              6            $   696          3.35%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 100.81             --                 --            --            1.00%
         Highest contract charge 0.00% Class B (w)  $ 100.81             --                 --            --            1.00%
         All contract charges                             --             --            $     1          5.24%             --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 136.56             --                 --            --            9.34%
         Highest contract charge 0.90% Class A      $ 127.89             --                 --            --            8.36%
         All contract charges                             --            206            $25,053          1.91%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------------
                                                       UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                    FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                  ------------ -------------------- ------------ ---------------- -------------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 124.89              --                 --           --           14.70%
         Highest contract charge 0.90% Class A     $ 118.03              --                 --           --           13.67%
         All contract charges                            --             283         $   33,330         3.39%             --
  2008   Lowest contract charge 0.00% Class A      $ 108.88              --                 --           --          (19.22)%
         Highest contract charge 0.90% Class A     $ 103.83              --                 --           --          (19.95)%
         All contract charges                            --             126         $   13,363         4.59%             --
  2007   Lowest contract charge 0.00% Class A      $ 134.79              --                 --           --            5.75%
         Highest contract charge 0.90% Class A     $ 129.71              --                 --           --            4.80%
         All contract charges                            --              82         $   10,940         4.42%             --
  2006   Lowest contract charge 0.00% Class A      $ 127.46              --                 --           --            9.03%
         Highest contract charge 0.90% Class A     $ 123.77              --                 --           --            8.05%
         All contract charges                            --              44         $    5,540         3.91%             --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 134.11              --                 --           --            9.07%
         Highest contract charge 0.90% Class B     $ 125.60              --                 --           --            8.09%
         All contract charges                            --              98         $   12,914         1.91%             --
  2009   Lowest contract charge 0.00% Class B      $ 122.96              --                 --           --           14.42%
         Highest contract charge 0.90% Class B     $ 116.20              --                 --           --           13.39%
         All contract charges                            --              91         $   10,952         3.39%             --
  2008   Lowest contract charge 0.00% Class B      $ 107.46              --                 --           --          (19.43)%
         Highest contract charge 0.90% Class B     $ 102.48              --                 --           --          (20.15)%
         All contract charges                            --              54         $    5,770         4.59%             --
  2007   Lowest contract charge 0.00% Class B      $ 133.37              --                 --           --            5.49%
         Highest contract charge 0.90% Class B     $ 128.34              --                 --           --            4.54%
         All contract charges                            --              15         $    1,965         4.42%             --
  2006   Lowest contract charge 0.00% Class B      $ 126.43              --                 --           --            8.76%
         Highest contract charge 0.90% Class B     $ 122.77              --                 --           --            7.78%
         All contract charges                            --               7         $      836         3.91%             --
AXA GROWTH STRATEGY
-------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w ) $ 114.36              --                 --           --           11.69%
         Highest contract charge 0.00% Class B (w) $ 114.36              --                 --           --           11.69%
         All contract charges                           --              19         $    2,172         3.11%             --
  2009   Lowest contract charge 0.00% Class B (w)  $ 102.40              --                 --           --            2.45%
         Highest contract charge 0.00% Class B (w) $ 102.40              --                 --           --            2.45%
         All contract charges                            --               2         $      159         2.86%             --
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 287.23              --                 --           --           10.18%
         Highest contract charge 0.90% Class A     $ 263.57              --                 --           --            9.19%
         All contract charges                            --           2,084         $1,030,819         2.31%             --
  2009   Lowest contract charge 0.00% Class A      $ 260.68              --                 --           --           17.30%
         Highest contract charge 0.90% Class A     $ 241.38              --                 --           --           16.25%
         All contract charges                            --           2,251         $1,030,287         1.61%             --
  2008   Lowest contract charge 0.00% Class A      $ 222.23              --                 --           --          (24.29)%
         Highest contract charge 0.90% Class A     $ 207.64              --                 --           --          (24.97)%
         All contract charges                            --           2,411         $  962,519         3.66%             --
  2007   Lowest contract charge 0.00% Class A      $ 293.51              --                 --           --            6.54%
         Highest contract charge 0.90% Class A     $ 276.73              --                 --           --            5.58%
         All contract charges                            --           2,592         $1,387,781         3.32%             --
  2006   Lowest contract charge 0.00% Class A      $ 275.48              --                 --           --           10.60%
         Highest contract charge 0.90% Class A     $ 262.11              --                 --           --            9.60%
         All contract charges                            --           2,735         $1,392,978         2.87%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                              YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------------
                                                        UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                     FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                   ------------ -------------------- ------------ ---------------- -------------
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 141.78              --                --            --            9.91%
         Highest contract charge 0.90% Class B      $ 142.39              --                --            --            8.92%
         All contract charges                             --           1,031          $142,138          2.31%             --
  2009   Lowest contract charge 0.00% Class B       $ 128.99              --                --            --           17.01%
         Highest contract charge 0.90% Class B      $ 130.72              --                --            --           15.96%
         All contract charges                             --             926          $116,123          1.61%             --
  2008   Lowest contract charge 0.00% Class B       $ 110.24              --                --            --          (24.47)%
         Highest contract charge 0.90% Class B      $ 112.73              --                --            --          (25.16)%
         All contract charges                             --             772          $ 82,571          3.66%             --
  2007   Lowest contract charge 0.00% Class B       $ 145.96              --                --            --            6.27%
         Highest contract charge 0.90% Class B      $ 150.62              --                --            --            5.31%
         All contract charges                             --             685          $ 96,133          3.32%             --
  2006   Lowest contract charge 0.00% Class B       $ 137.35              --                --            --           10.32%
         Highest contract charge 0.90% Class B      $ 143.03              --                --            --            9.33%
         All contract charges                             --             638          $ 85,631          2.87%             --
AXA MODERATE GROWTH STRATEGY
----------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 113.12              --                --            --           10.87%
         Highest contract charge 0.00% Class B (w)  $ 113.12              --                --            --           10.87%
         All contract charges                             --              89          $ 10,098          1.88%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 102.03              --                --            --            2.11%
         Highest contract charge 0.00% Class B (w)  $ 102.03              --                --            --            2.11%
         All contract charges                             --              37          $  3,816          1.64%             --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 148.58              --                --            --           11.83%
         Highest contract charge 0.90% Class A      $ 139.16              --                --            --           10.82%
         All contract charges                             --           1,603          $226,810          1.93%             --
  2009   Lowest contract charge 0.00% Class A       $ 132.87              --                --            --           22.27%
         Highest contract charge 0.90% Class A      $ 125.57              --                --            --           21.16%
         All contract charges                             --           1,623          $208,381          1.64%             --
  2008   Lowest contract charge 0.00% Class A       $ 108.67              --                --            --          (31.61)%
         Highest contract charge 0.90% Class A      $ 103.64              --                --            --          (32.22)%
         All contract charges                             --           1,552          $164,181          2.62%             --
  2007   Lowest contract charge 0.00% Class A       $ 158.89              --                --            --            6.65%
         Highest contract charge 0.90% Class A      $ 152.90              --                --            --            5.69%
         All contract charges                             --           1,250          $194,601          3.77%             --
  2006   Lowest contract charge 0.00% Class A       $ 148.98              --                --            --           14.79%
         Highest contract charge 0.90% Class A      $ 144.67              --                --            --           13.76%
         All contract charges                             --             683          $100,405          3.84%             --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 145.92              --                --            --           11.55%
         Highest contract charge 0.90% Class B      $ 136.66              --                --            --           10.55%
         All contract charges                             --           1,171          $168,831          1.93%             --
  2009   Lowest contract charge 0.00% Class B       $ 130.81              --                --            --           21.95%
         Highest contract charge 0.90% Class B      $ 123.62              --                --            --           20.85%
         All contract charges                             --           1,000          $129,202          1.64%             --
  2008   Lowest contract charge 0.00% Class B       $ 107.26              --                --            --          (31.77)%
         Highest contract charge 0.90% Class B      $ 102.29              --                --            --          (32.39)%
         All contract charges                             --             727          $ 76,912          2.62%             --
  2007   Lowest contract charge 0.00% Class B       $ 157.21              --                --            --            6.39%
         Highest contract charge 0.90% Class B      $ 151.29              --                --            --            5.43%
         All contract charges                             --             430          $ 66,580          3.77%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                    ------------ -------------------- ------------ ---------------- -------------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B        $ 147.77              --                --            --           14.50%
         Highest contract charge 0.90% Class B       $ 143.50              --                --            --           13.48%
         All contract charges                              --             199          $ 29,024          3.84%             --
AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 105.76              --                --            --           21.27%
         Highest contract charge 0.90% Class B (y)   $ 105.10              --                --            --           20.60%
         All contract charges                              --               6          $    594          0.08%             --
AXA TACTICAL MANAGER 400
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 106.93              --                --            --           21.45%
         Highest contract charge 0.90% Class B (y)   $ 106.26              --                --            --           20.79%
         All contract charges                              --               8          $    804          0.00%             --
AXA TACTICAL MANAGER 500
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 104.00              --                --            --           17.17%
         Highest contract charge 0.90% Class B (y)   $ 103.35              --                --            --           16.53%
         All contract charges                              --               6          $    618          0.47%             --
AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 105.04              --                --            --           22.34%
         Highest contract charge 0.90% Class B (y)   $ 104.38              --                --            --           21.67%
         All contract charges                              --               5          $    524          1.32%             --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class III (y)  $ 106.74              --                --            --           15.08%
         Highest contract charge 0.90% Class III (y) $ 106.74              --                --            --           15.08%
         All contract charges                              --              17          $  1,392          5.09%             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 164.85              --                --            --            5.48%
         Highest contract charge 0.90% Class A       $ 142.97              --                --            --            4.53%
         All contract charges                              --           2,357          $357,450          2.44%             --
  2009   Lowest contract charge 0.00% Class A        $ 156.28              --                --            --           27.41%
         Highest contract charge 0.90% Class A       $ 136.77              --                --            --           26.27%
         All contract charges                              --           2,669          $385,918          2.64%             --
  2008   Lowest contract charge 0.00% Class A        $ 122.66              --                --            --          (50.60)%
         Highest contract charge 0.90% Class A       $ 108.32              --                --            --          (51.04)%
         All contract charges                              --           2,982          $340,199          2.81%             --
  2007   Lowest contract charge 0.00% Class A        $ 248.28              --                --            --           12.01%
         Highest contract charge 0.90% Class A       $ 221.26              --                --            --           11.00%
         All contract charges                              --           3,274          $760,166          1.50%             --
  2006   Lowest contract charge 0.00% Class A        $ 221.66              --                --            --           23.82%
         Highest contract charge 0.90% Class A       $ 199.34              --                --            --           22.71%
         All contract charges                              --           3,392          $705,764          1.66%             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $ 112.82              --                --            --            5.21%
         Highest contract charge 0.90% Class B       $ 105.51              --                --            --            4.27%
         All contract charges                              --             482          $ 53,934          2.44%             --
  2009   Lowest contract charge 0.00% Class B        $ 107.23              --                --            --           27.09%
         Highest contract charge 0.90% Class B       $ 101.19              --                --            --           25.96%
         All contract charges                              --             524          $ 55,911          2.64%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL (CONTINUED)
----------------------------------------------
  2008   Lowest contract charge 0.00% Class B     $  84.37              --                 --            --           (50.72)%
         Highest contract charge 0.90% Class B    $  80.34              --                 --            --           (51.17)%
         All contract charges                           --             569           $ 48,080          2.81%              --
  2007   Lowest contract charge 0.00% Class B     $ 171.21              --                 --            --            11.73%
         Highest contract charge 0.90% Class B    $ 164.52              --                 --            --            10.71%
         All contract charges                           --             583           $100,264          1.50%              --
  2006   Lowest contract charge 0.00% Class B     $ 153.24              --                 --            --            23.52%
         Highest contract charge 0.90% Class B    $ 148.60              --                 --            --            22.41%
         All contract charges                           --             560           $ 86,902          1.66%              --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 250.06              --                 --            --            33.58%
         Highest contract charge 0.90% Class A    $ 220.99              --                 --            --            32.38%
         All contract charges                           --             629           $146,763          0.04%              --
  2009   Lowest contract charge 0.00% Class A     $ 187.20              --                 --            --            36.02%
         Highest contract charge 0.90% Class A    $ 166.93              --                 --            --            34.79%
         All contract charges                           --             664           $117,397          0.13%              --
  2008   Lowest contract charge 0.00% Class A     $ 137.63              --                 --            --           (44.52)%
         Highest contract charge 0.90% Class A    $ 123.85              --                 --            --           (45.02)%
         All contract charges                           --             719           $ 93,895          0.01%              --
  2007   Lowest contract charge 0.00% Class A     $ 248.07              --                 --            --            16.99%
         Highest contract charge 0.90% Class A    $ 225.25              --                 --            --            15.92%
         All contract charges                           --             776           $183,518            --               --
  2006   Lowest contract charge 0.00% Class A     $ 212.05              --                 --            --             9.27%
         Highest contract charge 0.90% Class A    $ 194.31              --                 --            --             8.28%
         All contract charges                           --             842           $170,884            --               --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 205.77              --                 --            --            33.25%
         Highest contract charge 0.90% Class B    $ 164.79              --                 --            --            32.05%
         All contract charges                           --             320           $ 55,480          0.04%              --
  2009   Lowest contract charge 0.00% Class B     $ 154.43              --                 --            --            35.68%
         Highest contract charge 0.90% Class B    $ 124.79              --                 --            --            34.46%
         All contract charges                           --             339           $ 44,293          0.13%              --
  2008   Lowest contract charge 0.00% Class B     $ 113.82              --                 --            --           (44.66)%
         Highest contract charge 0.90% Class B    $  92.81              --                 --            --           (45.16)%
         All contract charges                           --             371           $ 35,774          0.01%              --
  2007   Lowest contract charge 0.00% Class B     $ 205.66              --                 --            --            16.69%
         Highest contract charge 0.90% Class B    $ 169.23              --                 --            --            15.63%
         All contract charges                           --             384           $ 67,100            --               --
  2006   Lowest contract charge 0.00% Class B     $ 176.25              --                 --            --             9.00%
         Highest contract charge 0.90% Class B    $ 146.35              --                 --            --             8.02%
         All contract charges                           --             407           $ 61,163            --               --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A     $ 196.23              --                 --            --            12.56%
         Highest contract charge 0.60% Class A    $ 187.87              --                 --            --            11.89%
         All contract charges                           --             193           $ 28,298          1.38%              --
  2009   Lowest contract charge 0.00% Class A     $ 174.33              --                 --            --            30.60%
         Highest contract charge 0.60% Class A    $ 167.91              --                 --            --            29.82%
         All contract charges                           --             137           $ 23,060          2.76%              --
  2008   Lowest contract charge 0.00% Class A     $ 133.48              --                 --            --           (36.40)%
         Highest contract charge 0.60% Class A    $ 129.34              --                 --            --           (36.78)%
         All contract charges                           --             118           $ 15,312          1.72%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
-------------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 209.86             --                 --            --            1.43%
         Highest contract charge 0.60% Class A     $ 204.58             --                 --            --            0.82%
         All contract charges                            --             92           $ 18,777          1.08%             --
  2006   Lowest contract charge 0.00% Class A      $ 206.90             --                 --            --           21.21%
         Highest contract charge 0.60% Class A     $ 202.91             --                 --            --           20.49%
         All contract charges                            --             81           $ 16,311          2.90%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 258.94             --                 --            --           12.28%
         Highest contract charge 0.90% Class B     $ 228.85             --                 --            --           11.27%
         All contract charges                            --            676           $160,888          1.38%             --
  2009   Lowest contract charge 0.00% Class B      $ 230.61             --                 --            --           30.28%
         Highest contract charge 0.90% Class B     $ 205.66             --                 --            --           29.11%
         All contract charges                            --            658           $139,175          2.76%             --
  2008   Lowest contract charge 0.00% Class B      $ 177.01             --                 --            --          (36.56)%
         Highest contract charge 0.90% Class B     $ 159.29             --                 --            --          (37.13)%
         All contract charges                            --            668           $108,533          1.72%             --
  2007   Lowest contract charge 0.00% Class B      $ 279.01             --                 --            --            1.18%
         Highest contract charge 0.90% Class B     $ 253.37             --                 --            --            0.27%
         All contract charges                            --            716           $183,917          1.08%             --
  2006   Lowest contract charge 0.00% Class B      $ 275.76             --                 --            --           20.91%
         Highest contract charge 0.90% Class B     $ 252.70             --                 --            --           19.83%
         All contract charges                            --            768           $196,776          2.90%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 202.98             --                 --            --            6.34%
         Highest contract charge 0.60% Class A     $ 149.39             --                 --            --            5.70%
         All contract charges                            --            115           $ 21,697          0.77%             --
  2009   Lowest contract charge 0.00% Class A      $ 190.88             --                 --            --           30.59%
         Highest contract charge 0.60% Class A     $ 141.34             --                 --            --           29.80%
         All contract charges                            --            116           $ 21,409          2.15%             --
  2008   Lowest contract charge 0.00% Class A      $ 146.17             --                 --            --          (42.86)%
         Highest contract charge 0.60% Class A     $ 108.89             --                 --            --          (43.19)%
         All contract charges                            --            116           $ 16,541          2.19%             --
  2007   Lowest contract charge 0.00% Class A      $ 255.79             --                 --            --           10.47%
         Highest contract charge 0.60% Class A     $ 191.69             --                 --            --            9.80%
         All contract charges                            --            111           $ 27,712          1.92%             --
  2006   Lowest contract charge 0.00% Class A      $ 231.55             --                 --            --           25.98%
         Highest contract charge 0.60% Class A     $ 174.58             --                 --            --           25.23%
         All contract charges                            --             94           $ 21,155          3.57%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 148.80             --                 --            --            6.07%
         Highest contract charge 0.90% Class B     $ 147.37             --                 --            --            5.12%
         All contract charges                            --            707           $107,054          0.77%             --
  2009   Lowest contract charge 0.00% Class B      $ 140.29             --                 --            --           30.25%
         Highest contract charge 0.90% Class B     $ 140.20             --                 --            --           29.08%
         All contract charges                            --            806           $115,534          2.15%             --
  2008   Lowest contract charge 0.00% Class B      $ 107.71             --                 --            --          (42.99)%
         Highest contract charge 0.90% Class B     $ 108.61             --                 --            --          (43.51)%
         All contract charges                            --            841           $ 93,084          2.19%             --
  2007   Lowest contract charge 0.00% Class B      $ 188.94             --                 --            --           10.19%
         Highest contract charge 0.90% Class B     $ 192.27             --                 --            --            9.19%
         All contract charges                            --            950           $185,432          1.92%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/BLACKROCK INTERNATIONAL VALUE (CONTINUED)
--------------------------------------------
  2006   Lowest contract charge 0.00% Class B         $ 171.47             --                 --            --           25.68%
         Highest contract charge 0.90% Class B        $ 176.08             --                 --            --           24.56%
         All contract charges                               --            978           $174,081          3.57%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)     $  86.64             --                 --            --           15.99%
         Highest contract charge 0.90% Class A (a)    $  83.79             --                 --            --           14.95%
         All contract charges                               --             51           $  4,358          2.54%             --
  2009   Lowest contract charge 0.00% Class A (a)     $  74.69             --                 --            --           11.83%
         Highest contract charge 0.90% Class A (a)    $  72.89             --                 --            --           10.83%
         All contract charges                               --             57           $  4,166          2.64%             --
  2008   Lowest contract charge 0.00% Class A (a)     $  66.79             --                 --            --          (32.12)%
         Highest contract charge 0.90% Class A (a)    $  65.77             --                 --            --          (32.74)%
         All contract charges                               --             48           $  3,153          3.06%             --
  2007   Lowest contract charge 0.00% Class A (a)     $  98.40             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class A (a)    $  97.78             --                 --            --           (2.22)%
         All contract charges                         $     --             17           $  1,714          2.69%
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 119.67             --                 --            --           15.70%
         Highest contract charge 0.90% Class B (a)    $  83.01             --                 --            --           14.66%
         All contract charges                               --             63           $  7,040          2.54%             --
  2009   Lowest contract charge 0.00% Class B         $ 103.43             --                 --            --           11.55%
         Highest contract charge 0.90% Class B (a)    $  72.39             --                 --            --           10.54%
         All contract charges                               --             61           $  5,880          2.64%             --
  2008   Lowest contract charge 0.00% Class B         $  92.72             --                 --            --          (32.30)%
         Highest contract charge 0.90% Class B (a)    $  65.49             --                 --            --          (32.91)%
         All contract charges                               --             58           $  4,949          3.06%             --
  2007   Lowest contract charge 0.00% Class B         $ 136.96             --                 --            --            3.70%
         Highest contract charge 0.90% Class B (a)    $  97.61             --                 --            --           (2.39)%
         All contract charges                               --             34           $  4,423          2.69%             --
  2006   Lowest contract charge 0.00% Class B         $ 132.07             --                 --            --           15.96%
         Highest contract charge 0.00% Class B        $ 132.07             --                 --            --           15.96%
         All contract charges                               --             25           $  3,237          2.75%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A         $ 143.90             --                 --            --           12.81%
         Highest contract charge 0.00% Class A        $ 143.90             --                 --            --           12.81%
         All contract charges                               --             --           $     50          0.05%             --
  2009   Lowest contract charge 0.00% Class A         $ 127.56             --                 --            --           31.21%
         Highest contract charge 0.00% Class A        $ 127.56             --                 --            --           31.21%
         All contract charges                               --             --           $     41          0.30%             --
  2008   Lowest contract charge 0.00% Class A         $  97.22             --                 --            --          (45.08)%
         Highest contract charge 0.00% Class A        $  97.22             --                 --            --          (45.08)%
         All contract charges                               --             --           $     24          0.33%             --
  2007   Lowest contract charge 0.00% Class A         $ 177.03             --                 --            --           12.41%
         Highest contract charge 0.00% Class A        $ 177.03             --                 --            --           12.41%
         All contract charges                               --             --           $     12          0.40%             --
  2006   Lowest contract charge 0.00% Class A         $ 157.48             --                 --            --            5.45%
         Highest contract charge 0.00% Class A        $ 157.48             --                 --            --            5.45%
         All contract charges                               --             --                 --            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $  90.37             --                  --            --           12.52%
         Highest contract charge 0.90% Class B    $  81.53             --                  --            --           11.51%
         All contract charges                           --              7             $   600          0.05%             --
  2009   Lowest contract charge 0.00% Class B     $  80.31             --                  --            --           30.89%
         Highest contract charge 0.90% Class B    $  73.12             --                  --            --           29.71%
         All contract charges                           --              6             $   492          0.30%             --
  2008   Lowest contract charge 0.00% Class B     $  61.36             --                  --            --          (45.22)%
         Highest contract charge 0.90% Class B    $  56.37             --                  --            --          (45.71)%
         All contract charges                           --              7             $   401          0.33%             --
  2007   Lowest contract charge 0.00% Class B     $ 112.02             --                  --            --           12.13%
         Highest contract charge 0.90% Class B    $ 103.84             --                  --            --           11.12%
         All contract charges                           --              7             $   747          0.40%             --
  2006   Lowest contract charge 0.00% Class B     $  99.90             --                  --            --            5.23%
         Highest contract charge 0.90% Class B    $  93.45             --                  --            --            4.28%
         All contract charges                           --              2             $   233            --              --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.00% to 0.00% *
  2010   Lowest contract charge 0.00% Class A     $ 146.30             --                  --            --           13.21%
         Highest contract charge 0.00% Class A    $ 146.30             --                  --            --           13.21%
         All contract charges                           --              2             $   343          0.41%             --
  2009   Lowest contract charge 0.00% Class A     $ 129.23             --                  --            --           33.78%
         Highest contract charge 0.00% Class A    $ 129.23             --                  --            --           33.78%
         All contract charges                           --              3             $   363          0.37%             --
  2008   Lowest contract charge 0.00% Class A     $  96.60             --                  --            --          (40.25)%
         Highest contract charge 0.00% Class A    $  96.60             --                  --            --          (40.25)%
         All contract charges                           --              3             $   299          0.18%             --
  2007   Lowest contract charge 0.00% Class A     $ 161.68             --                  --            --            5.78%
         Highest contract charge 0.00% Class A    $ 161.68             --                  --            --            5.78%
         All contract charges                           --              3             $   444            --              --
  2006   Lowest contract charge 0.00% Class A     $ 152.85             --                  --            --            7.67%
         Highest contract charge 0.00% Class A    $ 152.85             --                  --            --            7.67%
         All contract charges                           --             --             $    64          0.22%             --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $  78.84             --                  --            --           12.94%
         Highest contract charge 0.90% Class B    $  81.58             --                  --            --           11.92%
         All contract charges                           --             59             $ 4,808          0.41%             --
  2009   Lowest contract charge 0.00% Class B     $  69.81             --                  --            --           33.45%
         Highest contract charge 0.90% Class B    $  72.89             --                  --            --           32.24%
         All contract charges                           --             70             $ 5,162          0.37%             --
  2008   Lowest contract charge 0.00% Class B     $  52.31             --                  --            --          (40.41)%
         Highest contract charge 0.90% Class B    $  55.12             --                  --            --          (40.95)%
         All contract charges                           --             65             $ 3,620          0.18%             --
  2007   Lowest contract charge 0.00% Class B     $  87.78             --                  --            --            5.48%
         Highest contract charge 0.90% Class B    $  93.34             --                  --            --            4.52%
         All contract charges                           --             77             $ 7,226            --              --
  2006   Lowest contract charge 0.00% Class B     $  83.22             --                  --            --            7.40%
         Highest contract charge 0.90% Class B    $  89.30             --                  --            --            6.44%
         All contract charges                           --             47             $ 4,247          0.22%             --
EQ/CAPITAL GUARDIAN RESEARCH (d)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A     $ 179.45             --                  --            --           16.09%
         Highest contract charge 0.60% Class A    $ 117.32             --                  --            --           15.39%
         All contract charges                           --             68             $10,397          0.76%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN RESEARCH (d) (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.58              --                 --           --           31.78%
         Highest contract charge 0.60% Class A     $ 101.67              --                 --           --           30.99%
         All contract charges                            --              64         $    9,138         1.18%             --
  2008   Lowest contract charge 0.00% Class A      $ 117.30              --                 --           --          (39.51)%
         Highest contract charge 0.60% Class A     $  77.62              --                 --           --          (39.87)%
         All contract charges                            --              64         $    6,892         0.93%             --
  2007   Lowest contract charge 0.00% Class A      $ 193.92              --                 --           --            1.90%
         Highest contract charge 0.60% Class A     $ 129.09              --                 --           --            1.28%
         All contract charges                            --              65         $   11,625         1.25%             --
  2006   Lowest contract charge 0.00% Class A      $ 190.31              --                 --           --           12.33%
         Highest contract charge 0.60% Class A     $ 127.46              --                 --           --           11.66%
         All contract charges                            --               5         $      729         0.57%             --
EQ/CAPITAL GUARDIAN RESEARCH (d)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 136.67              --                 --           --           15.80%
         Highest contract charge 0.90% Class B     $ 123.35              --                 --           --           14.76%
         All contract charges                            --             645         $   82,860         0.76%             --
  2009   Lowest contract charge 0.00% Class B      $ 118.02              --                 --           --           31.46%
         Highest contract charge 0.90% Class B     $ 107.49              --                 --           --           30.28%
         All contract charges                            --             739         $   82,540         1.18%             --
  2008   Lowest contract charge 0.00% Class B      $  89.78              --                 --           --          (39.66)%
         Highest contract charge 0.90% Class B     $  82.51              --                 --           --          (40.21)%
         All contract charges                            --             839         $   71,731         0.93%             --
  2007   Lowest contract charge 0.00% Class B      $ 148.80              --                 --           --            1.66%
         Highest contract charge 0.90% Class B     $ 137.99              --                 --           --            0.73%
         All contract charges                            --             991         $  141,208         1.25%             --
  2006   Lowest contract charge 0.00% Class B      $ 146.37              --                 --           --           12.06%
         Highest contract charge 0.90% Class B     $ 136.99              --                 --           --           11.05%
         All contract charges                            --             631         $   88,935         0.57%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 309.36              --                 --           --           16.16%
         Highest contract charge 0.90% Class A     $ 335.41              --                 --           --           15.11%
         All contract charges                            --           2,104         $1,268,082         1.50%             --
  2009   Lowest contract charge 0.00% Class A      $ 266.33              --                 --           --           28.65%
         Highest contract charge 0.90% Class A     $ 291.37              --                 --           --           27.49%
         All contract charges                            --           2,319         $1,221,065         1.98%             --
  2008   Lowest contract charge 0.00% Class A      $ 207.02              --                 --           --          (43.66)%
         Highest contract charge 0.90% Class A     $ 228.54              --                 --           --          (44.16)%
         All contract charges                            --           2,570         $1,063,965         1.76%             --
  2007   Lowest contract charge 0.00% Class A      $ 367.42              --                 --           --            3.74%
         Highest contract charge 0.90% Class A     $ 409.31              --                 --           --            2.80%
         All contract charges                            --           2,851         $2,121,464         1.21%             --
  2006   Lowest contract charge 0.00% Class A      $ 354.17              --                 --           --           10.96%
         Highest contract charge 0.90% Class A     $ 398.15              --                 --           --            9.97%
         All contract charges                            --           3,107         $2,255,277         1.42%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $  96.85              --                 --           --           15.87%
         Highest contract charge 0.90% Class B     $ 104.82              --                 --           --           14.83%
         All contract charges                            --           1,377         $  148,154         1.50%             --
  2009   Lowest contract charge 0.00% Class B      $  83.59              --                 --           --           28.32%
         Highest contract charge 0.90% Class B     $  91.28              --                 --           --           27.17%
         All contract charges                            --           1,434         $  134,673         1.98%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/COMMON STOCK INDEX (CONTINUED)
---------------------------------
  2008   Lowest contract charge 0.00% Class B     $  65.14               --                --            --           (43.79)%
         Highest contract charge 0.90% Class B    $  71.78               --                --            --           (44.30)%
         All contract charges                           --            1,545          $114,072          1.76%              --
  2007   Lowest contract charge 0.00% Class B     $ 115.89               --                --            --             3.48%
         Highest contract charge 0.90% Class B    $ 128.87               --                --            --             2.54%
         All contract charges                           --            1,632          $215,773          1.21%              --
  2006   Lowest contract charge 0.00% Class B     $ 111.99               --                --            --            10.69%
         Highest contract charge 0.90% Class B    $ 125.68               --                --            --             9.70%
         All contract charges                           --            1,728          $222,898          1.42%              --
EQ/CORE BOND INDEX (i) (s)
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 121.69               --                --            --             6.04%
         Highest contract charge 0.90% Class A    $ 117.17               --                --            --             5.09%
         All contract charges                           --              281          $ 36,552          2.41%              --
  2009   Lowest contract charge 0.00% Class A     $ 114.76               --                --            --             2.93%
         Highest contract charge 0.90% Class A    $ 111.50               --                --            --             1.85%
         All contract charges                           --              277          $ 34,011          2.63%              --
  2008   Lowest contract charge 0.00% Class A     $ 111.49               --                --            --            (8.70)%
         Highest contract charge 0.60% Class A    $ 114.58               --                --            --            (9.24)%
         All contract charges                           --              177          $ 19,837          4.36%              --
  2007   Lowest contract charge 0.00% Class A     $ 122.11               --                --            --             3.35%
         Highest contract charge 0.60% Class A    $ 126.25               --                --            --             2.73%
         All contract charges                           --              183          $ 22,459          4.85%              --
  2006   Lowest contract charge 0.00% Class A     $ 118.15               --                --            --             4.31%
         Highest contract charge 0.60% Class A    $ 122.90               --                --            --             3.68%
         All contract charges                           --              144          $ 17,085          5.07%              --
EQ/CORE BOND INDEX (i) (s)
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 126.76               --                --            --             5.78%
         Highest contract charge 0.90% Class B    $ 141.79               --                --            --             4.83%
         All contract charges                           --              134          $ 18,791          2.41%              --
  2009   Lowest contract charge 0.00% Class B     $ 119.83               --                --            --             2.69%
         Highest contract charge 0.90% Class B    $ 135.26               --                --            --             1.76%
         All contract charges                           --              148          $ 19,669          2.63%              --
  2008   Lowest contract charge 0.00% Class B     $ 116.70               --                --            --            (8.93)%
         Highest contract charge 0.90% Class B    $ 132.92               --                --            --            (9.76)%
         All contract charges                           --              231          $ 30,469          4.36%              --
  2007   Lowest contract charge 0.00% Class B     $ 128.15               --                --            --             3.11%
         Highest contract charge 0.90% Class B    $ 147.29               --                --            --             2.17%
         All contract charges                           --              266            39,114          4.85%              --
  2006   Lowest contract charge 0.00% Class B     $ 124.29               --                --            --             4.06%
         Highest contract charge 0.90% Class B    $ 144.16               --                --            --             3.13%
         All contract charges                           --              225          $ 32,545          5.07%              --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 346.06               --                --            --            14.67%
         Highest contract charge 0.90% Class A    $ 300.32               --                --            --            13.63%
         All contract charges                           --            1,432          $460,626          1.63%              --
  2009   Lowest contract charge 0.00% Class A     $ 301.80               --                --            --            26.18%
         Highest contract charge 0.90% Class A    $ 264.28               --                --            --            25.04%
         All contract charges                           --            1,537          $434,234          2.17%              --
  2008   Lowest contract charge 0.00% Class A     $ 239.18               --                --            --           (37.17)%
         Highest contract charge 0.90% Class A    $ 211.35               --                --            --           (37.73)%
         All contract charges                           --            1,683          $378,210          1.89%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/EQUITY 500 INDEX (CONTINUED)
-------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 380.65              --                --            --            5.22%
         Highest contract charge 0.90% Class A     $ 339.42              --                --            --            4.27%
         All contract charges                            --           1,757          $629,598          1.54%             --
  2006   Lowest contract charge 0.00% Class A      $ 361.77              --                --            --           15.38%
         Highest contract charge 0.90% Class A     $ 325.53              --                --            --           14.34%
         All contract charges                            --           1,865          $637,198          1.75%             --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 105.01              --                --            --           14.38%
         Highest contract charge 0.90% Class B     $ 112.13              --                --            --           13.35%
         All contract charges                            --           1,034          $105,553          1.63%             --
  2009   Lowest contract charge 0.00% Class B      $  91.81              --                --            --           25.87%
         Highest contract charge 0.90% Class B     $  98.92              --                --            --           24.73%
         All contract charges                            --           1,049          $ 93,840          2.17%             --
  2008   Lowest contract charge 0.00% Class B      $  72.94              --                --            --          (37.33)%
         Highest contract charge 0.90% Class B     $  79.31              --                --            --          (37.88)%
         All contract charges                            --           1,013          $ 72,180          1.89%             --
  2007   Lowest contract charge 0.00% Class B      $ 116.38              --                --            --            4.95%
         Highest contract charge 0.90% Class B     $ 127.68              --                --            --            4.00%
         All contract charges                            --           1,054          $119,906          1.54%             --
  2006   Lowest contract charge 0.00% Class B      $ 110.89              --                --            --           15.09%
         Highest contract charge 0.90% Class B     $ 122.77              --                --            --           14.06%
         All contract charges                            --           1,078          $118,004          1.75%             --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 173.25              --                --            --           15.43%
         Highest contract charge 0.60% Class A     $ 165.86              --                --            --           14.74%
         All contract charges                            --             204          $ 35,000          0.35%             --
  2009   Lowest contract charge 0.00% Class A      $ 150.08              --                --            --           27.85%
         Highest contract charge 0.60% Class A     $ 144.56              --                --            --           27.08%
         All contract charges                            --             227          $ 33,783          0.92%             --
  2008   Lowest contract charge 0.00% Class A      $ 117.39              --                --            --          (40.15)%
         Highest contract charge 0.60% Class A     $ 113.75              --                --            --          (40.51)%
         All contract charges                            --             232          $ 26,902          1.01%             --
  2007   Lowest contract charge 0.00% Class A      $ 196.14              --                --            --           14.33%
         Highest contract charge 0.60% Class A     $ 191.21              --                --            --           13.64%
         All contract charges                            --             198          $ 38,456          0.24%             --
  2006   Lowest contract charge 0.00% Class A      $ 171.56              --                --            --            9.59%
         Highest contract charge 0.60% Class A     $ 168.26              --                --            --            8.94%
         All contract charges                            --             166          $ 28,114          0.79%             --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 165.32              --                --            --           15.26%
         Highest contract charge 0.90% Class B     $ 152.06              --                --            --           14.22%
         All contract charges                            --             570          $ 90,086          0.35%             --
  2009   Lowest contract charge 0.00% Class B      $ 143.43              --                --            --           27.81%
         Highest contract charge 0.90% Class B     $ 133.13              --                --            --           26.66%
         All contract charges                            --             686          $ 94,638          0.92%             --
  2008   Lowest contract charge 0.00% Class B      $ 112.22              --                --            --          (40.29)%
         Highest contract charge 0.90% Class B     $ 105.11              --                --            --          (40.83)%
         All contract charges                            --             803          $ 86,963          1.01%             --
  2007   Lowest contract charge 0.00% Class B      $ 187.95              --                --            --           14.05%
         Highest contract charge 0.90% Class B     $ 177.63              --                --            --           13.01%
         All contract charges                            --             778          $141,730          0.24%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/EQUITY GROWTH PLUS (CONTINUED)
---------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 164.80             --                 --            --            9.32%
         Highest contract charge 0.90% Class B         $ 157.18             --                 --            --            8.34%
         All contract charges                                --            777           $124,514          0.79%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A          $ 105.35             --                 --            --            9.46%
         Highest contract charge 0.00% Class A         $ 105.35             --                 --            --            9.46%
         All contract charges                                --              2           $    222          0.00%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 135.51             --                 --            --            9.62%
         Highest contract charge 0.90% Class B (a)     $ 105.08             --                 --            --            8.64%
         All contract charges                                --             86           $  9,576          0.00%             --
  2009   Lowest contract charge 0.00% Class B          $ 123.62             --                 --            --           16.63%
         Highest contract charge 0.90% Class B (a)     $  96.72             --                 --            --           15.57%
         All contract charges                                --             64           $  6,599            --              --
  2008   Lowest contract charge 0.00% Class B          $ 105.99             --                 --            --          (13.83)%
         Highest contract charge 0.90% Class B (a)     $  83.69             --                 --            --          (14.59)%
         All contract charges                                --             45           $  3,909          0.62%             --
  2007   Lowest contract charge 0.00% Class B          $ 123.00             --                 --            --            3.43%
         Highest contract charge 0.90% Class B (a)     $  97.99             --                 --            --           (2.01)%
         All contract charges                                --             24           $  2,454          1.65%             --
  2006   Lowest contract charge 0.00% Class B          $ 118.92             --                 --            --           12.21%
         Highest contract charge 0.00% Class B         $ 118.92             --                 --            --           12.21%
         All contract charges                                --              1           $     96          9.35%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (y)      $ 113.54             --                 --            --           28.64%
         Highest contract charge 0.00% Class A (y)     $ 113.54             --                 --            --           28.64%
         All contract charges                                --             20           $  1,661          0.43%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 200.19             --                 --            --           32.64%
         Highest contract charge 0.90% Class B (a)     $ 126.46             --                 --            --           31.45%
         All contract charges                                --            629           $ 93,432          0.43%             --
  2009   Lowest contract charge 0.00% Class B          $ 150.93             --                 --            --           41.45%
         Highest contract charge 0.90% Class B (a)     $  96.20             --                 --            --           40.18%
         All contract charges                                --            446           $ 51,042          0.49%             --
  2008   Lowest contract charge 0.00% Class B          $ 106.70             --                 --            --          (30.66)%
         Highest contract charge 0.90% Class B (a)     $  68.63             --                 --            --          (31.28)%
         All contract charges                                --            319           $ 26,043          0.74%             --
  2007   Lowest contract charge 0.00% Class B          $ 153.87             --                 --            --            9.30%
         Highest contract charge 0.90% Class B (a)     $  99.87             --                 --            --           (0.13)%
         All contract charges                                --            168           $ 20,185          0.78%             --
  2006   Lowest contract charge 0.00% Class B          $ 140.78             --                 --            --           18.83%
         Highest contract charge 0.00% Class B         $ 140.78             --                 --            --           18.83%
         All contract charges                                --             30           $  4,235          1.68%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (k)      $ 133.63             --                 --            --            6.55%
         Highest contract charge 0.90% Class A (a)     $ 121.03             --                 --            --            5.59%
         All contract charges                                --            191           $ 24,582          2.75%             --
  2009   Lowest contract charge 0.00% Class A (k)      $ 125.42             --                 --            --            2.29%
         Highest contract charge 0.90% Class A (a)     $ 114.62             --                 --            --            1.36%
         All contract charges                                --            201           $ 24,221          0.80%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/GLOBAL BOND PLUS (CONTINUED)
-------------------------------
  2008   Lowest contract charge 0.00% Class A (k)       $ 122.61              --                --            --            6.75%
         Highest contract charge 0.90% Class A (a)      $ 113.08              --                --            --            5.79%
         All contract charges                                 --             196          $ 23,223         20.80%             --
  2007   Lowest contract charge 0.00% Class A (k)       $ 114.86              --                --            --            9.59%
         Highest contract charge 0.90% Class A (a)      $ 106.89              --                --            --            6.89%
         All contract charges                                 --              50          $  5,603          7.15%             --
  2006   Lowest contract charge 0.00% Class A (k)       $ 104.81              --                --            --            4.81%
         Highest contract charge 0.00% Class A (k)      $ 104.81              --                --            --            4.81%
         All contract charges                                 --               2          $    209          0.59%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 127.62              --                --            --            6.31%
         Highest contract charge 0.90% Class B (a)      $ 119.86              --                --            --            5.35%
         All contract charges                                 --              70          $  8,651          2.75%             --
  2009   Lowest contract charge 0.00% Class B           $ 120.05              --                --            --            1.96%
         Highest contract charge 0.90% Class B (a)      $ 113.78              --                --            --            1.05%
         All contract charges                                 --              68          $  7,911          0.80%             --
  2008   Lowest contract charge 0.00% Class B           $ 117.74              --                --            --            6.48%
         Highest contract charge 0.90% Class B (a)      $ 112.59              --                --            --            5.52%
         All contract charges                                 --              56          $  6,292         20.80%             --
  2007   Lowest contract charge 0.00% Class B           $ 110.57              --                --            --            9.31%
         Highest contract charge 0.90% Class B (a)      $ 106.70              --                --            --            6.70%
         All contract charges                                 --               8          $    832          7.15%             --
  2006   Lowest contract charge 0.00% Class B           $ 101.15              --                --            --            3.42%
         Highest contract charge 0.00% Class B          $ 101.15              --                --            --            3.42%
         All contract charges                                 --               1          $     61            --              --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A           $ 403.34              --                --            --           11.68%
         Highest contract charge 0.00% Class A          $ 403.34              --                --            --           11.68%
         All contract charges                                 --             107          $ 36,616          1.07%             --
  2009   Lowest contract charge 0.00% Class A           $ 361.16              --                --            --           50.32%
         Highest contract charge 0.00% Class A          $ 361.16              --                --            --           50.32%
         All contract charges                                 --             102          $ 34,388          1.35%             --
  2008   Lowest contract charge 0.00% Class A           $ 240.26              --                --            --          (57.25)%
         Highest contract charge 0.00% Class A          $ 240.26              --                --            --          (57.25)%
         All contract charges                                 --              94          $ 21,131          0.16%             --
  2007   Lowest contract charge 0.00% Class A           $ 562.02              --                --            --           42.38%
         Highest contract charge 0.00% Class A          $ 562.02              --                --            --           42.38%
         All contract charges                                 --              86          $ 45,275            --              --
  2006   Lowest contract charge 0.00% Class A           $ 394.74              --                --            --           37.41%
         Highest contract charge 0.00% Class A          $ 394.74              --                --            --           37.41%
         All contract charges                                 --              71          $ 26,199          0.44%             --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 216.87              --                --            --           11.45%
         Highest contract charge 0.90% Class B          $ 192.18              --                --            --           10.45%
         All contract charges                                 --             912          $188,318          1.07%             --
  2009   Lowest contract charge 0.00% Class B           $ 194.58              --                --            --           50.06%
         Highest contract charge 0.90% Class B          $ 174.00              --                --            --           48.72%
         All contract charges                                 --           1,092          $202,525          1.35%             --
  2008   Lowest contract charge 0.00% Class B           $ 129.67              --                --            --          (57.35)%
         Highest contract charge 0.90% Class B          $ 117.00              --                --            --          (57.74)%
         All contract charges                                 --           1,094          $135,457          0.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/GLOBAL MULTI-SECTOR EQUITY (CONTINUED)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 304.02              --                --            --          42.02%
         Highest contract charge 0.90% Class B     $ 276.83              --                --            --          40.74%
         All contract charges                            --           1,247          $363,699            --             --
  2006   Lowest contract charge 0.00% Class B      $ 214.07              --                --            --          37.05%
         Highest contract charge 0.90% Class B     $ 196.70              --                --            --          35.82%
         All contract charges                            --           1,220          $251,522          0.44%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 218.78              --                --            --           4.48%
         Highest contract charge 0.90% Class A     $ 197.67              --                --            --           3.54%
         All contract charges                            --             354          $ 79,719          1.28%            --
  2009   Lowest contract charge 0.00% Class A      $ 209.40              --                --            --          (2.03)%
         Highest contract charge 0.90% Class A     $ 190.91              --                --            --          (2.91)%
         All contract charges                            --             410          $ 89,577          1.14%            --
  2008   Lowest contract charge 0.00% Class A      $ 213.74              --                --            --           3.85%
         Highest contract charge 0.90% Class A     $ 196.64              --                --            --           2.92%
         All contract charges                            --             514          $115,434          3.43%            --
  2007   Lowest contract charge 0.00% Class A      $ 205.81              --                --            --           7.13%
         Highest contract charge 0.90% Class A     $ 191.07              --                --            --           6.17%
         All contract charges                            --             514          $111,848          4.67%            --
  2006   Lowest contract charge 0.00% Class A      $ 192.11              --                --            --           3.39%
         Highest contract charge 0.90% Class A     $ 179.97              --                --            --           2.46%
         All contract charges                            --             519          $106,196          4.12%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 157.49              --                --            --           4.22%
         Highest contract charge 0.90% Class B     $ 144.85              --                --            --           3.28%
         All contract charges                            --             169          $ 24,989          1.28%            --
  2009   Lowest contract charge 0.00% Class B      $ 151.12              --                --            --          (2.27)%
         Highest contract charge 0.90% Class B     $ 140.25              --                --            --          (3.15)%
         All contract charges                            --             170          $ 24,147          1.14%            --
  2008   Lowest contract charge 0.00% Class B      $ 154.63              --                --            --           3.59%
         Highest contract charge 0.90% Class B     $ 144.81              --                --            --           2.66%
         All contract charges                            --             194          $ 28,362          3.43%            --
  2007   Lowest contract charge 0.00% Class B      $ 149.27              --                --            --           6.87%
         Highest contract charge 0.90% Class B     $ 141.06              --                --            --           5.90%
         All contract charges                            --             220          $ 31,242          4.67%            --
  2006   Lowest contract charge 0.00% Class B      $ 139.68              --                --            --           3.12%
         Highest contract charge 0.90% Class B     $ 133.20              --                --            --           2.20%
         All contract charges                            --             220          $ 29,485          4.12%            --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 215.36              --                --            --           9.48%
         Highest contract charge 0.60% Class A     $ 160.41              --                --            --           8.83%
         All contract charges                            --              30          $  6,193          1.85%            --
  2009   Lowest contract charge 0.00% Class A      $ 196.72              --                --            --          35.64%
         Highest contract charge 0.60% Class A     $ 147.40              --                --            --          34.82%
         All contract charges                            --              21          $  3,994          3.66%            --
  2008   Lowest contract charge 0.00% Class A      $ 145.03              --                --            --         (44.69)%
         Highest contract charge 0.60% Class A     $ 109.33              --                --            --         (45.02)%
         All contract charges                            --              10          $  1,280          1.91%            --
  2007   Lowest contract charge 0.00% Class A      $ 262.21              --                --            --          15.52%
         Highest contract charge 0.60% Class A     $ 198.86              --                --            --          14.83%
         All contract charges                            --               3          $    639          0.44%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/INTERNATIONAL CORE PLUS (CONTINUED)
--------------------------------------
  2006   Lowest contract charge 0.00% Class A          $ 226.98             --                 --            --           19.54%
         Highest contract charge 0.60% Class A         $ 173.18             --                 --            --           18.83%
         All contract charges                                --              2            $   328          1.55%             --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 139.91             --                 --            --            9.22%
         Highest contract charge 0.90% Class B         $ 125.87             --                 --            --            8.24%
         All contract charges                                --            200            $26,624          1.85%             --
  2009   Lowest contract charge 0.00% Class B          $ 128.10             --                 --            --           35.34%
         Highest contract charge 0.90% Class B         $ 116.29             --                 --            --           34.12%
         All contract charges                                --            197            $23,921          3.66%             --
  2008   Lowest contract charge 0.00% Class B          $  94.65             --                 --            --          (44.86)%
         Highest contract charge 0.90% Class B         $  86.71             --                 --            --          (45.35)%
         All contract charges                                --            150            $13,439          1.91%             --
  2007   Lowest contract charge 0.00% Class B          $ 171.65             --                 --            --           15.23%
         Highest contract charge 0.90% Class B         $ 158.67             --                 --            --           14.18%
         All contract charges                                --             98             16,036          0.44%             --
  2006   Lowest contract charge 0.00% Class B          $ 148.97             --                 --            --           19.24%
         Highest contract charge 0.90% Class B         $ 138.96             --                 --            --           18.17%
         All contract charges                                --             88            $12,570          1.55%             --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 159.59             --                 --            --           14.94%
         Highest contract charge 0.90% Class B (a)     $  96.72             --                 --            --           13.91%
         All contract charges                                --            283            $29,996          0.91%             --
  2009   Lowest contract charge 0.00% Class B          $ 138.85             --                 --            --           37.24%
         Highest contract charge 0.90% Class B (a)     $  84.91             --                 --            --           36.00%
         All contract charges                                --            249            $22,625          1.45%             --
  2008   Lowest contract charge 0.00% Class B          $ 101.17             --                 --            --          (40.28)%
         Highest contract charge 0.90% Class B (a)     $  62.43             --                 --            --          (40.81)%
         All contract charges                                --            156            $10,229          1.12%             --
  2007   Lowest contract charge 0.00% Class B          $ 169.40             --                 --            --           16.20%
         Highest contract charge 0.90% Class B (a)     $ 105.48             --                 --            --            5.48%
         All contract charges                                --             95            $10,270          1.22%             --
  2006   Lowest contract charge 0.00% Class B          $ 145.78             --                 --            --           25.64%
         Highest contract charge 0.00% Class B         $ 145.78             --                 --            --           25.64%
         All contract charges                                --              1            $    79          1.24%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A          $ 173.00             --                 --            --           12.61%
         Highest contract charge 0.00% Class A         $ 173.00             --                 --            --           12.61%
         All contract charges                                --             12            $ 1,834          1.26%             --
  2009   Lowest contract charge 0.00% Class A          $ 153.64             --                 --            --           32.64%
         Highest contract charge 0.00% Class A         $ 153.64             --                 --            --           32.64%
         All contract charges                                --              7            $   941          1.53%             --
  2008   Lowest contract charge 0.00% Class A          $ 115.83             --                 --            --          (39.62)%
         Highest contract charge 0.00% Class A         $ 115.83             --                 --            --          (39.62)%
         All contract charges                                --              5            $   506          1.78%             --
  2007   Lowest contract charge 0.00% Class A          $ 191.85             --                 --            --           (0.96)%
         Highest contract charge 0.00% Class A         $ 191.85             --                 --            --           (0.96)%
         All contract charges                                --              6            $   923          1.37%             --
  2006   Lowest contract charge 0.00% Class A          $ 193.71             --                 --            --           20.68%
         Highest contract charge 0.00% Class A         $ 193.71             --                 --            --           20.68%
         All contract charges                                --              2            $   361          4.75%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 162.02             --                 --            --           12.32%
         Highest contract charge 0.90% Class B     $ 143.18             --                 --            --           11.31%
         All contract charges                            --            178            $26,348          1.26%             --
  2009   Lowest contract charge 0.00% Class B      $ 144.25             --                 --            --           32.31%
         Highest contract charge 0.90% Class B     $ 128.64             --                 --            --           31.11%
         All contract charges                            --            202            $26,895          1.53%             --
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --          (39.77)%
         Highest contract charge 0.90% Class B     $  98.11             --                 --            --          (40.32)%
         All contract charges                            --            209            $20,946          1.78%             --
  2007   Lowest contract charge 0.00% Class B      $ 181.02             --                 --            --           (1.21)%
         Highest contract charge 0.90% Class B     $ 164.38             --                 --            --           (2.10)%
         All contract charges                            --            245            $41,272          1.37%             --
  2006   Lowest contract charge 0.00% Class B      $ 183.24             --                 --            --           20.38%
         Highest contract charge 0.90% Class B     $ 167.91             --                 --            --           19.30%
         All contract charges                            --            250            $42,875          4.75%             --
EQ/LARGE CAP CORE PLUS
-----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 163.37             --                 --            --           14.44%
         Highest contract charge 0.60% Class A     $ 118.06             --                 --            --           13.76%
         All contract charges                            --              4            $   522          0.92%             --
  2009   Lowest contract charge 0.00% Class A      $ 142.75             --                 --            --           26.90%
         Highest contract charge 0.60% Class A     $ 103.78             --                 --            --           26.13%
         All contract charges                            --              3            $   405          4.35%             --
  2008   Lowest contract charge 0.00% Class A      $ 112.49             --                 --            --          (37.18)%
         Highest contract charge 0.60% Class A     $  82.28             --                 --            --          (37.56)%
         All contract charges                            --              2            $   228          0.36%             --
  2007   Lowest contract charge 0.00% Class A      $ 179.08             --                 --            --            4.16%
         Highest contract charge 0.60% Class A     $ 131.77             --                 --            --            3.53%
         All contract charges                            --             --            $   164          1.29%             --
  2006   Lowest contract charge 0.00% Class A      $ 171.93             --                 --            --           13.21%
         Highest contract charge 0.60% Class A     $ 127.28             --                 --            --           12.53%
         All contract charges                            --             --            $    73          0.88%             --
EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 105.47             --                 --            --           14.19%
         Highest contract charge 0.90% Class B     $  94.99             --                 --            --           13.16%
         All contract charges                            --             73            $ 7,300          0.92%             --
  2009   Lowest contract charge 0.00% Class B      $  92.37             --                 --            --           26.52%
         Highest contract charge 0.90% Class B     $  83.94             --                 --            --           25.37%
         All contract charges                            --             95            $ 8,251          4.35%             --
  2008   Lowest contract charge 0.00% Class B      $  73.01             --                 --            --          (37.41)%
         Highest contract charge 0.90% Class B     $  66.96             --                 --            --          (37.97)%
         All contract charges                            --            102            $ 7,038          0.36%             --
  2007   Lowest contract charge 0.00% Class B      $ 116.64             --                 --            --            3.88%
         Highest contract charge 0.90% Class B     $ 107.94             --                 --            --            2.95%
         All contract charges                            --            109            $12,127          1.29%             --
  2006   Lowest contract charge 0.00% Class B      $ 112.28             --                 --            --           12.94%
         Highest contract charge 0.90% Class B     $ 104.85             --                 --            --           11.93%
         All contract charges                            --            114            $12,320          0.88%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 179.27             --                 --            --           16.24%
         Highest contract charge 0.60% Class A     $ 123.76             --                 --            --           15.54%
         All contract charges                            --             58            $ 9,763          0.99%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
-------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.23              --                --            --           36.70%
         Highest contract charge 0.60% Class A     $ 107.11              --                --            --           35.90%
         All contract charges                            --              54          $  8,163          2.21%             --
  2008   Lowest contract charge 0.00% Class A      $ 112.82              --                --            --          (36.18)%
         Highest contract charge 0.60% Class A     $  78.82              --                --            --          (36.56)%
         All contract charges                            --              50          $  5,531          0.16%             --
  2007   Lowest contract charge 0.00% Class A      $ 176.77              --                --            --           14.27%
         Highest contract charge 0.60% Class A     $ 124.25              --                --            --           13.57%
         All contract charges                            --              43          $  7,435            --              --
  2006   Lowest contract charge 0.00% Class A      $ 154.70              --                --            --           (0.28)%
         Highest contract charge 0.60% Class A     $ 109.40              --                --            --           (0.88)%
         All contract charges                            --              38          $  5,696            --              --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $  89.44              --                --            --           15.95%
         Highest contract charge 0.90% Class B     $  80.55              --                --            --           14.91%
         All contract charges                            --           1,144          $ 96,359          0.99%             --
  2009   Lowest contract charge 0.00% Class B      $  77.13              --                --            --           36.21%
         Highest contract charge 0.90% Class B     $  70.10              --                --            --           34.98%
         All contract charges                            --           1,268          $ 92,431          2.21%             --
  2008   Lowest contract charge 0.00% Class B      $  56.63              --                --            --          (36.26)%
         Highest contract charge 0.90% Class B     $  51.93              --                --            --          (36.84)%
         All contract charges                            --           1,305          $ 70,031          0.16%             --
  2007   Lowest contract charge 0.00% Class B      $  88.85              --                --            --           13.98%
         Highest contract charge 0.90% Class B     $  82.22              --                --            --           12.94%
         All contract charges                            --           1,309          $110,980            --              --
  2006   Lowest contract charge 0.00% Class B      $  77.95              --                --            --           (0.54)%
         Highest contract charge 0.90% Class B     $  72.80              --                --            --           (1.43)%
         All contract charges                            --           1,349          $100,743            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 197.97              --                --            --           14.34%
         Highest contract charge 0.60% Class A     $ 126.79              --                --            --           13.65%
         All contract charges                            --              40          $  7,400          0.38%             --
  2009   Lowest contract charge 0.00% Class A      $ 173.15              --                --            --           33.96%
         Highest contract charge 0.60% Class A     $ 111.56              --                --            --           33.16%
         All contract charges                            --              42          $  6,915          1.30%             --
  2008   Lowest contract charge 0.00% Class A      $ 129.25              --                --            --          (37.26)%
         Highest contract charge 0.60% Class A     $  83.78              --                --            --          (37.64)%
         All contract charges                            --              43          $  5,006          0.12%             --
  2007   Lowest contract charge 0.00% Class A      $ 206.02              --                --            --           15.75%
         Highest contract charge 0.60% Class A     $ 134.35              --                --            --           15.05%
         All contract charges                            --              38          $  7,370          0.37%             --
  2006   Lowest contract charge 0.00% Class A      $ 177.99              --                --            --            8.04%
         Highest contract charge 0.60% Class A     $ 116.78              --                --            --            7.40%
         All contract charges                            --              27          $  4,679            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 189.68              --                --            --           14.45%
         Highest contract charge 0.90% Class B     $ 167.62              --                --            --           13.42%
         All contract charges                            --             730          $125,022          0.38%             --
  2009   Lowest contract charge 0.00% Class B      $ 165.73              --                --            --           34.86%
         Highest contract charge 0.90% Class B     $ 147.79              --                --            --           33.65%
         All contract charges                            --             827          $124,156          1.30%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH PLUS (Continued)
------------------------------------
  2008   Lowest contract charge 0.00% Class B        $ 122.89              --                --            --           (38.23)%
         Highest contract charge 0.90% Class B       $ 110.58              --                --            --           (38.79)%
         All contract charges                              --             907          $101,392          0.12%              --
  2007   Lowest contract charge 0.00% Class B        $ 198.96              --                --            --            15.62%
         Highest contract charge 0.90% Class B       $ 180.67              --                --            --            14.58%
         All contract charges                              --             975          $177,887          0.37%              --
  2006   Lowest contract charge 0.00% Class B        $ 172.08              --                --            --             7.78%
         Highest contract charge 0.90% Class B       $ 157.68              --                --            --             6.81%
         All contract charges                              --           1,019          $161,821            --               --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)    $  54.93              --                --            --            14.89%
         Highest contract charge 0.90% Class A (a)   $  53.12              --                --            --            13.86%
         All contract charges                              --              53          $  2,883          1.78%              --
  2009   Lowest contract charge 0.00% Class A (a)    $  47.81              --                --            --            19.46%
         Highest contract charge 0.90% Class A (a)   $  46.65              --                --            --            18.38%
         All contract charges                              --              36          $  1,683         11.59%              --
  2008   Lowest contract charge 0.00% Class A (a)    $  40.02              --                --            --           (56.60)%
         Highest contract charge 0.90% Class A (a)   $  39.41              --                --            --           (56.99)%
         All contract charges                              --              29          $  1,141          2.15%              --
  2007   Lowest contract charge 0.00% Class A (a)    $  92.22              --                --            --            (7.78)%
         Highest contract charge 0.90% Class A (a)   $  91.63              --                --            --            (8.37)%
         All contract charges                              --              12          $  1,140            --               --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $  63.43              --                --            --            14.62%
         Highest contract charge 0.90% Class B (a)   $  52.64              --                --            --            13.59%
         All contract charges                              --              33          $  1,952          1.78%              --
  2009   Lowest contract charge 0.00% Class B        $  55.34              --                --            --            19.14%
         Highest contract charge 0.90% Class B (a)   $  46.34              --                --            --            18.06%
         All contract charges                              --              28          $  1,434         11.59%              --
  2008   Lowest contract charge 0.00% Class B        $  46.45              --                --            --           (56.70)%
         Highest contract charge 0.90% Class B (a)   $  39.25              --                --            --           (57.09)%
         All contract charges                              --              11          $    506          2.15%              --
  2007   Lowest contract charge 0.00% Class B        $ 107.28              --                --            --           ( 5.93)%
         Highest contract charge 0.90% Class B (a)   $  91.47              --                --            --           ( 8.53)%
         All contract charges                              --               6          $    641            --               --
  2006   Lowest contract charge 0.00% Class B        $ 114.04              --                --            --             6.83%
         Highest contract charge 0.00% Class B       $ 114.04              --                --            --             6.83%
         All contract charges                              --               3          $    286          0.05%              --
EQ/LARGE CAP VALUE PLUS (g) (j)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 154.46              --                --            --            12.90%
         Highest contract charge 0.90% Class A       $ 121.53              --                --            --            11.89%
         All contract charges                              --           2,194          $280,328          1.28%              --
  2009   Lowest contract charge 0.00% Class A        $ 136.81              --                --            --            20.61%
         Highest contract charge 0.90% Class A       $ 108.62              --                --            --            19.53%
         All contract charges                              --           2,598          $293,883          2.35%              --
  2008   Lowest contract charge 0.00% Class A        $ 113.43              --                --            --           (43.00)%
         Highest contract charge 0.90% Class A       $  90.87              --                --            --           (43.52)%
         All contract charges                              --           3,016          $282,961          3.01%              --
  2007   Lowest contract charge 0.00% Class A        $ 199.01              --                --            --            (2.94)%
         Highest contract charge 0.90% Class A       $ 160.89              --                --            --            (3.30)%
         All contract charges                              --           3,519          $ 71,098          2.48%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE PLUS (g) (j) (CONTINUED)
-------------------------------------------
  2006   Lowest contract charge 0.00% Class A           $ 207.97              --                --            --           21.70%
         Highest contract charge 0.60% Class A          $ 152.45              --                --            --           20.97%
         All contract charges                                 --             175          $ 35,192          1.69%             --
EQ/LARGE CAP VALUE PLUS (g) (j)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 115.48              --                --            --           12.68%
         Highest contract charge 0.90% Class B          $ 120.30              --                --            --           11.67%
         All contract charges                                 --             889          $110,353          1.28%             --
  2009   Lowest contract charge 0.00% Class B           $ 102.48              --                --            --           20.44%
         Highest contract charge 0.90% Class B          $ 107.73              --                --            --           19.36%
         All contract charges                                 --             984          $109,083          2.35%             --
  2008   Lowest contract charge 0.00% Class B           $  85.09              --                --            --          (43.33)%
         Highest contract charge 0.90% Class B          $  90.26              --                --            --          (43.84)%
         All contract charges                                 --           1,081          $100,115          3.01%             --
  2007   Lowest contract charge 0.00% Class B           $ 150.15              --                --            --           (4.55)%
         Highest contract charge 0.90% Class B          $ 160.72              --                --            --           (5.41)%
         All contract charges                                 --           1,181          $702,530          2.48%             --
  2006   Lowest contract charge 0.00% Class B           $ 157.30              --                --            --           21.39%
         Highest contract charge 0.90% Class B          $ 169.92              --                --            --           20.30%
         All contract charges                                 --           1,592          $270,942          1.69%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $  88.30              --                --            --           17.77%
         Highest contract charge 0.90% Class A (a)      $  85.40              --                --            --           16.72%
         All contract charges                                 --              24          $  2,044          0.68%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  74.98              --                --            --           18.39%
         Highest contract charge 0.90% Class A (a)      $  73.17              --                --            --           17.33%
         All contract charges                                 --              16          $  1,167          1.04%             --
  2008   Lowest contract charge 0.00% Class A (a)       $  63.33              --                --            --          (36.40)%
         Highest contract charge 0.90% Class A (a)      $  62.36              --                --            --          (36.98)%
         All contract charges                                 --              10          $    631          2.23%             --
  2007   Lowest contract charge 0.00% Class A (a)       $  99.57              --                --            --           (0.43)%
         Highest contract charge 0.90% Class A (a)      $  98.95              --                --            --           (1.05)%
         All contract charges                                 --               4          $    371          2.77%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 114.16              --                --            --           17.48%
         Highest contract charge 0.90% Class B (a)      $  84.61              --                --            --           16.42%
         All contract charges                                 --              12          $  1,245          0.68%             --
  2009   Lowest contract charge 0.00% Class B           $  97.18              --                --            --           18.11%
         Highest contract charge 0.90% Class B (a)      $  72.68              --                --            --           17.05%
         All contract charges                                 --               7          $    664          1.04%             --
  2008   Lowest contract charge 0.00% Class B           $  82.28              --                --            --          (36.56)%
         Highest contract charge 0.90% Class B (a)      $  62.09              --                --            --          (37.14)%
         All contract charges                                 --               5          $    359          2.23%             --
  2007   Lowest contract charge 0.00% Class B           $ 129.70              --                --            --            3.48%
         Highest contract charge 0.90% Class B (a)      $  98.77              --                --            --           (1.23)%
         All contract charges                                 --               3          $    284          2.77%             --
  2006   Lowest contract charge 0.00% Class B           $ 125.34              --                              --           17.21%
         Highest contract charge 0.00% Class B          $ 125.34              --                --            --           17.21%
         All contract charges                                 --               1          $     79          1.43%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $ 103.62             --                 --            --           14.27%
         Highest contract charge 0.90% Class A (a)      $ 100.21             --                 --            --           13.24%
         All contract charges                                 --            138            $14,096          0.88%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  90.68             --                 --            --           25.80%
         Highest contract charge 0.90% Class A (a)      $  88.49             --                 --            --           24.67%
         All contract charges                                 --             61            $ 5,543          0.99%             --
  2008   Lowest contract charge 0.00% Class A (a)       $  72.08             --                 --            --          (30.79)%
         Highest contract charge 0.90% Class A (a)      $  70.98             --                 --            --          (31.41)%
         All contract charges                                 --             40            $ 2,885          1.76%             --
  2007   Lowest contract charge 0.00% Class A (a)       $ 104.14             --                 --            --            4.14%
         Highest contract charge 0.90% Class A (a)      $ 103.48             --                 --            --            3.48%
         All contract charges                                 --             11            $ 1,127          3.25%             --
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 131.24             --                 --            --           13.97%
         Highest contract charge 0.90% Class B (a)      $  99.28             --                 --            --           12.94%
         All contract charges                                 --             33            $ 3,784          0.88%             --
  2009   Lowest contract charge 0.00% Class B           $ 115.16             --                 --            --           25.51%
         Highest contract charge 0.90% Class B (a)      $  87.90             --                 --            --           24.40%
         All contract charges                                 --             29            $ 2,856          0.99%             --
  2008   Lowest contract charge 0.00% Class B           $  91.75             --                 --            --          (30.97)%
         Highest contract charge 0.90% Class B (a)      $  70.66             --                 --            --          (31.60)%
         All contract charges                                 --             14            $ 1,116          1.76%             --
  2007   Lowest contract charge 0.00% Class B           $ 132.91             --                 --            --           10.68%
         Highest contract charge 0.90% Class B (a)      $ 103.30             --                 --            --            3.30%
         All contract charges                                 --              4            $   465          3.25%             --
  2006   Lowest contract charge 0.00% Class B           $ 120.09             --                 --            --           12.69%
         Highest contract charge 0.00% Class B          $ 120.09             --                 --            --           12.69%
         All contract charges                                 --             --            $    23          1.70%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A           $ 205.46             --                 --            --           26.05%
         Highest contract charge 0.60% Class A          $ 146.06             --                 --            --           25.30%
         All contract charges                                 --            119            $22,790          0.81%             --
  2009   Lowest contract charge 0.00% Class A           $ 162.99             --                 --            --           36.61%
         Highest contract charge 0.60% Class A          $ 116.57             --                 --            --           35.79%
         All contract charges                                 --            121            $19,119          1.16%             --
  2008   Lowest contract charge 0.00% Class A           $ 119.31             --                 --            --          (49.16)%
         Highest contract charge 0.60% Class A          $  85.85             --                 --            --          (49.46)%
         All contract charges                                 --            116            $13,496          0.91%             --
  2007   Lowest contract charge 0.00% Class A           $ 234.66             --                 --            --            8.30%
         Highest contract charge 0.60% Class A          $ 169.87             --                 --            --            7.66%
         All contract charges                                 --            105            $24,003            --              --
  2006   Lowest contract charge 0.00% Class A           $ 216.67             --                 --            --           11.81%
         Highest contract charge 0.60% Class A          $ 157.79             --                 --            --           11.14%
         All contract charges                                 --             95            $19,943          3.32%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 131.57             --                 --            --           25.74%
         Highest contract charge 0.90% Class B          $ 119.83             --                 --            --           24.61%
         All contract charges                                 --            618            $77,397          0.81%             --
  2009   Lowest contract charge 0.00% Class B           $ 104.63             --                 --            --           36.28%
         Highest contract charge 0.90% Class B          $  96.16             --                 --            --           35.04%
         All contract charges                                 --            662            $66,176          1.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/MID CAP INDEX (CONTINUED)
----------------------------
  2008   Lowest contract charge 0.00% Class B     $  76.78               --                --            --           (49.29)%
         Highest contract charge 0.90% Class B    $  71.21               --                --            --           (49.74)%
         All contract charges                           --              705          $ 51,770          0.91%              --
  2007   Lowest contract charge 0.00% Class B     $ 151.40               --                --            --             8.03%
         Highest contract charge 0.90% Class B    $ 141.69               --                --            --             7.06%
         All contract charges                           --              753          $109,736            --               --
  2006   Lowest contract charge 0.00% Class B     $ 140.14               --                --            --            11.52%
         Highest contract charge 0.90% Class B    $ 132.35               --                --            --            10.52%
         All contract charges                           --              765          $103,634          3.32%              --
EQ/MID CAP VALUE PLUS (m) (n) (o)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 212.88               --                --            --            22.51%
         Highest contract charge 0.90% Class A    $ 175.13               --                --            --            21.41%
         All contract charges                           --            1,201          $224,689          1.21%              --
  2009   Lowest contract charge 0.00% Class A     $ 173.76               --                --            --            35.75%
         Highest contract charge 0.90% Class A    $ 144.24               --                --            --            34.65%
         All contract charges                           --            1,425          $218,981          1.70%              --
  2008   Lowest contract charge 0.00% Class A     $ 128.00               --                --            --           (39.07)%
         Highest contract charge 0.60% Class A    $  92.94               --                --            --           (39.44)%
         All contract charges                           --              129          $ 15,856          1.43%              --
  2007   Lowest contract charge 0.00% Class A     $ 210.08               --                --            --            (1.27)%
         Highest contract charge 0.60% Class A    $ 153.47               --                --            --            (1.86)%
         All contract charges                           --              133          $ 26,773          1.02%              --
  2006   Lowest contract charge 0.00% Class A     $ 212.78               --                --            --            12.76%
         Highest contract charge 0.60% Class A    $ 156.38               --                --            --            12.09%
         All contract charges                           --              118          $ 24,183          0.33%              --
EQ/MID CAP VALUE PLUS (m) (n) (o)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 198.04               --                --            --            22.46%
         Highest contract charge 0.90% Class B    $ 138.07               --                --            --            21.41%
         All contract charges                           --               44          $  8,642          1.21%              --
  2009   Lowest contract charge 0.00% Class B     $ 161.72               --                --            --            35.85%
         Highest contract charge 0.90% Class B    $ 113.72               --                --            --            34.66%
         All contract charges                           --               42          $  6,722          1.70%              --
  2008   Lowest contract charge 0.00% Class B     $ 119.04               --                --            --           (39.56)%
         Highest contract charge 0.90% Class B    $ 107.12               --                --            --           (40.11)%
         All contract charges                           --            1,023          $114,073          1.43%              --
  2007   Lowest contract charge 0.00% Class B     $ 196.96               --                --            --            (1.60)%
         Highest contract charge 0.90% Class B    $ 178.86               --                --            --            (2.49)%
         All contract charges                           --            1,200          $222,789          1.02%              --
  2006   Lowest contract charge 0.00% Class B     $ 200.16               --                --            --            12.48%
         Highest contract charge 0.90% Class B    $ 183.42               --                --            --            11.47%
         All contract charges                           --            1,351          $256,266          0.33%              --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 172.07               --                --            --             0.09%
         Highest contract charge 0.90% Class A    $ 157.90               --                --            --            (0.81)%
         All contract charges                           --            1,246          $229,831          0.07%              --
  2009   Lowest contract charge 0.00% Class A     $ 171.91               --                --            --             0.29%
         Highest contract charge 0.90% Class A    $ 159.18               --                --            --            (0.61)%
         All contract charges                           --            1,610          $301,222          0.20%              --
  2008   Lowest contract charge 0.00% Class A     $ 171.41               --                --            --             2.36%
         Highest contract charge 0.90% Class A    $ 160.16               --                --            --             1.44%
         All contract charges                           --            2,010          $402,756          2.30%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/MONEY MARKET (CONTINUED)
---------------------------
  2007   Lowest contract charge 0.00% Class A          $ 167.45              --                --            --           4.98%
         Highest contract charge 0.90% Class A         $ 157.88              --                --            --           4.03%
         All contract charges                                --           1,984          $391,569          4.81%            --
  2006   Lowest contract charge 0.00% Class A          $ 159.51              --                --            --           4.73%
         Highest contract charge 0.90% Class A         $ 151.77              --                --            --           3.79%
         All contract charges                                --           1,534          $296,025          4.67%            --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --           0.01%
         Highest contract charge 0.90% Class B         $ 123.49              --                --            --          (0.89)%
         All contract charges                                --             523          $ 67,791          0.07%            --
  2009   Lowest contract charge 0.00% Class B          $ 131.48              --                --            --          (0.01)%
         Highest contract charge 0.90% Class B         $ 124.60              --                --            --          (0.90)%
         All contract charges                                --             646          $ 84,115          0.20%            --
  2008   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --           2.11%
         Highest contract charge 0.90% Class B         $ 125.74              --                --            --           1.19%
         All contract charges                                --             525          $ 68,250          2.30%            --
  2007   Lowest contract charge 0.00% Class B          $ 128.77              --                --            --           4.71%
         Highest contract charge 0.90% Class B         $ 124.26              --                --            --           3.77%
         All contract charges                                --             444          $ 55,923          4.81%            --
  2006   Lowest contract charge 0.00% Class B          $ 122.98              --                --            --           4.48%
         Highest contract charge 0.90% Class B         $ 119.75              --                --            --           3.55%
         All contract charges                                --             458          $ 56,595          4.67%            --
EQ/MONTAG AND CALDWELL GROWTH
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)      $ 111.07              --                --            --           8.49%
         Highest contract charge 0.90% Class A (a)     $ 107.42              --                --            --           7.52%
         All contract charges                                --             168          $ 16,667          0.89%            --
  2009   Lowest contract charge 0.00% Class A (a)      $ 102.38              --                --            --          30.07%
         Highest contract charge 0.90% Class A (a)     $  99.91              --                --            --          28.90%
         All contract charges                                --              99          $  9,929          0.63%            --
  2008   Lowest contract charge 0.00% Class A (a)      $  78.71              --                --            --         (32.74)%
         Highest contract charge 0.90% Class A (a)     $  77.51              --                --            --         (33.34)%
         All contract charges                                --              76          $  5,897          0.43%            --
  2007   Lowest contract charge 0.00% Class A (a)      $ 117.02              --                --            --          17.02%
         Highest contract charge 0.90% Class A (a)     $ 116.28              --                --            --          16.28%
         All contract charges                                --              29          $  3,428          1.15%            --
EQ/MONTAG AND CALDWELL GROWTH
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 135.96              --                --            --           8.22%
         Highest contract charge 0.90% Class B (a)     $ 106.44              --                --            --           7.24%
         All contract charges                                --              87          $ 10,858          0.89%            --
  2009   Lowest contract charge 0.00% Class B          $ 125.64              --                --            --          29.74%
         Highest contract charge 0.90% Class B (a)     $  99.25              --                --            --          28.57%
         All contract charges                                --              75          $  8,378          0.63%            --
  2008   Lowest contract charge 0.00% Class B          $  96.84              --                --            --         (32.89)%
         Highest contract charge 0.90% Class B (a)     $  77.20              --                --            --         (33.49)%
         All contract charges                                --              49          $  4,194          0.43%            --
  2007   Lowest contract charge 0.00% Class B          $ 144.30              --                --            --          20.81%
         Highest contract charge 0.90% Class B (a)     $ 116.08              --                --            --          (2.81)%
         All contract charges                                --              13          $  1,734          1.15%            --
  2006   Lowest contract charge 0.00% Class B          $ 119.44              --                --            --           7.95%
         Highest contract charge 0.00% Class B         $ 119.44              --                --            --           7.95%
         All contract charges                                --               4          $    472          0.26%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
EQ/MORGAN STANLEY MID CAP GROWTH (h)
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $ 125.98             --                 --            --           32.63%
         Highest contract charge 0.90% Class A (a)      $ 121.84             --                 --            --           31.44%
         All contract charges                                 --            305            $37,725          0.34%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  94.99             --                 --            --           57.44%
         Highest contract charge 0.90% Class A (a)      $  92.69             --                 --            --           56.05%
         All contract charges                                 --            258            $24,203            --              --
  2008   Lowest contract charge 0.00% Class A (a)       $  60.33             --                 --            --          (47.19)%
         Highest contract charge 0.90% Class A (a)      $  59.40             --                 --            --          (47.67)%
         All contract charges                                 --            164            $ 9,796            --              --
  2007   Lowest contract charge 0.00% Class A (a)       $ 114.23             --                 --            --           14.23%
         Highest contract charge 0.90% Class A (a)      $ 113.51             --                 --            --           13.51%
         All contract charges                                 --            110            $12,578          1.39%             --
EQ/MORGAN STANLEY MID CAP GROWTH (h)
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 182.78             --                 --            --           32.30%
         Highest contract charge 0.90% Class B (a)      $ 120.71             --                 --            --           31.11%
         All contract charges                                 --            116            $16,556          0.34%             --
  2009   Lowest contract charge 0.00% Class B           $ 138.16             --                 --            --           57.07%
         Highest contract charge 0.90% Class B (a)      $  92.07             --                 --            --           55.65%
         All contract charges                                 --             89            $ 9,414            --              --
  2008   Lowest contract charge 0.00% Class B           $  87.96             --                 --            --          (47.32)%
         Highest contract charge 0.90% Class B (a)      $  59.15             --                 --            --          (47.80)%
         All contract charges                                 --             58            $ 3,842            --              --
  2007   Lowest contract charge 0.00% Class B           $ 166.98             --                 --            --           22.41%
         Highest contract charge 0.90% Class B (a)      $ 113.31             --                 --            --           13.31%
         All contract charges                                 --             28            $ 3,449          1.39%             --
  2006   Lowest contract charge 0.00% Class B           $ 136.41             --                 --            --            9.26%
         Highest contract charge 0.00% Class B          $ 136.41             --                 --            --            9.26%
         All contract charges                                 --              1            $    90          0.59%             --
EQ/PIMCO ULTRA SHORT BOND (p) (q)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (v)       $ 114.18             --                 --            --            1.09%
         Highest contract charge 0.90% Class A (v)      $ 110.42             --                 --            --            0.18%
         All contract charges                                 --            274            $30,700          0.40%             --
  2009   Lowest contract charge 0.00% Class A (v)       $ 112.94             --                 --            --            8.11%
         Highest contract charge 0.90% Class A (v)      $ 110.22             --                 --            --            7.14%
         All contract charges                                 --            319            $35,575          0.62%             --
EQ/PIMCO ULTRA SHORT BOND (p) (q)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 117.24             --                 --            --            0.84%
         Highest contract charge 0.90% Class B (a)      $ 110.04             --                 --            --           (0.07)%
         All contract charges                                 --            178            $20,332          0.40%             --
  2009   Lowest contract charge 0.00% Class B           $ 116.26             --                 --            --            8.01%
         Highest contract charge 0.90% Class B (a)      $ 110.12             --                 --            --            7.04%
         All contract charges                                 --            171            $19,397          0.62%             --
  2008   Lowest contract charge 0.00% Class B           $ 107.64             --                 --            --           (4.05)%
         Highest contract charge 0.90% Class B (a)      $ 102.88             --                 --            --           (4.91)%
         All contract charges                                 --            293            $30,513          3.91%             --
  2007   Lowest contract charge 0.00% Class B           $ 112.18             --                 --            --           11.48%
         Highest contract charge 0.90% Class B (a)      $ 108.19             --                 --            --            8.19%
         All contract charges                                 --             51            $ 5,615          7.67%             --
  2006   Lowest contract charge 0.00% Class B           $ 100.63             --                 --            --            0.39%
         Highest contract charge 0.00% Class B          $ 100.63             --                 --            --            0.39%
         All contract charges                                 --              3            $   312          7.36%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/QUALITY BOND PLUS (t)
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 238.65             --                 --            --           6.47%
         Highest contract charge 0.90% Class A     $ 192.62             --                 --            --           5.51%
         All contract charges                            --            320           $ 65,807          9.13%            --
  2009   Lowest contract charge 0.00% Class A      $ 224.15             --                 --            --           6.28%
         Highest contract charge 0.90% Class A     $ 182.56             --                 --            --           5.33%
         All contract charges                            --            417           $ 84,236          3.02%            --
  2008   Lowest contract charge 0.00% Class A      $ 210.91             --                 --            --          (6.33)%
         Highest contract charge 0.90% Class A     $ 173.33             --                 --            --          (7.17)%
         All contract charges                            --            486           $ 93,036          5.68%            --
  2007   Lowest contract charge 0.00% Class A      $ 225.16             --                 --            --           4.80%
         Highest contract charge 0.90% Class A     $ 186.72             --                 --            --           3.85%
         All contract charges                            --            495           $101,225          5.08%            --
  2006   Lowest contract charge 0.00% Class A      $ 214.84             --                 --            --           4.09%
         Highest contract charge 0.90% Class A     $ 179.79             --                 --            --           3.16%
         All contract charges                            --            520           $101,691          4.03%            --
EQ/QUALITY BOND PLUS (t)
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 161.43             --                 --            --           6.24%
         Highest contract charge 0.90% Class B     $ 147.22             --                 --            --           5.29%
         All contract charges                            --            176           $ 26,750          9.13%            --
  2009   Lowest contract charge 0.00% Class B      $ 151.95             --                 --            --           6.06%
         Highest contract charge 0.90% Class B     $ 139.83             --                 --            --           5.11%
         All contract charges                            --            198           $ 28,433          3.02%            --
  2008   Lowest contract charge 0.00% Class B      $ 143.26             --                 --            --          (6.55)%
         Highest contract charge 0.90% Class B     $ 133.03             --                 --            --          (7.39)%
         All contract charges                            --            194           $ 26,200          5.68%            --
  2007   Lowest contract charge 0.00% Class B      $ 153.30             --                 --            --           4.54%
         Highest contract charge 0.90% Class B     $ 143.64             --                 --            --           3.59%
         All contract charges                            --            210           $ 30,448          5.08%            --
  2006   Lowest contract charge 0.00% Class B      $ 146.64             --                 --            --           3.82%
         Highest contract charge 0.90% Class B     $ 138.66             --                 --            --           2.89%
         All contract charges                            --            226           $ 31,598          4.03%            --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 245.68             --                 --            --          26.13%
         Highest contract charge 0.90% Class A     $ 201.57             --                 --            --          25.00%
         All contract charges                            --            214           $ 44,244          1.21%            --
  2009   Lowest contract charge 0.00% Class A      $ 194.78             --                 --            --          26.44%
         Highest contract charge 0.90% Class A     $ 161.25             --                 --            --          25.30%
         All contract charges                            --            210           $ 36,171          1.63%            --
  2008   Lowest contract charge 0.00% Class A      $ 154.05             --                 --            --         (33.96)%
         Highest contract charge 0.90% Class A     $ 128.69             --                 --            --         (34.56)%
         All contract charges                            --            207           $ 29,618          1.04%            --
  2007   Lowest contract charge 0.00% Class A      $ 233.27             --                 --            --          (1.60)%
         Highest contract charge 0.90% Class A     $ 196.66             --                 --            --          (2.48)%
         All contract charges                            --            194           $ 39,848          1.55%            --
  2006   Lowest contract charge 0.00% Class A      $ 237.06             --                 --            --          18.01%
         Highest contract charge 0.90% Class A     $ 201.67             --                 --            --          16.94%
         All contract charges                            --            176           $ 36,575          1.59%            --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 178.81             --                 --            --          25.82%
         Highest contract charge 0.90% Class B     $ 176.61             --                 --            --          24.69%
         All contract charges                            --             75           $ 13,547          1.21%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------------
                                                       UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                    FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                   ------------ -------------------- ------------ ---------------- ------------
EQ/SMALL COMPANY INDEX (CONTINUED)
----------------------------------
  2009   Lowest contract charge 0.00% Class B       $ 142.12             --                 --            --
         Highest contract charge 0.90% Class B      $ 141.64             --                 --            --
         All contract charges                             --             68            $ 9,831          1.63%
  2008   Lowest contract charge 0.00% Class B       $ 112.68             --                 --            --           (34.13)%
         Highest contract charge 0.90% Class B      $ 113.32             --                 --            --           (34.72)%
         All contract charges                             --             71            $ 7,188          1.04%              --
  2007   Lowest contract charge 0.00% Class B       $ 171.06             --                 --            --            (1.83)%
         Highest contract charge 0.90% Class B      $ 173.60             --                 --            --            (2.72)%
         All contract charges                             --             71            $13,008          1.55%              --
  2006   Lowest contract charge 0.00% Class B       $ 174.25             --                 --            --            17.71%
         Highest contract charge 0.90% Class B      $ 178.45             --                 --            --            16.65%
         All contract charges                             --             61            $11,500          1.59%              --
EQ/T. ROWE PRICE GROWTH STOCK (e)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A (b)   $  97.55             --                 --            --            16.68%
         Highest contract charge 0.60% Class A (b)  $  95.31             --                 --            --            15.99%
         All contract charges                             --             18            $ 1,007          0.00%              --
  2009   Lowest contract charge 0.00% Class A (b)   $  83.60             --                 --            --            43.13%
         Highest contract charge 0.60% Class A (b)  $  82.17             --                 --            --            42.26%
         All contract charges                             --             12            $   958            --               --
  2008   Lowest contract charge 0.00% Class A (b)   $  58.41             --                 --            --           (42.06)%
         Highest contract charge 0.60% Class A (b)  $  57.76             --                 --            --           (42.41)%
         All contract charges                             --             12            $   696            --               --
  2007   Lowest contract charge 0.00% Class A (b)   $ 100.81             --                 --            --             0.81%
         Highest contract charge 0.60% Class A (b)  $ 100.29             --                 --            --             0.29%
         All contract charges                             --             11            $ 1,100          0.17%              --
EQ/T. ROWE PRICE GROWTH STOCK (e)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 114.56             --                 --            --            16.39%
         Highest contract charge 0.90% Class B (b)  $  93.36             --                 --            --            15.35%
         All contract charges                             --            384            $37,430          0.00%              --
  2009   Lowest contract charge 0.00% Class B       $  98.42             --                 --            --            42.64%
         Highest contract charge 0.90% Class B (b)  $  80.94             --                 --            --            41.35%
         All contract charges                             --            386            $32,264            --               --
  2008   Lowest contract charge 0.00% Class B       $  69.00             --                 --            --           (42.21)%
         Highest contract charge 0.90% Class B (b)  $  57.26             --                 --            --           (42.73)%
         All contract charges                             --            313            $18,276            --               --
  2007   Lowest contract charge 0.00% Class B       $ 119.39             --                 --            --             7.23%
         Highest contract charge 0.90% Class B (b)  $  99.98             --                 --            --            (0.02)%
         All contract charges                             --            309            $31,316          0.17%              --
  2006   Lowest contract charge 0.00% Class B       $ 111.34             --                 --            --            (4.01)%
         Highest contract charge 0.00% Class B      $ 111.34             --                 --            --            (4.01)%
         All contract charges                             --              6            $   661            --               --
EQ/UBS GROWTH AND INCOME
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 123.85             --                 --            --            13.07%
         Highest contract charge 0.90% Class B (a)  $  83.32             --                 --            --            12.05%
         All contract charges                             --             55            $ 5,420          0.71%              --
  2009   Lowest contract charge 0.00% Class B       $ 109.54             --                 --            --            32.44%
         Highest contract charge 0.90% Class B (a)  $  74.36             --                 --            --            31.24%
         All contract charges                             --             55            $ 4,761          0.87%              --
  2008   Lowest contract charge 0.00% Class B       $  82.71             --                 --            --           (40.03)%
         Highest contract charge 0.90% Class B (a)  $  56.66             --                 --            --           (40.57)%
         All contract charges                             --             51            $ 3,313          1.38%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/UBS GROWTH AND INCOME (CONTINUED)
------------------------------------
  2007   Lowest contract charge 0.00% Class B          $ 137.92            --                 --             --           1.17%
         Highest contract charge 0.90% Class B (a)     $  95.34            --                 --             --          (4.66)%
         All contract charges                                --            41             $4,500           1.33%            --
  2006   Lowest contract charge 0.00% Class B          $ 136.33            --                 --             --          14.15%
         Highest contract charge 0.00% Class B         $ 136.33            --                 --             --          14.15%
         All contract charges                                --             7             $  964           0.95%            --
EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)      $  86.88            --                 --             --          15.50%
         Highest contract charge 0.90% Class A (a)     $  84.02            --                 --             --          14.46%
         All contract charges                                --            19             $1,627           1.50%            --
  2009   Lowest contract charge 0.00% Class A (a)      $  75.22            --                 --             --          28.74%
         Highest contract charge 0.90% Class A (a)     $  73.41            --                 --             --          27.58%
         All contract charges                                --            17             $1,278           1.72%            --
  2008   Lowest contract charge 0.00% Class A (a)      $  58.43            --                 --             --         (36.78)%
         Highest contract charge 0.90% Class A (a)     $  57.54            --                 --             --         (37.35)%
         All contract charges                                --            19             $  998           2.77%            --
  2007   Lowest contract charge 0.00% Class A (a)      $  92.43            --                 --             --          (7.57)%
         Highest contract charge 0.90% Class A (a)     $  91.85            --                 --             --          (8.15)%
         All contract charges                                --             8             $  650           3.69%            --
EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 110.93            --                 --             --          15.21%
         Highest contract charge 0.90% Class B (a)     $  83.24            --                 --             --          14.18%
         All contract charges                                --            24             $2,573           1.50%            --
  2009   Lowest contract charge 0.00% Class B          $  96.28            --                 --             --          28.41%
         Highest contract charge 0.90% Class B (a)     $  72.90            --                 --             --          27.26%
         All contract charges                                --            14             $1,258           1.72%            --
  2008   Lowest contract charge 0.00% Class B          $  74.98            --                 --             --         (36.94)%
         Highest contract charge 0.90% Class B (a)     $  57.29            --                 --             --         (37.52)%
         All contract charges                                --             9             $  597           2.77%            --
  2007   Lowest contract charge 0.00% Class B          $ 118.91            --                 --             --          (2.50)%
         Highest contract charge 0.90% Class B (a)     $  91.69            --                 --             --          (8.31)%
         All contract charges                                --             5             $  526           3.69%            --
  2006   Lowest contract charge 0.00% Class B          $ 121.96            --                 --             --          15.90%
         Highest contract charge 0.00% Class B         $ 121.96            --                 --             --          15.90%
         All contract charges                                --             1             $  104           3.50%            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A          $ 224.48            --                 --             --          17.58%
         Highest contract charge 0.00% Class A         $ 224.48            --                 --             --          17.58%
         All contract charges                                --            26             $4,837           0.01%            --
  2009   Lowest contract charge 0.00% Class A          $ 190.92            --                 --             --          40.65%
         Highest contract charge 0.00% Class A         $ 190.92            --                 --             --          40.65%
         All contract charges                                --            12             $2,157           0.23%            --
  2008   Lowest contract charge 0.00% Class A          $ 135.74            --                 --             --         (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74            --                 --             --         (27.42)%
         All contract charges                                --             4             $  380           0.61%            --
  2007   Lowest contract charge 0.00% Class A          $ 187.02            --                 --             --          11.61%
         Highest contract charge 0.00% Class A         $ 187.02            --                 --             --          11.61%
         All contract charges                                --             3             $  432             --             --
  2006   Lowest contract charge 0.00% Class A          $ 167.56            --                 --             --           6.13%
         Highest contract charge 0.00% Class A         $ 167.56            --                 --             --           6.13%
         All contract charges                                --             1             $   82           2.06%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B              $ 128.76          --                 --            --           17.29%
         Highest contract charge 0.90% Class B             $ 116.22          --                 --            --           16.24%
         All contract charges                                    --         406            $49,872          0.01%             --
  2009   Lowest contract charge 0.00% Class B              $ 109.78          --                 --            --           40.29%
         Highest contract charge 0.90% Class B             $  99.98          --                 --            --           39.04%
         All contract charges                                    --         235            $24,042          0.23%             --
  2008   Lowest contract charge 0.00% Class B              $  78.25          --                 --            --          (27.60)%
         Highest contract charge 0.90% Class B             $  71.91          --                 --            --          (28.26)%
         All contract charges                                    --         129            $ 9,449          0.61%             --
  2007   Lowest contract charge 0.00% Class B              $ 108.08          --                 --            --           11.33%
         Highest contract charge 0.90% Class B             $ 100.23          --                 --            --           10.32%
         All contract charges                                    --         129            $13,009            --              --
  2006   Lowest contract charge 0.00% Class B              $  97.08          --                 --            --            5.87%
         Highest contract charge 0.90% Class B             $  90.85          --                 --            --            4.92%
         All contract charges                                    --          93            $ 8,539          2.06%             --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 162.06          --                 --            --           16.02%
         Highest contract charge 0.00% Service Class 2     $ 162.06          --                 --            --           16.02%
         All contract charges                                    --          23            $ 3,707          0.50%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 139.68          --                 --            --           32.41%
         Highest contract charge 0.00% Service Class 2     $ 139.68          --                 --            --           32.41%
         All contract charges                                    --          44            $ 6,144          1.42%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 105.49          --                 --            --          (35.94)%
         Highest contract charge 0.00% Service Class 2     $ 105.49          --                 --            --          (35.94)%
         All contract charges                                    --          42            $ 4,470          1.89%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 164.68          --                 --            --           18.60%
         Highest contract charge 0.00% Service Class 2     $ 164.68          --                 --            --           18.60%
         All contract charges                                    --          29            $ 4,820          3.86%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 138.85          --                 --            --            6.72%
         Highest contract charge 0.00% Service Class 2     $ 138.85          --                 --            --            6.72%
         All contract charges                                    --          21            $ 2,924          1.86%             --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 202.48          --                 --            --           16.93%
         Highest contract charge 0.90% Service Class 2 (y) $ 106.10          --                 --            --           20.44%
         All contract charges                                    --         270            $46,061          0.93%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 173.17          --                 --            --           35.47%
         Highest contract charge 0.00% Service Class 2     $ 173.17          --                 --            --           35.47%
         All contract charges                                    --         225            $38,820          1.29%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 127.83          --                 --            --          (42.69)%
         Highest contract charge 0.00% Service Class 2     $ 127.83          --                 --            --          (42.69)%
         All contract charges                                    --         205            $26,164          0.81%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 223.05          --                 --            --           17.30%
         Highest contract charge 0.00% Service Class 2     $ 223.05          --                 --            --           17.30%
         All contract charges                                    --         209            $46,555          1.94%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 190.15          --                 --            --           11.43%
         Highest contract charge 0.00% Service Class 2     $ 190.15          --                 --            --           11.43%
         All contract charges                                    --         194            $36,939          1.03%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 158.28          --                 --            --           14.92%
         Highest contract charge 0.00% Service Class 2     $ 158.28          --                 --            --           14.92%
         All contract charges                                    --          41            $ 4,712          1.35%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 137.73          --                 --            --           29.89%
         Highest contract charge 0.00% Service Class 2     $ 137.73          --                 --            --           29.89%
         All contract charges                                    --          39            $ 5,368          2.03%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 106.04          --                 --            --          (42.81)%
         Highest contract charge 0.00% Service Class 2     $ 106.04          --                 --            --          (42.81)%
         All contract charges                                    --          43            $ 4,513          2.34%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 185.43          --                 --            --            1.27%
         Highest contract charge 0.00% Service Class 2     $ 185.43          --                 --            --            1.27%
         All contract charges                                    --          50            $ 9,359          1.64%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 183.10          --                 --            --           19.93%
         Highest contract charge 0.00% Service Class 2     $ 183.10          --                 --            --           19.93%
         All contract charges                                    --          55            $10,114          5.07%             --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 142.11          --                 --            --           14.54%
         Highest contract charge 0.90% Service Class 2 (y) $ 103.95          --                 --            --           18.65%
         All contract charges                                    --          34            $ 4,338          0.40%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 124.07          --                 --            --           27.01%
         Highest contract charge 0.00% Service Class 2     $ 124.07          --                 --            --           27.01%
         All contract charges                                    --          39            $ 4,742          0.90%             --
  2008   Lowest contract charge 0.00% Service Class 2      $  97.68          --                 --            --          (41.90)%
         Highest contract charge 0.00% Service Class 2     $  97.68          --                 --            --          (41.90)%
         All contract charges                                    --          30            $ 2,927          1.14%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 168.11          --                 --            --           11.86%
         Highest contract charge 0.00% Service Class 2     $ 168.11          --                 --            --           11.86%
         All contract charges                                    --          26            $ 4,306          4.78%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 150.29          --                 --            --           12.86%
         Highest contract charge 0.00% Service Class 2     $ 150.29          --                 --            --           12.86%
         All contract charges                                    --          23            $ 3,488          1.12%             --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 177.79          --                 --            --           13.67%
         Highest contract charge 0.00% Service Class 2     $ 177.79          --                 --            --           13.67%
         All contract charges                                    --         126            $20,003          8.19%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 156.41          --                 --            --           43.47%
         Highest contract charge 0.00% Service Class 2     $ 156.41          --                 --            --           43.47%
         All contract charges                                    --         114            $17,838         10.51%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 109.02          --                 --            --          (25.14)%
         Highest contract charge 0.00% Service Class 2     $ 109.02          --                 --            --          (25.14)%
         All contract charges                                    --          60            $ 6,563         10.39%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 145.64          --                 --            --            2.54%
         Highest contract charge 0.00% Service Class 2     $ 145.64          --                 --            --            2.54%
         All contract charges                                    --          66            $ 9,673          9.22%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 142.03          --                 --            --           11.02%
         Highest contract charge 0.00% Service Class 2     $ 142.03          --                 --            --           11.02%
         All contract charges                                    --          61            $ 8,621         10.89%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
-----------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 141.30          --                 --            --           7.55%
         Highest contract charge 0.00% Service Class 2     $ 141.30          --                 --            --           7.55%
         All contract charges                                    --         174            $21,980          3.41%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 131.38          --                 --            --          15.47%
         Highest contract charge 0.00% Service Class 2     $ 131.38          --                 --            --          15.47%
         All contract charges                                    --         154            $19,978          8.38%            --
  2008   Lowest contract charge 0.00% Service Class 2      $ 113.78          --                 --            --          (3.46)%
         Highest contract charge 0.00% Service Class 2     $ 113.78          --                 --            --          (3.46)%
         All contract charges                                    --          73            $ 8,340          3.86%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 117.86          --                 --            --           4.08%
         Highest contract charge 0.00% Service Class 2     $ 117.86          --                 --            --           4.08%
         All contract charges                                    --          84            $ 9,953          3.52%            --
  2006   Lowest contract charge 0.00% Service Class 2      $ 113.24          --                 --            --           4.14%
         Highest contract charge 0.00% Service Class 2     $ 113.24          --                 --            --           4.14%
         All contract charges                                    --          74            $ 8,360          4.58%            --
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Servce Class 2       $ 297.95          --                 --            --          28.57%
         Highest contract charge 0.90% Service Class 2 (y) $ 112.63          --                 --            --          24.70%
         All contract charges                                    --         244            $53,100          0.16%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 231.74          --                 --            --          39.76%
         Highest contract charge 0.00% Service Class 2     $ 231.74          --                 --            --          39.76%
         All contract charges                                    --         137            $31,690          0.48%            --
  2008   Lowest contract charge 0.00% Service Class 2      $ 165.82          --                 --            --         (39.61)%
         Highest contract charge 0.00% Service Class 2     $ 165.82          --                 --            --         (39.61)%
         All contract charges                                    --         134            $22,273          0.24%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 274.57          --                 --            --          15.34%
         Highest contract charge 0.00% Service Class 2     $ 274.57          --                 --            --          15.34%
         All contract charges                                    --         147            $40,381          8.68%            --
  2006   Lowest contract charge 0.00% Service Class 2      $ 238.06          --                 --            --          12.40%
         Highest contract charge 0.00% Service Class 2     $ 238.06          --                 --            --          12.40%
         All contract charges                                    --         138            $32,948          1.13%            --
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
--------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2 (u)  $ 100.25          --                 --            --           0.07%
         Highest contract charge 0.00% Service Class 2 (u) $ 100.25          --                 --            --           0.07%
         All contract charges                                    --          27            $ 1,544          0.03%            --
  2009   Lowest contract charge 0.00% Service Class 2 (u)  $ 100.18          --                 --            --           0.17%
         Highest contract charge 0.00% Service Class 2 (u) $ 100.18          --                 --            --           0.17%
         All contract charges                                    --         141            $14,014          0.08%            --
FIDELITY(R) VIP VALUE PORTFOLIO
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 156.05          --                 --            --          17.52%
         Highest contract charge 0.00% Service Class 2     $ 156.05          --                 --            --          17.52%
         All contract charges                                    --          35            $ 5,420          0.80%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 132.79          --                 --            --          42.11%
         Highest contract charge 0.00% Service Class 2     $ 132.79          --                 --            --          42.11%
         All contract charges                                    --          41            $ 5,439          0.77%            --
  2008   Lowest contract charge 0.00% Service Class 2      $  93.44          --                 --            --         (46.60)%
         Highest contract charge 0.00% Service Class 2     $  93.44          --                 --            --         (46.60)%
         All contract charges                                    --          32            $ 2,965          0.61%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 174.99          --                 --            --           1.86%
         Highest contract charge 0.00% Service Class 2     $ 174.99          --                 --            --           1.86%
         All contract charges                                    --          40            $ 6,930          4.26%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP VALUE PORTFOLIO (CONTINUED)
-------------------------------------------
  2006   Lowest contract charge 0.00% Service Class 2     $ 171.80          --                 --            --           14.41%
         Highest contract charge 0.00% Service Class 2    $ 171.80          --                 --            --           14.41%
         All contract charges                                   --          25            $ 4,323          0.88%             --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2     $ 212.80          --                 --            --           26.34%
         Highest contract charge 0.00% Service Class 2    $ 212.80          --                 --            --           26.34%
         All contract charges                                   --          26            $ 5,402          0.22%             --
  2009   Lowest contract charge 0.00% Service Class 2     $ 168.44          --                 --            --           57.15%
         Highest contract charge 0.00% Service Class 2    $ 168.44          --                 --            --           57.15%
         All contract charges                                   --          35            $ 5,964          0.42%             --
  2008   Lowest contract charge 0.00% Service Class 2     $ 107.18          --                 --            --          (51.28)%
         Highest contract charge 0.00% Service Class 2    $ 107.18          --                 --            --          (51.28)%
         All contract charges                                   --          25            $ 2,697          0.48%             --
  2007   Lowest contract charge 0.00% Service Class 2     $ 220.01          --                 --            --            5.44%
         Highest contract charge 0.00% Service Class 2    $ 220.01          --                 --            --            5.44%
         All contract charges                                   --          38            $ 8,359          6.13%             --
  2006   Lowest contract charge 0.00% Service Class 2     $ 208.66          --                 --            --           16.01%
         Highest contract charge 0.00% Service Class 2    $ 208.66          --                 --            --           16.01%
         All contract charges                                   --          20            $ 4,109          2.31%             --
FRANKLIN RISING DIVIDENDS SECURITIES
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 108.47          --                 --            --           17.18%
         Highest contract charge 0.90% Class 2 (y)        $ 107.79          --                 --            --           16.53%
         All contract charges                                   --         161            $17,438          0.01%             --
FRANKLIN SMALL CAP VALUE SECURITIES
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 106.81          --                 --            --           23.02%
         Highest contract charge 0.90% Class 2 (y)        $ 106.14          --                 --            --           22.35%
         All contract charges                                   --           6            $   647          0.00%             --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 105.24          --                 --            --            8.14%
         Highest contract charge 0.90% Class 2 (y)        $ 104.58          --                 --            --            7.54%
         All contract charges                                   --          43            $ 4,514          0.13%             --
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Shares (y)  $ 108.47          --                 --            --           23.60%
         Highest contract charge 0.90% Service Shares (y) $ 107.80          --                 --            --           22.93%
         All contract charges                                   --          34            $ 3,662          1.14%             --
INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Series II (y)       $  94.40          --                 --            --           10.32%
         Highest contract charge 0.00% Series II (y)      $  94.40          --                 --            --           10.32%
         All contract charges                                   --           6            $   405          0.00%             --
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 111.53          --                 --            --           24.88%
         Highest contract charge 0.90% Series II (y)      $ 110.84          --                 --            --           24.20%
         All contract charges                                   --          34            $ 3,778          3.87%             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 110.41          --                 --            --           25.38%
         Highest contract charge 0.90% Series II (y)      $ 109.72          --                 --            --           24.70%
         All contract charges                                   --          62            $ 6,575          0.84%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 105.14           --                 --            --          16.03%
         Highest contract charge 0.90% Series II (y)      $ 104.48           --                 --            --          15.40%
         All contract charges                                   --            9            $   982          0.19%            --
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 109.49           --                 --            --          23.63%
         Highest contract charge 0.90% Series II (y)      $ 108.80           --                 --            --          22.96%
         All contract charges                                   --            5            $   374          0.00%            --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 107.00           --                 --            --          23.46%
         Highest contract charge 0.00% Common Shares (y)  $ 107.00           --                 --            --          23.46%
         All contract charges                                   --           19            $ 1,165          0.00%            --
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 114.48           --                 --            --          38.18%
         Highest contract charge 0.90% Common Shares (y)  $ 113.76           --                 --            --          37.43%
         All contract charges                                   --           19            $ 1,263          0.00%            --
IVY FUNDS VIP MID CAP GROWTH
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 115.78           --                 --            --          29.49%
         Highest contract charge 0.90% Common Shares (y)  $ 115.06           --                 --            --          28.79%
         All contract charges                                   --           38            $ 3,775          0.00%            --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 105.81           --                 --            --          18.82%
         Highest contract charge 0.00% Common Shares (y)  $ 105.81           --                 --            --          18.82%
         All contract charges                                   --           37            $ 3,754          0.00%            --
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 113.53           --                 --            --          27.53%
         Highest contract charge 0.90% Common Shares (y)  $ 112.82           --                 --            --          26.83%
         All contract charges                                   --           18            $ 1,854          0.00%            --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Shares (y)  $ 114.04           --                 --            --          29.93%
         Highest contract charge 0.90% Service Shares (y) $ 113.32           --                 --            --          29.22%
         All contract charges                                   --          237            $25,870          2.57%            --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 106.86           --                 --            --          21.59%
         Highest contract charge 0.90% Service Class (y)  $ 106.19           --                 --            --          20.93%
         All contract charges                                   --          210            $21,007          0.00%            --
MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 105.80           --                 --            --          17.98%
         Highest contract charge 0.90% Service Class (y)  $ 105.14           --                 --            --          17.34%
         All contract charges                                   --            5            $   570          0.00%            --
MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 102.73           --                 --            --          16.59%
         Highest contract charge 0.90% Service Class (y)  $ 102.09           --                 --            --          15.96%
         All contract charges                                   --            1            $    66          0.00%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
MFS UTILITIES SERIES
--------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class (y)  $ 111.38              --                --            --           24.51%
         Highest contract charge 0.00% Service Class (y) $ 111.38              --                --            --           24.51%
         All contract charges                                  --               1          $    112          0.00%             --
MULTIMANAGER AGGRESSIVE EQUITY (r) (x)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A            $ 171.10              --                --            --           17.91%
         Highest contract charge 0.90% Class A           $ 179.55              --                --            --           16.85%
         All contract charges                                  --             870          $363,738          0.86%             --
  2009   Lowest contract charge 0.00% Class A            $ 145.11              --                --            --           37.61%
         Highest contract charge 0.90% Class A           $ 153.66              --                --            --           36.37%
         All contract charges                                  --             901          $331,262          0.39%             --
  2008   Lowest contract charge 0.00% Class A            $ 105.45              --                --            --          (46.54)%
         Highest contract charge 0.90% Class A           $ 112.68              --                --            --          (47.02)%
         All contract charges                                  --             870          $249,801          0.50%             --
  2007   Lowest contract charge 0.00% Class A            $ 197.25              --                --            --           11.66%
         Highest contract charge 0.90% Class A           $ 212.70              --                --            --           10.65%
         All contract charges                                  --             950          $516,296          0.10%             --
  2006   Lowest contract charge 0.00% Class A            $ 176.65              --                --            --            5.37%
         Highest contract charge 0.90% Class A           $ 192.22              --                --            --            4.43%
         All contract charges                                  --           1,040          $506,530          0.17%             --
MULTIMANAGER AGGRESSIVE EQUITY (r) (x)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B            $  87.39              --                --            --           17.61%
         Highest contract charge 0.90% Class B           $  78.80              --                --            --           16.56%
         All contract charges                                  --             283          $ 23,448          0.86%             --
  2009   Lowest contract charge 0.00% Class B            $  74.30              --                --            --           37.27%
         Highest contract charge 0.90% Class B           $  67.61              --                --            --           36.04%
         All contract charges                                  --             261          $ 18,387          0.39%             --
  2008   Lowest contract charge 0.00% Class B            $  54.13              --                --            --          (46.68)%
         Highest contract charge 0.90% Class B           $  49.70              --                --            --          (47.16)%
         All contract charges                                  --             178          $  9,141          0.50%             --
  2007   Lowest contract charge 0.00% Class B            $ 101.51              --                --            --           11.38%
         Highest contract charge 0.90% Class B           $  94.06              --                --            --           10.39%
         All contract charges                                  --             186          $ 17,789          0.10%             --
  2006   Lowest contract charge 0.00% Class B            $  91.14              --                --            --            5.11%
         Highest contract charge 0.90% Class B           $  85.21              --                --            --            4.17%
         All contract charges                                  --             189          $ 16,561          0.17%             --
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A            $ 149.28              --                --            --            6.47%
         Highest contract charge 0.60% Class A           $ 149.14              --                --            --            5.83%
         All contract charges                                  --             187          $ 26,807          2.84%             --
  2009   Lowest contract charge 0.00% Class A            $ 140.21              --                --            --            8.58%
         Highest contract charge 0.60% Class A           $ 140.92              --                --            --            7.93%
         All contract charges                                  --             184          $ 24,878          3.64%             --
  2008   Lowest contract charge 0.00% Class A            $ 129.13              --                --            --            2.72%
         Highest contract charge 0.60% Class A           $ 130.57              --                --            --            2.11%
         All contract charges                                  --             162          $ 20,806          4.96%             --
  2007   Lowest contract charge 0.00% Class A            $ 125.71              --                --            --            6.53%
         Highest contract charge 0.60% Class A           $ 127.87              --                --            --            5.89%
         All contract charges                                  --             157          $ 19,585          4.20%             --
  2006   Lowest contract charge 0.00% Class A            $ 118.00              --                --            --            4.03%
         Highest contract charge 0.60% Class A           $ 120.76              --                --            --            3.40%
         All contract charges                                  --             136          $ 15,997          4.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 154.18             --                 --            --            6.20%
         Highest contract charge 0.90% Class B     $ 142.14             --                 --            --            5.25%
         All contract charges                            --            509            $75,116          2.84%             --
  2009   Lowest contract charge 0.00% Class B      $ 145.18             --                 --            --            8.32%
         Highest contract charge 0.90% Class B     $ 135.05             --                 --            --            7.33%
         All contract charges                            --            582            $81,363          3.64%             --
  2008   Lowest contract charge 0.00% Class B      $ 134.03             --                 --            --            2.46%
         Highest contract charge 0.90% Class B     $ 125.82             --                 --            --            1.55%
         All contract charges                            --            479            $62,184          4.96%             --
  2007   Lowest contract charge 0.00% Class B      $ 130.81             --                 --            --            6.26%
         Highest contract charge 0.90% Class B     $ 123.90             --                 --            --            5.29%
         All contract charges                            --            459            $58,320          4.20%             --
  2006   Lowest contract charge 0.00% Class B      $ 123.10             --                 --            --            3.77%
         Highest contract charge 0.90% Class B     $ 117.67             --                 --            --            2.84%
         All contract charges                            --            482            $57,882          4.16%             --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 205.86             --                 --            --            7.22%
         Highest contract charge 0.60% Class A     $ 147.22             --                 --            --            6.58%
         All contract charges                            --             70            $14,070          2.99%             --
  2009   Lowest contract charge 0.00% Class A      $ 191.99             --                 --            --           30.24%
         Highest contract charge 0.60% Class A     $ 138.13             --                 --            --           29.45%
         All contract charges                            --             76            $14,392          1.68%             --
  2008   Lowest contract charge 0.00% Class A      $ 147.41             --                 --            --          (47.10)%
         Highest contract charge 0.60% Class A     $ 106.70             --                 --            --          (47.42)%
         All contract charges                            --             76            $11,041          1.63%             --
  2007   Lowest contract charge 0.00% Class A      $ 278.66             --                 --            --           12.71%
         Highest contract charge 0.60% Class A     $ 202.92             --                 --            --           12.04%
         All contract charges                            --             71            $19,542          0.78%             --
  2006   Lowest contract charge 0.00% Class A      $ 247.23             --                 --            --           25.63%
         Highest contract charge 0.60% Class A     $ 181.12             --                 --            --           24.88%
         All contract charges                            --             60            $14,457          2.37%             --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 193.73             --                 --            --            6.96%
         Highest contract charge 0.90% Class B     $ 137.79             --                 --            --            5.99%
         All contract charges                            --            259            $37,993          2.99%             --
  2009   Lowest contract charge 0.00% Class B      $ 181.13             --                 --            --           29.92%
         Highest contract charge 0.90% Class B     $ 130.00             --                 --            --           28.75%
         All contract charges                            --            294            $40,174          1.68%             --
  2008   Lowest contract charge 0.00% Class B      $ 139.42             --                 --            --          (47.23)%
         Highest contract charge 0.90% Class B     $ 100.97             --                 --            --          (47.71)%
         All contract charges                            --            313            $32,917          1.63%             --
  2007   Lowest contract charge 0.00% Class B      $ 264.21             --                 --            --           12.43%
         Highest contract charge 0.90% Class B     $ 193.09             --                 --            --           11.41%
         All contract charges                            --            326            $65,021          0.78%             --
  2006   Lowest contract charge 0.00% Class B      $ 235.00             --                 --            --           25.32%
         Highest contract charge 0.90% Class B     $ 173.31             --                 --            --           24.19%
         All contract charges                            --            309            $54,685          2.37%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 172.43             --                 --            --           11.82%
         Highest contract charge 0.60% Class A     $ 120.82             --                 --            --           11.15%
         All contract charges                            --             21            $ 3,622          0.40%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
----------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.20             --                 --            --           32.84%
         Highest contract charge 0.60% Class A     $ 108.70             --                 --            --           32.04%
         All contract charges                            --             23            $ 3,543          1.60%             --
  2008   Lowest contract charge 0.00% Class A      $ 116.08             --                 --            --          (39.38)%
         Highest contract charge 0.60% Class A     $  82.32             --                 --            --          (39.75)%
         All contract charges                            --             23            $ 2,622          0.63%             --
  2007   Lowest contract charge 0.00% Class A      $ 191.50             --                 --            --            5.27%
         Highest contract charge 0.60% Class A     $ 136.63             --                 --            --            4.63%
         All contract charges                            --             22            $ 4,107          0.55%             --
  2006   Lowest contract charge 0.00% Class A      $ 181.92             --                 --            --           13.86%
         Highest contract charge 0.60% Class A     $ 130.58             --                 --            --           13.18%
         All contract charges                            --             21            $ 3,635          0.75%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 153.99             --                 --            --           11.54%
         Highest contract charge 0.90% Class B     $ 114.16             --                 --            --           10.54%
         All contract charges                            --             40            $ 5,027          0.40%             --
  2009   Lowest contract charge 0.00% Class B      $ 138.05             --                 --            --           32.51%
         Highest contract charge 0.90% Class B     $ 103.27             --                 --            --           31.32%
         All contract charges                            --             36            $ 3,992          1.60%             --
  2008   Lowest contract charge 0.00% Class B      $ 104.18             --                 --            --          (39.54)%
         Highest contract charge 0.90% Class B     $  78.64             --                 --            --          (40.08)%
         All contract charges                            --             37            $ 3,035          0.63%             --
  2007   Lowest contract charge 0.00% Class B      $ 172.31             --                 --            --            5.00%
         Highest contract charge 0.90% Class B     $ 131.25             --                 --            --            4.05%
         All contract charges                            --             42            $ 5,631          0.55%             --
  2006   Lowest contract charge 0.00% Class B      $ 164.10             --                 --            --           13.58%
         Highest contract charge 0.90% Class B     $ 126.14             --                 --            --           12.56%
         All contract charges                            --             30            $ 3,891          0.75%             --
  2005   Lowest contract charge 0.00% Class B      $ 144.48             --                 --            --            6.73%
         Highest contract charge 0.90% Class B     $ 112.07             --                 --            --            5.77%
         All contract charges                            --             29            $ 3,416          0.96%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 185.43             --                 --            --           13.44%
         Highest contract charge 0.60% Class A     $ 133.08             --                 --            --           12.76%
         All contract charges                            --             60            $10,690          0.93%             --
  2009   Lowest contract charge 0.00% Class A      $ 163.46             --                 --            --           23.16%
         Highest contract charge 0.60% Class A     $ 118.02             --                 --            --           22.43%
         All contract charges                            --             63            $ 9,918          1.92%             --
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --          (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --          (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%             --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --            3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --            3.27%
         All contract charges                            --             56            $11,584          1.24%             --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --           19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --           18.90%
         All contract charges                            --             41            $ 8,389          3.08%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 168.15             --                 --            --           13.15%
         Highest contract charge 0.90% Class B     $ 127.65             --                 --            --           12.14%
         All contract charges                            --            170            $23,298          0.93%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER LARGE CAP VALUE (CONTINUED)
----------------------------------------
  2009   Lowest contract charge 0.00% Class B      $ 148.60             --                 --            --           22.85%
         Highest contract charge 0.90% Class B     $ 113.84             --                 --            --           21.75%
         All contract charges                            --            203            $24,443          1.92%             --
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --          (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --          (38.01)%
         All contract charges                            --            228            $22,209          1.56%             --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --            3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --            2.70%
         All contract charges                            --            201            $31,371          1.24%             --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --           19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --           18.25%
         All contract charges                            --            185            $28,015          3.08%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 232.43             --                 --            --           27.20%
         Highest contract charge 0.60% Class A     $ 134.60             --                 --            --           26.44%
         All contract charges                            --             47            $10,811          0.00%             --
  2009   Lowest contract charge 0.00% Class A      $ 182.73             --                 --            --           42.13%
         Highest contract charge 0.60% Class A     $ 106.45             --                 --            --           41.28%
         All contract charges                            --             52            $ 9,201            --              --
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --          (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --          (43.78)%
         All contract charges                            --             51            $ 6,494            --              --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --           12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --           11.51%
         All contract charges                            --             51            $11,417            --              --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --            9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --            9.24%
         All contract charges                            --             51            $10,040          0.51%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 205.79             --                 --            --           26.88%
         Highest contract charge 0.90% Class B     $ 122.48             --                 --            --           25.74%
         All contract charges                            --            153            $19,965          0.00%             --
  2009   Lowest contract charge 0.00% Class B      $ 162.19             --                 --            --           41.78%
         Highest contract charge 0.90% Class B     $  97.40             --                 --            --           40.49%
         All contract charges                            --            167            $17,174            --              --
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --          (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --          (44.08)%
         All contract charges                            --            180            $13,058            --              --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --           11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --           10.89%
         All contract charges                            --            194            $24,950            --              --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --            9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --            8.63%
         All contract charges                            --            201            $23,045          0.51%             --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 262.21             --                 --            --           25.23%
         Highest contract charge 0.60% Class A     $ 164.93             --                 --            --           24.48%
         All contract charges                            --             54            $11,972          0.80%             --
  2009   Lowest contract charge 0.00% Class A      $ 209.39             --                 --            --           44.72%
         Highest contract charge 0.60% Class A     $ 132.50             --                 --            --           43.86%
         All contract charges                            --             51            $ 9,941          3.12%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER MID CAP VALUE (CONTINUED)
--------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --           (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --           (36.20)%
         All contract charges                            --             51           $  7,026          0.49%              --
  2007   Lowest contract charge 0.00% Class A      $ 225.38             --                 --            --             0.34%
         Highest contract charge 0.60% Class A     $ 144.35             --                 --            --            (0.26)%
         All contract charges                            --             44           $  9,523            --               --
  2006   Lowest contract charge 0.00% Class A      $ 224.61             --                 --            --            15.01%
         Highest contract charge 0.60% Class A     $ 144.73             --                 --            --            14.32%
         All contract charges                            --             45           $  9,597          1.78%              --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 172.21             --                 --            --            24.91%
         Highest contract charge 0.90% Class B     $ 158.75             --                 --            --            23.79%
         All contract charges                            --            291           $ 47,906          0.80%              --
  2009   Lowest contract charge 0.00% Class B      $ 137.87             --                 --            --            44.36%
         Highest contract charge 0.90% Class B     $ 128.24             --                 --            --            43.06%
         All contract charges                            --            317           $ 42,070          3.12%              --
  2008   Lowest contract charge 0.00% Class B      $  95.50             --                 --            --           (35.97)%
         Highest contract charge 0.90% Class B     $  89.64             --                 --            --           (36.55)%
         All contract charges                            --            331           $ 30,500          0.49%              --
  2007   Lowest contract charge 0.00% Class B      $ 149.14             --                 --            --             0.09%
         Highest contract charge 0.90% Class B     $ 141.27             --                 --            --            (0.81)%
         All contract charges                            --            362           $ 52,202            --               --
  2006   Lowest contract charge 0.00% Class B      $ 149.00             --                 --            --            14.73%
         Highest contract charge 0.90% Class B     $ 142.42             --                 --            --            13.70%
         All contract charges                            --            374           $ 54,292          1.78%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 203.94             --                 --            --             6.89%
         Highest contract charge 0.90% Class A     $ 210.54             --                 --            --             5.93%
         All contract charges                            --            413           $108,715          2.75%              --
  2009   Lowest contract charge 0.00% Class A      $ 190.79             --                 --            --             9.92%
         Highest contract charge 0.90% Class A     $ 198.75             --                 --            --             8.93%
         All contract charges                            --            464           $115,385          4.64%              --
  2008   Lowest contract charge 0.00% Class A      $ 173.57             --                 --            --           (23.31)%
         Highest contract charge 0.90% Class A     $ 182.46             --                 --            --           (24.00)%
         All contract charges                            --            503           $116,460          9.53%              --
  2007   Lowest contract charge 0.00% Class A      $ 226.34             --                 --            --             3.39%
         Highest contract charge 0.90% Class A     $ 240.09             --                 --            --             2.46%
         All contract charges                            --            537           $164,892          7.42%              --
  2006   Lowest contract charge 0.00% Class A      $ 218.91             --                 --            --            10.20%
         Highest contract charge 0.90% Class A     $ 234.32             --                 --            --             9.22%
         All contract charges                            --            639           $194,839          7.51%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 123.50             --                 --            --             6.63%
         Highest contract charge 0.90% Class B     $  95.76             --                 --            --             5.67%
         All contract charges                            --            171           $ 17,687          2.75%              --
  2009   Lowest contract charge 0.00% Class B      $ 115.82             --                 --            --             9.65%
         Highest contract charge 0.90% Class B     $  90.62             --                 --            --             8.66%
         All contract charges                            --            171           $ 16,486          4.64%              --
  2008   Lowest contract charge 0.00% Class B      $ 105.63             --                 --            --           (23.51)%
         Highest contract charge 0.90% Class B     $  83.40             --                 --            --           (24.19)%
         All contract charges                            --            187           $ 16,482          9.53%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER MULTI-SECTOR BOND (CONTINUED)
------------------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 138.09             --                 --            --            3.14%
         Highest contract charge 0.90% Class B        $ 110.01             --                 --            --            2.20%
         All contract charges                               --            222            $25,669          7.42%             --
  2006   Lowest contract charge 0.00% Class B         $ 133.89             --                 --            --            9.93%
         Highest contract charge 0.90% Class B        $ 107.64             --                 --            --            8.94%
         All contract charges                               --            212            $23,535          7.51%             --
MULTIMANAGER SMALL CAP GROWTH (f)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 140.33             --                 --            --           27.65%
         Highest contract charge 0.90% Class B (c)    $  92.61             --                 --            --           26.51%
         All contract charges                               --             70            $ 8,519          0.00%             --
  2009   Lowest contract charge 0.00% Class B         $ 109.93             --                 --            --           34.54%
         Highest contract charge 0.90% Class B (c)    $  73.21             --                 --            --           33.32%
         All contract charges                               --             69            $ 6,549            --              --
  2008   Lowest contract charge 0.00% Class B         $  81.71             --                 --            --          (42.11)%
         Highest contract charge 0.90% Class B (c)    $  54.91             --                 --            --          (42.63)%
         All contract charges                               --             48            $ 3,506            --              --
  2007   Lowest contract charge 0.00% Class B         $ 141.15             --                 --            --            3.68%
         Highest contract charge 0.90% Class B (c)    $  95.72             --                 --            --           (4.28)%
         All contract charges                               --             35            $ 4,611            --              --
  2006   Lowest contract charge 0.00% Class B         $ 136.14             --                 --            --           10.21%
         Highest contract charge 0.00% Class B        $ 136.14             --                 --            --           10.21%
         All contract charges                               --             19            $ 2,587          1.23%             --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A         $ 192.78             --                 --            --           24.82%
         Highest contract charge 0.60% Class A        $ 184.56             --                 --            --           24.07%
         All contract charges                               --             70            $13,507          0.26%             --
  2009   Lowest contract charge 0.00% Class A         $ 154.45             --                 --            --           26.73%
         Highest contract charge 0.60% Class A        $ 148.76             --                 --            --           25.97%
         All contract charges                               --             74            $11,427          1.14%             --
  2008   Lowest contract charge 0.00% Class A         $ 121.87             --                 --            --          (37.71)%
         Highest contract charge 0.60% Class A        $ 118.09             --                 --            --          (38.08)%
         All contract charges                               --             73            $ 8,899          0.31%             --
  2007   Lowest contract charge 0.00% Class A         $ 195.65             --                 --            --           (9.59)%
         Highest contract charge 0.60% Class A        $ 190.72             --                 --            --          (10.14)%
         All contract charges                               --             74            $14,269          0.38%             --
  2006   Lowest contract charge 0.00% Class A         $ 216.41             --                 --            --           16.40%
         Highest contract charge 0.60% Class A        $ 212.25             --                 --            --           15.70%
         All contract charges                               --             67            $14,314          6.20%             --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 202.76             --                 --            --           24.50%
         Highest contract charge 0.90% Class B        $ 182.54             --                 --            --           23.39%
         All contract charges                               --             94            $17,887          0.26%             --
  2009   Lowest contract charge 0.00% Class B         $ 162.86             --                 --            --           26.42%
         Highest contract charge 0.90% Class B        $ 147.95             --                 --            --           25.28%
         All contract charges                               --            108            $16,637          1.14%             --
  2008   Lowest contract charge 0.00% Class B         $ 128.82             --                 --            --          (37.86)%
         Highest contract charge 0.90% Class B        $ 118.09             --                 --            --          (38.43)%
         All contract charges                               --            125            $15,267          0.31%             --
  2007   Lowest contract charge 0.00% Class B         $ 207.32             --                 --            --           (9.84)%
         Highest contract charge 0.90% Class B        $ 191.79             --                 --            --          (10.65)%
         All contract charges                               --            146            $28,898          0.38%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 229.95             --                 --            --           16.11%
         Highest contract charge 0.90% Class B         $ 214.66             --                 --            --           15.07%
         All contract charges                                --            160            $35,191          6.20%             --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A          $ 263.44             --                 --            --           18.00%
         Highest contract charge 0.60% Class A         $ 139.58             --                 --            --           17.29%
         All contract charges                                --             51            $12,775          0.00%             --
  2009   Lowest contract charge 0.00% Class A          $ 223.26             --                 --            --           58.84%
         Highest contract charge 0.60% Class A         $ 119.01             --                 --            --           57.88%
         All contract charges                                --             55            $11,948            --              --
  2008   Lowest contract charge 0.00% Class A          $ 140.56             --                 --            --          (46.96)%
         Highest contract charge 0.60% Class A         $  75.38             --                 --            --          (47.28)%
         All contract charges                                --             51            $ 6,987            --              --
  2007   Lowest contract charge 0.00% Class A          $ 265.01             --                 --            --           18.55%
         Highest contract charge 0.60% Class A         $ 142.97             --                 --            --           17.83%
         All contract charges                                --             47            $12,183            --              --
  2006   Lowest contract charge 0.00% Class A          $ 223.55             --                 --            --            7.57%
         Highest contract charge 0.60% Class A         $ 121.34             --                 --            --            6.93%
         All contract charges                                --             40            $ 8,494            --              --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 214.70             --                 --            --           17.70%
         Highest contract charge 0.90% Class B         $ 122.00             --                 --            --           16.65%
         All contract charges                                --            502            $68,052          0.00%             --
  2009   Lowest contract charge 0.00% Class B          $ 182.41             --                 --            --           58.44%
         Highest contract charge 0.90% Class B         $ 104.59             --                 --            --           57.02%
         All contract charges                                --            577            $68,071            --              --
  2008   Lowest contract charge 0.00% Class B          $ 115.13             --                 --            --          (47.08)%
         Highest contract charge 0.90% Class B         $  66.61             --                 --            --          (47.56)%
         All contract charges                                --            551            $40,530            --              --
  2007   Lowest contract charge 0.00% Class B          $ 217.54             --                 --            --           18.22%
         Highest contract charge 0.90% Class B         $ 127.01             --                 --            --           17.15%
         All contract charges                                --            586            $81,155            --              --
  2006   Lowest contract charge 0.00% Class B          $ 184.01             --                 --            --            7.30%
         Highest contract charge 0.90% Class B         $ 108.42             --                 --            --            6.33%
         All contract charges                                --            574            $66,544            --              --
MUTUAL SHARES SECURITIES FUND
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)      $ 103.00             --                 --            --           13.77%
         Highest contract charge 0.90% Class 2 (y)     $ 102.36             --                 --            --           13.15%
         All contract charges                                --             73            $ 7,154          0.60%             --
NATURAL RESOURCES
-----------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class II (l)     $ 100.55             --                 --            --           27.48%
         Lowest contract charge 0.00% Class II (l)     $ 100.55             --                 --            --           27.48%
         All contract charges                                --            383            $38,117          0.07%             --
  2009   Lowest contract charge 0.00% Class II (l)     $  78.88             --                 --            --           76.42%
         Lowest contract charge 0.00% Class II (l)     $  78.88             --                 --            --           76.42%
         All contract charges                                --            367            $28,942          0.28%             --
  2008   Lowest contract charge 0.00% Class II (l)     $  44.71             --                 --            --          (55.29)%
         Lowest contract charge 0.00% Class II (l)     $  44.71             --                 --            --          (55.29)%
         All contract charges                                --            255            $11,418          0.22%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 124.21           --                 --            --           35.40%
         Highest contract charge 0.90% Advisor Class (y) $ 123.43           --                 --            --           34.68%
         All contract charges                                  --           24            $ 2,992          9.67%             --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 105.13           --                 --            --            3.84%
         Highest contract charge 0.90% Advisor Class (y) $ 104.47           --                 --            --            3.27%
         All contract charges                                  --          116            $ 9,350          2.45%             --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
-----------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 104.64           --                 --            --            3.97%
         Highest contract charge 0.90% Advisor Class (y) $ 103.98           --                 --            --            3.40%
         All contract charges                                  --          367            $37,174          6.61%             --
T. ROWE PRICE EQUITY INCOME
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class II (y)       $ 102.60           --                 --            --           16.44%
         Highest contract charge 0.90% Class II (y)      $ 101.96           --                 --            --           15.80%
         All contract charges                                  --           52            $ 5,337          1.91%             --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class II (y)       $ 106.52           --                 --            --           18.99%
         Highest contract charge 0.00% Class II (y)      $ 106.52           --                 --            --           18.99%
         All contract charges                                  --            7            $   769          0.00%             --
TARGET 2015 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 108.03           --                 --            --           10.73%
         Lowest contract charge 0.00% Class B (l)        $ 108.03           --                 --            --           10.73%
         All contract charges                                  --           58            $ 6,259          2.22%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  97.56           --                 --            --           20.30%
         Lowest contract charge 0.00% Class B (l)        $  97.56           --                 --            --           20.30%
         All contract charges                                  --           37            $ 3,250          6.33%             --
  2008   Lowest contract charge 0.00% Class B (l)        $  81.10           --                 --            --          (28.29)%
         Lowest contract charge 0.00% Class B (l)        $  81.10           --                 --            --          (28.29)%
         All contract charges                                  --           11            $   878         13.10%             --
TARGET 2025 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 105.59           --                 --            --           11.94%
         Lowest contract charge 0.00% Class B (l)        $ 105.59           --                 --            --           11.94%
         All contract charges                                  --           71            $ 7,295          3.51%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  94.32           --                 --            --           23.20%
         Lowest contract charge 0.00% Class B (l)        $  94.32           --                 --            --           23.20%
         All contract charges                                  --           18            $ 1,631          5.94%             --
  2008   Lowest contract charge 0.00% Class B (l)        $  76.56           --                 --            --          (32.44)%
         Lowest contract charge 0.00% Class B (l)        $  76.56           --                 --            --          (32.44)%
         All contract charges                                  --            9            $   658         19.66%             --
TARGET 2035 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 104.18           --                 --            --           12.73%
         Lowest contract charge 0.00% Class B (l)        $ 104.18           --                 --            --           12.73%
         All contract charges                                  --           65            $ 6,616          3.41%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  92.42           --                 --            --           25.56%
         Lowest contract charge 0.00% Class B (l)        $  92.42           --                 --            --           25.56%
         All contract charges                                  --           14            $ 1,281          6.51%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
TARGET 2035 ALLOCATION (CONTINUED)
----------------------------------
  2008   Lowest contract charge 0.00% Class B (l)       $  73.61           --                 --            --           (35.40)%
         Lowest contract charge 0.00% Class B (l)       $  73.61           --                 --            --           (35.40)%
         All contract charges                                 --            1            $    97          8.24%              --
TARGET 2045 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)       $ 101.99           --                 --            --            13.28%
         Lowest contract charge 0.00% Class B (l)       $ 101.99           --                 --            --            13.28%
         All contract charges                                 --           14            $ 1,246          3.51%              --
  2009   Lowest contract charge 0.00% Class B (l)       $  90.03           --                 --            --            27.76%
         Lowest contract charge 0.00% Class B (l)       $  90.03           --                 --            --            27.76%
         All contract charges                                 --            3            $   153          3.68%              --
  2008   Lowest contract charge 0.00% Class B (l)       $  70.47           --                 --            --           (38.66)%
         Lowest contract charge 0.00% Class B (l)       $  70.47           --                 --            --           (38.66)%
         All contract charges                                 --           --            $     8            --               --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 113.63           --                 --            --            34.35%
         Highest contract charge 0.90% Class 2 (y)      $ 112.93           --                 --            --            33.61%
         All contract charges                                 --           38            $ 4,357          0.10%              --
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 105.16           --                 --            --            11.61%
         Highest contract charge 0.90% Class 2 (y)      $ 104.51           --                 --            --            11.00%
         All contract charges                                 --          165            $17,145          0.05%              --
TEMPLETON GROWTH SECURITIES FUND
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 104.38           --                 --            --            19.84%
         Highest contract charge 0.90% Class 2 (y)      $ 103.73           --                 --            --            19.19%
         All contract charges                                 --            3            $   326          0.00%              --
VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class S (y)       $ 117.15           --                 --            --            42.78%
         Highest contract charge 0.90% Class S (y)      $ 116.42           --                 --            --            41.99%
         All contract charges                                 --           35            $ 4,065          0.00%              --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
-----------------------------------------------
         Unit Value 0.60% to 0.60%*
  2010   Lowest contract charge 0.60% Investor Share    $ 122.06           --                 --            --            14.22%
         Highest contract charge 0.60% Investor Share   $ 122.06           --                 --            --            14.22%
         All contract charges                                 --           51            $ 6,230          1.98%              --
  2009   Lowest contract charge 0.60% Investor Share    $ 106.86           --                 --            --            25.68%
         Highest contract charge 0.60% Investor Share   $ 106.86           --                 --            --            25.68%
         All contract charges                                 --           48            $ 5,109          2.63%              --
  2008   Lowest contract charge 0.60% Investor Share    $  85.02           --                 --            --           (37.31)%
         Highest contract charge 0.60% Investor Share   $  85.02           --                 --            --           (37.31)%
         All contract charges                                 --           48            $ 4,107          5.70%              --
  2007   Lowest contract charge 0.60% Investor Share    $ 135.63           --                 --            --             4.75%
         Highest contract charge 0.60% Investor Share   $ 135.63           --                 --            --             4.75%
         All contract charges                                 --           40            $ 5,476          1.41%              --
  2006   Lowest contract charge 0.60% Investor Share    $ 129.48           --                 --            --            14.26%
         Highest contract charge 0.60% Investor Share   $ 129.48           --                 --            --            14.26%
         All contract charges                                 --           33            $ 4,257          1.59%              --

----------
(a)  Units were made available for sale on April 27, 2007.
(b)  Units were made available for sale on July 6, 2007.
(c)  Units were made available for sale on May 25, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)

(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(h) A substitution of EQ/Morgan Stanley Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(i) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(j) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k)  Units were made available for sale on May 1, 2006.
(l)  Units were made available for sale on May 1, 2008.
(m) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(n) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(o) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(p) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(q) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(r) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(s) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(t) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(u)  Units were made available for sale on May 1, 2009.
(v)  Units were made available for sale on September 11, 2009.
(w)  Units were made available for sale on September 18, 2009.
(x) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(y)  Units were made available for sale on May 24, 2010.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

Appendix A



--------------------------------------------------------------------------------
DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman and Chief Executive Officer of AXA since April 2010;
75008 Paris, France                    prior thereto, Chairman of the Management Board (May 2000 to April 2010) and Chief Executive
                                       Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board
                                       (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the
                                       AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                       AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of AXA's Board of Directors and Deputy Chief Executive Officer (since
25, Avenue Matignon                    April 2010); prior thereto, Member of the AXA Management Board (February 2003 to April 2010)
75008 Paris, France                    and Chief Financial Officer (May 2003 through December 2009), prior thereto, Executive Vice
                                       President, Finance, Control and Strategy, AXA (January 2000 to May 2003); prior thereto
                                       Senior Executive Vice President, International (US-UK-Benelux) AXA (January 1997 to
                                       January 2000); Member of the AXA Executive Committee (since January 2000); Director,
        `                              AXA Financial (since November 2003), AllianceBernstein (since February 1996) and various
                                       AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th Street, Apt. 12-C        of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director and
                                       Chairperson of the Nominating & Governance Committee and Lead Director of DelMonte Foods Co.,
                                       Director and Member of the Audit Committee of PACTIV Corporation and Royal Dutch Shell plc;
                                       Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial and AXA Equitable
                                       (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Former Senior Advisor, Morgan Stanley (June 2000 to 2004); Director/Trustee,
Harborside Financial Center            Morgan Stanley Funds (since June 2000); Director, AXA Financial (since December 2002);
Plaza Two, Second Floor                President and Chief Operating Officer--Individual Investor Group, Morgan Stanley Dean Witter
Jersey City, NJ 07311                  (June 1997 to June 2000); President and Chief Operating Officer--Dean Witter Securities, Dean
                                       Witter Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; and a member of
                                       The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
SSA & Company                          September 2002). Chief Executive Officer, (since February 2005) of SSA & Company. Prior
315 East Hopkins Avenue                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to
Aspen, CO 81611                        May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director, AXA
                                       Financial (since September 2002); NAVTEQ (May 2004 to 2009); Director, Interval International
                                       (January 1998 to June 2003); Executive Vice President, Hyatt Development Corporation (1997 to
                                       2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation      November 2002). Chairman of the Board, TD Ameritrade Holding Corporation (since October
4211 South 102nd Street                2008). Served as President and Head Coach of the Omaha Nighthawks of the United Football
Omaha, NE 68127                        League. Prior thereto, served as Executive Advisor to the Head Football Coach at the
                                       University of Nebraska. Prior thereto, Chief Executive Officer (March 2001 to October 2008);
                                       Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch & Co.,
                                       Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                    APPENDIX A
I-1

------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                      March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                    June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                      (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                      CIT Group, Inc. (May 1984 to June 2001, June 2002 to February 2010), H. W. Wilson Co. and
                                      Junior Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC.
                                      Director of AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Danny L. Hale                         Director of AXA Financial, AXA Equitable, MONY Life and MONY America since May 2010. From
900 20th Avenue South, Unit 1411      January 2003 to March 2008, served as Senior Vice President and Chief Financial Officer of
Nashville, TN 37212                   The Allstate Corporation. Prior to joining The Allstate Corporation in January 2003,
                                      Executive Vice President and Chief Financial Officer of the Promus Hotel Corporation until its acquisition by the Hilton Hotels Group in 1999. Executive Vice President and Chief
                                      Financial Officer of USF&G Corporation from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Richard C. Vaughan                    Director of AXA Financial, AXA Equitable, MONY Life and MONY America since May 2010.
764 Lynnmore Lane                     Executive Vice President and Chief Financial Officer of Lincoln Financial Group (1995 to May
Naples, FL 34108                      2005); prior thereto, Chief Financial Officer (June 1992 to 1995); Senior Vice President and
                                      Chief Financial Officer of Employee Benefits Division (July 1990 to 1995). Member of the
                                      Board of Directors of MBIA Inc, serving on the Audit Committee (Chair), Compensation and
                                      Governance Committee and Executive Committee.
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                        Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
30 Beekman Place                      2006). Chairman of the Board (Distribution Committee) of The New York Community Trust (since
Apt. 8A                               July 2008); prior thereto, Vice Chairman of the Board (Distribution Committee) of The New
New York, NY 10022                    York Community Trust (June 2008 to July 2008). Formerly, Chairperson of New York City Health
                                      and Hospitals Corporation (June 2004 to September 2008). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New York Life Insurance Company's family of mutual funds (March
                                      2001 to July 2006). Member of the Distribution Committee of The New York Community Trust
                                      (since 2002); Member of the Board of Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations (since 1991). Member of the Board of Directors of Fannie Mae
                                      (since December 2008).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                   Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                            and MONY America (since May 2006). Non-executive Chairman of AXA UK plc (since 1997). Prior
5 Old Broad Street                    thereto, Chief Executive Officer (1978 to October 2002) and Director (April 1978 to January
London, England EC2N 1AD              2005) of Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and
                                      Chairman of the Remuneration and Nomination Committee of AXA UK plc; Member of AXA's Board of
                                      Directors since April 2010, was a Member of AXA's Supervisory Board from 1996 to April 2010 and is currently Chairman of AXA's Audit Committee and a Member of AXA's Compensation and
                                      Human Resources Committee; prior thereto, Member of the Supervisory Board and Chairman of the
                                      Audit Committee and Member of the Compensation Committee of AXA (1997 to April 2010); Former
                                      Director of Binley Limited (1994 to 2009); Director of TAWA plc (since 2004); Member of the
                                      Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                      Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
The New York Community Trust          2006). President of The New York Community Trust (since 1990). Prior thereto, Executive Vice
909 Third Avenue                      President of The New York Community Trust (1987 to 1990). Director and Chairperson of
New York, NY 10022                    Corporate Governance Committee and Member of Executive and Compensation Committees of
                                      AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the
                                      Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                      (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of
                                      Governors of the Milano School of Management & Urban Policy (The New School) (since September
                                      2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May 2006).
Princeton University                  Professor of Politics, IBM Professor of International Studies - Director. Formerly, Director,
Corwin Hall                           Program in European Studies at Princeton University (September 1979 to 2008) and Professor of
Princeton, NJ 08544                   Politics (since September 1979) of Princeton University. Currently a member of AXA's Board of
                                      Directors since April 2010; prior thereto, Member of AXA's Supervisory Board (April 2003 to
                                      April 2010); Currently, President of the Advisory Board of Institut Montaigne; President of
                                      the Editorial Board of Comparative Politics; President of the Editorial Committee of La Revue
                                      des Deux Mondes and Politique Americaine; Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------


I-2 APPENDIX A

------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Kraus                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since February
AllianceBernstein Corporation          2009). Director, Chairman of the Board and Chief Executive Officer of AllianceBernstein
1345 Avenue of the Americas            Corporation (since December 2008). Prior thereto, Executive Vice President of Merrill Lynch &
New York, NY 10105                     Co. (September 2008 to December 2008). Prior thereto, Co-Head, Investment Management Division of Goldman Sachs Group, Inc. (March 1986 to March 2008); also held the following positions:
                                       Co-Head of the Financial Institutions Group Tokyo (1990-1996); Partner (1994); Managing
                                       Director (1996). Currently, Director of Keewaydin Camp; Chairman of the Investment Committee
                                       of Trinity College; Chairman of the Board of Overseers of California Institute of the Arts;
                                       and Co-Chair of Friends of the Carnegie International.
------------------------------------------------------------------------------------------------------------------------------------


OFFICERS -- DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011), President and Chief Executive Officer (since February 2011),
                                       AXA Financial. Chairman of the Board and Chief Executive Officer (since February 2011) and
                                       Director (since January 2011), AXA Equitable, AXA Equitable Financial Services, LLC, MONY
                                       Life and MONY America. Member of AXA's Management and Executive Committees (since 2008).
                                       President and Chief Executive Officer of AXA Japan (2008 to January 2011). Director,
                                       Representative Executive Officer, President and Chief Executive Officer (June 2010 to
                                       February 2011), AXA Japan Holding Co., Ltd and AXA Life Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director, President and Chief Executive Officer (June 2008 to
                                       June 2010). Regional Chief Executive Officer, Life, AXA Asia Life and AXA Asia Pacific
                                       Holdings Limited (concurrently) (October 2001 to June 2008). Director and President (since
                                       January 2011), AXA America Holdings, Inc. Director (since February 2011), AllianceBernstein
                                       Corporation.
------------------------------------------------------------------------------------------------------------------------------------


OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Equitable Life and Annuity Company; Director
                                       (since January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust
                                       Company, FSB (''Frontier''); Director (since July 1999) AXA Advisors LLC; Senior Vice
                                       President (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC
                                       (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since March 2011), AXA Financial, Inc., AXA Equitable
                                       Financial Services, LLC, AXA Equitable, MONY Life and MONY America. Senior Executive Vice
                                       President, Head of Human Resources (2005 to February 2011), UniCredit Group. Vice President,
                                       Human Resources (2001 to 2004), General Electric. Director (since March 2011), MONY Assets
                                       Corp.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    APPENDIX A
I-3

------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Executive Vice President (November 2008 to present), Treasurer (July 2004 to present) and
                                       Chief Investment Officer (September 2004 to present) of MONY Financial Services, Inc., MONY
                                       Life and MONY America; prior thereto, Senior Vice President (July 2004 to November 2008).
                                       Executive Vice President (November to present), Treasurer (September 2003 to present) and
                                       Chief Investment Officer (September 2004 to present) of AXA Equitable; prior thereto, Senior
                                       Vice President (July 1997 to November 2008), Vice President (February 1989 to July 1997),
                                       Deputy Treasurer (February 1989 to September 1993). Executive Vice President (November 2008
                                       to present), Treasurer (September 1993 to present) and Chief Investment Officer (September
                                       2004 to present) of AXA Financial, Inc.; prior thereto, Senior Vice President (September 1997 to November 2008); Vice President (May 1992 to September 1997) and Assistant Treasurer (May
                                       1992 to September 1993). Executive Vice President (November 2008 to present), Treasurer
                                       (September 1999 to present) and Chief Investment Officer (September 2004 to present) of AXA
                                       Equitable Financial Services, LLC; prior thereto, Senior Vice President (September 1999 to
                                       November 2008). Senior Vice President (September 2005 to present) and Treasurer (November
                                       2008 to present) of AXA America Holdings, Inc. Director, Senior Vice President and Treasurer
                                       (since July 2004), MONY Benefits Management Corp. Director, Treasurer (July 2004 to May
                                       2005), and Senior Vice President (since December 2006); 1740 Advisers, Inc. Director,
                                       Executive Vice President and Treasurer (since July 2004), MONY Asset Management, Inc.;
                                       Director (since July 2004) and Chief Financial Officer (since April 2006), MONY Agricultural
                                       Investment Advisers, Inc. President and Treasurer (since October 2004), MONY International
                                       Holdings, LLC. Director, President and Treasurer (since November 2004), MONY Life Insurance
                                       Company of the Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director
                                       and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice President,
                                       Chief Investment Officer (since September 2004) and Treasurer (since December 1997), AXA
                                       Equitable Life & Annuity Company. Treasurer, Frontier Trust Company, FSB (June 2000 until
                                       July 2007); and AXA Network, LLC (since December 1999). Director (since July 1998), Chairman
                                       (since August 2000), and Chief Executive Officer (since September 1997), Equitable Casualty
                                       Insurance Company. Executive Vice President (since October 2009), Chief Financial Officer
                                       (since March 2010) and Treasurer, AXA Distribution Holding Corporation (since November 1999);
                                       and AXA Advisors, LLC (since December 2001). Director (since July 1997), and Senior Vice
                                       President and Chief Financial Officer (since April 1998), ACMC, LLC. Director, President and
                                       Chief Executive Officer (since December 2003), AXA Financial (Bermuda) Ltd. Director (since
                                       January 2005), Senior Vice President and Chief Investment Officer (since February 2005),
                                       Director (since March 2010), Executive Vice President (since December 2008), Chief Financial
                                       Officer (since March 2010), Chief Investment Officer and Treasurer (since December 2008),
                                       MONY Financial Services, Inc. U.S. Financial Life Insurance Company.



I-4 APPENDIX A

------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------

Richard S. Dziadzio                    Senior Executive Vice President (since January 2010) and Chief Financial Officer, AXA
                                       Equitable; prior thereto, Executive Vice President (September 2004 to January 2010) and Chief
                                       Financial Officer, Executive Vice President (September 2004 to January 2010) and Chief
                                       Financial Officer (since January 2007); Executive Vice President and Deputy Chief Financial
                                       Officer (September 2005 to December 2006). Senior Executive Vice President (since January
                                       2010) and Chief Financial Officer, MONY Life and MONY America; prior thereto, Executive Vice
                                       President (July 2004 to January 2010) and Chief Financial Officer (since January 2007).
                                       Senior Executive Vice President (since January 2010) and Chief Financial Officer (since
                                       January 2007), AXA Financial, Inc.; prior thereto, Executive Vice President and Deputy Chief
                                       Financial Officer (September 2005 to January 2007); Director (since January 2007), Senior
                                       Executive Vice President (since January 2010) and Chief Financial Officer (since December
                                       2006), AXA Equitable Financial Services, LLC; prior thereto, Executive Vice President
                                       (September 2004 to January 2010) and Chief Financial Officer (since December 2006); Director
                                       (since August 2004), AXA Advisors, LLC; Director, Chairman, President and Chief Executive
                                       Officer (since March 2010), ACMC, LLC; Director and Executive Vice President (since December
                                       2006), AXA America Holdings, Inc.; Executive Vice President and Chief Financial Officer
                                       (since December 2006), AXA Equitable Life and Annuity Company; Director, Chairman of the
                                       Board, President and Chief Executive Officer (since March 2010), AXA Distribution Holding
                                       Corporation, formerly, Executive Vice President and Chief Financial Officer (December 2006 to
                                       March 2010),; Director (since July 2004), MONY Capital Management, Inc. and MONY Agricultural
                                       Investment Advisers, Inc.; Director (since December 2006), Chairman of the Board, President and Chief Executive Officer (since March 2010), MONY Financial Services, Inc; prior thereto,
                                       Executive Vice President and Chief Financial Officer (December 2006 to March 2010);.Executive
                                       Vice President and Chief Financial Officer (December 2006 to November 2007), MONY Holdings,
                                       LLC; 1740 Advisers, Inc. and MONY Asset Management, Inc.; Director (since November 2004),
                                       Frontier Trust Company, FSB; Director (January 2005 to July 2007), MONY Financial Resources
                                       of the Americas Limited. Formerly, Director (July 2004 to December 2005), The Advest Group,
                                       Inc.; Director (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty
                                       Partners, Inc.; Director (July 2004 to May 2005), Matrix Capital Markets Group, Inc. and
                                       Matrix Private Equities, Inc. Business Support and Development (February 2001 to June 2004),
                                       GIE AXA; Head of Finance Administration (November 1998 to February 2001), AXA Real Estate
                                       Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President (July 2004 to present) and Chief Accounting Officer (May 2008 to present) of MONY Life and MONY America; prior thereto, Controller (July 2004 to May 2008).
                                       Senior Vice President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of AXA Financial, AXA Equitable, AXA Equitable Financial Services, LLC and MONY
                                       Financial Services, Inc.; prior thereto, Controller (December 1999 to May 2008). Senior Vice
                                       President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of
                                       AXA Equitable Life and Annuity Company. Previously held other Officerships with AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director
                                       (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January
                                       2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to August 2001),
                                       Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
Dave S. Hattem                         Senior Vice President (September 1999 to present) and General Counsel (February 2010 to present) of AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto, Senior
                                       Vice President (September 1999 to present) and Deputy General Counsel (May 2004 to February
                                       2010), Associate General Counsel (September 1999 to May 2004). Senior Vice President and
                                       Deputy General Counsel of AXA Financial, Inc. (September 2008 to present). Senior Vice
                                       President and Deputy General Counsel of MONY Life, MONY America and MONY Financial Services,
                                       Inc. (July 2004 to present). Senior Vice President (since August 2008) and General Counsel
                                       (since December 2010) of AXA Equitable Life and Annuity Company. Prior thereto, Senior Vice
                                       President and Deputy General Counsel (August 2008 to December 2010). Senior Vice President
                                       and Deputy General Counsel of MONY Holdings, LLC (July 2004 to November 2007).
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                       (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of
                                       AXA Equitable Financial Services, LLC; Director, President and Chief Operating Officer (since
                                       November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA Advisors,
                                       LLC. Director, President and Chief Operating Officer (since July 2004), MONY Brokerage, Inc.
                                       and its subsidiaries. Senior Vice President, Product Manager of Solomon Smith Barney (1996 to
                                       September 2002).
------------------------------------------------------------------------------------------------------------------------------------


                                                                    APPENDIX A
I-5

------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------

Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Equitable Financial Services, LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June
                                       2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December
                                       1996 to December 2001). Vice President, Secretary and Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                       Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005), AXA
                                       Equitable Life and Annuity Company. Vice President, Secretary and Associate General Counsel
                                       (since June 2005), AXA Distribution Holding Corporation. Vice President, Secretary and
                                       Associate General Counsel (June 2005 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Equitable Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         President (since January 2011), AXA Equitable and AXA Equitable Financial Services, LLC;
                                       prior thereto, Senior Executive Vice President and President, Financial Protection and Wealth
                                       Management (January 2010 to January 2011); Executive Vice President (September 2005 to
                                       January 2010); Senior Vice President (March 2005 to September 2005). Senior Executive Vice
                                       President and President, Financial Protection and Wealth Management (since February 2011 and
                                       May 2010 to January 2011), AXA Financial, Inc.; prior thereto, President [on an interim basis] (January 2011 to February 2011). President (since January 2011), MONY Life and MONY
                                       America; prior thereto, Senior Executive Vice President and President, Financial Protection
                                       and Wealth Management (May 2010 to January 2011); Executive Vice President (September 2005 to
                                       May 2010); Senior Vice President (March 2005 to September 2005). Director and Chairman of the
                                       Board (since July 2007), MONY Brokerage, Inc. and its subsidiaries; prior thereto, Vice
                                       Chairman of the Board (January 2006 to July 2007). Director (since February 2008), Financial
                                       Marketing Agency, Inc. Director and Chief Financial Protection & Wealth Management Officer
                                       (since March 2010), AXA Distributors, LLC and its subsidiaries. Director (since March 2010)
                                       and Member of the Audit Committee (since June 2010), U.S. Financial Life Insurance Company.
                                       Director (since December 2005) and Chairman of the Board (since July 2007); prior thereto,
                                       Vice Chairman of the Board (December 2005 until July 2007), AXA Network, LLC, AXA Network of
                                       Connecticut, Maine and New York, LLC, AXA Network Insurance Agency of Massachusetts, LLC.
                                       Director (since February 2007), Chairman of the Board (since July 2007) and Chief Financial
                                       Protection & Wealth Management Officer (since March 2010), AXA Advisors, LLC. Partner (June
                                       1997 to March 2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September 2005), AXA
                                       Equitable, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary
                                       (May 1998 to September 2005), Vice President (May 1998 to September 2000), Assistant Vice
                                       President (October 1991 to May 1998); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior Vice
                                       President (July 2004 to September 2006); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), AXA Equitable Financial Services, LLC, prior thereto,
                                       Senior Vice President (September 2000 to September 2006), Actuary (September 1999 to
                                       September 2005). Director and Vice President (since December 2003), AXA Financial (Bermuda)
                                       Ltd. Senior Vice President and Appointed Actuary, AXA Equitable Life and Annuity Company.
                                       Director (since May 2007) and President (since January 2008), U.S. Financial Life Insurance
                                       Company, prior thereto, Senior Vice President (December 2004 to January 2008) and Chief
                                       Actuary (August 2006 to January 2008); Appointed Actuary (December 2004 to August 2006).
                                       Senior Vice President and Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President (since February 2005) and Chief Information Officer (February 2005
                                       to November 2010) of MONY Life and MONY America. Executive Vice President and Chief
                                       Information Officer (February 2005 to present); prior thereto, Senior Vice President
                                       (September 2004 to February 2005) AXA Equitable. Senior Vice President (February 2005 to
                                       present) of AXA Equitable Financial Services, LLC. Senior Vice President / Group Chief
                                       Information Officer (1996 to September 2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------


I-6 APPENDIX A

------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                          Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                       LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since September
                                       2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007); Group Risk
                                       Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group Compliance
                                       Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October 1997); Lawyer,
                                       Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer
                                       (February 2005 to present), and Deputy General Counsel (February 2010 to present) AXA
                                       Equitable and AXA Equitable Financial Services, LLC, prior thereto, Senior Vice President,
                                       Chief Compliance Officer and Associate General Counsel (February 2005 to February 2010), AXA
                                       Equitable and AXA Equitable Financial Services, LLC, Vice President, Deputy General and Chief
                                       Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Senior Executive Vice President, Chief Administrative Officer and Chief Legal Counsel (since
                                       January 2010), AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto,
                                       Executive Vice President (September 2001 to January 2010) and General Counsel (November 1999
                                       to January 2010); Senior Vice President (February 1995 to September 2011) and General Counsel
                                       (November 1999 to January 2010). Senior Executive Vice President, Chief Administrative
                                       Officer and Chief Legal Counsel (since May 2010), AXA Financial, Inc.; prior thereto,
                                       Executive Vice President and General Counsel (September 2001 to May 2010); Senior Vice
                                       President and Deputy General Counsel (October 1996 to September 2001). Senior Executive Vice
                                       President, Chief Administrative Officer and Chief Legal Counsel (May 2010 to present), MONY
                                       Life and MONY America; prior thereto, Executive Vice President and General Counsel (July 2004
                                       to May 2010). Director (since June 2004), Senior Executive Vice President and Chief
                                       Administrative Officer and Chief Legal Counsel (since December 2010), MONY Financial
                                       Services, Inc. Director (since January 2007), AXA Distribution Holding Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Mary Fernald                           Senior Vice President and Chief Underwriting Officer of AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY America (September 2008 to present); Senior Vice
                                       President, Chief Underwriter of Scottish Re (2000 to September 2008).
------------------------------------------------------------------------------------------------------------------------------------
Nicholas B. Lane                       Senior Executive Vice President and President, Retirement Savings (since February 2011), AXA
                                       Financial, Inc., AXA Equitable, AXA Equitable Financial Services, LLC, MONY Life and MONY
                                       America. Director and Member of the Audit Committee (since February 2011), U.S. Financial
                                       Life Insurance Company and AXA Equitable Life and Annuity Company. Director and Chief
                                       Retirement Savings Officer (since February 2011), AXA Advisors, LLC. Director (since November
                                       2008) and Member of the Audit Committee, AXA Corporate Solutions Life Reinsurance Company.
                                       Director, Chairman of the Board, President, Chief Executive Officer and Chief Retirement
                                       Savings Officer (since February 2011), AXA Distributors, LLC and its subsidiaries. Head of
                                       Global Strategy & Business Support and Development (June 2008 to January 2011), AXA SA.
                                       Senior Vice President of Retail Distribution Business Platforms (February 2006 to June 2008),
                                       AXA Equitable; prior thereto, Vice President (May 2005 to February 2006).
------------------------------------------------------------------------------------------------------------------------------------
David W. O'Leary                       Executive Vice President (since September 2010), AXA Equitable, AXA Equitable Financial
                                       Services, LLC, MONY Life and MONY America; prior thereto, Head of the Financial Protection
                                       Unit (July 2010 to September 2010). Executive Vice President and Chief Operating Officer
                                       (September 2006 to June 2010), American General Life Insurance Company. Senor Vice President
                                       (February 2001 to August 2006), Mass Mutual Financial Group.
------------------------------------------------------------------------------------------------------------------------------------
Robert O. (Bucky) Wright               Executive Vice President (since September 2010), AXA Equitable, AXA Equitable Financial
                                       Services, LLC, MONY Life and MONY America. Director (since July 2010), Vice Chairman of the
                                       Board (since October 2010) and Chief Sales Officer (since September 2009), AXA Advisors, LLC.
                                       Chief Sales Officer (since April 2010), AXA Network, LLC and its subsidiaries. Director
                                       (since July 2010), MONY Brokerage, Inc. and its subsidiaries. Director (since July 2004) and
                                       Chairman of the Board (since August 2004); MONY Securities Corporation. Senior Vice President
                                       and Chief Agency Officer and various positions (1976 to July 2004), MONY Life.
------------------------------------------------------------------------------------------------------------------------------------



                                                                  APPENDIX A I-7

Appendix B
The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.





--------------------------------------------------------------------------------
DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                                                   WHICH RELATE TO OUR:
-----------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995 through May 1, 2000; September 15,
1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000; June 23, 2000; Sep-
tember 1, 2000; February 9, 2001; September 4, 2001; December 1, 2001(2);
December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002;
December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003; May
15, 2003, November 24, 2003; February 10, 2004 (2 supplements); May 1,
2004; August 10, 2004; December 13, 2004; February 4, 2005; February
23, 2005; May 1, 2005 (3 supplements); June 10, 2005; June 17, 2005;
August 31, 2005; February 23, 2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24, 2007, September 24, 2007; October 19,
2007; February 23, 2007; May 1, 2008; July 21, 2008; August 15, 2008 (4
supplements); December 1, 2008; January 15, 2009; February 23, 2009,
August 17, 2009, September 3, 2009; January 7, 2010; February 1, 2010;
February 5, 2010......................................................... Incentive Life Plus(R) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through
May 1, 2002; May 12, 2000; June 23, 2000; September 1, 2000; February
9, 2001; September 4, 2001; December 14, 2001; February 22, 2002; July
15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15, 2003; November 24, 2003; February 10, 2004
(2 supplements); May 1, 2004; August 10, 2004; December 13, 2004; Feb-
ruary 4, 2005; February 23, 2005; May 1, 2005 (3 supplements); June 10,
2005; June 17, 2005; August 31, 2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1, 2007; August 24, 2007, September 24,
2007; October 19, 2007; February 23, 2007; May 1, 2008; July 21, 2008;
August 15, 2008 (4 supplements); December 1, 2008; January 15, 2009;
February 23, 2009, August 17, 2009, September 3, 2009; January 7, 2010;
February 1, 2010; February 5, 2010....................................... Survivorship 2000(SM) Policies



----------
(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)   This supplement applies only to certain groups.

II-1 APPENDIX B

AXA Equitable Life Insurance Company

Variable Life Insurance Policies
     IL Protector(R)
     Incentive Life Plus(R)
     Special Offer Policy
     Survivorship 2000
     Incentive Life(R) 2000
     Champion 2000
     Incentive Life(R)


PROSPECTUS SUPPLEMENT DATED MAY 1, 2011

--------------------------------------------------------------------------------


This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)   ABOUT THE PORTFOLIOS OF THE TRUSTS.

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policy's and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your policy. These portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.


              Copyright 2011 AXA Equitable Life Insurance Company
                             All rights reserved.


                                                                   e13476/AGENCY

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio. PLEASE SEE "INVESTMENT PORTFOLIOS" LATER IN THIS SUPPLEMENT FOR INFORMATION REGARDING FEES AND EXPENSES.

Portfolios of the Trusts



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS    OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     A              Seeks long-term capital appreciation.         o   AXA Equitable Funds Management
                                                                                               Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE              A              Seeks a high level of current income.         o   AXA Equitable Funds Management
 ALLOCATION                                                                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         A              Seeks current income and growth of capital,   o   AXA Equitable Funds Management
 ALLOCATION                                  with a greater emphasis on current income.        Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       A              Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
                                             current income.                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             A              Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
 ALLOCATION                                  current income, with a greater emphasis on        Group, LLC
                                             capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       A              Seeks long-term growth of capital.            o   AllianceBernstein L.P.
 EQUITY                                                                                    o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   ClearBridge Advisors, LLC
                                                                                           o   Goodman & Co. NY Ltd.
                                                                                           o   Legg Mason Capital Management, Inc.
                                                                                           o   Marsico Capital Management, LLC
                                                                                           o   T. Rowe Price Associates, Inc.
                                                                                           o   Westfield Capital Management
                                                                                               Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        B              Seeks a balance of high current income and    o   BlackRock Financial Management, Inc.
                                             capital appreciation, consistent with a pru-  o   Pacific Investment Management
                                             dent level of risk.                               Company LLC
                                                                                           o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    B              Seeks long-term growth of capital.            o   AllianceBernstein L.P.
 EQUITY                                                                                    o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   BlackRock Investment Management, LLC
                                                                                           o   JPMorgan Investment Management Inc.
                                                                                           o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE   B              Seeks long-term growth of capital.            o   AllianceBernstein L.P.
 EQUITY                                                                                    o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   Janus Capital Management, LLC
                                                                                           o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS    OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE  B              Seeks long-term growth of capital.            o   AllianceBernstein L.P.
                                                                                           o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   Institutional Capital LLC
                                                                                           o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH   B              Seeks long-term growth of capital.            o   AllianceBernstein L.P.
                                                                                           o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   BlackRock Investment Management, LLC
                                                                                           o   Franklin Advisers, Inc.
                                                                                           o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    B              Seeks long-term growth of capital.            o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   BlackRock Investment Management, LLC
                                                                                           o   Diamond Hill Capital Management, Inc.
                                                                                           o   Knightsbridge Asset Management, LLC
                                                                                           o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR     A              Seeks high total return through a combina-    o   Pacific Investment Management
 BOND                                        tion of current income and capital                Company LLC
                                             appreciation.                                 o   Post Advisory Group, LLC
                                                                                           o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        B              Seeks long-term growth of capital.            o   AXA Equitable Funds Management
 GROWTH                                                                                        Group, LLC
                                                                                           o   BlackRock Investment Management, LLC
                                                                                           o   Morgan Stanley Investment Manage-
                                                                                               ment Inc.
                                                                                           o   NorthPointe Capital, LLC
                                                                                           o   Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE  B              Seeks long-term growth of capital.            o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   BlackRock Investment Management, LLC
                                                                                           o   Franklin Advisory Services, LLC
                                                                                           o   Horizon Asset Management, Inc.
                                                                                           o   Pacific Global Investment Management
                                                                                               Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       B              Seeks long-term growth of capital.            o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   RCM Capital Management, LLC
                                                                                           o   SSgA Funds Management, Inc.
                                                                                           o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS    OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION          IB             Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
                                             current income.                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                  SHARE CLASS  OBJECTIVE                                    APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400        IB           Seeks to achieve long-term growth of         o   AllianceBernstein L.P.
                                             capital with an emphasis on risk-adjusted    o   AXA Equitable Funds Management
                                             returns and lower volatility over a full         Group, LLC
                                             market cycle relative to traditional         o   BlackRock Investment Management, LLC
                                             equity funds and equity market indexes, by
                                             investing in a combination of long and
                                             short positions on equity securities of
                                             mid-capitalization companies, including
                                             securities in the Standard & Poor's MidCap
                                             400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500        IB           Seeks to achieve long-term growth of         o   AllianceBernstein L.P.
                                             capital with an emphasis on risk-adjusted    o   AXA Equitable Funds Management
                                             returns and lower volatility over a full         Group, LLC
                                             market cycle relative to traditional         o   BlackRock Investment Management, LLC
                                             equity funds and equity market indexes, by
                                             investing in a combination of long and
                                             short positions on equity securities of
                                             large-capitalization companies, including
                                             securities in the Standard & Poor's 500
                                             Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000       IB           Seeks to achieve long-term growth of         o   AllianceBernstein L.P.
                                             capital with an emphasis on risk-adjusted    o   AXA Equitable Funds Management
                                             returns and lower volatility over a full         Group, LLC
                                             market cycle relative to traditional         o   BlackRock Investment Management, LLC
                                             equity funds and equity market indexes, by
                                             investing in a combination of long and
                                             short positions on equity securities of
                                             small-capitalization companies,
                                             including securities in the Russell 2000
                                             Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER            IB           Seeks to achieve long-term growth of         o   AllianceBernstein L.P.
 INTERNATIONAL                               capital with an emphasis on risk-adjusted    o   AXA Equitable Funds Management
                                             returns and lower volatility over a full         Group, LLC
                                             market cycle relative to traditional         o   BlackRock Investment Management, LLC
                                             equity funds and equity market indexes, by
                                             investing in a combination of long and
                                             short positions on equity securities of
                                             foreign companies, including securities in
                                             the Morgan Stanley Capital International
                                             EAFE Index, ASX SPI 200 Index, Dow Jones
                                             EURO STOXX 50 Index, FTSE 100 Index and
                                             the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      IA           Seeks to achieve long-term growth of         o   AllianceBernstein L.P.
 CAP GROWTH                                  capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        IB           Seeks to achieve capital appreciation and    o   BlackRock Investment Management, LLC
 EQUITY                                      secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       IA           Seeks a combination of growth and income     o   Boston Advisors, LLC
 INCOME                                      to achieve an above-average and consistent
                                             total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             IB           Seeks to achieve long-term capital           o   Bridgeway Capital Management, Inc.
 RESPONSIBLE                                 appreciation.                                o   Calvert Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH(1)   IB           Seeks to achieve long-term growth of         o   Capital Guardian Trust Company
                                             capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH    IB           Seeks to achieve long-term growth of         o   Capital Guardian Trust Company
                                             capital.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                  SHARE CLASS  OBJECTIVE                                    APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX           IA           Seeks to achieve a total return before       o   AllianceBernstein L.P.
                                             expenses that approximates the total
                                             return performance of the Russell 3000
                                             Index, including reinvestment of
                                             dividends, at  a risk level consistent
                                             with that of the  Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX              IA           Seeks to achieve a total return before       o   SSgA Funds Management, Inc.
                                             expenses that approximates the total
                                             return performance of the Barclays Capital
                                             Intermediate U.S. Government/Credit Index,
                                             including reinvestment of dividends,
                                             at a risk level consistent with that of
                                             the Barclays Capital Intermediate U.S.
                                             Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             IA           Seeks to achieve a total return before       o   AllianceBernstein L.P.
                                             expenses that approximates the total
                                             return performance of the S&P 500 Index,
                                             including reinvestment of dividends,
                                             at a risk level consistent with that
                                             of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS           IB           Seeks to achieve long-term growth            o   AXA Equitable Funds Management
                                             of capital.                                      Group, LLC
                                                                                          o   BlackRock Capital Management, Inc.
                                                                                          o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND            IB           Seeks to achieve capital appreciation.       o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          IB           Seeks to maximize capital appreciation.      o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS             IA           Seeks to achieve capital growth and current  o   AXA Equitable Funds Management
                                             income.                                          Group, LLC
                                                                                          o   BlackRock Investment Management, LLC
                                                                                          o   First International Advisors, LLC
                                                                                          o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY   IB           Seeks to achieve long-term capital           o   AXA Equitable Funds Management
                                             appreciation.                                    Group, LLC
                                                                                          o   BlackRock Investment Management, LLC
                                                                                          o   Morgan Stanley Investment Manage-
                                                                                              ment Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT      IA           Seeks to achieve a total return before       o   SSgA Funds Management, Inc.
 BOND INDEX                                  expenses that approximates the total
                                             return performance of the Barclays Capital
                                             Intermediate U.S. Government Bond
                                             Index, including reinvestment of
                                             dividends, at a risk level consistent
                                             with that of the Barclays Capital
                                             Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS      IB           Seeks to achieve long-term growth of         o   AXA Equitable Funds Management
                                             capital.                                         Group, LLC
                                                                                          o   BlackRock Investment Management, LLC
                                                                                          o   Hirayama Investments, LLC
                                                                                          o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                      APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL                IA          Seeks to achieve a total return (before        o   AllianceBernstein L.P.
 EQUITY INDEX(2)                            expenses) that approximates the total return
                                            performance of a composite index comprised
                                            of 40% Dow Jones EURO STOXX 50 Index,
                                            25% FTSE 100 Index, 25% TOPIX Index, and
                                            10% S&P/ASX Index, including reinvestment
                                            of dividends, at a risk level consistent
                                            with that of the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS     IB          Seeks to provide current income and long-      o   AXA Equitable Funds Management
                                            term growth of income, accompanied by              Group, LLC
                                            growth of capital.                             o   BlackRock Investment Management, LLC
                                                                                           o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE               IB          Seeks to achieve long-term capital apprecia-   o   J.P. Morgan Investment Management
 OPPORTUNITIES                              tion.                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS          IB          Seeks to achieve long-term growth of capital   o   AXA Equitable Funds Management
                                            with a secondary objective to seek reason-         Group, LLC
                                            able current income. For purposes of this      o   BlackRock Investment Management, LLC
                                            Portfolio, the words "reasonable current
                                            income" mean moderate income.                  o   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX       IB          Seeks to achieve a total return before         o   AllianceBernstein L.P.
                                            expenses that approximates the total return
                                            performance of the Russell 1000 Growth
                                            Index, including reinvestment of dividends
                                            at a risk level consistent with that of the
                                            Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS        IB          Seeks to provide long-term capital growth.     o   AXA Equitable Funds Management
                                                                                               Group, LLC
                                                                                           o   BlackRock Investment Management, LLC
                                                                                           o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        IA          Seeks to achieve a total return before         o   SSgA Funds Management, Inc.
                                            expenses that approximates the total return
                                            performance of the Russell 1000 Value
                                            Index, including reinvestment of dividends,
                                            at a risk level consistent with that of the
                                            Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS         IA          Seeks to achieve long-term growth of capital.  o   AllianceBernstein L.P.
                                                                                           o   AXA Equitable Funds Management
                                                                                               Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       IA          Seeks to achieve capital appreciation and      o   Lord, Abbett & Co. LLC
 INCOME(1)                                  growth of income without excessive fluctua-
                                            tion in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE   IA          Seeks to achieve capital appreciation and         Lord, Abbett & Co. LLC
                                            growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH(3)  IB          Seeks to achieve capital appreciation.         o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                IB          Seeks to achieve a total return before         o   SSgA Funds Management, Inc.
                                            expenses that approximates the total return
                                            performance of the S&P Mid Cap 400 Index,
                                            including reinvestment of dividends, at
                                            a risk level consistent with that of the
                                            S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                    APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS              IA       Seeks to achieve long-term capital           o   AXA Equitable Funds Management
                                            appreciation.                                    Group, LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                    IA       Seeks to obtain a high level of current      o   The Dreyfus Corporation
                                            income, preserve its assets and maintain
                                            liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL               IA       Seeks to achieve capital appreciation.       o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP          IA       Seeks to achieve capital growth.             o   Morgan Stanley Investment Manage-
 GROWTH                                                                                      ment Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND          IA       Seeks to generate a return in excess of      o   Pacific Investment Management
                                            traditional money market products while          Company, LLC
                                            maintaining an emphasis on preservation of
                                            capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS               IA       Seeks to achieve high current income         o   AllianceBernstein L.P.
                                            consistent with moderate risk to capital.    o   AXA Equitable Funds Management
                                                                                             Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX             IA       Seeks to replicate as closely as possible    o   AllianceBernstein L.P.
                                            (before the deduction of Portfolio
                                            expenses) the total return of the Russell
                                            2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK      IB       Seeks to achieve long-term capital           o   T. Rowe Price Associates, Inc.
                                            appreciation and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME           IB       Seeks to achieve total return through        o   UBS Global Asset Management
                                            capital appreciation with income as              (Americas) Inc.
                                            a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK             IA       Seeks to achieve capital growth and income.  o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA               IB       Seeks to achieve long-term capital growth.   o   Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                             AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE    The fund's investment objective is total              o   Invesco Advisers, Inc.
 FUND                              return through growth of capital and                  o   Invesco Asset Management Limited
                                   current income.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL         The fund's investment objective is long-term          o   Invesco Advisers, Inc.
 GROWTH FUND                       growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE          The fund's investment objective is long-term          o   Invesco Advisers, Inc.
 EQUITY FUND                       growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY      The fund's investment objective is long-term          o   Invesco Advisers, Inc.
 FUND                              growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                             AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP        The fund seeks long-term capital growth.              o   American Century Investment
 VALUE FUND                        Income is a secondary objective.                          Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                             AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)      Seeks long-term capital appreciation.                 o   Fidelity Management & Research Company
 PORTFOLIO                                                                                   (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME    Seeks high total return through a combination         o   Fidelity Management & Research Company
 PORTFOLIO                         of current income and capital appreciation.              (FMR)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP              Seeks long-term growth of capital.                  o   Fidelity Management & Research Company
 PORTFOLIO                                                                                   (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS            Seeks long-term capital appreciation,               o   Franklin Advisory Services, LLC
 SECURITIES FUND                     with preservation of capital as an important
                                     consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE             Seeks long-term total return.                       o   Franklin Advisory Services, LLC
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME            The Fund's principal investment goal is to          o   Franklin Advisers, Inc.
 SECURITIES FUND                     earn a high level of current income. Its
                                     secondary goal is long-term capital
                                     appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES             The Fund's principal investment goal is             o   Franklin Mutual Advisers, LLC
 FUND                                capital appreciation. Its secondary goal
                                     is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING                 Seeks long-term capital appreciation.               o   Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND                Seeks high current income, consistent with          o   Franklin Advisers, Inc.
 SECURITIES FUND                     preservation of capital. Capital appreciation
                                     is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES          The Fund's investment goal is long-term             o   Templeton Global Advisors Limited
 FUND                                capital growth.
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP            Seeks long-term capital appreciation.               o   Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                 Seeks to provide long-term capital                  o   Waddell & Reed Investment Management
                                     appreciation.                                           Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH         Seeks to provide growth of your investment.         o   Waddell & Reed Investment Management
                                                                                             Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP              Seeks growth of capital.                            o   Waddell & Reed Investment Management
 GROWTH                                                                                      Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING           Seeks long-term capital appreciation.               o   Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE           The fund's investment objective is                  o   Massachusetts Financial Services
 PORTFOLIO                           to seek capital appreciation.                           Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is                  o   Massachusetts Financial Services
 SERIES                              to seek capital appreciation.                           Company
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES        The fund's investment objective is                  o   Massachusetts Financial Services
                                     to seek capital appreciation.                           Company
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                            Seeks maximum real return consistent                o   Pacific Investment Management Company
 COMMODITYREALRETURN(R)              with prudent investment management.                     LLC
 STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN                Seeks maximum real return, consistent               o   Pacific Investment Management Company
 STRATEGY PORTFOLIO                  with preservation of real capital and prudent           LLC
                                     investment management.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN               Seeks maximum total return, consistent              o   Pacific Investment Management Company
 PORTFOLIO                           with preservation of capital and prudent                LLC
                                     investment management.
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME          Seeks to provide substantial dividend               o   T. Rowe Price Associates, Inc.
 PORTFOLIO - II                      income as well as long-term growth of capital
                                     through investments in the common stocks of
                                     established companies.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD              Seeks long-term capital appreciation by             o   Van Eck Associates Corporation
 ASSETS FUND                         investing primarily in "hard asset"
                                     securities. Income is a secondary
                                     consideration.
------------------------------------------------------------------------------------------------------------------------------------




(1) Effective on or about May 19, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.




     ------------------------------------------------------------------
        REPLACED (CURRENT) PORTFOLIO       SURVIVING/NEW PORTFOLIO
     ------------------------------------------------------------------
        EQ/Capital Guardian Growth         EQ/Large Cap Growth PLUS
     ------------------------------------------------------------------
        EQ/Lord Abbett Growth and Income   EQ/Large Cap Value Index
     ------------------------------------------------------------------



(2) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.





-----------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are             Lowest     Highest
deducted from Portfolio assets including management fees, 12b-1 fees,             ------     -------
service fees and/or other expenses)(1)                                             0.37%      1.76%
-----------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets Securities Portfolio.
--------------------------------------------------------------------------------
AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA

Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(4) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------

At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------

At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------

Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.

--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------

life-service@axa-equitable.com

--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------

1-704-540-9714

--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------

Visit our Website at www.axa-equitable.com . Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                               ----------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)   request for our asset rebalancing service; and

(3)   designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)   policy surrenders;

(b)   transfers among investment options; and

(c)   changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

(5) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2011, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(6) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(7)   TAX INFORMATION.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable. In the case of a survivorship life policy on two insureds, if the policy's owner is the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the surviving insured person, and the owner dies before the surviving insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation in 2012. During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2011, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

(8)   MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION
2000) If the insured person (or last surviving insured person under a Survivorship 2000 policy) is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(9) CUSTOMER LOYALTY CREDIT BONUS FOR SURVIVORSHIP 2000 POLICIES ONLY. As of November 21, 2009, we have increased by 25 basis points (annual rate), the non-guaranteed Customer Loyalty Credit for Survivorship 2000 policies of all face amounts, beginning at the 20th policy year. The bonus applies to all Survivorship 2000 policies, regardless of issue age, sex, or rating class.

(10)   FINANCIAL STATEMENTS.

The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(11) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................A-3
   Statements of Operations for the Year Ended December 31, 2010..........A-37
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2010 and 2009...........................................A-56
   Notes to Financial Statements..........................................A-89


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2010, 2009 and 2008......................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.........................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2010, 2009 and 2008......................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.........................................................F-7
   Notes to Consolidated Financial Statements..............................F-9

                                      A-1
                                                                          e13343

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                             AMERICAN
                                                             ALL ASSET      CENTURY VP    AXA AGGRESSIVE
                                                            ALLOCATION*   MID CAP VALUE     ALLOCATION*
                                                           ------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $1,659,811     $11,195,425     $128,783,916
Receivable for The Trusts shares sold.....................          --              --           38,038
Receivable for policy-related transactions................      34,562           4,427               --
                                                            ----------     -----------     ------------
  Total assets............................................   1,694,373      11,199,852      128,821,954
                                                            ----------     -----------     ------------
LIABILITIES:
Payable for The Trusts shares purchased...................      34,551           4,402               --
Payable for policy-related transactions...................          --              --           92,284
                                                            ----------     -----------     ------------
  Total liabilities.......................................      34,551           4,402           92,284
                                                            ----------     -----------     ------------
NET ASSETS................................................  $1,659,822     $11,195,450     $128,729,670
                                                            ==========     ===========     ============
NET ASSETS:
Accumulation Units........................................   1,659,822      11,195,450      128,659,724
Accumulation nonunitized..................................          --              --               --
Retained by AXA Equitable in Separate Account FP..........          --              --           69,946
                                                            ----------     -----------     ------------
TOTAL NET ASSETS..........................................  $1,659,822     $11,195,450     $128,729,670
                                                            ==========     ===========     ============
Investments in shares of The Trusts, at cost..............  $1,629,740     $10,503,802     $130,804,628
The Trusts shares held
 Class A..................................................          --              --        7,349,906
 Class B..................................................      89,700              --        5,492,005
 Class II.................................................          --         791,756               --



                                                            AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                              STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                           -------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $1,657,346       $29,224,614         $505,622
Receivable for The Trusts shares sold.....................           --                --               --
Receivable for policy-related transactions................       17,133           209,751           12,109
                                                             ----------       -----------         --------
  Total assets............................................    1,674,479        29,434,365          517,731
                                                             ----------       -----------         --------
LIABILITIES:
Payable for The Trusts shares purchased...................       17,133           209,751           12,109
Payable for policy-related transactions...................           --                --               --
                                                             ----------       -----------         --------
  Total liabilities.......................................       17,133           209,751           12,109
                                                             ----------       -----------         --------
NET ASSETS................................................   $1,657,346       $29,224,614         $505,622
                                                             ==========       ===========         ========
NET ASSETS:
Accumulation Units........................................    1,657,346        29,222,076          505,622
Accumulation nonunitized..................................           --                --               --
Retained by AXA Equitable in Separate Account FP..........           --             2,538               --
                                                             ----------       -----------         --------
TOTAL NET ASSETS..........................................   $1,657,346       $29,224,614         $505,622
                                                             ==========       ===========         ========
Investments in shares of The Trusts, at cost..............   $1,620,980       $29,844,914         $498,775
The Trusts shares held
 Class A..................................................           --         2,141,789               --
 Class B..................................................      135,094           915,442           42,145
 Class II.................................................           --                --               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            AXA CONSERVATIVE  AXA CONSERVATIVE-PLUS   AXA GROWTH
                                                               STRATEGY*           ALLOCATION*         STRATEGY*
                                                           ----------------- ----------------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $695,778           $37,969,446        $2,171,913
Receivable for The Trusts shares sold.....................            --                    --                --
Receivable for policy-related transactions................            --                79,552            10,182
                                                                --------           -----------        ----------
  Total assets............................................       695,778            38,048,998         2,182,095
                                                                --------           -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --                79,552            10,182
Payable for policy-related transactions...................            --                    --                --
                                                                --------           -----------        ----------
  Total liabilities.......................................            --                79,552            10,182
                                                                --------           -----------        ----------
NET ASSETS................................................      $695,778           $37,969,446        $2,171,913
                                                                ========           ===========        ==========
NET ASSETS:
Accumulation Units........................................       695,778            37,966,709         2,171,913
Accumulation nonunitized..................................            --                    --                --
Retained by AXA Equitable in Separate Account FP..........            --                 2,737                --
                                                                --------           -----------        ----------
TOTAL NET ASSETS..........................................      $695,778           $37,969,446        $2,171,913
                                                                ========           ===========        ==========
Investments in shares of The Trusts, at cost..............      $698,963           $37,794,125        $2,086,241
The Trusts shares held
 Class A..................................................            --             2,605,813                --
 Class B..................................................        62,063             1,342,682           166,119



                                                              AXA MODERATE      AXA MODERATE     AXA MODERATE-PLUS
                                                              ALLOCATION*     GROWTH STRATEGY*      ALLOCATION*
                                                           ----------------- ------------------ -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $1,176,451,057       $10,098,177        $395,706,831
Receivable for The Trusts shares sold.....................         162,875                --              99,160
Receivable for policy-related transactions................              --            38,040                  --
                                                            --------------       -----------        ------------
  Total assets............................................   1,176,613,932        10,136,217         395,805,991
                                                            --------------       -----------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --            38,040                  --
Payable for policy-related transactions...................         238,950                --             131,331
                                                            --------------       -----------        ------------
  Total liabilities.......................................         238,950            38,040             131,331
                                                            --------------       -----------        ------------
NET ASSETS................................................  $1,176,374,982       $10,098,177        $395,674,660
                                                            ==============       ===========        ============
NET ASSETS:
Accumulation Units........................................   1,172,957,324        10,098,177         395,640,516
Accumulation nonunitized..................................       3,252,945                --                  --
Retained by AXA Equitable in Separate Account FP..........         164,713                --              34,144
                                                            --------------       -----------        ------------
TOTAL NET ASSETS..........................................  $1,176,374,982       $10,098,177        $395,674,660
                                                            ==============       ===========        ============
Investments in shares of The Trusts, at cost..............  $1,214,053,019       $ 9,467,598        $429,142,569
The Trusts shares held
 Class A..................................................      76,873,878                --          21,904,127
 Class B..................................................      10,631,623           782,840          16,297,217

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             AXA TACTICAL   AXA TACTICAL   AXA TACTICAL
                                                            MANAGER 2000*   MANAGER 400*   MANAGER 500*
                                                           --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $594,131       $804,340       $617,712
Receivable for The Trusts shares sold.....................           --             --             14
Receivable for policy-related transactions................          828            855             --
                                                               --------       --------       --------
  Total assets............................................      594,959        805,195        617,726
                                                               --------       --------       --------
LIABILITIES:
Payable for The Trusts shares purchased...................          821            844             --
Payable for policy-related transactions...................           --             --              8
                                                               --------       --------       --------
  Total liabilities.......................................          821            844              8
                                                               --------       --------       --------
NET ASSETS................................................     $594,138       $804,351       $617,718
                                                               ========       ========       ========
NET ASSETS:
Accumulation Units........................................      594,138        804,351        617,718
Accumulation nonunitized..................................           --             --             --
Retained by AXA Equitable in Separate Account FP..........           --             --             --
                                                               --------       --------       --------
TOTAL NET ASSETS..........................................     $594,138       $804,351       $617,718
                                                               ========       ========       ========
Investments in shares of The Trusts, at cost..............     $559,118       $722,025       $564,014
The Trusts shares held
 Class A..................................................           --             --             --
 Class B..................................................       39,010         52,456         45,121
 Class III................................................           --             --             --



                                                                              BLACKROCK
                                                             AXA TACTICAL      GLOBAL
                                                                MANAGER      ALLOCATION   EQ/ALLIANCEBERNSTEIN
                                                            INTERNATIONAL*    V.I. FUND      INTERNATIONAL*
                                                           ---------------- ------------ ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $524,131      $1,391,944       $412,017,501
Receivable for The Trusts shares sold.....................           --          77,749            611,864
Receivable for policy-related transactions................        4,320              --             26,951
                                                               --------      ----------       ------------
  Total assets............................................      528,451       1,469,693        412,656,316
                                                               --------      ----------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................        4,314              --                 --
Payable for policy-related transactions...................           --          77,749            611,515
                                                               --------      ----------       ------------
  Total liabilities.......................................        4,314          77,749            611,515
                                                               --------      ----------       ------------
NET ASSETS................................................     $524,137      $1,391,944       $412,044,801
                                                               ========      ==========       ============
NET ASSETS:
Accumulation Units........................................      524,137       1,391,944        411,383,967
Accumulation nonunitized..................................           --              --            468,220
Retained by AXA Equitable in Separate Account FP..........           --              --            192,614
                                                               --------      ----------       ------------
TOTAL NET ASSETS..........................................     $524,137      $1,391,944       $412,044,801
                                                               ========      ==========       ============
Investments in shares of The Trusts, at cost..............     $505,781      $1,367,454       $470,169,783
The Trusts shares held
 Class A..................................................           --              --         41,653,326
 Class B..................................................       41,219              --          6,374,602
 Class III................................................           --          96,062                 --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                           EQ/ALLIANCEBERNSTEIN       EQ/BLACKROCK
                                                             SMALL CAP GROWTH*    BASIC VALUE EQUITY*
                                                          ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......      $202,238,681           $189,232,605
Receivable for The Trusts shares sold....................           190,614              1,009,875
Receivable for policy-related transactions...............                --                     --
                                                               ------------           ------------
  Total assets...........................................       202,429,295            190,242,480
                                                               ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased..................                --                     --
Payable for policy-related transactions..................           131,560              1,012,223
                                                               ------------           ------------
  Total liabilities......................................           131,560              1,012,223
                                                               ------------           ------------
NET ASSETS...............................................      $202,297,735           $189,230,257
                                                               ============           ============
NET ASSETS:
Accumulation Units.......................................       202,242,598            189,186,481
Accumulation nonunitized.................................                --                     --
Retained by AXA Equitable in Separate Account FP.........            55,137                 43,776
                                                               ------------           ------------
TOTAL NET ASSETS.........................................      $202,297,735           $189,230,257
                                                               ============           ============
Investments in shares of The Trusts, at cost.............      $170,669,269           $188,250,598
The Trusts shares held
 Class A.................................................         8,913,075              2,073,700
 Class B.................................................         3,505,329             11,759,126



                                                            EQ/BLACKROCK                         EQ/CALVERT
                                                           INTERNATIONAL   EQ/BOSTON ADVISORS     SOCIALLY        EQ/CAPITAL
                                                               VALUE*        EQUITY INCOME*     RESPONSIBLE*   GUARDIAN GROWTH*
                                                          --------------- -------------------- -------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.......  $128,831,973        $11,398,345        $726,415        $5,178,094
Receivable for The Trusts shares sold....................       652,392                 --              --            10,255
Receivable for policy-related transactions...............            --             11,860             998                --
                                                           ------------        -----------        --------        ----------
  Total assets...........................................   129,484,365         11,410,205         727,413         5,188,349
                                                           ------------        -----------        --------        ----------
LIABILITIES:
Payable for The Trusts shares purchased..................            --              9,389             294                --
Payable for policy-related transactions..................       654,853                 --              --            10,255
                                                           ------------        -----------        --------        ----------
  Total liabilities......................................       654,853              9,389             294            10,255
                                                           ------------        -----------        --------        ----------
NET ASSETS...............................................  $128,829,512        $11,400,816        $727,119        $5,178,094
                                                           ============        ===========        ========        ==========
NET ASSETS:
Accumulation Units.......................................   128,750,805         11,397,951         650,312         5,150,783
Accumulation nonunitized.................................            --                 --              --                --
Retained by AXA Equitable in Separate Account FP.........        78,707              2,865          76,807            27,311
                                                           ------------        -----------        --------        ----------
TOTAL NET ASSETS.........................................  $128,829,512        $11,400,816        $727,119        $5,178,094
                                                           ============        ===========        ========        ==========
Investments in shares of The Trusts, at cost.............  $136,779,353        $10,026,688        $639,046        $4,513,811
The Trusts shares held
 Class A.................................................     1,857,383            829,623          16,682            27,289
 Class B.................................................     9,150,146          1,336,080          84,079           366,475

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/CAPITAL          EQ/COMMON
                                                            GUARDIAN RESEARCH*     STOCK INDEX*
                                                           -------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $93,318,364      $1,420,993,873
Receivable for The Trusts shares sold.....................           74,292                 133
Receivable for policy-related transactions................               --           1,896,015
                                                                -----------      --------------
  Total assets............................................       93,392,656       1,422,890,021
                                                                -----------      --------------
LIABILITIES:
Payable for The Trusts shares purchased...................               --           1,885,756
Payable for policy-related transactions...................           64,096             748,749
                                                                -----------      --------------
  Total liabilities.......................................           64,096           2,634,505
                                                                -----------      --------------
NET ASSETS................................................      $93,328,560      $1,420,255,516
                                                                ===========      ==============
NET ASSETS:
Accumulation Units........................................       93,257,315       1,416,235,728
Accumulation nonunitized..................................               --           3,658,936
Retained by AXA Equitable in Separate Account FP..........           71,245             360,852
                                                                -----------      --------------
TOTAL NET ASSETS..........................................      $93,328,560      $1,420,255,516
                                                                ===========      ==============
Investments in shares of The Trusts, at cost..............      $98,466,495      $1,657,477,910
The Trusts shares held
 Class A..................................................          858,710          79,196,520
 Class B..................................................        6,819,049           9,268,685



                                                              EQ/CORE       EQ/EQUITY       EQ/EQUITY    EQ/GAMCO MERGERS &
                                                            BOND INDEX*     500 INDEX*    GROWTH PLUS*      ACQUISITIONS*
                                                           ------------- --------------- -------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $55,359,127   $566,667,376    $125,137,983       $9,798,079
Receivable for The Trusts shares sold.....................       78,390      1,551,237         602,407               --
Receivable for policy-related transactions................           --         30,122              --           19,729
                                                            -----------   ------------    ------------       ----------
  Total assets............................................   55,437,517    568,248,735     125,740,390        9,817,808
                                                            -----------   ------------    ------------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           --             --              --           19,729
Payable for policy-related transactions...................       78,390      1,614,169         602,407               --
                                                            -----------   ------------    ------------       ----------
  Total liabilities.......................................       78,390      1,614,169         602,407           19,729
                                                            -----------   ------------    ------------       ----------
NET ASSETS................................................  $55,359,127   $566,634,566    $125,137,983       $9,798,079
                                                            ===========   ============    ============       ==========
NET ASSETS:
Accumulation Units........................................   55,343,175    566,178,833     125,085,673        9,797,535
Accumulation nonunitized..................................           --        328,977              --               --
Retained by AXA Equitable in Separate Account FP..........       15,952        126,756          52,310              544
                                                            -----------   ------------    ------------       ----------
TOTAL NET ASSETS..........................................  $55,359,127   $566,634,566    $125,137,983       $9,798,079
                                                            ===========   ============    ============       ==========
Investments in shares of The Trusts, at cost..............  $57,933,721   $562,984,420    $124,418,025       $9,232,591
The Trusts shares held
 Class A..................................................    3,766,003     21,020,257       2,332,493           17,697
 Class B..................................................    1,933,702      4,834,810       6,030,436          768,138

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/GAMCO
                                                            SMALL COMPANY     EQ/GLOBAL          EQ/GLOBAL
                                                                VALUE*       BOND PLUS*    MULTI-SECTOR EQUITY*
                                                           --------------- -------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $95,093,759    $33,233,810        $225,013,213
Receivable for The Trusts shares sold.....................            --        106,341             955,493
Receivable for policy-related transactions................        95,416             --                  --
                                                             -----------    -----------        ------------
  Total assets............................................    95,189,175     33,340,151         225,968,706
                                                             -----------    -----------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................        95,416             --                  --
Payable for policy-related transactions...................            --        106,341             953,026
                                                             -----------    -----------        ------------
  Total liabilities.......................................        95,416        106,341             953,026
                                                             -----------    -----------        ------------
NET ASSETS................................................   $95,093,759    $33,233,810        $225,015,680
                                                             ===========    ===========        ============
NET ASSETS:
Accumulation Units........................................    95,093,181     33,232,980         224,933,672
Accumulation nonunitized..................................            --             --                  --
Retained by AXA Equitable in Separate Account FP..........           578            830              82,008
                                                             -----------    -----------        ------------
TOTAL NET ASSETS..........................................   $95,093,759    $33,233,810        $225,015,680
                                                             ===========    ===========        ============
Investments in shares of The Trusts, at cost..............   $71,780,098    $32,956,821        $243,621,115
The Trusts shares held
 Class A..................................................        42,561      2,463,318           2,932,878
 Class B..................................................     2,389,948        869,440          15,102,420



                                                            EQ/INTERMEDIATE
                                                               GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                              BOND INDEX*        CORE PLUS*          GROWTH*
                                                           ----------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $105,136,734       $32,853,666       $30,000,699
Receivable for The Trusts shares sold.....................              18                --                --
Receivable for policy-related transactions................       1,699,530            10,782            48,823
                                                              ------------       -----------       -----------
  Total assets............................................     106,836,282        32,864,448        30,049,522
                                                              ------------       -----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       1,703,116             9,572            53,857
Payable for policy-related transactions...................          21,938                --                --
                                                              ------------       -----------       -----------
  Total liabilities.......................................       1,725,054             9,572            53,857
                                                              ------------       -----------       -----------
NET ASSETS................................................    $105,111,228       $32,854,876       $29,995,665
                                                              ============       ===========       ===========
NET ASSETS:
Accumulation Units........................................     104,708,335        32,816,926        29,995,597
Accumulation nonunitized..................................         323,714                --                --
Retained by AXA Equitable in Separate Account FP..........          79,179            37,950                68
                                                              ------------       -----------       -----------
TOTAL NET ASSETS..........................................    $105,111,228       $32,854,876       $29,995,665
                                                              ============       ===========       ===========
Investments in shares of The Trusts, at cost..............    $105,608,223       $29,071,477       $24,802,361
The Trusts shares held
 Class A..................................................       8,110,931           647,216                --
 Class B..................................................       2,546,643         2,769,572         4,615,820

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                 EQ/JPMORGAN       EQ/LARGE CAP
                                                            VALUE OPPORTUNITIES*    CORE PLUS*
                                                           ---------------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $28,243,033        $7,872,958
Receivable for The Trusts shares sold.....................            36,950             2,716
Receivable for policy-related transactions................                --                --
                                                                 -----------        ----------
  Total assets............................................        28,279,983         7,875,674
                                                                 -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................                --                --
Payable for policy-related transactions...................            38,353             2,716
                                                                 -----------        ----------
  Total liabilities.......................................            38,353             2,716
                                                                 -----------        ----------
NET ASSETS................................................       $28,241,630        $7,872,958
                                                                 ===========        ==========
NET ASSETS:
Accumulation Units........................................        28,182,148         7,822,400
Accumulation nonunitized..................................                --                --
Retained by AXA Equitable in Separate Account FP..........            59,482            50,558
                                                                 -----------        ----------
TOTAL NET ASSETS..........................................       $28,241,630        $7,872,958
                                                                 ===========        ==========
Investments in shares of The Trusts, at cost..............       $29,973,772        $8,357,461
The Trusts shares held
 Class A..................................................           189,035            75,832
 Class B..................................................         2,694,868         1,014,761



                                                             EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*    VALUE PLUS*
                                                           --------------- -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $106,155,974    $132,450,551    $4,835,232    $390,767,459
Receivable for The Trusts shares sold.....................       328,554         195,613         2,588         461,155
Receivable for policy-related transactions................            --              --            --          26,491
                                                            ------------    ------------    ----------    ------------
  Total assets............................................   106,484,528     132,646,164     4,837,820     391,255,105
                                                            ------------    ------------    ----------    ------------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              --            --              --
Payable for policy-related transactions...................       328,239         188,630         2,090         312,160
                                                            ------------    ------------    ----------    ------------
  Total liabilities.......................................       328,239         188,630         2,090         312,160
                                                            ------------    ------------    ----------    ------------
NET ASSETS................................................  $106,156,289    $132,457,534    $4,835,730    $390,942,945
                                                            ============    ============    ==========    ============
NET ASSETS:
Accumulation Units........................................   106,121,510     132,421,942     4,835,201     390,681,221
Accumulation nonunitized..................................            --              --            --          97,615
Retained by AXA Equitable in Separate Account FP..........        34,779          35,592           529         164,109
                                                            ------------    ------------    ----------    ------------
TOTAL NET ASSETS..........................................  $106,156,289    $132,457,534    $4,835,730    $390,942,945
                                                            ============    ============    ==========    ============
Investments in shares of The Trusts, at cost..............  $ 85,990,386    $107,980,080    $4,293,727    $524,607,039
The Trusts shares held
 Class A..................................................     1,117,822         435,418       547,576      27,515,619
 Class B..................................................    11,266,570       7,514,528       371,829      10,863,314

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/LORD ABBETT      EQ/LORD ABBETT
                                                            GROWTH AND INCOME*   LARGE CAP CORE*
                                                           -------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,297,525         $17,880,092
Receivable for The Trusts shares sold.....................              --             162,374
Receivable for policy-related transactions................              --                  --
                                                                ----------         -----------
  Total assets............................................       3,297,525          18,042,466
                                                                ----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             328                  --
Payable for policy-related transactions...................           1,599             162,374
                                                                ----------         -----------
  Total liabilities.......................................           1,927             162,374
                                                                ----------         -----------
NET ASSETS................................................      $3,295,598         $17,880,092
                                                                ==========         ===========
NET ASSETS:
Accumulation Units........................................       3,289,487          17,880,082
Accumulation nonunitized..................................              --                  --
Retained by AXA Equitable in Separate Account FP..........           6,111                  10
                                                                ----------         -----------
TOTAL NET ASSETS..........................................      $3,295,598         $17,880,092
                                                                ==========         ===========
Investments in shares of The Trusts, at cost..............      $2,824,393         $15,504,822
The Trusts shares held
 Class A..................................................         198,606           1,165,993
 Class B..................................................         120,344             312,658



                                                              EQ/MID CAP      EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                                INDEX*       VALUE PLUS*       MARKET*      CALDWELL GROWTH*
                                                           --------------- --------------- --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $100,256,198    $233,423,808    $303,530,308      $27,525,057
Receivable for The Trusts shares sold.....................       510,492         815,257              46               --
Receivable for policy-related transactions................            --              --       2,666,479          126,500
                                                            ------------    ------------    ------------      -----------
  Total assets............................................   100,766,690     234,239,065     306,196,833       27,651,557
                                                            ------------    ------------    ------------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              --       7,626,228          126,500
Payable for policy-related transactions...................       510,692         813,806         174,903               --
                                                            ------------    ------------    ------------      -----------
  Total liabilities.......................................       510,692         813,806       7,801,131          126,500
                                                            ------------    ------------    ------------      -----------
NET ASSETS................................................  $100,255,998    $233,425,259    $298,395,702      $27,525,057
                                                            ============    ============    ============      ===========
NET ASSETS:
Accumulation Units........................................   100,186,832     233,330,576     297,622,130       27,524,579
Accumulation nonunitized..................................            --              --         687,300               --
Retained by AXA Equitable in Separate Account FP..........        69,166          94,683          86,272              478
                                                            ------------    ------------    ------------      -----------
TOTAL NET ASSETS..........................................  $100,255,998    $233,425,259    $298,395,702      $27,525,057
                                                            ============    ============    ============      ===========
Investments in shares of The Trusts, at cost..............  $105,669,370    $199,225,876    $303,471,684      $23,700,585
The Trusts shares held
 Class A..................................................     2,710,135      22,406,566     235,583,971        2,729,134
 Class B..................................................     9,320,453         867,188      67,793,195        1,773,299

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/MORGAN STANLEY  EQ/PIMCO ULTRA    EQ/QUALITY
                                                             MID CAP GROWTH*     SHORT BOND*     BOND PLUS*
                                                           ------------------ ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $54,281,059       $51,034,133    $ 92,863,724
Receivable for The Trusts shares sold.....................          36,921            89,602         548,278
Receivable for policy-related transactions................              --                --          11,435
                                                               -----------       -----------    ------------
  Total assets............................................      54,317,980        51,123,735      93,423,437
                                                               -----------       -----------    ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                --              --
Payable for policy-related transactions...................          36,950            89,602         553,800
                                                               -----------       -----------    ------------
  Total liabilities.......................................          36,950            89,602         553,800
                                                               -----------       -----------    ------------
NET ASSETS................................................     $54,281,030       $51,034,133    $ 92,869,637
                                                               ===========       ===========    ============
NET ASSETS:
Accumulation Units........................................      54,280,832        51,032,373      92,557,204
Accumulation nonunitized..................................              --                --         116,566
Retained by AXA Equitable in Separate Account FP..........             198             1,760         195,867
                                                               -----------       -----------    ------------
TOTAL NET ASSETS..........................................     $54,281,030       $51,034,133    $ 92,869,637
                                                               ===========       ===========    ============
Investments in shares of The Trusts, at cost..............     $40,567,591       $51,182,895    $102,393,370
The Trusts shares held
 Class A..................................................       2,183,689         3,086,905       7,732,640
 Class B..................................................         964,876         2,042,001       3,143,771



                                                               EQ/SMALL      EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                                            COMPANY INDEX*     GROWTH STOCK*        INCOME*
                                                           ---------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $57,853,357       $38,502,183        $5,420,462
Receivable for The Trusts shares sold.....................             --           178,173             1,855
Receivable for policy-related transactions................          1,333                --                --
                                                              -----------       -----------        ----------
  Total assets............................................     57,854,690        38,680,356         5,422,317
                                                              -----------       -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          1,854                --                --
Payable for policy-related transactions...................             --           176,854             1,855
                                                              -----------       -----------        ----------
  Total liabilities.......................................          1,854           176,854             1,855
                                                              -----------       -----------        ----------
NET ASSETS................................................    $57,852,836       $38,503,502        $5,420,462
                                                              ===========       ===========        ==========
NET ASSETS:
Accumulation Units........................................     57,791,392        38,437,426         5,420,428
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........         61,444            66,076                34
                                                              -----------       -----------        ----------
TOTAL NET ASSETS..........................................    $57,852,836       $38,503,502        $5,420,462
                                                              ===========       ===========        ==========
Investments in shares of The Trusts, at cost..............    $52,246,262       $32,720,371        $5,204,163
The Trusts shares held
 Class A..................................................      4,210,502            49,185                --
 Class B..................................................      1,290,229         1,822,141           910,572

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                            EQ/WELLS FARGO   FIDELITY(R) VIP
                                                            EQ/VAN KAMPEN     ADVANTAGE      ASSET MANAGER:
                                                              COMSTOCK*     OMEGA GROWTH*   GROWTH PORTFOLIO
                                                           --------------- --------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $4,199,928     $54,765,188       $3,707,956
Receivable for The Trusts shares sold.....................            --          53,366            6,637
Receivable for policy-related transactions................           100              --               --
                                                              ----------     -----------       ----------
  Total assets............................................     4,200,028      54,818,554        3,714,593
                                                              ----------     -----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           100              --               --
Payable for policy-related transactions...................            --          78,479            6,637
                                                              ----------     -----------       ----------
  Total liabilities.......................................           100          78,479            6,637
                                                              ----------     -----------       ----------
NET ASSETS................................................    $4,199,928     $54,740,075       $3,707,956
                                                              ==========     ===========       ==========
NET ASSETS:
Accumulation Units........................................     4,199,603      54,709,032        3,707,270
Accumulation nonunitized..................................            --              --               --
Retained by AXA Equitable in Separate Account FP..........           325          31,043              686
                                                              ----------     -----------       ----------
TOTAL NET ASSETS..........................................    $4,199,928     $54,740,075       $3,707,956
                                                              ==========     ===========       ==========
Investments in shares of The Trusts, at cost..............    $3,720,590     $47,505,107       $3,203,190
The Trusts shares held
 Class A..................................................       170,484         463,947               --
 Class B..................................................       269,235       4,858,705               --
 Service Class 2..........................................            --              --          258,214



                                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                             CONTRAFUND(R)     EQUITY-INCOME    GROWTH & INCOME
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                           ----------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $46,065,523        $4,715,143        $4,338,092
Receivable for The Trusts shares sold.....................        865,306            42,108           174,756
Receivable for policy-related transactions................             --                --                --
                                                              -----------        ----------        ----------
  Total assets............................................     46,930,829         4,757,251         4,512,848
                                                              -----------        ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        865,306            42,108           174,756
                                                              -----------        ----------        ----------
  Total liabilities.......................................        865,306            42,108           174,756
                                                              -----------        ----------        ----------
NET ASSETS................................................    $46,065,523        $4,715,143        $4,338,092
                                                              ===========        ==========        ==========
NET ASSETS:
Accumulation Units........................................     46,061,101         4,712,207         4,337,949
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........          4,422             2,936               143
                                                              -----------        ----------        ----------
TOTAL NET ASSETS..........................................    $46,065,523        $4,715,143        $4,338,092
                                                              ===========        ==========        ==========
Investments in shares of The Trusts, at cost..............    $36,551,972        $3,690,294        $3,839,087
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................             --                --                --
 Service Class 2..........................................      1,961,070           251,474           349,002

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                              FIDELITY(R) VIP
                                                            FIDELITY(R) VIP     INVESTMENT     FIDELITY(R) VIP
                                                              HIGH INCOME       GRADE BOND         MID CAP
                                                               PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                           ----------------- ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $20,003,746       $21,979,804      $53,110,556
Receivable for The Trusts shares sold.....................        625,104         1,210,552          407,530
Receivable for policy-related transactions................             --                --               --
                                                              -----------       -----------      -----------
  Total assets............................................     20,628,850        23,190,356       53,518,086
                                                              -----------       -----------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --               --
Payable for policy-related transactions...................        625,104         1,210,552          407,530
                                                              -----------       -----------      -----------
  Total liabilities.......................................        625,104         1,210,552          407,530
                                                              -----------       -----------      -----------
NET ASSETS................................................    $20,003,746       $21,979,804      $53,110,556
                                                              ===========       ===========      ===========
NET ASSETS:
Accumulation Units........................................     20,003,415        21,979,576       53,100,141
Accumulation nonunitized..................................             --                --               --
Retained by AXA Equitable in Separate Account FP..........            331               228           10,415
                                                              -----------       -----------      -----------
TOTAL NET ASSETS..........................................    $20,003,746       $21,979,804      $53,110,556
                                                              ===========       ===========      ===========
Investments in shares of The Trusts, at cost..............    $19,763,972       $22,236,345      $43,872,027
The Trusts shares held
 Service Class 2..........................................      3,670,412         1,744,429        1,652,990



                                                                                                FIDELITY(R) VIP
                                                            FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                              MONEY MARKET         VALUE           STRATEGIES
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                           ----------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,544,072        $5,428,282        $5,402,304
Receivable for The Trusts shares sold.....................        382,317            32,556           173,007
Receivable for policy-related transactions................             --                --                --
                                                               ----------        ----------        ----------
  Total assets............................................      1,926,389         5,460,838         5,575,311
                                                               ----------        ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        382,317            32,556           173,007
                                                               ----------        ----------        ----------
  Total liabilities.......................................        382,317            32,556           173,007
                                                               ----------        ----------        ----------
NET ASSETS................................................     $1,544,072        $5,428,282        $5,402,304
                                                               ==========        ==========        ==========
NET ASSETS:
Accumulation Units........................................      1,543,967         5,420,109         5,402,190
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........            105             8,173               114
                                                               ----------        ----------        ----------
TOTAL NET ASSETS..........................................     $1,544,072        $5,428,282        $5,402,304
                                                               ==========        ==========        ==========
Investments in shares of The Trusts, at cost..............     $1,544,070        $4,971,159        $4,614,080
The Trusts shares held
 Service Class 2..........................................      1,544,072           498,007           551,819

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              FRANKLIN      FRANKLIN        FRANKLIN
                                                               RISING       SMALL CAP      STRATEGIC
                                                              DIVIDENDS       VALUE          INCOME
                                                             SECURITIES    SECURITIES   SECURITIES FUND
                                                           -------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $17,437,844     $647,130       $4,513,591
Receivable for The Trusts shares sold.....................           --            7               --
Receivable for policy-related transactions................       27,481           --           89,707
                                                            -----------     --------       ----------
  Total assets............................................   17,465,325      647,137        4,603,298
                                                            -----------     --------       ----------
LIABILITIES:
Payable for The Trusts shares purchased...................       27,218           --           89,657
Payable for policy-related transactions...................           --           --               --
                                                            -----------     --------       ----------
  Total liabilities.......................................       27,218           --           89,657
                                                            -----------     --------       ----------
NET ASSETS................................................  $17,438,107     $647,137       $4,513,641
                                                            ===========     ========       ==========
NET ASSETS:
Accumulation Units........................................   17,438,107      647,137        4,513,641
Accumulation nonunitized..................................           --           --               --
Retained by AXA Equitable in Separate Account FP..........           --           --               --
                                                            -----------     --------       ----------
TOTAL NET ASSETS..........................................  $17,438,107     $647,137       $4,513,641
                                                            ===========     ========       ==========
Investments in shares of The Trusts, at cost..............  $16,878,593     $573,668       $4,456,462
The Trusts shares held
 Class 2..................................................      926,559       39,823          354,842
 Series II................................................           --           --               --
 Service Shares...........................................           --           --               --



                                                                                INVESCO V.I.   INVESCO V.I.
                                                            GOLDMAN SACHS VIT     FINANCIAL       GLOBAL
                                                                 MID CAP          SERVICES      REAL ESTATE
                                                                VALUE FUND          FUND           FUND
                                                           ------------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,661,758        $404,633      $3,778,290
Receivable for The Trusts shares sold.....................              --              --              --
Receivable for policy-related transactions................           1,252          21,000          77,291
                                                                ----------        --------      ----------
  Total assets............................................       3,663,010         425,633       3,855,581
                                                                ----------        --------      ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,174          21,000          77,255
Payable for policy-related transactions...................              --              --              --
                                                                ----------        --------      ----------
  Total liabilities.......................................           1,174          21,000          77,255
                                                                ----------        --------      ----------
NET ASSETS................................................      $3,661,836        $404,633      $3,778,326
                                                                ==========        ========      ==========
NET ASSETS:
Accumulation Units........................................       3,661,836         404,633       3,778,326
Accumulation nonunitized..................................              --              --              --
Retained by AXA Equitable in Separate Account FP..........              --              --              --
                                                                ----------        --------      ----------
TOTAL NET ASSETS..........................................      $3,661,836        $404,633      $3,778,326
                                                                ==========        ========      ==========
Investments in shares of The Trusts, at cost..............      $3,327,019        $401,816      $3,654,383
The Trusts shares held
 Class 2..................................................              --              --              --
 Series II................................................              --          72,776         283,868
 Service Shares...........................................         259,331              --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                            INTERNATIONAL   MID CAP CORE     SMALL CAP
                                                             GROWTH FUND     EQUITY FUND    EQUITY FUND
                                                           --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $6,575,389      $982,275       $374,337
Receivable for The Trusts shares sold.....................            --         5,034            417
Receivable for policy-related transactions................        56,833            --             --
                                                              ----------      --------       --------
  Total assets............................................     6,632,222       987,309        374,754
                                                              ----------      --------       --------
LIABILITIES:
Payable for The Trusts shares purchased...................        56,777            --             --
Payable for policy-related transactions...................            --         5,026            413
                                                              ----------      --------       --------
  Total liabilities.......................................        56,777         5,026            413
                                                              ----------      --------       --------
NET ASSETS................................................    $6,575,445      $982,283       $374,341
                                                              ==========      ========       ========
NET ASSETS:
Accumulation Units........................................     6,575,445       982,283        374,341
Accumulation nonunitized..................................            --            --             --
Retained by AXA Equitable in Separate Account FP..........            --            --             --
                                                              ----------      --------       --------
TOTAL NET ASSETS..........................................    $6,575,445      $982,283       $374,341
                                                              ==========      ========       ========
Investments in shares of The Trusts, at cost..............    $6,275,521      $918,024       $347,195
The Trusts shares held
 Common Shares............................................            --            --             --
 Series II................................................       231,936        79,990         23,008



                                                            IVY FUNDS VIP
                                                               DIVIDEND     IVY FUNDS VIP   IVY FUNDS VIP
                                                            OPPORTUNITIES       ENERGY      MID CAP GROWTH
                                                           --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $1,164,763      $1,262,904      $3,775,128
Receivable for The Trusts shares sold.....................            --           2,696              --
Receivable for policy-related transactions................           100              --          68,449
                                                              ----------      ----------      ----------
  Total assets............................................     1,164,863       1,265,600       3,843,577
                                                              ----------      ----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           100              --          68,413
Payable for policy-related transactions...................            --           2,684              --
                                                              ----------      ----------      ----------
  Total liabilities.......................................           100           2,684          68,413
                                                              ----------      ----------      ----------
NET ASSETS................................................    $1,164,763      $1,262,916      $3,775,164
                                                              ==========      ==========      ==========
NET ASSETS:
Accumulation Units........................................     1,164,763       1,262,916       3,775,164
Accumulation nonunitized..................................            --              --              --
Retained by AXA Equitable in Separate Account FP..........            --              --              --
                                                              ----------      ----------      ----------
TOTAL NET ASSETS..........................................    $1,164,763      $1,262,916      $3,775,164
                                                              ==========      ==========      ==========
Investments in shares of The Trusts, at cost..............    $1,142,162      $1,137,505      $3,399,721
The Trusts shares held
 Common Shares............................................       169,805         197,492         434,417
 Series II................................................                            --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010



                                                            IVY FUNDS VIP   IVY FUNDS VIP   LAZARD RETIREMENT
                                                             SCIENCE AND      SMALL CAP      EMERGING MARKETS
                                                              TECHNOLOGY        GROWTH       EQUITY PORTFOLIO
                                                           --------------- --------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $3,754,269      $1,854,286       $25,870,347
Receivable for The Trusts shares sold.....................            --              --                --
Receivable for policy-related transactions................       122,796           3,306           278,723
                                                              ----------      ----------       -----------
  Total assets............................................     3,877,065       1,857,592        26,149,070
                                                              ----------      ----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       122,796           3,293           278,691
Payable for policy-related transactions...................            --              --                --
                                                              ----------      ----------       -----------
  Total liabilities.......................................       122,796           3,293           278,691
                                                              ----------      ----------       -----------
NET ASSETS................................................    $3,754,269      $1,854,299       $25,870,379
                                                              ==========      ==========       ===========
NET ASSETS:
Accumulation Units........................................     3,754,267       1,854,299        25,870,379
Accumulation nonunitized..................................            --              --                --
Retained by AXA Equitable in Separate Account FP..........             2              --                --
                                                              ----------      ----------       -----------
TOTAL NET ASSETS..........................................    $3,754,269      $1,854,299       $25,870,379
                                                              ==========      ==========       ===========
Investments in shares of The Trusts, at cost..............    $3,517,304      $1,718,910       $24,848,422
The Trusts shares held
 Common Shares............................................       224,411         176,092                --
 Service Class............................................            --              --                --
 Service Shares...........................................            --              --         1,108,888



                                                                MFS(R)
                                                            INTERNATIONAL        MFS(R)           MFS(R)
                                                                VALUE       INVESTORS GROWTH    INVESTORS
                                                              PORTFOLIO       STOCK SERIES     TRUST SERIES
                                                           --------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $21,006,667        $570,356         $66,162
Receivable for The Trusts shares sold.....................            --              --              --
Receivable for policy-related transactions................        98,118         343,806           2,784
                                                             -----------        --------         -------
  Total assets............................................    21,104,785         914,162          68,946
                                                             -----------        --------         -------
LIABILITIES:
Payable for The Trusts shares purchased...................        97,933         343,797           2,784
Payable for policy-related transactions...................            --              --              --
                                                             -----------        --------         -------
  Total liabilities.......................................        97,933         343,797           2,784
                                                             -----------        --------         -------
NET ASSETS................................................   $21,006,852        $570,365         $66,162
                                                             ===========        ========         =======
NET ASSETS:
Accumulation Units........................................    21,006,852         570,365          66,162
Accumulation nonunitized..................................            --              --              --
Retained by AXA Equitable in Separate Account FP..........            --              --              --
                                                             -----------        --------         -------
TOTAL NET ASSETS..........................................   $21,006,852        $570,365         $66,162
                                                             ===========        ========         =======
Investments in shares of The Trusts, at cost..............   $20,017,706        $542,833         $60,357
The Trusts shares held
 Common Shares............................................            --              --              --
 Service Class............................................     1,361,417          53,007           3,316
 Service Shares...........................................            --              --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             MFS(R)           MULTIMANAGER      MULTIMANAGER
                                                        UTILITIES SERIES   AGGRESSIVE EQUITY*    CORE BOND*
                                                       ------------------ -------------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $112,193          $388,224,068      $101,934,621
Receivable for The Trusts shares sold.................            --               145,257           482,664
Receivable for policy-related transactions............         6,600                    --                --
                                                            --------          ------------      ------------
  Total assets........................................       118,793           388,369,325       102,417,285
                                                            --------          ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased...............         6,600                    70                --
Payable for policy-related transactions...............            --               410,423           482,664
                                                            --------          ------------      ------------
  Total liabilities...................................         6,600               410,493           482,664
                                                            --------          ------------      ------------
NET ASSETS............................................      $112,193          $387,958,832      $101,934,621
                                                            ========          ============      ============
NET ASSETS:
Accumulation Units....................................       112,193           387,185,569       101,922,928
Accumulation nonunitized..............................            --               544,031                --
Retained by AXA Equitable in Separate Account FP......            --               229,232            11,693
                                                            --------          ------------      ------------
TOTAL NET ASSETS......................................      $112,193          $387,958,832      $101,934,621
                                                            ========          ============      ============
Investments in shares of The Trusts, at cost..........      $106,324          $345,368,752      $100,391,527
The Trusts shares held
 Class A..............................................            --            13,360,532         2,557,407
 Class B..............................................            --               874,856         7,155,491
 Service Class........................................         4,497                    --                --



                                                             MULTIMANAGER            MULTIMANAGER          MULTIMANAGER
                                                        INTERNATIONAL EQUITY*   LARGE CAP CORE EQUITY*   LARGE CAP VALUE*
                                                       ----------------------- ------------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $52,103,759              $8,660,725           $34,031,541
Receivable for The Trusts shares sold.................                --                      --                    --
Receivable for policy-related transactions............            19,280                  10,331                 5,792
                                                             -----------              ----------           -----------
  Total assets........................................        52,123,039               8,671,056            34,037,333
                                                             -----------              ----------           -----------
LIABILITIES:
Payable for The Trusts shares purchased...............            19,280                  10,331                 3,311
Payable for policy-related transactions...............                --                      --                    --
                                                             -----------              ----------           -----------
  Total liabilities...................................            19,280                  10,331                 3,311
                                                             -----------              ----------           -----------
NET ASSETS............................................       $52,103,759              $8,660,725           $34,034,022
                                                             ===========              ==========           ===========
NET ASSETS:
Accumulation Units....................................        52,063,444               8,648,837            33,988,071
Accumulation nonunitized..............................                --                      --                    --
Retained by AXA Equitable in Separate Account FP......            40,315                  11,888                45,951
                                                             -----------              ----------           -----------
TOTAL NET ASSETS......................................       $52,103,759              $8,660,725           $34,034,022
                                                             ===========              ==========           ===========
Investments in shares of The Trusts, at cost..........       $59,347,369              $8,444,593           $34,288,666
The Trusts shares held
 Class A..............................................         1,275,111                 356,193             1,092,990
 Class B..............................................         3,452,355                 495,385             2,385,810
 Service Class........................................                --                      --                    --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                            MID CAP GROWTH*   MID CAP VALUE*   MULTI-SECTOR BOND*
                                                           ----------------- ---------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $30,820,134       $60,029,286       $127,139,476
Receivable for The Trusts shares sold.....................         75,712            79,825            847,766
Receivable for policy-related transactions................             --                --                 --
                                                              -----------       -----------       ------------
  Total assets............................................     30,895,846        60,109,111        127,987,242
                                                              -----------       -----------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                --                 --
Payable for policy-related transactions...................         75,712            79,825            877,582
                                                              -----------       -----------       ------------
  Total liabilities.......................................         75,712            79,825            877,582
                                                              -----------       -----------       ------------
NET ASSETS................................................    $30,820,134       $60,029,286       $127,109,660
                                                              ===========       ===========       ============
NET ASSETS:
Accumulation Units........................................     30,776,466        59,877,595        126,402,446
Accumulation nonunitized..................................             --                --            651,049
Retained by AXA Equitable in Separate Account FP..........         43,668           151,691             56,165
                                                              -----------       -----------       ------------
TOTAL NET ASSETS..........................................    $30,820,134       $60,029,286       $127,109,660
                                                              ===========       ===========       ============
Investments in shares of The Trusts, at cost..............    $26,028,544       $49,725,878       $155,478,018
The Trusts shares held
 Class A..................................................      1,169,691         1,188,739         28,173,554
 Class B..................................................      2,226,093         4,868,291          4,576,918



                                                               MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                            SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                           ------------------- ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $8,518,276         $31,438,223     $80,906,594
Receivable for The Trusts shares sold.....................          10,699              33,215         124,027
Receivable for policy-related transactions................              --                  --              --
                                                                ----------         -----------     -----------
  Total assets............................................       8,528,975          31,471,438      81,030,621
                                                                ----------         -----------     -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                  --              --
Payable for policy-related transactions...................           8,531              33,215         117,529
                                                                ----------         -----------     -----------
  Total liabilities.......................................           8,531              33,215         117,529
                                                                ----------         -----------     -----------
NET ASSETS................................................      $8,520,444         $31,438,223     $80,913,092
                                                                ==========         ===========     ===========
NET ASSETS:
Accumulation Units........................................       8,519,225          31,393,551      80,826,615
Accumulation nonunitized..................................              --                  --              --
Retained by AXA Equitable in Separate Account FP..........           1,219              44,672          86,477
                                                                ----------         -----------     -----------
TOTAL NET ASSETS..........................................      $8,520,444         $31,438,223     $80,913,092
                                                                ==========         ===========     ===========
Investments in shares of The Trusts, at cost..............      $7,177,424         $31,754,897     $64,328,028
The Trusts shares held
 Class A..................................................              --           1,253,782         975,057
 Class B..................................................         964,954           1,659,644       5,319,022

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      PIMCO VARIABLE
                                                                                                      INSURANCE TRUST
                                                             MUTUAL SHARES    NATURAL RESOURCES   COMMODITYREALRETURN(R)
                                                            SECURITIES FUND       PORTFOLIO         STRATEGY PORTFOLIO
                                                           ----------------- ------------------- ------------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $7,154,161        $38,116,675            $2,991,820
Receivable for The Trusts shares sold.....................             --                 --                    --
Receivable for policy-related transactions................        145,089            825,254                12,465
                                                               ----------        -----------            ----------
  Total assets............................................      7,299,250         38,941,929             3,004,285
                                                               ----------        -----------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        145,064            825,158                12,433
Payable for policy-related transactions...................             --                 --                    --
                                                               ----------        -----------            ----------
  Total liabilities.......................................        145,064            825,158                12,433
                                                               ----------        -----------            ----------
NET ASSETS................................................     $7,154,186        $38,116,771            $2,991,852
                                                               ==========        ===========            ==========
NET ASSETS:
Accumulation Units........................................      7,154,186         38,116,771             2,991,852
Accumulation nonunitized..................................             --                 --                    --
Retained by AXA Equitable in Separate Account FP..........             --                 --                    --
                                                               ----------        -----------            ----------
TOTAL NET ASSETS..........................................     $7,154,186        $38,116,771            $2,991,852
                                                               ==========        ===========            ==========
Investments in shares of The Trusts, at cost..............     $6,712,539        $30,305,823            $2,838,448
The Trusts shares held
 Advisor Class............................................             --                 --               330,223
 Class 2..................................................        448,537                 --                    --
 Class II.................................................             --            811,338                    --



                                                             PIMCO VARIABLE   PIMCO VARIABLE
                                                            INSURANCE TRUST   INSURANCE TRUST
                                                              REAL RETURN      TOTAL RETURN    T. ROWE PRICE
                                                               PORTFOLIO         PORTFOLIO     EQUITY INCOME
                                                           ----------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $9,350,208       $37,173,315     $5,337,173
Receivable for The Trusts shares sold.....................             --                --             --
Receivable for policy-related transactions................        152,331           208,001         25,194
                                                               ----------       -----------     ----------
  Total assets............................................      9,502,539        37,381,316      5,362,367
                                                               ----------       -----------     ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        152,271           207,328         25,110
Payable for policy-related transactions...................             --                --             --
                                                               ----------       -----------     ----------
  Total liabilities.......................................        152,271           207,328         25,110
                                                               ----------       -----------     ----------
NET ASSETS................................................     $9,350,268       $37,173,988     $5,337,257
                                                               ==========       ===========     ==========
NET ASSETS:
Accumulation Units........................................      9,350,268        37,173,988      5,337,257
Accumulation nonunitized..................................             --                --             --
Retained by AXA Equitable in Separate Account FP..........             --                --             --
                                                               ----------       -----------     ----------
TOTAL NET ASSETS..........................................     $9,350,268       $37,173,988     $5,337,257
                                                               ==========       ===========     ==========
Investments in shares of The Trusts, at cost..............     $9,574,403       $38,693,852     $4,881,090
The Trusts shares held
 Advisor Class............................................        711,584         3,354,992             --
 Class 2..................................................             --                --             --
 Class II.................................................             --                --        268,469

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                             T. ROWE PRICE
                                                            HEALTH SCIENCES   TARGET 2015   TARGET 2025
                                                               PORTFOLIO      ALLOCATION*   ALLOCATION*
                                                           ----------------- ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $768,647      $6,259,312    $7,295,012
Receivable for The Trusts shares sold.....................            --         467,288       317,696
Receivable for policy-related transactions................        18,493              --            --
                                                                --------      ----------    ----------
  Total assets............................................       787,140       6,726,600     7,612,708
                                                                --------      ----------    ----------
LIABILITIES:
Payable for The Trusts shares purchased...................        18,493              --            --
Payable for policy-related transactions...................            --         467,288       317,696
                                                                --------      ----------    ----------
  Total liabilities.......................................        18,493         467,288       317,696
                                                                --------      ----------    ----------
NET ASSETS................................................      $768,647      $6,259,312    $7,295,012
                                                                ========      ==========    ==========
NET ASSETS:
Accumulation Units........................................       768,647       6,259,312     7,294,974
Accumulation nonunitized..................................            --              --            --
Retained by AXA Equitable in Separate Account FP..........            --              --            38
                                                                --------      ----------    ----------
TOTAL NET ASSETS..........................................      $768,647      $6,259,312    $7,295,012
                                                                ========      ==========    ==========
Investments in shares of The Trusts, at cost..............      $717,185      $5,963,404    $7,155,684
The Trusts shares held
 Class B..................................................            --         693,575       818,020
 Class 2..................................................            --              --            --
 Class II.................................................        52,864              --            --



                                                                                            TEMPLETON
                                                            TARGET 2035   TARGET 2045   DEVELOPING MARKETS
                                                            ALLOCATION*   ALLOCATION*    SECURITIES FUND
                                                           ------------- ------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $6,616,469    $1,245,934        $4,356,895
Receivable for The Trusts shares sold.....................     119,493        30,529                43
Receivable for policy-related transactions................          --            --                 9
                                                            ----------    ----------        ----------
  Total assets............................................   6,735,962     1,276,463         4,356,947
                                                            ----------    ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          --            --                --
Payable for policy-related transactions...................     119,493        30,529                --
                                                            ----------    ----------        ----------
  Total liabilities.......................................     119,493        30,529                --
                                                            ----------    ----------        ----------
NET ASSETS................................................  $6,616,469    $1,245,934        $4,356,947
                                                            ==========    ==========        ==========
NET ASSETS:
Accumulation Units........................................   6,616,469     1,245,933         4,356,947
Accumulation nonunitized..................................          --            --                --
Retained by AXA Equitable in Separate Account FP..........          --             1                --
                                                            ----------    ----------        ----------
TOTAL NET ASSETS..........................................  $6,616,469    $1,245,934        $4,356,947
                                                            ==========    ==========        ==========
Investments in shares of The Trusts, at cost..............  $6,437,802    $1,195,766        $4,059,335
The Trusts shares held
 Class B..................................................     746,713       146,634                --
 Class 2..................................................          --            --           385,566
 Class II.................................................          --            --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               TEMPLETON         TEMPLETON      VAN ECK VIP     VANGUARD VARIABLE
                                                              GLOBAL BOND          GROWTH       GLOBAL HARD      INSURANCE FUND -
                                                            SECURITIES FUND   SECURITIES FUND   ASSETS FUND   EQUITY INDEX PORTFOLIO
                                                           ----------------- ----------------- ------------- -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $17,144,685         $326,212      $4,064,791          $6,235,626
Receivable for The Trusts shares sold.....................             --               --              --                  --
Receivable for policy-related transactions................         50,419              230          42,129              19,015
                                                              -----------         --------      ----------          ----------
  Total assets............................................     17,195,104          326,442       4,106,920           6,254,641
                                                              -----------         --------      ----------          ----------
LIABILITIES:
Payable for The Trusts shares purchased...................         50,419              227          42,083              19,015
Payable for policy-related transactions...................             --               --              --                  --
                                                              -----------         --------      ----------          ----------
  Total liabilities.......................................         50,419              227          42,083              19,015
                                                              -----------         --------      ----------          ----------
NET ASSETS................................................    $17,144,685         $326,215      $4,064,837          $6,235,626
                                                              ===========         ========      ==========          ==========
NET ASSETS:
Accumulation Units........................................     17,144,655          326,215       4,064,837           6,230,027
Accumulation nonunitized..................................             --               --              --                  --
Retained by AXA Equitable in Separate Account FP..........             30               --              --               5,599
                                                              -----------         --------      ----------          ----------
TOTAL NET ASSETS..........................................    $17,144,685         $326,215      $4,064,837          $6,235,626
                                                              ===========         ========      ==========          ==========
Investments in shares of The Trusts, at cost..............    $16,792,805         $290,197      $3,645,756          $5,976,143
The Trusts shares held
 Class S..................................................             --               --         110,008                  --
 Class 2..................................................        879,666           29,629              --                  --
 Investor Share...........................................             --               --              --             265,233

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (CONTINUED)


The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.


                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                            ----------   ---------------   ------------   ------------
ALL ASSET ALLOCATION.....................   0.00%               B            $ 108.07             9
ALL ASSET ALLOCATION.....................   0.60%               B            $ 107.62             6
ALL ASSET ALLOCATION.....................   0.80%               B            $ 107.47            --
ALL ASSET ALLOCATION.....................   0.90%               B            $ 107.40            --

AMERICAN CENTURY VP MID CAP VALUE........   0.00%            Class II        $  10.67             3
AMERICAN CENTURY VP MID CAP VALUE........   0.00%            Class II        $ 106.72            90
AMERICAN CENTURY VP MID CAP VALUE........   0.60%            Class II        $ 106.28            13
AMERICAN CENTURY VP MID CAP VALUE........   0.80%            Class II        $ 106.13            --
AMERICAN CENTURY VP MID CAP VALUE........   0.90%            Class II        $ 106.06             1

AXA AGGRESSIVE ALLOCATION................   0.00%               A            $  14.85             1
AXA AGGRESSIVE ALLOCATION................   0.00%               A            $  89.09             9
AXA AGGRESSIVE ALLOCATION................   0.00%               A            $ 147.57           216
AXA AGGRESSIVE ALLOCATION................   0.60%               A            $ 141.27           271
AXA AGGRESSIVE ALLOCATION................   0.80%               A            $ 139.22             1
AXA AGGRESSIVE ALLOCATION................   0.90%               A            $ 138.21            19
AXA AGGRESSIVE ALLOCATION................   0.00%               B            $ 144.93           299
AXA AGGRESSIVE ALLOCATION................   0.60%               B            $ 138.74            84
AXA AGGRESSIVE ALLOCATION................   0.90%               B            $ 135.74            --

AXA BALANCED STRATEGY....................   0.00%               B            $ 111.97            15

AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $  12.18             7
AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $ 109.32             5
AXA CONSERVATIVE ALLOCATION..............   0.00%               A            $ 133.75            57
AXA CONSERVATIVE ALLOCATION..............   0.60%               A            $ 128.04            88
AXA CONSERVATIVE ALLOCATION..............   0.80%               A            $ 126.18            --
AXA CONSERVATIVE ALLOCATION..............   0.90%               A            $ 125.26             8
AXA CONSERVATIVE ALLOCATION..............   0.00%               B            $ 131.35            44
AXA CONSERVATIVE ALLOCATION..............   0.60%               B            $ 125.74            24
AXA CONSERVATIVE ALLOCATION..............   0.90%               B            $ 123.01            --

AXA CONSERVATIVE GROWTH STRATEGY.........   0.00%               B            $ 110.78             5

AXA CONSERVATIVE STRATEGY................   0.00%               B            $ 108.15             6

AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $  12.90            19
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $ 103.73            --
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               A            $ 136.56            72
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%               A            $ 130.73           107
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.80%               A            $ 128.83             1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%               A            $ 127.89             7
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%               B            $ 134.11            63
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%               B            $ 128.39            35
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%               B            $ 125.60            --

AXA GROWTH STRATEGY......................   0.00%               B            $ 114.36            19

AXA MODERATE ALLOCATION..................   0.00%               A            $  13.33            26
AXA MODERATE ALLOCATION..................   0.00%               A            $ 100.34            33
AXA MODERATE ALLOCATION..................   0.00%               A            $ 287.23           402
AXA MODERATE ALLOCATION..................   0.60%               A            $ 637.81         1,296
AXA MODERATE ALLOCATION..................   0.80%               A            $ 207.60            19

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
AXA MODERATE ALLOCATION......................   0.90%               A            $ 263.57           308
AXA MODERATE ALLOCATION......................   0.00%               B            $ 141.78           440
AXA MODERATE ALLOCATION......................   0.60%               B            $ 135.01           591
AXA MODERATE ALLOCATION......................   0.90%               B            $ 142.39            --

AXA MODERATE GROWTH STRATEGY.................   0.00%               B            $ 113.12            89

AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $  14.08            28
AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $  95.36            29
AXA MODERATE-PLUS ALLOCATION.................   0.00%               A            $ 148.58           648
AXA MODERATE-PLUS ALLOCATION.................   0.60%               A            $ 142.24           775
AXA MODERATE-PLUS ALLOCATION.................   0.80%               A            $ 140.18             5
AXA MODERATE-PLUS ALLOCATION.................   0.90%               A            $ 139.16           118
AXA MODERATE-PLUS ALLOCATION.................   0.00%               B            $ 145.92           837
AXA MODERATE-PLUS ALLOCATION.................   0.60%               B            $ 139.69           334
AXA MODERATE-PLUS ALLOCATION.................   0.90%               B            $ 136.66            --

AXA TACTICAL MANAGER 2000....................   0.00%               B            $ 105.76             2
AXA TACTICAL MANAGER 2000....................   0.60%               B            $ 105.32             4
AXA TACTICAL MANAGER 2000....................   0.80%               B            $ 105.17            --
AXA TACTICAL MANAGER 2000....................   0.90%               B            $ 105.10            --

AXA TACTICAL MANAGER 400.....................   0.00%               B            $ 106.93             2
AXA TACTICAL MANAGER 400.....................   0.60%               B            $ 106.48             6
AXA TACTICAL MANAGER 400.....................   0.80%               B            $ 106.33            --
AXA TACTICAL MANAGER 400.....................   0.90%               B            $ 106.26            --

AXA TACTICAL MANAGER 500.....................   0.00%               B            $ 104.00             3
AXA TACTICAL MANAGER 500.....................   0.60%               B            $ 103.56             3
AXA TACTICAL MANAGER 500.....................   0.80%               B            $ 103.42            --
AXA TACTICAL MANAGER 500.....................   0.90%               B            $ 103.35            --

AXA TACTICAL MANAGER INTERNATIONAL...........   0.00%               B            $ 105.04             2
AXA TACTICAL MANAGER INTERNATIONAL...........   0.60%               B            $ 104.60             3
AXA TACTICAL MANAGER INTERNATIONAL...........   0.80%               B            $ 104.46            --
AXA TACTICAL MANAGER INTERNATIONAL...........   0.90%               B            $ 104.38            --

BLACKROCK GLOBAL ALLOCATION V.I. FUND........   0.00%           Class III        $  10.67             4
BLACKROCK GLOBAL ALLOCATION V.I. FUND........   0.00%           Class III        $ 106.74            13

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               A            $  14.23             4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               A            $ 164.85           420
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%               A            $ 149.94         1,744
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.80%               A            $ 123.09            14
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%               A            $ 142.97           175
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%               B            $ 112.82            72
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%               B            $ 111.63           410
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%               B            $ 105.51            --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               A            $  19.02             9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               A            $ 250.06           204
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%               A            $ 230.31           364
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.80%               A            $ 224.05             5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%               A            $ 220.99            47
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%               B            $ 205.77            20
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%               B            $ 171.11           300

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%               B            $ 164.79            --

EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $  15.04            49
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $ 140.54            13
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               A            $ 196.23           123
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               A            $ 187.87             8
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%               B            $ 258.94           191
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               B            $ 155.97            45
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%               B            $ 238.50           398
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.80%               B            $ 232.02             4
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.90%               B            $ 228.85            38

EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $  14.87             6
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $ 159.40             7
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               A            $ 202.98            96
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               A            $ 149.39             6
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%               B            $ 148.80           201
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               B            $ 149.86             7
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%               B            $ 153.01           451
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.80%               B            $ 135.82             3
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.90%               B            $ 147.37            45

EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%               A            $  86.64             2
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%               A            $  84.73            45
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.80%               A            $  84.10            --
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%               A            $  83.79             4
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%               B            $ 119.67            50
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%               B            $  83.94            13
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%               B            $  83.01            --

EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%               A            $ 143.90            --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%               B            $  90.37             3
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.60%               B            $  84.39             4
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.80%               B            $  82.47            --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.90%               B            $  81.53            --

EQ/CAPITAL GUARDIAN GROWTH...................   0.00%               A            $ 146.30             2
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%               B            $  78.84            12
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%               B            $  74.37             4
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%               B            $  84.71            37
EQ/CAPITAL GUARDIAN GROWTH...................   0.80%               B            $  71.95            --
EQ/CAPITAL GUARDIAN GROWTH...................   0.90%               B            $  81.58             6

EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $  15.25             6
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $ 132.10             6
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               A            $ 179.45            48
EQ/CAPITAL GUARDIAN RESEARCH.................   0.60%               A            $ 117.32             8
EQ/CAPITAL GUARDIAN RESEARCH.................   0.00%               B            $ 136.67            85
EQ/CAPITAL GUARDIAN RESEARCH.................   0.60%               B            $ 127.65           511
EQ/CAPITAL GUARDIAN RESEARCH.................   0.80%               B            $ 124.77             5
EQ/CAPITAL GUARDIAN RESEARCH.................   0.90%               B            $ 123.35            44

EQ/COMMON STOCK INDEX........................   0.00%               A            $  15.00             3
EQ/COMMON STOCK INDEX........................   0.00%               A            $ 309.36           570
EQ/COMMON STOCK INDEX........................   0.60%               A            $ 809.35         1,236

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                          ----------   ---------------   ------------   ------------
EQ/COMMON STOCK INDEX..................   0.80%               A            $ 196.32            54
EQ/COMMON STOCK INDEX..................   0.90%               A            $ 335.41           241
EQ/COMMON STOCK INDEX..................   0.00%               B            $  96.85           145
EQ/COMMON STOCK INDEX..................   0.60%               B            $ 108.83         1,232
EQ/COMMON STOCK INDEX..................   0.90%               B            $ 104.82            --

EQ/CORE BOND INDEX.....................   0.00%               A            $ 121.69           156
EQ/CORE BOND INDEX.....................   0.00%               A            $ 127.19            11
EQ/CORE BOND INDEX.....................   0.60%               A            $ 123.57             6
EQ/CORE BOND INDEX.....................   0.60%               A            $ 147.22            41
EQ/CORE BOND INDEX.....................   0.60%               A            $ 147.72            51
EQ/CORE BOND INDEX.....................   0.80%               A            $ 118.25             1
EQ/CORE BOND INDEX.....................   0.90%               A            $ 117.17            15
EQ/CORE BOND INDEX.....................   0.00%               B            $ 126.76            45
EQ/CORE BOND INDEX.....................   0.60%               B            $ 144.71            15
EQ/CORE BOND INDEX.....................   0.60%               B            $ 147.22            74
EQ/CORE BOND INDEX.....................   0.90%               B            $ 141.79            --

EQ/EQUITY 500 INDEX....................   0.00%               A            $  14.39            11
EQ/EQUITY 500 INDEX....................   0.00%               A            $ 346.06           506
EQ/EQUITY 500 INDEX....................   0.60%               A            $ 315.99           770
EQ/EQUITY 500 INDEX....................   0.80%               A            $ 215.15            15
EQ/EQUITY 500 INDEX....................   0.90%               A            $ 300.32           130
EQ/EQUITY 500 INDEX....................   0.00%               B            $ 105.01           237
EQ/EQUITY 500 INDEX....................   0.60%               B            $ 101.18           797
EQ/EQUITY 500 INDEX....................   0.90%               B            $ 112.13            --

EQ/EQUITY GROWTH PLUS..................   0.00%               A            $  14.43            --
EQ/EQUITY GROWTH PLUS..................   0.00%               A            $ 139.39             7
EQ/EQUITY GROWTH PLUS..................   0.00%               A            $ 173.25           179
EQ/EQUITY GROWTH PLUS..................   0.60%               A            $ 165.86            18
EQ/EQUITY GROWTH PLUS..................   0.00%               B            $ 165.32           130
EQ/EQUITY GROWTH PLUS..................   0.60%               B            $ 156.37           408
EQ/EQUITY GROWTH PLUS..................   0.80%               B            $ 153.49             2
EQ/EQUITY GROWTH PLUS..................   0.90%               B            $ 152.06            30

EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               A            $  10.54            --
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               A            $ 105.35             2
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               B            $ 108.65            15
EQ/GAMCO MERGERS & ACQUISITIONS........   0.00%               B            $ 135.51            17
EQ/GAMCO MERGERS & ACQUISITIONS........   0.60%               B            $ 106.26            47
EQ/GAMCO MERGERS & ACQUISITIONS........   0.80%               B            $ 105.47            --
EQ/GAMCO MERGERS & ACQUISITIONS........   0.90%               B            $ 105.08             7

EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               A            $  11.35             6
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               A            $ 113.54            14
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               B            $ 130.76            17
EQ/GAMCO SMALL COMPANY VALUE...........   0.00%               B            $ 200.19           179
EQ/GAMCO SMALL COMPANY VALUE...........   0.60%               B            $ 127.88           395
EQ/GAMCO SMALL COMPANY VALUE...........   0.80%               B            $ 126.93             1
EQ/GAMCO SMALL COMPANY VALUE...........   0.90%               B            $ 126.46            37

EQ/GLOBAL BOND PLUS....................   0.00%               A            $  11.69             1
EQ/GLOBAL BOND PLUS....................   0.00%               A            $ 133.63           112

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                ----------   ---------------   ------------   ------------
EQ/GLOBAL BOND PLUS..........................   0.60%               A            $ 122.39           66
EQ/GLOBAL BOND PLUS..........................   0.80%               A            $ 121.48            1
EQ/GLOBAL BOND PLUS..........................   0.90%               A            $ 121.03           11
EQ/GLOBAL BOND PLUS..........................   0.00%               B            $ 127.62           36
EQ/GLOBAL BOND PLUS..........................   0.60%               B            $ 121.21           34
EQ/GLOBAL BOND PLUS..........................   0.90%               B            $ 119.86           --

EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $  17.71           11
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $ 250.51           15
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               A            $ 403.34           81
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%               B            $ 216.87          256
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%               B            $ 200.11          579
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%               B            $ 271.31           28
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.80%               B            $ 194.79            4
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.90%               B            $ 192.18           45

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               A            $  10.49            5
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               A            $ 218.78          158
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%               A            $ 243.13          162
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.80%               A            $ 173.73            3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%               A            $ 197.67           26
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               B            $ 115.59            2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%               B            $ 157.49           22
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%               B            $ 146.81          145
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%               B            $ 144.85           --

EQ/INTERNATIONAL CORE PLUS...................   0.00%               A            $ 215.36           25
EQ/INTERNATIONAL CORE PLUS...................   0.60%               A            $ 160.41            5
EQ/INTERNATIONAL CORE PLUS...................   0.00%               B            $ 139.91           65
EQ/INTERNATIONAL CORE PLUS...................   0.60%               B            $ 130.26          126
EQ/INTERNATIONAL CORE PLUS...................   0.80%               B            $ 127.70           --
EQ/INTERNATIONAL CORE PLUS...................   0.90%               B            $ 125.87            9

EQ/INTERNATIONAL GROWTH......................   0.00%               B            $ 100.01           61
EQ/INTERNATIONAL GROWTH......................   0.00%               B            $ 159.59           35
EQ/INTERNATIONAL GROWTH......................   0.60%               B            $  97.81          165
EQ/INTERNATIONAL GROWTH......................   0.80%               B            $  97.08           --
EQ/INTERNATIONAL GROWTH......................   0.90%               B            $  96.72           22

EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $  15.21           --
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $ 132.80            4
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               A            $ 173.00            8
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%               B            $ 162.02           41
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.60%               B            $ 104.72           13
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.60%               B            $ 149.22          106
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.80%               B            $ 145.17            2
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.90%               B            $ 143.18           16

EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $  14.56           --
EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $ 135.49           --
EQ/LARGE CAP CORE PLUS.......................   0.00%               A            $ 163.37            3
EQ/LARGE CAP CORE PLUS.......................   0.60%               A            $ 118.06            1
EQ/LARGE CAP CORE PLUS.......................   0.00%               B            $ 105.47           16
EQ/LARGE CAP CORE PLUS.......................   0.60%               B            $  98.37           54

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                           ----------   ---------------   ------------   ------------
EQ/LARGE CAP CORE PLUS..................   0.80%               B           $  96.10             --
EQ/LARGE CAP CORE PLUS..................   0.90%               B           $  94.99              3

EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $  16.70              2
EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $ 149.13              4
EQ/LARGE CAP GROWTH INDEX...............   0.00%               A           $ 179.27             51
EQ/LARGE CAP GROWTH INDEX...............   0.60%               A           $ 123.76              1
EQ/LARGE CAP GROWTH INDEX...............   0.00%               B           $  89.44            184
EQ/LARGE CAP GROWTH INDEX...............   0.60%               B           $  83.41            911
EQ/LARGE CAP GROWTH INDEX...............   0.80%               B           $  81.49              8
EQ/LARGE CAP GROWTH INDEX...............   0.90%               B           $  80.55             41

EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $  15.37             --
EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $ 150.41              4
EQ/LARGE CAP GROWTH PLUS................   0.00%               A           $ 197.97             33
EQ/LARGE CAP GROWTH PLUS................   0.60%               A           $ 126.79              3
EQ/LARGE CAP GROWTH PLUS................   0.00%               B           $ 189.68             98
EQ/LARGE CAP GROWTH PLUS................   0.60%               B           $ 100.38             50
EQ/LARGE CAP GROWTH PLUS................   0.60%               B           $ 174.70            539
EQ/LARGE CAP GROWTH PLUS................   0.80%               B           $ 169.95              7
EQ/LARGE CAP GROWTH PLUS................   0.90%               B           $ 167.62             36

EQ/LARGE CAP VALUE INDEX................   0.00%               A           $  54.93             24
EQ/LARGE CAP VALUE INDEX................   0.60%               A           $  53.72             24
EQ/LARGE CAP VALUE INDEX................   0.80%               A           $  53.32             --
EQ/LARGE CAP VALUE INDEX................   0.90%               A           $  53.12              5
EQ/LARGE CAP VALUE INDEX................   0.00%               B           $  63.43             18
EQ/LARGE CAP VALUE INDEX................   0.60%               B           $  53.23             15
EQ/LARGE CAP VALUE INDEX................   0.90%               B           $  52.64             --

EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $  13.55             --
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 114.45             34
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 116.66            307
EQ/LARGE CAP VALUE PLUS.................   0.00%               A           $ 154.46            302
EQ/LARGE CAP VALUE PLUS.................   0.60%               A           $ 110.53             22
EQ/LARGE CAP VALUE PLUS.................   0.60%               A           $ 126.18          1,293
EQ/LARGE CAP VALUE PLUS.................   0.80%               A           $ 106.48             29
EQ/LARGE CAP VALUE PLUS.................   0.90%               A           $ 121.53            207
EQ/LARGE CAP VALUE PLUS.................   0.00%               B           $ 115.48             60
EQ/LARGE CAP VALUE PLUS.................   0.00%               B           $ 116.66              2
EQ/LARGE CAP VALUE PLUS.................   0.60%               B           $ 107.27              9
EQ/LARGE CAP VALUE PLUS.................   0.60%               B           $ 124.91            818
EQ/LARGE CAP VALUE PLUS.................   0.90%               B           $ 120.30             --

EQ/LORD ABBETT GROWTH AND INCOME........   0.00%               A           $  88.30              6
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%               A           $  86.36             17
EQ/LORD ABBETT GROWTH AND INCOME........   0.80%               A           $  85.72             --
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%               A           $  85.40              1
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%               B           $ 114.16              8
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%               B           $  85.57              4
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%               B           $  84.61             --

EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               A           $  10.40             --
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               A           $ 103.62             84

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                           ----------   ---------------   ------------   ------------
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%               A            $ 101.34           49
EQ/LORD ABBETT LARGE CAP CORE...........   0.80%               A            $ 100.58           --
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%               A            $ 100.21            5
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%               B            $ 131.24           14
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%               B            $ 100.39           19
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%               B            $  99.28           --

EQ/MID CAP INDEX........................   0.00%               A            $  17.96            6
EQ/MID CAP INDEX........................   0.00%               A            $ 138.85            3
EQ/MID CAP INDEX........................   0.00%               A            $ 205.46          104
EQ/MID CAP INDEX........................   0.60%               A            $ 146.06            6
EQ/MID CAP INDEX........................   0.00%               B            $ 131.57          146
EQ/MID CAP INDEX........................   0.60%               B            $ 123.63          448
EQ/MID CAP INDEX........................   0.80%               B            $ 121.08            2
EQ/MID CAP INDEX........................   0.90%               B            $ 119.83           22

EQ/MID CAP VALUE PLUS...................   0.00%               A            $  17.26            4
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 153.29           15
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 198.16          130
EQ/MID CAP VALUE PLUS...................   0.00%               A            $ 212.88          188
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 152.73           14
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 177.30           46
EQ/MID CAP VALUE PLUS...................   0.60%               A            $ 182.51          739
EQ/MID CAP VALUE PLUS...................   0.80%               A            $ 177.56            6
EQ/MID CAP VALUE PLUS...................   0.90%               A            $ 175.13           59
EQ/MID CAP VALUE PLUS...................   0.00%               B            $ 198.04           44
EQ/MID CAP VALUE PLUS...................   0.90%               B            $ 138.07           --

EQ/MONEY MARKET.........................   0.00%               A            $  10.04           95
EQ/MONEY MARKET.........................   0.00%               A            $ 172.07          641
EQ/MONEY MARKET.........................   0.60%               A            $ 250.34          465
EQ/MONEY MARKET.........................   0.80%               A            $ 142.24            4
EQ/MONEY MARKET.........................   0.90%               A            $ 157.90           41
EQ/MONEY MARKET.........................   0.00%               B            $ 131.49          236
EQ/MONEY MARKET.........................   0.60%               B            $ 128.22          287
EQ/MONEY MARKET.........................   0.90%               B            $ 123.49           --

EQ/MONTAG & CALDWELL GROWTH.............   0.00%               A            $  10.42           16
EQ/MONTAG & CALDWELL GROWTH.............   0.00%               A            $ 111.07           37
EQ/MONTAG & CALDWELL GROWTH.............   0.60%               A            $ 108.63          108
EQ/MONTAG & CALDWELL GROWTH.............   0.80%               A            $ 107.82           --
EQ/MONTAG & CALDWELL GROWTH.............   0.90%               A            $ 107.42            7
EQ/MONTAG & CALDWELL GROWTH.............   0.00%               B            $ 135.96           52
EQ/MONTAG & CALDWELL GROWTH.............   0.60%               B            $ 107.64           35
EQ/MONTAG & CALDWELL GROWTH.............   0.90%               B            $ 106.44           --

EQ/MORGAN STANLEY MID CAP GROWTH........   0.00%               A            $ 125.98           83
EQ/MORGAN STANLEY MID CAP GROWTH........   0.60%               A            $ 123.21          196
EQ/MORGAN STANLEY MID CAP GROWTH........   0.80%               A            $ 122.29            1
EQ/MORGAN STANLEY MID CAP GROWTH........   0.90%               A            $ 121.84           25
EQ/MORGAN STANLEY MID CAP GROWTH........   0.00%               B            $ 182.78           39
EQ/MORGAN STANLEY MID CAP GROWTH........   0.60%               B            $ 122.06           77
EQ/MORGAN STANLEY MID CAP GROWTH........   0.90%               B            $ 120.71           --

EQ/PIMCO ULTRA SHORT BOND...............   0.00%               A            $ 114.18           92

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                    ----------   ---------------   ------------   ------------
EQ/PIMCO ULTRA SHORT BOND........   0.60%               A            $ 101.65            7
EQ/PIMCO ULTRA SHORT BOND........   0.60%               A            $ 111.66          156
EQ/PIMCO ULTRA SHORT BOND........   0.80%               A            $ 110.83            1
EQ/PIMCO ULTRA SHORT BOND........   0.90%               A            $ 110.42           18
EQ/PIMCO ULTRA SHORT BOND........   0.00%               B            $ 114.18           --
EQ/PIMCO ULTRA SHORT BOND........   0.00%               B            $ 117.24           85
EQ/PIMCO ULTRA SHORT BOND........   0.60%               B            $ 111.28           93
EQ/PIMCO ULTRA SHORT BOND........   0.90%               B            $ 110.04           --

EQ/QUALITY BOND PLUS.............   0.00%               A            $  11.55           10
EQ/QUALITY BOND PLUS.............   0.00%               A            $ 238.65           89
EQ/QUALITY BOND PLUS.............   0.60%               A            $ 202.93          188
EQ/QUALITY BOND PLUS.............   0.80%               A            $ 186.40            2
EQ/QUALITY BOND PLUS.............   0.90%               A            $ 192.62           31
EQ/QUALITY BOND PLUS.............   0.00%               B            $ 161.43           23
EQ/QUALITY BOND PLUS.............   0.60%               B            $ 150.25          153
EQ/QUALITY BOND PLUS.............   0.90%               B            $ 147.22           --

EQ/SMALL COMPANY INDEX...........   0.00%               A            $  16.56           13
EQ/SMALL COMPANY INDEX...........   0.00%               A            $  98.35            1
EQ/SMALL COMPANY INDEX...........   0.00%               A            $ 245.68           87
EQ/SMALL COMPANY INDEX...........   0.60%               A            $ 160.84           17
EQ/SMALL COMPANY INDEX...........   0.60%               A            $ 207.48           87
EQ/SMALL COMPANY INDEX...........   0.80%               A            $ 203.13           --
EQ/SMALL COMPANY INDEX...........   0.90%               A            $ 201.57            9
EQ/SMALL COMPANY INDEX...........   0.00%               B            $ 178.81           36
EQ/SMALL COMPANY INDEX...........   0.60%               B            $ 181.03            2
EQ/SMALL COMPANY INDEX...........   0.60%               B            $ 183.38           37
EQ/SMALL COMPANY INDEX...........   0.90%               B            $ 176.61           --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000'S)
                                                          ----------   -----------------   ------------   ------------
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  16.91            10
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  97.35             6
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               A             $  97.55            --
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.60%               A             $  95.31             2
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.90%               A             $  93.36            --
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               B             $  96.37            55
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.00%               B             $ 114.56            57
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.60%               B             $  94.36           257
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.80%               B             $  93.69             1
EQ/T. ROWE PRICE GROWTH STOCK..........................   0.90%               B             $  93.36            14

EQ/UBS GROWTH & INCOME.................................   0.00%               B             $  86.16             1
EQ/UBS GROWTH & INCOME.................................   0.00%               B             $ 123.85            21
EQ/UBS GROWTH & INCOME.................................   0.60%               B             $  84.26            31
EQ/UBS GROWTH & INCOME.................................   0.80%               B             $  83.64            --
EQ/UBS GROWTH & INCOME.................................   0.90%               B             $  83.32             2

EQ/VAN KAMPEN COMSTOCK.................................   0.00%               A             $  86.88             7
EQ/VAN KAMPEN COMSTOCK.................................   0.60%               A             $  84.97            11
EQ/VAN KAMPEN COMSTOCK.................................   0.80%               A             $  84.34            --
EQ/VAN KAMPEN COMSTOCK.................................   0.90%               A             $  84.02             1
EQ/VAN KAMPEN COMSTOCK.................................   0.00%               B             $ 110.93            20
EQ/VAN KAMPEN COMSTOCK.................................   0.60%               B             $  84.18             4
EQ/VAN KAMPEN COMSTOCK.................................   0.90%               B             $  83.24            --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $  16.92             3
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $ 159.23             5
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               A             $ 224.48            18
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.00%               B             $ 128.76           203
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.60%               B             $ 116.54           192
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.80%               B             $ 117.55             1
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.90%               B             $ 112.54            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................   0.90%               B             $ 116.22            10

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........   0.00%        Service Class 2      $  15.67            --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........   0.00%        Service Class 2      $ 162.06            23

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $  16.14            19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $ 106.76            11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.00%        Service Class 2      $ 202.48           198
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.60%        Service Class 2      $ 106.32            39
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.80%        Service Class 2      $ 106.17            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................   0.90%        Service Class 2      $ 106.10             3

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................   0.00%        Service Class 2      $  14.89            13
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................   0.00%        Service Class 2      $ 158.28            28

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $  14.48             3
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $ 104.61            --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.00%        Service Class 2      $ 142.11            27
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.60%        Service Class 2      $ 104.17             4
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.80%        Service Class 2      $ 104.03            --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   0.90%        Service Class 2      $ 103.95            --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000'S)
                                                          ----------   -----------------   ------------   ------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO..................   0.00%        Service Class 2      $  17.09            15
FIDELITY(R) VIP HIGH INCOME PORTFOLIO..................   0.00%        Service Class 2      $ 177.79           111

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO........   0.00%        Service Class 2      $  12.86            21
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO........   0.00%        Service Class 2      $ 141.30           153

FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $  18.70            13
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $ 113.34             8
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.00%        Service Class 2      $ 297.95           145
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.60%        Service Class 2      $ 112.87            76
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.80%        Service Class 2      $ 112.71            --
FIDELITY(R) VIP MID CAP PORTFOLIO......................   0.90%        Service Class 2      $ 112.63             2

FIDELITY(R) VIP MONEY MARKET PORTFOLIO.................   0.00%        Service Class 2      $  10.02            13
FIDELITY(R) VIP MONEY MARKET PORTFOLIO.................   0.00%        Service Class 2      $ 100.25            14

FIDELITY(R) VIP VALUE PORTFOLIO........................   0.00%        Service Class 2      $  17.24            --
FIDELITY(R) VIP VALUE PORTFOLIO........................   0.00%        Service Class 2      $ 156.05            35

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.............   0.00%        Service Class 2      $  20.75            --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.............   0.00%        Service Class 2      $ 212.80            26

FRANKLIN RISING DIVIDENDS SECURITIES...................   0.00%            Class 2          $ 108.47            15
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.60%            Class 2          $ 108.02           143
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.80%            Class 2          $ 107.87            --
FRANKLIN RISING DIVIDENDS SECURITIES...................   0.90%            Class 2          $ 107.79             3

FRANKLIN SMALL CAP VALUE SECURITIES....................   0.00%            Class 2          $  10.68            --
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.00%            Class 2          $ 106.81             2
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.60%            Class 2          $ 106.36             4
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.80%            Class 2          $ 106.22            --
FRANKLIN SMALL CAP VALUE SECURITIES....................   0.90%            Class 2          $ 106.14            --

FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.00%            Class 2          $ 105.24            15
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.60%            Class 2          $ 104.80            26
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.80%            Class 2          $ 104.65             1
FRANKLIN STRATEGIC INCOME SECURITIES FUND..............   0.90%            Class 2          $ 104.58             1

GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.00%         Service Shares      $ 108.47             6
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.60%         Service Shares      $ 108.02            28
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.80%         Service Shares      $ 107.87            --
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   0.90%         Service Shares      $ 107.80            --

INVESCO V.I. FINANCIAL SERVICES FUND...................   0.00%           Series II         $   9.44             2
INVESCO V.I. FINANCIAL SERVICES FUND...................   0.00%           Series II         $  94.40             4

INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.00%           Series II         $  11.15            --
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.00%           Series II         $ 111.53            16
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.60%           Series II         $ 111.07            16
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.80%           Series II         $ 110.92            --
INVESCO V.I. GLOBAL REAL ESTATE FUND...................   0.90%           Series II         $ 110.84             2

INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.00%           Series II         $  11.04             2
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.00%           Series II         $ 110.41            29
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.60%           Series II         $ 109.95            30
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.80%           Series II         $ 109.80            --
INVESCO V.I. INTERNATIONAL GROWTH FUND.................   0.90%           Series II         $ 109.72             1

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                 UNITS
                                                               CONTRACT                                       OUTSTANDING
                                                               CHARGES*      SHARE CLASS**     UNIT VALUE       (000'S)
                                                              ----------   ----------------   ------------   ------------
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.00%            Series II       $  10.51            --
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.00%            Series II       $ 105.14             5
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.60%            Series II       $ 104.70             4
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.80%            Series II       $ 104.55            --
INVESCO V.I. MID CAP CORE EQUITY FUND......................   0.90%            Series II       $ 104.48            --

INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.00%            Series II       $  10.95             2
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.00%            Series II       $ 109.49             1
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.60%            Series II       $ 109.03             2
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.80%            Series II       $ 108.88            --
INVESCO V.I. SMALL CAP EQUITY FUND.........................   0.90%            Series II       $ 108.80            --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................   0.00%          Common Shares     $  10.70             9
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................   0.00%          Common Shares     $ 107.00            10

IVY FUNDS VIP ENERGY.......................................   0.00%          Common Shares     $  11.45             8
IVY FUNDS VIP ENERGY.......................................   0.00%          Common Shares     $ 114.48             4
IVY FUNDS VIP ENERGY.......................................   0.60%          Common Shares     $ 114.00             7
IVY FUNDS VIP ENERGY.......................................   0.80%          Common Shares     $ 113.84            --
IVY FUNDS VIP ENERGY.......................................   0.90%          Common Shares     $ 113.76            --

IVY FUNDS VIP MID CAP GROWTH...............................   0.00%          Common Shares     $  11.58             6
IVY FUNDS VIP MID CAP GROWTH...............................   0.00%          Common Shares     $ 115.78            14
IVY FUNDS VIP MID CAP GROWTH...............................   0.60%          Common Shares     $ 115.30            17
IVY FUNDS VIP MID CAP GROWTH...............................   0.80%          Common Shares     $ 115.14            --
IVY FUNDS VIP MID CAP GROWTH...............................   0.90%          Common Shares     $ 115.06             1

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................   0.00%          Common Shares     $  10.58             1
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................   0.00%          Common Shares     $ 105.81            36

IVY FUNDS VIP SMALL CAP GROWTH.............................   0.00%          Common Shares     $  11.35             2
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.00%          Common Shares     $ 113.53            10
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.60%          Common Shares     $ 113.05             6
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.80%          Common Shares     $ 112.90            --
IVY FUNDS VIP SMALL CAP GROWTH.............................   0.90%          Common Shares     $ 112.82            --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.00%         Service Shares     $  11.40            11
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.00%         Service Shares     $ 114.04            93
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.60%         Service Shares     $ 113.56           125
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.80%         Service Shares     $ 113.40            --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........   0.90%         Service Shares     $ 113.32             8

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.00%          Service Class     $  10.69            15
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.00%          Service Class     $ 106.86            91
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.60%          Service Class     $ 106.41           101
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.80%          Service Class     $ 106.26            --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................   0.90%          Service Class     $ 106.19             3

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                 UNITS
                                                CONTRACT                                      OUTSTANDING
                                                CHARGES*     SHARE CLASS**     UNIT VALUE       (000's)
                                               ----------   ---------------   ------------   ------------
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.00%         Service Class      $ 105.80           --
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.60%         Service Class      $ 105.36            5
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.80%         Service Class      $ 105.21           --
MFS(R) INVESTORS GROWTH STOCK SERIES........   0.90%         Service Class      $ 105.14           --

MFS(R) INVESTORS TRUST SERIES...............   0.00%         Service Class      $ 102.73           --
MFS(R) INVESTORS TRUST SERIES...............   0.60%         Service Class      $ 102.30            1
MFS(R) INVESTORS TRUST SERIES...............   0.80%         Service Class      $ 102.16           --
MFS(R) INVESTORS TRUST SERIES...............   0.90%         Service Class      $ 102.09           --

MFS(R) UTILITIES SERIES.....................   0.00%         Service Class      $  11.14           --
MFS(R) UTILITIES SERIES.....................   0.00%         Service Class      $ 111.38            1

MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $  16.44            3
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $  93.02            4
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               A            $ 171.10          288
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               A            $ 133.47            6
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               A            $ 677.90          428
MULTIMANAGER AGGRESSIVE EQUITY..............   0.80%               A            $  99.92           27
MULTIMANAGER AGGRESSIVE EQUITY..............   0.90%               A            $ 179.55          114
MULTIMANAGER AGGRESSIVE EQUITY..............   0.00%               B            $  87.39           45
MULTIMANAGER AGGRESSIVE EQUITY..............   0.60%               B            $  81.82          238
MULTIMANAGER AGGRESSIVE EQUITY..............   0.90%               B            $  78.80           --

MULTIMANAGER CORE BOND......................   0.00%               A            $  11.95            8
MULTIMANAGER CORE BOND......................   0.00%               A            $ 141.06            5
MULTIMANAGER CORE BOND......................   0.00%               A            $ 149.28          163
MULTIMANAGER CORE BOND......................   0.60%               A            $ 149.14           11
MULTIMANAGER CORE BOND......................   0.00%               B            $ 154.18          119
MULTIMANAGER CORE BOND......................   0.60%               B            $ 146.06          345
MULTIMANAGER CORE BOND......................   0.80%               B            $ 143.43            1
MULTIMANAGER CORE BOND......................   0.90%               B            $ 142.14           44

MULTIMANAGER INTERNATIONAL EQUITY...........   0.00%               A            $ 205.86           66
MULTIMANAGER INTERNATIONAL EQUITY...........   0.60%               A            $ 147.22            4
MULTIMANAGER INTERNATIONAL EQUITY...........   0.00%               B            $ 193.73           25
MULTIMANAGER INTERNATIONAL EQUITY...........   0.60%               B            $ 141.59          211
MULTIMANAGER INTERNATIONAL EQUITY...........   0.80%               B            $ 182.14           --
MULTIMANAGER INTERNATIONAL EQUITY...........   0.90%               B            $ 137.79           23

MULTIMANAGER LARGE CAP CORE EQUITY..........   0.00%               A            $ 172.43           21
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.60%               A            $ 120.82           --
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.00%               B            $ 153.99            8
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.60%               B            $ 117.30           30
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.80%               B            $ 144.77           --
MULTIMANAGER LARGE CAP CORE EQUITY..........   0.90%               B            $ 114.16            2

MULTIMANAGER LARGE CAP VALUE................   0.00%               A            $ 185.43           53
MULTIMANAGER LARGE CAP VALUE................   0.60%               A            $ 133.08            7
MULTIMANAGER LARGE CAP VALUE................   0.00%               B            $ 168.15           25
MULTIMANAGER LARGE CAP VALUE................   0.60%               B            $ 131.17          135
MULTIMANAGER LARGE CAP VALUE................   0.80%               B            $ 158.09           --
MULTIMANAGER LARGE CAP VALUE................   0.90%               B            $ 127.65           10

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                         ----------   ---------------   ------------   ------------
MULTIMANAGER MID CAP GROWTH...........   0.00%              A             $ 232.43           45
MULTIMANAGER MID CAP GROWTH...........   0.60%              A             $ 134.60            2
MULTIMANAGER MID CAP GROWTH...........   0.00%              B             $ 205.79           10
MULTIMANAGER MID CAP GROWTH...........   0.60%              B             $ 125.85          129
MULTIMANAGER MID CAP GROWTH...........   0.80%              B             $ 193.47           --
MULTIMANAGER MID CAP GROWTH...........   0.90%              B             $ 122.48           14

MULTIMANAGER MID CAP VALUE............   0.00%              A             $  19.62            6
MULTIMANAGER MID CAP VALUE............   0.00%              A             $ 172.61            5
MULTIMANAGER MID CAP VALUE............   0.00%              A             $ 262.21           40
MULTIMANAGER MID CAP VALUE............   0.60%              A             $ 164.93            3
MULTIMANAGER MID CAP VALUE............   0.00%              B             $ 172.21           63
MULTIMANAGER MID CAP VALUE............   0.60%              B             $ 163.13          211
MULTIMANAGER MID CAP VALUE............   0.80%              B             $ 160.20            1
MULTIMANAGER MID CAP VALUE............   0.90%              B             $ 158.75           16

MULTIMANAGER MULTI-SECTOR BOND........   0.00%              A             $  12.53            8
MULTIMANAGER MULTI-SECTOR BOND........   0.00%              A             $ 203.94          192
MULTIMANAGER MULTI-SECTOR BOND........   0.60%              A             $ 352.67          176
MULTIMANAGER MULTI-SECTOR BOND........   0.80%              A             $ 140.82            5
MULTIMANAGER MULTI-SECTOR BOND........   0.90%              A             $ 210.54           32
MULTIMANAGER MULTI-SECTOR BOND........   0.00%              B             $ 123.50           28
MULTIMANAGER MULTI-SECTOR BOND........   0.60%              B             $  99.43          143
MULTIMANAGER MULTI-SECTOR BOND........   0.90%              B             $  95.76           --

MULTIMANAGER SMALL CAP GROWTH.........   0.00%              B             $  95.70            1
MULTIMANAGER SMALL CAP GROWTH.........   0.00%              B             $ 140.33           42
MULTIMANAGER SMALL CAP GROWTH.........   0.60%              B             $  93.63           26
MULTIMANAGER SMALL CAP GROWTH.........   0.80%              B             $  92.95           --
MULTIMANAGER SMALL CAP GROWTH.........   0.90%              B             $  92.61            1

MULTIMANAGER SMALL CAP VALUE..........   0.00%              A             $ 192.78           63
MULTIMANAGER SMALL CAP VALUE..........   0.60%              A             $ 184.56            7
MULTIMANAGER SMALL CAP VALUE..........   0.00%              B             $ 202.76           12
MULTIMANAGER SMALL CAP VALUE..........   0.60%              B             $ 184.54            4
MULTIMANAGER SMALL CAP VALUE..........   0.60%              B             $ 189.54           73
MULTIMANAGER SMALL CAP VALUE..........   0.80%              B             $ 185.07           --
MULTIMANAGER SMALL CAP VALUE..........   0.90%              B             $ 182.54           --
MULTIMANAGER SMALL CAP VALUE..........   0.90%              B             $ 182.96            5

MULTIMANAGER TECHNOLOGY...............   0.00%              A             $  18.85           --
MULTIMANAGER TECHNOLOGY...............   0.00%              A             $ 263.44           47
MULTIMANAGER TECHNOLOGY...............   0.60%              A             $ 139.58            4
MULTIMANAGER TECHNOLOGY...............   0.00%              B             $ 214.70           56
MULTIMANAGER TECHNOLOGY...............   0.60%              B             $ 125.36          429
MULTIMANAGER TECHNOLOGY...............   0.80%              B             $ 201.85            1
MULTIMANAGER TECHNOLOGY...............   0.90%              B             $ 122.00           16

MUTUAL SHARES SECURITIES FUND.........   0.00%           Class 2          $  10.30            4
MUTUAL SHARES SECURITIES FUND.........   0.00%           Class 2          $ 103.00           55
MUTUAL SHARES SECURITIES FUND.........   0.60%           Class 2          $ 102.57           14
MUTUAL SHARES SECURITIES FUND.........   0.80%           Class 2          $ 102.43           --
MUTUAL SHARES SECURITIES FUND.........   0.90%           Class 2          $ 102.36           --

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                  UNITS
                                                                 CONTRACT                                      OUTSTANDING
                                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000'S)
                                                                ----------   ---------------   ------------   ------------
NATURAL RESOURCES PORTFOLIO..................................   0.00%           Class II        $  25.86             5
NATURAL RESOURCES PORTFOLIO..................................   0.00%           Class II        $ 100.55           378

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.00%        Advisor Class      $ 124.21             9
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.60%        Advisor Class      $ 123.69            14
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.80%        Advisor Class      $ 123.52            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................   0.90%        Advisor Class      $ 123.43             1

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.00%        Advisor Class      $  10.51            30
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.00%        Advisor Class      $ 105.13            65
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.60%        Advisor Class      $ 104.69            20
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.80%        Advisor Class      $ 104.54            --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........   0.90%        Advisor Class      $ 104.47             1

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.00%        Advisor Class      $  10.46            13
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.00%        Advisor Class      $ 104.64           224
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.60%        Advisor Class      $ 104.20           122
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.80%        Advisor Class      $ 104.05            --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........   0.90%        Advisor Class      $ 103.98             8

T. ROWE PRICE EQUITY INCOME..................................   0.00%           Class II        $ 102.60             3
T. ROWE PRICE EQUITY INCOME..................................   0.60%           Class II        $ 102.18            48
T. ROWE PRICE EQUITY INCOME..................................   0.80%           Class II        $ 102.03            --
T. ROWE PRICE EQUITY INCOME..................................   0.90%           Class II        $ 101.96             1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................   0.00%           Class II        $  10.65            --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................   0.00%           Class II        $ 106.52             7

TARGET 2015 ALLOCATION.......................................   0.00%              B            $  13.74            --
TARGET 2015 ALLOCATION.......................................   0.00%              B            $ 108.03            58

TARGET 2025 ALLOCATION.......................................   0.00%              B            $  14.19             2
TARGET 2025 ALLOCATION.......................................   0.00%              B            $ 105.59            69

TARGET 2035 ALLOCATION.......................................   0.00%              B            $  14.55             2
TARGET 2035 ALLOCATION.......................................   0.00%              B            $ 104.18            63

TARGET 2045 ALLOCATION.......................................   0.00%              B            $  14.85             2
TARGET 2045 ALLOCATION.......................................   0.00%              B            $ 101.99            12

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.00%           Class 2         $ 113.63            11
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.60%           Class 2         $ 113.16            25
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.80%           Class 2         $ 113.00            --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................   0.90%           Class 2         $ 112.93             2

TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.00%           Class 2         $  10.52             2
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.00%           Class 2         $ 105.16            66
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.60%           Class 2         $ 104.73            92
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.80%           Class 2         $ 104.58            --
TEMPLETON GLOBAL BOND SECURITIES FUND........................   0.90%           Class 2         $ 104.51             5

TEMPLETON GROWTH SECURITIES FUND.............................   0.00%           Class 2         $ 104.38             1
TEMPLETON GROWTH SECURITIES FUND.............................   0.60%           Class 2         $ 103.95             2

----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2010


                                                                                                                       UNITS
                                                                     CONTRACT                                       OUTSTANDING
                                                                     CHARGES*      SHARE CLASS**     UNIT VALUE       (000'S)
                                                                    ----------   ----------------   ------------   ------------
TEMPLETON GROWTH SECURITIES FUND.................................   0.80%            Class 2          $ 103.80          --
TEMPLETON GROWTH SECURITIES FUND.................................   0.90%            Class 2          $ 103.73          --

VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.00%            Class S          $ 117.15          12
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.60%            Class S          $ 116.67          22
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.80%            Class S          $ 116.50          --
VAN ECK VIP GLOBAL HARD ASSETS FUND..............................   0.90%            Class S          $ 116.42           1

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO........   0.60%        Investor Share       $ 122.06          51

----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                           AMERICAN
                                                         ALL ASSET        CENTURY VP      AXA AGGRESSIVE
                                                      ALLOCATION*(1)   MID CAP VALUE(1)     ALLOCATION*
                                                     ---------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $20,323          $ 70,211       $    2,045,418
 Expenses:
  Less: Asset-based charges.........................        1,080             1,451              303,699
                                                          -------          --------       --------------
Net Investment Income (Loss)........................       19,243            68,760            1,741,719
                                                          -------          --------       --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       14,657           152,710          (12,979,522)
  Realized gain distribution from The Trusts........       33,011                --            2,783,660
                                                          -------          --------       --------------
 Net realized gain (loss)...........................       47,668           152,710          (10,195,862)
                                                          -------          --------       --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       30,071           691,623           23,087,126
                                                          -------          --------       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       77,739           844,333           12,891,264
                                                          -------          --------       --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $96,982          $913,093       $   14,632,983
                                                          =======          ========       ==============



                                                      AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                        STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                     -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $20,601        $  665,266          $ 4,994
 Expenses:
  Less: Asset-based charges.........................          --           101,714               --
                                                         -------        ----------          -------
Net Investment Income (Loss)........................      20,601           563,552            4,994
                                                         -------        ----------          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      13,771             4,256              772
  Realized gain distribution from The Trusts........       8,346         1,222,298            2,065
                                                         -------        ----------          -------
 Net realized gain (loss)...........................      22,117         1,226,554            2,837
                                                         -------        ----------          -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      36,451           152,914            6,871
                                                         -------        ----------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      58,568         1,379,468            9,708
                                                         -------        ----------          -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $79,169        $1,943,020          $14,702
                                                         =======        ==========          =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      AXA CONSERVATIVE  AXA CONSERVATIVE-PLUS   AXA GROWTH
                                                         STRATEGY*           ALLOCATION*         STRATEGY*
                                                     ----------------- ----------------------- ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $3,781             $  794,267          $ 22,832
 Expenses:
  Less: Asset-based charges.........................         --                149,500                --
                                                         ------             ----------          --------
Net Investment Income (Loss)........................      3,781                644,767            22,832
                                                         ------             ----------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      1,632               (788,266)           19,586
  Realized gain distribution from The Trusts........      1,163              1,107,247            12,441
                                                         ------             ----------          --------
 Net realized gain (loss)...........................      2,795                318,981            32,027
                                                         ------             ----------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (3,162)             2,644,433            86,172
                                                         ------             ----------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       (367)             2,963,414           118,199
                                                         ------             ----------          --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $3,414             $3,608,181          $141,031
                                                         ======             ==========          ========



                                                       AXA MODERATE      AXA MODERATE     AXA MODERATE-PLUS
                                                        ALLOCATION*    GROWTH STRATEGY*      ALLOCATION*
                                                     ---------------- ------------------ -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 26,556,112        $103,872        $ 6,945,747
 Expenses:
  Less: Asset-based charges.........................      6,193,217              --          1,043,762
                                                       ------------        --------        -----------
Net Investment Income (Loss)........................     20,362,895         103,872          5,901,985
                                                       ------------        --------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (7,985,066)         33,448        (13,551,933)
  Realized gain distribution from The Trusts........     27,101,590          42,103         10,098,252
                                                       ------------        --------        -----------
 Net realized gain (loss)...........................     19,116,524          75,551         (3,453,681)
                                                       ------------        --------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     65,996,783         558,808         37,688,259
                                                       ------------        --------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     85,113,307         634,359         34,234,578
                                                       ------------        --------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $105,476,202        $738,231        $40,136,563
                                                       ============        ========        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        AXA TACTICAL       AXA TACTICAL      AXA TACTICAL
                                                      MANAGER 2000*(1)   MANAGER 400*(1)   MANAGER 500*(1)
                                                     ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $   162           $     --           $ 1,478
 Expenses:
  Less: Asset-based charges.........................          473              1,104               554
                                                          -------           --------           -------
Net Investment Income (Loss)........................         (311)            (1,104)              924
                                                          -------           --------           -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        7,613              3,531             1,695
  Realized gain distribution from The Trusts........       15,878             14,366            10,191
                                                          -------           --------           -------
 Net realized gain (loss)...........................       23,491             17,897            11,886
                                                          -------           --------           -------
 Change in unrealized appreciation
  (depreciation) of investments.....................       35,013             82,315            53,698
                                                          -------           --------           -------
Net Realized And Unrealized Gain (loss) On
 Investments........................................       58,504            100,212            65,584
                                                          -------           --------           -------
Net Increase (decrease) In Net Assets
 Resulting From Operations..........................      $58,193           $ 99,108           $66,508
                                                          =======           ========           =======



                                                                            BLACKROCK
                                                         AXA TACTICAL        GLOBAL
                                                           MANAGER         ALLOCATION    EQ/ALLIANCEBERNSTEIN
                                                      INTERNATIONAL*(1)   V.I. FUND(1)      INTERNATIONAL*
                                                     ------------------- -------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 2,526           $15,477        $ 9,909,543
 Expenses:
  Less: Asset-based charges.........................           409                --          2,070,501
                                                           -------           -------        -----------
Net Investment Income (Loss)........................         2,117            15,477          7,839,042
                                                           -------           -------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         3,330             2,842         (8,594,774)
  Realized gain distribution from The Trusts........           351             8,406                 --
                                                           -------           -------        -----------
 Net realized gain (loss)...........................         3,681            11,248         (8,594,774)
                                                           -------           -------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        18,350            24,490         18,679,628
                                                           -------           -------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        22,031            35,738         10,084,854
                                                           -------           -------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $24,148           $51,215        $17,923,896
                                                           =======           =======        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                    EQ/BLACKROCK
                                                      EQ/ALLIANCEBERNSTEIN       EQ/BLACKROCK      INTERNATIONAL
                                                        SMALL CAP GROWTH*    BASIC VALUE EQUITY*       VALUE*
                                                     ---------------------- --------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    66,788           $ 2,296,676        $     995,235
 Expenses:
  Less: Asset-based charges.........................          798,115               675,255              486,811
                                                          -----------           -----------        -------------
Net Investment Income (Loss)........................         (731,327)            1,621,421              508,424
                                                          -----------           -----------        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         (919,771)           (4,408,364)          (5,190,116)
  Realized gain distribution from The Trusts........               --                    --                   --
                                                          -----------           -----------        -------------
 Net realized gain (loss)...........................         (919,771)           (4,408,364)          (5,190,116)
                                                          -----------           -----------        -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       52,128,365            22,410,257           11,318,334
                                                          -----------           -----------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       51,208,594            18,001,893            6,128,218
                                                          -----------           -----------        -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $50,477,267           $19,623,314        $   6,636,642
                                                          ===========           ===========        =============



                                                                            EQ/CALVERT
                                                      EQ/BOSTON ADVISORS     SOCIALLY        EQ/CAPITAL
                                                        EQUITY INCOME*     RESPONSIBLE*   GUARDIAN GROWTH*
                                                     -------------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  256,148         $   313         $ 20,313
 Expenses:
  Less: Asset-based charges.........................          29,178           2,052           24,022
                                                          ----------         -------         --------
Net Investment Income (Loss)........................         226,970          (1,739)          (3,709)
                                                          ----------         -------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (187,949)         10,822           15,438
  Realized gain distribution from The Trusts........              --              --               --
                                                          ----------         -------         --------
 Net realized gain (loss)...........................        (187,949)         10,822           15,438
                                                          ----------         -------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       1,463,509          68,394          528,832
                                                          ----------         -------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,275,560          79,216          544,270
                                                          ----------         -------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $1,502,530         $77,477         $540,561
                                                          ==========         =======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          EQ/CAPITAL          EQ/COMMON       EQ/CORE
                                                      GUARDIAN RESEARCH*    STOCK INDEX*    BOND INDEX*
                                                     -------------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    674,063      $  19,998,148    $1,306,980
 Expenses:
  Less: Asset-based charges.........................          426,404          7,302,763       175,549
                                                         ------------      -------------    ----------
Net Investment Income (Loss)........................          247,659         12,695,385     1,131,431
                                                         ------------      -------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (2,792,609)       (50,755,384)     (402,507)
  Realized gain distribution from The Trusts........               --                 --            --
                                                         ------------      -------------    ----------
 Net realized gain (loss)...........................       (2,792,609)       (50,755,384)     (402,507)
                                                         ------------      -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       15,204,011        232,364,042     2,150,177
                                                         ------------      -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       12,411,402        181,608,658     1,747,670
                                                         ------------      -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 12,659,061      $ 194,304,043    $2,879,101
                                                         ============      =============    ==========



                                                        EQ/EQUITY       EQ/EQUITY    EQ/GAMCO MERGERS &
                                                        500 INDEX*    GROWTH PLUS*      ACQUISITIONS*
                                                     --------------- -------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 8,590,471     $   428,161        $     --
 Expenses:
  Less: Asset-based charges.........................     2,249,307         431,713          33,949
                                                       -----------     -----------        --------
Net Investment Income (Loss)........................     6,341,164          (3,552)        (33,949)
                                                       -----------     -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,047,436)     (4,404,735)        225,351
  Realized gain distribution from The Trusts........            --              --         241,082
                                                       -----------     -----------        --------
 Net realized gain (loss)...........................    (5,047,436)     (4,404,735)        466,433
                                                       -----------     -----------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................    69,628,822      20,982,358         300,601
                                                       -----------     -----------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    64,581,386      16,577,623         767,034
                                                       -----------     -----------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $70,922,550     $16,574,071        $733,085
                                                       ===========     ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         EQ/GAMCO
                                                      SMALL COMPANY     EQ/GLOBAL          EQ/GLOBAL
                                                          VALUE*       BOND PLUS*    MULTI-SECTOR EQUITY*
                                                     --------------- -------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   282,122     $  978,847       $  2,480,995
 Expenses:
  Less: Asset-based charges.........................       233,183         94,339            885,187
                                                       -----------     ----------       ------------
Net Investment Income (Loss)........................        48,939        884,508          1,595,808
                                                       -----------     ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     1,380,135       (381,781)       (24,503,958)
  Realized gain distribution from The Trusts........            --             --                 --
                                                       -----------     ----------       ------------
 Net realized gain (loss)...........................     1,380,135       (381,781)       (24,503,958)
                                                       -----------     ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    18,093,960      1,697,159         46,739,859
                                                       -----------     ----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    19,474,095      1,315,378         22,235,901
                                                       -----------     ----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $19,523,034     $2,199,886       $ 23,831,709
                                                       ===========     ==========       ============



                                                      EQ/INTERMEDIATE
                                                         GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                        BOND INDEX*        CORE PLUS*          GROWTH*
                                                     ----------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $1,450,604      $   566,538          $  234,135
 Expenses:
  Less: Asset-based charges.........................        453,671          115,832             103,654
                                                         ----------      -----------          ----------
Net Investment Income (Loss)........................        996,933          450,706             130,481
                                                         ----------      -----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        298,989       (2,303,948)            131,621
  Realized gain distribution from The Trusts........             --               --                  --
                                                         ----------      -----------          ----------
 Net realized gain (loss)...........................        298,989       (2,303,948)            131,621
                                                         ----------      -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,429,412        4,731,667           3,444,141
                                                         ----------      -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      3,728,401        2,427,719           3,575,762
                                                         ----------      -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $4,725,334      $ 2,878,425          $3,706,243
                                                         ==========      ===========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           EQ/JPMORGAN       EQ/LARGE CAP    EQ/LARGE CAP
                                                      VALUE OPPORTUNITIES*    CORE PLUS*    GROWTH INDEX*
                                                     ---------------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $     354,183       $    75,941     $   974,644
 Expenses:
  Less: Asset-based charges.........................           120,584            40,029         466,404
                                                         -------------       -----------     -----------
Net Investment Income (Loss)........................           233,599            35,912         508,240
                                                         -------------       -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (2,552,989)         (954,941)        704,947
  Realized gain distribution from The Trusts........                --           563,136              --
                                                         -------------       -----------     -----------
 Net realized gain (loss)...........................        (2,552,989)         (391,805)        704,947
                                                         -------------       -----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         5,371,707         1,235,127      12,995,069
                                                         -------------       -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         2,818,718           843,322      13,700,016
                                                         -------------       -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $   3,052,317       $   879,234     $14,208,256
                                                         =============       ===========     ===========



                                                      EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH PLUS*   VALUE INDEX*     VALUE PLUS*
                                                     -------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   483,469    $  72,721      $  4,956,418
 Expenses:
  Less: Asset-based charges.........................      636,164       13,920         1,831,095
                                                      -----------    ---------      ------------
Net Investment Income (Loss)........................     (152,695)      58,801         3,125,323
                                                      -----------    ---------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    2,145,168     (148,155)      (37,791,000)
  Realized gain distribution from The Trusts........           --           --                --
                                                      -----------    ---------      ------------
 Net realized gain (loss)...........................    2,145,168     (148,155)      (37,791,000)
                                                      -----------    ---------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   14,388,588      658,775        78,859,523
                                                      -----------    ---------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   16,533,756      510,620        41,068,523
                                                      -----------    ---------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $16,381,061    $ 569,421      $ 44,193,846
                                                      ===========    =========      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/LORD ABBETT      EQ/LORD ABBETT     EQ/MID CAP
                                                      GROWTH AND INCOME*   LARGE CAP CORE*       INDEX*
                                                     -------------------- ----------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 18,581           $   95,281     $    729,461
 Expenses:
  Less: Asset-based charges.........................          9,368               40,900          335,120
                                                           --------           ----------     ------------
Net Investment Income (Loss)........................          9,213               54,381          394,341
                                                           --------           ----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         34,095              284,137       (7,505,044)
  Realized gain distribution from The Trusts........             --                   --               --
                                                           --------           ----------     ------------
 Net realized gain (loss)...........................         34,095              284,137       (7,505,044)
                                                           --------           ----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        379,471            1,423,291       27,596,922
                                                           --------           ----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        413,566            1,707,428       20,091,878
                                                           --------           ----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $422,779           $1,761,809     $ 20,486,219
                                                           ========           ==========     ============



                                                       EQ/MID CAP     EQ/MONEY       EQ/MONTAG &
                                                      VALUE PLUS*      MARKET*     CALDWELL GROWTH*
                                                     ------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $ 2,723,278    $  222,559      $  189,764
 Expenses:
  Less: Asset-based charges.........................      934,008     1,083,306          84,318
                                                      -----------    ----------      ----------
Net Investment Income (Loss)........................    1,789,270      (860,747)        105,446
                                                      -----------    ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    1,142,187        77,653         (10,332)
  Realized gain distribution from The Trusts........           --            --              --
                                                      -----------    ----------      ----------
 Net realized gain (loss)...........................    1,142,187        77,653         (10,332)
                                                      -----------    ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   41,689,274       (48,563)      2,146,694
                                                      -----------    ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   42,831,461        29,090       2,136,362
                                                      -----------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $44,620,731    $ (831,657)     $2,241,808
                                                       ===========    ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/MORGAN STANLEY  EQ/PIMCO ULTRA    EQ/QUALITY
                                                       MID CAP GROWTH*     SHORT BOND*     BOND PLUS*
                                                     ------------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   138,426         $ 256,021      $10,178,448
 Expenses:
  Less: Asset-based charges.........................        173,145           265,381          475,153
                                                        -----------         ---------      -----------
Net Investment Income (Loss)........................        (34,719)           (9,360)       9,703,295
                                                        -----------         ---------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        549,201          (411,613)        (523,189)
  Realized gain distribution from The Trusts........         37,527                --               --
                                                        -----------         ---------      -----------
 Net realized gain (loss)...........................        586,728          (411,613)        (523,189)
                                                        -----------         ---------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     11,175,580           786,732       (2,446,430)
                                                        -----------         ---------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     11,762,308           375,119       (2,969,619)
                                                        -----------         ---------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $11,727,589         $ 365,759      $ 6,733,676
                                                        ===========         =========      ===========



                                                         EQ/SMALL      EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                                      COMPANY INDEX*     GROWTH STOCK*        INCOME*
                                                     ---------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   599,397       $      395         $ 37,079
 Expenses:
  Less: Asset-based charges.........................        167,935          143,222           17,815
                                                        -----------       ----------         --------
Net Investment Income (Loss)........................        431,462         (142,827)          19,264
                                                        -----------       ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (3,570,215)         125,152          (98,512)
  Realized gain distribution from The Trusts........             --               --               --
                                                        -----------       ----------         --------
 Net realized gain (loss)...........................     (3,570,215)         125,152          (98,512)
                                                        -----------       ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     14,749,232        5,107,375          667,241
                                                        -----------       ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     11,179,017        5,232,527          568,729
                                                        -----------       ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $11,610,479       $5,089,700         $587,993
                                                        ===========       ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                      EQ/WELLS FARGO   FIDELITY(R) VIP
                                                      EQ/VAN KAMPEN     ADVANTAGE      ASSET MANAGER:
                                                        COMSTOCK*     OMEGA GROWTH*   GROWTH PORTFOLIO
                                                     --------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 52,018      $    4,444         $ 27,498
 Expenses:
  Less: Asset-based charges.........................        7,135         121,193               --
                                                         --------      ----------         --------
Net Investment Income (Loss)........................       44,883        (116,749)          27,498
                                                         --------      ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (57,109)      1,811,875          242,928
  Realized gain distribution from The Trusts........           --       1,397,722           11,457
                                                         --------      ----------         --------
 Net realized gain (loss)...........................      (57,109)      3,209,597          254,385
                                                         --------      ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      528,372       3,770,076          435,109
                                                         --------      ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      471,263       6,979,673          689,494
                                                         --------      ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $516,146      $6,862,924         $716,992
                                                         ========      ==========         ========



                                                      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       CONTRAFUND(R)     EQUITY-INCOME    GROWTH & INCOME
                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ----------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   381,784       $   72,693         $ 19,582
 Expenses:
  Less: Asset-based charges.........................          6,105               --              285
                                                        -----------       ----------         --------
Net Investment Income (Loss)........................        375,679           72,693           19,297
                                                        -----------       ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,814,199)        (893,320)         200,758
  Realized gain distribution from The Trusts........         69,104               --               --
                                                        -----------       ----------         --------
 Net realized gain (loss)...........................     (2,745,095)        (893,320)         200,758
                                                        -----------       ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      9,096,325        1,541,601          326,909
                                                        -----------       ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      6,351,230          648,281          527,667
                                                        -----------       ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 6,726,909       $  720,974         $546,964
                                                        ===========       ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                        FIDELITY(R) VIP
                                                      FIDELITY(R) VIP     INVESTMENT     FIDELITY(R) VIP
                                                        HIGH INCOME       GRADE BOND         MID CAP
                                                         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                     ----------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 1,512,167      $  777,657        $    57,452
 Expenses:
  Less: Asset-based charges.........................              --              --              6,010
                                                         -----------      ----------        -----------
Net Investment Income (Loss)........................       1,512,167         777,657             51,442
                                                         -----------      ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       2,251,302       1,407,018         (2,124,480)
  Realized gain distribution from The Trusts........              --         258,253            129,286
                                                         -----------      ----------        -----------
 Net realized gain (loss)...........................       2,251,302       1,665,271         (1,995,194)
                                                         -----------      ----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (1,337,014)       (859,308)        11,245,885
                                                         -----------      ----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         914,288         805,963          9,250,691
                                                         -----------      ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 2,426,455      $1,583,620        $ 9,302,133
                                                         ===========      ==========        ===========



                                                                                          FIDELITY(R) VIP
                                                      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
                                                        MONEY MARKET         VALUE           STRATEGIES
                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ----------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $1,834            $ 56,120        $   14,777
 Expenses:
  Less: Asset-based charges.........................          --                  --                --
                                                          ------            --------        ----------
Net Investment Income (Loss)........................       1,834              56,120            14,777
                                                          ------            --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          11             465,216         1,364,597
  Realized gain distribution from The Trusts........           1               3,446                --
                                                          ------            --------        ----------
 Net realized gain (loss)...........................          12             468,662         1,364,597
                                                          ------            --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         (10)            318,939           (33,975)
                                                          ------            --------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           2             787,601         1,330,622
                                                          ------            --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $1,836            $843,721        $1,345,399
                                                          ======            ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         FRANKLIN        FRANKLIN          FRANKLIN
                                                          RISING        SMALL CAP          STRATEGIC
                                                        DIVIDENDS         VALUE             INCOME
                                                      SECURITIES(1)   SECURITIES(1)   SECURITIES FUND(1)
                                                     --------------- --------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $     453        $    --           $  2,465
 Expenses:
  Less: Asset-based charges.........................       11,234            540              4,805
                                                        ---------        -------           --------
Net Investment Income (Loss)........................      (10,781)          (540)            (2,340)
                                                        ---------        -------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       58,781          4,543             12,372
  Realized gain distribution from The Trusts........           --             --                 --
                                                        ---------        -------           --------
 Net realized gain (loss)...........................       58,781          4,543             12,372
                                                        ---------        -------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      559,251         73,462             57,129
                                                        ---------        -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      618,032         78,005             69,501
                                                        ---------        -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 607,251        $77,465           $ 67,161
                                                        =========        =======           ========



                                                                          INVESCO V.I.   INVESCO V.I.
                                                      GOLDMAN SACHS VIT     FINANCIAL       GLOBAL
                                                           MID CAP          SERVICES      REAL ESTATE
                                                        VALUE FUND(1)        FUND(1)        FUND(1)
                                                     ------------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 14,221          $    --       $ 52,270
 Expenses:
  Less: Asset-based charges.........................          4,472               --          3,245
                                                           --------          -------       --------
Net Investment Income (Loss)........................          9,749               --         49,025
                                                           --------          -------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         36,319           38,964          5,020
  Realized gain distribution from The Trusts........             --               --             --
                                                           --------          -------       --------
 Net realized gain (loss)...........................         36,319           38,964          5,020
                                                           --------          -------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        334,739            2,817        123,907
                                                           --------          -------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        371,058           41,781        128,927
                                                           --------          -------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $380,807          $41,781       $177,952
                                                           ========          =======       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       INVESCO V.I.     INVESCO V.I.     INVESCO V.I.
                                                       INTERNATIONAL    MID CAP CORE       SMALL CAP
                                                      GROWTH FUND(1)   EQUITY FUND(1)   EQUITY FUND(1)
                                                     ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 18,156          $   958         $    --
 Expenses:
  Less: Asset-based charges.........................        4,807              657             249
                                                         --------          -------         -------
Net Investment Income (Loss)........................       13,349              301            (249)
                                                         --------          -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       36,782           34,990           4,889
  Realized gain distribution from The Trusts........           --               --              --
                                                         --------          -------         -------
 Net realized gain (loss)...........................       36,782           34,990           4,889
                                                         --------          -------         -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      299,868           64,251          27,142
                                                         --------          -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      336,650           99,241          32,031
                                                         --------          -------         -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $349,999          $99,542         $31,782
                                                         ========          =======         =======



                                                        IVY FUNDS VIP
                                                          DIVIDEND       IVY FUNDS VIP     IVY FUNDS VIP
                                                      OPPORTUNITIES(1)     ENERGY(1)     MID CAP GROWTH(1)
                                                     ------------------ --------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $    --         $     --          $     --
 Expenses:
  Less: Asset-based charges.........................            --              830             2,932
                                                           -------         --------          --------
Net Investment Income (Loss)........................            --             (830)           (2,932)
                                                           -------         --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           313            9,532            19,889
  Realized gain distribution from The Trusts........            --               --                --
                                                           -------         --------          --------
 Net realized gain (loss)...........................           313            9,532            19,889
                                                           -------         --------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        22,601          125,399           375,407
                                                           -------         --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        22,914          134,931           395,296
                                                           -------         --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $22,914         $134,101          $392,364
                                                           =======         ========          ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                      IVY FUNDS VIP   IVY FUNDS VIP    LAZARD RETIREMENT
                                                       SCIENCE AND      SMALL CAP       EMERGING MARKETS
                                                      TECHNOLOGY(1)     GROWTH(1)     EQUITY PORTFOLIO(1)
                                                     --------------- --------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $     --       $     --           $  240,076
 Expenses:
  Less: Asset-based charges.........................           --            552               20,792
                                                         --------       --------           ----------
Net Investment Income (Loss)........................           --           (552)             219,284
                                                         --------       --------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       61,370         37,767              217,468
  Realized gain distribution from The Trusts........           --             --                   --
                                                         --------       --------           ----------
 Net realized gain (loss)...........................       61,370         37,767              217,468
                                                         --------       --------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      236,965        135,376            1,021,925
                                                         --------       --------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      298,335        173,143            1,239,393
                                                         --------       --------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $298,335       $172,591           $1,458,677
                                                         ========       ========           ==========



                                                          MFS(R)
                                                      INTERNATIONAL        MFS(R)            MFS(R)
                                                          VALUE       INVESTORS GROWTH      INVESTORS
                                                       PORTFOLIO(1)    STOCK SERIES(1)   TRUST SERIES(1)
                                                     --------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $       --         $    --            $   --
 Expenses:
  Less: Asset-based charges.........................        8,869             350                84
                                                       ----------         -------            ------
Net Investment Income (Loss)........................       (8,869)           (350)              (84)
                                                       ----------         -------            ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      144,618           1,380             2,576
  Realized gain distribution from The Trusts........           --              --                --
                                                       ----------         -------            ------
 Net realized gain (loss)...........................      144,618           1,380             2,576
                                                       ----------         -------            ------
 Change in unrealized appreciation
  (depreciation) of investments.....................      988,961          27,523             5,805
                                                       ----------         -------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    1,133,579          28,903             8,381
                                                       ----------         -------            ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $1,124,710         $28,553            $8,297
                                                       ==========         =======            ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                             MFS(R)            MULTIMANAGER      MULTIMANAGER
                                                      UTILITIES SERIES(1)   AGGRESSIVE EQUITY*    CORE BOND*
                                                     --------------------- -------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................         $   --            $ 3,008,851        $3,169,237
 Expenses:
  Less: Asset-based charges.........................             --              1,891,057           397,799
                                                             ------            -----------        ----------
Net Investment Income (Loss)........................             --              1,117,794         2,771,438
                                                             ------            -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............             70               (593,215)        1,854,723
  Realized gain distribution from The Trusts........             --                     --         1,346,767
                                                             ------            -----------        ----------
 Net realized gain (loss)...........................             70               (593,215)        3,201,490
                                                             ------            -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................          5,869             56,399,362           657,981
                                                             ------            -----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          5,939             55,806,147         3,859,471
                                                             ------            -----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $5,939            $56,923,941        $6,630,909
                                                             ======            ===========        ==========



                                                           MULTIMANAGER            MULTIMANAGER          MULTIMANAGER
                                                      INTERNATIONAL EQUITY*   LARGE CAP CORE EQUITY*   LARGE CAP VALUE*
                                                     ----------------------- ------------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 1,513,381             $   30,925            $   309,357
 Expenses:
  Less: Asset-based charges.........................           199,906                 20,927                123,257
                                                           -----------             ----------            -----------
Net Investment Income (Loss)........................         1,313,475                  9,998                186,100
                                                           -----------             ----------            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (4,485,469)              (254,164)            (3,362,074)
  Realized gain distribution from The Trusts........                --                     --                     --
                                                           -----------             ----------            -----------
 Net realized gain (loss)...........................        (4,485,469)              (254,164)            (3,362,074)
                                                           -----------             ----------            -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         6,377,051              1,119,543              7,222,090
                                                           -----------             ----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,891,582                865,379              3,860,016
                                                           -----------             ----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $ 3,205,057             $  875,377            $ 4,046,116
                                                           ===========             ==========            ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                      MID CAP GROWTH*   MID CAP VALUE*   MULTI-SECTOR BOND*
                                                     ----------------- ---------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $       --       $    435,734       $  3,678,888
 Expenses:
  Less: Asset-based charges.........................        98,876            192,999            565,949
                                                        ----------       ------------       ------------
Net Investment Income (Loss)........................       (98,876)           242,735          3,112,939
                                                        ----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (984,723)        (1,648,251)       (12,298,521)
  Realized gain distribution from The Trusts........            --                 --                 --
                                                        ----------       ------------       ------------
 Net realized gain (loss)...........................      (984,723)        (1,648,251)       (12,298,521)
                                                        ----------       ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     7,670,774         13,552,057         17,422,320
                                                        ----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     6,686,051         11,903,806          5,123,799
                                                        ----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $6,587,175       $ 12,146,541       $  8,236,738
                                                        ==========       ============       ============



                                                         MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                      SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                     ------------------- ------------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $       --         $    75,933     $        --
 Expenses:
  Less: Asset-based charges.........................         13,532              99,272         313,583
                                                         ----------         -----------     -----------
Net Investment Income (Loss)........................        (13,532)            (23,339)       (313,583)
                                                         ----------         -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        163,806          (2,317,014)      3,968,080
  Realized gain distribution from The Trusts........             --                  --              --
                                                         ----------         -----------     -----------
 Net realized gain (loss)...........................        163,806          (2,317,014)      3,968,080
                                                         ----------         -----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,633,240           8,437,526       8,418,185
                                                         ----------         -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,797,046           6,120,512      12,386,265
                                                         ----------         -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,783,514         $ 6,097,173     $12,072,682
                                                         ==========         ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                    PIMCO VARIABLE
                                                                                                    INSURANCE TRUST
                                                         MUTUAL SHARES     NATURAL RESOURCES    COMMODITYREALRETURN(R)
                                                      SECURITIES FUND(1)       PORTFOLIO         STRATEGY PORTFOLIO(1)
                                                     -------------------- -------------------  ------------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $ 18,023            $   19,885              $ 82,460
 Expenses:
  Less: Asset-based charges.........................          2,515                    --                 1,997
                                                           --------            ----------              --------
Net Investment Income (Loss)........................         15,508                19,885                80,463
                                                           --------            ----------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         22,536             3,985,352                11,546
  Realized gain distribution from The Trusts........             --                    --                43,743
                                                           --------            ----------              --------
 Net realized gain (loss)...........................         22,536             3,985,352                55,289
                                                           --------            ----------              --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        441,622             3,435,980               153,372
                                                           --------            ----------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        464,158             7,421,332               208,661
                                                           --------            ----------              --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $479,666            $7,441,217              $289,124
                                                           ========            ==========              ========


                                                       PIMCO VARIABLE   PIMCO VARIABLE
                                                      INSURANCE TRUST   INSURANCE TRUST
                                                        REAL RETURN      TOTAL RETURN     T. ROWE PRICE
                                                        PORTFOLIO(1)     PORTFOLIO(1)    EQUITY INCOME(1)
                                                     ----------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  97,969        $ 1,040,398        $ 47,467
 Expenses:
  Less: Asset-based charges.........................         3,974             24,173           8,633
                                                         ---------        -----------        --------
Net Investment Income (Loss)........................        93,995          1,016,225          38,834
                                                         ---------        -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        10,776            (28,974)         54,820
  Realized gain distribution from The Trusts........         9,159            302,496              --
                                                         ---------        -----------        --------
 Net realized gain (loss)...........................        19,935            273,522          54,820
                                                         ---------        -----------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (224,195)        (1,520,537)        456,083
                                                         ---------        -----------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      (204,260)        (1,247,015)        510,903
                                                         ---------        -----------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $(110,265)       $  (230,790)       $549,737
                                                         =========        ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       T. ROWE PRICE
                                                      HEALTH SCIENCES   TARGET 2015   TARGET 2025
                                                        PORTFOLIO(1)    ALLOCATION*   ALLOCATION*
                                                     ----------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    --         $ 88,747     $  93,798
 Expenses:
  Less: Asset-based charges.........................           --               --            --
                                                          -------         --------     ---------
Net Investment Income (Loss)........................           --           88,747        93,798
                                                          -------         --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        1,365          266,855       329,831
  Realized gain distribution from The Trusts........           --           34,938        11,432
                                                          -------         --------     ---------
 Net realized gain (loss)...........................        1,365          301,793       341,263
                                                          -------         --------     ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       51,462          118,868       (20,922)
                                                          -------         --------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       52,827          420,661       320,341
                                                          -------         --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $52,827         $509,408     $ 414,139
                                                          =======         ========     =========



                                                                                      TEMPLETON
                                                      TARGET 2035   TARGET 2045   DEVELOPING MARKETS
                                                      ALLOCATION*   ALLOCATION*   SECURITIES FUND(1)
                                                     ------------- ------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 75,516      $ 13,321        $  1,535
 Expenses:
  Less: Asset-based charges.........................          --            --           4,311
                                                        --------      --------        --------
Net Investment Income (Loss)........................      75,516        13,321          (2,776)
                                                        --------      --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     184,517       (13,251)         27,965
  Realized gain distribution from The Trusts........      15,693         4,565              --
                                                        --------      --------        --------
 Net realized gain (loss)...........................     200,210        (8,686)         27,965
                                                        --------      --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      84,191        47,889         297,560
                                                        --------      --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     284,401        39,203         325,525
                                                        --------      --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $359,917      $ 52,524        $322,749
                                                        ========      ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                       TEMPLETON             TEMPLETON         VAN ECK VIP      VANGUARD VARIABLE
                                                      GLOBAL BOND             GROWTH           GLOBAL HARD       INSURANCE FUND -
                                                  SECURITIES FUND(1)    SECURITIES FUND(1)   ASSETS FUND(1)   EQUITY INDEX PORTFOLIO
                                                 --------------------  -------------------- ---------------- -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts......................     $   3,853              $    --            $     --           $   108,238
 Expenses:
  Less: Asset-based charges......................        20,559                  430               2,249                32,946
                                                      ---------              -------            --------           -----------
Net Investment Income (Loss).....................       (16,706)                (430)             (2,249)               75,292
                                                      ---------              -------            --------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments............       178,867               14,110              15,138              (366,836)
  Realized gain distribution from The Trusts.....           697                   --                  --                60,241
                                                      ---------              -------            --------           -----------
 Net realized gain (loss)........................       179,564               14,110              15,138              (306,595)
                                                      ---------              -------            --------           -----------
 Change in unrealized appreciation
  (depreciation) of investments..................       351,880               36,015             419,035             1,028,835
                                                      ---------              -------            --------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.....................................       531,444               50,125             434,173               722,240
                                                      ---------              -------            --------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.......................     $ 514,738              $49,695            $431,924           $   797,532
                                                      =========              =======            ========           ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                     ALL ASSET      AMERICAN CENTURY VP
                                                  ALLOCATION* (l)    MID CAP VALUE (l)
                                                 ----------------- ---------------------
                                                        2010                2010
                                                 ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   19,243          $    68,760
 Net realized gain (loss) on investments........        47,668              152,710
 Change in unrealized appreciation
  (depreciation) of investments.................        30,071              691,623
                                                    ----------          -----------
 Net Increase (decrease) in net assets from
  operations....................................        96,982              913,093
                                                    ----------          -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       175,375              115,500
  Transfers between funds including
   guaranteed interest account, net.............     1,402,519           10,252,420
  Transfers for contract benefits and
   terminations.................................          (320)             (56,869)
  Contract maintenance charges..................       (14,745)             (28,721)
                                                    ----------          -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,562,829           10,282,330
                                                    ----------          -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            11                   27
                                                    ----------          -----------
INCREASE (DECREASE) IN NET ASSETS...............     1,659,822           11,195,450
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                    ----------          -----------
NET ASSETS -- END OF PERIOD.....................    $1,659,822          $11,195,450
                                                    ==========          ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                    ----------          -----------
 Net Increase (Decrease)........................            --                   --
                                                    ----------          -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            17                   --
 Redeemed.......................................            (2)                  --
                                                    ----------          -----------
 Net Increase (Decrease)........................            15                   --
                                                    ----------          -----------
UNIT ACTIVITY CLASS II
 Issued.........................................            --                  130
 Redeemed.......................................            --                  (23)
                                                    ----------          -----------
 Net Increase (Decrease)........................            --                  107
                                                    ----------          -----------



                                                          AXA AGGRESSIVE                  AXA BALANCED
                                                            ALLOCATION*                   STRATEGY* (j)
                                                 --------------------------------- ---------------------------
                                                       2010             2009             2010          2009
                                                 ---------------- ---------------- ---------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   1,741,719     $    852,338      $   20,601      $   65
 Net realized gain (loss) on investments........    (10,195,862)      (4,455,870)         22,117          29
 Change in unrealized appreciation
  (depreciation) of investments.................     23,087,126       27,067,008          36,451         (85)
                                                  -------------     ------------      ----------      ------
 Net Increase (decrease) in net assets from
  operations....................................     14,632,983       23,463,476          79,169           9
                                                  -------------     ------------      ----------      ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     21,372,344       21,042,965         715,397       2,356
  Transfers between funds including
   guaranteed interest account, net.............     (5,822,090)       2,696,711         932,167       5,753
  Transfers for contract benefits and
   terminations.................................     (4,654,591)      (6,030,914)           (302)         --
  Contract maintenance charges..................     (8,547,175)      (8,615,685)        (76,679)       (524)
                                                  -------------     ------------      ----------      ------
Net increase (decrease) in net assets from
 contractowner transactions.....................      2,348,488        9,093,077       1,570,583       7,585
                                                  -------------     ------------      ----------      ------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --            1,086              --          --
                                                  -------------     ------------      ----------      ------
INCREASE (DECREASE) IN NET ASSETS...............     16,981,471       32,557,639       1,649,752       7,594
NET ASSETS -- BEGINNING OF PERIOD...............    111,748,199       79,190,560           7,594          --
                                                  -------------     ------------      ----------      ------
NET ASSETS -- END OF PERIOD.....................  $ 128,729,670     $111,748,199      $1,657,346      $7,594
                                                  =============     ============      ==========      ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             99              168              --          --
 Redeemed.......................................           (123)            (184)             --          --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................            (24)             (16)             --          --
                                                  -------------     ------------      ----------      ------
UNIT ACTIVITY CLASS B
 Issued.........................................             94              148              18          --
 Redeemed.......................................            (53)             (48)             (3)         --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................             41              100              15          --
                                                  -------------     ------------      ----------      ------
UNIT ACTIVITY CLASS II
 Issued.........................................             --               --              --          --
 Redeemed.......................................             --               --              --          --
                                                  -------------     ------------      ----------      ------
 Net Increase (Decrease)........................             --               --              --          --
                                                  -------------     ------------      ----------      ------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA CONSERVATIVE
                                                           ALLOCATION*
                                                 -------------------------------
                                                       2010            2009
                                                 --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    563,552    $    705,807
 Net realized gain (loss) on investments........     1,226,554         (18,469)
 Change in unrealized appreciation
  (depreciation) of investments.................       152,914       1,496,595
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,943,020       2,183,933
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     3,005,338       2,720,473
  Transfers between funds including
   guaranteed interest account, net.............    (6,413,389)     16,270,727
  Transfers for contract benefits and
   terminations.................................    (2,410,795)     (1,225,793)
  Contract maintenance charges..................    (2,066,043)     (1,833,636)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (7,884,889)     15,931,771
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    (5,941,869)     18,115,704
NET ASSETS -- BEGINNING OF PERIOD...............    35,166,483      17,050,779
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 29,224,614    $ 35,166,483
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           115             202
 Redeemed.......................................          (185)            (89)
                                                  ------------    ------------
 Net Increase (Decrease)........................           (70)            113
                                                  ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            45              80
 Redeemed.......................................           (34)            (56)
                                                  ------------    ------------
 Net Increase (Decrease)........................            11              24
                                                  ------------    ------------



                                                    AXA CONSERVATIVE         AXA CONSERVATIVE
                                                    GROWTH STRATEGY*          STRATEGY* (j)
                                                 ---------------------- --------------------------
                                                     2010        2009        2010          2009
                                                 ------------ --------- -------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   4,994    $   19     $  3,781        $  15
 Net realized gain (loss) on investments........      2,837         5        2,795            4
 Change in unrealized appreciation
  (depreciation) of investments.................      6,871       (24)      (3,162)         (23)
                                                  ---------    ------     --------       ------
 Net Increase (decrease) in net assets from
  operations....................................     14,702        --        3,414           (4)
                                                  ---------    ------     --------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    205,525       648      438,581        1,394
  Transfers between funds including
   guaranteed interest account, net.............    304,103     7,096      271,242          235
  Transfers for contract benefits and
   terminations.................................         --        --           --          --
  Contract maintenance charges..................    (26,348)     (104)     (18,594)        (490)
                                                  ---------    ------     --------       ------
Net increase (decrease) in net assets from
 contractowner transactions.....................    483,280     7,640      691,229        1,139
                                                  ---------    ------     --------       ------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................         --        --           --          --
                                                  ---------    ------     --------       ------
INCREASE (DECREASE) IN NET ASSETS...............    497,982     7,640      694,643        1,135
NET ASSETS -- BEGINNING OF PERIOD...............      7,640        --        1,135           --
                                                  ---------    ------     --------       ------
NET ASSETS -- END OF PERIOD.....................  $ 505,622    $7,640     $695,778       $1,135
                                                  =========    ======     ========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................         --        --           --           --
 Redeemed.......................................         --        --           --           --
                                                  ---------    ------     --------       ------
 Net Increase (Decrease)........................         --        --           --           --
                                                  ---------    ------     --------       ------
UNIT ACTIVITY CLASS B
 Issued.........................................          5        --            9           --
 Redeemed.......................................         --        --           (3)          --
                                                  ---------    ------     --------       ------
 Net Increase (Decrease)........................          5        --            6           --
                                                  ---------    ------     --------       ------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA CONSERVATIVE-PLUS               AXA GROWTH
                                                           ALLOCATION*                  STRATEGY* (j)
                                                 ------------------------------- ----------------------------
                                                       2010            2009            2010           2009
                                                 --------------- --------------- ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    644,767    $    762,210     $   22,832      $  1,133
 Net realized gain (loss) on investments........       318,981         738,234         32,027           708
 Change in unrealized appreciation
  (depreciation) of investments.................     2,644,433       1,959,375         86,172          (500)
                                                  ------------    ------------     ----------      --------
 Net Increase (decrease) in net assets from
  operations....................................     3,608,181       3,459,819        141,031         1,341
                                                  ------------    ------------     ----------      --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,355,375       3,766,111      1,044,655        75,938
  Transfers between funds including
   guaranteed interest account, net.............    (9,755,944)     20,952,773        969,299        83,895
  Transfers for contract benefits and
   terminations.................................    (2,055,975)     (1,207,671)        (2,089)           --
  Contract maintenance charges..................    (2,466,960)     (1,826,829)      (139,851)       (2,306)
                                                  ------------    ------------     ----------      --------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (9,923,504)     21,684,384      1,872,014       157,527
                                                  ------------    ------------     ----------      --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --             --            --
                                                  ------------    ------------     ----------      --------
INCREASE (DECREASE) IN NET ASSETS...............    (6,315,323)     25,144,203      2,013,045       158,868
NET ASSETS -- BEGINNING OF PERIOD...............    44,284,769      19,140,566        158,868            --
                                                  ------------    ------------     ----------      --------
NET ASSETS -- END OF PERIOD.....................  $ 37,969,446    $ 44,284,769     $2,171,913      $158,868
                                                  ============    ============     ==========      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           113             195             --            --
 Redeemed.......................................          (190)            (38)            --            --
                                                  ------------    ------------     ----------      --------
 Net Increase (Decrease)........................           (77)            157             --            --
                                                  ------------    ------------     ----------      --------
UNIT ACTIVITY CLASS B
 Issued.........................................            49              60             20             2
 Redeemed.......................................           (42)            (23)            (3)           --
                                                  ------------    ------------     ----------      --------
 Net Increase (Decrease)........................             7              37             17             2
                                                  ------------    ------------     ----------      --------



                                                             AXA MODERATE
                                                              ALLOCATION*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   20,362,895     $   11,204,506
 Net realized gain (loss) on investments........       19,116,524         54,320,287
 Change in unrealized appreciation
  (depreciation) of investments.................       65,996,783         99,520,054
                                                   --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      105,476,202        165,044,847
                                                   --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       95,847,957         93,929,124
  Transfers between funds including
   guaranteed interest account, net.............      (23,260,880)        (7,156,655)
  Transfers for contract benefits and
   terminations.................................      (66,758,989)       (63,212,064)
  Contract maintenance charges..................      (84,622,154)       (86,864,167)
                                                   --------------     --------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (78,794,066)       (63,303,762)
                                                   --------------     --------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................               --             60,000
                                                   --------------     --------------
INCREASE (DECREASE) IN NET ASSETS...............       26,682,136        101,801,085
NET ASSETS -- BEGINNING OF PERIOD...............    1,149,692,846      1,047,891,761
                                                   --------------     --------------
NET ASSETS -- END OF PERIOD.....................   $1,176,374,982     $1,149,692,846
                                                   ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               99                107
 Redeemed.......................................             (266)              (267)
                                                   --------------     --------------
 Net Increase (Decrease)........................             (167)              (160)
                                                   --------------     --------------
UNIT ACTIVITY CLASS B
 Issued.........................................              212                242
 Redeemed.......................................             (107)               (88)
                                                   --------------     --------------
 Net Increase (Decrease)........................              105                154
                                                   --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA MODERATE                   AXA MODERATE-PLUS
                                                       GROWTH STRATEGY* (j)                  ALLOCATION*
                                                 -------------------------------- ---------------------------------
                                                        2010            2009            2010             2009
                                                 ----------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   103,872       $   34,939    $   5,901,985    $   3,625,598
 Net realized gain (loss) on investments........         75,551           21,326       (3,453,681)       8,372,143
 Change in unrealized appreciation
  (depreciation) of investments.................        558,808           71,771       37,688,259       44,690,631
                                                    -----------       ----------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................        738,231          128,036       40,136,563       56,688,372
                                                    -----------       ----------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,025,047           25,858       68,033,655       56,546,567
  Transfers between funds including
   guaranteed interest account, net.............      3,037,333        3,686,210       (8,907,862)      15,143,270
  Transfers for contract benefits and
   terminations.................................         (9,709)              --      (14,360,487)      (8,142,603)
  Contract maintenance charges..................       (508,805)         (24,024)     (26,840,535)     (23,805,859)
                                                    -----------       ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      5,543,866        3,688,044       17,924,771       39,741,375
                                                    -----------       ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --           13,498               --
                                                    -----------       ----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............      6,282,097        3,816,080       58,074,832       96,429,747
NET ASSETS -- BEGINNING OF PERIOD...............      3,816,080               --      337,599,828      241,170,081
                                                    -----------       ----------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................    $10,098,177       $3,816,080    $ 395,674,660    $ 337,599,828
                                                    ===========       ==========    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --              191              337
 Redeemed.......................................             --               --             (211)            (266)
                                                    -----------       ----------    -------------    -------------
 Net Increase (Decrease)........................             --               --              (20)              71
                                                    -----------       ----------    -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             61               37              268              353
 Redeemed.......................................             (9)              --              (97)             (80)
                                                    -----------       ----------    -------------    -------------
 Net Increase (Decrease)........................             52               37              171              273
                                                    -----------       ----------    -------------    -------------



                                                     AXA TACTICAL       AXA TACTICAL
                                                  MANAGER 2000* (l)   MANAGER 400* (l)
                                                 ------------------- -----------------
                                                         2010               2010
                                                 ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $    (311)          $ (1,104)
 Net realized gain (loss) on investments........         23,491              17,897
 Change in unrealized appreciation
  (depreciation) of investments.................         35,013              82,315
                                                       --------            --------
 Net Increase (decrease) in net assets from
  operations....................................         58,193              99,108
                                                       --------            --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         53,671              56,088
  Transfers between funds including
   guaranteed interest account, net.............        488,641             654,825
  Transfers for contract benefits and
   terminations.................................           (357)               (368)
  Contract maintenance charges..................         (6,018)             (5,313)
                                                       --------            --------
Net increase (decrease) in net assets from
 contractowner transactions.....................        535,937             705,232
                                                       --------            --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              8                  11
                                                       --------            --------
INCREASE (DECREASE) IN NET ASSETS...............        594,138             804,351
NET ASSETS -- BEGINNING OF PERIOD...............             --                  --
                                                       --------            --------
NET ASSETS -- END OF PERIOD.....................       $594,138            $804,351
                                                       ========            ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           --                    --
 Redeemed.......................................           --                    --
                                                      --------             --------
 Net Increase (Decrease)........................           --                    --
                                                      --------             --------
UNIT ACTIVITY CLASS B
 Issued.........................................              7                   8
 Redeemed.......................................             (1)                 --
                                                      ---------            --------
 Net Increase (Decrease)........................              6                   8
                                                      ---------            --------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA TACTICAL     AXA TACTICAL MANAGER
                                                  MANAGER 500* (l)    INTERNATIONAL* (l)
                                                 ------------------ ----------------------
                                                        2010                 2010
                                                 ------------------ ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $     924              $ 2,117
 Net realized gain (loss) on investments........        11,886                3,681
 Change in unrealized appreciation
  (depreciation) of investments.................        53,698               18,350
                                                     ---------             --------
 Net Increase (decrease) in net assets from
  operations....................................        66,508               24,148
                                                     ---------             --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        71,908               47,330
  Transfers between funds including
   guaranteed interest account, net.............       494,624              459,917
  Transfers for contract benefits and
   terminations.................................        (2,696)                (443)
  Contract maintenance charges..................       (12,632)              (6,822)
                                                     ---------              --------
Net increase (decrease) in net assets from
 contractowner transactions.....................       551,204              499,982
                                                     ---------              --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             6                    7
                                                     ---------              -------
INCREASE (DECREASE) IN NET ASSETS...............       617,718              524,137
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                     ---------             --------
NET ASSETS -- END OF PERIOD.....................     $ 617,718             $524,137
                                                     =========             ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                     ---------             --------
 Net Increase (Decrease)........................            --                   --
                                                     ---------             --------
UNIT ACTIVITY CLASS B
 Issued.........................................             6                    6
 Redeemed.......................................            --                   (1)
                                                     ---------             --------
 Net Increase (Decrease)........................             6                    5
                                                     ---------             --------
UNIT ACTIVITY CLASS III
 Issued.........................................            --                   --
 Redeemed.......................................            --                   --
                                                     ---------             --------
 Net Increase (Decrease)........................            --                   --
                                                     ---------             --------



                                                      BLACKROCK GLOBAL            EQ/ALLIANCEBERNSTEIN
                                                  ALLOCATION V.I. FUND (l)           INTERNATIONAL*
                                                 -------------------------- ---------------------------------
                                                            2010                  2010             2009
                                                 -------------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   15,477           $   7,839,042    $   8,347,576
 Net realized gain (loss) on investments........             11,248              (8,594,774)     (20,226,963)
 Change in unrealized appreciation
  (depreciation) of investments.................             24,490              18,679,628      107,545,847
                                                         ----------           -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................             51,215              17,923,896       95,666,460
                                                         ----------           -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........              5,471              34,315,344       33,637,358
  Transfers between funds including
   guaranteed interest account, net.............          1,337,449             (27,915,125)     (25,593,295)
  Transfers for contract benefits and
   terminations.................................                 --             (28,302,121)     (21,474,263)
  Contract maintenance charges..................             (2,191)            (26,444,290)     (28,563,416)
                                                         ----------           -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................          1,340,729             (48,346,192)     (41,993,616)
                                                         ----------           -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                 --                      --           61,590
                                                         ----------           -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............          1,391,944             (30,422,296)      53,734,434
NET ASSETS -- BEGINNING OF PERIOD...............                 --             442,467,097      388,732,663
                                                         ----------           -------------    -------------
NET ASSETS -- END OF PERIOD.....................         $1,391,944           $ 412,044,801    $ 442,467,097
                                                         ==========           =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................                 --                      95              123
 Redeemed.......................................                 --                    (407)            (436)
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 --                    (312)            (313)
                                                         ----------           -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................                 --                      29               41
 Redeemed.......................................                 --                     (71)             (86)
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 --                     (42)             (45)
                                                         ----------           -------------    -------------
UNIT ACTIVITY CLASS III
 Issued.........................................                 21                      --               --
 Redeemed.......................................                 (4)                     --               --
                                                         ----------           -------------    -------------
 Net Increase (Decrease)........................                 17                      --               --
                                                         ----------           -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN                  EQ/BLACKROCK
                                                         SMALL CAP GROWTH*                BASIC VALUE EQUITY*
                                                 --------------------------------- ---------------------------------
                                                       2010             2009             2010             2009
                                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (731,327)   $    (476,501)   $   1,621,421     $  3,079,513
 Net realized gain (loss) on investments........       (919,771)      (7,177,869)      (4,408,364)      (7,740,575)
 Change in unrealized appreciation
  (depreciation) of investments.................     52,128,365       51,245,160       22,410,257       40,808,969
                                                  -------------    -------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     50,477,267       43,590,790       19,623,314       36,147,907
                                                  -------------    -------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     14,468,282       12,808,843       16,901,902       13,164,939
  Transfers between funds including
   guaranteed interest account, net.............     (2,572,058)      (8,309,207)      11,004,170        4,712,537
  Transfers for contract benefits and
   terminations.................................    (12,929,624)      (6,874,529)     (11,300,152)      (6,610,557)
  Contract maintenance charges..................     (8,877,846)      (9,154,536)      (9,273,492)      (9,015,043)
                                                  -------------    -------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (9,911,246)     (11,529,429)       7,332,428        2,251,876
                                                  -------------    -------------    -------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --               --               --
                                                  -------------    -------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     40,566,021       32,061,361       26,955,742       38,399,783
NET ASSETS -- BEGINNING OF PERIOD...............    161,731,714      129,670,353      162,274,515      123,874,732
                                                  -------------    -------------    -------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 202,297,735    $ 161,731,714    $ 189,230,257     $162,274,515
                                                  =============    =============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             74               49               80               34
 Redeemed.......................................           (108)            (104)             (23)             (15)
                                                  -------------    -------------    -------------     ------------
 Net Increase (Decrease)........................            (34)             (55)              57               19
                                                  -------------    -------------    -------------     ------------
UNIT ACTIVITY CLASS B
 Issued.........................................             18               18              127               88
 Redeemed.......................................            (38)             (50)            (110)             (98)
                                                  -------------    -------------    -------------     ------------
 Net Increase (Decrease)........................            (20)             (32)              17              (10)
                                                  -------------    -------------    -------------     ------------



                                                            EQ/BLACKROCK
                                                        INTERNATIONAL VALUE*
                                                 ----------------------------------
                                                        2010              2009
                                                 ------------------ ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    508,424      $  2,045,429
 Net realized gain (loss) on investments........     (5,190,116)       (8,937,060)
 Change in unrealized appreciation
  (depreciation) of investments.................     11,318,334        37,918,280
                                                   ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,636,642        31,026,649
                                                   ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     15,064,908        10,832,871
  Transfers between funds including
   guaranteed interest account, net.............    (11,543,238)       (1,630,547)
  Transfers for contract benefits and
   terminations.................................    (11,543,261)       (5,751,885)
  Contract maintenance charges..................     (6,801,700)       (7,143,052)
                                                   ------------      ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (14,823,291)       (3,692,613)
                                                   ------------      ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                --
                                                   ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     (8,186,649)       27,334,036
NET ASSETS -- BEGINNING OF PERIOD...............    137,016,161       109,682,125
                                                   ------------      ------------
NET ASSETS -- END OF PERIOD.....................   $128,829,512      $137,016,161
                                                   ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             16                19
 Redeemed.......................................            (17)              (19)
                                                   ------------      ------------
 Net Increase (Decrease)........................             (1)               --
                                                   ------------      ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            115               130
 Redeemed.......................................           (214)             (165)
                                                   ------------      ------------
 Net Increase (Decrease)........................            (99)              (35)
                                                   ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/BOSTON ADVISORS
                                                          EQUITY INCOME*
                                                 ---------------------------------
                                                        2010             2009
                                                 ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $  226,970      $   213,807
 Net realized gain (loss) on investments........      (187,949)      (1,581,854)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,463,509        2,745,736
                                                    ----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................     1,502,530        1,377,689
                                                    ----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,291,359       1,507,132
  Transfers between funds including
   guaranteed interest account, net.............       (321,168)        106,684
  Transfers for contract benefits and
   terminations.................................       (452,936)       (371,332)
  Contract maintenance charges..................       (667,181)       (677,260)
                                                    -----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       (149,926)        565,224
                                                    -----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --             200
                                                    -----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............      1,352,604       1,943,113
NET ASSETS -- BEGINNING OF PERIOD...............     10,048,212       8,105,099
                                                    -----------      ----------
NET ASSETS -- END OF PERIOD.....................    $11,400,816     $10,048,212
                                                    ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             11              30
 Redeemed.......................................            (16)            (21)
                                                    -----------     -----------
 Net Increase (Decrease)........................             (5)              9
                                                    -----------     -----------
UNIT ACTIVITY CLASS B
 Issued.........................................             13              30
 Redeemed.......................................            (11)            (27)
                                                    -----------     -----------
 Net Increase (Decrease)........................              2               3
                                                    -----------     -----------



                                                          EQ/CALVERT                      EQ/CAPITAL
                                                     SOCIALLY RESPONSIBLE*             GUARDIAN GROWTH*
                                                 ----------------------------- ---------------------------------
                                                      2010           2009            2010             2009
                                                 -------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,739)      $   (377)       $   (3,709)       $  (5,804)
 Net realized gain (loss) on investments........     10,822        (92,536)           15,438         (856,815)
 Change in unrealized appreciation
  (depreciation) of investments.................     68,394        233,681           528,832        2,162,326
                                                   --------       --------        ----------        ---------
 Net Increase (decrease) in net assets from
  operations....................................     77,477        140,768           540,561        1,299,707
                                                   --------       --------        ----------        ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    103,440         92,989           511,399          505,424
  Transfers between funds including
   guaranteed interest account, net.............     16,647        (61,561)         (862,863)         387,685
  Transfers for contract benefits and
   terminations.................................    (22,623)       (15,803)         (217,146)        (255,834)
  Contract maintenance charges..................    (48,726)       (45,715)         (342,252)        (324,865)
                                                   --------       --------        ----------       ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     48,738        (30,090)         (910,862)         312,410
                                                   --------       --------        ----------       ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................         --             --                --               --
                                                   --------       --------        ----------       ----------
INCREASE (DECREASE) IN NET ASSETS...............    126,215        110,678          (370,301)       1,612,117
NET ASSETS -- BEGINNING OF PERIOD...............    600,904        490,226         5,548,395        3,936,278
                                                   --------       --------        ----------       ----------
NET ASSETS -- END OF PERIOD.....................   $727,119       $600,904        $5,178,094       $5,548,395
                                                   ========       ========        ==========       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................         --             --                 1                7
 Redeemed.......................................         --             --                (2)              (7)
                                                   --------       --------        ----------     ------------
 Net Increase (Decrease)........................         --             --                (1)              --
                                                   --------       --------        ----------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................          3              2                12               40
 Redeemed.......................................         (2)            (3)              (23)             (35)
                                                   --------       --------        ----------      -----------
 Net Increase (Decrease)........................          1             (1)              (11)               5
                                                   --------       --------        ----------      -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH*
                                                 ------------------------------------
                                                        2010               2009
                                                 ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     247,659      $   564,826
 Net realized gain (loss) on investments........      (2,792,609)      (3,881,442)
 Change in unrealized appreciation
  (depreciation) of investments.................      15,204,011       25,621,680
                                                   -------------      -----------
 Net Increase (decrease) in net assets from
  operations....................................      12,659,061       22,305,064
                                                   -------------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,501,205        7,432,801
  Transfers between funds including
   guaranteed interest account, net.............      (7,668,919)      (5,550,146)
  Transfers for contract benefits and
   terminations.................................      (5,460,999)      (5,333,145)
  Contract maintenance charges..................      (5,442,111)      (5,784,901)
                                                   -------------      -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (11,070,824)      (9,235,391)
                                                   -------------      -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               --
                                                   -------------      -----------
INCREASE (DECREASE) IN NET ASSETS...............       1,588,237       13,069,673
NET ASSETS -- BEGINNING OF PERIOD...............      91,740,323       78,670,650
                                                   -------------      -----------
NET ASSETS -- END OF PERIOD.....................   $  93,328,560      $91,740,323
                                                   =============      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              11                9
 Redeemed.......................................              (7)              (9)
                                                   -------------      -----------
 Net Increase (Decrease)........................               4               --
                                                   -------------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................              29               48
 Redeemed.......................................            (123)            (148)
                                                   -------------      -----------
 Net Increase (Decrease)........................             (94)            (100)
                                                   -------------      -----------



                                                               EQ/COMMON                           EQ/CORE
                                                             STOCK INDEX*                      BOND INDEX* (h)
                                                 ------------------------------------- -------------------------------
                                                        2010               2009              2010            2009
                                                 ------------------ ------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   12,695,385     $   17,060,150    $  1,131,431    $  1,172,316
 Net realized gain (loss) on investments........      (50,755,384)       (98,863,488)       (402,507)     (3,701,545)
 Change in unrealized appreciation
  (depreciation) of investments.................      232,364,042        384,983,906       2,150,177       3,670,597
                                                   --------------     --------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      194,304,043        303,180,568       2,879,101       1,141,368
                                                   --------------     --------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      107,138,377        112,916,334       5,203,734       5,713,891
  Transfers between funds including
   guaranteed interest account, net.............      (56,845,318)       (56,189,766)       (986,868)      2,984,423
  Transfers for contract benefits and
   terminations.................................      (79,081,415)       (70,036,921)     (2,140,202)     (3,100,308)
  Contract maintenance charges..................     (104,845,223)      (111,691,279)     (3,291,710)     (3,364,987)
                                                   --------------     --------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (133,633,579)      (125,001,632)     (1,215,046)      2,233,019
                                                   --------------     --------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................          159,996            205,511              --              --
                                                   --------------     --------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       60,830,460        178,384,447       1,664,055       3,374,387
NET ASSETS -- BEGINNING OF PERIOD...............    1,359,425,056      1,181,040,609      53,695,072      50,320,685
                                                   --------------     --------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $1,420,255,516     $1,359,425,056    $ 55,359,127    $ 53,695,072
                                                   ==============     ==============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               68                 95              68             176
 Redeemed.......................................             (283)              (346)            (64)            (76)
                                                   --------------     --------------    ------------    ------------
 Net Increase (Decrease)........................             (215)              (251)              4             100
                                                   --------------     --------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................               91                 61              28             123
 Redeemed.......................................             (148)              (172)            (42)           (206)
                                                   --------------     --------------    ------------    ------------
 Net Increase (Decrease)........................              (57)              (111)            (14)            (83)
                                                   --------------     --------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                            500 INDEX*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   6,341,164    $   7,926,726
 Net realized gain (loss) on investments........     (5,047,436)     (18,806,540)
 Change in unrealized appreciation
  (depreciation) of investments.................     69,628,822      120,927,228
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     70,922,550      110,047,414
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     51,965,754       41,359,898
  Transfers between funds including
   guaranteed interest account, net.............     (7,719,392)     (10,038,970)
  Transfers for contract benefits and
   terminations.................................    (45,059,316)     (30,052,774)
  Contract maintenance charges..................    (31,947,804)     (33,561,046)
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (32,760,758)     (32,292,892)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     38,161,792       77,754,522
NET ASSETS -- BEGINNING OF PERIOD...............    528,472,774      450,718,252
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 566,634,566    $ 528,472,774
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            134              128
 Redeemed.......................................           (239)            (274)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (105)            (146)
                                                  -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            209              263
 Redeemed.......................................           (224)            (227)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (15)              36
                                                  -------------    -------------



                                                              EQ/EQUITY                   EQ/GAMCO MERGERS &
                                                            GROWTH PLUS*                    ACQUISITIONS*
                                                 ----------------------------------- ----------------------------
                                                       2010              2009             2010           2009
                                                 ---------------- ------------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      (3,552)    $    630,534       $  (33,949)   $  (18,975)
 Net realized gain (loss) on investments........     (4,404,735)      (7,002,965)         466,433      (249,367)
 Change in unrealized appreciation
  (depreciation) of investments.................     20,982,358       35,494,908          300,601       994,574
                                                  -------------     ------------       ----------    ----------
 Net Increase (decrease) in net assets from
  operations....................................     16,574,071       29,122,477          733,085       726,232
                                                  -------------     ------------       ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     12,418,085       12,805,360          855,261       697,271
  Transfers between funds including
   guaranteed interest account, net.............    (18,502,548)     (14,441,822)       2,283,140     1,729,591
  Transfers for contract benefits and
   terminations.................................     (7,072,749)      (5,440,015)        (336,269)     (207,493)
  Contract maintenance charges..................     (6,744,738)      (7,480,507)        (337,090)     (255,366)
                                                  -------------     ------------       ----------    ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (19,901,950)     (14,556,984)       2,465,042     1,964,003
                                                  -------------     ------------       ----------    ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --               47           456
                                                  -------------     ------------       ----------    ----------
INCREASE (DECREASE) IN NET ASSETS...............     (3,327,879)      14,565,493        3,198,174     2,690,691
NET ASSETS -- BEGINNING OF PERIOD...............    128,465,862      113,900,369        6,599,905     3,909,214
                                                  -------------     ------------       ----------    ----------
NET ASSETS -- END OF PERIOD.....................  $ 125,137,983     $128,465,862       $9,798,079    $6,599,905
                                                  =============     ============       ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             11               21                2            --
 Redeemed.......................................            (34)             (26)              --            --
                                                  -------------     ------------       ----------    ----------
 Net Increase (Decrease)........................            (23)              (5)               2            --
                                                  -------------     ------------       ----------    ----------
UNIT ACTIVITY CLASS B
 Issued.........................................             41               65               51            37
 Redeemed.......................................           (157)            (182)             (29)          (18)
                                                  -------------     ------------       ----------    ----------
 Net Increase (Decrease)........................           (116)            (117)              22            19
                                                  -------------     ------------       ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/GAMCO SMALL                      EQ/GLOBAL
                                                          COMPANY VALUE*                     BOND PLUS*
                                                 --------------------------------- -------------------------------
                                                        2010             2009            2010            2009
                                                 ----------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    48,939      $     54,749    $    884,508    $    148,286
 Net realized gain (loss) on investments........     1,380,135        (2,423,570)       (381,781)     (2,731,547)
 Change in unrealized appreciation
  (depreciation) of investments.................    18,093,960        15,139,325       1,697,159       3,036,163
                                                   -----------      ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    19,523,034        12,770,504       2,199,886         452,902
                                                   -----------      ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,127,888         5,554,908       4,536,772       2,648,817
  Transfers between funds including
   guaranteed interest account, net.............    23,314,445        10,297,744       1,570,757       1,937,617
  Transfers for contract benefits and
   terminations.................................    (2,648,196)       (1,376,878)     (5,600,692)       (943,408)
  Contract maintenance charges..................    (3,265,785)       (2,247,869)     (1,605,506)     (1,505,129)
                                                   -----------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    24,528,352        12,227,905      (1,098,669)      2,137,897
                                                   -----------      ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --               500              --              --
                                                   -----------      ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    44,051,386        24,998,909       1,101,217       2,590,799
NET ASSETS -- BEGINNING OF PERIOD...............    51,042,373        26,043,464      32,132,593      29,541,794
                                                   -----------      ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $95,093,759      $ 51,042,373    $ 33,233,810    $ 32,132,593
                                                   ===========      ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            21                --             161              91
 Redeemed.......................................            (1)               --            (171)            (86)
                                                   -----------      ------------    ------------    ------------
 Net Increase (Decrease)........................            20                --             (10)              5
                                                   -----------      ------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................           286               205              25              32
 Redeemed.......................................          (103)              (78)            (23)            (19)
                                                   -----------      ------------    ------------    ------------
 Net Increase (Decrease)........................           183               127               2              13
                                                   -----------      ------------    ------------    ------------



                                                              EQ/GLOBAL
                                                        MULTI-SECTOR EQUITY*
                                                 -----------------------------------
                                                       2010              2009
                                                 ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   1,595,808     $  1,830,221
 Net realized gain (loss) on investments........    (24,503,958)     (20,144,690)
 Change in unrealized appreciation
  (depreciation) of investments.................     46,739,859       94,913,059
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     23,831,709       76,598,590
                                                  -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     23,114,402       16,841,810
  Transfers between funds including
   guaranteed interest account, net.............    (30,121,038)       6,315,923
  Transfers for contract benefits and
   terminations.................................    (17,822,336)      (8,546,085)
  Contract maintenance charges..................    (10,973,451)     (10,860,508)
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (35,802,423)       3,751,140
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                  -------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    (11,970,714)      80,349,730
NET ASSETS -- BEGINNING OF PERIOD...............    236,986,394      156,636,664
                                                  -------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 225,015,680     $236,986,394
                                                  =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             22               19
 Redeemed.......................................            (17)             (11)
                                                  -------------     ------------
 Net Increase (Decrease)........................              5                8
                                                  -------------     ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            151              233
 Redeemed.......................................           (331)            (235)
                                                  -------------     ------------
 Net Increase (Decrease)........................           (180)              (2)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/INTERMEDIATE
                                                       GOVERNMENT BOND INDEX*
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    996,933      $     915,881
 Net realized gain (loss) on investments........        298,989         (1,283,726)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,429,412         (3,175,026)
                                                   ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................      4,725,334         (3,542,871)
                                                   ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      8,187,638         10,968,335
  Transfers between funds including
   guaranteed interest account, net.............     (8,599,882)       (18,921,436)
  Transfers for contract benefits and
   terminations.................................     (5,573,588)        (9,914,880)
  Contract maintenance charges..................     (7,652,365)        (8,690,190)
                                                   ------------      -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (13,638,197)       (26,558,171)
                                                   ------------      -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --             25,000
                                                   ------------      -------------
INCREASE (DECREASE) IN NET ASSETS...............     (8,912,863)       (30,076,042)
NET ASSETS -- BEGINNING OF PERIOD...............    114,024,091        144,100,133
                                                   ------------      -------------
NET ASSETS -- END OF PERIOD.....................   $105,111,228      $ 114,024,091
                                                   ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            176                 93
 Redeemed.......................................           (232)              (198)
                                                   ------------      -------------
 Net Increase (Decrease)........................            (56)              (105)
                                                   ------------      -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             71                 14
 Redeemed.......................................            (72)               (38)
                                                   ------------      -------------
 Net Increase (Decrease)........................             (1)               (24)
                                                   ------------      -------------



                                                          EQ/INTERNATIONAL                  EQ/INTERNATIONAL
                                                             CORE PLUS*                          GROWTH*
                                                 ----------------------------------- -------------------------------
                                                        2010              2009             2010            2009
                                                 ----------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   450,706       $   621,966      $    130,481    $    152,552
 Net realized gain (loss) on investments........    (2,303,948)       (3,704,050)          131,621      (2,283,315)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,731,667         9,127,845         3,444,141       7,163,054
                                                   -----------       -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,878,425         6,045,761         3,706,243       5,032,291
                                                   -----------       -----------      ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,774,394         2,484,333         2,425,196       1,880,382
  Transfers between funds including
   guaranteed interest account, net.............     1,657,965         6,412,578         3,282,273       7,001,460
  Transfers for contract benefits and
   terminations.................................    (1,055,939)         (722,950)         (814,908)       (672,149)
  Contract maintenance charges..................    (1,349,762)       (1,018,788)       (1,228,493)       (849,470)
                                                   -----------       -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     2,026,658         7,155,173         3,664,068       7,360,223
                                                   -----------       -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               (45)            546
                                                   -----------       -----------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     4,905,083        13,200,934         7,370,266      12,393,060
NET ASSETS -- BEGINNING OF PERIOD...............    27,949,793        14,748,859        22,625,399      10,232,339
                                                   -----------       -----------      ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $32,854,876       $27,949,793      $ 29,995,665    $ 22,625,399
                                                   ===========       ===========      ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            15                14                --              --
 Redeemed.......................................            (6)               (3)               --              --
                                                   -----------       -----------      ------------    ------------
 Net Increase (Decrease)........................             9                11                --              --
                                                   -----------       -----------      ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            71                92               113             157
 Redeemed.......................................           (68)              (45)              (79)            (64)
                                                   -----------       -----------      ------------    ------------
 Net Increase (Decrease)........................             3                47                34              93
                                                   -----------       -----------      ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/JPMORGAN VALUE                     EQ/LARGE CAP
                                                           OPPORTUNITIES*                        CORE PLUS*
                                                 ----------------------------------- ----------------------------------
                                                        2010              2009              2010             2009
                                                 ----------------- ----------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   233,599       $   247,415       $     35,912       $ 290,944
 Net realized gain (loss) on investments........    (2,552,989)       (3,292,951)          (391,805)       (852,752)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,371,707         9,701,057          1,235,127       2,407,274
                                                   -----------       -----------       ------------       ---------
 Net Increase (decrease) in net assets from
  operations....................................     3,052,317         6,655,521            879,234       1,845,466
                                                   -----------       -----------       ------------       ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,954,128         2,364,225            833,917         733,322
  Transfers between funds including
   guaranteed interest account, net.............    (2,215,929)          696,721         (1,488,319)       (278,998)
  Transfers for contract benefits and
   terminations.................................    (1,817,628)       (1,639,727)          (541,881)       (408,585)
  Contract maintenance charges..................    (1,620,437)       (1,681,725)          (510,389)       (491,792)
                                                   -----------       -----------       ------------       ---------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (2,699,866)         (260,506)        (1,706,672)       (446,053)
                                                   -----------       -----------       ------------       ---------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                 --              --
                                                   -----------       -----------       ------------       ---------
INCREASE (DECREASE) IN NET ASSETS...............       352,451         6,395,015           (827,438)      1,399,413
NET ASSETS -- BEGINNING OF PERIOD...............    27,889,179        21,494,164          8,700,396       7,300,983
                                                   -----------       -----------       ------------       ---------
NET ASSETS -- END OF PERIOD.....................   $28,241,630       $27,889,179       $  7,872,958       $8,700,396
                                                   ===========       ===========       ============       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             7                 3                  2               2
 Redeemed.......................................            (2)               (1)                (1)             (1)
                                                   -----------       -----------       ------------       ---------
 Net Increase (Decrease)........................             5                 2                  1               1
                                                   -----------       -----------       ------------       ---------
UNIT ACTIVITY CLASS B
 Issued.........................................            31                39                 17              17
 Redeemed.......................................           (55)              (46)               (39)            (24)
                                                   -----------       -----------       ------------       ---------
 Net Increase (Decrease)........................           (24)               (7)               (22)             (7)
                                                   -----------       -----------       ------------       ---------



                                                             EQ/LARGE CAP
                                                             GROWTH INDEX*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    508,240       $  1,437,726
 Net realized gain (loss) on investments........         704,947         (1,858,043)
 Change in unrealized appreciation
  (depreciation) of investments.................      12,995,069         29,457,768
                                                    ------------       ------------
 Net Increase (decrease) in net assets from
  operations....................................      14,208,256         29,037,451
                                                    ------------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       9,312,509          8,889,225
  Transfers between funds including
   guaranteed interest account, net.............      (3,045,666)         1,363,391
  Transfers for contract benefits and
   terminations.................................      (8,547,386)        (4,790,789)
  Contract maintenance charges..................      (6,395,489)        (6,659,547)
                                                    ------------       ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (8,676,032)        (1,197,720)
                                                    ------------       ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --         (2,798,660)
                                                    ------------       ------------
INCREASE (DECREASE) IN NET ASSETS...............       5,532,224         25,041,071
NET ASSETS -- BEGINNING OF PERIOD...............     100,624,065         75,582,994
                                                    ------------       ------------
NET ASSETS -- END OF PERIOD.....................    $106,156,289       $100,624,065
                                                    ============       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              13                 12
 Redeemed.......................................              (9)                (8)
                                                    ------------       ------------
 Net Increase (Decrease)........................               4                  4
                                                    ------------       ------------
UNIT ACTIVITY CLASS B
 Issued.........................................              94                150
 Redeemed.......................................            (218)              (187)
                                                    ------------       ------------
 Net Increase (Decrease)........................            (124)               (37)
                                                    ------------       ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP
                                                             GROWTH PLUS*
                                                 -------------------------------------
                                                        2010               2009
                                                 ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (152,695)       $    897,901
 Net realized gain (loss) on investments........      2,145,168          (2,361,980)
 Change in unrealized appreciation
  (depreciation) of investments.................     14,388,588          35,472,698
                                                   ------------        ------------
 Net Increase (decrease) in net assets from
  operations....................................     16,381,061          34,008,619
                                                   ------------        ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     13,119,697          13,103,593
  Transfers between funds including
   guaranteed interest account, net.............     (9,544,391)         (5,162,970)
  Transfers for contract benefits and
   terminations.................................     (9,735,324)         (7,887,753)
  Contract maintenance charges..................     (8,866,069)         (9,380,358)
                                                   ------------        ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (15,026,087)         (9,327,488)
                                                   ------------        ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                  --
                                                   ------------        ------------
INCREASE (DECREASE) IN NET ASSETS...............      1,354,974          24,681,131
NET ASSETS -- BEGINNING OF PERIOD...............    131,102,560         106,421,429
                                                   ------------        ------------
NET ASSETS -- END OF PERIOD.....................   $132,457,534        $131,102,560
                                                   ============        ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              6                   8
 Redeemed.......................................             (8)                 (7)
                                                   ------------        ------------
 Net Increase (Decrease)........................             (2)                  1
                                                   ------------        ------------
UNIT ACTIVITY CLASS B
 Issued.........................................             37                  57
 Redeemed.......................................           (134)               (137)
                                                   ------------        ------------
 Net Increase (Decrease)........................            (97)                (80)
                                                   ------------        ------------



                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                            VALUE INDEX*                       VALUE PLUS*
                                                 ---------------------------------- ---------------------------------
                                                       2010              2009             2010             2009
                                                 ---------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   58,801      $    223,559     $   3,125,323    $   6,822,920
 Net realized gain (loss) on investments........      (148,155)       (1,044,044)      (37,791,000)     (55,165,137)
 Change in unrealized appreciation
  (depreciation) of investments.................       658,775         1,256,019        78,859,523      115,796,321
                                                    ----------      ------------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       569,421           435,534        44,193,846       67,454,104
                                                    ----------      ------------     -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       454,296           514,737        39,862,885       41,263,353
  Transfers between funds including
   guaranteed interest account, net.............     1,025,055           881,203       (39,606,275)     (34,987,757)
  Transfers for contract benefits and
   terminations.................................      (114,934)         (201,455)      (27,741,308)     (21,870,321)
  Contract maintenance charges..................      (215,631)         (159,488)      (28,929,389)     (31,924,043)
                                                    ----------      ------------     -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,148,786         1,034,997       (56,414,087)     (47,518,768)
                                                    ----------      ------------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --           (11,134)              --
                                                    ----------      ------------     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     1,718,207         1,470,531       (12,231,375)      19,935,336
NET ASSETS -- BEGINNING OF PERIOD...............     3,117,523         1,646,992       403,174,320      383,238,984
                                                    ----------      ------------     -------------    -------------
NET ASSETS -- END OF PERIOD.....................    $4,835,730      $  3,117,523     $ 390,942,945    $ 403,174,320
                                                    ==========      ============     =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            29                27                64               97
 Redeemed.......................................           (12)              (20)             (468)            (515)
                                                    ----------      ------------     -------------    -------------
 Net Increase (Decrease)........................            17                 7              (404)            (418)
                                                    ----------      ------------     -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            11                24                21               36
 Redeemed.......................................            (6)               (7)             (116)            (133)
                                                    ----------      ------------     -------------    -------------
 Net Increase (Decrease)........................             5                17               (95)             (97)
                                                    ----------      ------------     -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/LORD ABBETT                    EQ/LORD ABBETT
                                                        GROWTH AND INCOME*                 LARGE CAP CORE*
                                                 --------------------------------- --------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    9,213        $    9,153       $    54,381      $   33,603
 Net realized gain (loss) on investments........        34,095          (169,729)          284,137        (545,720)
 Change in unrealized appreciation
  (depreciation) of investments.................       379,471           504,166         1,423,291       2,028,409
                                                    ----------        ----------       -----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................       422,779           343,590         1,761,809       1,516,292
                                                    ----------        ----------       -----------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       455,074           325,606         1,206,626         938,274
  Transfers between funds including
   guaranteed interest account, net.............       887,679           314,559         7,570,280       2,629,955
  Transfers for contract benefits and
   terminations.................................      (118,702)          (21,468)         (523,086)       (319,051)
  Contract maintenance charges..................      (187,391)         (119,673)         (534,419)       (367,275)
                                                    ----------        ----------       -----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,036,660           499,024         7,719,401       2,881,903
                                                    ----------        ----------       -----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................        (1,925)               --                --              50
                                                    ----------        ----------       -----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,457,514           842,614         9,481,210       4,398,245
NET ASSETS -- BEGINNING OF PERIOD...............     1,838,084           995,470         8,398,882       4,000,637
                                                    ----------        ----------       -----------      ----------
NET ASSETS -- END OF PERIOD.....................    $3,295,598        $1,838,084       $17,880,092      $8,398,882
                                                    ==========        ==========       ===========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            19                10               104              40
 Redeemed.......................................           (11)               (4)              (27)            (19)
                                                    ----------        ----------       -----------      ----------
 Net Increase (Decrease)........................             8                 6                77              21
                                                    ----------        ----------       -----------      ----------
UNIT ACTIVITY CLASS B
 Issued.........................................             8                 3                15              19
 Redeemed.......................................            (3)               (1)              (11)             (4)
                                                    ----------        ----------       -----------      ----------
 Net Increase (Decrease)........................             5                 2                 4              15
                                                    ----------        ----------       -----------      ----------



                                                          EQ/MID CAP INDEX*
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    394,341      $      548,985
 Net realized gain (loss) on investments........      (7,505,044)        (10,675,075)
 Change in unrealized appreciation
  (depreciation) of investments.................      27,596,922          33,432,392
                                                    ------------      --------------
 Net Increase (decrease) in net assets from
  operations....................................      20,486,219          23,306,302
                                                    ------------      --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       9,406,573           9,372,493
  Transfers between funds including
   guaranteed interest account, net.............      (3,844,451)         (3,249,124)
  Transfers for contract benefits and
   terminations.................................      (5,846,634)         (3,935,810)
  Contract maintenance charges..................      (5,296,084)         (5,450,391)
                                                    ------------      --------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (5,580,596)         (3,262,832)
                                                    ------------      --------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --                  --
                                                    ------------      --------------
INCREASE (DECREASE) IN NET ASSETS...............      14,905,623          20,043,470
NET ASSETS -- BEGINNING OF PERIOD...............      85,350,375          65,306,905
                                                    ------------      --------------
NET ASSETS -- END OF PERIOD.....................    $100,255,998      $   85,350,375
                                                    ============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              15                  15
 Redeemed.......................................             (17)                (10)
                                                    ------------      --------------
 Net Increase (Decrease)........................              (2)                  5
                                                    ------------      --------------
UNIT ACTIVITY CLASS B
 Issued.........................................              89                  97
 Redeemed.......................................            (133)               (140)
                                                    ------------      --------------
 Net Increase (Decrease)........................             (44)                (43)
                                                    ------------     --------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/MID CAP
                                                        VALUE PLUS* (a)(b)(c)
                                                 -----------------------------------
                                                        2010              2009
                                                 ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  1,789,270      $   1,937,547
 Net realized gain (loss) on investments........      1,142,187        (89,988,717)
 Change in unrealized appreciation
  (depreciation) of investments.................     41,689,274        114,400,663
                                                   ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................     44,620,731         26,349,493
                                                   ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     22,140,180         16,560,750
  Transfers between funds including
   guaranteed interest account, net.............    (29,670,570)        72,983,753
  Transfers for contract benefits and
   terminations.................................    (16,040,206)        (8,678,348)
  Contract maintenance charges..................    (13,452,959)       (11,339,484)
                                                   ------------      -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (37,023,555)        69,526,671
                                                   ------------      -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                 --
                                                   ------------      -------------
INCREASE (DECREASE) IN NET ASSETS...............      7,597,176         95,876,164
NET ASSETS -- BEGINNING OF PERIOD...............    225,828,083        129,951,919
                                                   ------------      -------------
NET ASSETS -- END OF PERIOD.....................   $233,425,259      $ 225,828,083
                                                   ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             54              1,519
 Redeemed.......................................           (278)              (223)
                                                   ------------      -------------
 Net Increase (Decrease)........................           (224)             1,296
                                                   ------------      -------------
UNIT ACTIVITY CLASS B
 Issued.........................................             11                 34
 Redeemed.......................................             (9)            (1,015)
                                                   ------------      -------------
 Net Increase (Decrease)........................              2               (981)
                                                   ------------      -------------



                                                                                              EQ/MONTAG &
                                                          EQ/MONEY MARKET*                 CALDWELL GROWTH*
                                                 ---------------------------------- -------------------------------
                                                       2010              2009             2010            2009
                                                 ---------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (860,747)   $      (549,474)   $   105,446    $     24,190
 Net realized gain (loss) on investments........         77,653            (47,394)       (10,332)     (1,106,922)
 Change in unrealized appreciation
  (depreciation) of investments.................        (48,563)           197,930      2,146,694       4,896,521
                                                  -------------    ---------------    -----------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       (831,657)          (398,938)     2,241,808       3,813,789
                                                  -------------    ---------------    -----------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    110,441,359        141,231,864      1,759,219       1,592,194
  Transfers between funds including
   guaranteed interest account, net.............    (96,230,144)      (119,375,666)     6,890,137       4,285,007
  Transfers for contract benefits and
   terminations.................................    (73,449,796)       (75,669,700)      (839,829)       (746,729)
  Contract maintenance charges..................    (27,872,133)       (31,470,596)      (833,765)       (728,518)
                                                  -------------    ---------------    -----------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (87,110,714)       (85,284,098)     6,975,762       4,401,954
                                                  -------------    ---------------    -----------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................        118,268            (58,267)            --              --
                                                  -------------    ---------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    (87,824,103)       (85,741,303)     9,217,570       8,215,743
NET ASSETS -- BEGINNING OF PERIOD...............    386,219,805        471,961,108     18,307,487      10,091,744
                                                  -------------    ---------------    -----------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 298,395,702    $   386,219,805    $27,525,057    $ 18,307,487
                                                  =============    ===============    ===========    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            971                817            114              55
 Redeemed.......................................         (1,335)            (1,217)           (45)            (32)
                                                  -------------    ---------------    -----------    ------------
 Net Increase (Decrease)........................           (364)              (400)            69              23
                                                  -------------    ---------------    -----------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            565                829             33              44
 Redeemed.......................................           (688)              (708)           (21)            (18)
                                                  -------------    ---------------    -----------    ------------
 Net Increase (Decrease)........................           (123)               121             12              26
                                                  -------------    ---------------    -----------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/MORGAN STANLEY                EQ/PIMCO ULTRA
                                                         MID CAP GROWTH*               SHORT BOND* (d)(e)
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (34,719)   $    (90,615)   $     (9,360)   $    433,483
 Net realized gain (loss) on investments........       586,728      (3,269,924)       (411,613)     (2,285,906)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,175,580      12,340,576         786,732       3,516,250
                                                  ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    11,727,589       8,980,037         365,759       1,663,827
                                                  ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,023,311       2,795,232       6,168,867       5,909,795
  Transfers between funds including
   guaranteed interest account, net.............     8,302,432      10,661,571      (3,306,739)     20,770,286
  Transfers for contract benefits and
   terminations.................................    (1,390,131)     (1,189,123)     (3,628,165)     (1,360,263)
  Contract maintenance charges..................    (1,999,285)     (1,268,417)     (3,542,127)     (2,520,464)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     8,936,327      10,999,263      (4,308,164)     22,799,354
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --              --              --
                                                  ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    20,663,916      19,979,300      (3,942,405)     24,463,181
NET ASSETS -- BEGINNING OF PERIOD...............    33,617,114      13,637,814      54,976,538      30,513,357
                                                  ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 54,281,030    $ 33,617,114    $ 51,034,133    $ 54,976,538
                                                  ============    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           122             158             218             424
 Redeemed.......................................           (75)            (64)           (263)           (105)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            47              94             (45)            319
                                                  ------------    ------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            48              48              68             131
 Redeemed.......................................           (21)            (17)            (61)           (253)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            27              31               7            (122)
                                                  ------------    ------------    ------------    ------------



                                                            EQ/QUALITY
                                                          BOND PLUS* (g)
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    9,703,295   $   2,968,215
 Net realized gain (loss) on investments........        (523,189)     (5,943,811)
 Change in unrealized appreciation
  (depreciation) of investments.................      (2,446,430)      9,338,135
                                                  --------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................       6,733,676       6,362,539
                                                  --------------   -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      19,204,682      19,872,919
  Transfers between funds including
   guaranteed interest account, net.............     (33,385,171)    (18,980,116)
  Transfers for contract benefits and
   terminations.................................      (5,751,457)     (6,299,580)
  Contract maintenance charges..................      (6,920,597)     (7,462,819)
                                                  --------------   -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (26,852,543)    (12,869,596)
                                                  --------------   -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --         135,950
                                                  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS...............     (20,118,867)     (6,371,107)
NET ASSETS -- BEGINNING OF PERIOD...............     112,988,504     119,359,611
                                                  --------------   -------------
NET ASSETS -- END OF PERIOD.....................  $   92,869,637   $ 112,988,504
                                                  ==============   =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             133             277
 Redeemed.......................................            (230)           (346)
                                                  --------------   -------------
 Net Increase (Decrease)........................             (97)            (69)
                                                  --------------   -------------
UNIT ACTIVITY CLASS B
 Issued.........................................              19              40
 Redeemed.......................................             (41)            (36)
                                                  --------------   -------------
 Net Increase (Decrease)........................             (22)              4
                                                  --------------   -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/SMALL
                                                          COMPANY INDEX*
                                                 ---------------------------------
                                                       2010             2009
                                                 --------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    431,462     $   472,574
 Net realized gain (loss) on investments........    (3,570,215)     (7,594,188)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,749,232      16,338,346
                                                  ------------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    11,610,479       9,216,732
                                                  ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,466,429       4,410,158
  Transfers between funds including
   guaranteed interest account, net.............       442,976        (153,078)
  Transfers for contract benefits and
   terminations.................................    (3,330,164)     (1,888,845)
  Contract maintenance charges..................    (2,403,608)     (2,375,992)
                                                  ------------     -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       175,633          (7,757)
                                                  ------------     -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    11,786,112       9,208,975
NET ASSETS -- BEGINNING OF PERIOD...............    46,066,724      36,857,749
                                                  ------------     -----------
NET ASSETS -- END OF PERIOD.....................  $ 57,852,836     $46,066,724
                                                  ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            56              47
 Redeemed.......................................           (52)            (55)
                                                  ------------     -----------
 Net Increase (Decrease)........................             4              (8)
                                                  ------------     -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            18              22
 Redeemed.......................................           (11)            (16)
                                                  ------------     -----------
 Net Increase (Decrease)........................             7               6
                                                  ------------     -----------



                                                          EQ/T. ROWE PRICE                 EQ/UBS GROWTH &
                                                            GROWTH STOCK*                      INCOME*
                                                 ----------------------------------- ----------------------------
                                                        2010              2009            2010           2009
                                                 ----------------- ----------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (142,827)      $  (108,599)      $   19,264    $   19,757
 Net realized gain (loss) on investments........       125,152        (2,101,354)         (98,512)     (440,108)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,107,375        11,030,316          667,241     1,571,718
                                                   -----------       -----------       ----------    ----------
 Net Increase (decrease) in net assets from
  operations....................................     5,089,700         8,820,363          587,993     1,151,367
                                                   -----------       -----------       ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,450,671         2,822,532          593,209       665,564
  Transfers between funds including
   guaranteed interest account, net.............       927,498         5,542,821          (36,961)      (48,599)
  Transfers for contract benefits and
   terminations.................................    (3,348,970)       (1,253,265)        (208,668)      (74,047)
  Contract maintenance charges..................    (1,894,028)       (1,666,335)        (276,522)     (245,878)
                                                   -----------       -----------       ----------    ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       135,171         5,445,753           71,058       297,040
                                                   -----------       -----------       ----------    ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               --            --
                                                   -----------       -----------       ----------    ----------
INCREASE (DECREASE) IN NET ASSETS...............     5,224,871        14,266,116          659,051     1,448,407
NET ASSETS -- BEGINNING OF PERIOD...............    33,278,631        19,012,515        4,761,411     3,313,004
                                                   -----------       -----------       ----------    ----------
NET ASSETS -- END OF PERIOD.....................   $38,503,502       $33,278,631       $5,420,462    $4,761,411
                                                   ===========       ===========       ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            17                 5               --            --
 Redeemed.......................................           (11)               (5)              --            --
                                                   -----------       -----------       ----------    ----------
 Net Increase (Decrease)........................             6                --               --            --
                                                   -----------       -----------       ----------    ----------
UNIT ACTIVITY CLASS B
 Issued.........................................           116               154               19            16
 Redeemed.......................................          (118)              (81)             (19)          (12)
                                                   -----------       -----------       ----------    ----------
 Net Increase (Decrease)........................            (2)               73               --             4
                                                   -----------       -----------       ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/VAN KAMPEN
                                                             COMSTOCK*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   44,883       $   28,560
 Net realized gain (loss) on investments........       (57,109)        (211,665)
 Change in unrealized appreciation
  (depreciation) of investments.................       528,372          738,712
                                                    ----------       ----------
 Net Increase (decrease) in net assets from
  operations....................................       516,146          555,607
                                                    ----------       ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       388,148          365,444
  Transfers between funds including
   guaranteed interest account, net.............     1,027,285          187,317
  Transfers for contract benefits and
   terminations.................................       (85,160)         (26,844)
  Contract maintenance charges..................      (182,586)        (140,393)
                                                    ----------       ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     1,147,687          385,524
                                                    ----------       ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              200
                                                    ----------       ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,663,833          941,331
NET ASSETS -- BEGINNING OF PERIOD...............     2,536,095        1,594,764
                                                    ----------       ----------
NET ASSETS -- END OF PERIOD.....................    $4,199,928       $2,536,095
                                                    ==========       ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             7                7
 Redeemed.......................................            (5)              (7)
                                                    ----------       ----------
 Net Increase (Decrease)........................             2               --
                                                    ----------       ----------
UNIT ACTIVITY CLASS B
 Issued.........................................            12                7
 Redeemed.......................................            (2)              (2)
                                                    ----------       ----------
 Net Increase (Decrease)........................            10                5
                                                    ----------       ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            --               --
 Redeemed.......................................            --               --
                                                    ----------       ----------
 Net Increase (Decrease)........................            --               --
                                                    ----------       ----------



                                                                                            FIDELITY(R) VIP
                                                           EQ/WELLS FARGO                ASSET MANAGER: GROWTH
                                                       ADVANTAGE OMEGA GROWTH*                 PORTFOLIO
                                                 ----------------------------------- -----------------------------
                                                        2010              2009             2010           2009
                                                 ----------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (116,749)       $  (28,854)     $      27,498   $   72,257
 Net realized gain (loss) on investments........     3,209,597          (933,046)           254,385     (943,320)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,770,076         6,711,825            435,109    2,359,904
                                                   -----------        ----------      -------------   ----------
 Net Increase (decrease) in net assets from
  operations....................................     6,862,924         5,749,925            716,992    1,488,841
                                                   -----------        ----------      -------------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,683,512         1,300,054            855,621      145,015
  Transfers between funds including
   guaranteed interest account, net.............    21,093,865        10,529,163         (3,140,760)     228,022
  Transfers for contract benefits and
   terminations.................................    (2,867,012)         (497,725)          (748,092)     (50,494)
  Contract maintenance charges..................    (1,250,346)         (739,138)          (120,085)    (137,378)
                                                   -----------        ----------      -------------   ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    21,660,019        10,592,354         (3,153,316)     185,165
                                                   -----------        ----------      -------------   ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                 --           --
                                                   -----------        ----------      -------------   ----------
INCREASE (DECREASE) IN NET ASSETS...............    28,522,943        16,342,279         (2,436,324)   1,674,006
NET ASSETS -- BEGINNING OF PERIOD...............    26,217,132         9,874,853          6,144,280    4,470,274
                                                   -----------        ----------      -------------   ----------
NET ASSETS -- END OF PERIOD.....................   $54,740,075        $26,217,132     $   3,707,956   $6,144,280
                                                   ===========        ===========     =============   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            18                11                 --           --
 Redeemed.......................................            (4)               (2)                --           --
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................            14                 9                 --           --
                                                   -----------        ----------      -------------   ----------
UNIT ACTIVITY CLASS B
 Issued.........................................           258               151                 --           --
 Redeemed.......................................           (87)              (45)                --           --
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................           171               106                 --           --
                                                   -----------        ----------      -------------   ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            --                --                 13           21
 Redeemed.......................................            --                --                (34)         (19)
                                                   -----------        ----------      -------------   ----------
 Net Increase (Decrease)........................            --                --                (21)           2
                                                   -----------        ----------      -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          FIDELITY(R) VIP
                                                      CONTRAFUND(R) PORTFOLIO
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    375,679     $    395,485
 Net realized gain (loss) on investments........     (2,745,095)     (10,041,698)
 Change in unrealized appreciation
  (depreciation) of investments.................      9,096,325       19,541,988
                                                   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,726,909        9,895,775
                                                   ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     11,886,916          677,014
  Transfers between funds including
   guaranteed interest account, net.............        (28,297)       4,762,326
  Transfers for contract benefits and
   terminations.................................    (10,468,125)      (1,813,764)
  Contract maintenance charges..................       (874,911)        (864,601)
                                                   ------------     ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................        515,583        2,760,975
                                                   ------------     ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --               --
                                                   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............      7,242,492       12,656,750
NET ASSETS -- BEGINNING OF PERIOD...............     38,823,031       26,166,281
                                                   ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $ 46,065,523     $ 38,823,031
                                                   ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            128               99
 Redeemed.......................................            (83)             (79)
                                                   ------------     ------------
 Net Increase (Decrease)........................             45               20
                                                   ------------     ------------



                                                          FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                      EQUITY-INCOME PORTFOLIO         GROWTH & INCOME PORTFOLIO
                                                 --------------------------------- -------------------------------
                                                       2010             2009              2010            2009
                                                 --------------- ----------------- ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      72,693    $     96,077      $     19,297     $   33,711
 Net realized gain (loss) on investments........       (893,320)     (1,807,648)          200,758       (864,730)
 Change in unrealized appreciation
  (depreciation) of investments.................      1,541,601       3,001,176           326,909      1,828,744
                                                  -------------    ------------      ------------     ----------
 Net Increase (decrease) in net assets from
  operations....................................        720,974       1,289,605           546,964        997,725
                                                  -------------    ------------      ------------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,163,444         134,810         1,251,640        168,506
  Transfers between funds including
   guaranteed interest account, net.............     (1,315,406)       (332,514)         (971,461)       785,228
  Transfers for contract benefits and
   terminations.................................     (1,095,885)        (84,820)       (1,124,267)       (29,381)
  Contract maintenance charges..................       (128,132)       (152,072)         (106,419)      (107,542)
                                                  -------------    ------------      ------------     ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (1,375,979)       (434,596)         (950,507)       816,811
                                                  -------------    ------------      ------------     ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --              --                --             --
                                                  -------------    ------------      ------------     ----------
INCREASE (DECREASE) IN NET ASSETS...............       (655,005)        855,009          (403,543)     1,814,536
NET ASSETS -- BEGINNING OF PERIOD...............      5,370,148       4,515,139         4,741,635      2,927,099
                                                  -------------    ------------      ------------     ----------
NET ASSETS -- END OF PERIOD.....................  $   4,715,143    $  5,370,148      $  4,338,092     $4,741,635
                                                  =============    ============      ============     ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................             21              14                24             22
 Redeemed.......................................            (19)            (18)              (29)           (13)
                                                  -------------    ------------      ------------     ----------
 Net Increase (Decrease)........................              2              (4)               (5)             9
                                                  -------------    ------------      ------------     ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY(R) VIP
                                                      HIGH INCOME PORTFOLIO
                                                 -------------------------------
                                                       2010            2009
                                                 --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,512,167    $  1,320,520
 Net realized gain (loss) on investments........     2,251,302      (1,464,994)
 Change in unrealized appreciation
  (depreciation) of investments.................    (1,337,014)      4,366,086
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,426,455       4,221,612
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,122,460         198,731
  Transfers between funds including
   guaranteed interest account, net.............       127,892       7,374,108
  Transfers for contract benefits and
   terminations.................................    (4,147,081)       (200,102)
  Contract maintenance charges..................      (364,427)       (319,476)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................      (261,156)      7,053,261
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,165,299      11,274,873
NET ASSETS -- BEGINNING OF PERIOD...............    17,838,447       6,563,574
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 20,003,746    $ 17,838,447
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            84             104
 Redeemed.......................................           (72)            (50)
                                                  ------------    ------------
 Net Increase (Decrease)........................            12              54
                                                  ------------    ------------


                                                         FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                 INVESTMENT GRADE BOND PORTFOLIO        MID CAP PORTFOLIO
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   777,657    $  1,282,735    $     51,442    $    124,092
 Net realized gain (loss) on investments........     1,665,271        (112,026)     (1,995,194)     (4,166,258)
 Change in unrealized appreciation
  (depreciation) of investments.................      (859,308)        977,133      11,245,885      12,713,271
                                                   -----------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,583,620       2,147,842       9,302,133       8,671,105
                                                   -----------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       390,007       1,062,137       7,020,473         358,739
  Transfers between funds including
   guaranteed interest account, net.............       878,531      10,329,631      12,819,972       2,259,379
  Transfers for contract benefits and
   terminations.................................      (438,953)     (1,550,993)     (6,972,073)     (1,159,229)
  Contract maintenance charges..................      (411,817)       (350,357)       (758,070)       (711,044)
                                                   -----------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       417,768       9,490,418      12,110,302         747,845
                                                   -----------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --              --              --              --
                                                   -----------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,001,388      11,638,260      21,412,435       9,418,950
NET ASSETS -- BEGINNING OF PERIOD...............    19,978,416       8,340,156      31,698,121      22,279,171
                                                   -----------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $21,979,804    $ 19,978,416    $ 53,110,556    $ 31,698,121
                                                   ===========    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................           118             138             138              41
 Redeemed.......................................           (98)            (57)            (31)            (38)
                                                   -----------    ------------    ------------    ------------
 Net Increase (Decrease)........................            20              81             107               3
                                                   -----------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY(R) VIP
                                                    MONEY MARKET PORTFOLIO (i)
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $        1,834    $     9,556
 Net realized gain (loss) on investments........              12            (11)
 Change in unrealized appreciation
  (depreciation) of investments.................             (10)            12
                                                  --------------    -----------
 Net Increase (decrease) in net assets from
  operations....................................           1,836          9,557
                                                  --------------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         186,870         64,347
  Transfers between funds including
   guaranteed interest account, net.............     (12,287,013)    14,688,611
  Transfers for contract benefits and
   terminations.................................        (217,166)      (587,649)
  Contract maintenance charges..................        (154,498)      (160,823)
                                                  --------------    -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (12,471,807)    14,004,486
                                                  --------------    -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --             --
                                                  --------------    -----------
INCREASE (DECREASE) IN NET ASSETS...............     (12,469,971)    14,014,043
NET ASSETS -- BEGINNING OF PERIOD...............      14,014,043             --
                                                  --------------    -----------
NET ASSETS -- END OF PERIOD.....................  $    1,544,072    $14,014,043
                                                  ==============    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................              58            244
 Redeemed.......................................            (172)          (103)
                                                  --------------    -----------
 Net Increase (Decrease)........................            (114)           141
                                                  --------------    -----------


                                                          FIDELITY(R) VIP                   FIDELITY(R) VIP
                                                          VALUE PORTFOLIO             VALUE STRATEGIES PORTFOLIO
                                                 --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                 ----------------- --------------- ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     56,120     $      31,562    $     14,777     $      17,851
 Net realized gain (loss) on investments........        468,662        (1,311,360)      1,364,597        (1,626,965)
 Change in unrealized appreciation
  (depreciation) of investments.................        318,939         2,887,666         (33,975)        3,585,310
                                                   ------------     -------------    ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................        843,721         1,607,868       1,345,399         1,976,196
                                                   ------------     -------------    ------------     -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,860,786            89,488       1,644,763            51,299
  Transfers between funds including
   guaranteed interest account, net.............       (673,485)          920,220      (1,764,369)        1,375,601
  Transfers for contract benefits and
   terminations.................................     (1,896,822)          (25,300)     (1,641,886)          (20,854)
  Contract maintenance charges..................       (152,279)         (115,641)       (145,636)         (115,297)
                                                   ------------     -------------    ------------     -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       (861,800)          868,767      (1,907,128)        1,290,749
                                                   ------------     -------------    ------------     -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                --              --                --
                                                   ------------     -------------    ------------     -------------
INCREASE (DECREASE) IN NET ASSETS...............        (18,079)        2,476,635        (561,729)        3,266,945
NET ASSETS -- BEGINNING OF PERIOD...............      5,446,361         2,969,726       5,964,033         2,697,088
                                                   ------------     -------------    ------------     -------------
NET ASSETS -- END OF PERIOD.....................   $  5,428,282     $   5,446,361    $  5,402,304     $   5,964,033
                                                   ============     =============    ============     =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................             32                23              20                23
 Redeemed.......................................            (38)              (14)            (29)              (13)
                                                   ------------     -------------    ------------     -------------
 Net Increase (Decrease)........................             (6)                9              (9)               10
                                                   ------------     -------------    ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      FRANKLIN           FRANKLIN            FRANKLIN
                                                  RISING DIVIDENDS   SMALL CAP VALUE     STRATEGIC INCOME
                                                   SECURITIES (l)     SECURITIES (l)   SECURITIES FUND (l)
                                                 ------------------ ----------------- ---------------------
                                                        2010               2010                2010
                                                 ------------------ ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (10,781)         $   (540)           $   (2,340)
 Net realized gain (loss) on investments........         58,781             4,543                12,372
 Change in unrealized appreciation
  (depreciation) of investments.................        559,251            73,462                57,129
                                                    -----------          --------            ----------
 Net Increase (decrease) in net assets from
  operations....................................        607,251            77,465                67,161
                                                    -----------          --------            ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        198,297            28,352               182,542
  Transfers between funds including
   guaranteed interest account, net.............     16,926,603           553,080             4,319,506
  Transfers for contract benefits and
   terminations.................................       (245,121)          (3,538)                (4,032)
  Contract maintenance charges..................        (49,185)          (8,229)               (51,585)
                                                    -----------          --------            ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     16,830,594           569,665             4,446,431
                                                    -----------          --------            ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            262                 7                    49
                                                    -----------          --------            ----------
INCREASE (DECREASE) IN NET ASSETS...............     17,438,107           647,137             4,513,641
NET ASSETS -- BEGINNING OF PERIOD...............             --                --                    --
                                                    -----------          --------            ----------
NET ASSETS -- END OF PERIOD.....................    $17,438,107          $647,137            $4,513,641
                                                    ===========          ========            ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................            168                 7                    52
 Redeemed.......................................             (7)               (1)                   (9)
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................            161                6                    43
                                                    -----------          --------            ----------
UNIT ACTIVITY SERIES II
 Issued.........................................             --                --                    --
 Redeemed.......................................             --                --                    --
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................             --                --                    --
                                                    -----------          --------            ---------
UNIT ACTIVITY SERVICE SHARES-
 Issued.........................................             --                --                    --
 Redeemed.......................................             --                --                    --
                                                    -----------          --------            ----------
 Net Increase (Decrease)........................             --                --                    --
                                                    -----------          --------            ----------



                                                                              INVESCO V.I.      INVESCO V.I.
                                                     GOLDMAN SACHS VIT         FINANCIAL         GLOBAL REAL
                                                  MID CAP VALUE FUND (l)   SERVICES FUND (l)   ESTATE FUND (l)
                                                 ------------------------ ------------------- ----------------
                                                           2010                   2010              2010
                                                 ------------------------ ------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $    9,749              $     --          $   49,025
 Net realized gain (loss) on investments........            36,319                38,964               5,020
 Change in unrealized appreciation
  (depreciation) of investments.................           334,739                 2,817             123,907
                                                        ----------              --------          ----------
 Net Increase (decrease) in net assets from
  operations....................................           380,807                41,781             177,952
                                                        ----------              --------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........            75,027                   155             109,179
  Transfers between funds including
   guaranteed interest account, net.............         3,224,504               362,712           3,533,705
  Transfers for contract benefits and
   terminations.................................            (8,065)                   --             (20,094)
  Contract maintenance charges..................           (10,515)                  (15)            (22,452)
                                                        ----------              --------          ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................         3,280,951               362,852           3,600,338
                                                        ----------              --------          ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                78                    --                  36
                                                        ----------              --------          ----------
INCREASE (DECREASE) IN NET ASSETS...............         3,661,836               404,633           3,778,326
NET ASSETS -- BEGINNING OF PERIOD...............                --                    --                  --
                                                        ----------              --------          ----------
NET ASSETS -- END OF PERIOD.....................        $3,661,836              $404,633          $3,778,326
                                                        ==========              ========          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................                --                    --                  --
 Redeemed.......................................                --                    --                  --
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                --                    --                  --
                                                        ----------              --------          ----------
UNIT ACTIVITY SERIES II
 Issued.........................................                --                    16                  36
 Redeemed.......................................                --                   (10)                 (2)
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                --                     6                  34
                                                        ----------              --------          ----------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................                39                    --                  --
 Redeemed.......................................                (5)                   --                  --
                                                        ----------              --------          ----------
 Net Increase (Decrease)........................                34                    --                  --
                                                        ----------              --------          ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
                                                   INTERNATIONAL      MID CAP CORE       SMALL CAP
                                                  GROWTH FUND (l)   EQUITY FUND (l)   EQUITY FUND (l)
                                                 ----------------- ----------------- -----------------
                                                        2010              2010              2010
                                                 ----------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   13,349          $    301           $   (249)
 Net realized gain (loss) on investments........        36,782            34,990              4,889
 Change in unrealized appreciation
  (depreciation) of investments.................       299,868            64,251             27,142
                                                    ----------          --------           --------
 Net Increase (decrease) in net assets from
  operations....................................       349,999            99,542             31,782
                                                    ----------          --------           --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,703,423            15,005             22,318
  Transfers between funds including
   guaranteed interest account, net.............     4,619,753           871,668            322,592
  Transfers for contract benefits and
   terminations.................................       (71,211)               --                 --
  Contract maintenance charges..................       (26,577)           (3,939)            (2,355)
                                                    ----------          --------           --------
Net increase (decrease) in net assets from
 contractowner transactions.....................     6,225,388           882,734            342,555
                                                    ----------          --------           --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            58                 7                  4
                                                    ----------          --------           --------
INCREASE (DECREASE) IN NET ASSETS...............     6,575,445           982,283            374,341
NET ASSETS -- BEGINNING OF PERIOD...............            --                --                 --
                                                    ----------          --------           --------
NET ASSETS -- END OF PERIOD.....................    $6,575,445          $982,283           $374,341
                                                    ==========          ========           ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................            --                --                 --
 Redeemed.......................................            --          --------           --------
 Net Increase (Decrease)........................            --                --                 --
                                                    ----------          --------           --------
UNIT ACTIVITY SERIES II
 Issued.........................................            65                14                  6
 Redeemed.......................................            (3)               (5)                (1)
                                                    ----------          --------           --------
 Net Increase (Decrease)........................            62                 9                  5
                                                    ----------          --------           --------



                                                    IVY FUNDS VIP
                                                       DIVIDEND       IVY FUNDS VIP     IVY FUNDS VIP
                                                  OPPORTUNITIES (l)     ENERGY (l)    MID CAP GROWTH (l)
                                                 ------------------- --------------- -------------------
                                                         2010              2010              2010
                                                 ------------------- --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $       --        $     (830)        $   (2,932)
 Net realized gain (loss) on investments........            313             9,532             19,889
 Change in unrealized appreciation
  (depreciation) of investments.................         22,601           125,399            375,407
                                                     ----------        ----------         ----------
 Net Increase (decrease) in net assets from
  operations....................................         22,914           134,101            392,364
                                                     ----------        ----------         ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          1,213            89,867            159,653
  Transfers between funds including
   guaranteed interest account, net.............      1,140,967         1,071,623          3,255,224
  Transfers for contract benefits and
   terminations.................................           (302)          (22,776)            (6,840)
  Contract maintenance charges..................            (29)           (9,911)           (25,274)
                                                     ----------        ----------         ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      1,141,849         1,128,803          3,382,763
                                                     ----------        ----------         ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --                12                 37
                                                     ----------        ----------         ----------
INCREASE (DECREASE) IN NET ASSETS...............      1,164,763         1,262,916          3,775,164
NET ASSETS -- BEGINNING OF PERIOD...............             --                --                 --
                                                     ----------        ----------         ----------
NET ASSETS -- END OF PERIOD.....................     $1,164,763        $1,262,916         $3,775,164
                                                     ==========        ==========         ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................             19                22                 40
 Redeemed.......................................             --                (3)                (2)
                                                     ----------        ----------         ----------
 Net Increase (Decrease)........................             19                19                38
                                                     ----------        ----------         ----------
UNIT ACTIVITY SERIES II
 Issued.........................................             --                --                 --
 Redeemed.......................................             --                --                 --
                                                     ----------        ----------         ----------
 Net Increase (Decrease)........................             --                --                 --
                                                     ----------        ----------         ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                   IVY FUNDS VIP   IVY FUNDS VIP     LAZARD RETIREMENT
                                                    SCIENCE AND      SMALL CAP       EMERGING MARKETS
                                                  TECHNOLOGY (l)     GROWTH (l)    EQUITY PORTFOLIO (l)
                                                 ---------------- --------------- ----------------------
                                                       2010             2010               2010
                                                 ---------------- --------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $       --       $     (552)       $   219,284
 Net realized gain (loss) on investments........        61,370           37,767            217,468
 Change in unrealized appreciation
  (depreciation) of investments.................       236,965          135,376          1,021,925
                                                    ----------       ----------        -----------
 Net Increase (decrease) in net assets from
  operations....................................       298,335          172,591          1,458,677
                                                    ----------       ----------        -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       344,960           44,928            591,257
  Transfers between funds including
   guaranteed interest account, net.............     3,113,408        1,657,163         24,232,298
  Transfers for contract benefits and
   terminations.................................          (200)         (13,530)          (244,437)
  Contract maintenance charges..................        (2,234)          (6,866)          (167,649)
                                                    ----------       ----------        -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     3,455,934        1,681,695         24,411,469
                                                    ----------       ----------        -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --               13                233
                                                    ----------       ----------        -----------
INCREASE (DECREASE) IN NET ASSETS...............     3,754,269        1,854,299         25,870,379
NET ASSETS -- BEGINNING OF PERIOD...............            --               --                 --
                                                    ----------       ----------        -----------
NET ASSETS -- END OF PERIOD.....................    $3,754,269       $1,854,299        $25,870,379
                                                    ==========       ==========        ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................            42               20                 --
 Redeemed.......................................            (5)              (2)                --
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            37               18                 --
                                                    ----------       ----------        -----------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................            --               --                 --
 Redeemed.......................................            --               --                 --
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            --               --                 --
                                                    ----------       ----------        -----------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................            --               --                255
 Redeemed.......................................            --               --                (18)
                                                    ----------       ----------        -----------
 Net Increase (Decrease)........................            --               --                237
                                                    ----------       ----------        -----------



                                                         MFS(R)              MFS(R)             MFS(R)
                                                  INTERNATIONAL VALUE   INVESTORS GROWTH      INVESTORS
                                                     PORTFOLIO (l)      STOCK SERIES (l)   TRUST SERIES (l)
                                                 --------------------- ------------------ -----------------
                                                          2010                2010               2010
                                                 --------------------- ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $    (8,869)          $   (350)         $    (84)
 Net realized gain (loss) on investments........          144,618              1,380             2,576
 Change in unrealized appreciation
  (depreciation) of investments.................          988,961             27,523             5,805
                                                      -----------           --------          --------
 Net Increase (decrease) in net assets from
  operations....................................        1,124,710             28,553             8,297
                                                      -----------           --------          --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          320,644             12,018            12,574
  Transfers between funds including
   guaranteed interest account, net.............       19,654,619            531,398            46,740
  Transfers for contract benefits and
   terminations.................................          (53,603)                --                --
  Contract maintenance charges..................          (39,704)            (1,613)           (1,449)
                                                      -----------           --------          --------
Net increase (decrease) in net assets from
 contractowner transactions.....................       19,881,956            541,803            57,865
                                                      -----------           --------          --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              186                  9                --
                                                      -----------           --------          --------
INCREASE (DECREASE) IN NET ASSETS...............       21,006,852            570,365            66,162
NET ASSETS -- BEGINNING OF PERIOD...............               --                 --                --
                                                      -----------           --------          --------
NET ASSETS -- END OF PERIOD.....................      $21,006,852           $570,365          $ 66,162
                                                      ===========           ========          ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.........................................               --                 --                --
 Redeemed.......................................               --                 --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................               --                 --                --
                                                      -----------           --------          --------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................              236                  5                 1
 Redeemed.......................................              (26)                --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................              210                  5                 1
                                                      -----------           --------          --------
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................               --                 --                --
 Redeemed.......................................               --                 --                --
                                                      -----------           --------          --------
 Net Increase (Decrease)........................               --                 --                --
                                                      -----------           --------          --------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         MFS(R)                   MULTIMANAGER
                                                  UTILITIES SERIES (l)      AGGRESSIVE EQUITY* (f)(k)
                                                 ---------------------- ---------------------------------
                                                          2010                2010             2009
                                                 ---------------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $     --         $   1,117,794    $    (489,785)
 Net realized gain (loss) on investments........              70              (593,215)      (9,573,901)
 Change in unrealized appreciation
  (depreciation) of investments.................           5,869            56,399,362      102,184,636
                                                        --------         -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................           5,939            56,923,941       92,120,950
                                                        --------         -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........              --            34,849,746       33,166,992
  Transfers between funds including
   guaranteed interest account, net.............         106,273              (926,112)      15,624,351
  Transfers for contract benefits and
   terminations.................................              --           (23,728,545)     (18,565,918)
  Contract maintenance charges..................             (19)          (29,589,893)     (30,075,099)
                                                        --------         -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................         106,254           (19,394,804)         150,326
                                                        --------         -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               181,736       (1,465,535)
                                                        --------         -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............         112,193            37,710,873       90,805,741
NET ASSETS -- BEGINNING OF PERIOD...............              --           350,247,959      259,442,218
                                                        --------         -------------    -------------
NET ASSETS -- END OF PERIOD.....................        $112,193         $ 387,958,832    $ 350,247,959
                                                        ========         =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              --                   105              147
 Redeemed.......................................              --                  (136)            (116)
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................              --                   (31)              31
                                                        --------         -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................              --                    66              109
 Redeemed.......................................              --                   (44)             (26)
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................              --                    22               83
                                                        --------         -------------    -------------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................               1                    --               --
 Redeemed.......................................              --                    --               --
                                                        --------         -------------    -------------
 Net Increase (Decrease)........................               1                    --               --
                                                        --------         -------------    -------------



                                                           MULTIMANAGER
                                                            CORE BOND*
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   2,771,438    $  2,967,750
 Net realized gain (loss) on investments........      3,201,490         (80,326)
 Change in unrealized appreciation
  (depreciation) of investments.................        657,981       3,847,315
                                                  -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,630,909       6,734,739
                                                  -------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      8,149,996       8,603,672
  Transfers between funds including
   guaranteed interest account, net.............     (6,292,535)     18,826,406
  Transfers for contract benefits and
   terminations.................................     (5,990,348)     (5,073,455)
  Contract maintenance charges..................     (6,815,252)     (5,839,973)
                                                  -------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (10,948,139)     16,516,650
                                                  -------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --              --
                                                  -------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     (4,317,230)     23,251,389
NET ASSETS -- BEGINNING OF PERIOD...............    106,251,851      83,000,462
                                                  -------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 101,934,621    $106,251,851
                                                  =============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             40              46
 Redeemed.......................................            (37)            (24)
                                                  -------------    ------------
 Net Increase (Decrease)........................              3              22
                                                  -------------    ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            152             281
 Redeemed.......................................           (225)           (178)
                                                  -------------    ------------
 Net Increase (Decrease)........................            (73)            103
                                                  -------------    ------------
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                  -------------    ------------
 Net Increase (Decrease)........................             --              --
                                                  -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                        INTERNATIONAL EQUITY*
                                                 -----------------------------------
                                                        2010              2009
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ 1,313,475       $   594,477
 Net realized gain (loss) on investments........    (4,485,469)       (5,111,204)
 Change in unrealized appreciation
  (depreciation) of investments.................     6,377,051        17,098,013
                                                   -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................     3,205,057        12,581,286
                                                   -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,107,773         5,936,223
  Transfers between funds including
   guaranteed interest account, net.............    (4,041,227)       (2,316,607)
  Transfers for contract benefits and
   terminations.................................    (3,417,117)       (2,248,167)
  Contract maintenance charges..................    (3,347,602)       (3,331,420)
                                                   -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (5,698,173)       (1,959,971)
                                                   -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --
                                                   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............    (2,493,116)       10,621,315
NET ASSETS -- BEGINNING OF PERIOD...............    54,596,875        43,975,560
                                                   -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $52,103,759       $54,596,875
                                                   ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             6                10
 Redeemed.......................................           (12)              (11)
                                                   -----------       -----------
 Net Increase (Decrease)........................            (6)               (1)
                                                   -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            50                50
 Redeemed.......................................           (85)              (69)
                                                   -----------       -----------
 Net Increase (Decrease)........................           (35)              (19)
                                                   -----------       -----------



                                                           MULTIMANAGER                      MULTIMANAGER
                                                      LARGE CAP CORE EQUITY*               LARGE CAP VALUE*
                                                 --------------------------------- ---------------------------------
                                                       2010             2009              2010             2009
                                                 ---------------- ---------------- ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    9,998        $   83,253       $   186,100      $    468,400
 Net realized gain (loss) on investments........      (254,164)         (523,360)       (3,362,074)       (5,018,316)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,119,543         2,325,522         7,222,090        11,008,272
                                                    ----------        ----------       -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       875,377         1,885,415         4,046,116         6,458,356
                                                    ----------        ----------       -----------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       875,017           794,448         3,322,542         3,673,908
  Transfers between funds including
   guaranteed interest account, net.............       351,274           176,193        (4,018,760)       (2,707,927)
  Transfers for contract benefits and
   terminations.................................      (430,964)         (430,795)       (1,773,116)       (1,368,017)
  Contract maintenance charges..................      (554,887)         (544,280)       (1,940,258)       (2,082,548)
                                                    ----------        ----------       -----------      ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       240,440            (4,434)       (4,409,592)       (2,484,584)
                                                    ----------        ----------       -----------      ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --                --                --
                                                    ----------        ----------       -----------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     1,115,817         1,880,981          (363,476)        3,973,772
NET ASSETS -- BEGINNING OF PERIOD...............     7,544,908         5,663,927        34,397,498        30,423,726
                                                    ----------        ----------       -----------      ------------
NET ASSETS -- END OF PERIOD.....................    $8,660,725        $7,544,908       $34,034,022      $ 34,397,498
                                                    ==========        ==========       ===========      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             2                 3                 6                10
 Redeemed.......................................            (4)               (3)               (9)              (10)
                                                    ----------        ----------       -----------      ------------
 Net Increase (Decrease)........................            (2)               --                (3)               --
                                                    ----------        ----------       -----------      ------------
UNIT ACTIVITY CLASS B
 Issued.........................................            11                12                23                37
 Redeemed.......................................            (7)              (13)              (56)              (62)
                                                    ----------        ----------       -----------      ------------
 Net Increase (Decrease)........................             4                (1)              (33)              (25)
                                                    ----------        ----------       -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP GROWTH*
                                                 -----------------------------------
                                                        2010              2009
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (98,876)      $   (83,784)
 Net realized gain (loss) on investments........      (984,723)       (3,443,322)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,670,774        11,650,276
                                                   -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................     6,587,175         8,123,170
                                                   -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     3,174,922         3,091,742
  Transfers between funds including
   guaranteed interest account, net.............    (1,482,128)       (1,225,849)
  Transfers for contract benefits and
   terminations.................................    (1,092,174)         (941,645)
  Contract maintenance charges..................    (2,773,031)       (2,211,924)
                                                   -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (2,172,411)       (1,287,676)
                                                   -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --
                                                   -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............     4,414,764         6,835,494
NET ASSETS -- BEGINNING OF PERIOD...............    26,405,370        19,569,876
                                                   -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $30,820,134       $26,405,370
                                                   ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             3                 5
 Redeemed.......................................            (8)               (5)
                                                   -----------       -----------
 Net Increase (Decrease)........................            (5)               --
                                                   -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................            38                44
 Redeemed.......................................           (52)              (57)
                                                   -----------       -----------
 Net Increase (Decrease)........................           (14)              (13)
                                                   -----------       -----------



                                                           MULTIMANAGER                      MULTIMANAGER
                                                          MID CAP VALUE*                  MULTI-SECTOR BOND*
                                                 --------------------------------- ---------------------------------
                                                        2010             2009            2010             2009
                                                 ----------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   242,735      $  1,178,260    $   3,112,939    $   5,654,682
 Net realized gain (loss) on investments........    (1,648,251)       (7,038,608)     (12,298,521)     (13,831,082)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,552,057        21,881,025       17,422,320       20,252,555
                                                   -----------      ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    12,146,541        16,020,677        8,236,738       12,076,155
                                                   -----------      ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     5,066,230         4,389,623       15,253,344       12,414,470
  Transfers between funds including
   guaranteed interest account, net.............    (3,488,029)       (1,199,936)     (13,032,306)      (9,094,248)
  Transfers for contract benefits and
   terminations.................................    (3,088,562)       (2,054,895)      (6,551,158)      (6,234,374)
  Contract maintenance charges..................    (2,719,214)       (2,626,217)      (9,391,909)     (10,244,117)
                                                   -----------      ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowner transactions.....................    (4,229,575)       (1,491,425)     (13,722,029)     (13,158,269)
                                                   -----------      ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................            --                --               --           20,000
                                                   -----------      ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     7,916,966        14,529,252       (5,485,291)      (1,062,114)
NET ASSETS -- BEGINNING OF PERIOD...............    52,112,320        37,583,068      132,594,951      133,657,065
                                                   -----------      ------------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................   $60,029,286      $ 52,112,320    $ 127,109,660    $ 132,594,951
                                                   ===========      ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            12                14              169               74
 Redeemed.......................................            (9)              (14)            (220)            (113)
                                                   -----------      ------------    -------------    -------------
 Net Increase (Decrease)........................             3                --              (51)             (39)
                                                   -----------      ------------    -------------    -------------
UNIT ACTIVITY CLASS B
 Issued.........................................            49                77               28               36
 Redeemed.......................................           (75)              (91)             (28)             (52)
                                                   -----------      ------------    -------------    -------------
 Net Increase (Decrease)........................           (26)              (14)              --              (16)
                                                   -----------      ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         MULTIMANAGER                     MULTIMANAGER
                                                       SMALL CAP GROWTH*                SMALL CAP VALUE*
                                                 ----------------------------- -----------------------------------
                                                      2010           2009             2010              2009
                                                 -------------- -------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (13,532)    $   (8,374)    $   (23,339)      $   190,463
 Net realized gain (loss) on investments........      163,806       (474,009)     (2,317,014)       (6,819,181)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,633,240      1,951,235       8,437,526        12,659,383
                                                   ----------     ----------     -----------       -----------
 Net Increase (decrease) in net assets from
  operations....................................    1,783,514      1,468,852       6,097,173         6,030,665
                                                   ----------     ----------     -----------       -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    1,118,571      1,123,473       3,067,500         3,571,592
  Transfers between funds including
   guaranteed interest account, net.............     (277,028)     1,037,559      (2,395,018)       (1,931,657)
  Transfers for contract benefits and
   terminations.................................     (161,266)      (149,490)     (1,427,396)       (1,668,841)
  Contract maintenance charges..................     (493,688)      (457,655)     (2,003,694)       (2,096,002)
                                                   ----------     ----------     -----------       -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      186,589      1,553,887      (2,758,608)       (2,124,908)
                                                   ----------     ----------     -----------       -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................           --             --              --                --
                                                   ----------     ----------     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS...............    1,970,103      3,022,739       3,338,565         3,905,757
NET ASSETS -- BEGINNING OF PERIOD...............    6,550,341      3,527,602      28,099,658        24,193,901
                                                   ----------     ----------     -----------       -----------
NET ASSETS -- END OF PERIOD.....................   $8,520,444     $6,550,341     $31,438,223       $28,099,658
                                                   ==========     ==========     ===========       ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           --             --              10                 9
 Redeemed.......................................           --             --             (14)               (8)
                                                   ----------     ----------     -----------       -----------
 Net Increase (Decrease)........................           --             --              (4)                1
                                                   ----------     ----------     -----------       -----------
UNIT ACTIVITY CLASS B
 Issued.........................................           32             52              34                34
 Redeemed.......................................          (31)           (31)            (48)              (51)
                                                   ----------     ----------     -----------       -----------
 Net Increase (Decrease)........................            1             21             (14)              (17)
                                                   ----------     ----------     -----------       -----------



                                                             MULTIMANAGER
                                                             TECHNOLOGY*
                                                 ------------------------------------
                                                        2010               2009
                                                 ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    (313,583)     $  (252,094)
 Net realized gain (loss) on investments........       3,968,080       (2,973,341)
 Change in unrealized appreciation
  (depreciation) of investments.................       8,418,185       31,282,209
                                                   -------------      -----------
 Net Increase (decrease) in net assets from
  operations....................................      12,072,682       28,056,774
                                                   -------------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,830,353        6,789,321
  Transfers between funds including
   guaranteed interest account, net.............      (9,488,438)       4,857,836
  Transfers for contract benefits and
   terminations.................................      (5,061,716)      (2,772,799)
  Contract maintenance charges..................      (4,527,287)      (4,400,300)
                                                   -------------      -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................     (11,247,088)       4,474,058
                                                   -------------      -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              --               --
                                                   -------------      -----------
INCREASE (DECREASE) IN NET ASSETS...............         825,594       32,530,832
NET ASSETS -- BEGINNING OF PERIOD...............      80,087,498       47,556,666
                                                   -------------      -----------
NET ASSETS -- END OF PERIOD.....................   $  80,913,092      $80,087,498
                                                   =============      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               6                9
 Redeemed.......................................             (10)              (5)
                                                   -------------      -----------
 Net Increase (Decrease)........................              (4)               4
                                                   -------------      -----------
UNIT ACTIVITY CLASS B
 Issued.........................................              80              165
 Redeemed.......................................            (155)            (139)
                                                   -------------      -----------
 Net Increase (Decrease)........................             (75)              26
                                                   -------------      -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     MUTUAL SHARES            NATURAL RESOURCES
                                                  SECURITIES FUND (l)             PORTFOLIO
                                                 --------------------- -------------------------------
                                                          2010               2010            2009
                                                 --------------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $   15,508         $     19,885    $     56,008
 Net realized gain (loss) on investments........          22,536            3,985,352      (3,059,600)
 Change in unrealized appreciation
  (depreciation) of investments.................         441,622            3,435,980      14,001,075
                                                      ----------         ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................         479,666            7,441,217      10,997,483
                                                      ----------         ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          62,186            3,176,620       1,046,147
  Transfers between funds including
   guaranteed interest account, net.............       6,707,063            2,569,426       6,071,042
  Transfers for contract benefits and
   terminations.................................         (69,870)          (3,526,695)       (192,091)
  Contract maintenance charges..................         (24,883)            (485,572)       (399,098)
                                                      ----------         ------------    ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................       6,674,496            1,733,779       6,526,000
                                                      ----------         ------------    ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              24                   87              --
                                                      ----------         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       7,154,186            9,175,083      17,523,483
NET ASSETS -- BEGINNING OF PERIOD...............              --           28,941,688      11,418,205
                                                      ----------         ------------    ------------
NET ASSETS -- END OF PERIOD.....................      $7,154,186         $ 38,116,771    $ 28,941,688
                                                      ==========         ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.........................................              --                   --              --
 Redeemed.......................................              --                   --              --
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              --                   --              --
                                                      ----------         ------------    ------------
UNIT ACTIVITY CLASS 2
 Issued.........................................              76                   --              --
 Redeemed.......................................              (3)                  --              --
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              73                   --              --
                                                      ----------         ------------    ------------
UNIT ACTIVITY CLASS II
 Issued.........................................              --                  265             230
 Redeemed.......................................              --                 (249)           (118)
                                                      ----------         ------------    ------------
 Net Increase (Decrease)........................              --                   16             112
                                                      ----------         ------------    ------------



                                                      PIMCO VARIABLE        PIMCO VARIABLE   PIMCO VARIABLE
                                                      INSURANCE TRUST      INSURANCE TRUST   INSURANCE TRUST
                                                  COMMODITYREALRETURN(R)     REAL RETURN      TOTAL RETURN
                                                  STRATEGY PORTFOLIO (l)    PORTFOLIO (l)     PORTFOLIO (l)
                                                 ------------------------ ----------------- ----------------
                                                           2010                  2010             2010
                                                 ------------------------ ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   80,463           $   93,995       $  1,016,225
 Net realized gain (loss) on investments........            55,289               19,935            273,522
 Change in unrealized appreciation
  (depreciation) of investments.................           153,372             (224,195)        (1,520,537)
                                                        ----------           ----------       ------------
 Net Increase (decrease) in net assets from
  operations....................................           289,124             (110,265)          (230,790)
                                                        ----------           ----------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........           115,451              692,746          1,850,874
  Transfers between funds including
   guaranteed interest account, net.............         2,633,388            8,852,167         36,127,221
  Transfers for contract benefits and
   terminations.................................           (23,599)             (16,581)          (314,167)
  Contract maintenance charges..................           (22,544)             (67,858)          (259,674)
                                                        ----------           ----------       ------------
Net increase (decrease) in net assets from
 contractowner transactions.....................         2,702,696            9,460,474         37,404,254
                                                        ----------           ----------       ------------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................                32                   59                524
                                                        ----------           ----------       ------------
INCREASE (DECREASE) IN NET ASSETS...............         2,991,852            9,350,268         37,173,988
NET ASSETS -- BEGINNING OF PERIOD...............                --                   --                 --
                                                        ----------           ----------       ------------
NET ASSETS -- END OF PERIOD.....................        $2,991,852           $9,350,268       $ 37,173,988
                                                        ==========           ==========       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.........................................                26                  137                424
 Redeemed.......................................                (2)                 (21)               (57)
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                24                  116                367
                                                        ---------            ----------       ------------
UNIT ACTIVITY CLASS 2
 Issued.........................................                --                   --                 --
 Redeemed.......................................                --                   --                 --
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                --                   --                 --
                                                        ----------           ----------       ------------
UNIT ACTIVITY CLASS II
 Issued.........................................                --                   --                 --
 Redeemed.......................................                --                   --                 --
                                                        ----------           ----------       ------------
 Net Increase (Decrease)........................                --                   --                 --
                                                        ----------           ----------       ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       T. ROWE PRICE
                                                    T. ROWE PRICE     HEALTH SCIENCES
                                                  EQUITY INCOME (l)    PORTFOLIO (l)
                                                 ------------------- -----------------
                                                         2010               2010
                                                 ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................     $   38,834            $     --
 Net realized gain (loss) on investments........         54,820               1,365
 Change in unrealized appreciation
  (depreciation) of investments.................        456,083              51,462
                                                     ----------            --------
 Net Increase (decrease) in net assets from
  operations....................................        549,737              52,827
                                                     ----------            --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        132,052             242,048
  Transfers between funds including
   guaranteed interest account, net.............      4,666,761             473,772
  Transfers for contract benefits and
   terminations.................................             (7)                 --
  Contract maintenance charges..................        (11,369)                 --
                                                     ----------            --------
Net increase (decrease) in net assets from
 contractowner transactions.....................      4,787,437             715,820
                                                     ----------            --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             83                  --
                                                     ----------            --------
INCREASE (DECREASE) IN NET ASSETS...............      5,337,257             768,647
NET ASSETS -- BEGINNING OF PERIOD...............            --                   --
                                                     ----------            --------
NET ASSETS -- END OF PERIOD.....................     $5,337,257            $768,647
                                                     ==========            ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             --                  --
 Redeemed.......................................             --                  --
                                                     ----------            --------
 Net Increase (Decrease)........................             --                  --
                                                     ----------            --------
UNIT ACTIVITY CLASS II
 Issued.........................................             60                   7
 Redeemed.......................................             (8)                 --
                                                     ----------            --------
 Net Increase (Decrease)........................             52                   7
                                                     ----------            --------



                                                          TARGET 2015                     TARGET 2025
                                                          ALLOCATION*                     ALLOCATION*
                                                 ------------------------------ -------------------------------
                                                       2010           2009           2010            2009
                                                 --------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $      88,747    $  119,947     $   93,798      $   59,493
 Net realized gain (loss) on investments........        301,793        59,479        341,263          12,881
 Change in unrealized appreciation
  (depreciation) of investments.................        118,868       232,985        (20,922)        159,770
                                                  -------------    ----------     ----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................        509,408       412,411        414,139         232,144
                                                  -------------    ----------     ----------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      1,194,302       160,610        554,311           5,952
  Transfers between funds including
   guaranteed interest account, net.............      2,534,896     1,873,642      5,250,576         763,953
  Transfers for contract benefits and
   terminations.................................     (1,148,179)      (26,172)      (501,765)           (358)
  Contract maintenance charges..................        (80,818)      (48,631)       (53,114)        (28,977)
                                                  -------------    ----------     ----------      ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................      2,500,201     1,959,449      5,250,008         740,570
                                                  -------------    ----------     ----------      ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................             --            --              8             (10)
                                                  -------------    ----------     ----------      ----------
INCREASE (DECREASE) IN NET ASSETS...............      3,009,609     2,371,860      5,664,155         972,704
NET ASSETS -- BEGINNING OF PERIOD...............      3,249,703       877,843      1,630,857         658,153
                                                  -------------    ----------     ----------      ----------
NET ASSETS -- END OF PERIOD.....................  $   6,259,312    $3,249,703     $7,295,012      $1,630,857
                                                  =============    ==========     ==========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             51            37             83              12
 Redeemed.......................................            (30)          (11)           (30)             (3)
                                                  -------------    ----------     ----------      ----------
 Net Increase (Decrease)........................             21            26             53               9
                                                  -------------    ----------     ----------      ----------
UNIT ACTIVITY CLASS II
 Issued.........................................             --            --             --              --
 Redeemed.......................................             --            --             --              --
                                                  -------------    ----------     ----------      ----------
 Net Increase (Decrease)........................             --            --             --              --
                                                  -------------    ----------     ----------      ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           TARGET 2035                    TARGET 2045
                                                           ALLOCATION*                    ALLOCATION*
                                                 ------------------------------- -----------------------------
                                                      2010            2009             2010           2009
                                                 -------------- ---------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   75,516      $   45,826        $   13,321       $ 11,189
 Net realized gain (loss) on investments........      200,210          26,215            (8,686)        55,709
 Change in unrealized appreciation
  (depreciation) of investments.................       84,191         110,993            47,889          2,279
                                                   ----------      ----------        ----------       --------
 Net Increase (decrease) in net assets from
  operations....................................      359,917         183,034            52,524         69,177
                                                   ----------      ----------        ----------       --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      630,825           2,258            56,555          8,331
  Transfers between funds including
   guaranteed interest account, net.............    4,985,281       1,019,710         1,016,207         74,551
  Transfers for contract benefits and
   terminations.................................     (597,459)             --           (23,154)            --
  Contract maintenance charges..................      (43,461)        (20,226)           (8,906)        (7,450)
                                                   ----------      ----------        ----------       --------
Net increase (decrease) in net assets from
 contractowner transactions.....................    4,975,186       1,001,742         1,040,702         75,432
                                                   ----------      ----------        ----------       --------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................           --              --                --             --
                                                   ----------      ----------        ----------       --------
INCREASE (DECREASE) IN NET ASSETS...............    5,335,103       1,184,776         1,093,226        144,609
NET ASSETS -- BEGINNING OF PERIOD...............    1,281,366          96,590           152,708          8,099
                                                   ----------      ----------        ----------       --------
NET ASSETS -- END OF PERIOD.....................   $6,616,469      $1,281,366        $1,245,934       $152,708
                                                   ==========      ==========        ==========       ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           69              15                18             19
 Redeemed.......................................          (18)             (2)               (7)           (16)
                                                   ----------      ----------        ----------       --------
 Net Increase (Decrease)........................           51              13                11              3
                                                   ----------      ----------        ----------       --------
UNIT ACTIVITY CLASS 2
 Issued.........................................           --              --                --             --
 Redeemed.......................................           --              --                --             --
                                                   ----------      ----------        ----------       --------
 Net Increase (Decrease)........................           --              --                --             --
                                                   ----------      ----------        ----------       --------



                                                       TEMPLETON             TEMPLETON
                                                   DEVELOPING MARKETS       GLOBAL BOND
                                                  SECURITIES FUND (l)   SECURITIES FUND (l)
                                                 --------------------- --------------------
                                                          2010                 2010
                                                 --------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................      $   (2,776)           $   (16,706)
 Net realized gain (loss) on investments........          27,965                179,564
 Change in unrealized appreciation
  (depreciation) of investments.................         297,560                351,880
                                                      ----------            -----------
 Net Increase (decrease) in net assets from
  operations....................................         322,749                514,738
                                                      ----------            -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         181,478              1,009,015
  Transfers between funds including
   guaranteed interest account, net.............       3,889,180             15,986,583
  Transfers for contract benefits and
   terminations.................................            (153)              (182,346)
  Contract maintenance charges..................         (36,359)              (183,906)
                                                      ----------            -----------
Net increase (decrease) in net assets from
 contractowner transactions.....................       4,034,146             16,629,346
                                                      ----------            -----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................              52                    601
                                                      ----------            -----------
INCREASE (DECREASE) IN NET ASSETS...............       4,356,947             17,144,685
NET ASSETS -- BEGINNING OF PERIOD...............              --                     --
                                                      ----------            -----------
NET ASSETS -- END OF PERIOD.....................      $4,356,947            $17,144,685
                                                      ==========            ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................              --                     --
 Redeemed.......................................              --                     --
                                                      ----------            -----------
 Net Increase (Decrease)........................              --                     --
                                                      ----------            -----------
UNIT ACTIVITY CLASS 2
 Issued.........................................              41                    201
 Redeemed.......................................              (3)                   (36)
                                                      ----------            -----------
 Net Increase (Decrease)........................              38                    165
                                                      ----------            -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         TEMPLETON            VAN ECK VIP             VANGUARD VARIABLE
                                                           GROWTH             GLOBAL HARD              INSURANCE FUND -
                                                    SECURITIES FUND (l)     ASSETS FUND (l)         EQUITY INDEX PORTFOLIO
                                                   ---------------------   -----------------   --------------------------------
                                                            2010                  2010               2010              2009
                                                   ---------------------   -----------------   ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   (430)             $   (2,249)        $   75,292        $   86,712
 Net realized gain (loss) on investments........           14,110                  15,138           (306,595)         (400,087)
 Change in unrealized appreciation
  (depreciation) of investments.................           36,015                 419,035          1,028,835         1,354,481
                                                         --------              ----------         ----------        ----------
 Net Increase (decrease) in net assets from
  operations....................................           49,695                 431,924            797,532         1,041,106
                                                         --------              ----------         ----------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          144,795                 223,228            945,342           868,952
  Transfers between funds including
   guaranteed interest account, net.............          135,904               3,447,109            (72,370)         (356,370)
  Transfers for contract benefits and
   terminations.................................               --                 (15,313)           (31,709)          (35,119)
  Contract maintenance charges..................           (4,179)                (22,157)          (516,831)         (515,603)
                                                         --------              ----------         ----------        ----------
Net increase (decrease) in net assets from
 contractowner transactions.....................          276,520               3,632,867            324,432           (38,140)
                                                         --------              ----------         ----------        ----------
Net increase (decrease) in amount retained by
 AXA in Separate Account FP.....................               --                      46                 --                --
                                                         --------              ----------         ----------        ----------
INCREASE (DECREASE) IN NET ASSETS...............          326,215               4,064,837          1,121,964         1,002,966
NET ASSETS -- BEGINNING OF PERIOD...............               --                      --          5,113,662         4,110,696
                                                         --------              ----------         ----------        ----------
NET ASSETS -- END OF PERIOD.....................         $326,215              $4,064,837         $6,235,626        $5,113,662
                                                         ========              ==========         ==========        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
 Issued.........................................               --                      38                 --                --
 Redeemed.......................................               --                      (3)                --                --
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................               --                      35                 --                --
                                                         --------              ----------         ----------        ----------
UNIT ACTIVITY CLASS 2
 Issued.........................................                5                      --                 --                --
 Redeemed.......................................               (2)                     --                 --                --
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................                3                      --                 --                --
                                                         --------              ----------         ----------        ----------
UNIT ACTIVITY INVESTOR SHARE
 Issued.........................................               --                      --                 12                10
 Redeemed.......................................               --                      --                 (9)              (10)
                                                         --------              ----------         ----------        ----------
 Net Increase (Decrease)........................               --                      --                  3                --
                                                         --------              ----------         ----------        ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(g) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(h) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(i) Units were made available for sale on May 1, 2009.
(j) Units were made available for sale on September 18, 2009.
(k) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(l) Units were made available for sale on May 24, 2010.


The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, Profunds, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (Collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------
o American Century VP Mid Cap Value

AXA PREMIER VIP TRUST*
----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation

BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------
o BlackRock Global Allocation V.I.

EQ ADVISORS TRUST*
------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Continued)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------
o Fidelity(R) VIP Asset Manager: Growth Portfolio
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Equity-Income Portfolio
o Fidelity(R) VIP Growth & Income Portfolio
o Fidelity(R) VIP High Income Portfolio
o Fidelity(R) VIP Investment Grade Bond Portfolio
o Fidelity(R) VIP Mid Cap Portfolio
o Fidelity(R) VIP Money Market Portfolio
o Fidelity(R) VIP Value Portfolio
o Fidelity(R) VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
o Franklin Rising Dividends Securities
o Franklin Small Cap Value Securities
o Franklin Strategic Income Securities Fund
o Mutual Shares Securities Fund
o Templeton Developing Markets Securities Fund
o Templeton Global Bond Securities Fund
o Templeton Growth Securities Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST -
VARIABLE INSURANCE PORTFOLIOS
----------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

INVESCO VARIABLE INSURANCE FUNDS
--------------------------------
o Invesco V.I. Financial Services Fund
o Invesco V.I. Global Real Estate Fund
o Invesco V.I. International Growth Fund
o Invesco V.I. Mid Cap Core Equity Fund
o Invesco V.I. Small Cap Equity Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
---------------------------------------
o Ivy Funds VIP Dividend Opportunities
o Ivy Funds VIP Energy
o Ivy Funds VIP Mid Cap Growth
o Ivy Funds VIP Science and Technology
o Ivy Funds VIP Small Cap Growth

LAZARD RETIREMENT SERIES, INC.
------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

MFS(R) VARIABLE INSURANCE TRUST
-------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Utilities Series

PIMCO VARIABLE INSURANCE TRUST
------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio
o PIMCO Variable Insurance Trust Real Return Portfolio
o PIMCO Variable Insurance Trust Total Return Portfolio

PROFUNDS
--------
o ProFund VP Bear**

T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------
o T. Rowe Price Equity Income
o T. Rowe Price Health Sciences Portfolio

THE PRUDENTIAL SERIES FUND
--------------------------
o Natural Resources Portfolio

VAN ECK VIP TRUST
-----------------
o Van Eck VIP Global Hard Assets Fund

VANGUARD
--------
o Vanguard Variable Insurance Fund - Equity Index

----------
(1)  Formerly known as EQ/Van Kampen Mid Cap Growth
(2)  Formerly known as EQ/Evergreen Omega

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
** Fund is only included on the list of Variable Investment Options included in the Account. Although available for sale on 05/24/2010, there were no purchases for 2010. With zero balance and no activity to report, the fund is excluded from all other sections of the financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):
o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life(R) Optimizer
o Incentive Life Optimizer II
o Incentive Life Plus(SM)
o Incentive Life Plus Original Series
o Paramount Life
o IL Legacy
o IL Legacy II
o IL Protector(SM)
o Incentive Life COLI
o Incentive Life COLI '04
o Champion 2000
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o Survivorship Incentive Life(R) Legacy
o SP-Flex
o Corporate Owned Incentive Life(R)

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of Contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                 PURCHASES         SALES
                                              --------------  --------------
All Asset Allocation.........................  $  1,767,904    $    152,821
American Century VP Mid Cap Value............    12,643,853       2,292,761
AXA Aggressive Allocation....................    29,620,070      22,739,810
AXA Balanced Strategy........................     1,903,435         303,905
AXA Conservative Allocation..................    20,979,106      27,078,145
AXA Conservative Growth Strategy.............       514,734          24,395
AXA Conservative-PLUS Allocation.............    19,466,304      27,637,794
AXA Conservatve Strategy.....................     1,023,062         326,889
AXA Growth Strategy..........................     2,185,225         277,938
AXA Moderate Allocation......................   104,837,195     136,361,012
AXA Moderate Growth Strategy.................     6,608,491         918,650
AXA Moderate-PLUS Allocation.................    75,131,090      41,191,109
AXA Tactical Manager 2000....................       674,949         123,444
AXA Tactical Manager 400.....................       757,394          38,900
AXA Tactical Manager 500.....................       604,428          42,109
AXA Tactical Manager International...........       621,727         119,276
BlackRock Global Allocation V.I. Fund........     1,802,908         438,296
EQ/AllianceBernstein International...........    26,319,323      67,102,920
EQ/AllianceBernstein Small Cap Growth........    16,260,809      26,964,842
EQ/BlackRock Basic Value Equity..............    36,247,869      27,293,159
EQ/BlackRock International Value.............    18,592,988      32,909,855
EQ/Boston Advisory Equity Income.............     2,397,930       2,321,520
EQ/Calvert Socially Responsible..............       207,610         161,060
EQ/Capital Guardian Growth...................     1,076,117       1,991,390
EQ/Capital Guardian Research.................     4,975,454      15,808,590
EQ/Common Stock Index........................    47,165,998     168,018,082
EQ/Core Bond Index...........................    14,514,433      14,597,942
EQ/Equity 500 Index..........................    65,112,456      91,633,051
EQ/Equity Growth PLUS........................     7,734,108      27,639,831
EQ/GAMCO Mergers & Acquisitions..............     5,724,154       3,051,977
EQ/GAMCO Small Company Value.................    36,924,756      12,347,354
EQ/Global Bond PLUS..........................    24,430,547      24,644,926
EQ/Global Multi-Sector Equity................    33,973,780      68,181,300
EQ/Intermediate Government Bond Index........    30,974,956      43,614,813

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Continued)


                                                               PURCHASES         SALES
                                                            --------------  --------------
EQ/International Core PLUS.................................  $ 11,780,710    $  9,303,508
EQ/International Growth....................................    10,935,732       7,140,625
EQ/JPMorgan Value Opportunities............................     5,658,769       8,128,234
EQ/Large Cap Core PLUS.....................................     2,342,499       3,450,224
EQ/Large Cap Growth Index..................................     9,933,958      18,125,853
EQ/Large Cap Growth PLUS...................................     6,961,839      22,148,880
EQ/Large Cap Value Index...................................     2,133,360         925,836
EQ/Large Cap Value PLUS....................................    14,561,664      67,922,973
EQ/Lord Abbett Growth and Income...........................     2,241,085       1,195,210
EQ/Lord Abbett Large Cap Core..............................    11,452,089       3,678,307
EQ/Mid Cap Index...........................................    12,313,090      17,499,154
EQ/Mid Cap Value PLUS......................................    12,542,940      47,729,207
EQ/Money Market............................................   183,221,077     270,066,891
EQ/Montag & Caldwell Growth................................    13,869,485       6,788,277
EQ/Morgan Stanley Mid Cap Growth...........................    19,010,593      10,071,477
EQ/Pimco Ultra Short Bond..................................    32,184,664      36,499,802
EQ/Quality Bond PLUS.......................................    40,149,160      57,294,364
EQ/Small Company Index.....................................    11,653,758      11,046,220
EQ/T. Rowe Price Growth Stock..............................    11,169,168      11,177,010
EQ/UBS Growth and Income...................................     1,719,970       1,629,648
EQ/Van Kampen Comstock.....................................     1,790,528         597,958
EQ/Wells Fargo Advantage Omega Growth......................    32,838,700       9,902,558
Fidelity(R) VIP Asset Manger: Growth Portfolio.............     1,628,635       4,742,996
Fidelity(R) VIP Contrafund(R) Portfolio....................    15,546,730      14,586,364
Fidelity(R) VIP Equity-Income Portfolio....................     1,473,465       2,776,858
Fidelity(R) VIP Growth & Income Portfolio..................     2,667,455       3,598,665
Fidelity(R) VIP High Income Portfoliio.....................    13,309,566      12,058,555
Fidelity(R) VIP Investment Grade Bond Portfolio............    14,644,901      13,191,223
Fidelity(R) VIP Mid Cap Portfolio..........................    19,945,360       7,654,517
Fidelity(R) VIP Money Market Portfolio.....................     4,340,432      16,810,404
Fidelity(R) VIP Value Portfolio............................     4,608,227       5,410,461
Fidelity(R) VIP Value Strategies Portfolio.................     3,639,260       5,531,611
Franklin Rising Dividends Securities.......................    17,570,948         751,136
Franklin Small Cap Value Securities........................       683,470         114,345
Frankllin Strategic Income Securities Fund.................     5,343,116         899,026
Goldman Sachs VIT Mid Cap Value Fund.......................     3,843,820         553,120
Invesco V.I. Financial Services Fund.......................     1,274,866         912,014
Invesco V.I. Global Real Estate Fund.......................     3,859,629         210,266
Invesco V.I. International Growth Fund.....................     6,597,325         358,586
Invesco V.I. Mid Cap Core Equity Fund......................     1,384,021         500,987
Invesco V.I. Small Cap Equity Fund.........................       460,349         118,043
Ivy Funds VIP Dividend Opportunities.......................     1,143,896           2,047
Ivy Funds VIP Energy.......................................     1,451,388         323,415
Ivy Funds VIP Mid Cap Growth...............................     3,585,181         205,349
Ivy Funds VIP Science and Technology.......................     4,018,159         562,225
Ivy Funds VIP Small Cap Growth.............................     1,890,216         209,073
Lazard Retirement Emerging Markets Equity Portfolio........    26,530,812       1,899,858
MFS(R) International Value Portfolio.......................    22,237,250       2,364,162
MFS(R) Investors Growth Stock Series.......................       556,008          14,555
MFS(R) Investors Trust Series..............................        90,298          32,517
MFS(R) Utilities Series....................................       107,973           1,719
Multimanager Aggressive Equity.............................    28,552,850      46,612,938
Multimanager Core Bond.....................................    31,946,073      38,776,121
Multimanager International Equity..........................     9,220,242      13,604,908
Multimanager Large Cap Core Equity.........................     1,634,161       1,383,610

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                                                                 PURCHASES        SALES
                                                                               -------------  -------------
Multimanager Large Cap Value..................................................  $ 4,191,494    $ 8,416,051
Multimanager Mid Cap Growth...................................................    4,699,961      6,971,118
Multimanager Mid Cap Value....................................................    8,828,698     12,815,856
Multimanager Multi-Sector Bond................................................   38,994,093     49,610,387
Multimanager Small Cap Growth.................................................    2,879,615      2,707,028
Multimanager Small Cap Value..................................................    7,423,237     10,205,658
Multimanager Technology.......................................................   12,127,647     23,694,258
Mutual Shares Securities Fund.................................................    7,020,908        330,905
Natural Resources Portfoliio..................................................   21,687,444     19,933,782
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio......    3,080,820        253,918
PIMCO Variable Insurance Trust Real Return Portfolio..........................   10,989,035      1,425,408
PIMCO Variable Insurance Trust Total Return Portfolio.........................   42,931,253      4,208,427
T. Rowe Price Equity Income...................................................    5,618,260        791,990
T. Rowe Price Health Sciences Portfolio.......................................      729,020         13,200
Target 2015 Allocation........................................................    5,309,273      2,685,387
Target 2025 Allocation........................................................    8,325,870      2,970,632
Target 2035 Allocation........................................................    6,806,223      1,739,828
Target 2045 Allocation........................................................    1,668,280        609,692
Templeton Developing Markets Securities Fund..................................    4,342,339        310,969
Templeton Global Bond Securities Fund.........................................   20,372,589      3,758,651
Templeton Growth Securities Fund..............................................      470,758        194,671
Van Eck VIP Global Hard Assets Fund...........................................    3,874,933        244,315
Vanguard Variable Insurance Fund - Equity Index Portfolio.....................    1,420,947        960,982

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of The Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Expenses and Related Party Transactions (Concluded)

Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


--------------------------------------------------------------------------------------------------
                                  REMOVED PORTFOLIO                SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010               MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A                   1,797,726                        13,844,070
Value -- Class A                  $      7.88                      $      23.83
Shares -- Class B                     422,792                           898,572
Value -- Class B                  $      7.72                      $      23.38
Net Assets Before Substitution    $17,430,035                      $333,482,766
Net Assets After Substitution     $        --                      $350,912,801
--------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Continued)


----------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009        EQ/ARIEL APPRECIATION II                EQ/MID CAP VALUE PLUS
                           EQ/LORD ABBETT MID CAP VALUE
                           EQ/VAN KAMPEN REAL ESTATE
----------------------------------------------------------------------------------------------------
                           EQ/ARIEL APPRECIATION II
Shares -- Class A              316,009
Value -- Class A           $      9.38
Shares -- Class B               50,411
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,438,028
Net Assets After Merger    $        --
                           EQ/LORD ABBETT MID CAP VALUE
Shares -- Class A            1,604,414
Value -- Class A           $      7.92
Shares -- Class B              117,759
Value -- Class B           $      7.93
Net Assets Before Merger   $13,640,788
Net Assets After Merger    $        --
                           EQ/VAN KAMPEN REAL ESTATE
Shares -- Class A            6,725,545                               27,541,666
Value -- Class A           $      5.48                             $       7.83
Shares -- Class B              510,838                                  785,654
Value -- Class B           $      5.48                             $       7.74
Net Assets Before Merger   $39,655,379                             $164,998,012
Net Assets After Merger    $        --                             $221,732,207
----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009        EQ/AXA ROSENBERG VALUE LONG/SHORT       EQ/PIMCO ULTRA SHORT BOND
                           EQUITY
                           EQ/SHORT DURATION BOND
----------------------------------------------------------------------------------------------------
                           EQ/AXA ROSENBERG VALUE LONG/SHORT
                           EQUITY
Shares -- Class A              594,116
Value -- Class A           $      8.63
Shares -- Class B              349,713
Value -- Class B           $      8.60
Net Assets Before Merger   $ 8,134,753
Net Assets After Merger    $        --
                           EQ/SHORT DURATION BOND
Shares -- Class A              414,390                                3,489,285
Value -- Class A           $      9.12                             $       9.95
Shares -- Class B              177,824                                1,733,884
Value -- Class B           $      9.13                             $       9.95
Net Assets Before Merger   $ 5,401,645                             $ 38,445,299
Net Assets After Merger    $        --                             $ 51,981,697
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009         MULTIMANAGER HEALTH CARE               MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
Shares -- Class A            2,349,607                               14,641,928
Value -- Class A           $      9.21                             $      22.08
Shares -- Class B              657,157                                  812,579
Value -- Class B           $      9.02                             $      21.67
Net Assets Before Merger   $27,567,437                             $313,355,842
Net Assets After Merger    $        --                             $340,923,279
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Continued)


---------------------------------------------------------------------------------------
                            REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND    EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------
Shares -- Class B            1,058,150                             3,202,885
Value -- Class B            $     3.99                           $      9.19
Net Assets Before Merger    $4,222,019                           $25,212,495
Net Assets After Merger     $       --                           $29,434,514
---------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/LONG TERM BOND                    EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------
Shares -- Class A              195,111                             3,546,318
Value -- Class A            $    12.74                           $      9.62
Shares -- Class B              137,831                             2,203,215
Value -- Class B            $    12.74                           $      9.62
Net Assets Before Merger    $4,241,681                           $51,090,302
Net Assets After Merger     $       --                           $55,331,983

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                             MORTALITY AND EXPENSE       MORTALITY     ADMINISTRATIVE     TOTAL
                                                          --------------------------- --------------- ---------------- ----------
Accumulator Life.........................................        varies (b)(d)           varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000......................          0.60% (a)                  --              --           0.60%
Incentive Life '02.......................................        varies (b)(g)                --              --           0.80%
Incentive Life '06.......................................          0.85%(b)(e)                --              --           0.85%
Survivorship Incentive Life '02..........................          0.90%(b)(m)                --              --           0.90%
Paramount Life...........................................          0.60%(a)                   --              --           0.60%
Incentive Life Plus Original Series......................          0.60%(b)                   --              --           0.60%
Incentive Life COLI......................................          0.60%(b)                   --              --           0.60%
Incentive Life COLI '04..................................          0.75%(b)(c)                --              --           0.75%
Survivorship Incentive Life 1999.........................          0.60%(a)                   --              --           0.60%
Survivorship 2000........................................          0.90%(a)                   --              --           0.90%
IL Legacy................................................          1.75%(b)(h)                --              --           1.75%
IL Legacy II.............................................          0.85%(b)(i)(l)             --              --           0.85%
IL Protector.............................................          0.80%(a)                   --              --           0.80%
SP-Flex..................................................          0.85%(a)                 0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................          0.85%(b)(e)(l)         --              --               0.85%
Incentive Life Optimizer II..............................          0.85%(b)(e)(l)         --              --               0.85%
Survivorship Incentive Life(R) Legacy....................          0.55%(b)(j)            --              --               0.55%
Corporate Owned Incentive Life(R)........................          0.35%(b)(k)            --              --               0.35%

----------------------

(a) Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.

(c) Policy years 1-5 0.75% (1.00% maximum)
    Policy years 6-20 0.55% (0.75% maximum)
    Policy years 21+ 0.35% (0.50% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
    Policy years 11+ 0.30% to 0.50% maximum

(e) Policy years 1-8 0.85% (1.00% maximum)
    Policy years 9-10 0.00% (1.00% maximum)
    Policy years 11+ 0.00% (0.50% maximum)

(f) Policy years 1-10 0.72% to 1.73%
    Policy years 11+ 0.11% to 0.32%

(g) Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)

(h) Policy years 1-10 1.75% (maximum and current)
    Policy years 11-20 0.25% (0.50% maximum)
    Policy Years 21+ 0.00% (0.50% maximum)

(i) Policy years 1-15 0.85% (maximum and current)
    Policy years 16+ 0.00% (0.85% maximum)
    For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j) Policy years 1-15 0.55% (maximum and current)
    Policy years 16+ 0.05% (0.55% maximum)
    For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k) Policy years 1-10 0.35% (0.50% maximum)
    Policy years 11+ 0.10% (0.35% maximum)

(l) For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.

(m) Policy year 1-15 0.90% (maximum)
    Policy year 16+ 60% or 30% depending (90% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
(2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL Optimizer, IL Optimizer II, and IL Legacy II policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


CHARGES                                      WHEN CHARGE IS DEDUCTED
------------------------------------------- -------------------------
Riders                                      Monthly

Death Benefit Guarantee (Guaranteed         Monthly
Minimum Death Benefit Charge)

Charge for State and Local Tax Expense      At time of premium
                                            payment

Charge for Federal Tax Expenses             At time of premium
                                            payment

Premium Charge                              At time of premium
                                            payment

Monthly administrative charges              Monthly

Cost of Insurance (COI) and Rating          Monthly
charge

Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on Contract

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year



CHARGES                                                          AMOUNT DEDUCTED                           HOW DEDUCTED
------------------------------------------- -------------------------------------------------------- -----------------------
Riders                                      Amount varies depending on the specifics of your         Unit liquidation from
                                            policy. Depending on the rider, may be additional        account value
                                            charges deducted from premiums.

Death Benefit Guarantee (Guaranteed         LOW - $0.01 for each $1,000 of face amount of            Unit liquidation from
Minimum Death Benefit Charge)               the policy.                                              account value

                                            HIGH - $0.02 for each $1,000 of face amount of
                                            the policy.

Charge for State and Local Tax Expense      Varies by state of residence of insured person.          Deducted from
                                                                                                     premium

Charge for Federal Tax Expenses             1.25%                                                    Deducted from
                                                                                                     premium

Premium Charge                              Depending on the policy, varies from a flat fee of $2    Deducted from
                                            to $250 to a range of 2.25% to 30% on premiums           premium

Monthly administrative charges              LOW - $5 per month                                       Unit liquidation from
                                                                                                     account value
                                            HIGH - Depending on face amount, policyholder
                                            age at issue and policy year, up to $55 per month.

                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            $ 0.70

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.        Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge             account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges if applicable is set     Unit liquidation from
face amount of policy during the first 10   forth in your policy.                                    account value
or 15 years depending on Contract

Partial Withdrawal                          $25 ( or if less, 2% of the withdrawal), if applicable   Unit liquidation from
                                                                                                     account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not           Unit liquidation from
                                            more than $250 in total), if applicable                  account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which          Unit liquidation from
                                            after the third year declines if applicable              account value

                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          LOW - $25 after 12 transfers if applicable               Unit liquidation from
per policy year                                                                                      account value
                                            HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
ALL ASSET ALLOCATION
--------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 108.07             --                 --            --           17.91%
         Highest contract charge 0.90% Class B (y)   $ 107.40             --                 --            --           17.27%
         All contract charges                              --             15            $ 1,660          4.25%             --
AMERICAN CENTURY
----------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class II (y)   $ 106.72             --                 --            --           18.21%
         Highest contract charge 0.90% Class II (y)  $ 106.06             --                 --            --           17.57%
         All contract charges                              --            107            $11,195          2.28%             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 147.57             --                 --            --           13.36%
         Highest contract charge 0.90% Class A       $ 138.21             --                 --            --           12.34%
         All contract charges                              --            517            $73,607          1.76%             --
  2009   Lowest contract charge 0.00% Class A        $ 130.17             --                 --            --           27.60%
         Highest contract charge 0.90% Class A       $ 123.02             --                 --            --           26.45%
         All contract charges                              --            541            $68,292          1.23%             --
  2008   Lowest contract charge 0.00% Class A        $ 102.02             --                 --            --          (39.04)%
         Highest contract charge 0.90% Class A       $  97.29             --                 --            --          (39.59)%
         All contract charges                              --            557            $55,039          1.79%             --
  2007   Lowest contract charge 0.00% Class A        $ 167.36             --                 --            --            6.44%
         Highest contract charge 0.90% Class A       $ 161.05             --                 --            --            5.47%
         All contract charges                              --            458            $75,012          3.31%             --
  2006   Lowest contract charge 0.00% Class A        $ 157.24             --                 --            --           18.18%
         Highest contract charge 0.90% Class A       $ 152.70             --                 --            --           17.12%
         All contract charges                              --            233            $36,082          3.64%             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $ 144.93             --                 --            --           13.08%
         Highest contract charge 0.90% Class B       $ 135.74             --                 --            --           12.06%
         All contract charges                              --            383            $55,053          1.76%             --
  2009   Lowest contract charge 0.00% Class B        $ 128.17             --                 --            --           27.28%
         Highest contract charge 0.90% Class B       $ 121.13             --                 --            --           26.13%
         All contract charges                              --            342            $43,394          1.23%             --
  2008   Lowest contract charge 0.00% Class B        $ 100.70             --                 --            --          (39.19)%
         Highest contract charge 0.90% Class B       $  96.03             --                 --            --          (39.74)%
         All contract charges                              --            242            $24,066          1.79%             --
  2007   Lowest contract charge 0.00% Class B        $ 165.60             --                 --            --            6.17%
         Highest contract charge 0.90% Class B       $ 159.36             --                 --            --            5.21%
         All contract charges                              --            140            $22,756          3.31%             --
  2006   Lowest contract charge 0.00% Class B        $ 155.98             --                 --            --           17.90%
         Highest contract charge 0.90% Class B       $ 151.47             --                 --            --           16.84%
         All contract charges                              --             68            $10,432          3.64%             --
AXA BALANCED STRATEGY
---------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)    $ 111.97             --                 --            --           10.05%
         Highest contract charge 0.00% Class B (w)   $ 111.97             --                 --            --           10.05%
         All contract charges                              --             15            $ 1,657          4.46%             --
  2009   Lowest contract charge 0.00% Class B (w)    $ 101.74             --                 --            --            1.85%
         Highest contract charge 0.00% Class B (w)   $ 101.74             --                 --            --            1.85%
         All contract charges                              --             --            $     8          3.59%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                      UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                   FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 133.75             --                 --            --            7.54%
         Highest contract charge 0.90% Class A      $ 125.26             --                 --            --            6.57%
         All contract charges                             --            165            $20,469          2.30%             --
  2009   Lowest contract charge 0.00% Class A       $ 124.37             --                 --            --           10.10%
         Highest contract charge 0.90% Class A      $ 117.54             --                 --            --            9.11%
         All contract charges                             --            235            $28,315          3.52%             --
  2008   Lowest contract charge 0.00% Class A       $ 112.96             --                 --            --          (10.80)%
         Highest contract charge 0.90% Class A      $ 107.73             --                 --            --          (11.60)%
         All contract charges                             --            122            $13,469          5.91%             --
  2007   Lowest contract charge 0.00% Class A       $ 126.63             --                 --            --            6.07%
         Highest contract charge 0.90% Class A      $ 121.86             --                 --            --            5.11%
         All contract charges                             --             73            $ 9,013          4.70%             --
  2006   Lowest contract charge 0.00% Class A       $ 119.38             --                 --            --            6.64%
         Highest contract charge 0.90% Class A      $ 115.93             --                 --            --            5.68%
         All contract charges                             --             37            $ 4,339          4.65%             --
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 131.35             --                 --            --            7.27%
         Highest contract charge 0.90% Class B      $ 123.01             --                 --            --            6.30%
         All contract charges                             --             68            $ 8,753          2.30%             --
  2009   Lowest contract charge 0.00% Class B       $ 122.45             --                 --            --            9.83%
         Highest contract charge 0.90% Class B      $ 115.72             --                 --            --            8.84%
         All contract charges                             --             57            $ 6,849          3.52%             --
  2008   Lowest contract charge 0.00% Class B       $ 111.49             --                 --            --          (11.01)%
         Highest contract charge 0.90% Class B      $ 106.32             --                 --            --          (11.82)%
         All contract charges                             --             33            $ 3,580          5.91%             --
  2007   Lowest contract charge 0.00% Class B       $ 125.29             --                 --            --            5.80%
         Highest contract charge 0.90% Class B      $ 120.57             --                 --            --            4.85%
         All contract charges                             --             12            $ 1,457          4.70%             --
  2006   Lowest contract charge 0.00% Class B       $ 118.42             --                 --            --            6.37%
         Highest contract charge 0.90% Class B      $ 115.00             --                 --            --            5.42%
         All contract charges                             --              7            $   896          4.65%             --
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 110.78             --                 --            --            9.15%
         Highest contract charge 0.00% Class B (w)  $ 110.78             --                 --            --            9.15%
         All contract charges                             --              5            $   506          3.58%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 101.49             --                 --            --            1.63%
         Highest contract charge 0.00% Class B (w)  $ 101.49             --                 --            --            1.63%
         All contract charges                             --             --            $     8          4.28%             --
AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 108.15             --                 --            --            7.28%
         Highest contract charge 0.00% Class B (w)  $ 108.15             --                 --            --            7.28%
         All contract charges                             --              6            $   696          3.35%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 100.81             --                 --            --            1.00%
         Highest contract charge 0.00% Class B (w)  $ 100.81             --                 --            --            1.00%
         All contract charges                             --             --            $     1          5.24%             --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 136.56             --                 --            --            9.34%
         Highest contract charge 0.90% Class A      $ 127.89             --                 --            --            8.36%
         All contract charges                             --            206            $25,053          1.91%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------------
                                                       UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                    FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                  ------------ -------------------- ------------ ---------------- -------------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 124.89              --                 --           --           14.70%
         Highest contract charge 0.90% Class A     $ 118.03              --                 --           --           13.67%
         All contract charges                            --             283         $   33,330         3.39%             --
  2008   Lowest contract charge 0.00% Class A      $ 108.88              --                 --           --          (19.22)%
         Highest contract charge 0.90% Class A     $ 103.83              --                 --           --          (19.95)%
         All contract charges                            --             126         $   13,363         4.59%             --
  2007   Lowest contract charge 0.00% Class A      $ 134.79              --                 --           --            5.75%
         Highest contract charge 0.90% Class A     $ 129.71              --                 --           --            4.80%
         All contract charges                            --              82         $   10,940         4.42%             --
  2006   Lowest contract charge 0.00% Class A      $ 127.46              --                 --           --            9.03%
         Highest contract charge 0.90% Class A     $ 123.77              --                 --           --            8.05%
         All contract charges                            --              44         $    5,540         3.91%             --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 134.11              --                 --           --            9.07%
         Highest contract charge 0.90% Class B     $ 125.60              --                 --           --            8.09%
         All contract charges                            --              98         $   12,914         1.91%             --
  2009   Lowest contract charge 0.00% Class B      $ 122.96              --                 --           --           14.42%
         Highest contract charge 0.90% Class B     $ 116.20              --                 --           --           13.39%
         All contract charges                            --              91         $   10,952         3.39%             --
  2008   Lowest contract charge 0.00% Class B      $ 107.46              --                 --           --          (19.43)%
         Highest contract charge 0.90% Class B     $ 102.48              --                 --           --          (20.15)%
         All contract charges                            --              54         $    5,770         4.59%             --
  2007   Lowest contract charge 0.00% Class B      $ 133.37              --                 --           --            5.49%
         Highest contract charge 0.90% Class B     $ 128.34              --                 --           --            4.54%
         All contract charges                            --              15         $    1,965         4.42%             --
  2006   Lowest contract charge 0.00% Class B      $ 126.43              --                 --           --            8.76%
         Highest contract charge 0.90% Class B     $ 122.77              --                 --           --            7.78%
         All contract charges                            --               7         $      836         3.91%             --
AXA GROWTH STRATEGY
-------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w ) $ 114.36              --                 --           --           11.69%
         Highest contract charge 0.00% Class B (w) $ 114.36              --                 --           --           11.69%
         All contract charges                           --              19         $    2,172         3.11%             --
  2009   Lowest contract charge 0.00% Class B (w)  $ 102.40              --                 --           --            2.45%
         Highest contract charge 0.00% Class B (w) $ 102.40              --                 --           --            2.45%
         All contract charges                            --               2         $      159         2.86%             --
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 287.23              --                 --           --           10.18%
         Highest contract charge 0.90% Class A     $ 263.57              --                 --           --            9.19%
         All contract charges                            --           2,084         $1,030,819         2.31%             --
  2009   Lowest contract charge 0.00% Class A      $ 260.68              --                 --           --           17.30%
         Highest contract charge 0.90% Class A     $ 241.38              --                 --           --           16.25%
         All contract charges                            --           2,251         $1,030,287         1.61%             --
  2008   Lowest contract charge 0.00% Class A      $ 222.23              --                 --           --          (24.29)%
         Highest contract charge 0.90% Class A     $ 207.64              --                 --           --          (24.97)%
         All contract charges                            --           2,411         $  962,519         3.66%             --
  2007   Lowest contract charge 0.00% Class A      $ 293.51              --                 --           --            6.54%
         Highest contract charge 0.90% Class A     $ 276.73              --                 --           --            5.58%
         All contract charges                            --           2,592         $1,387,781         3.32%             --
  2006   Lowest contract charge 0.00% Class A      $ 275.48              --                 --           --           10.60%
         Highest contract charge 0.90% Class A     $ 262.11              --                 --           --            9.60%
         All contract charges                            --           2,735         $1,392,978         2.87%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                              YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------------
                                                        UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                     FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                   ------------ -------------------- ------------ ---------------- -------------
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 141.78              --                --            --            9.91%
         Highest contract charge 0.90% Class B      $ 142.39              --                --            --            8.92%
         All contract charges                             --           1,031          $142,138          2.31%             --
  2009   Lowest contract charge 0.00% Class B       $ 128.99              --                --            --           17.01%
         Highest contract charge 0.90% Class B      $ 130.72              --                --            --           15.96%
         All contract charges                             --             926          $116,123          1.61%             --
  2008   Lowest contract charge 0.00% Class B       $ 110.24              --                --            --          (24.47)%
         Highest contract charge 0.90% Class B      $ 112.73              --                --            --          (25.16)%
         All contract charges                             --             772          $ 82,571          3.66%             --
  2007   Lowest contract charge 0.00% Class B       $ 145.96              --                --            --            6.27%
         Highest contract charge 0.90% Class B      $ 150.62              --                --            --            5.31%
         All contract charges                             --             685          $ 96,133          3.32%             --
  2006   Lowest contract charge 0.00% Class B       $ 137.35              --                --            --           10.32%
         Highest contract charge 0.90% Class B      $ 143.03              --                --            --            9.33%
         All contract charges                             --             638          $ 85,631          2.87%             --
AXA MODERATE GROWTH STRATEGY
----------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (w)   $ 113.12              --                --            --           10.87%
         Highest contract charge 0.00% Class B (w)  $ 113.12              --                --            --           10.87%
         All contract charges                             --              89          $ 10,098          1.88%             --
  2009   Lowest contract charge 0.00% Class B (w)   $ 102.03              --                --            --            2.11%
         Highest contract charge 0.00% Class B (w)  $ 102.03              --                --            --            2.11%
         All contract charges                             --              37          $  3,816          1.64%             --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A       $ 148.58              --                --            --           11.83%
         Highest contract charge 0.90% Class A      $ 139.16              --                --            --           10.82%
         All contract charges                             --           1,603          $226,810          1.93%             --
  2009   Lowest contract charge 0.00% Class A       $ 132.87              --                --            --           22.27%
         Highest contract charge 0.90% Class A      $ 125.57              --                --            --           21.16%
         All contract charges                             --           1,623          $208,381          1.64%             --
  2008   Lowest contract charge 0.00% Class A       $ 108.67              --                --            --          (31.61)%
         Highest contract charge 0.90% Class A      $ 103.64              --                --            --          (32.22)%
         All contract charges                             --           1,552          $164,181          2.62%             --
  2007   Lowest contract charge 0.00% Class A       $ 158.89              --                --            --            6.65%
         Highest contract charge 0.90% Class A      $ 152.90              --                --            --            5.69%
         All contract charges                             --           1,250          $194,601          3.77%             --
  2006   Lowest contract charge 0.00% Class A       $ 148.98              --                --            --           14.79%
         Highest contract charge 0.90% Class A      $ 144.67              --                --            --           13.76%
         All contract charges                             --             683          $100,405          3.84%             --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 145.92              --                --            --           11.55%
         Highest contract charge 0.90% Class B      $ 136.66              --                --            --           10.55%
         All contract charges                             --           1,171          $168,831          1.93%             --
  2009   Lowest contract charge 0.00% Class B       $ 130.81              --                --            --           21.95%
         Highest contract charge 0.90% Class B      $ 123.62              --                --            --           20.85%
         All contract charges                             --           1,000          $129,202          1.64%             --
  2008   Lowest contract charge 0.00% Class B       $ 107.26              --                --            --          (31.77)%
         Highest contract charge 0.90% Class B      $ 102.29              --                --            --          (32.39)%
         All contract charges                             --             727          $ 76,912          2.62%             --
  2007   Lowest contract charge 0.00% Class B       $ 157.21              --                --            --            6.39%
         Highest contract charge 0.90% Class B      $ 151.29              --                --            --            5.43%
         All contract charges                             --             430          $ 66,580          3.77%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                    ------------ -------------------- ------------ ---------------- -------------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B        $ 147.77              --                --            --           14.50%
         Highest contract charge 0.90% Class B       $ 143.50              --                --            --           13.48%
         All contract charges                              --             199          $ 29,024          3.84%             --
AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 105.76              --                --            --           21.27%
         Highest contract charge 0.90% Class B (y)   $ 105.10              --                --            --           20.60%
         All contract charges                              --               6          $    594          0.08%             --
AXA TACTICAL MANAGER 400
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 106.93              --                --            --           21.45%
         Highest contract charge 0.90% Class B (y)   $ 106.26              --                --            --           20.79%
         All contract charges                              --               8          $    804          0.00%             --
AXA TACTICAL MANAGER 500
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 104.00              --                --            --           17.17%
         Highest contract charge 0.90% Class B (y)   $ 103.35              --                --            --           16.53%
         All contract charges                              --               6          $    618          0.47%             --
AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B (y)    $ 105.04              --                --            --           22.34%
         Highest contract charge 0.90% Class B (y)   $ 104.38              --                --            --           21.67%
         All contract charges                              --               5          $    524          1.32%             --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class III (y)  $ 106.74              --                --            --           15.08%
         Highest contract charge 0.90% Class III (y) $ 106.74              --                --            --           15.08%
         All contract charges                              --              17          $  1,392          5.09%             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 164.85              --                --            --            5.48%
         Highest contract charge 0.90% Class A       $ 142.97              --                --            --            4.53%
         All contract charges                              --           2,357          $357,450          2.44%             --
  2009   Lowest contract charge 0.00% Class A        $ 156.28              --                --            --           27.41%
         Highest contract charge 0.90% Class A       $ 136.77              --                --            --           26.27%
         All contract charges                              --           2,669          $385,918          2.64%             --
  2008   Lowest contract charge 0.00% Class A        $ 122.66              --                --            --          (50.60)%
         Highest contract charge 0.90% Class A       $ 108.32              --                --            --          (51.04)%
         All contract charges                              --           2,982          $340,199          2.81%             --
  2007   Lowest contract charge 0.00% Class A        $ 248.28              --                --            --           12.01%
         Highest contract charge 0.90% Class A       $ 221.26              --                --            --           11.00%
         All contract charges                              --           3,274          $760,166          1.50%             --
  2006   Lowest contract charge 0.00% Class A        $ 221.66              --                --            --           23.82%
         Highest contract charge 0.90% Class A       $ 199.34              --                --            --           22.71%
         All contract charges                              --           3,392          $705,764          1.66%             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $ 112.82              --                --            --            5.21%
         Highest contract charge 0.90% Class B       $ 105.51              --                --            --            4.27%
         All contract charges                              --             482          $ 53,934          2.44%             --
  2009   Lowest contract charge 0.00% Class B        $ 107.23              --                --            --           27.09%
         Highest contract charge 0.90% Class B       $ 101.19              --                --            --           25.96%
         All contract charges                              --             524          $ 55,911          2.64%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL (CONTINUED)
----------------------------------------------
  2008   Lowest contract charge 0.00% Class B     $  84.37              --                 --            --           (50.72)%
         Highest contract charge 0.90% Class B    $  80.34              --                 --            --           (51.17)%
         All contract charges                           --             569           $ 48,080          2.81%              --
  2007   Lowest contract charge 0.00% Class B     $ 171.21              --                 --            --            11.73%
         Highest contract charge 0.90% Class B    $ 164.52              --                 --            --            10.71%
         All contract charges                           --             583           $100,264          1.50%              --
  2006   Lowest contract charge 0.00% Class B     $ 153.24              --                 --            --            23.52%
         Highest contract charge 0.90% Class B    $ 148.60              --                 --            --            22.41%
         All contract charges                           --             560           $ 86,902          1.66%              --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 250.06              --                 --            --            33.58%
         Highest contract charge 0.90% Class A    $ 220.99              --                 --            --            32.38%
         All contract charges                           --             629           $146,763          0.04%              --
  2009   Lowest contract charge 0.00% Class A     $ 187.20              --                 --            --            36.02%
         Highest contract charge 0.90% Class A    $ 166.93              --                 --            --            34.79%
         All contract charges                           --             664           $117,397          0.13%              --
  2008   Lowest contract charge 0.00% Class A     $ 137.63              --                 --            --           (44.52)%
         Highest contract charge 0.90% Class A    $ 123.85              --                 --            --           (45.02)%
         All contract charges                           --             719           $ 93,895          0.01%              --
  2007   Lowest contract charge 0.00% Class A     $ 248.07              --                 --            --            16.99%
         Highest contract charge 0.90% Class A    $ 225.25              --                 --            --            15.92%
         All contract charges                           --             776           $183,518            --               --
  2006   Lowest contract charge 0.00% Class A     $ 212.05              --                 --            --             9.27%
         Highest contract charge 0.90% Class A    $ 194.31              --                 --            --             8.28%
         All contract charges                           --             842           $170,884            --               --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 205.77              --                 --            --            33.25%
         Highest contract charge 0.90% Class B    $ 164.79              --                 --            --            32.05%
         All contract charges                           --             320           $ 55,480          0.04%              --
  2009   Lowest contract charge 0.00% Class B     $ 154.43              --                 --            --            35.68%
         Highest contract charge 0.90% Class B    $ 124.79              --                 --            --            34.46%
         All contract charges                           --             339           $ 44,293          0.13%              --
  2008   Lowest contract charge 0.00% Class B     $ 113.82              --                 --            --           (44.66)%
         Highest contract charge 0.90% Class B    $  92.81              --                 --            --           (45.16)%
         All contract charges                           --             371           $ 35,774          0.01%              --
  2007   Lowest contract charge 0.00% Class B     $ 205.66              --                 --            --            16.69%
         Highest contract charge 0.90% Class B    $ 169.23              --                 --            --            15.63%
         All contract charges                           --             384           $ 67,100            --               --
  2006   Lowest contract charge 0.00% Class B     $ 176.25              --                 --            --             9.00%
         Highest contract charge 0.90% Class B    $ 146.35              --                 --            --             8.02%
         All contract charges                           --             407           $ 61,163            --               --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A     $ 196.23              --                 --            --            12.56%
         Highest contract charge 0.60% Class A    $ 187.87              --                 --            --            11.89%
         All contract charges                           --             193           $ 28,298          1.38%              --
  2009   Lowest contract charge 0.00% Class A     $ 174.33              --                 --            --            30.60%
         Highest contract charge 0.60% Class A    $ 167.91              --                 --            --            29.82%
         All contract charges                           --             137           $ 23,060          2.76%              --
  2008   Lowest contract charge 0.00% Class A     $ 133.48              --                 --            --           (36.40)%
         Highest contract charge 0.60% Class A    $ 129.34              --                 --            --           (36.78)%
         All contract charges                           --             118           $ 15,312          1.72%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
-------------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 209.86             --                 --            --            1.43%
         Highest contract charge 0.60% Class A     $ 204.58             --                 --            --            0.82%
         All contract charges                            --             92           $ 18,777          1.08%             --
  2006   Lowest contract charge 0.00% Class A      $ 206.90             --                 --            --           21.21%
         Highest contract charge 0.60% Class A     $ 202.91             --                 --            --           20.49%
         All contract charges                            --             81           $ 16,311          2.90%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 258.94             --                 --            --           12.28%
         Highest contract charge 0.90% Class B     $ 228.85             --                 --            --           11.27%
         All contract charges                            --            676           $160,888          1.38%             --
  2009   Lowest contract charge 0.00% Class B      $ 230.61             --                 --            --           30.28%
         Highest contract charge 0.90% Class B     $ 205.66             --                 --            --           29.11%
         All contract charges                            --            658           $139,175          2.76%             --
  2008   Lowest contract charge 0.00% Class B      $ 177.01             --                 --            --          (36.56)%
         Highest contract charge 0.90% Class B     $ 159.29             --                 --            --          (37.13)%
         All contract charges                            --            668           $108,533          1.72%             --
  2007   Lowest contract charge 0.00% Class B      $ 279.01             --                 --            --            1.18%
         Highest contract charge 0.90% Class B     $ 253.37             --                 --            --            0.27%
         All contract charges                            --            716           $183,917          1.08%             --
  2006   Lowest contract charge 0.00% Class B      $ 275.76             --                 --            --           20.91%
         Highest contract charge 0.90% Class B     $ 252.70             --                 --            --           19.83%
         All contract charges                            --            768           $196,776          2.90%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 202.98             --                 --            --            6.34%
         Highest contract charge 0.60% Class A     $ 149.39             --                 --            --            5.70%
         All contract charges                            --            115           $ 21,697          0.77%             --
  2009   Lowest contract charge 0.00% Class A      $ 190.88             --                 --            --           30.59%
         Highest contract charge 0.60% Class A     $ 141.34             --                 --            --           29.80%
         All contract charges                            --            116           $ 21,409          2.15%             --
  2008   Lowest contract charge 0.00% Class A      $ 146.17             --                 --            --          (42.86)%
         Highest contract charge 0.60% Class A     $ 108.89             --                 --            --          (43.19)%
         All contract charges                            --            116           $ 16,541          2.19%             --
  2007   Lowest contract charge 0.00% Class A      $ 255.79             --                 --            --           10.47%
         Highest contract charge 0.60% Class A     $ 191.69             --                 --            --            9.80%
         All contract charges                            --            111           $ 27,712          1.92%             --
  2006   Lowest contract charge 0.00% Class A      $ 231.55             --                 --            --           25.98%
         Highest contract charge 0.60% Class A     $ 174.58             --                 --            --           25.23%
         All contract charges                            --             94           $ 21,155          3.57%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 148.80             --                 --            --            6.07%
         Highest contract charge 0.90% Class B     $ 147.37             --                 --            --            5.12%
         All contract charges                            --            707           $107,054          0.77%             --
  2009   Lowest contract charge 0.00% Class B      $ 140.29             --                 --            --           30.25%
         Highest contract charge 0.90% Class B     $ 140.20             --                 --            --           29.08%
         All contract charges                            --            806           $115,534          2.15%             --
  2008   Lowest contract charge 0.00% Class B      $ 107.71             --                 --            --          (42.99)%
         Highest contract charge 0.90% Class B     $ 108.61             --                 --            --          (43.51)%
         All contract charges                            --            841           $ 93,084          2.19%             --
  2007   Lowest contract charge 0.00% Class B      $ 188.94             --                 --            --           10.19%
         Highest contract charge 0.90% Class B     $ 192.27             --                 --            --            9.19%
         All contract charges                            --            950           $185,432          1.92%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/BLACKROCK INTERNATIONAL VALUE (CONTINUED)
--------------------------------------------
  2006   Lowest contract charge 0.00% Class B         $ 171.47             --                 --            --           25.68%
         Highest contract charge 0.90% Class B        $ 176.08             --                 --            --           24.56%
         All contract charges                               --            978           $174,081          3.57%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)     $  86.64             --                 --            --           15.99%
         Highest contract charge 0.90% Class A (a)    $  83.79             --                 --            --           14.95%
         All contract charges                               --             51           $  4,358          2.54%             --
  2009   Lowest contract charge 0.00% Class A (a)     $  74.69             --                 --            --           11.83%
         Highest contract charge 0.90% Class A (a)    $  72.89             --                 --            --           10.83%
         All contract charges                               --             57           $  4,166          2.64%             --
  2008   Lowest contract charge 0.00% Class A (a)     $  66.79             --                 --            --          (32.12)%
         Highest contract charge 0.90% Class A (a)    $  65.77             --                 --            --          (32.74)%
         All contract charges                               --             48           $  3,153          3.06%             --
  2007   Lowest contract charge 0.00% Class A (a)     $  98.40             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class A (a)    $  97.78             --                 --            --           (2.22)%
         All contract charges                         $     --             17           $  1,714          2.69%
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 119.67             --                 --            --           15.70%
         Highest contract charge 0.90% Class B (a)    $  83.01             --                 --            --           14.66%
         All contract charges                               --             63           $  7,040          2.54%             --
  2009   Lowest contract charge 0.00% Class B         $ 103.43             --                 --            --           11.55%
         Highest contract charge 0.90% Class B (a)    $  72.39             --                 --            --           10.54%
         All contract charges                               --             61           $  5,880          2.64%             --
  2008   Lowest contract charge 0.00% Class B         $  92.72             --                 --            --          (32.30)%
         Highest contract charge 0.90% Class B (a)    $  65.49             --                 --            --          (32.91)%
         All contract charges                               --             58           $  4,949          3.06%             --
  2007   Lowest contract charge 0.00% Class B         $ 136.96             --                 --            --            3.70%
         Highest contract charge 0.90% Class B (a)    $  97.61             --                 --            --           (2.39)%
         All contract charges                               --             34           $  4,423          2.69%             --
  2006   Lowest contract charge 0.00% Class B         $ 132.07             --                 --            --           15.96%
         Highest contract charge 0.00% Class B        $ 132.07             --                 --            --           15.96%
         All contract charges                               --             25           $  3,237          2.75%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A         $ 143.90             --                 --            --           12.81%
         Highest contract charge 0.00% Class A        $ 143.90             --                 --            --           12.81%
         All contract charges                               --             --           $     50          0.05%             --
  2009   Lowest contract charge 0.00% Class A         $ 127.56             --                 --            --           31.21%
         Highest contract charge 0.00% Class A        $ 127.56             --                 --            --           31.21%
         All contract charges                               --             --           $     41          0.30%             --
  2008   Lowest contract charge 0.00% Class A         $  97.22             --                 --            --          (45.08)%
         Highest contract charge 0.00% Class A        $  97.22             --                 --            --          (45.08)%
         All contract charges                               --             --           $     24          0.33%             --
  2007   Lowest contract charge 0.00% Class A         $ 177.03             --                 --            --           12.41%
         Highest contract charge 0.00% Class A        $ 177.03             --                 --            --           12.41%
         All contract charges                               --             --           $     12          0.40%             --
  2006   Lowest contract charge 0.00% Class A         $ 157.48             --                 --            --            5.45%
         Highest contract charge 0.00% Class A        $ 157.48             --                 --            --            5.45%
         All contract charges                               --             --                 --            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $  90.37             --                  --            --           12.52%
         Highest contract charge 0.90% Class B    $  81.53             --                  --            --           11.51%
         All contract charges                           --              7             $   600          0.05%             --
  2009   Lowest contract charge 0.00% Class B     $  80.31             --                  --            --           30.89%
         Highest contract charge 0.90% Class B    $  73.12             --                  --            --           29.71%
         All contract charges                           --              6             $   492          0.30%             --
  2008   Lowest contract charge 0.00% Class B     $  61.36             --                  --            --          (45.22)%
         Highest contract charge 0.90% Class B    $  56.37             --                  --            --          (45.71)%
         All contract charges                           --              7             $   401          0.33%             --
  2007   Lowest contract charge 0.00% Class B     $ 112.02             --                  --            --           12.13%
         Highest contract charge 0.90% Class B    $ 103.84             --                  --            --           11.12%
         All contract charges                           --              7             $   747          0.40%             --
  2006   Lowest contract charge 0.00% Class B     $  99.90             --                  --            --            5.23%
         Highest contract charge 0.90% Class B    $  93.45             --                  --            --            4.28%
         All contract charges                           --              2             $   233            --              --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.00% to 0.00% *
  2010   Lowest contract charge 0.00% Class A     $ 146.30             --                  --            --           13.21%
         Highest contract charge 0.00% Class A    $ 146.30             --                  --            --           13.21%
         All contract charges                           --              2             $   343          0.41%             --
  2009   Lowest contract charge 0.00% Class A     $ 129.23             --                  --            --           33.78%
         Highest contract charge 0.00% Class A    $ 129.23             --                  --            --           33.78%
         All contract charges                           --              3             $   363          0.37%             --
  2008   Lowest contract charge 0.00% Class A     $  96.60             --                  --            --          (40.25)%
         Highest contract charge 0.00% Class A    $  96.60             --                  --            --          (40.25)%
         All contract charges                           --              3             $   299          0.18%             --
  2007   Lowest contract charge 0.00% Class A     $ 161.68             --                  --            --            5.78%
         Highest contract charge 0.00% Class A    $ 161.68             --                  --            --            5.78%
         All contract charges                           --              3             $   444            --              --
  2006   Lowest contract charge 0.00% Class A     $ 152.85             --                  --            --            7.67%
         Highest contract charge 0.00% Class A    $ 152.85             --                  --            --            7.67%
         All contract charges                           --             --             $    64          0.22%             --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $  78.84             --                  --            --           12.94%
         Highest contract charge 0.90% Class B    $  81.58             --                  --            --           11.92%
         All contract charges                           --             59             $ 4,808          0.41%             --
  2009   Lowest contract charge 0.00% Class B     $  69.81             --                  --            --           33.45%
         Highest contract charge 0.90% Class B    $  72.89             --                  --            --           32.24%
         All contract charges                           --             70             $ 5,162          0.37%             --
  2008   Lowest contract charge 0.00% Class B     $  52.31             --                  --            --          (40.41)%
         Highest contract charge 0.90% Class B    $  55.12             --                  --            --          (40.95)%
         All contract charges                           --             65             $ 3,620          0.18%             --
  2007   Lowest contract charge 0.00% Class B     $  87.78             --                  --            --            5.48%
         Highest contract charge 0.90% Class B    $  93.34             --                  --            --            4.52%
         All contract charges                           --             77             $ 7,226            --              --
  2006   Lowest contract charge 0.00% Class B     $  83.22             --                  --            --            7.40%
         Highest contract charge 0.90% Class B    $  89.30             --                  --            --            6.44%
         All contract charges                           --             47             $ 4,247          0.22%             --
EQ/CAPITAL GUARDIAN RESEARCH (d)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A     $ 179.45             --                  --            --           16.09%
         Highest contract charge 0.60% Class A    $ 117.32             --                  --            --           15.39%
         All contract charges                           --             68             $10,397          0.76%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN RESEARCH (d) (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.58              --                 --           --           31.78%
         Highest contract charge 0.60% Class A     $ 101.67              --                 --           --           30.99%
         All contract charges                            --              64         $    9,138         1.18%             --
  2008   Lowest contract charge 0.00% Class A      $ 117.30              --                 --           --          (39.51)%
         Highest contract charge 0.60% Class A     $  77.62              --                 --           --          (39.87)%
         All contract charges                            --              64         $    6,892         0.93%             --
  2007   Lowest contract charge 0.00% Class A      $ 193.92              --                 --           --            1.90%
         Highest contract charge 0.60% Class A     $ 129.09              --                 --           --            1.28%
         All contract charges                            --              65         $   11,625         1.25%             --
  2006   Lowest contract charge 0.00% Class A      $ 190.31              --                 --           --           12.33%
         Highest contract charge 0.60% Class A     $ 127.46              --                 --           --           11.66%
         All contract charges                            --               5         $      729         0.57%             --
EQ/CAPITAL GUARDIAN RESEARCH (d)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 136.67              --                 --           --           15.80%
         Highest contract charge 0.90% Class B     $ 123.35              --                 --           --           14.76%
         All contract charges                            --             645         $   82,860         0.76%             --
  2009   Lowest contract charge 0.00% Class B      $ 118.02              --                 --           --           31.46%
         Highest contract charge 0.90% Class B     $ 107.49              --                 --           --           30.28%
         All contract charges                            --             739         $   82,540         1.18%             --
  2008   Lowest contract charge 0.00% Class B      $  89.78              --                 --           --          (39.66)%
         Highest contract charge 0.90% Class B     $  82.51              --                 --           --          (40.21)%
         All contract charges                            --             839         $   71,731         0.93%             --
  2007   Lowest contract charge 0.00% Class B      $ 148.80              --                 --           --            1.66%
         Highest contract charge 0.90% Class B     $ 137.99              --                 --           --            0.73%
         All contract charges                            --             991         $  141,208         1.25%             --
  2006   Lowest contract charge 0.00% Class B      $ 146.37              --                 --           --           12.06%
         Highest contract charge 0.90% Class B     $ 136.99              --                 --           --           11.05%
         All contract charges                            --             631         $   88,935         0.57%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 309.36              --                 --           --           16.16%
         Highest contract charge 0.90% Class A     $ 335.41              --                 --           --           15.11%
         All contract charges                            --           2,104         $1,268,082         1.50%             --
  2009   Lowest contract charge 0.00% Class A      $ 266.33              --                 --           --           28.65%
         Highest contract charge 0.90% Class A     $ 291.37              --                 --           --           27.49%
         All contract charges                            --           2,319         $1,221,065         1.98%             --
  2008   Lowest contract charge 0.00% Class A      $ 207.02              --                 --           --          (43.66)%
         Highest contract charge 0.90% Class A     $ 228.54              --                 --           --          (44.16)%
         All contract charges                            --           2,570         $1,063,965         1.76%             --
  2007   Lowest contract charge 0.00% Class A      $ 367.42              --                 --           --            3.74%
         Highest contract charge 0.90% Class A     $ 409.31              --                 --           --            2.80%
         All contract charges                            --           2,851         $2,121,464         1.21%             --
  2006   Lowest contract charge 0.00% Class A      $ 354.17              --                 --           --           10.96%
         Highest contract charge 0.90% Class A     $ 398.15              --                 --           --            9.97%
         All contract charges                            --           3,107         $2,255,277         1.42%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $  96.85              --                 --           --           15.87%
         Highest contract charge 0.90% Class B     $ 104.82              --                 --           --           14.83%
         All contract charges                            --           1,377         $  148,154         1.50%             --
  2009   Lowest contract charge 0.00% Class B      $  83.59              --                 --           --           28.32%
         Highest contract charge 0.90% Class B     $  91.28              --                 --           --           27.17%
         All contract charges                            --           1,434         $  134,673         1.98%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/COMMON STOCK INDEX (CONTINUED)
---------------------------------
  2008   Lowest contract charge 0.00% Class B     $  65.14               --                --            --           (43.79)%
         Highest contract charge 0.90% Class B    $  71.78               --                --            --           (44.30)%
         All contract charges                           --            1,545          $114,072          1.76%              --
  2007   Lowest contract charge 0.00% Class B     $ 115.89               --                --            --             3.48%
         Highest contract charge 0.90% Class B    $ 128.87               --                --            --             2.54%
         All contract charges                           --            1,632          $215,773          1.21%              --
  2006   Lowest contract charge 0.00% Class B     $ 111.99               --                --            --            10.69%
         Highest contract charge 0.90% Class B    $ 125.68               --                --            --             9.70%
         All contract charges                           --            1,728          $222,898          1.42%              --
EQ/CORE BOND INDEX (i) (s)
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 121.69               --                --            --             6.04%
         Highest contract charge 0.90% Class A    $ 117.17               --                --            --             5.09%
         All contract charges                           --              281          $ 36,552          2.41%              --
  2009   Lowest contract charge 0.00% Class A     $ 114.76               --                --            --             2.93%
         Highest contract charge 0.90% Class A    $ 111.50               --                --            --             1.85%
         All contract charges                           --              277          $ 34,011          2.63%              --
  2008   Lowest contract charge 0.00% Class A     $ 111.49               --                --            --            (8.70)%
         Highest contract charge 0.60% Class A    $ 114.58               --                --            --            (9.24)%
         All contract charges                           --              177          $ 19,837          4.36%              --
  2007   Lowest contract charge 0.00% Class A     $ 122.11               --                --            --             3.35%
         Highest contract charge 0.60% Class A    $ 126.25               --                --            --             2.73%
         All contract charges                           --              183          $ 22,459          4.85%              --
  2006   Lowest contract charge 0.00% Class A     $ 118.15               --                --            --             4.31%
         Highest contract charge 0.60% Class A    $ 122.90               --                --            --             3.68%
         All contract charges                           --              144          $ 17,085          5.07%              --
EQ/CORE BOND INDEX (i) (s)
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 126.76               --                --            --             5.78%
         Highest contract charge 0.90% Class B    $ 141.79               --                --            --             4.83%
         All contract charges                           --              134          $ 18,791          2.41%              --
  2009   Lowest contract charge 0.00% Class B     $ 119.83               --                --            --             2.69%
         Highest contract charge 0.90% Class B    $ 135.26               --                --            --             1.76%
         All contract charges                           --              148          $ 19,669          2.63%              --
  2008   Lowest contract charge 0.00% Class B     $ 116.70               --                --            --            (8.93)%
         Highest contract charge 0.90% Class B    $ 132.92               --                --            --            (9.76)%
         All contract charges                           --              231          $ 30,469          4.36%              --
  2007   Lowest contract charge 0.00% Class B     $ 128.15               --                --            --             3.11%
         Highest contract charge 0.90% Class B    $ 147.29               --                --            --             2.17%
         All contract charges                           --              266            39,114          4.85%              --
  2006   Lowest contract charge 0.00% Class B     $ 124.29               --                --            --             4.06%
         Highest contract charge 0.90% Class B    $ 144.16               --                --            --             3.13%
         All contract charges                           --              225          $ 32,545          5.07%              --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 346.06               --                --            --            14.67%
         Highest contract charge 0.90% Class A    $ 300.32               --                --            --            13.63%
         All contract charges                           --            1,432          $460,626          1.63%              --
  2009   Lowest contract charge 0.00% Class A     $ 301.80               --                --            --            26.18%
         Highest contract charge 0.90% Class A    $ 264.28               --                --            --            25.04%
         All contract charges                           --            1,537          $434,234          2.17%              --
  2008   Lowest contract charge 0.00% Class A     $ 239.18               --                --            --           (37.17)%
         Highest contract charge 0.90% Class A    $ 211.35               --                --            --           (37.73)%
         All contract charges                           --            1,683          $378,210          1.89%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/EQUITY 500 INDEX (CONTINUED)
-------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 380.65              --                --            --            5.22%
         Highest contract charge 0.90% Class A     $ 339.42              --                --            --            4.27%
         All contract charges                            --           1,757          $629,598          1.54%             --
  2006   Lowest contract charge 0.00% Class A      $ 361.77              --                --            --           15.38%
         Highest contract charge 0.90% Class A     $ 325.53              --                --            --           14.34%
         All contract charges                            --           1,865          $637,198          1.75%             --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 105.01              --                --            --           14.38%
         Highest contract charge 0.90% Class B     $ 112.13              --                --            --           13.35%
         All contract charges                            --           1,034          $105,553          1.63%             --
  2009   Lowest contract charge 0.00% Class B      $  91.81              --                --            --           25.87%
         Highest contract charge 0.90% Class B     $  98.92              --                --            --           24.73%
         All contract charges                            --           1,049          $ 93,840          2.17%             --
  2008   Lowest contract charge 0.00% Class B      $  72.94              --                --            --          (37.33)%
         Highest contract charge 0.90% Class B     $  79.31              --                --            --          (37.88)%
         All contract charges                            --           1,013          $ 72,180          1.89%             --
  2007   Lowest contract charge 0.00% Class B      $ 116.38              --                --            --            4.95%
         Highest contract charge 0.90% Class B     $ 127.68              --                --            --            4.00%
         All contract charges                            --           1,054          $119,906          1.54%             --
  2006   Lowest contract charge 0.00% Class B      $ 110.89              --                --            --           15.09%
         Highest contract charge 0.90% Class B     $ 122.77              --                --            --           14.06%
         All contract charges                            --           1,078          $118,004          1.75%             --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 173.25              --                --            --           15.43%
         Highest contract charge 0.60% Class A     $ 165.86              --                --            --           14.74%
         All contract charges                            --             204          $ 35,000          0.35%             --
  2009   Lowest contract charge 0.00% Class A      $ 150.08              --                --            --           27.85%
         Highest contract charge 0.60% Class A     $ 144.56              --                --            --           27.08%
         All contract charges                            --             227          $ 33,783          0.92%             --
  2008   Lowest contract charge 0.00% Class A      $ 117.39              --                --            --          (40.15)%
         Highest contract charge 0.60% Class A     $ 113.75              --                --            --          (40.51)%
         All contract charges                            --             232          $ 26,902          1.01%             --
  2007   Lowest contract charge 0.00% Class A      $ 196.14              --                --            --           14.33%
         Highest contract charge 0.60% Class A     $ 191.21              --                --            --           13.64%
         All contract charges                            --             198          $ 38,456          0.24%             --
  2006   Lowest contract charge 0.00% Class A      $ 171.56              --                --            --            9.59%
         Highest contract charge 0.60% Class A     $ 168.26              --                --            --            8.94%
         All contract charges                            --             166          $ 28,114          0.79%             --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 165.32              --                --            --           15.26%
         Highest contract charge 0.90% Class B     $ 152.06              --                --            --           14.22%
         All contract charges                            --             570          $ 90,086          0.35%             --
  2009   Lowest contract charge 0.00% Class B      $ 143.43              --                --            --           27.81%
         Highest contract charge 0.90% Class B     $ 133.13              --                --            --           26.66%
         All contract charges                            --             686          $ 94,638          0.92%             --
  2008   Lowest contract charge 0.00% Class B      $ 112.22              --                --            --          (40.29)%
         Highest contract charge 0.90% Class B     $ 105.11              --                --            --          (40.83)%
         All contract charges                            --             803          $ 86,963          1.01%             --
  2007   Lowest contract charge 0.00% Class B      $ 187.95              --                --            --           14.05%
         Highest contract charge 0.90% Class B     $ 177.63              --                --            --           13.01%
         All contract charges                            --             778          $141,730          0.24%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/EQUITY GROWTH PLUS (CONTINUED)
---------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 164.80             --                 --            --            9.32%
         Highest contract charge 0.90% Class B         $ 157.18             --                 --            --            8.34%
         All contract charges                                --            777           $124,514          0.79%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A          $ 105.35             --                 --            --            9.46%
         Highest contract charge 0.00% Class A         $ 105.35             --                 --            --            9.46%
         All contract charges                                --              2           $    222          0.00%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 135.51             --                 --            --            9.62%
         Highest contract charge 0.90% Class B (a)     $ 105.08             --                 --            --            8.64%
         All contract charges                                --             86           $  9,576          0.00%             --
  2009   Lowest contract charge 0.00% Class B          $ 123.62             --                 --            --           16.63%
         Highest contract charge 0.90% Class B (a)     $  96.72             --                 --            --           15.57%
         All contract charges                                --             64           $  6,599            --              --
  2008   Lowest contract charge 0.00% Class B          $ 105.99             --                 --            --          (13.83)%
         Highest contract charge 0.90% Class B (a)     $  83.69             --                 --            --          (14.59)%
         All contract charges                                --             45           $  3,909          0.62%             --
  2007   Lowest contract charge 0.00% Class B          $ 123.00             --                 --            --            3.43%
         Highest contract charge 0.90% Class B (a)     $  97.99             --                 --            --           (2.01)%
         All contract charges                                --             24           $  2,454          1.65%             --
  2006   Lowest contract charge 0.00% Class B          $ 118.92             --                 --            --           12.21%
         Highest contract charge 0.00% Class B         $ 118.92             --                 --            --           12.21%
         All contract charges                                --              1           $     96          9.35%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (y)      $ 113.54             --                 --            --           28.64%
         Highest contract charge 0.00% Class A (y)     $ 113.54             --                 --            --           28.64%
         All contract charges                                --             20           $  1,661          0.43%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 200.19             --                 --            --           32.64%
         Highest contract charge 0.90% Class B (a)     $ 126.46             --                 --            --           31.45%
         All contract charges                                --            629           $ 93,432          0.43%             --
  2009   Lowest contract charge 0.00% Class B          $ 150.93             --                 --            --           41.45%
         Highest contract charge 0.90% Class B (a)     $  96.20             --                 --            --           40.18%
         All contract charges                                --            446           $ 51,042          0.49%             --
  2008   Lowest contract charge 0.00% Class B          $ 106.70             --                 --            --          (30.66)%
         Highest contract charge 0.90% Class B (a)     $  68.63             --                 --            --          (31.28)%
         All contract charges                                --            319           $ 26,043          0.74%             --
  2007   Lowest contract charge 0.00% Class B          $ 153.87             --                 --            --            9.30%
         Highest contract charge 0.90% Class B (a)     $  99.87             --                 --            --           (0.13)%
         All contract charges                                --            168           $ 20,185          0.78%             --
  2006   Lowest contract charge 0.00% Class B          $ 140.78             --                 --            --           18.83%
         Highest contract charge 0.00% Class B         $ 140.78             --                 --            --           18.83%
         All contract charges                                --             30           $  4,235          1.68%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (k)      $ 133.63             --                 --            --            6.55%
         Highest contract charge 0.90% Class A (a)     $ 121.03             --                 --            --            5.59%
         All contract charges                                --            191           $ 24,582          2.75%             --
  2009   Lowest contract charge 0.00% Class A (k)      $ 125.42             --                 --            --            2.29%
         Highest contract charge 0.90% Class A (a)     $ 114.62             --                 --            --            1.36%
         All contract charges                                --            201           $ 24,221          0.80%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/GLOBAL BOND PLUS (CONTINUED)
-------------------------------
  2008   Lowest contract charge 0.00% Class A (k)       $ 122.61              --                --            --            6.75%
         Highest contract charge 0.90% Class A (a)      $ 113.08              --                --            --            5.79%
         All contract charges                                 --             196          $ 23,223         20.80%             --
  2007   Lowest contract charge 0.00% Class A (k)       $ 114.86              --                --            --            9.59%
         Highest contract charge 0.90% Class A (a)      $ 106.89              --                --            --            6.89%
         All contract charges                                 --              50          $  5,603          7.15%             --
  2006   Lowest contract charge 0.00% Class A (k)       $ 104.81              --                --            --            4.81%
         Highest contract charge 0.00% Class A (k)      $ 104.81              --                --            --            4.81%
         All contract charges                                 --               2          $    209          0.59%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 127.62              --                --            --            6.31%
         Highest contract charge 0.90% Class B (a)      $ 119.86              --                --            --            5.35%
         All contract charges                                 --              70          $  8,651          2.75%             --
  2009   Lowest contract charge 0.00% Class B           $ 120.05              --                --            --            1.96%
         Highest contract charge 0.90% Class B (a)      $ 113.78              --                --            --            1.05%
         All contract charges                                 --              68          $  7,911          0.80%             --
  2008   Lowest contract charge 0.00% Class B           $ 117.74              --                --            --            6.48%
         Highest contract charge 0.90% Class B (a)      $ 112.59              --                --            --            5.52%
         All contract charges                                 --              56          $  6,292         20.80%             --
  2007   Lowest contract charge 0.00% Class B           $ 110.57              --                --            --            9.31%
         Highest contract charge 0.90% Class B (a)      $ 106.70              --                --            --            6.70%
         All contract charges                                 --               8          $    832          7.15%             --
  2006   Lowest contract charge 0.00% Class B           $ 101.15              --                --            --            3.42%
         Highest contract charge 0.00% Class B          $ 101.15              --                --            --            3.42%
         All contract charges                                 --               1          $     61            --              --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A           $ 403.34              --                --            --           11.68%
         Highest contract charge 0.00% Class A          $ 403.34              --                --            --           11.68%
         All contract charges                                 --             107          $ 36,616          1.07%             --
  2009   Lowest contract charge 0.00% Class A           $ 361.16              --                --            --           50.32%
         Highest contract charge 0.00% Class A          $ 361.16              --                --            --           50.32%
         All contract charges                                 --             102          $ 34,388          1.35%             --
  2008   Lowest contract charge 0.00% Class A           $ 240.26              --                --            --          (57.25)%
         Highest contract charge 0.00% Class A          $ 240.26              --                --            --          (57.25)%
         All contract charges                                 --              94          $ 21,131          0.16%             --
  2007   Lowest contract charge 0.00% Class A           $ 562.02              --                --            --           42.38%
         Highest contract charge 0.00% Class A          $ 562.02              --                --            --           42.38%
         All contract charges                                 --              86          $ 45,275            --              --
  2006   Lowest contract charge 0.00% Class A           $ 394.74              --                --            --           37.41%
         Highest contract charge 0.00% Class A          $ 394.74              --                --            --           37.41%
         All contract charges                                 --              71          $ 26,199          0.44%             --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 216.87              --                --            --           11.45%
         Highest contract charge 0.90% Class B          $ 192.18              --                --            --           10.45%
         All contract charges                                 --             912          $188,318          1.07%             --
  2009   Lowest contract charge 0.00% Class B           $ 194.58              --                --            --           50.06%
         Highest contract charge 0.90% Class B          $ 174.00              --                --            --           48.72%
         All contract charges                                 --           1,092          $202,525          1.35%             --
  2008   Lowest contract charge 0.00% Class B           $ 129.67              --                --            --          (57.35)%
         Highest contract charge 0.90% Class B          $ 117.00              --                --            --          (57.74)%
         All contract charges                                 --           1,094          $135,457          0.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/GLOBAL MULTI-SECTOR EQUITY (CONTINUED)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 304.02              --                --            --          42.02%
         Highest contract charge 0.90% Class B     $ 276.83              --                --            --          40.74%
         All contract charges                            --           1,247          $363,699            --             --
  2006   Lowest contract charge 0.00% Class B      $ 214.07              --                --            --          37.05%
         Highest contract charge 0.90% Class B     $ 196.70              --                --            --          35.82%
         All contract charges                            --           1,220          $251,522          0.44%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 218.78              --                --            --           4.48%
         Highest contract charge 0.90% Class A     $ 197.67              --                --            --           3.54%
         All contract charges                            --             354          $ 79,719          1.28%            --
  2009   Lowest contract charge 0.00% Class A      $ 209.40              --                --            --          (2.03)%
         Highest contract charge 0.90% Class A     $ 190.91              --                --            --          (2.91)%
         All contract charges                            --             410          $ 89,577          1.14%            --
  2008   Lowest contract charge 0.00% Class A      $ 213.74              --                --            --           3.85%
         Highest contract charge 0.90% Class A     $ 196.64              --                --            --           2.92%
         All contract charges                            --             514          $115,434          3.43%            --
  2007   Lowest contract charge 0.00% Class A      $ 205.81              --                --            --           7.13%
         Highest contract charge 0.90% Class A     $ 191.07              --                --            --           6.17%
         All contract charges                            --             514          $111,848          4.67%            --
  2006   Lowest contract charge 0.00% Class A      $ 192.11              --                --            --           3.39%
         Highest contract charge 0.90% Class A     $ 179.97              --                --            --           2.46%
         All contract charges                            --             519          $106,196          4.12%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 157.49              --                --            --           4.22%
         Highest contract charge 0.90% Class B     $ 144.85              --                --            --           3.28%
         All contract charges                            --             169          $ 24,989          1.28%            --
  2009   Lowest contract charge 0.00% Class B      $ 151.12              --                --            --          (2.27)%
         Highest contract charge 0.90% Class B     $ 140.25              --                --            --          (3.15)%
         All contract charges                            --             170          $ 24,147          1.14%            --
  2008   Lowest contract charge 0.00% Class B      $ 154.63              --                --            --           3.59%
         Highest contract charge 0.90% Class B     $ 144.81              --                --            --           2.66%
         All contract charges                            --             194          $ 28,362          3.43%            --
  2007   Lowest contract charge 0.00% Class B      $ 149.27              --                --            --           6.87%
         Highest contract charge 0.90% Class B     $ 141.06              --                --            --           5.90%
         All contract charges                            --             220          $ 31,242          4.67%            --
  2006   Lowest contract charge 0.00% Class B      $ 139.68              --                --            --           3.12%
         Highest contract charge 0.90% Class B     $ 133.20              --                --            --           2.20%
         All contract charges                            --             220          $ 29,485          4.12%            --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 215.36              --                --            --           9.48%
         Highest contract charge 0.60% Class A     $ 160.41              --                --            --           8.83%
         All contract charges                            --              30          $  6,193          1.85%            --
  2009   Lowest contract charge 0.00% Class A      $ 196.72              --                --            --          35.64%
         Highest contract charge 0.60% Class A     $ 147.40              --                --            --          34.82%
         All contract charges                            --              21          $  3,994          3.66%            --
  2008   Lowest contract charge 0.00% Class A      $ 145.03              --                --            --         (44.69)%
         Highest contract charge 0.60% Class A     $ 109.33              --                --            --         (45.02)%
         All contract charges                            --              10          $  1,280          1.91%            --
  2007   Lowest contract charge 0.00% Class A      $ 262.21              --                --            --          15.52%
         Highest contract charge 0.60% Class A     $ 198.86              --                --            --          14.83%
         All contract charges                            --               3          $    639          0.44%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/INTERNATIONAL CORE PLUS (CONTINUED)
--------------------------------------
  2006   Lowest contract charge 0.00% Class A          $ 226.98             --                 --            --           19.54%
         Highest contract charge 0.60% Class A         $ 173.18             --                 --            --           18.83%
         All contract charges                                --              2            $   328          1.55%             --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 139.91             --                 --            --            9.22%
         Highest contract charge 0.90% Class B         $ 125.87             --                 --            --            8.24%
         All contract charges                                --            200            $26,624          1.85%             --
  2009   Lowest contract charge 0.00% Class B          $ 128.10             --                 --            --           35.34%
         Highest contract charge 0.90% Class B         $ 116.29             --                 --            --           34.12%
         All contract charges                                --            197            $23,921          3.66%             --
  2008   Lowest contract charge 0.00% Class B          $  94.65             --                 --            --          (44.86)%
         Highest contract charge 0.90% Class B         $  86.71             --                 --            --          (45.35)%
         All contract charges                                --            150            $13,439          1.91%             --
  2007   Lowest contract charge 0.00% Class B          $ 171.65             --                 --            --           15.23%
         Highest contract charge 0.90% Class B         $ 158.67             --                 --            --           14.18%
         All contract charges                                --             98             16,036          0.44%             --
  2006   Lowest contract charge 0.00% Class B          $ 148.97             --                 --            --           19.24%
         Highest contract charge 0.90% Class B         $ 138.96             --                 --            --           18.17%
         All contract charges                                --             88            $12,570          1.55%             --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 159.59             --                 --            --           14.94%
         Highest contract charge 0.90% Class B (a)     $  96.72             --                 --            --           13.91%
         All contract charges                                --            283            $29,996          0.91%             --
  2009   Lowest contract charge 0.00% Class B          $ 138.85             --                 --            --           37.24%
         Highest contract charge 0.90% Class B (a)     $  84.91             --                 --            --           36.00%
         All contract charges                                --            249            $22,625          1.45%             --
  2008   Lowest contract charge 0.00% Class B          $ 101.17             --                 --            --          (40.28)%
         Highest contract charge 0.90% Class B (a)     $  62.43             --                 --            --          (40.81)%
         All contract charges                                --            156            $10,229          1.12%             --
  2007   Lowest contract charge 0.00% Class B          $ 169.40             --                 --            --           16.20%
         Highest contract charge 0.90% Class B (a)     $ 105.48             --                 --            --            5.48%
         All contract charges                                --             95            $10,270          1.22%             --
  2006   Lowest contract charge 0.00% Class B          $ 145.78             --                 --            --           25.64%
         Highest contract charge 0.00% Class B         $ 145.78             --                 --            --           25.64%
         All contract charges                                --              1            $    79          1.24%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A          $ 173.00             --                 --            --           12.61%
         Highest contract charge 0.00% Class A         $ 173.00             --                 --            --           12.61%
         All contract charges                                --             12            $ 1,834          1.26%             --
  2009   Lowest contract charge 0.00% Class A          $ 153.64             --                 --            --           32.64%
         Highest contract charge 0.00% Class A         $ 153.64             --                 --            --           32.64%
         All contract charges                                --              7            $   941          1.53%             --
  2008   Lowest contract charge 0.00% Class A          $ 115.83             --                 --            --          (39.62)%
         Highest contract charge 0.00% Class A         $ 115.83             --                 --            --          (39.62)%
         All contract charges                                --              5            $   506          1.78%             --
  2007   Lowest contract charge 0.00% Class A          $ 191.85             --                 --            --           (0.96)%
         Highest contract charge 0.00% Class A         $ 191.85             --                 --            --           (0.96)%
         All contract charges                                --              6            $   923          1.37%             --
  2006   Lowest contract charge 0.00% Class A          $ 193.71             --                 --            --           20.68%
         Highest contract charge 0.00% Class A         $ 193.71             --                 --            --           20.68%
         All contract charges                                --              2            $   361          4.75%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 162.02             --                 --            --           12.32%
         Highest contract charge 0.90% Class B     $ 143.18             --                 --            --           11.31%
         All contract charges                            --            178            $26,348          1.26%             --
  2009   Lowest contract charge 0.00% Class B      $ 144.25             --                 --            --           32.31%
         Highest contract charge 0.90% Class B     $ 128.64             --                 --            --           31.11%
         All contract charges                            --            202            $26,895          1.53%             --
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --          (39.77)%
         Highest contract charge 0.90% Class B     $  98.11             --                 --            --          (40.32)%
         All contract charges                            --            209            $20,946          1.78%             --
  2007   Lowest contract charge 0.00% Class B      $ 181.02             --                 --            --           (1.21)%
         Highest contract charge 0.90% Class B     $ 164.38             --                 --            --           (2.10)%
         All contract charges                            --            245            $41,272          1.37%             --
  2006   Lowest contract charge 0.00% Class B      $ 183.24             --                 --            --           20.38%
         Highest contract charge 0.90% Class B     $ 167.91             --                 --            --           19.30%
         All contract charges                            --            250            $42,875          4.75%             --
EQ/LARGE CAP CORE PLUS
-----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 163.37             --                 --            --           14.44%
         Highest contract charge 0.60% Class A     $ 118.06             --                 --            --           13.76%
         All contract charges                            --              4            $   522          0.92%             --
  2009   Lowest contract charge 0.00% Class A      $ 142.75             --                 --            --           26.90%
         Highest contract charge 0.60% Class A     $ 103.78             --                 --            --           26.13%
         All contract charges                            --              3            $   405          4.35%             --
  2008   Lowest contract charge 0.00% Class A      $ 112.49             --                 --            --          (37.18)%
         Highest contract charge 0.60% Class A     $  82.28             --                 --            --          (37.56)%
         All contract charges                            --              2            $   228          0.36%             --
  2007   Lowest contract charge 0.00% Class A      $ 179.08             --                 --            --            4.16%
         Highest contract charge 0.60% Class A     $ 131.77             --                 --            --            3.53%
         All contract charges                            --             --            $   164          1.29%             --
  2006   Lowest contract charge 0.00% Class A      $ 171.93             --                 --            --           13.21%
         Highest contract charge 0.60% Class A     $ 127.28             --                 --            --           12.53%
         All contract charges                            --             --            $    73          0.88%             --
EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 105.47             --                 --            --           14.19%
         Highest contract charge 0.90% Class B     $  94.99             --                 --            --           13.16%
         All contract charges                            --             73            $ 7,300          0.92%             --
  2009   Lowest contract charge 0.00% Class B      $  92.37             --                 --            --           26.52%
         Highest contract charge 0.90% Class B     $  83.94             --                 --            --           25.37%
         All contract charges                            --             95            $ 8,251          4.35%             --
  2008   Lowest contract charge 0.00% Class B      $  73.01             --                 --            --          (37.41)%
         Highest contract charge 0.90% Class B     $  66.96             --                 --            --          (37.97)%
         All contract charges                            --            102            $ 7,038          0.36%             --
  2007   Lowest contract charge 0.00% Class B      $ 116.64             --                 --            --            3.88%
         Highest contract charge 0.90% Class B     $ 107.94             --                 --            --            2.95%
         All contract charges                            --            109            $12,127          1.29%             --
  2006   Lowest contract charge 0.00% Class B      $ 112.28             --                 --            --           12.94%
         Highest contract charge 0.90% Class B     $ 104.85             --                 --            --           11.93%
         All contract charges                            --            114            $12,320          0.88%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 179.27             --                 --            --           16.24%
         Highest contract charge 0.60% Class A     $ 123.76             --                 --            --           15.54%
         All contract charges                            --             58            $ 9,763          0.99%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
-------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.23              --                --            --           36.70%
         Highest contract charge 0.60% Class A     $ 107.11              --                --            --           35.90%
         All contract charges                            --              54          $  8,163          2.21%             --
  2008   Lowest contract charge 0.00% Class A      $ 112.82              --                --            --          (36.18)%
         Highest contract charge 0.60% Class A     $  78.82              --                --            --          (36.56)%
         All contract charges                            --              50          $  5,531          0.16%             --
  2007   Lowest contract charge 0.00% Class A      $ 176.77              --                --            --           14.27%
         Highest contract charge 0.60% Class A     $ 124.25              --                --            --           13.57%
         All contract charges                            --              43          $  7,435            --              --
  2006   Lowest contract charge 0.00% Class A      $ 154.70              --                --            --           (0.28)%
         Highest contract charge 0.60% Class A     $ 109.40              --                --            --           (0.88)%
         All contract charges                            --              38          $  5,696            --              --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $  89.44              --                --            --           15.95%
         Highest contract charge 0.90% Class B     $  80.55              --                --            --           14.91%
         All contract charges                            --           1,144          $ 96,359          0.99%             --
  2009   Lowest contract charge 0.00% Class B      $  77.13              --                --            --           36.21%
         Highest contract charge 0.90% Class B     $  70.10              --                --            --           34.98%
         All contract charges                            --           1,268          $ 92,431          2.21%             --
  2008   Lowest contract charge 0.00% Class B      $  56.63              --                --            --          (36.26)%
         Highest contract charge 0.90% Class B     $  51.93              --                --            --          (36.84)%
         All contract charges                            --           1,305          $ 70,031          0.16%             --
  2007   Lowest contract charge 0.00% Class B      $  88.85              --                --            --           13.98%
         Highest contract charge 0.90% Class B     $  82.22              --                --            --           12.94%
         All contract charges                            --           1,309          $110,980            --              --
  2006   Lowest contract charge 0.00% Class B      $  77.95              --                --            --           (0.54)%
         Highest contract charge 0.90% Class B     $  72.80              --                --            --           (1.43)%
         All contract charges                            --           1,349          $100,743            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 197.97              --                --            --           14.34%
         Highest contract charge 0.60% Class A     $ 126.79              --                --            --           13.65%
         All contract charges                            --              40          $  7,400          0.38%             --
  2009   Lowest contract charge 0.00% Class A      $ 173.15              --                --            --           33.96%
         Highest contract charge 0.60% Class A     $ 111.56              --                --            --           33.16%
         All contract charges                            --              42          $  6,915          1.30%             --
  2008   Lowest contract charge 0.00% Class A      $ 129.25              --                --            --          (37.26)%
         Highest contract charge 0.60% Class A     $  83.78              --                --            --          (37.64)%
         All contract charges                            --              43          $  5,006          0.12%             --
  2007   Lowest contract charge 0.00% Class A      $ 206.02              --                --            --           15.75%
         Highest contract charge 0.60% Class A     $ 134.35              --                --            --           15.05%
         All contract charges                            --              38          $  7,370          0.37%             --
  2006   Lowest contract charge 0.00% Class A      $ 177.99              --                --            --            8.04%
         Highest contract charge 0.60% Class A     $ 116.78              --                --            --            7.40%
         All contract charges                            --              27          $  4,679            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 189.68              --                --            --           14.45%
         Highest contract charge 0.90% Class B     $ 167.62              --                --            --           13.42%
         All contract charges                            --             730          $125,022          0.38%             --
  2009   Lowest contract charge 0.00% Class B      $ 165.73              --                --            --           34.86%
         Highest contract charge 0.90% Class B     $ 147.79              --                --            --           33.65%
         All contract charges                            --             827          $124,156          1.30%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH PLUS (Continued)
------------------------------------
  2008   Lowest contract charge 0.00% Class B        $ 122.89              --                --            --           (38.23)%
         Highest contract charge 0.90% Class B       $ 110.58              --                --            --           (38.79)%
         All contract charges                              --             907          $101,392          0.12%              --
  2007   Lowest contract charge 0.00% Class B        $ 198.96              --                --            --            15.62%
         Highest contract charge 0.90% Class B       $ 180.67              --                --            --            14.58%
         All contract charges                              --             975          $177,887          0.37%              --
  2006   Lowest contract charge 0.00% Class B        $ 172.08              --                --            --             7.78%
         Highest contract charge 0.90% Class B       $ 157.68              --                --            --             6.81%
         All contract charges                              --           1,019          $161,821            --               --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)    $  54.93              --                --            --            14.89%
         Highest contract charge 0.90% Class A (a)   $  53.12              --                --            --            13.86%
         All contract charges                              --              53          $  2,883          1.78%              --
  2009   Lowest contract charge 0.00% Class A (a)    $  47.81              --                --            --            19.46%
         Highest contract charge 0.90% Class A (a)   $  46.65              --                --            --            18.38%
         All contract charges                              --              36          $  1,683         11.59%              --
  2008   Lowest contract charge 0.00% Class A (a)    $  40.02              --                --            --           (56.60)%
         Highest contract charge 0.90% Class A (a)   $  39.41              --                --            --           (56.99)%
         All contract charges                              --              29          $  1,141          2.15%              --
  2007   Lowest contract charge 0.00% Class A (a)    $  92.22              --                --            --            (7.78)%
         Highest contract charge 0.90% Class A (a)   $  91.63              --                --            --            (8.37)%
         All contract charges                              --              12          $  1,140            --               --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B        $  63.43              --                --            --            14.62%
         Highest contract charge 0.90% Class B (a)   $  52.64              --                --            --            13.59%
         All contract charges                              --              33          $  1,952          1.78%              --
  2009   Lowest contract charge 0.00% Class B        $  55.34              --                --            --            19.14%
         Highest contract charge 0.90% Class B (a)   $  46.34              --                --            --            18.06%
         All contract charges                              --              28          $  1,434         11.59%              --
  2008   Lowest contract charge 0.00% Class B        $  46.45              --                --            --           (56.70)%
         Highest contract charge 0.90% Class B (a)   $  39.25              --                --            --           (57.09)%
         All contract charges                              --              11          $    506          2.15%              --
  2007   Lowest contract charge 0.00% Class B        $ 107.28              --                --            --           ( 5.93)%
         Highest contract charge 0.90% Class B (a)   $  91.47              --                --            --           ( 8.53)%
         All contract charges                              --               6          $    641            --               --
  2006   Lowest contract charge 0.00% Class B        $ 114.04              --                --            --             6.83%
         Highest contract charge 0.00% Class B       $ 114.04              --                --            --             6.83%
         All contract charges                              --               3          $    286          0.05%              --
EQ/LARGE CAP VALUE PLUS (g) (j)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A        $ 154.46              --                --            --            12.90%
         Highest contract charge 0.90% Class A       $ 121.53              --                --            --            11.89%
         All contract charges                              --           2,194          $280,328          1.28%              --
  2009   Lowest contract charge 0.00% Class A        $ 136.81              --                --            --            20.61%
         Highest contract charge 0.90% Class A       $ 108.62              --                --            --            19.53%
         All contract charges                              --           2,598          $293,883          2.35%              --
  2008   Lowest contract charge 0.00% Class A        $ 113.43              --                --            --           (43.00)%
         Highest contract charge 0.90% Class A       $  90.87              --                --            --           (43.52)%
         All contract charges                              --           3,016          $282,961          3.01%              --
  2007   Lowest contract charge 0.00% Class A        $ 199.01              --                --            --            (2.94)%
         Highest contract charge 0.90% Class A       $ 160.89              --                --            --            (3.30)%
         All contract charges                              --           3,519          $ 71,098          2.48%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE PLUS (g) (j) (CONTINUED)
-------------------------------------------
  2006   Lowest contract charge 0.00% Class A           $ 207.97              --                --            --           21.70%
         Highest contract charge 0.60% Class A          $ 152.45              --                --            --           20.97%
         All contract charges                                 --             175          $ 35,192          1.69%             --
EQ/LARGE CAP VALUE PLUS (g) (j)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 115.48              --                --            --           12.68%
         Highest contract charge 0.90% Class B          $ 120.30              --                --            --           11.67%
         All contract charges                                 --             889          $110,353          1.28%             --
  2009   Lowest contract charge 0.00% Class B           $ 102.48              --                --            --           20.44%
         Highest contract charge 0.90% Class B          $ 107.73              --                --            --           19.36%
         All contract charges                                 --             984          $109,083          2.35%             --
  2008   Lowest contract charge 0.00% Class B           $  85.09              --                --            --          (43.33)%
         Highest contract charge 0.90% Class B          $  90.26              --                --            --          (43.84)%
         All contract charges                                 --           1,081          $100,115          3.01%             --
  2007   Lowest contract charge 0.00% Class B           $ 150.15              --                --            --           (4.55)%
         Highest contract charge 0.90% Class B          $ 160.72              --                --            --           (5.41)%
         All contract charges                                 --           1,181          $702,530          2.48%             --
  2006   Lowest contract charge 0.00% Class B           $ 157.30              --                --            --           21.39%
         Highest contract charge 0.90% Class B          $ 169.92              --                --            --           20.30%
         All contract charges                                 --           1,592          $270,942          1.69%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $  88.30              --                --            --           17.77%
         Highest contract charge 0.90% Class A (a)      $  85.40              --                --            --           16.72%
         All contract charges                                 --              24          $  2,044          0.68%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  74.98              --                --            --           18.39%
         Highest contract charge 0.90% Class A (a)      $  73.17              --                --            --           17.33%
         All contract charges                                 --              16          $  1,167          1.04%             --
  2008   Lowest contract charge 0.00% Class A (a)       $  63.33              --                --            --          (36.40)%
         Highest contract charge 0.90% Class A (a)      $  62.36              --                --            --          (36.98)%
         All contract charges                                 --              10          $    631          2.23%             --
  2007   Lowest contract charge 0.00% Class A (a)       $  99.57              --                --            --           (0.43)%
         Highest contract charge 0.90% Class A (a)      $  98.95              --                --            --           (1.05)%
         All contract charges                                 --               4          $    371          2.77%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 114.16              --                --            --           17.48%
         Highest contract charge 0.90% Class B (a)      $  84.61              --                --            --           16.42%
         All contract charges                                 --              12          $  1,245          0.68%             --
  2009   Lowest contract charge 0.00% Class B           $  97.18              --                --            --           18.11%
         Highest contract charge 0.90% Class B (a)      $  72.68              --                --            --           17.05%
         All contract charges                                 --               7          $    664          1.04%             --
  2008   Lowest contract charge 0.00% Class B           $  82.28              --                --            --          (36.56)%
         Highest contract charge 0.90% Class B (a)      $  62.09              --                --            --          (37.14)%
         All contract charges                                 --               5          $    359          2.23%             --
  2007   Lowest contract charge 0.00% Class B           $ 129.70              --                --            --            3.48%
         Highest contract charge 0.90% Class B (a)      $  98.77              --                --            --           (1.23)%
         All contract charges                                 --               3          $    284          2.77%             --
  2006   Lowest contract charge 0.00% Class B           $ 125.34              --                              --           17.21%
         Highest contract charge 0.00% Class B          $ 125.34              --                --            --           17.21%
         All contract charges                                 --               1          $     79          1.43%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $ 103.62             --                 --            --           14.27%
         Highest contract charge 0.90% Class A (a)      $ 100.21             --                 --            --           13.24%
         All contract charges                                 --            138            $14,096          0.88%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  90.68             --                 --            --           25.80%
         Highest contract charge 0.90% Class A (a)      $  88.49             --                 --            --           24.67%
         All contract charges                                 --             61            $ 5,543          0.99%             --
  2008   Lowest contract charge 0.00% Class A (a)       $  72.08             --                 --            --          (30.79)%
         Highest contract charge 0.90% Class A (a)      $  70.98             --                 --            --          (31.41)%
         All contract charges                                 --             40            $ 2,885          1.76%             --
  2007   Lowest contract charge 0.00% Class A (a)       $ 104.14             --                 --            --            4.14%
         Highest contract charge 0.90% Class A (a)      $ 103.48             --                 --            --            3.48%
         All contract charges                                 --             11            $ 1,127          3.25%             --
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 131.24             --                 --            --           13.97%
         Highest contract charge 0.90% Class B (a)      $  99.28             --                 --            --           12.94%
         All contract charges                                 --             33            $ 3,784          0.88%             --
  2009   Lowest contract charge 0.00% Class B           $ 115.16             --                 --            --           25.51%
         Highest contract charge 0.90% Class B (a)      $  87.90             --                 --            --           24.40%
         All contract charges                                 --             29            $ 2,856          0.99%             --
  2008   Lowest contract charge 0.00% Class B           $  91.75             --                 --            --          (30.97)%
         Highest contract charge 0.90% Class B (a)      $  70.66             --                 --            --          (31.60)%
         All contract charges                                 --             14            $ 1,116          1.76%             --
  2007   Lowest contract charge 0.00% Class B           $ 132.91             --                 --            --           10.68%
         Highest contract charge 0.90% Class B (a)      $ 103.30             --                 --            --            3.30%
         All contract charges                                 --              4            $   465          3.25%             --
  2006   Lowest contract charge 0.00% Class B           $ 120.09             --                 --            --           12.69%
         Highest contract charge 0.00% Class B          $ 120.09             --                 --            --           12.69%
         All contract charges                                 --             --            $    23          1.70%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A           $ 205.46             --                 --            --           26.05%
         Highest contract charge 0.60% Class A          $ 146.06             --                 --            --           25.30%
         All contract charges                                 --            119            $22,790          0.81%             --
  2009   Lowest contract charge 0.00% Class A           $ 162.99             --                 --            --           36.61%
         Highest contract charge 0.60% Class A          $ 116.57             --                 --            --           35.79%
         All contract charges                                 --            121            $19,119          1.16%             --
  2008   Lowest contract charge 0.00% Class A           $ 119.31             --                 --            --          (49.16)%
         Highest contract charge 0.60% Class A          $  85.85             --                 --            --          (49.46)%
         All contract charges                                 --            116            $13,496          0.91%             --
  2007   Lowest contract charge 0.00% Class A           $ 234.66             --                 --            --            8.30%
         Highest contract charge 0.60% Class A          $ 169.87             --                 --            --            7.66%
         All contract charges                                 --            105            $24,003            --              --
  2006   Lowest contract charge 0.00% Class A           $ 216.67             --                 --            --           11.81%
         Highest contract charge 0.60% Class A          $ 157.79             --                 --            --           11.14%
         All contract charges                                 --             95            $19,943          3.32%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 131.57             --                 --            --           25.74%
         Highest contract charge 0.90% Class B          $ 119.83             --                 --            --           24.61%
         All contract charges                                 --            618            $77,397          0.81%             --
  2009   Lowest contract charge 0.00% Class B           $ 104.63             --                 --            --           36.28%
         Highest contract charge 0.90% Class B          $  96.16             --                 --            --           35.04%
         All contract charges                                 --            662            $66,176          1.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/MID CAP INDEX (CONTINUED)
----------------------------
  2008   Lowest contract charge 0.00% Class B     $  76.78               --                --            --           (49.29)%
         Highest contract charge 0.90% Class B    $  71.21               --                --            --           (49.74)%
         All contract charges                           --              705          $ 51,770          0.91%              --
  2007   Lowest contract charge 0.00% Class B     $ 151.40               --                --            --             8.03%
         Highest contract charge 0.90% Class B    $ 141.69               --                --            --             7.06%
         All contract charges                           --              753          $109,736            --               --
  2006   Lowest contract charge 0.00% Class B     $ 140.14               --                --            --            11.52%
         Highest contract charge 0.90% Class B    $ 132.35               --                --            --            10.52%
         All contract charges                           --              765          $103,634          3.32%              --
EQ/MID CAP VALUE PLUS (m) (n) (o)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 212.88               --                --            --            22.51%
         Highest contract charge 0.90% Class A    $ 175.13               --                --            --            21.41%
         All contract charges                           --            1,201          $224,689          1.21%              --
  2009   Lowest contract charge 0.00% Class A     $ 173.76               --                --            --            35.75%
         Highest contract charge 0.90% Class A    $ 144.24               --                --            --            34.65%
         All contract charges                           --            1,425          $218,981          1.70%              --
  2008   Lowest contract charge 0.00% Class A     $ 128.00               --                --            --           (39.07)%
         Highest contract charge 0.60% Class A    $  92.94               --                --            --           (39.44)%
         All contract charges                           --              129          $ 15,856          1.43%              --
  2007   Lowest contract charge 0.00% Class A     $ 210.08               --                --            --            (1.27)%
         Highest contract charge 0.60% Class A    $ 153.47               --                --            --            (1.86)%
         All contract charges                           --              133          $ 26,773          1.02%              --
  2006   Lowest contract charge 0.00% Class A     $ 212.78               --                --            --            12.76%
         Highest contract charge 0.60% Class A    $ 156.38               --                --            --            12.09%
         All contract charges                           --              118          $ 24,183          0.33%              --
EQ/MID CAP VALUE PLUS (m) (n) (o)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B     $ 198.04               --                --            --            22.46%
         Highest contract charge 0.90% Class B    $ 138.07               --                --            --            21.41%
         All contract charges                           --               44          $  8,642          1.21%              --
  2009   Lowest contract charge 0.00% Class B     $ 161.72               --                --            --            35.85%
         Highest contract charge 0.90% Class B    $ 113.72               --                --            --            34.66%
         All contract charges                           --               42          $  6,722          1.70%              --
  2008   Lowest contract charge 0.00% Class B     $ 119.04               --                --            --           (39.56)%
         Highest contract charge 0.90% Class B    $ 107.12               --                --            --           (40.11)%
         All contract charges                           --            1,023          $114,073          1.43%              --
  2007   Lowest contract charge 0.00% Class B     $ 196.96               --                --            --            (1.60)%
         Highest contract charge 0.90% Class B    $ 178.86               --                --            --            (2.49)%
         All contract charges                           --            1,200          $222,789          1.02%              --
  2006   Lowest contract charge 0.00% Class B     $ 200.16               --                --            --            12.48%
         Highest contract charge 0.90% Class B    $ 183.42               --                --            --            11.47%
         All contract charges                           --            1,351          $256,266          0.33%              --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A     $ 172.07               --                --            --             0.09%
         Highest contract charge 0.90% Class A    $ 157.90               --                --            --            (0.81)%
         All contract charges                           --            1,246          $229,831          0.07%              --
  2009   Lowest contract charge 0.00% Class A     $ 171.91               --                --            --             0.29%
         Highest contract charge 0.90% Class A    $ 159.18               --                --            --            (0.61)%
         All contract charges                           --            1,610          $301,222          0.20%              --
  2008   Lowest contract charge 0.00% Class A     $ 171.41               --                --            --             2.36%
         Highest contract charge 0.90% Class A    $ 160.16               --                --            --             1.44%
         All contract charges                           --            2,010          $402,756          2.30%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/MONEY MARKET (CONTINUED)
---------------------------
  2007   Lowest contract charge 0.00% Class A          $ 167.45              --                --            --           4.98%
         Highest contract charge 0.90% Class A         $ 157.88              --                --            --           4.03%
         All contract charges                                --           1,984          $391,569          4.81%            --
  2006   Lowest contract charge 0.00% Class A          $ 159.51              --                --            --           4.73%
         Highest contract charge 0.90% Class A         $ 151.77              --                --            --           3.79%
         All contract charges                                --           1,534          $296,025          4.67%            --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --           0.01%
         Highest contract charge 0.90% Class B         $ 123.49              --                --            --          (0.89)%
         All contract charges                                --             523          $ 67,791          0.07%            --
  2009   Lowest contract charge 0.00% Class B          $ 131.48              --                --            --          (0.01)%
         Highest contract charge 0.90% Class B         $ 124.60              --                --            --          (0.90)%
         All contract charges                                --             646          $ 84,115          0.20%            --
  2008   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --           2.11%
         Highest contract charge 0.90% Class B         $ 125.74              --                --            --           1.19%
         All contract charges                                --             525          $ 68,250          2.30%            --
  2007   Lowest contract charge 0.00% Class B          $ 128.77              --                --            --           4.71%
         Highest contract charge 0.90% Class B         $ 124.26              --                --            --           3.77%
         All contract charges                                --             444          $ 55,923          4.81%            --
  2006   Lowest contract charge 0.00% Class B          $ 122.98              --                --            --           4.48%
         Highest contract charge 0.90% Class B         $ 119.75              --                --            --           3.55%
         All contract charges                                --             458          $ 56,595          4.67%            --
EQ/MONTAG AND CALDWELL GROWTH
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)      $ 111.07              --                --            --           8.49%
         Highest contract charge 0.90% Class A (a)     $ 107.42              --                --            --           7.52%
         All contract charges                                --             168          $ 16,667          0.89%            --
  2009   Lowest contract charge 0.00% Class A (a)      $ 102.38              --                --            --          30.07%
         Highest contract charge 0.90% Class A (a)     $  99.91              --                --            --          28.90%
         All contract charges                                --              99          $  9,929          0.63%            --
  2008   Lowest contract charge 0.00% Class A (a)      $  78.71              --                --            --         (32.74)%
         Highest contract charge 0.90% Class A (a)     $  77.51              --                --            --         (33.34)%
         All contract charges                                --              76          $  5,897          0.43%            --
  2007   Lowest contract charge 0.00% Class A (a)      $ 117.02              --                --            --          17.02%
         Highest contract charge 0.90% Class A (a)     $ 116.28              --                --            --          16.28%
         All contract charges                                --              29          $  3,428          1.15%            --
EQ/MONTAG AND CALDWELL GROWTH
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 135.96              --                --            --           8.22%
         Highest contract charge 0.90% Class B (a)     $ 106.44              --                --            --           7.24%
         All contract charges                                --              87          $ 10,858          0.89%            --
  2009   Lowest contract charge 0.00% Class B          $ 125.64              --                --            --          29.74%
         Highest contract charge 0.90% Class B (a)     $  99.25              --                --            --          28.57%
         All contract charges                                --              75          $  8,378          0.63%            --
  2008   Lowest contract charge 0.00% Class B          $  96.84              --                --            --         (32.89)%
         Highest contract charge 0.90% Class B (a)     $  77.20              --                --            --         (33.49)%
         All contract charges                                --              49          $  4,194          0.43%            --
  2007   Lowest contract charge 0.00% Class B          $ 144.30              --                --            --          20.81%
         Highest contract charge 0.90% Class B (a)     $ 116.08              --                --            --          (2.81)%
         All contract charges                                --              13          $  1,734          1.15%            --
  2006   Lowest contract charge 0.00% Class B          $ 119.44              --                --            --           7.95%
         Highest contract charge 0.00% Class B         $ 119.44              --                --            --           7.95%
         All contract charges                                --               4          $    472          0.26%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
EQ/MORGAN STANLEY MID CAP GROWTH (h)
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)       $ 125.98             --                 --            --           32.63%
         Highest contract charge 0.90% Class A (a)      $ 121.84             --                 --            --           31.44%
         All contract charges                                 --            305            $37,725          0.34%             --
  2009   Lowest contract charge 0.00% Class A (a)       $  94.99             --                 --            --           57.44%
         Highest contract charge 0.90% Class A (a)      $  92.69             --                 --            --           56.05%
         All contract charges                                 --            258            $24,203            --              --
  2008   Lowest contract charge 0.00% Class A (a)       $  60.33             --                 --            --          (47.19)%
         Highest contract charge 0.90% Class A (a)      $  59.40             --                 --            --          (47.67)%
         All contract charges                                 --            164            $ 9,796            --              --
  2007   Lowest contract charge 0.00% Class A (a)       $ 114.23             --                 --            --           14.23%
         Highest contract charge 0.90% Class A (a)      $ 113.51             --                 --            --           13.51%
         All contract charges                                 --            110            $12,578          1.39%             --
EQ/MORGAN STANLEY MID CAP GROWTH (h)
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 182.78             --                 --            --           32.30%
         Highest contract charge 0.90% Class B (a)      $ 120.71             --                 --            --           31.11%
         All contract charges                                 --            116            $16,556          0.34%             --
  2009   Lowest contract charge 0.00% Class B           $ 138.16             --                 --            --           57.07%
         Highest contract charge 0.90% Class B (a)      $  92.07             --                 --            --           55.65%
         All contract charges                                 --             89            $ 9,414            --              --
  2008   Lowest contract charge 0.00% Class B           $  87.96             --                 --            --          (47.32)%
         Highest contract charge 0.90% Class B (a)      $  59.15             --                 --            --          (47.80)%
         All contract charges                                 --             58            $ 3,842            --              --
  2007   Lowest contract charge 0.00% Class B           $ 166.98             --                 --            --           22.41%
         Highest contract charge 0.90% Class B (a)      $ 113.31             --                 --            --           13.31%
         All contract charges                                 --             28            $ 3,449          1.39%             --
  2006   Lowest contract charge 0.00% Class B           $ 136.41             --                 --            --            9.26%
         Highest contract charge 0.00% Class B          $ 136.41             --                 --            --            9.26%
         All contract charges                                 --              1            $    90          0.59%             --
EQ/PIMCO ULTRA SHORT BOND (p) (q)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (v)       $ 114.18             --                 --            --            1.09%
         Highest contract charge 0.90% Class A (v)      $ 110.42             --                 --            --            0.18%
         All contract charges                                 --            274            $30,700          0.40%             --
  2009   Lowest contract charge 0.00% Class A (v)       $ 112.94             --                 --            --            8.11%
         Highest contract charge 0.90% Class A (v)      $ 110.22             --                 --            --            7.14%
         All contract charges                                 --            319            $35,575          0.62%             --
EQ/PIMCO ULTRA SHORT BOND (p) (q)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B           $ 117.24             --                 --            --            0.84%
         Highest contract charge 0.90% Class B (a)      $ 110.04             --                 --            --           (0.07)%
         All contract charges                                 --            178            $20,332          0.40%             --
  2009   Lowest contract charge 0.00% Class B           $ 116.26             --                 --            --            8.01%
         Highest contract charge 0.90% Class B (a)      $ 110.12             --                 --            --            7.04%
         All contract charges                                 --            171            $19,397          0.62%             --
  2008   Lowest contract charge 0.00% Class B           $ 107.64             --                 --            --           (4.05)%
         Highest contract charge 0.90% Class B (a)      $ 102.88             --                 --            --           (4.91)%
         All contract charges                                 --            293            $30,513          3.91%             --
  2007   Lowest contract charge 0.00% Class B           $ 112.18             --                 --            --           11.48%
         Highest contract charge 0.90% Class B (a)      $ 108.19             --                 --            --            8.19%
         All contract charges                                 --             51            $ 5,615          7.67%             --
  2006   Lowest contract charge 0.00% Class B           $ 100.63             --                 --            --            0.39%
         Highest contract charge 0.00% Class B          $ 100.63             --                 --            --            0.39%
         All contract charges                                 --              3            $   312          7.36%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/QUALITY BOND PLUS (t)
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 238.65             --                 --            --           6.47%
         Highest contract charge 0.90% Class A     $ 192.62             --                 --            --           5.51%
         All contract charges                            --            320           $ 65,807          9.13%            --
  2009   Lowest contract charge 0.00% Class A      $ 224.15             --                 --            --           6.28%
         Highest contract charge 0.90% Class A     $ 182.56             --                 --            --           5.33%
         All contract charges                            --            417           $ 84,236          3.02%            --
  2008   Lowest contract charge 0.00% Class A      $ 210.91             --                 --            --          (6.33)%
         Highest contract charge 0.90% Class A     $ 173.33             --                 --            --          (7.17)%
         All contract charges                            --            486           $ 93,036          5.68%            --
  2007   Lowest contract charge 0.00% Class A      $ 225.16             --                 --            --           4.80%
         Highest contract charge 0.90% Class A     $ 186.72             --                 --            --           3.85%
         All contract charges                            --            495           $101,225          5.08%            --
  2006   Lowest contract charge 0.00% Class A      $ 214.84             --                 --            --           4.09%
         Highest contract charge 0.90% Class A     $ 179.79             --                 --            --           3.16%
         All contract charges                            --            520           $101,691          4.03%            --
EQ/QUALITY BOND PLUS (t)
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 161.43             --                 --            --           6.24%
         Highest contract charge 0.90% Class B     $ 147.22             --                 --            --           5.29%
         All contract charges                            --            176           $ 26,750          9.13%            --
  2009   Lowest contract charge 0.00% Class B      $ 151.95             --                 --            --           6.06%
         Highest contract charge 0.90% Class B     $ 139.83             --                 --            --           5.11%
         All contract charges                            --            198           $ 28,433          3.02%            --
  2008   Lowest contract charge 0.00% Class B      $ 143.26             --                 --            --          (6.55)%
         Highest contract charge 0.90% Class B     $ 133.03             --                 --            --          (7.39)%
         All contract charges                            --            194           $ 26,200          5.68%            --
  2007   Lowest contract charge 0.00% Class B      $ 153.30             --                 --            --           4.54%
         Highest contract charge 0.90% Class B     $ 143.64             --                 --            --           3.59%
         All contract charges                            --            210           $ 30,448          5.08%            --
  2006   Lowest contract charge 0.00% Class B      $ 146.64             --                 --            --           3.82%
         Highest contract charge 0.90% Class B     $ 138.66             --                 --            --           2.89%
         All contract charges                            --            226           $ 31,598          4.03%            --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 245.68             --                 --            --          26.13%
         Highest contract charge 0.90% Class A     $ 201.57             --                 --            --          25.00%
         All contract charges                            --            214           $ 44,244          1.21%            --
  2009   Lowest contract charge 0.00% Class A      $ 194.78             --                 --            --          26.44%
         Highest contract charge 0.90% Class A     $ 161.25             --                 --            --          25.30%
         All contract charges                            --            210           $ 36,171          1.63%            --
  2008   Lowest contract charge 0.00% Class A      $ 154.05             --                 --            --         (33.96)%
         Highest contract charge 0.90% Class A     $ 128.69             --                 --            --         (34.56)%
         All contract charges                            --            207           $ 29,618          1.04%            --
  2007   Lowest contract charge 0.00% Class A      $ 233.27             --                 --            --          (1.60)%
         Highest contract charge 0.90% Class A     $ 196.66             --                 --            --          (2.48)%
         All contract charges                            --            194           $ 39,848          1.55%            --
  2006   Lowest contract charge 0.00% Class A      $ 237.06             --                 --            --          18.01%
         Highest contract charge 0.90% Class A     $ 201.67             --                 --            --          16.94%
         All contract charges                            --            176           $ 36,575          1.59%            --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 178.81             --                 --            --          25.82%
         Highest contract charge 0.90% Class B     $ 176.61             --                 --            --          24.69%
         All contract charges                            --             75           $ 13,547          1.21%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------------
                                                       UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                    FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                   ------------ -------------------- ------------ ---------------- ------------
EQ/SMALL COMPANY INDEX (CONTINUED)
----------------------------------
  2009   Lowest contract charge 0.00% Class B       $ 142.12             --                 --            --
         Highest contract charge 0.90% Class B      $ 141.64             --                 --            --
         All contract charges                             --             68            $ 9,831          1.63%
  2008   Lowest contract charge 0.00% Class B       $ 112.68             --                 --            --           (34.13)%
         Highest contract charge 0.90% Class B      $ 113.32             --                 --            --           (34.72)%
         All contract charges                             --             71            $ 7,188          1.04%              --
  2007   Lowest contract charge 0.00% Class B       $ 171.06             --                 --            --            (1.83)%
         Highest contract charge 0.90% Class B      $ 173.60             --                 --            --            (2.72)%
         All contract charges                             --             71            $13,008          1.55%              --
  2006   Lowest contract charge 0.00% Class B       $ 174.25             --                 --            --            17.71%
         Highest contract charge 0.90% Class B      $ 178.45             --                 --            --            16.65%
         All contract charges                             --             61            $11,500          1.59%              --
EQ/T. ROWE PRICE GROWTH STOCK (e)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A (b)   $  97.55             --                 --            --            16.68%
         Highest contract charge 0.60% Class A (b)  $  95.31             --                 --            --            15.99%
         All contract charges                             --             18            $ 1,007          0.00%              --
  2009   Lowest contract charge 0.00% Class A (b)   $  83.60             --                 --            --            43.13%
         Highest contract charge 0.60% Class A (b)  $  82.17             --                 --            --            42.26%
         All contract charges                             --             12            $   958            --               --
  2008   Lowest contract charge 0.00% Class A (b)   $  58.41             --                 --            --           (42.06)%
         Highest contract charge 0.60% Class A (b)  $  57.76             --                 --            --           (42.41)%
         All contract charges                             --             12            $   696            --               --
  2007   Lowest contract charge 0.00% Class A (b)   $ 100.81             --                 --            --             0.81%
         Highest contract charge 0.60% Class A (b)  $ 100.29             --                 --            --             0.29%
         All contract charges                             --             11            $ 1,100          0.17%              --
EQ/T. ROWE PRICE GROWTH STOCK (e)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 114.56             --                 --            --            16.39%
         Highest contract charge 0.90% Class B (b)  $  93.36             --                 --            --            15.35%
         All contract charges                             --            384            $37,430          0.00%              --
  2009   Lowest contract charge 0.00% Class B       $  98.42             --                 --            --            42.64%
         Highest contract charge 0.90% Class B (b)  $  80.94             --                 --            --            41.35%
         All contract charges                             --            386            $32,264            --               --
  2008   Lowest contract charge 0.00% Class B       $  69.00             --                 --            --           (42.21)%
         Highest contract charge 0.90% Class B (b)  $  57.26             --                 --            --           (42.73)%
         All contract charges                             --            313            $18,276            --               --
  2007   Lowest contract charge 0.00% Class B       $ 119.39             --                 --            --             7.23%
         Highest contract charge 0.90% Class B (b)  $  99.98             --                 --            --            (0.02)%
         All contract charges                             --            309            $31,316          0.17%              --
  2006   Lowest contract charge 0.00% Class B       $ 111.34             --                 --            --            (4.01)%
         Highest contract charge 0.00% Class B      $ 111.34             --                 --            --            (4.01)%
         All contract charges                             --              6            $   661            --               --
EQ/UBS GROWTH AND INCOME
------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B       $ 123.85             --                 --            --            13.07%
         Highest contract charge 0.90% Class B (a)  $  83.32             --                 --            --            12.05%
         All contract charges                             --             55            $ 5,420          0.71%              --
  2009   Lowest contract charge 0.00% Class B       $ 109.54             --                 --            --            32.44%
         Highest contract charge 0.90% Class B (a)  $  74.36             --                 --            --            31.24%
         All contract charges                             --             55            $ 4,761          0.87%              --
  2008   Lowest contract charge 0.00% Class B       $  82.71             --                 --            --           (40.03)%
         Highest contract charge 0.90% Class B (a)  $  56.66             --                 --            --           (40.57)%
         All contract charges                             --             51            $ 3,313          1.38%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/UBS GROWTH AND INCOME (CONTINUED)
------------------------------------
  2007   Lowest contract charge 0.00% Class B          $ 137.92            --                 --             --           1.17%
         Highest contract charge 0.90% Class B (a)     $  95.34            --                 --             --          (4.66)%
         All contract charges                                --            41             $4,500           1.33%            --
  2006   Lowest contract charge 0.00% Class B          $ 136.33            --                 --             --          14.15%
         Highest contract charge 0.00% Class B         $ 136.33            --                 --             --          14.15%
         All contract charges                                --             7             $  964           0.95%            --
EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A (a)      $  86.88            --                 --             --          15.50%
         Highest contract charge 0.90% Class A (a)     $  84.02            --                 --             --          14.46%
         All contract charges                                --            19             $1,627           1.50%            --
  2009   Lowest contract charge 0.00% Class A (a)      $  75.22            --                 --             --          28.74%
         Highest contract charge 0.90% Class A (a)     $  73.41            --                 --             --          27.58%
         All contract charges                                --            17             $1,278           1.72%            --
  2008   Lowest contract charge 0.00% Class A (a)      $  58.43            --                 --             --         (36.78)%
         Highest contract charge 0.90% Class A (a)     $  57.54            --                 --             --         (37.35)%
         All contract charges                                --            19             $  998           2.77%            --
  2007   Lowest contract charge 0.00% Class A (a)      $  92.43            --                 --             --          (7.57)%
         Highest contract charge 0.90% Class A (a)     $  91.85            --                 --             --          (8.15)%
         All contract charges                                --             8             $  650           3.69%            --
EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 110.93            --                 --             --          15.21%
         Highest contract charge 0.90% Class B (a)     $  83.24            --                 --             --          14.18%
         All contract charges                                --            24             $2,573           1.50%            --
  2009   Lowest contract charge 0.00% Class B          $  96.28            --                 --             --          28.41%
         Highest contract charge 0.90% Class B (a)     $  72.90            --                 --             --          27.26%
         All contract charges                                --            14             $1,258           1.72%            --
  2008   Lowest contract charge 0.00% Class B          $  74.98            --                 --             --         (36.94)%
         Highest contract charge 0.90% Class B (a)     $  57.29            --                 --             --         (37.52)%
         All contract charges                                --             9             $  597           2.77%            --
  2007   Lowest contract charge 0.00% Class B          $ 118.91            --                 --             --          (2.50)%
         Highest contract charge 0.90% Class B (a)     $  91.69            --                 --             --          (8.31)%
         All contract charges                                --             5             $  526           3.69%            --
  2006   Lowest contract charge 0.00% Class B          $ 121.96            --                 --             --          15.90%
         Highest contract charge 0.00% Class B         $ 121.96            --                 --             --          15.90%
         All contract charges                                --             1             $  104           3.50%            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class A          $ 224.48            --                 --             --          17.58%
         Highest contract charge 0.00% Class A         $ 224.48            --                 --             --          17.58%
         All contract charges                                --            26             $4,837           0.01%            --
  2009   Lowest contract charge 0.00% Class A          $ 190.92            --                 --             --          40.65%
         Highest contract charge 0.00% Class A         $ 190.92            --                 --             --          40.65%
         All contract charges                                --            12             $2,157           0.23%            --
  2008   Lowest contract charge 0.00% Class A          $ 135.74            --                 --             --         (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74            --                 --             --         (27.42)%
         All contract charges                                --             4             $  380           0.61%            --
  2007   Lowest contract charge 0.00% Class A          $ 187.02            --                 --             --          11.61%
         Highest contract charge 0.00% Class A         $ 187.02            --                 --             --          11.61%
         All contract charges                                --             3             $  432             --             --
  2006   Lowest contract charge 0.00% Class A          $ 167.56            --                 --             --           6.13%
         Highest contract charge 0.00% Class A         $ 167.56            --                 --             --           6.13%
         All contract charges                                --             1             $   82           2.06%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B              $ 128.76          --                 --            --           17.29%
         Highest contract charge 0.90% Class B             $ 116.22          --                 --            --           16.24%
         All contract charges                                    --         406            $49,872          0.01%             --
  2009   Lowest contract charge 0.00% Class B              $ 109.78          --                 --            --           40.29%
         Highest contract charge 0.90% Class B             $  99.98          --                 --            --           39.04%
         All contract charges                                    --         235            $24,042          0.23%             --
  2008   Lowest contract charge 0.00% Class B              $  78.25          --                 --            --          (27.60)%
         Highest contract charge 0.90% Class B             $  71.91          --                 --            --          (28.26)%
         All contract charges                                    --         129            $ 9,449          0.61%             --
  2007   Lowest contract charge 0.00% Class B              $ 108.08          --                 --            --           11.33%
         Highest contract charge 0.90% Class B             $ 100.23          --                 --            --           10.32%
         All contract charges                                    --         129            $13,009            --              --
  2006   Lowest contract charge 0.00% Class B              $  97.08          --                 --            --            5.87%
         Highest contract charge 0.90% Class B             $  90.85          --                 --            --            4.92%
         All contract charges                                    --          93            $ 8,539          2.06%             --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 162.06          --                 --            --           16.02%
         Highest contract charge 0.00% Service Class 2     $ 162.06          --                 --            --           16.02%
         All contract charges                                    --          23            $ 3,707          0.50%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 139.68          --                 --            --           32.41%
         Highest contract charge 0.00% Service Class 2     $ 139.68          --                 --            --           32.41%
         All contract charges                                    --          44            $ 6,144          1.42%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 105.49          --                 --            --          (35.94)%
         Highest contract charge 0.00% Service Class 2     $ 105.49          --                 --            --          (35.94)%
         All contract charges                                    --          42            $ 4,470          1.89%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 164.68          --                 --            --           18.60%
         Highest contract charge 0.00% Service Class 2     $ 164.68          --                 --            --           18.60%
         All contract charges                                    --          29            $ 4,820          3.86%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 138.85          --                 --            --            6.72%
         Highest contract charge 0.00% Service Class 2     $ 138.85          --                 --            --            6.72%
         All contract charges                                    --          21            $ 2,924          1.86%             --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 202.48          --                 --            --           16.93%
         Highest contract charge 0.90% Service Class 2 (y) $ 106.10          --                 --            --           20.44%
         All contract charges                                    --         270            $46,061          0.93%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 173.17          --                 --            --           35.47%
         Highest contract charge 0.00% Service Class 2     $ 173.17          --                 --            --           35.47%
         All contract charges                                    --         225            $38,820          1.29%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 127.83          --                 --            --          (42.69)%
         Highest contract charge 0.00% Service Class 2     $ 127.83          --                 --            --          (42.69)%
         All contract charges                                    --         205            $26,164          0.81%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 223.05          --                 --            --           17.30%
         Highest contract charge 0.00% Service Class 2     $ 223.05          --                 --            --           17.30%
         All contract charges                                    --         209            $46,555          1.94%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 190.15          --                 --            --           11.43%
         Highest contract charge 0.00% Service Class 2     $ 190.15          --                 --            --           11.43%
         All contract charges                                    --         194            $36,939          1.03%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 158.28          --                 --            --           14.92%
         Highest contract charge 0.00% Service Class 2     $ 158.28          --                 --            --           14.92%
         All contract charges                                    --          41            $ 4,712          1.35%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 137.73          --                 --            --           29.89%
         Highest contract charge 0.00% Service Class 2     $ 137.73          --                 --            --           29.89%
         All contract charges                                    --          39            $ 5,368          2.03%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 106.04          --                 --            --          (42.81)%
         Highest contract charge 0.00% Service Class 2     $ 106.04          --                 --            --          (42.81)%
         All contract charges                                    --          43            $ 4,513          2.34%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 185.43          --                 --            --            1.27%
         Highest contract charge 0.00% Service Class 2     $ 185.43          --                 --            --            1.27%
         All contract charges                                    --          50            $ 9,359          1.64%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 183.10          --                 --            --           19.93%
         Highest contract charge 0.00% Service Class 2     $ 183.10          --                 --            --           19.93%
         All contract charges                                    --          55            $10,114          5.07%             --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 142.11          --                 --            --           14.54%
         Highest contract charge 0.90% Service Class 2 (y) $ 103.95          --                 --            --           18.65%
         All contract charges                                    --          34            $ 4,338          0.40%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 124.07          --                 --            --           27.01%
         Highest contract charge 0.00% Service Class 2     $ 124.07          --                 --            --           27.01%
         All contract charges                                    --          39            $ 4,742          0.90%             --
  2008   Lowest contract charge 0.00% Service Class 2      $  97.68          --                 --            --          (41.90)%
         Highest contract charge 0.00% Service Class 2     $  97.68          --                 --            --          (41.90)%
         All contract charges                                    --          30            $ 2,927          1.14%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 168.11          --                 --            --           11.86%
         Highest contract charge 0.00% Service Class 2     $ 168.11          --                 --            --           11.86%
         All contract charges                                    --          26            $ 4,306          4.78%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 150.29          --                 --            --           12.86%
         Highest contract charge 0.00% Service Class 2     $ 150.29          --                 --            --           12.86%
         All contract charges                                    --          23            $ 3,488          1.12%             --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 177.79          --                 --            --           13.67%
         Highest contract charge 0.00% Service Class 2     $ 177.79          --                 --            --           13.67%
         All contract charges                                    --         126            $20,003          8.19%             --
  2009   Lowest contract charge 0.00% Service Class 2      $ 156.41          --                 --            --           43.47%
         Highest contract charge 0.00% Service Class 2     $ 156.41          --                 --            --           43.47%
         All contract charges                                    --         114            $17,838         10.51%             --
  2008   Lowest contract charge 0.00% Service Class 2      $ 109.02          --                 --            --          (25.14)%
         Highest contract charge 0.00% Service Class 2     $ 109.02          --                 --            --          (25.14)%
         All contract charges                                    --          60            $ 6,563         10.39%             --
  2007   Lowest contract charge 0.00% Service Class 2      $ 145.64          --                 --            --            2.54%
         Highest contract charge 0.00% Service Class 2     $ 145.64          --                 --            --            2.54%
         All contract charges                                    --          66            $ 9,673          9.22%             --
  2006   Lowest contract charge 0.00% Service Class 2      $ 142.03          --                 --            --           11.02%
         Highest contract charge 0.00% Service Class 2     $ 142.03          --                 --            --           11.02%
         All contract charges                                    --          61            $ 8,621         10.89%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
-----------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 141.30          --                 --            --           7.55%
         Highest contract charge 0.00% Service Class 2     $ 141.30          --                 --            --           7.55%
         All contract charges                                    --         174            $21,980          3.41%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 131.38          --                 --            --          15.47%
         Highest contract charge 0.00% Service Class 2     $ 131.38          --                 --            --          15.47%
         All contract charges                                    --         154            $19,978          8.38%            --
  2008   Lowest contract charge 0.00% Service Class 2      $ 113.78          --                 --            --          (3.46)%
         Highest contract charge 0.00% Service Class 2     $ 113.78          --                 --            --          (3.46)%
         All contract charges                                    --          73            $ 8,340          3.86%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 117.86          --                 --            --           4.08%
         Highest contract charge 0.00% Service Class 2     $ 117.86          --                 --            --           4.08%
         All contract charges                                    --          84            $ 9,953          3.52%            --
  2006   Lowest contract charge 0.00% Service Class 2      $ 113.24          --                 --            --           4.14%
         Highest contract charge 0.00% Service Class 2     $ 113.24          --                 --            --           4.14%
         All contract charges                                    --          74            $ 8,360          4.58%            --
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Servce Class 2       $ 297.95          --                 --            --          28.57%
         Highest contract charge 0.90% Service Class 2 (y) $ 112.63          --                 --            --          24.70%
         All contract charges                                    --         244            $53,100          0.16%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 231.74          --                 --            --          39.76%
         Highest contract charge 0.00% Service Class 2     $ 231.74          --                 --            --          39.76%
         All contract charges                                    --         137            $31,690          0.48%            --
  2008   Lowest contract charge 0.00% Service Class 2      $ 165.82          --                 --            --         (39.61)%
         Highest contract charge 0.00% Service Class 2     $ 165.82          --                 --            --         (39.61)%
         All contract charges                                    --         134            $22,273          0.24%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 274.57          --                 --            --          15.34%
         Highest contract charge 0.00% Service Class 2     $ 274.57          --                 --            --          15.34%
         All contract charges                                    --         147            $40,381          8.68%            --
  2006   Lowest contract charge 0.00% Service Class 2      $ 238.06          --                 --            --          12.40%
         Highest contract charge 0.00% Service Class 2     $ 238.06          --                 --            --          12.40%
         All contract charges                                    --         138            $32,948          1.13%            --
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
--------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2 (u)  $ 100.25          --                 --            --           0.07%
         Highest contract charge 0.00% Service Class 2 (u) $ 100.25          --                 --            --           0.07%
         All contract charges                                    --          27            $ 1,544          0.03%            --
  2009   Lowest contract charge 0.00% Service Class 2 (u)  $ 100.18          --                 --            --           0.17%
         Highest contract charge 0.00% Service Class 2 (u) $ 100.18          --                 --            --           0.17%
         All contract charges                                    --         141            $14,014          0.08%            --
FIDELITY(R) VIP VALUE PORTFOLIO
-------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2      $ 156.05          --                 --            --          17.52%
         Highest contract charge 0.00% Service Class 2     $ 156.05          --                 --            --          17.52%
         All contract charges                                    --          35            $ 5,420          0.80%            --
  2009   Lowest contract charge 0.00% Service Class 2      $ 132.79          --                 --            --          42.11%
         Highest contract charge 0.00% Service Class 2     $ 132.79          --                 --            --          42.11%
         All contract charges                                    --          41            $ 5,439          0.77%            --
  2008   Lowest contract charge 0.00% Service Class 2      $  93.44          --                 --            --         (46.60)%
         Highest contract charge 0.00% Service Class 2     $  93.44          --                 --            --         (46.60)%
         All contract charges                                    --          32            $ 2,965          0.61%            --
  2007   Lowest contract charge 0.00% Service Class 2      $ 174.99          --                 --            --           1.86%
         Highest contract charge 0.00% Service Class 2     $ 174.99          --                 --            --           1.86%
         All contract charges                                    --          40            $ 6,930          4.26%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
FIDELITY(R) VIP VALUE PORTFOLIO (CONTINUED)
-------------------------------------------
  2006   Lowest contract charge 0.00% Service Class 2     $ 171.80          --                 --            --           14.41%
         Highest contract charge 0.00% Service Class 2    $ 171.80          --                 --            --           14.41%
         All contract charges                                   --          25            $ 4,323          0.88%             --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
------------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class 2     $ 212.80          --                 --            --           26.34%
         Highest contract charge 0.00% Service Class 2    $ 212.80          --                 --            --           26.34%
         All contract charges                                   --          26            $ 5,402          0.22%             --
  2009   Lowest contract charge 0.00% Service Class 2     $ 168.44          --                 --            --           57.15%
         Highest contract charge 0.00% Service Class 2    $ 168.44          --                 --            --           57.15%
         All contract charges                                   --          35            $ 5,964          0.42%             --
  2008   Lowest contract charge 0.00% Service Class 2     $ 107.18          --                 --            --          (51.28)%
         Highest contract charge 0.00% Service Class 2    $ 107.18          --                 --            --          (51.28)%
         All contract charges                                   --          25            $ 2,697          0.48%             --
  2007   Lowest contract charge 0.00% Service Class 2     $ 220.01          --                 --            --            5.44%
         Highest contract charge 0.00% Service Class 2    $ 220.01          --                 --            --            5.44%
         All contract charges                                   --          38            $ 8,359          6.13%             --
  2006   Lowest contract charge 0.00% Service Class 2     $ 208.66          --                 --            --           16.01%
         Highest contract charge 0.00% Service Class 2    $ 208.66          --                 --            --           16.01%
         All contract charges                                   --          20            $ 4,109          2.31%             --
FRANKLIN RISING DIVIDENDS SECURITIES
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 108.47          --                 --            --           17.18%
         Highest contract charge 0.90% Class 2 (y)        $ 107.79          --                 --            --           16.53%
         All contract charges                                   --         161            $17,438          0.01%             --
FRANKLIN SMALL CAP VALUE SECURITIES
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 106.81          --                 --            --           23.02%
         Highest contract charge 0.90% Class 2 (y)        $ 106.14          --                 --            --           22.35%
         All contract charges                                   --           6            $   647          0.00%             --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)         $ 105.24          --                 --            --            8.14%
         Highest contract charge 0.90% Class 2 (y)        $ 104.58          --                 --            --            7.54%
         All contract charges                                   --          43            $ 4,514          0.13%             --
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Shares (y)  $ 108.47          --                 --            --           23.60%
         Highest contract charge 0.90% Service Shares (y) $ 107.80          --                 --            --           22.93%
         All contract charges                                   --          34            $ 3,662          1.14%             --
INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Series II (y)       $  94.40          --                 --            --           10.32%
         Highest contract charge 0.00% Series II (y)      $  94.40          --                 --            --           10.32%
         All contract charges                                   --           6            $   405          0.00%             --
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 111.53          --                 --            --           24.88%
         Highest contract charge 0.90% Series II (y)      $ 110.84          --                 --            --           24.20%
         All contract charges                                   --          34            $ 3,778          3.87%             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 110.41          --                 --            --           25.38%
         Highest contract charge 0.90% Series II (y)      $ 109.72          --                 --            --           24.70%
         All contract charges                                   --          62            $ 6,575          0.84%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 105.14           --                 --            --          16.03%
         Highest contract charge 0.90% Series II (y)      $ 104.48           --                 --            --          15.40%
         All contract charges                                   --            9            $   982          0.19%            --
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Series II (y)       $ 109.49           --                 --            --          23.63%
         Highest contract charge 0.90% Series II (y)      $ 108.80           --                 --            --          22.96%
         All contract charges                                   --            5            $   374          0.00%            --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 107.00           --                 --            --          23.46%
         Highest contract charge 0.00% Common Shares (y)  $ 107.00           --                 --            --          23.46%
         All contract charges                                   --           19            $ 1,165          0.00%            --
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 114.48           --                 --            --          38.18%
         Highest contract charge 0.90% Common Shares (y)  $ 113.76           --                 --            --          37.43%
         All contract charges                                   --           19            $ 1,263          0.00%            --
IVY FUNDS VIP MID CAP GROWTH
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 115.78           --                 --            --          29.49%
         Highest contract charge 0.90% Common Shares (y)  $ 115.06           --                 --            --          28.79%
         All contract charges                                   --           38            $ 3,775          0.00%            --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 105.81           --                 --            --          18.82%
         Highest contract charge 0.00% Common Shares (y)  $ 105.81           --                 --            --          18.82%
         All contract charges                                   --           37            $ 3,754          0.00%            --
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Common Shares (y)   $ 113.53           --                 --            --          27.53%
         Highest contract charge 0.90% Common Shares (y)  $ 112.82           --                 --            --          26.83%
         All contract charges                                   --           18            $ 1,854          0.00%            --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Shares (y)  $ 114.04           --                 --            --          29.93%
         Highest contract charge 0.90% Service Shares (y) $ 113.32           --                 --            --          29.22%
         All contract charges                                   --          237            $25,870          2.57%            --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 106.86           --                 --            --          21.59%
         Highest contract charge 0.90% Service Class (y)  $ 106.19           --                 --            --          20.93%
         All contract charges                                   --          210            $21,007          0.00%            --
MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 105.80           --                 --            --          17.98%
         Highest contract charge 0.90% Service Class (y)  $ 105.14           --                 --            --          17.34%
         All contract charges                                   --            5            $   570          0.00%            --
MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Service Class (y)   $ 102.73           --                 --            --          16.59%
         Highest contract charge 0.90% Service Class (y)  $ 102.09           --                 --            --          15.96%
         All contract charges                                   --            1            $    66          0.00%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                 YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                        FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                       ------------ -------------------- ------------ ---------------- ------------
MFS UTILITIES SERIES
--------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Service Class (y)  $ 111.38              --                --            --           24.51%
         Highest contract charge 0.00% Service Class (y) $ 111.38              --                --            --           24.51%
         All contract charges                                  --               1          $    112          0.00%             --
MULTIMANAGER AGGRESSIVE EQUITY (r) (x)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A            $ 171.10              --                --            --           17.91%
         Highest contract charge 0.90% Class A           $ 179.55              --                --            --           16.85%
         All contract charges                                  --             870          $363,738          0.86%             --
  2009   Lowest contract charge 0.00% Class A            $ 145.11              --                --            --           37.61%
         Highest contract charge 0.90% Class A           $ 153.66              --                --            --           36.37%
         All contract charges                                  --             901          $331,262          0.39%             --
  2008   Lowest contract charge 0.00% Class A            $ 105.45              --                --            --          (46.54)%
         Highest contract charge 0.90% Class A           $ 112.68              --                --            --          (47.02)%
         All contract charges                                  --             870          $249,801          0.50%             --
  2007   Lowest contract charge 0.00% Class A            $ 197.25              --                --            --           11.66%
         Highest contract charge 0.90% Class A           $ 212.70              --                --            --           10.65%
         All contract charges                                  --             950          $516,296          0.10%             --
  2006   Lowest contract charge 0.00% Class A            $ 176.65              --                --            --            5.37%
         Highest contract charge 0.90% Class A           $ 192.22              --                --            --            4.43%
         All contract charges                                  --           1,040          $506,530          0.17%             --
MULTIMANAGER AGGRESSIVE EQUITY (r) (x)
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B            $  87.39              --                --            --           17.61%
         Highest contract charge 0.90% Class B           $  78.80              --                --            --           16.56%
         All contract charges                                  --             283          $ 23,448          0.86%             --
  2009   Lowest contract charge 0.00% Class B            $  74.30              --                --            --           37.27%
         Highest contract charge 0.90% Class B           $  67.61              --                --            --           36.04%
         All contract charges                                  --             261          $ 18,387          0.39%             --
  2008   Lowest contract charge 0.00% Class B            $  54.13              --                --            --          (46.68)%
         Highest contract charge 0.90% Class B           $  49.70              --                --            --          (47.16)%
         All contract charges                                  --             178          $  9,141          0.50%             --
  2007   Lowest contract charge 0.00% Class B            $ 101.51              --                --            --           11.38%
         Highest contract charge 0.90% Class B           $  94.06              --                --            --           10.39%
         All contract charges                                  --             186          $ 17,789          0.10%             --
  2006   Lowest contract charge 0.00% Class B            $  91.14              --                --            --            5.11%
         Highest contract charge 0.90% Class B           $  85.21              --                --            --            4.17%
         All contract charges                                  --             189          $ 16,561          0.17%             --
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A            $ 149.28              --                --            --            6.47%
         Highest contract charge 0.60% Class A           $ 149.14              --                --            --            5.83%
         All contract charges                                  --             187          $ 26,807          2.84%             --
  2009   Lowest contract charge 0.00% Class A            $ 140.21              --                --            --            8.58%
         Highest contract charge 0.60% Class A           $ 140.92              --                --            --            7.93%
         All contract charges                                  --             184          $ 24,878          3.64%             --
  2008   Lowest contract charge 0.00% Class A            $ 129.13              --                --            --            2.72%
         Highest contract charge 0.60% Class A           $ 130.57              --                --            --            2.11%
         All contract charges                                  --             162          $ 20,806          4.96%             --
  2007   Lowest contract charge 0.00% Class A            $ 125.71              --                --            --            6.53%
         Highest contract charge 0.60% Class A           $ 127.87              --                --            --            5.89%
         All contract charges                                  --             157          $ 19,585          4.20%             --
  2006   Lowest contract charge 0.00% Class A            $ 118.00              --                --            --            4.03%
         Highest contract charge 0.60% Class A           $ 120.76              --                --            --            3.40%
         All contract charges                                  --             136          $ 15,997          4.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 154.18             --                 --            --            6.20%
         Highest contract charge 0.90% Class B     $ 142.14             --                 --            --            5.25%
         All contract charges                            --            509            $75,116          2.84%             --
  2009   Lowest contract charge 0.00% Class B      $ 145.18             --                 --            --            8.32%
         Highest contract charge 0.90% Class B     $ 135.05             --                 --            --            7.33%
         All contract charges                            --            582            $81,363          3.64%             --
  2008   Lowest contract charge 0.00% Class B      $ 134.03             --                 --            --            2.46%
         Highest contract charge 0.90% Class B     $ 125.82             --                 --            --            1.55%
         All contract charges                            --            479            $62,184          4.96%             --
  2007   Lowest contract charge 0.00% Class B      $ 130.81             --                 --            --            6.26%
         Highest contract charge 0.90% Class B     $ 123.90             --                 --            --            5.29%
         All contract charges                            --            459            $58,320          4.20%             --
  2006   Lowest contract charge 0.00% Class B      $ 123.10             --                 --            --            3.77%
         Highest contract charge 0.90% Class B     $ 117.67             --                 --            --            2.84%
         All contract charges                            --            482            $57,882          4.16%             --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 205.86             --                 --            --            7.22%
         Highest contract charge 0.60% Class A     $ 147.22             --                 --            --            6.58%
         All contract charges                            --             70            $14,070          2.99%             --
  2009   Lowest contract charge 0.00% Class A      $ 191.99             --                 --            --           30.24%
         Highest contract charge 0.60% Class A     $ 138.13             --                 --            --           29.45%
         All contract charges                            --             76            $14,392          1.68%             --
  2008   Lowest contract charge 0.00% Class A      $ 147.41             --                 --            --          (47.10)%
         Highest contract charge 0.60% Class A     $ 106.70             --                 --            --          (47.42)%
         All contract charges                            --             76            $11,041          1.63%             --
  2007   Lowest contract charge 0.00% Class A      $ 278.66             --                 --            --           12.71%
         Highest contract charge 0.60% Class A     $ 202.92             --                 --            --           12.04%
         All contract charges                            --             71            $19,542          0.78%             --
  2006   Lowest contract charge 0.00% Class A      $ 247.23             --                 --            --           25.63%
         Highest contract charge 0.60% Class A     $ 181.12             --                 --            --           24.88%
         All contract charges                            --             60            $14,457          2.37%             --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 193.73             --                 --            --            6.96%
         Highest contract charge 0.90% Class B     $ 137.79             --                 --            --            5.99%
         All contract charges                            --            259            $37,993          2.99%             --
  2009   Lowest contract charge 0.00% Class B      $ 181.13             --                 --            --           29.92%
         Highest contract charge 0.90% Class B     $ 130.00             --                 --            --           28.75%
         All contract charges                            --            294            $40,174          1.68%             --
  2008   Lowest contract charge 0.00% Class B      $ 139.42             --                 --            --          (47.23)%
         Highest contract charge 0.90% Class B     $ 100.97             --                 --            --          (47.71)%
         All contract charges                            --            313            $32,917          1.63%             --
  2007   Lowest contract charge 0.00% Class B      $ 264.21             --                 --            --           12.43%
         Highest contract charge 0.90% Class B     $ 193.09             --                 --            --           11.41%
         All contract charges                            --            326            $65,021          0.78%             --
  2006   Lowest contract charge 0.00% Class B      $ 235.00             --                 --            --           25.32%
         Highest contract charge 0.90% Class B     $ 173.31             --                 --            --           24.19%
         All contract charges                            --            309            $54,685          2.37%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 172.43             --                 --            --           11.82%
         Highest contract charge 0.60% Class A     $ 120.82             --                 --            --           11.15%
         All contract charges                            --             21            $ 3,622          0.40%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
----------------------------------------------
  2009   Lowest contract charge 0.00% Class A      $ 154.20             --                 --            --           32.84%
         Highest contract charge 0.60% Class A     $ 108.70             --                 --            --           32.04%
         All contract charges                            --             23            $ 3,543          1.60%             --
  2008   Lowest contract charge 0.00% Class A      $ 116.08             --                 --            --          (39.38)%
         Highest contract charge 0.60% Class A     $  82.32             --                 --            --          (39.75)%
         All contract charges                            --             23            $ 2,622          0.63%             --
  2007   Lowest contract charge 0.00% Class A      $ 191.50             --                 --            --            5.27%
         Highest contract charge 0.60% Class A     $ 136.63             --                 --            --            4.63%
         All contract charges                            --             22            $ 4,107          0.55%             --
  2006   Lowest contract charge 0.00% Class A      $ 181.92             --                 --            --           13.86%
         Highest contract charge 0.60% Class A     $ 130.58             --                 --            --           13.18%
         All contract charges                            --             21            $ 3,635          0.75%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 153.99             --                 --            --           11.54%
         Highest contract charge 0.90% Class B     $ 114.16             --                 --            --           10.54%
         All contract charges                            --             40            $ 5,027          0.40%             --
  2009   Lowest contract charge 0.00% Class B      $ 138.05             --                 --            --           32.51%
         Highest contract charge 0.90% Class B     $ 103.27             --                 --            --           31.32%
         All contract charges                            --             36            $ 3,992          1.60%             --
  2008   Lowest contract charge 0.00% Class B      $ 104.18             --                 --            --          (39.54)%
         Highest contract charge 0.90% Class B     $  78.64             --                 --            --          (40.08)%
         All contract charges                            --             37            $ 3,035          0.63%             --
  2007   Lowest contract charge 0.00% Class B      $ 172.31             --                 --            --            5.00%
         Highest contract charge 0.90% Class B     $ 131.25             --                 --            --            4.05%
         All contract charges                            --             42            $ 5,631          0.55%             --
  2006   Lowest contract charge 0.00% Class B      $ 164.10             --                 --            --           13.58%
         Highest contract charge 0.90% Class B     $ 126.14             --                 --            --           12.56%
         All contract charges                            --             30            $ 3,891          0.75%             --
  2005   Lowest contract charge 0.00% Class B      $ 144.48             --                 --            --            6.73%
         Highest contract charge 0.90% Class B     $ 112.07             --                 --            --            5.77%
         All contract charges                            --             29            $ 3,416          0.96%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 185.43             --                 --            --           13.44%
         Highest contract charge 0.60% Class A     $ 133.08             --                 --            --           12.76%
         All contract charges                            --             60            $10,690          0.93%             --
  2009   Lowest contract charge 0.00% Class A      $ 163.46             --                 --            --           23.16%
         Highest contract charge 0.60% Class A     $ 118.02             --                 --            --           22.43%
         All contract charges                            --             63            $ 9,918          1.92%             --
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --          (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --          (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%             --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --            3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --            3.27%
         All contract charges                            --             56            $11,584          1.24%             --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --           19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --           18.90%
         All contract charges                            --             41            $ 8,389          3.08%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 168.15             --                 --            --           13.15%
         Highest contract charge 0.90% Class B     $ 127.65             --                 --            --           12.14%
         All contract charges                            --            170            $23,298          0.93%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT        TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**    RETURN***
                                                 ------------ -------------------- ------------ ---------------- -------------
MULTIMANAGER LARGE CAP VALUE (CONTINUED)
----------------------------------------
  2009   Lowest contract charge 0.00% Class B      $ 148.60             --                 --            --           22.85%
         Highest contract charge 0.90% Class B     $ 113.84             --                 --            --           21.75%
         All contract charges                            --            203            $24,443          1.92%             --
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --          (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --          (38.01)%
         All contract charges                            --            228            $22,209          1.56%             --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --            3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --            2.70%
         All contract charges                            --            201            $31,371          1.24%             --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --           19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --           18.25%
         All contract charges                            --            185            $28,015          3.08%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 232.43             --                 --            --           27.20%
         Highest contract charge 0.60% Class A     $ 134.60             --                 --            --           26.44%
         All contract charges                            --             47            $10,811          0.00%             --
  2009   Lowest contract charge 0.00% Class A      $ 182.73             --                 --            --           42.13%
         Highest contract charge 0.60% Class A     $ 106.45             --                 --            --           41.28%
         All contract charges                            --             52            $ 9,201            --              --
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --          (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --          (43.78)%
         All contract charges                            --             51            $ 6,494            --              --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --           12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --           11.51%
         All contract charges                            --             51            $11,417            --              --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --            9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --            9.24%
         All contract charges                            --             51            $10,040          0.51%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 205.79             --                 --            --           26.88%
         Highest contract charge 0.90% Class B     $ 122.48             --                 --            --           25.74%
         All contract charges                            --            153            $19,965          0.00%             --
  2009   Lowest contract charge 0.00% Class B      $ 162.19             --                 --            --           41.78%
         Highest contract charge 0.90% Class B     $  97.40             --                 --            --           40.49%
         All contract charges                            --            167            $17,174            --              --
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --          (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --          (44.08)%
         All contract charges                            --            180            $13,058            --              --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --           11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --           10.89%
         All contract charges                            --            194            $24,950            --              --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --            9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --            8.63%
         All contract charges                            --            201            $23,045          0.51%             --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A      $ 262.21             --                 --            --           25.23%
         Highest contract charge 0.60% Class A     $ 164.93             --                 --            --           24.48%
         All contract charges                            --             54            $11,972          0.80%             --
  2009   Lowest contract charge 0.00% Class A      $ 209.39             --                 --            --           44.72%
         Highest contract charge 0.60% Class A     $ 132.50             --                 --            --           43.86%
         All contract charges                            --             51            $ 9,941          3.12%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                            YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                     UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                  FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                 ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER MID CAP VALUE (CONTINUED)
--------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --           (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --           (36.20)%
         All contract charges                            --             51           $  7,026          0.49%              --
  2007   Lowest contract charge 0.00% Class A      $ 225.38             --                 --            --             0.34%
         Highest contract charge 0.60% Class A     $ 144.35             --                 --            --            (0.26)%
         All contract charges                            --             44           $  9,523            --               --
  2006   Lowest contract charge 0.00% Class A      $ 224.61             --                 --            --            15.01%
         Highest contract charge 0.60% Class A     $ 144.73             --                 --            --            14.32%
         All contract charges                            --             45           $  9,597          1.78%              --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 172.21             --                 --            --            24.91%
         Highest contract charge 0.90% Class B     $ 158.75             --                 --            --            23.79%
         All contract charges                            --            291           $ 47,906          0.80%              --
  2009   Lowest contract charge 0.00% Class B      $ 137.87             --                 --            --            44.36%
         Highest contract charge 0.90% Class B     $ 128.24             --                 --            --            43.06%
         All contract charges                            --            317           $ 42,070          3.12%              --
  2008   Lowest contract charge 0.00% Class B      $  95.50             --                 --            --           (35.97)%
         Highest contract charge 0.90% Class B     $  89.64             --                 --            --           (36.55)%
         All contract charges                            --            331           $ 30,500          0.49%              --
  2007   Lowest contract charge 0.00% Class B      $ 149.14             --                 --            --             0.09%
         Highest contract charge 0.90% Class B     $ 141.27             --                 --            --            (0.81)%
         All contract charges                            --            362           $ 52,202            --               --
  2006   Lowest contract charge 0.00% Class B      $ 149.00             --                 --            --            14.73%
         Highest contract charge 0.90% Class B     $ 142.42             --                 --            --            13.70%
         All contract charges                            --            374           $ 54,292          1.78%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class A      $ 203.94             --                 --            --             6.89%
         Highest contract charge 0.90% Class A     $ 210.54             --                 --            --             5.93%
         All contract charges                            --            413           $108,715          2.75%              --
  2009   Lowest contract charge 0.00% Class A      $ 190.79             --                 --            --             9.92%
         Highest contract charge 0.90% Class A     $ 198.75             --                 --            --             8.93%
         All contract charges                            --            464           $115,385          4.64%              --
  2008   Lowest contract charge 0.00% Class A      $ 173.57             --                 --            --           (23.31)%
         Highest contract charge 0.90% Class A     $ 182.46             --                 --            --           (24.00)%
         All contract charges                            --            503           $116,460          9.53%              --
  2007   Lowest contract charge 0.00% Class A      $ 226.34             --                 --            --             3.39%
         Highest contract charge 0.90% Class A     $ 240.09             --                 --            --             2.46%
         All contract charges                            --            537           $164,892          7.42%              --
  2006   Lowest contract charge 0.00% Class A      $ 218.91             --                 --            --            10.20%
         Highest contract charge 0.90% Class A     $ 234.32             --                 --            --             9.22%
         All contract charges                            --            639           $194,839          7.51%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B      $ 123.50             --                 --            --             6.63%
         Highest contract charge 0.90% Class B     $  95.76             --                 --            --             5.67%
         All contract charges                            --            171           $ 17,687          2.75%              --
  2009   Lowest contract charge 0.00% Class B      $ 115.82             --                 --            --             9.65%
         Highest contract charge 0.90% Class B     $  90.62             --                 --            --             8.66%
         All contract charges                            --            171           $ 16,486          4.64%              --
  2008   Lowest contract charge 0.00% Class B      $ 105.63             --                 --            --           (23.51)%
         Highest contract charge 0.90% Class B     $  83.40             --                 --            --           (24.19)%
         All contract charges                            --            187           $ 16,482          9.53%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER MULTI-SECTOR BOND (CONTINUED)
------------------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 138.09             --                 --            --            3.14%
         Highest contract charge 0.90% Class B        $ 110.01             --                 --            --            2.20%
         All contract charges                               --            222            $25,669          7.42%             --
  2006   Lowest contract charge 0.00% Class B         $ 133.89             --                 --            --            9.93%
         Highest contract charge 0.90% Class B        $ 107.64             --                 --            --            8.94%
         All contract charges                               --            212            $23,535          7.51%             --
MULTIMANAGER SMALL CAP GROWTH (f)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 140.33             --                 --            --           27.65%
         Highest contract charge 0.90% Class B (c)    $  92.61             --                 --            --           26.51%
         All contract charges                               --             70            $ 8,519          0.00%             --
  2009   Lowest contract charge 0.00% Class B         $ 109.93             --                 --            --           34.54%
         Highest contract charge 0.90% Class B (c)    $  73.21             --                 --            --           33.32%
         All contract charges                               --             69            $ 6,549            --              --
  2008   Lowest contract charge 0.00% Class B         $  81.71             --                 --            --          (42.11)%
         Highest contract charge 0.90% Class B (c)    $  54.91             --                 --            --          (42.63)%
         All contract charges                               --             48            $ 3,506            --              --
  2007   Lowest contract charge 0.00% Class B         $ 141.15             --                 --            --            3.68%
         Highest contract charge 0.90% Class B (c)    $  95.72             --                 --            --           (4.28)%
         All contract charges                               --             35            $ 4,611            --              --
  2006   Lowest contract charge 0.00% Class B         $ 136.14             --                 --            --           10.21%
         Highest contract charge 0.00% Class B        $ 136.14             --                 --            --           10.21%
         All contract charges                               --             19            $ 2,587          1.23%             --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A         $ 192.78             --                 --            --           24.82%
         Highest contract charge 0.60% Class A        $ 184.56             --                 --            --           24.07%
         All contract charges                               --             70            $13,507          0.26%             --
  2009   Lowest contract charge 0.00% Class A         $ 154.45             --                 --            --           26.73%
         Highest contract charge 0.60% Class A        $ 148.76             --                 --            --           25.97%
         All contract charges                               --             74            $11,427          1.14%             --
  2008   Lowest contract charge 0.00% Class A         $ 121.87             --                 --            --          (37.71)%
         Highest contract charge 0.60% Class A        $ 118.09             --                 --            --          (38.08)%
         All contract charges                               --             73            $ 8,899          0.31%             --
  2007   Lowest contract charge 0.00% Class A         $ 195.65             --                 --            --           (9.59)%
         Highest contract charge 0.60% Class A        $ 190.72             --                 --            --          (10.14)%
         All contract charges                               --             74            $14,269          0.38%             --
  2006   Lowest contract charge 0.00% Class A         $ 216.41             --                 --            --           16.40%
         Highest contract charge 0.60% Class A        $ 212.25             --                 --            --           15.70%
         All contract charges                               --             67            $14,314          6.20%             --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B         $ 202.76             --                 --            --           24.50%
         Highest contract charge 0.90% Class B        $ 182.54             --                 --            --           23.39%
         All contract charges                               --             94            $17,887          0.26%             --
  2009   Lowest contract charge 0.00% Class B         $ 162.86             --                 --            --           26.42%
         Highest contract charge 0.90% Class B        $ 147.95             --                 --            --           25.28%
         All contract charges                               --            108            $16,637          1.14%             --
  2008   Lowest contract charge 0.00% Class B         $ 128.82             --                 --            --          (37.86)%
         Highest contract charge 0.90% Class B        $ 118.09             --                 --            --          (38.43)%
         All contract charges                               --            125            $15,267          0.31%             --
  2007   Lowest contract charge 0.00% Class B         $ 207.32             --                 --            --           (9.84)%
         Highest contract charge 0.90% Class B        $ 191.79             --                 --            --          (10.65)%
         All contract charges                               --            146            $28,898          0.38%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 229.95             --                 --            --           16.11%
         Highest contract charge 0.90% Class B         $ 214.66             --                 --            --           15.07%
         All contract charges                                --            160            $35,191          6.20%             --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.00% to 0.60%*
  2010   Lowest contract charge 0.00% Class A          $ 263.44             --                 --            --           18.00%
         Highest contract charge 0.60% Class A         $ 139.58             --                 --            --           17.29%
         All contract charges                                --             51            $12,775          0.00%             --
  2009   Lowest contract charge 0.00% Class A          $ 223.26             --                 --            --           58.84%
         Highest contract charge 0.60% Class A         $ 119.01             --                 --            --           57.88%
         All contract charges                                --             55            $11,948            --              --
  2008   Lowest contract charge 0.00% Class A          $ 140.56             --                 --            --          (46.96)%
         Highest contract charge 0.60% Class A         $  75.38             --                 --            --          (47.28)%
         All contract charges                                --             51            $ 6,987            --              --
  2007   Lowest contract charge 0.00% Class A          $ 265.01             --                 --            --           18.55%
         Highest contract charge 0.60% Class A         $ 142.97             --                 --            --           17.83%
         All contract charges                                --             47            $12,183            --              --
  2006   Lowest contract charge 0.00% Class A          $ 223.55             --                 --            --            7.57%
         Highest contract charge 0.60% Class A         $ 121.34             --                 --            --            6.93%
         All contract charges                                --             40            $ 8,494            --              --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class B          $ 214.70             --                 --            --           17.70%
         Highest contract charge 0.90% Class B         $ 122.00             --                 --            --           16.65%
         All contract charges                                --            502            $68,052          0.00%             --
  2009   Lowest contract charge 0.00% Class B          $ 182.41             --                 --            --           58.44%
         Highest contract charge 0.90% Class B         $ 104.59             --                 --            --           57.02%
         All contract charges                                --            577            $68,071            --              --
  2008   Lowest contract charge 0.00% Class B          $ 115.13             --                 --            --          (47.08)%
         Highest contract charge 0.90% Class B         $  66.61             --                 --            --          (47.56)%
         All contract charges                                --            551            $40,530            --              --
  2007   Lowest contract charge 0.00% Class B          $ 217.54             --                 --            --           18.22%
         Highest contract charge 0.90% Class B         $ 127.01             --                 --            --           17.15%
         All contract charges                                --            586            $81,155            --              --
  2006   Lowest contract charge 0.00% Class B          $ 184.01             --                 --            --            7.30%
         Highest contract charge 0.90% Class B         $ 108.42             --                 --            --            6.33%
         All contract charges                                --            574            $66,544            --              --
MUTUAL SHARES SECURITIES FUND
-----------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)      $ 103.00             --                 --            --           13.77%
         Highest contract charge 0.90% Class 2 (y)     $ 102.36             --                 --            --           13.15%
         All contract charges                                --             73            $ 7,154          0.60%             --
NATURAL RESOURCES
-----------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class II (l)     $ 100.55             --                 --            --           27.48%
         Lowest contract charge 0.00% Class II (l)     $ 100.55             --                 --            --           27.48%
         All contract charges                                --            383            $38,117          0.07%             --
  2009   Lowest contract charge 0.00% Class II (l)     $  78.88             --                 --            --           76.42%
         Lowest contract charge 0.00% Class II (l)     $  78.88             --                 --            --           76.42%
         All contract charges                                --            367            $28,942          0.28%             --
  2008   Lowest contract charge 0.00% Class II (l)     $  44.71             --                 --            --          (55.29)%
         Lowest contract charge 0.00% Class II (l)     $  44.71             --                 --            --          (55.29)%
         All contract charges                                --            255            $11,418          0.22%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 124.21           --                 --            --           35.40%
         Highest contract charge 0.90% Advisor Class (y) $ 123.43           --                 --            --           34.68%
         All contract charges                                  --           24            $ 2,992          9.67%             --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 105.13           --                 --            --            3.84%
         Highest contract charge 0.90% Advisor Class (y) $ 104.47           --                 --            --            3.27%
         All contract charges                                  --          116            $ 9,350          2.45%             --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
-----------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Advisor Class (y)  $ 104.64           --                 --            --            3.97%
         Highest contract charge 0.90% Advisor Class (y) $ 103.98           --                 --            --            3.40%
         All contract charges                                  --          367            $37,174          6.61%             --
T. ROWE PRICE EQUITY INCOME
---------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class II (y)       $ 102.60           --                 --            --           16.44%
         Highest contract charge 0.90% Class II (y)      $ 101.96           --                 --            --           15.80%
         All contract charges                                  --           52            $ 5,337          1.91%             --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
---------------------------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class II (y)       $ 106.52           --                 --            --           18.99%
         Highest contract charge 0.00% Class II (y)      $ 106.52           --                 --            --           18.99%
         All contract charges                                  --            7            $   769          0.00%             --
TARGET 2015 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 108.03           --                 --            --           10.73%
         Lowest contract charge 0.00% Class B (l)        $ 108.03           --                 --            --           10.73%
         All contract charges                                  --           58            $ 6,259          2.22%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  97.56           --                 --            --           20.30%
         Lowest contract charge 0.00% Class B (l)        $  97.56           --                 --            --           20.30%
         All contract charges                                  --           37            $ 3,250          6.33%             --
  2008   Lowest contract charge 0.00% Class B (l)        $  81.10           --                 --            --          (28.29)%
         Lowest contract charge 0.00% Class B (l)        $  81.10           --                 --            --          (28.29)%
         All contract charges                                  --           11            $   878         13.10%             --
TARGET 2025 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 105.59           --                 --            --           11.94%
         Lowest contract charge 0.00% Class B (l)        $ 105.59           --                 --            --           11.94%
         All contract charges                                  --           71            $ 7,295          3.51%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  94.32           --                 --            --           23.20%
         Lowest contract charge 0.00% Class B (l)        $  94.32           --                 --            --           23.20%
         All contract charges                                  --           18            $ 1,631          5.94%             --
  2008   Lowest contract charge 0.00% Class B (l)        $  76.56           --                 --            --          (32.44)%
         Lowest contract charge 0.00% Class B (l)        $  76.56           --                 --            --          (32.44)%
         All contract charges                                  --            9            $   658         19.66%             --
TARGET 2035 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)        $ 104.18           --                 --            --           12.73%
         Lowest contract charge 0.00% Class B (l)        $ 104.18           --                 --            --           12.73%
         All contract charges                                  --           65            $ 6,616          3.41%             --
  2009   Lowest contract charge 0.00% Class B (l)        $  92.42           --                 --            --           25.56%
         Lowest contract charge 0.00% Class B (l)        $  92.42           --                 --            --           25.56%
         All contract charges                                  --           14            $ 1,281          6.51%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT         TOTAL
                                                      FAIR VALUE   OUTSTANDING (000s)     (000s)     INCOME RATIO**     RETURN***
                                                     ------------ -------------------- ------------ ---------------- --------------
TARGET 2035 ALLOCATION (CONTINUED)
----------------------------------
  2008   Lowest contract charge 0.00% Class B (l)       $  73.61           --                 --            --           (35.40)%
         Lowest contract charge 0.00% Class B (l)       $  73.61           --                 --            --           (35.40)%
         All contract charges                                 --            1            $    97          8.24%              --
TARGET 2045 ALLOCATION
----------------------
         Unit Value 0.00% to 0.00%*
  2010   Lowest contract charge 0.00% Class B (l)       $ 101.99           --                 --            --            13.28%
         Lowest contract charge 0.00% Class B (l)       $ 101.99           --                 --            --            13.28%
         All contract charges                                 --           14            $ 1,246          3.51%              --
  2009   Lowest contract charge 0.00% Class B (l)       $  90.03           --                 --            --            27.76%
         Lowest contract charge 0.00% Class B (l)       $  90.03           --                 --            --            27.76%
         All contract charges                                 --            3            $   153          3.68%              --
  2008   Lowest contract charge 0.00% Class B (l)       $  70.47           --                 --            --           (38.66)%
         Lowest contract charge 0.00% Class B (l)       $  70.47           --                 --            --           (38.66)%
         All contract charges                                 --           --            $     8            --               --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 113.63           --                 --            --            34.35%
         Highest contract charge 0.90% Class 2 (y)      $ 112.93           --                 --            --            33.61%
         All contract charges                                 --           38            $ 4,357          0.10%              --
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 105.16           --                 --            --            11.61%
         Highest contract charge 0.90% Class 2 (y)      $ 104.51           --                 --            --            11.00%
         All contract charges                                 --          165            $17,145          0.05%              --
TEMPLETON GROWTH SECURITIES FUND
--------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class 2 (y)       $ 104.38           --                 --            --            19.84%
         Highest contract charge 0.90% Class 2 (y)      $ 103.73           --                 --            --            19.19%
         All contract charges                                 --            3            $   326          0.00%              --
VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2010   Lowest contract charge 0.00% Class S (y)       $ 117.15           --                 --            --            42.78%
         Highest contract charge 0.90% Class S (y)      $ 116.42           --                 --            --            41.99%
         All contract charges                                 --           35            $ 4,065          0.00%              --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
-----------------------------------------------
         Unit Value 0.60% to 0.60%*
  2010   Lowest contract charge 0.60% Investor Share    $ 122.06           --                 --            --            14.22%
         Highest contract charge 0.60% Investor Share   $ 122.06           --                 --            --            14.22%
         All contract charges                                 --           51            $ 6,230          1.98%              --
  2009   Lowest contract charge 0.60% Investor Share    $ 106.86           --                 --            --            25.68%
         Highest contract charge 0.60% Investor Share   $ 106.86           --                 --            --            25.68%
         All contract charges                                 --           48            $ 5,109          2.63%              --
  2008   Lowest contract charge 0.60% Investor Share    $  85.02           --                 --            --           (37.31)%
         Highest contract charge 0.60% Investor Share   $  85.02           --                 --            --           (37.31)%
         All contract charges                                 --           48            $ 4,107          5.70%              --
  2007   Lowest contract charge 0.60% Investor Share    $ 135.63           --                 --            --             4.75%
         Highest contract charge 0.60% Investor Share   $ 135.63           --                 --            --             4.75%
         All contract charges                                 --           40            $ 5,476          1.41%              --
  2006   Lowest contract charge 0.60% Investor Share    $ 129.48           --                 --            --            14.26%
         Highest contract charge 0.60% Investor Share   $ 129.48           --                 --            --            14.26%
         All contract charges                                 --           33            $ 4,257          1.59%              --

----------
(a)  Units were made available for sale on April 27, 2007.
(b)  Units were made available for sale on July 6, 2007.
(c)  Units were made available for sale on May 25, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)

(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(h) A substitution of EQ/Morgan Stanley Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(i) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(j) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k)  Units were made available for sale on May 1, 2006.
(l)  Units were made available for sale on May 1, 2008.
(m) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(n) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(o) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(p) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(q) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(r) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(s) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(t) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(u)  Units were made available for sale on May 1, 2009.
(v)  Units were made available for sale on September 11, 2009.
(w)  Units were made available for sale on September 18, 2009.
(x) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(y)  Units were made available for sale on May 24, 2010.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

Appendix A




--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS


Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                                Director, MONY Life and MONY America (since July 2004); Director of AXA
AXA                                              Equitable (since September 1993); Chairman of the Board of AXA Financial
25, Avenue Matignon                              (since April 1998); Vice Chairman (February 1996 to April 1998). Chairman and
75008 Paris, France                              Chief Executive Officer of AXA since April 2010; prior thereto, Chairman of the Management Board (May 2000 to April 2010) and Chief Executive Officer of AXA
                                                 (January 2000 to May 2002); Vice Chairman of AXA's Management Board (January
                                                 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                                 AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson,
                                                 Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                                    Director, MONY Life and MONY America (since July 2004); Director of AXA
AXA                                              Equitable (since February 1998). Member of AXA's Board of Directors and
25, Avenue Matignon                              Deputy Chief Executive Officer (since April 2010); prior thereto, Member
75008 Paris, France                              of the AXA Management Board (February 2003 to April 2010) and Chief
                                                 Financial Officer (May 2003 through December 2009), prior thereto,
                                                 Executive Vice President, Finance, Control and Strategy, AXA (January 2000
                                                 to May 2003); prior thereto Senior Executive Vice President, International
                                                 (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA
                                                 Executive Committee (since January 2000); Director, AXA Financial (since
                                                 November 2003), AllianceBernstein (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November
                                                 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                            Director, MONY Life and MONY America (since July 2004); Founder of
Henderson Advisory Consulting                    Henderson Advisory Consulting (since January 2001); Retired Corporate Vice
425 East 86th Street, Apt. 12-C                  President, Core Business Development of Bestfoods (June 1999 to December
New York, NY 10028                               2000). Prior thereto, President, Bestfoods Grocery (formerly CPC Interna-
                                                 tional, Inc.) and Vice President, Bestfoods (1997 to 2000). Director and
                                                 Chairperson of the Nominating & Governance Committee and Lead Director of
                                                 DelMonte Foods Co., Director and Member of the Audit Committee of PACTIV
                                                 Corporation and Royal Dutch Shell plc; Former Director, Hunt Corporation
                                                 (1992 to 2002); Director, AXA Financial and AXA Equitable (since December
                                                 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                                 Director, MONY Life and MONY America (since July 2004); Director of AXA
Morgan Stanley                                   Equitable (since December 2002). Former Senior Advisor, Morgan Stanley
Harborside Financial Center                      (June 2000 to 2004); Director/Trustee, Morgan Stanley Funds (since June
Plaza Two, Second Floor                          2000); Director, AXA Financial (since December 2002); President and Chief
Jersey City, NJ 07311                            Operating Officer -- Individual Investor Group, Morgan Stanley Dean
                                                 Witter (June 1997 to June 2000); President and Chief Operating Officer --
                                                 Dean Witter Securities, Dean Witter Discover & Co. (1993 to May 1997);
                                                 Director and Chairman of the Executive Committee, Georgetown University
                                                 Board of Regents; Director, The American Ireland Fund; and a member of The
                                                 American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                                  Director, MONY Life and MONY America (since July 2004); Director of AXA
SSA & Company                                    Equitable (since September 2002). Chief Executive Officer, (since
315 East Hopkins Avenue                          February 2005) of SSA & Company. Prior thereto, President (May 2004 to
Aspen, CO 81611                                  February 2005). Prior thereto, Vice Chairman (March 2003 to May 2004),
                                                 Hyatt Hotels Corporation; President (January 2000 to March 2003);
                                                 Director, AXA Financial (since September 2002); NAVTEQ (May 2004 to 2009);
                                                 Director, Interval International (January 1998 to June 2003); Executive
                                                 Vice President, Hyatt Development Corporation (1997 to 2000); Director,
                                                 Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                                 Director, MONY Life and MONY America (since July 2004); Director of AXA
TD Ameritrade Holding Corporation                Equitable (since November 2002). Chairman of the Board, TD Ameritrade
4211 South 102nd Street                          Holding Corporation (since October 2008). Served as President and Head
Omaha, NE 68127                                  Coach of the Omaha Nighthawks of the United Football League. Prior
                                                 thereto, served as Executive Advisor to the Head Football Coach at the
                                                 University of Nebraska. Prior thereto, Chief Executive Officer (March 2001 to October 2008); Director, AXA Financial (since November 2002); Senior
                                                 Vice President, Merrill Lynch & Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------


I-1 APPENDIX A

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                                   Director, MONY Life and MONY America (since July 2004); Director of AXA
1 Briarwood Lane                                 Equitable (since March 1999); Special Assistant to the President, St.
Denville, NJ 07834                               John's University (September 2003 to June 2005); prior thereto, Dean,
                                                 Peter J. Tobin College of Business, St. John's University (August 1998 to
                                                 September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                                 CIT Group, Inc. (May 1984 to June 2001, June 2002 to February 2010), H. W.
                                                 Wilson Co. and Junior Achievement of New York, Inc. and Member and Officer
                                                 of Rock Valley Tool, LLC. Director of AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Danny L. Hale                                    Director of AXA Financial, AXA Equitable, MONY Life and MONY America since
900 20th Avenue South, Unit 1411                 May 2010. From January 2003 to March 2008, served as Senior Vice President
Nashville, TN 37212                              and Chief Financial Officer of The Allstate Corporation. Prior to joining
                                                 The Allstate Corporation in January 2003, Executive Vice President and
                                                 Chief Financial Officer of the Promus Hotel Corporation until its acquisition by the Hilton Hotels Group in 1999. Executive Vice President
                                                 and Chief Financial Officer of USF&G Corporation from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Richard C. Vaughan                               Director of AXA Financial, AXA Equitable, MONY Life and MONY America since May
764 Lynnmore Lane                                2010. Executive Vice President and Chief Financial Officer of Lincoln Financial
Naples, FL 34108                                 Group (1995 to May 2005); prior thereto, Chief Financial Officer (June 1992 to
                                                 1995); Senior Vice President and Chief Financial Officer of Employee Benefits
                                                 Division (July 1990 to 1995). Member of the Board of Directors of MBIA Inc,
                                                 serving on the Audit Committee (Chair), Compensation and Governance Committee
                                                 and Executive Committee.
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                                   Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America
30 Beekman Place                                 (since September 2006). Chairman of the Board (Distribution Committee) of The
Apt. 8A                                          New York Community Trust (since July 2008); prior thereto, Vice Chairman of the
New York, NY 10022                               Board (Distribution Committee) of The New York Community Trust (June 2008 to
                                                 July 2008). Formerly, Chairperson of New York City Health and Hospitals
                                                 Corporation (June 2004 to September 2008). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New York Life Insurance Company's family of mutual funds
                                                 (March 2001 to July 2006). Member of the Distribution Committee of The New York
                                                 Community Trust (since 2002); Member of the Board of Trustees of the Brooklyn
                                                 Museum (since 2002); Member of the Council on Foreign Relations (since 1991).
                                                 Member of the Board of Directors of Fannie Mae (since December 2008).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                              Director of AXA Financial, Inc. (since December 1995). Director of AXA
AXA UK plc                                       Equitable, MONY Life and MONY America (since May 2006). Non-executive Chairman
5 Old Broad Street                               of AXA UK plc (since 1997). Prior thereto, Chief Executive Officer (1978 to
London, England EC2N 1AD                         October 2002) and Director (April 1978 to January 2005) of Fox-Pitt, Kelton
                                                 Group Limited. Currently, Chairman of the Investment Committee and Chairman of
                                                 the Remuneration and Nomination Committee of AXA UK plc; Member of AXA's Board
                                                 of Directors since April 2010, was a Member of AXA's Supervisory Board from 1996 to April 2010 and is currently Chairman of AXA's Audit Committee and a Member of
                                                 AXA's Compensation and Human Resources Committee; prior thereto, Member of the
                                                 Supervisory Board and Chairman of the Audit Committee and Member of the
                                                 Compensation Committee of AXA (1997 to April 2010); Former Director of Binley
                                                 Limited (1994 to 2009); Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                                 Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America
The New York Community Trust                     (since September 2006). President of The New York Community Trust (since 1990).
909 Third Avenue                                 Prior thereto, Executive Vice President of The New York Community Trust (1987
New York, NY 10022                               to 1990). Director and Chairperson of Corporate Governance Committee and Member
                                                 of Executive and Compensation Committees of AllianceBernstein Corporation (since
                                                 July 2002); Director (since 1997) and Chairman of the Board (since April 2004)
                                                 of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector (since May
                                                 2005); Trustee of The New School University (since 1999); Chairman of the Board of Governors of the Milano School of Management & Urban Policy (The New School)
                                                 (since September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                                    Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America
Princeton University                             (since May 2006). Professor of Politics, IBM Professor of International Studies
Corwin Hall                                      - Director. Formerly, Director, Program in European Studies at Princeton
Princeton, NJ 08544                              University (September 1979 to 2008) and Professor of Politics (since September
                                                 1979) of Princeton University. Currently a member of AXA's Board of Directors since April 2010; prior thereto, Member of AXA's Supervisory Board (April 2003 to April 2010); Currently, President of the Advisory Board of Institut
                                                 Montaigne; President of the Editorial Board of Comparative Politics; President
                                                 of the Editorial Committee of La Revue des Deux Mondes and Politique Americaine;
                                                 Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------



                                                                  APPENDIX A I-2


DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Kraus                                   Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America
AllianceBernstein Corporation                    (since February 2009). Director, Chairman of the Board and Chief Executive
1345 Avenue of the Americas                      Officer of AllianceBernstein Corporation (since December 2008). Prior thereto,
New York, NY 10105                               Executive Vice President of Merrill Lynch & Co. (September 2008 to December
                                                 2008). Prior thereto, Co-Head, Investment Management Division of Goldman Sachs
                                                 Group, Inc. (March 1986 to March 2008); also held the following positions:
                                                 Co-Head of the Financial Institutions Group Tokyo (1990-1996); Partner (1994);
                                                 Managing Director (1996). Currently, Director of Keewaydin Camp; Chairman of the
                                                 Investment Committee of Trinity College; Chairman of the Board of Overseers of
                                                 California Institute of the Arts; and Co-Chair of Friends of the Carnegie
                                                 International.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS -- DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mark Pearson                                     Director (since January 2011), President and Chief Executive Officer (since
                                                 February 2011), AXA Financial. Chairman of the Board and Chief Executive Officer
                                                 (since February 2011) and Director (since January 2011), AXA Equitable, AXA
                                                 Equitable Financial Services, LLC, MONY Life and MONY America. Member of AXA's
                                                 Management and Executive Committees (since 2008). President and Chief Executive
                                                 Officer of AXA Japan (2008 to January 2011). Director, Representative Executive
                                                 Officer, President and Chief Executive Officer (June 2010 to February 2011),
                                                 AXA Japan Holding Co., Ltd and AXA Life Insurance Co., Ltd. (concurrently);
                                                 prior thereto, Representative Director, President and Chief Executive Officer
                                                 (June 2008 to June 2010). Regional Chief Executive Officer, Life, AXA Asia Life
                                                 and AXA Asia Pacific Holdings Limited (concurrently) (October 2001 to June
                                                 2008). Director and President (since January 2011), AXA America Holdings, Inc.
                                                 Director (since February 2011), AllianceBernstein Corporation.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                                     Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice
                                                 President (September 1987 to present) AXA Equitable; Senior Vice President
                                                 (since July 1992) AXA Financial, Inc.; Senior Vice President (since September
                                                 1999) AXA Equitable Financial Services, LLC; Senior Vice President, AXA America
                                                 Holdings, Inc. (since September 2005); Senior Vice President (since December
                                                 1999) AXA Equitable Life and Annuity Company; Director (since January 2006) and
                                                 Chairman of the Board (June 2003 to March 2005) Frontier Trust Company, FSB
                                                 ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice President
                                                 (since July 1999) and former Director (July 1999 until July 2004) AXA Network,
                                                 LLC (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Piazzolla                              Senior Executive Vice President (since March 2011), AXA Financial, Inc., AXA
                                                 Equitable Financial Services, LLC, AXA Equitable, MONY Life and MONY America.
                                                 Senior Executive Vice President, Head of Human Resources (2005 to February
                                                 2011), UniCredit Group. Vice President, Human Resources (2001 to 2004), General
                                                 Electric. Director (since March 2011), MONY Assets Corp.
------------------------------------------------------------------------------------------------------------------------------------


I-3 APPENDIX A

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                                   Executive Vice President (November 2008 to present), Treasurer (July 2004 to present) and Chief Investment Officer (September 2004 to present) of MONY
                                                 Financial Services, Inc., MONY Life and MONY America; prior thereto, Senior Vice
                                                 President (July 2004 to November 2008). Executive Vice President (November to
                                                 present), Treasurer (September 2003 to present) and Chief Investment Officer
                                                 (September 2004 to present) of AXA Equitable; prior thereto, Senior Vice
                                                 President (July 1997 to November 2008), Vice President (February 1989 to July
                                                 1997), Deputy Treasurer (February 1989 to September 1993). Executive Vice
                                                 President (November 2008 to present), Treasurer (September 1993 to present) and
                                                 Chief Investment Officer (September 2004 to present) of AXA Financial, Inc.;
                                                 prior thereto, Senior Vice President (September 1997 to November 2008); Vice
                                                 President (May 1992 to September 1997) and Assistant Treasurer (May 1992 to
                                                 September 1993). Executive Vice President (November 2008 to present), Treasurer
                                                 (September 1999 to present) and Chief Investment Officer (September 2004 to present) of AXA Equitable Financial Services, LLC; prior thereto, Senior Vice
                                                 President (September 1999 to November 2008). Senior Vice President (September
                                                 2005 to present) and Treasurer (November 2008 to present) of AXA America
                                                 Holdings, Inc. Director, Senior Vice President and Treasurer (since July 2004),
                                                 MONY Benefits Management Corp. Director, Treasurer (July 2004 to May 2005), and
                                                 Senior Vice President (since December 2006); 1740 Advisers, Inc. Director,
                                                 Executive Vice President and Treasurer (since July 2004), MONY Asset Management,
                                                 Inc.; Director (since July 2004) and Chief Financial Officer (since April 2006),
                                                 MONY Agricultural Investment Advisers, Inc. President and Treasurer (since
                                                 October 2004), MONY International Holdings, LLC. Director, President and
                                                 Treasurer (since November 2004), MONY Life Insurance Company of the Americas,
                                                 Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director and Deputy
                                                 Treasurer (since December 2001), AXA Technology Services. Senior Vice President,
                                                 Chief Investment Officer (since September 2004) and Treasurer (since December
                                                 1997), AXA Equitable Life & Annuity Company. Treasurer, Frontier Trust
                                                 Company, FSB (June 2000 until July 2007); and AXA Network, LLC (since December
                                                 1999). Director (since July 1998), Chairman (since August 2000), and Chief
                                                 Executive Officer (since September 1997), Equitable Casualty Insurance
                                                 Company. Executive Vice President (since October 2009), Chief Financial Officer
                                                 (since March 2010) and Treasurer, AXA Distribution Holding Corporation (since
                                                 November 1999); and AXA Advisors, LLC (since December 2001). Director (since
                                                 July 1997), and Senior Vice President and Chief Financial Officer (since April
                                                 1998), ACMC, LLC. Director, President and Chief Executive Officer (since
                                                 December 2003), AXA Financial (Bermuda) Ltd. Director (since January 2005),
                                                 Senior Vice President and Chief Investment Officer (since February 2005),
                                                 Director (since March 2010), Executive Vice President (since December 2008),
                                                 Chief Financial Officer (since March 2010), Chief Investment Officer and
                                                 Treasurer (since December 2008), MONY Financial Services, Inc. U.S. Financial
                                                 Life Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------


                                                                  APPENDIX A I-4

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                              Senior Executive Vice President (since January 2010) and Chief Financial
                                                 Officer, AXA Equitable; prior thereto, Executive Vice President (September 2004 to January 2010) and Chief Financial Officer, Executive Vice President
                                                 (September 2004 to January 2010) and Chief Financial Officer (since January
                                                 2007); Executive Vice President and Deputy Chief Financial Officer (September
                                                 2005 to December 2006). Senior Executive Vice President (since January 2010) and
                                                 Chief Financial Officer, MONY Life and MONY America; prior thereto, Executive
                                                 Vice President (July 2004 to January 2010) and Chief Financial Officer (since
                                                 January 2007). Senior Executive Vice President (since January 2010) and Chief
                                                 Financial Officer (since January 2007), AXA Financial, Inc.; prior thereto,
                                                 Executive Vice President and Deputy Chief Financial Officer (September 2005 to
                                                 January 2007); Director (since January 2007), Senior Executive Vice President
                                                 (since January 2010) and Chief Financial Officer (since December 2006), AXA
                                                 Equitable Financial Services, LLC; prior thereto, Executive Vice President
                                                 (September 2004 to January 2010) and Chief Financial Officer (since December
                                                 2006); Director (since August 2004), AXA Advisors, LLC; Director, Chairman,
                                                 President and Chief Executive Officer (since March 2010), ACMC, LLC; Director and Executive Vice President (since December 2006), AXA America Holdings, Inc.;
                                                 Executive Vice President and Chief Financial Officer (since December 2006), AXA
                                                 Equitable Life and Annuity Company; Director, Chairman of the Board, President
                                                 and Chief Executive Officer (since March 2010), AXA Distribution Holding
                                                 Corporation, formerly, Executive Vice President and Chief Financial Officer
                                                 (December 2006 to March 2010),; Director (since July 2004), MONY Capital Man-
                                                 agement, Inc. and MONY Agricultural Investment Advisers, Inc.; Director (since
                                                 December 2006), Chairman of the Board, President and Chief Executive Officer
                                                 (since March 2010), MONY Financial Services, Inc; prior thereto, Executive Vice
                                                 President and Chief Financial Officer (December 2006 to March 2010);.Executive
                                                 Vice President and Chief Financial Officer (December 2006 to November 2007),
                                                 MONY Holdings, LLC; 1740 Advisers, Inc. and MONY Asset Management, Inc.;
                                                 Director (since November 2004), Frontier Trust Company, FSB; Director (January
                                                 2005 to July 2007), MONY Financial Resources of the Americas Limited. Formerly,
                                                 Director (July 2004 to December 2005), The Advest Group, Inc.; Director (July
                                                 2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty Partners,
                                                 Inc.; Director (July 2004 to May 2005), Matrix Capital Markets Group, Inc. and
                                                 Matrix Private Equities, Inc. Business Support and Development (February 2001 to
                                                 June 2004), GIE AXA; Head of Finance Administration (November 1998 to February
                                                 2001), AXA Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                                Senior Vice President (July 2004 to present) and Chief Accounting Officer (May
                                                 2008 to present) of MONY Life and MONY America; prior thereto, Controller (July
                                                 2004 to May 2008). Senior Vice President (December 1999 to present) and Chief
                                                 Accounting Officer (May 2008 to present) of AXA Financial, AXA Equitable, AXA
                                                 Equitable Financial Services, LLC and MONY Financial Services, Inc.; prior thereto, Controller (December 1999 to May 2008). Senior Vice President (December
                                                 1999 to present) and Chief Accounting Officer (May 2008 to present) of AXA
                                                 Equitable Life and Annuity Company. Previously held other Officerships with
                                                 AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                                Executive Vice President (since July 2005), MONY Life, MONY America and AXA
                                                 Equitable Financial Services, LLC. Executive Vice President (since July 2005),
                                                 AXA Equitable. Director (since November 2005), AXA Advisors, LLC. Senior Vice
                                                 President (September 2001 to January 2005), JP Morgan Chase; President and Chief
                                                 Executive Officer (February 1998 to August 2001), Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
Dave S. Hattem                                   Senior Vice President (September 1999 to present) and General Counsel (February
                                                 2010 to present) of AXA Equitable and AXA Equitable Financial Services, LLC;
                                                 prior thereto, Senior Vice President (September 1999 to present) and Deputy
                                                 General Counsel (May 2004 to February 2010), Associate General Counsel
                                                 (September 1999 to May 2004). Senior Vice President and Deputy General Counsel
                                                 of AXA Financial, Inc. (September 2008 to present). Senior Vice President and
                                                 Deputy General Counsel of MONY Life, MONY America and MONY Financial Services,
                                                 Inc. (July 2004 to present). Senior Vice President (since August 2008) and
                                                 General Counsel (since December 2010) of AXA Equitable Life and Annuity Company.
                                                 Prior thereto, Senior Vice President and Deputy General Counsel (August 2008 to
                                                 December 2010). Senior Vice President and Deputy General Counsel of MONY
                                                 Holdings, LLC (July 2004 to November 2007).
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                                    Senior Vice President (since July 2004) of MONY Life and MONY America. Senior
                                                 Vice President (September 2002 to present) AXA Equitable. Senior Vice
                                                 President (since September 2002) of AXA Equitable Financial Services, LLC;
                                                 Director, President and Chief Operating Officer (since November 2002) AXA
                                                 Network, LLC; Senior Vice President (since October 2002) AXA Advisors, LLC.
                                                 Director, President and Chief Operating Officer (since July 2004), MONY
                                                 Brokerage, Inc. and its subsidiaries. Senior Vice President, Product Manager of
                                                 Solomon Smith Barney (1996 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------


I-5 APPENDIX A

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                                Vice President, Secretary and Associate General Counsel (since June 2005), MONY
                                                 Life, MONY America and AXA Equitable Financial Services, LLC. Vice President,
                                                 Secretary and Associate General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June 2005), Assistant Vice President and Counsel
                                                 (December 2001 to June 2003), Counsel (December 1996 to December 2001). Vice
                                                 President, Secretary and Associate General Counsel (since June 2005), AXA
                                                 Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                                 Holdings, Inc. Vice President, Secretary and Associate General Counsel (since
                                                 June 2005), AXA Equitable Life and Annuity Company. Vice President, Secretary
                                                 and Associate General Counsel (since June 2005), AXA Distribution Holding
                                                 Corporation. Vice President, Secretary and Associate General Counsel (June 2005
                                                 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                               Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice
                                                 President, AXA Equitable (since September 2002), Senior Vice President, AXA
                                                 Equitable Financial Services, LLC (since September 2002); prior thereto,
                                                 Managing Director, Management Compensation Group Northwest, LLC (1983 to
                                                 September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                                   President (since January 2011), AXA Equitable and AXA Equitable Financial
                                                 Services, LLC; prior thereto, Senior Executive Vice President and President,
                                                 Financial Protection and Wealth Management (January 2010 to January 2011);
                                                 Executive Vice President (September 2005 to January 2010); Senior Vice President
                                                 (March 2005 to September 2005). Senior Executive Vice President and President,
                                                 Financial Protection and Wealth Management (since February 2011 and May 2010 to
                                                 January 2011), AXA Financial, Inc.; prior thereto, President [on an interim basis] (January 2011 to February 2011). President (since January 2011), MONY
                                                 Life and MONY America; prior thereto, Senior Executive Vice President and
                                                 President, Financial Protection and Wealth Management (May 2010 to January
                                                 2011); Executive Vice President (September 2005 to May 2010); Senior Vice
                                                 President (March 2005 to September 2005). Director and Chairman of the Board
                                                 (since July 2007), MONY Brokerage, Inc. and its subsidiaries; prior thereto,
                                                 Vice Chairman of the Board (January 2006 to July 2007). Director (since February
                                                 2008), Financial Marketing Agency, Inc. Director and Chief Financial Protection
                                                 & Wealth Management Officer (since March 2010), AXA Distributors, LLC and its subsidiaries. Director (since March 2010) and Member of the Audit Committee
                                                 (since June 2010), U.S. Financial Life Insurance Company. Director (since
                                                 December 2005) and Chairman of the Board (since July 2007); prior thereto, Vice
                                                 Chairman of the Board (December 2005 until July 2007), AXA Network, LLC, AXA
                                                 Network of Connecticut, Maine and New York, LLC, AXA Network Insurance Agency of
                                                 Massachusetts, LLC. Director (since February 2007), Chairman of the Board
                                                 (since July 2007) and Chief Financial Protection & Wealth Management Officer
                                                 (since March 2010), AXA Advisors, LLC. Partner (June 1997 to March 2005),
                                                 McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                                Executive Vice President (since September 2006) and Chief Actuary (since
                                                 September 2005), AXA Equitable, prior thereto, Senior Vice President (September
                                                 2000 to September 2006), Actuary (May 1998 to September 2005), Vice President
                                                 (May 1998 to September 2000), Assistant Vice President (October 1991 to May
                                                 1998); Executive Vice President (since September 2006) and Chief Actuary (since
                                                 September 2005), MONY Life and MONY America, prior thereto, Senior Vice
                                                 President (July 2004 to September 2006); Executive Vice President (since
                                                 September 2006) and Chief Actuary (since September 2005), AXA Equitable
                                                 Financial Services, LLC, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary (September 1999 to September 2005). Director and
                                                 Vice President (since December 2003), AXA Financial (Bermuda) Ltd. Senior Vice
                                                 President and Appointed Actuary, AXA Equitable Life and Annuity Company.
                                                 Director (since May 2007) and President (since January 2008), U.S. Financial
                                                 Life Insurance Company, prior thereto, Senior Vice President (December 2004 to
                                                 January 2008) and Chief Actuary (August 2006 to January 2008); Appointed Actuary
                                                 (December 2004 to August 2006). Senior Vice President and Actuary, AXA Corporate
                                                 Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                                  Executive Vice President (since February 2005) and Chief Information Officer
                                                 (February 2005 to November 2010) of MONY Life and MONY America. Executive Vice
                                                 President and Chief Information Officer (February 2005 to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA Equitable.
                                                 Senior Vice President (February 2005 to present) of AXA Equitable Financial
                                                 Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to
                                                 September 2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------


                                                                  APPENDIX A I-6

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS             BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                                    Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial
                                                 Services, LLC, MONY Life Insurance Company and MONY Life Insurance Company of
                                                 America (since September 2007); Deputy Head of AXA Group Audit, GIE AXA (January
                                                 2002 to June 2007); Group Risk Management Executive, AXA Asia Pacific (October
                                                 1997 to December 2001); Group Compliance Manager and Corporate Lawyer, AXA
                                                 National Mutual (February 1989 to October 1997); Lawyer, Molomby & Molomby
                                                 (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                                Senior Vice President, Chief Compliance Officer and Associate General Counsel
                                                 (February 2005 to present) of MONY Life and MONY America. Senior Vice President,
                                                 Chief Compliance Officer (February 2005 to present), and Deputy General Counsel
                                                 (February 2010 to present) AXA Equitable and AXA Equitable Financial Services,
                                                 LLC, prior thereto, Senior Vice President, Chief Compliance Officer and
                                                 Associate General Counsel (February 2005 to February 2010), AXA Equitable and
                                                 AXA Equitable Financial Services, LLC, Vice President, Deputy General and Chief
                                                 Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto,
                                                 Vice President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                                Senior Executive Vice President, Chief Administrative Officer and Chief Legal
                                                 Counsel (since January 2010), AXA Equitable and AXA Equitable Financial
                                                 Services, LLC; prior thereto, Executive Vice President (September 2001 to
                                                 January 2010) and General Counsel (November 1999 to January 2010); Senior Vice
                                                 President (February 1995 to September 2011) and General Counsel (November 1999
                                                 to January 2010). Senior Executive Vice President, Chief Administrative Officer
                                                 and Chief Legal Counsel (since May 2010), AXA Financial, Inc.; prior thereto,
                                                 Executive Vice President and General Counsel (September 2001 to May 2010);
                                                 Senior Vice President and Deputy General Counsel (October 1996 to September
                                                 2001). Senior Executive Vice President, Chief Administrative Officer and Chief
                                                 Legal Counsel (May 2010 to present), MONY Life and MONY America; prior thereto, Executive Vice President and General Counsel (July 2004 to May 2010).
                                                 Director (since June 2004), Senior Executive Vice President and Chief
                                                 Administrative Officer and Chief Legal Counsel (since December 2010), MONY
                                                 Financial Services, Inc. Director (since January 2007), AXA Distribution Holding
                                                 Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Mary Fernald                                     Senior Vice President and Chief Underwriting Officer of AXA Equitable, AXA
                                                 Equitable Financial Services, LLC, MONY Life and MONY America (September 2008
                                                 to present); Senior Vice President, Chief Underwriter of Scottish Re (2000 to
                                                 September 2008).
------------------------------------------------------------------------------------------------------------------------------------
Nicholas B. Lane                                 Senior Executive Vice President and President, Retirement Savings (since
                                                 February 2011), AXA Financial, Inc., AXA Equitable, AXA Equitable Financial
                                                 Services, LLC, MONY Life and MONY America. Director and Member of the Audit
                                                 Committee (since February 2011), U.S. Financial Life Insurance Company and AXA
                                                 Equitable Life and Annuity Company. Director and Chief Retirement Savings Offi-
                                                 cer (since February 2011), AXA Advisors, LLC. Director (since November 2008) and
                                                 Member of the Audit Committee, AXA Corporate Solutions Life Reinsurance Company.
                                                 Director, Chairman of the Board, President, Chief Executive Officer and Chief
                                                 Retirement Savings Officer (since February 2011), AXA Distributors, LLC and its subsidiaries. Head of Global Strategy & Business Support and Development (June
                                                 2008 to January 2011), AXA SA. Senior Vice President of Retail Distribution
                                                 Business Platforms (February 2006 to June 2008), AXA Equitable; prior thereto,
                                                 Vice President (May 2005 to February 2006).
------------------------------------------------------------------------------------------------------------------------------------
David W. O'Leary                                 Executive Vice President (since September 2010), AXA Equitable, AXA Equitable
                                                 Financial Services, LLC, MONY Life and MONY America; prior thereto, Head of the
                                                 Financial Protection Unit (July 2010 to September 2010). Executive Vice
                                                 President and Chief Operating Officer (September 2006 to June 2010), American
                                                 General Life Insurance Company. Senor Vice President (February 2001 to August
                                                 2006), Mass Mutual Financial Group.
------------------------------------------------------------------------------------------------------------------------------------
Robert O. (Bucky) Wright                         Executive Vice President (since September 2010), AXA Equitable, AXA Equitable
                                                 Financial Services, LLC, MONY Life and MONY America. Director (since July 2010),
                                                 Vice Chairman of the Board (since October 2010) and Chief Sales Officer (since
                                                 September 2009), AXA Advisors, LLC. Chief Sales Officer (since April 2010), AXA
                                                 Network, LLC and its subsidiaries. Director (since July 2010), MONY Brokerage,
                                                 Inc. and its subsidiaries. Director (since July 2004) and Chairman of the Board
                                                 (since August 2004); MONY Securities Corporation. Senior Vice President and
                                                 Chief Agency Officer and various positions (1976 to July 2004), MONY Life.
------------------------------------------------------------------------------------------------------------------------------------



I-7 APPENDIX A

Appendix B

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.




------------------------------------------------------------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)

THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                                                         WHICH RELATE TO OUR:
------------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May 1,
2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4, 2001;
December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002;
December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003; May 15,
2003; November 24, 2003; February 10, 2004 (2 supplements), May 1, 2004;
August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005;
May 1, 2005; June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24, 2007;
September 24, 2007; October 19, 2007; February 23, 2008; May 1, 2008; July
21, 2008; August 15, 2008 (3 supplements); December 1, 2008; January 15,
2009; February 23, 2009, August 17, 2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5, 2010; May 1, 2010; June 14, 2010;
August 25, 2010; February 11, 2011............................................. IL Protector(R) Policies
December 19, 1994; May 1, 1995 through May 1, 2000; September 15, 1995;
January 1, 1997; and October 18, 1999 as previously supplemented on May 1,
1996 through May 1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 1, 2001(2) ; December 14,
2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1, 2003; May 1, 2003; May 15, 2003,
November 24, 2003; February 10, 2004 (2 supplements); May 1, 2004; August
10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1,
2005; (3 supplements); June 10, 2005; June 17, 2005; August 31, 2005;
February 23, 2006; August 25, 2006; December 11, 2006; May 1, 2007;
August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008;
May 1, 2008; July 21, 2008; August 15, 2008 (4 supplements); December 1,
2008; January 15, 2009; February 23, 2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1, 2010; February 5, 2010; May 1, 2010; June
14, 2010; August 25, 2010; February 11, 2011................................... Incentive Life Plus(SM) Policies
August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May 1,
2002; May 12, 2000; June 23, 2000; September 1, 2000; February 9, 2001;
September 4, 2001; December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003; November 24, 2003; February 10, 2004
(2 supplements); May 1, 2004; August 10, 2004; December 13, 2004; February
4, 2005; February 23, 2005; May 1, 2005; (3 supplements); June 10, 2005;
June 17, 2005; August 31, 2005; February 23, 2006; August 25, 2006;
December 11, 2006; May 1, 2007; August 24, 2007; September 24, 2007;
October 19, 2007; February 23, 2008; May 1, 2008; July 21, 2008; August 15,
2008 (4 supplements); December 1, 2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3, 2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1, 2010; June 14, 2010; August 25, 2010; Febru-
ary 11, 2011................................................................... Survivorship 2000(SM) Policies


                                                                APPENDIX B II-1

THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                                                                   WHICH RELATE TO OUR:
------------------------------------------------------------------------------------------------------------------------------------
November 27, 1991 and May 1, 1993 through May 1, 2000 and October 18,
1999, as previously supplemented on May 1, 1994 through May 1, 2002; May
12, 2000; June 23, 2000; February 9, 2001; September 4, 2001; December 14,
2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1, 2003; May 1, 2003; May 15, 2003;
November 24, 2003; February 10, 2004 (2 supplements); May 1, 2004; August
10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1,
2005; (2 supplements); June 10, 2005; June 25, 2005; August 31, 2005;
February 23, 2006; August 25, 2006; December 11, 2006; May 1, 2007;
August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008;
May 1, 2008; July 21, 2008; August 15, 2008 (3 supplements); December 1,
2008; January 15, 2009; February 23, 2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1, 2010; February 5, 2010; May 1, 2010; June
14, 2010; August 25, 2010; February 11, 2011............................................. Incentive Life 2000(R) and Champion
                                                                                          2000 Policies
August 29, 1989; February 27, 1991; May 1, 1990, May 1, 1993-May 1, 2000;
and October 18, 1999, as previously supplemented on May 1, 1994 - May 1,
2002; May 12, 2000; June 23, 2000; September 1, 2000; December 29, 2000;
January 17, 2001; February 9, 2001; September 4, 2001; December 14, 2001;
February 22, 2002; July 15, 2002; August 20, 2002; December 15, 2002; Janu-
ary 6, 2003; March 1, 2003; May 1, 2003; May 15, 2003;
November 24, 2003; February 10, 2004 (2 supplements); May 1, 2004; August
10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1,
2005; (2 supplements); June 10, 2005; June 25, 2005; August 31, 2005;
February 23, 2006; August 25, 2006; December 11, 2006; May 1, 2007;
August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008
(Incentive Life(R) Policies only); May 1, 2008; July 21, 2008 (Incentive Life(R)
Policies only); August 15, 2008 (3 Incentive Life(R) Policies Supplements); August
15, 2008 (2 Special Offer Policies Supplements); December 1, 2008; January
15, 2009; February 23, 2009 (Incentive Life(R) Policies only), August 17, 2009,
September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010
(Incentive Life(R) Policies only); May 1, 2010; June 14, 2010; August 25, 2010
(Incentive Life(R) Policies only); February 11, 2011 (Incentive Life(R) Policies only)... Incentive Life(R) Policies and
                                                                                          Special Offer Policies(2)
------------------------------------------------------------------------------------------------------------------------------------


----------
(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)   This supplement applies only to certain groups.

II-2 APPENDIX B

AXA Equitable Life Insurance Company

VARIABLE LIFE INSURANCE POLICIES


PARAMOUNT LIFE(SM)                     SURVIVORSHIP INCENTIVE LIFE(SM)
IL PROTECTOR                           INCENTIVE LIFE(R) '02
IL COLI                                SURVIVORSHIP INCENTIVE LIFE(SM) '02
IL COLI '04                            INCENTIVE LIFE(R) '06
INCENTIVE LIFE PLUS                    INCENTIVE LIFE LEGACY(R)
SURVIVORSHIP 2000                      INCENTIVE LIFE LEGACY(R) II
INCENTIVE LIFE(R) 2000                 SURVIVORSHIP INCENTIVE LIFE(SM) LEGACY
CHAMPION 2000                          INCENTIVE LIFE OPTIMIZER(R)
INCENTIVE LIFE(R)                      INCENTIVE LIFE OPTIMIZER(R) II

PROSPECTUS SUPPLEMENT DATED MAY 1, 2011


--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2011, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104



   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), Incentive Life Optimizer(R) and Incentive Life Legacy(R),
                               are issued by and
     are registered service marks of AXA Equitable Life Insurance Company.
             Paramount Life(SM) and Survivorship Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.


EVM                                                                       (5/10)
IF/NB                                                                     e13478

                                    PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                       AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17641 on March 1, 1999.

Supplement (in-force A) relating to Survivorship 2000 dated May 1, 2011 consisting of 256 pages.

Supplement (in-force -- wholesale) relating to Survivorship 2000 dated May 1, 2011 consisting of 263 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

The signatures.

Written Consent of the following persons:

Opinion and consent of Counsel (see Exhibit 2(a)(x)).

Consent of PricewaterhouseCoopers LLP (See Exhibit No. 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

      1-A(1)(a)      Certified resolutions re Authority to Market Variable Life
                     Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17641 on
                     December 11, 1996.

      1-A(2)         Inapplicable.

      1-A(3)(a)      See Exhibit 1-A(8).

      1-A(3)(b)       Broker-Dealer and General Agent Sales Agreement,
                      previously filed with this Registration Statement File
                      No. 333-17641 on December 11, 1996.

      1-A(3)(c)       See Exhibit 1-A(8)(i).

      1-A(4)          Inapplicable.

      1-A(5)(a)(i)    Flexible Premium Joint Survivorship Variable Life
                      Insurance Policy (92-500) (Equitable Variable), previously filed with this Registration Statement File
                      No. 333-17641 on December 11, 1996.

      1-A(5)(a)(ii)   Flexible Premium Joint Survivorship Variable Life
                      Insurance Policy (92-500). (Equitable), previously filed with this Registration Statement File No. 333-17641 on
                      December 11, 1996.

      1-A(5)(b)       Name Change Endorsement (S.97-1), previously filed with
                      this Registration Statement File No. 333-17641 on
                      December 11, 1996.

      1-A(5)(c)       Estate Protector Rider (R92-208) (Equitable Variable),
                      previously filed with this Registration Statement File
                      No. 333-17641 on December 11, 1996.

      1-A(5)(d)       Estate Protector Rider (R92-208) (Equitable), previously
                      filed with this Registration Statement File No.
                      333-17641 on December 11, 1996.

      1-A(5)(e)       Option to Split Flexible Premium Joint Survivorship
                      Variable Life Policy Upon Divorce Rider (R92-209)
                      (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December
                      11, 1996.

      1-A(5)(f)       Option to Split Flexible Premium Joint Survivorship
                      Variable Life Policy Upon Divorce Rider (R92-209)
                      (Equitable), previously filed with this Registration
                      Statement File No. 333-17641 on December 11, 1996.

      1-A(5)(g)       Option to Split Flexible Premium Joint Survivorship
                      Variable Life Policy Upon Federal Tax Law Change Rider
                      (R92-210) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on
                      December 11, 1996.

      1-A(5)(h)       Option to Split Flexible Premium Joint Survivorship
                      Variable Life Policy Upon Federal Tax Law Change Rider
                      (R92-210) (Equitable), previously filed with this Registration Statement File No. 333-17641 on December
                      11, 1996.

      1-A(5)(i)       Accelerated Death Benefit Rider (R94-102) (Equitable
                      Variable), previously filed with this Registration
                      Statement File No. 333-17641 on December 11, 1996.

      1-A(5)(j)       Accelerated Death Benefit Rider (R94-102) (Equitable),
                      previously filed with this Registration Statement File
                      No. 333-17641 on December 11, 1996.

      1-A(5)(m)       Unisex Rider (S.93-118) (Equitable Variable), previously
                      filed with this Registration Statement File No.
                      333-17641 on December 11, 1996.

      1-A(5)(n)       Unisex Rider (S.93-118) (Equitable), previously filed
                      with this Registration Statement File No. 333-17641 on
                      December 11, 1996.

      1-A(6)(a)(i)    Declaration and Charter of Equitable, as amended
                      January 1, 1997, previously filed with this Registration
                      Statement File No. 333-17641 on April 30, 1997.

      1-A(6)(a)(ii)   Restated Charter of AXA Equitable, as amended December
                      6, 2004, incorporated herein by reference to Exhibit No.
                      3.2 to Form 10-K, (File No. 000-20501), filed on March
                      31, 2005.

      1-A(6)(b)(i)    By-Laws of Equitable, as amended November 21, 1996,
                      previously filed with this Registration Statement File
                      No. 333-17641 on April 30, 1997.

      1-A(6)(b)(ii)   By-Laws of AXA Equitable, as amended September 7, 2004,
                      incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No.
                      333-05593), filed on April 20, 2006.

      1-A(7)          Inapplicable.

      1-A(8) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

      1-A(8)(i)       Schedule of Commissions, previously filed with this
                      Registration Statement File No. 333-17641 on December
                      11, 1996.

      1-A(9)(a)       Agreement and Plan of Merger of Equitable Variable with
                      and into Equitable dated September 19, 1996, previously filed with this Registration Statement File No.
                      333-17641 on December 11, 1996.

      1-A(9)(b)(i)    Form of Participation Agreement among EQ Advisors
                      Trust, Equitable, Equitable Distributors, Inc. and EQ
                      Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

      1-A(9)(b)(ii)   Form of Participation Agreement among EQ Advisors Trust,
                      Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit
                      23.(h)(4)(ix) to Post-Effective Amendment No. 27 to
                      Registration Statement on Form N-1A to the Registration
                      Statement of EQ Advisors Trust on Form N-1A (File Nos.
                      333-17217 and 811-07953), filed on January 15, 2004.

      1-A(9)(c)       Form of Participation Agreement among AXA Premier VIP
                      Trust, The Equitable Life Assurance Society of the
                      United States, Equitable Distributors, Inc., AXA
                      Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement
                      File No. 333-60730, filed on December 5, 2001.

      1-A(9)(d)       Form of Participation Agreement among The Equitable Life
                      Assurance Society of the United States, The Universal
                      Institutional Funds, Inc. and Morgan Stanley Investment
                      Management, Inc., previously filed with this Registration Statement, File No. 333-17641 on October 8,
                      2002.

      1-A(9)(e)       Form of Participation Agreement among OCC Accumulation
                      Trust, The Equitable Life Assurance Society of the
                      United States, OCC Distributors LLC and OPCAP Advisors
                      LLC., previously filed with this Registration Statement, File No. 333-17641 on October 8, 2002.

      1-A(9)(f)       Participation Agreement by and Among AIM Variable
                      Insurance Funds, A I M Distributors, Inc., AXA Equitable
                      Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA
                      Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4
                      (File No. 333-160951) filed on November 16, 2009.

      1-A(9)(g)       Form of Fund Participation Agreement among AXA Equitable
                      Life Insurance Company, American Century Investment
                      Management, Inc., and American Century Investment
                      Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      1-A(9)(h)       Participation Agreement among Variable Insurance
                      Products Funds, Fidelity Distributors Corporation, and
                      The Equitable Life Assurance Society of the United
                      States, dated May 1, 2003, incorporated by reference to the Registration Statement on Form N-4 (File No.
                      333-160951) filed on November 16, 2009.

      1-A(9)(i)       Participation Agreement as of July 1, 2005 Franklin
                      Templeton Variable Insurance Products Trust, Franklin/
                      Templeton Distributors, Inc., AXA Equitable Life
                      Insurance Company, AXA Advisors, LLC, and AXA
                      Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      1-A(9)(j)       Form of Fund Participation Agreement among AXA Equitable
                      Life Insurance Company, Goldman Sachs Variable Insurance
                      Trust, Goldman Sachs Asset Management, L.P., and
                      Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16,
                      2009.

      1-A(9)(k)       Form of Fund Participation Agreement among AXA Equitable
                      Life Insurance Company, Ivy Funds Variable Insurance
                      Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4
                      (File No. 333-160951) filed on November 16, 2009.

      1-A(9)(l)       Form of Fund Participation Agreement among AXA Equitable
                      Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4
                      (File No. 333-160951) filed on November 16, 2009.

      1-A(9)(m)       Participation Agreement among MFS Variable Insurance
                      Trust, Equitable Life Assurance Society of the United
                      States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      1-A(9)(n)       Participation Agreement among T.Rowe Price Equity
                      Series, Inc., T.Rowe Price Investment Services, Inc. and
                      AXA Equitable Life Insurance Company, dated July 20,
                      2005, incorporated by reference to the Registration
                      Statement on Form N-4 (File No. 333-160951) filed on
                      November 16, 2009.

      1-A(9)(o)(a)     Participation Agreement among MONY Life Insurance
                      Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      1-A(9)(o)(b)    Form of Third Amendment to the Participation Agreement,
                      (the "Agreement") dated December 1, 2001 by and among
                      MONY Life Insurance Company, PIMCO Variable Insurance
                      Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No.
                      333-160951) filed on November 16, 2009.

      1-A(9)(p)(a)    Participation Agreement among Van Eck Worldwide
                      Insurance Trust, Van Eck Securities Corporation, Van Eck
                      Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      1-A(9)(p)(b)    Form of Amendment No. 1 to the Participation Agreement,
                      (the "Agreement") dated August 7, 2000 by and among MONY
                      Life Insurance Company, Van Eck Worldwide Insurance
                      Trust, Van Eck Securities Corporation and Van Eck
                      Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration
                      Statement on Form N-4 (File No. 333-160951) filed on
                      November 16, 2009.

      1-A(10)(a)      Application EV4-200Y. (Equitable Variable), previously
                      filed with this Registration Statement File No. 333-
                      17641 on December 11, 1996.

      1-A(10)(b)      Application EV4-200Y. (Equitable), previously filed with
                      this Registration Statement File No. 333-17641 on
                      December 11, 1996.

      1-A(10)(c)      Distribution Agreement for services by The Equitable
                      Assurance Society of the United States to AXA Network,
                      LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File
                      No. 333-17641, on April 19, 2001.

      1-A(10)(d)      Distribution Agreement for services by AXA Network, LLC
                      and its subsidiaries to The Equitable Life Assurance
                      Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File
                      No. 333-17641, on April 19, 2001.

      1-A(10)(e)      General Agent Sales Agreement dated January 1, 2000
                      between The Equitable Life Assurance Society of the
                      United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

      1-A(10)(f)      First Amendment to General Agent Sales Agreement dated
                      January 1, 2000 between The Equitable Life Assurance
                      Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                      Exhibit 3(i) to the Registration Statement on Form N-4,
                      File No. 2-30070, filed April 19, 2004.

      1-A(10)(g)      Second Amendment to General Agent Sales Agreement dated
                      January 1, 2000 between The Equitable Life Assurance
                      Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                      Exhibit 3(j) to the Registration Statement on Form N-4,
                      File No. 2-30070, filed April 19, 2004.

      1-A(10)(h)      Third Amendment to General Agent Sales Agreement dated
                      as of January 1, 2000 by and between The Equitable Life
                      Assurance Society of the United States and AXA Network,
                      LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11,
                      2005.

      1-A(10)(i)      Fourth Amendment to General Agent Sales Agreement dated
                      as of January 1, 2000 by and between The Equitable Life
                      Assurance Society of the United States and AXA Network,
                      LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333- 127445), filed on August 11,
                      2005.

      1-A(10)(j)      Fifth Amendment, dated as of November 1, 2006, to
                      General Agent Sales Agreement dated as of January 1,
                      2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit
                      4(p) to Registration Statement on Form N-4 (File No.
                      2-30070), filed on April 24, 2007.

      1-A(10)(j)(i)   Sixth Amendment, dated as of February 15, 2008, to
                      General Agent Sales Agreement dated as of January 1,
                      2000 by and between AXA Equitable Life Insurance Company
                      (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                      Exhibit 3(q), filed on April 20, 2009.

      1-A(10)(j)(ii)  Seventh Amendment, dated as of February 15, 2008, to
                      General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                      Exhibit 3(r), filed on April 20, 2009.

      1-A(10)(j)(iii) Eighth Amendment, dated as of November 1, 2008, to
                      General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                      Exhibit 3(s), filed on April 20, 2009.

      1-A(10)(k)      Form of Application for Life Insurance (Form
                      AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No.
                      333-134304) filed on May 19, 2006.

      1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

      2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

      2(a)(ii) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17641 on April 30, 1997.

      2(a)(iii)       Opinion and Consent of William Schor, Vice President and
                      Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641, on
                      April 30, 1999.

      2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on July 26, 1999.

      2(a)(v) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on August 30, 1999.

      2(a)(vi) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 28, 2000.

      2(a)(vii)       Opinion and Consent of Robin M. Wagner, Vice President
                      and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 12,
                      2002.

      2(a)(viii)      Opinion and Consent of Dodie Kent, Vice President and
                      Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 27,
                      2004.

      2(a)(ix) Opinion and Consent of Dodie Kent, Vice President and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 21, 2010.

      2(a)(x) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

      2(b)(i) Opinion and Consent dated April 24, 1995 of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

      2(b)(ii) Opinion and Consent dated April 22, 1996 of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

      2(b)(iii)       Consent dated December 9, 1996 of Barbara Fraser,
                      F.S.A., M.A.A.A., Vice President of Equitable relating to Exhibits 2(b)(i) and 2(b)(ii), previously filed with this Registration Statement File No. 333-17641 on
                      December 11, 1996.

      2(b)(iv) Opinion and Consent dated December 9, 1996 of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

      2(b)(v) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17641 on April 30, 1997.

      2(b)(vi) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17641 on May 1, 1998.

      2(b)(vii)       Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A.,
                      Vice President of Equitable, previously filed with this Registration Statement File No. 333-17641, on April 30,
                      1999.

      2(b)(viii)      Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A.
                      Senior Actuary and Vice President previously filed with this Registration Statement, File No. 333-17641, on
                      April 19, 2001.

      2(b)(ix) Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement, File No. 333-17641, on April 12, 2002.

      2(b)(x) Opinion and Consent of Brian Lessing, FSA, MAA, Vice President and Actuary of Equitable (relating to Incentive Life '02 policies), previously filed with this Registration Statement, File No. 333-17641 on October 8, 2002.

      3               Inapplicable.

      4               Inapplicable.

      6               Consent of PricewaterhouseCoopers LLP, filed herewith.

      7               Powers of Attorney, filed herewith.

      8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

      9(a) Form of Illustration of Policy Benefits for Survivorship 2000, previously filed with this Registration Statement File No. 333-17641, on April 30, 1999.

      9(b) Form of Illustration of Policy Benefits for Survivorship Incentive Life, previously filed with this Registration Statement File No. 333-17641, on April 30, 1999.

      9(c) Form of Illustration of Policy Benefits for Survivorship Incentive Life previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 27th day of April, 2011.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY

                                     (REGISTRANT)
[ SEAL ]
                                     By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                                     (DEPOSITOR)

                                     By:  /s/ Dodie Kent
                                          --------------------------------------
                                          Dodie Kent
                                          Vice President and Associate General
                                          Counsel

Attest:  /s/ Dodie Kent
         ---------------------
         Dodie Kent,
         Attorney-in-Fact
         Pursuant to Power of
         Attorney
         April 27, 2011

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 27th day of April, 2011.

                                     AXA EQUITABLE LIFE INSURANCE COMPANY

                                     (DEPOSITOR)

                                     By:  /s/ Dodie Kent
                                          --------------------------------------
                                          Dodie Kent
                                          Vice President and Associate General
                                          Counsel



      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated

PRINCIPAL EXECUTIVE OFFICER

*Mark Pearson                           Chairman of the Board, Chief Executive
                                        Officer and Director

PRINCIPAL FINANCIAL OFFICER

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer



*DIRECTORS:

Mark Pearson                  Anthony J. Hamilton             Joseph H. Moglia
Henri de Castries             Mary R. (Nina) Henderson        Lorie A. Slutsky
Denis Duverne                 Peter S. Kraus                  Ezra Suleiman
Charlynn Goins                James F. Higgins                Peter J. Tobin
Danny L. Hale                 Scott D. Miller                 Richard C. Vaughan

*By:  /s/ Dodie Kent
      ------------------------
      Dodie Kent
      Attorney-in-Fact
      April 27, 2011

                                 EXHIBIT INDEX


EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------
2(a)(x)               Opinion and Consent of Dodie Kent               EX-99.2ax

6                     Consent of PricewaterhouseCoopers LLP           EX-99.6

7                     Powers of Attorney                              EX-99.7